      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2015.
                                                            FILE NOS. 333-185807
                                                                       811-09003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 3                [X]


                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                  Amendment No. 3                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)


                             2727-A ALLEN PARKWAY,
                              HOUSTON, TEXAS 77019
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 871-2000


                        AMERICAN HOME ASSURANCE COMPANY
                              (Name of Guarantor)


                                175 WATER STREET
                               NEW YORK, NY 10038
             (Address of Guarantor's Principal Offices) (Zip Code)


       GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 770-7000



                              MANDA GHAFERI, ESQ.
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                            1999 AVENUE OF THE STARS
                       LOS ANGELES, CALIFORNIA 90067-6121
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on May 1, 2015 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) Units of interest in Variable Annuity Account Seven of American General Life Insurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         VARIABLE ANNUITY ACCOUNT SEVEN


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS


                                   ITEM NUMBER
                                   IN FORM N-4                                                       CAPTION
---------------------------------------------------------------------------------- -------------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Tables; Portfolio
                                                                                    Expenses; Examples
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  The Polaris II A-Class Platinum
                                                                                    Series/Polaris II A-Class Variable
                                                                                    Annuity; Other Information
6.    Deductions..................................................................  Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris II A-Class Platinum
                                                                                    Series/Polaris II A-Class Variable
                                                                                    Annuity; Purchasing a Polaris II
                                                                                    A-Class Platinum Series/Polaris II A-Class
                                                                                    Variable Annuity; Investment Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Variable Annuity Contract
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Legal Proceedings
14.   Table of Contents of Statement of Additional Information....................  Table of Contents of
                                                                                    Statement of Additional Information


                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


                    ITEM NUMBER
                    IN FORM N-4                                         CAPTION
--------------------------------------------------- -----------------------------------------------
15.   Cover Page...................................  Cover Page
16.   Table of Contents............................  Table of Contents
17.   General Information and History..............  The Polaris II A-Class Platinum
                                                     Series/Polaris II A-Class Variable Annuity
                                                     (P);
                                                     Separate Account; General Account (P);
                                                     Investment Options (P);
                                                     Other Information (P)
18.   Services.....................................  Other Information (P)
19.   Purchase of Securities Being Offered.........  Purchasing a Polaris II A-Class Platinum
                                                     Series/Polaris II A-Class Variable Annuity
                                                     (P)
20.   Underwriters.................................  Distribution of Contracts
21.   Calculation of Performance Data..............  Performance Data
22.   Annuity Payments.............................  Annuity Income Options (P);
                                                     Income Payments; Annuity Unit Values
23.   Financial Statements.........................  Depositor: Other Information (P);
                                                     Financial Statements; Registrant:
                                                     Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

 [POLARIS II A-CLASS LOGO]
                                   PROSPECTUS


                                  MAY 1, 2015

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                               in connection with

                         VARIABLE ANNUITY ACCOUNT SEVEN

This variable annuity has several investment choices -- Variable Portfolios (which are subaccounts of the Separate Account) and Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, Lord Abbett Series Fund, Inc. and SunAmerica Series Trust.



UNDERLYING FUNDS:                                          MANAGED BY:
  Aggressive Growth                                        Wells Capital Management Incorporated
  American Funds Asset Allocation                          Capital Research and Management Company
  American Funds Global Growth                             Capital Research and Management Company
  American Funds Growth                                    Capital Research and Management Company
  American Funds Growth-Income                             Capital Research and Management Company
  Asset Allocation                                         Edge Asset Management, Inc.
  Balanced                                                 J.P. Morgan Investment Management Inc.
  Blue Chip Growth                                         Massachusetts Financial Services Company
  Capital Appreciation                                     Wellington Management Company LLP
  Capital Growth                                           The Boston Company Asset Management, LLC
  Cash Management                                          BofA Advisors, LLC
  Corporate Bond                                           Federated Investment Management Company
  Davis Venture Value                                      Davis Selected Advisers, L.P.
  "Dogs" of Wall Street                                    SunAmerica Asset Management, LLC
  Emerging Markets                                         J.P. Morgan Investment Management Inc.
  Equity Opportunities                                     OppenheimerFunds, Inc.
  Fundamental Growth                                       Wells Capital Management Incorporated
  Global Bond                                              Goldman Sachs Asset Management International
  Global Equities                                          J.P. Morgan Investment Management Inc.
  Government and Quality Bond                              Wellington Management Company LLP
  Growth Opportunities                                     Invesco Advisers, Inc.
  Growth                                                   Wellington Management Company LLP
  Growth-Income                                            J.P. Morgan Investment Management Inc.
  High-Yield Bond                                          PineBridge Investments LLC
  International Diversified Equities                       Morgan Stanley Investment Management, Inc.
  International Growth & Income                            Putnam Investment Management, LLC
  Invesco V.I. American Franchise Fund, Series II Shares   Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund, Series II Shares             Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund, Series II Shares    Invesco Advisers, Inc.
  Lord Abbett Growth and Income                            Lord, Abbett & Co. LLC
  Lord Abbett Mid Cap Stock                                Lord, Abbett & Co. LLC
  SA AB Growth(1)                                          AllianceBernstein L.P.
  SA JPMorgan MFS Core Bond(2)                             J.P. Morgan Investment Management Inc. and
                                                           Massachusetts Financial Services Company(2)
  SA MFS Massachusetts Investors Trust(3)                  Massachusetts Financial Services Company
  SA MFS Total Return(4)                                   Massachusetts Financial Services Company
  Mid-Cap Growth                                           J.P. Morgan Investment Management Inc.
  Real Estate                                              Pyramis Global Advisors, LLC
  Technology                                               Columbia Management Investment Advisers, LLC
  Telecom Utility                                          Massachusetts Financial Services Company


This contract is no longer available for purchase by new contract owners.



1 On May 1, 2015, the Alliance Growth Portfolio was renamed SA AB Growth
  Portfolio.



2 On January 16, 2015, the Total Return Bond Portfolio was renamed SA JPMorgan
  MFS Core Bond Portfolio and the investment manager changed from Pacific Investment Management Company LLC to J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company.



3 On May 1, 2015, the MFS Massachusetts Investors Trust Portfolio was renamed
  SA MFS Massachusetts Investors Trust Portfolio.



4 On May 1, 2015, the MFS Total Return Portfolio was renamed SA MFS Total
  Return Portfolio.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2015. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------







GLOSSARY....................................................   3
HIGHLIGHTS..................................................   4
FEE TABLE...................................................   5
      Maximum Owner Transaction Expenses....................   5
      Contract Maintenance Fee..............................   5
      Separate Account Annual Expenses......................   5
      Total Annual Portfolio Operating Expenses.............   5
MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................   6
THE POLARISII A-CLASS VARIABLE ANNUITY......................   7
PURCHASING A POLARISII A-CLASS
  VARIABLE ANNUITY..........................................   7
      Allocation of Purchase Payments.......................   8
      Accumulation Units....................................   9
      Right to Examine......................................   9
      Exchange Offers.......................................   9
      Important Information for Military Servicemembers.....  10
INVESTMENT OPTIONS..........................................  10
      Variable Portfolios...................................  10
        AIM Variable Insurance Funds (Invesco Variable
           Insurance Funds).................................  10
        American Funds Insurance Series.....................  10
        Lord Abbett Series Fund, Inc........................  10
        Anchor Series Trust.................................  11
        SunAmerica Series Trust.............................  11
      Substitution, Addition or Deletion of Variable
        Portfolios..........................................  13
      Fixed Accounts........................................  13
      Dollar Cost Averaging Fixed Accounts..................  13
      Dollar Cost Averaging Program.........................  14
      Asset Allocation Program..............................  14
      Transfers During the Accumulation Phase...............  16
      Automatic Asset Rebalancing Program...................  18
      Return Plus Program...................................  18
      Voting Rights.........................................  19
ACCESS TO YOUR MONEY........................................  19
      Systematic Withdrawal Program.........................  19
      Minimum Contract Value................................  19
      Qualified Contract Owners.............................  20
DEATH BENEFIT...............................................  20
      Death Benefit Defined Terms...........................  21
      Death Benefit Options.................................  21
      Optional EstatePlus Benefit...........................  23
      Spousal Continuation..................................  24
EXPENSES....................................................  24
      Separate Account Expenses.............................  24
      Underlying Fund Expenses..............................  26
      Transfer Fee..........................................  27
      Optional EstatePlus Fee...............................  27
      Premium Tax...........................................  27
      Income Taxes..........................................  27
      Reduction or Elimination of Fees, Expenses and
        Additional Amounts Credited.........................  27
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF
  THE CONTRACT..............................................  27
ANNUITY INCOME OPTIONS......................................  29
      The Income Phase......................................  29
      Annuity Income Options................................  30
      Fixed or Variable Annuity Income Payments.............  30
      Annuity Income Payments...............................  30
      Transfers During the Income Phase.....................  31
      Deferment of Payments.................................  31
      The Income Protector Feature..........................  31
TAXES.......................................................  32
      Annuity Contracts in General..........................  32
      Tax Treatment of Distributions - Non-Qualified
        Contracts...........................................  33
      Tax Treatment of Distributions - Qualified Contracts..  33
      Required Minimum Distributions........................  34
      Tax Treatment of Death Benefits.......................  35
      Contracts Owned by a Trust or Corporation.............  35


      Foreign Account Tax Compliance ("FATCA")..............  35
      Other Withholding Tax.................................  35
      Gifts, Pledges and/or Assignments of a Contract.......  35
      Diversification and Investor Control..................  36
OTHER INFORMATION...........................................  36
      The Distributor.......................................  36
      The Company...........................................  36
      The Separate Account..................................  37
      The General Account...................................  37
      Guarantee of Insurance Obligations....................  38
      Financial Statements..................................  38
      Administration........................................  38
      Legal Proceedings.....................................  39
      Registration Statements...............................  39
CONTENTS OF STATEMENT OF ADDITIONAL
  INFORMATION...............................................  39
APPENDIX A - CONDENSED FINANCIAL INFORMATION................ A-1
APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.............................................. B-1
APPENDIX C - MARKET VALUE ADJUSTMENT ("MVA")................ C-1
APPENDIX D - HYPOTHETICAL EXAMPLE OF THE
  OPERATION OF THE INCOME PROTECTOR FEATURE................. D-1
APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY............................................... E-1



                                       2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL"). The term "we," "us" and "our" are also used to identify the issuing Company.


CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

GROSS PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it. Gross Purchase Payments do not reflect the reduction of the sales charge.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - For contracts issued prior to January 1, 2001, the Latest Annuity Date is defined as the first business day of the month following your 90th birthday or 10 years after your contract issue date, whichever is later. For contracts issued on or after January 1, 2001, your Latest Annuity Date is defined as the first business day of the month following your 95th birthday or 10 years after your contract issue date, whichever is later.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The portion of your Gross Purchase Payments which we invest in your contract. We calculate this amount by deducting the applicable sales charge from your Gross Purchase Payments.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, Lord Abbett Series Fund, Inc., and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The PolarisII A-Class Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.


RIGHT TO EXAMINE: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request plus any sales charges we deducted. The amount refunded may be more or less than your original Gross Purchase Payment. We will return your original Purchase Payment if required by state law. PLEASE SEE PURCHASING A POLARISIIA-CLASS VARIABLE ANNUITY IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. We deduct separate account charges which equal 0.85% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract, we may charge additional fees for those features. We apply an up-front sales charge against Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount. Please see the FEE TABLE, PURCHASING A POLARISII A-CLASS VARIABLE ANNUITY AND EXPENSES in the prospectus.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

DEATH BENEFIT: A death benefit feature is available under the contract which is payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.


ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.



THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES



MAXIMUM SALES CHARGE
(as a percentage of each Gross Purchase Payment)(1)..... 5.75%


TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.



PREMIUM TAX(2)..... 3.5%


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE..... None


SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Mortality and Expense Risk Fees............... 0.70%
  Distribution Expense Charge................... 0.15%
  Optional EstatePlus Fee(3).................... 0.25%
                                                 ----
     Total Separate Account Annual Expenses..... 1.10%
                                                 ====


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(AS OF JANUARY 31, 2015)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(4)   MAXIMUM(4)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................    0.50%        1.26%




FOOTNOTES TO THE FEE TABLE:


 1 Your Gross Purchase Payment may qualify for a reduced sales charge. PLEASE
   SEE EXPENSES SECTION BELOW.


                                              SALES CHARGE AS A
INVESTMENT AMOUNT (AS DEFINED                PERCENTAGE OF GROSS
IN SALES CHARGE SECTION)                  PURCHASE PAYMENT INVESTED
---------------------------------------- --------------------------
  Less than $50,000.....................           5.75%
  $50,000 but less than $100,000........           4.75%
  $100,000 but less than $250,000.......           3.50%
  $250,000 but less than $500,000.......           2.50%
  $500,000 but less than $1,000,000.....           2.00%
  $1,000,000 or more....................           0.50%

 A withdrawal charge of 0.50% applies only to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal.


 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


 3 EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 0.85%. This feature is not available on contracts issued in Washington.


 4 The maximum and minimum expenses are for Underlying Funds of SunAmerica
   Series Trust, as of fiscal year ended January 31, 2015.


                                       5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:




MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.10% (including EstatePlus) and investment in an Underlying Fund with total expenses of 1.26%)


(1)   If you surrender your contract at the end of the applicable time period:



 1 year     3 years     5 years     10 years
--------   ---------   ---------   ---------
  $800     $1,269      $1,763      $3,116



(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:




 1 year     3 years     5 years     10 years
--------   ---------   ---------   ---------
  $800     $1,269      $1,763      $3,116



MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 0.85%, no election of optional features and investment in an Underlying Fund with total expenses of 0.50%)



(1)   If you surrender your contract at the end of the applicable time:



 1 year     3 years     5 years     10 years
--------   ---------   ---------   ---------
  $705     $978        $1,272      $2,105



(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:




 1 year     3 years     5 years     10 years
--------   ---------   ---------   ---------
  $705     $978        $1,272      $2,105



EXPLANATION OF EXPENSE EXAMPLES



1. The purpose of the Expense Examples is to show you the various expenses you would incur directly and indirectly by investing in the variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume separate account charges as indicated and that no transfer fees were imposed. A maximum sales charge of 5.75% is used in both the maximum and minimum examples because of the $10,000 investment amount. Your expenses may be lower if you are subject to a lower sales charge. Although premium taxes may apply in certain states, they are not reflected in the Examples.

3. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.


                                       6

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     THE POLARISII A-CLASS VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     o Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     o Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     o Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation Phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE
SEE TAXES BELOW.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         PURCHASING A POLARISII A-CLASS

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Gross Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Gross Purchase Payment.

The following chart shows the minimum initial and subsequent Gross Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.


                                                                 MINIMUM
                                               MINIMUM          AUTOMATIC
                       MINIMUM INITIAL       SUBSEQUENT         SUBSEQUENT
                        GROSS PURCHASE     GROSS PURCHASE     GROSS PURCHASE
                           PAYMENT             PAYMENT           PAYMENT
      Qualified       $2,000              $250               $100
    Non-Qualified     $5,000              $500               $100


We reserve the right to refuse any Gross Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Gross Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Gross Purchase Payment. Gross Purchase Payments that would cause total Gross Purchase Payments in all contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.



NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Gross Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the


                                       7



minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


JOINT OWNERSHIP

We allow this contract to be jointly owned by spouses (as determined for federal tax law purposes). The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. There are also states that require us to issue the contract to non-spousal joint Owners. However, non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract. Therefore, the ability of such non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

A Purchase Payment is the portion of your Gross Purchase Payment which we invest in your contract after we deduct the sales charge.

In order to issue your contract, we must receive your initial Gross Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Gross Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Gross Purchase Payments. Thus, if we have deemed a broker-dealer our agent, a Gross Purchase Payment received by the broker-dealer will be priced as if the Gross Purchase Payment was received by us. However, if a broker-dealer is not deemed our agent, a Gross Purchase Payment received by the broker-dealer will not be priced until it is received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Gross Purchase Payment is received before Market Close. If the initial Gross Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Gross Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Gross Purchase Payment. If we receive a Gross Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.


                                       8



Gross Purchase Payments submitted by check can only be accepted by the Company at the Payment Center at the following address:

American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

Gross Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Gross Purchase Payments can only be accepted at the following address:

American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

Delivery of Gross Purchase Payments to any other address will result in a delay in crediting your contract until the Gross Purchase Payment is received at the Payment Center.


ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We determine the value of each Accumulation Unit at the close of the NYSE every business day, by multiplying the Accumulation Unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Gross Purchase Payment from you on Wednesday which you allocate to the Variable Portfolio A. After we deduct the sales charge, the net amount to be invested of your Gross Purchase Payment is $23,562.50. We determine that the value of an Accumulation Unit for the Variable Portfolio A is $11.10 when the NYSE closes on Wednesday. We then divide $23,562.50 by $11.10 and credit your contract on Wednesday night with 2,122.747748 Accumulation Units for the Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


RIGHT TO EXAMINE

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center plus any sales charges we deducted. The amount refunded may be more or less than the amount you originally invested. Certain states require us to return your Gross Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Gross Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Gross Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Gross Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to put your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


                                       9



IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS



The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts we offer.


The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract owners. We offer Underlying Funds of the Anchor Series Trust and SunAmerica Series Trust at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), a wholly-owned subsidiary of AGL.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Underlying Funds you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund. The Underlying Funds along with their respective advisers are listed below.


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").



     AMERICAN FUNDS INSURANCE SERIES -- CLASS 2 SHARES


     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

                                       10



     SAAMCO MANAGED TRUSTS


     We offer Underlying Funds of the Anchor Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisers to provide investment advice for the Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 1 SHARES

     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").


     SUNAMERICA SERIES TRUST - CLASS 1 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").


           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                                       11




UNDERLYING FUNDS                                   MANAGED BY:                                       TRUST    ASSET CLASS
------------------------------------------------   ----------------------------------------------   -------   -----------------
Aggressive Growth                                  Wells Capital Management Incorporated            SAST      STOCK
American Funds Asset Allocation                    Capital Research and Management Company          AFIS      ASSET ALLOCATION
American Funds Global Growth                       Capital Research and Management Company          AFIS      STOCK
American Funds Growth                              Capital Research and Management Company          AFIS      STOCK
American Funds Growth-Income                       Capital Research and Management Company          AFIS      STOCK
Asset Allocation                                   Edge Asset Management, Inc.                      AST       ASSET ALLOCATION
Balanced                                           J.P. Morgan Investment Management Inc.           SAST      ASSET ALLOCATION
Blue Chip Growth                                   Massachusetts Financial Services Company         SAST      STOCK
Capital Appreciation                               Wellington Management Company LLP                AST       STOCK
Capital Growth                                     The Boston Company Asset Management, LLC         SAST      STOCK
Cash Management                                    BofA Advisors, LLC                               SAST      CASH
Corporate Bond                                     Federated Investment Management Company          SAST      BOND
Davis Venture Value                                Davis Selected Advisers, L.P.                    SAST      STOCK
"Dogs" of Wall Street                              SunAmerica Asset Management, LLC                 SAST      STOCK
Emerging Markets                                   J.P. Morgan Investment Management Inc.           SAST      STOCK
Equity Opportunities                               OppenheimerFunds, Inc.                           SAST      STOCK
Fundamental Growth                                 Wells Capital Management Incorporated            SAST      STOCK
Global Bond                                        Goldman Sachs Asset Management International     SAST      BOND
Global Equities                                    J.P. Morgan Investment Management Inc.           SAST      STOCK
Government and Quality Bond                        Wellington Management Company LLP                AST       BOND
Growth Opportunities                               Invesco Advisers, Inc.                           SAST      STOCK
Growth                                             Wellington Management Company LLP                AST       STOCK
Growth-Income                                      J.P. Morgan Investment Management Inc.           SAST      STOCK
High-Yield Bond                                    PineBridge Investments LLC                       SAST      BOND
International Diversified Equities                 Morgan Stanley Investment Management, Inc.       SAST      STOCK
International Growth & Income                      Putnam Investment Management, LLC                SAST      STOCK
Invesco V.I. American Franchise Fund, Series II    Invesco Advisers, Inc.                           AVIF      STOCK
 Shares
Invesco V.I. Comstock Fund, Series II Shares       Invesco Advisers, Inc.                           AVIF      STOCK
Invesco V.I. Growth and Income Fund, Series II     Invesco Advisers, Inc.                           AVIF      STOCK
 Shares
Lord Abbett Growth and Income                      Lord, Abbett & Co. LLC                           LASF      STOCK
Lord Abbett Mid Cap Stock                          Lord, Abbett & Co. LLC                           LASF      STOCK
Mid-Cap Growth                                     J.P. Morgan Investment Management Inc.           SAST      STOCK
Real Estate                                        Pyramis Global Advisors, LLC                     SAST      STOCK
SA AB Growth                                       AllianceBernstein L.P.                           SAST      STOCK
SA JPMorgan MFS Core Bond                          J.P. Morgan Investment Management Inc. and       SAST      BOND
                                                   Massachusetts Financial Services Company
SA MFS Massachusetts Investors Trust               Massachusetts Financial Services Company         SAST      STOCK
SA MFS Total Return                                Massachusetts Financial Services Company         SAST      ASSET ALLOCATION
Technology                                         Columbia Management Investment Advisers, LLC     SAST      STOCK
Telecom Utility                                    Massachusetts Financial Services Company         SAST      STOCK



YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.AIG.COM/ANNUITIES. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


                                       12



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

If your contract offered Fixed Accounts subject to a market value adjustment, please see the Market Value Adjustment ("MVA") Appendix in this prospectus for additional information.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instructions on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available


                                       13



investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as source accounts exclusively to facilitate the DCA program for a specified time period. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Gross Purchase Payments to an active DCA program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).


You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.


The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY TIME AND WE WILL PROVIDE YOU NOTICE AT LEAST 30 DAYS PRIOR TO MODIFICATION, SUSPENSION OR TERMINATION OF THE DCA PROGRAM. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE DCA PROGRAM, WE WILL TRANSFER THE REMAINING MONEY ACCORDING TO YOUR CURRENT DCA TARGET ALLOCATIONS ON FILE.



ASSET ALLOCATION PROGRAM

PROGRAM DESCRIPTION

This program was offered at no additional cost to assist in diversifying your investment across various investment categories. The program allows you to invest in one of the three Sample Portfolio models. Each Sample Portfolio is comprised of a carefully selected combination of Variable Portfolios representing various investment categories. The Sample Portfolios allocate amongst the various investment categories and coincide with the recommended weightings for each Sample Portfolio's objective. Please consult your financial representative about investment in the program.

The Sample Portfolios for this product are no longer reconfigured annually. Once you invest in a model, the percentages of your contract value allocated to each Variable Portfolio within a model will not be changed by us. You should speak with your financial representative about how to keep the Variable Portfolios in each Sample Portfolio in line with your investment goals.

Your broker-dealer designs the Sample Portfolios. Your broker-dealer may have revenue sharing arrangements in place with the money managers that manage the Underlying Funds comprising the Sample Portfolios. Those arrangements are not related to the availability of the same Underlying Funds in this variable annuity. Information about your broker-dealer's revenue sharing arrangements can be obtained from your financial representative or by visiting the broker-dealer's website.


                                       14



ENROLLING IN THE ASSET ALLOCATION PROGRAM

You and your financial representative should determine the Sample Portfolio most appropriate for you based on your financial needs, risk tolerance and investment horizon. You may request to discontinue the use of a Sample Portfolio by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Sample Portfolio through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

Participation in this program requires that you invest 100% of your subsequent Purchase Payment(s) in the same Sample Portfolio. Investment outside of the Sample Portfolios is prohibited. If you attempt to split your investment in one or more Sample Portfolio, your investment may no longer be consistent with the Sample Portfolio's intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Sample Portfolio, such an investment may no longer be consistent with the model's intended objectives.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Sample Portfolio unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Sample Portfolio, your investment may no longer be consistent with the Sample Portfolio's intended objectives. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from Sample Portfolio to another Sample Portfolio at any time; you will be transferred into the most current Sample Portfolio available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Sample Portfolio as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update both your allocation instructions, DCA target allocation instructions and Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.

REBALANCING THE SAMPLE PORTFOLIOS

You can elect to have your investment in the Sample Portfolio rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the Sample Portfolio you selected.

If you choose to make investments outside of the Sample Portfolio, only those Variable Portfolios within the Sample Portfolio you selected will be rebalanced. Investments in other Variable Portfolios not included in the Sample Portfolio cannot be rebalanced if you wish to maintain your current Sample Portfolio.

Over time, the Sample Portfolio you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Sample Portfolio rebalanced at least annually, then your investment may no longer be consistent with the Sample Portfolio's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change. You should consult your financial representative about how to keep your Sample Portfolio's allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying funds in the models may mean that, over time, the Sample Portfolios no longer are consistent with their original investment goals.


IMPORTANT INFORMATION ABOUT THE ASSET ALLOCATION PROGRAM

The Sample Portfolios are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Sample Portfolio should be revised or whether it remains appropriate to invest in accordance with any particular Sample Portfolio.

The program does not guarantee greater or more consistent returns. Future market and investment category performance may differ from the historical performance upon which the Sample Portfolios may have been built. Also, allocation to a single investment category may outperform a Sample Portfolio, so that you could have been better off investing in a single investment category than in a Sample Portfolio. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single investment category. Further, there can be no assurance that any Variable Portfolio chosen for a particular Sample Portfolio will perform well or that its performance will closely reflect that of the investment category it is designed to represent.

The Sample Portfolios represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Sample Portfolios meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Sample Portfolios can be obtained from your financial representative.


                                       15



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE PROGRAM AT ANY TIME.


SAMPLE PORTFOLIOS (EFFECTIVE MARCH 31, 2005)



               VARIABLE PORTFOLIOS                  MODEL 1     MODEL 2     MODEL 3
 American Funds Asset Allocation                       15%          0%          0%
 American Funds Global Growth                           8%         10%         10%
 American Funds Growth                                  0%         10%         12%
 American Funds Growth-Income                          12%         10%         10%
 Capital Appreciation                                   0%          0%         10%
 Corporate Bond                                        10%          5%          0%
 Davis Venture Value                                    5%          0%         10%
 Equity Opportunities                                   5%          0%          0%
 Government and Quality Bond                           10%          5%          0%
 Growth                                                 5%         10%         12%
 Lord Abbett Growth and Income                          0%         10%          8%
 Lord Abbett Mid Cap Stock                              0%          0%         12%
 SA MFS Total Return                                   15%         15%          0%
 Invesco V.I. Comstock Fund, Series II Shares           5%         10%          8%
 Invesco V.I. Growth and Income Fund, Series II
   Shares                                              10%         15%          8%
                                           TOTAL      100%        100%        100%


The Sample Portfolio models listed above are those that are most currently available for this product. The year indicated was the last year in which the models were updated. Therefore, the Variable Portfolio allocations in each Sample Portfolio model may no longer be consistent with the Sample Portfolio model's intended objectives and/or your investment goals. Please consult your financial representative accordingly.

We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each Sample Portfolio to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.


TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts, subject to the Company's and the Underlying Funds' short term trading policies, by telephone (800) 445-7862, through the Company's website (www.aig.com/annuities), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to
(818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.


We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.


SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or
(3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.


                                       16



We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").


For example, if you made a transfer on August 16, 2014 and within the previous twelve months (from August 17, 2013 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2014 must be submitted by U.S. Mail (from August 17, 2014 through August 16, 2015).


U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1)    the number of transfers made in a defined period;

     (2)    the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.


                                       17



The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if applicable, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if applicable, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Automatic Asset Rebalancing typically involves shifting a portion of your money out of investment options which had higher returns into investment options which had lower returns. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU IF WE EXERCISE THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.



RETURN PLUS PROGRAM

The Return Plus program, available only if we are offering multi-year Fixed Accounts and available for no additional charge, allocates your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how


                                       18



much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.


     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 3 years. If the 3-year Fixed Account is offering a 4% interest rate, Return Plus will allocate $88,900 to the 3-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $11,100 may be allocated among the Variable Portfolios according to your allocation instructions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.


VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract by making a systematic, partial, or total withdrawal (surrender), and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100 after the withdrawal, and your total contract value must be at least $500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio, Fixed Account or DCA Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU IF WE EXERCISE THAT RIGHT.


MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.


                                       19



QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES
BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


You designate your Beneficiary(ies) who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.


If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death in Good Order. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider due proof of death in Good Order to be satisfactory written proof of death which may include: (1) a certified copy of the death certificate; (2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or (3) a written statement by a medical doctor who attended the deceased at the time of death.


For contracts in which the aggregate of all Gross Purchase Payments in contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.


The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.


EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program, if available, can allow a Beneficiary to take the death benefit amount in the form of annuity income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution. The contract continues in the original Owner's name for the benefit of the Beneficiary. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death.

A Beneficiary may withdraw all or a portion of the contract value at any time, name their own Beneficiary to receive any remaining unpaid amount in the contract in the event of their death and make transfers among investment options.

There are certain restrictions applicable to this program. No Purchase Payments are permitted. Optional features, including death benefits, elected by the original Owner are not available and any changes associated with these features will no longer be deducted. The contract may not be assigned and ownership may not be changed or jointly


                                       20



owned. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.


OTHER BENEFICIARY CONTINUATION OPTIONS


The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by the fifth anniversary of death. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


Please consult a qualified adviser regarding tax implications of these options and your particular circumstances.


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equal total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Gross Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Gross Purchase Payments are received on or after your 86th birthday.


DEATH BENEFIT OPTIONS

This contract provides two death benefit options: the Purchase Payment Accumulation Option and the Maximum Anniversary Value Option. In addition, you may also elect the optional EstatePlus feature, described below. These elections must have been made at the time you purchased your contract and once made, cannot be changed or terminated. You may pay for the optional EstatePlus feature and your Beneficiary may never receive the benefit once you begin the Income Phase on or before the Latest Annuity Date.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS IF YOUR CONTRACT WAS ISSUED ON OR AFTER JUNE 1, 2004:


OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1.   Contract value; or

     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary; or

     4. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.


OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1.   Contract value; or

     2. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or


                                       21



     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death. The anniversary value equals the contract value on a contract anniversary, plus any Purchase Payments received since that anniversary, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.

If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is greater of:

     1.   Contract value; or

     2.   The lesser of:

          a. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

          b.  125% of contract value.

If you are age 90 or older at the time of death and selected the Maximum Anniversary death benefit, the death benefit will be equal to the contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS IF YOUR CONTRACT WAS ISSUED BETWEEN OCTOBER 24, 2001 AND MAY 31, 2004:


OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. Contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. total Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of each withdrawal; or

     3. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals in the same proportion that the Gross Withdrawal reduced contract value on the date of the Gross Withdrawal; or

     4. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for each Gross Withdrawal recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

The Purchase Payment Accumulation option may not be available to Washington contract owners. Please check with your financial representative for availability.


OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

The death benefit is the greater of:

     1. Contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. total Gross Purchase Payments, reduced by any withdrawals in the same proportion that the contract value was reduced on the date of each withdrawal; or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments, since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of Maximum Anniversary Value if you are age 81 or older at the time of contract issue, or you are age 90 or older at the time of your death.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS IF YOUR CONTRACT WAS ISSUED BEFORE OCTOBER 24, 2001:


OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greater of:

     1. Contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2.   total Gross Purchase Payments less withdrawals; or

     3. total Purchase Payments less withdrawals, compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death; or

     4. the contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age


                                       22



          70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.


OPTION 2 -- MAXIMUM ANNIVERSARY VALUE OPTION

The death benefit is the greatest of:

     1. Contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2.   total Gross Purchase Payments less withdrawals; or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals since that contract anniversary.

If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of Maximum Anniversary Value if you are age 81 or older at the time of contract issue or you are age 90 or older at the time of your death.


OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issued your contract. This benefit is not available for election in Washington.

You must have elected EstatePlus at the time we issued your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:


 CONTRACT YEAR        ESTATEPLUS             MAXIMUM
    OF DEATH          PERCENTAGE       ESTATEPLUS BENEFIT
 Years 0 - 4      25% of Earnings     40% of Net Purchase
                                      Payments
 Years 5 - 9      40% of Earnings     65% of Net Purchase
                                      Payments*
 Years 10+        50% of Earnings     75% of Net Purchase
                                      Payments*

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:


 CONTRACT YEAR        ESTATEPLUS             MAXIMUM
    OF DEATH          PERCENTAGE       ESTATEPLUS BENEFIT
 All Contract     25% of Earnings     40% of Net Purchase
 Years                                Payments*

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.


What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.


What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.


What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. PLEASE SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


                                       23



SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract. If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

Non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

The Continuing Spouse may not terminate the Maximum Anniversary Value death benefit if elected at contract issue. To the extent that the Continuing Spouse invests in the Variable Portfolios, he/she will be subject to investment risk as was the original Owner.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT EXPENSES

The mortality and expense risk charge and distribution expense charge is 0.85% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


UPFRONT SALES CHARGE

We may apply an up front sales charge against the Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount.

Your investment amount is determined on the day we receive a Gross Purchase Payment and is the greater of:

     1.   The sum of:

          (a)        the Gross Purchase Payment amount;

          (b)        the current contract value of this contract; and

          (c) the current contract value of any eligible related contracts as defined under the Rights of Accumulation section below; or

     2.   The amount, if any, you agree to contribute to this contract.


                                       24




                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                        GROSS PURCHASE
INVESTMENT AMOUNT                      PAYMENT INVESTED
 Less than $50,000                                5.75%
 $ 50,000 but less than $100,000                  4.75%
 $100,000 but less than $250,000                  3.50%
 $250,000 but less than $500,000                  2.50%
 $500,000 but less than $1,000,000                2.00%
 $1,000,000 or more                              0.50%*

* Additionally, a withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. PLEASE SEE PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE BELOW.

We call the above investment levels "breakpoints." You can reduce your sales charge by increasing your investment amount to reach the next breakpoint. For example, an investment amount of $50,000 brings you to the first breakpoint and entitles you to a reduced sales charge of 4.75%.


REDUCING YOUR SALES CHARGES

Our Rights of Accumulation feature allows you to combine your current Gross Purchase Payment with other Gross Purchase Payments and/or contract values so that you may take advantage of the breakpoints in the sales charge schedule.

Other sales charge reductions may be available to clients of financial planners, institutions, broker-dealer representatives or registered investment advisers utilizing fee based services. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED BELOW.


LETTER OF INTENT

The Letter of Intent feature lets you establish an investment goal up front so that all Gross Purchase Payments you make during a designated 13-month period receive the sales charge corresponding to your stated investment goal. When you submit a signed Letter of Intent, we use the amount of your stated investment goal to determine the sales charge on any Gross Purchase Payment you make during the 13-month period as though the total amount of Gross Purchase Payments (your investment goal) is invested as one lump-sum.

Gross Purchase Payments made within 90 days prior to our receipt of your Letter of Intent (but not prior to the issue date of your contract) may count towards meeting your investment goal. If you use prior Gross Purchase Payments towards satisfying your investment goal, the Letter of Intent start date will be backdated to the receipt date of the earliest prior Gross Purchase Payment. If you wish to use prior Gross Purchase Payments towards meeting your investment goal, you or your financial representative must inform us of such prior Gross Purchase Payments at the time you submit your Letter of Intent.


     EXAMPLE:

     Assume as part of your contract application you sign a Letter of Intent indicating an investment goal of $50,000 over a 13-month period. The sales charge corresponding to your investment goal is 4.75%. You make an initial Gross Purchase Payment of $20,000. We deduct a reduced sales charge of 4.75% from your initial Gross Purchase Payment. Ten months later you make a subsequent Gross Purchase Payment of $30,000. We again deduct a reduced sales charge of 4.75% from your Gross Purchase Payment. Without a Letter of Intent the sales charge for the first Gross Purchase Payment would have been 5.75%.

You may submit a Letter of Intent at any time. If you choose to submit a Letter of Intent when you apply for the contract, you must check the corresponding box on the application and complete the appropriate form, if applicable. If you elect to submit a Letter of Intent after your contract is issued, you must complete the appropriate form, which is available from your financial representative or our Annuity Service Center.

You are not obligated to reach your investment goal. If you do not achieve your investment goal by the end of the 13-month period or if you surrender or annuitize your contract without having reached your investment goal, we will deduct from your contract the difference between: (1) the sales charge corresponding to the amount of Gross Purchase Payments made to your contract during the 13-month period; and (2) the sales charge you actually paid, regardless of whether the original sales charge was based on your Letter of Intent investment goal. PLEASE SEE RIGHTS OF ACCUMULATION BELOW. The sales charges are deducted proportionately from your then current contract value. We will not deduct this amount if a death benefit is paid on the contract prior to the end of the 13-month period.

You may increase your investment goal by sending us a written request at any time during the 13-month period. Gross Purchase Payments made from the date of such notice through the end of the original 13-month period will receive any applicable reduction in sales charges. Sales charges on Gross Purchase Payments received prior to the notice to increase your investment goal will not be retroactively reduced.

We reserve the right to modify, suspend or terminate this program at any time.


RIGHTS OF ACCUMULATION

You may qualify for a reduced sales charge through Rights of Accumulation. Rights of Accumulation involves combining your current Gross Purchase Payment with the current


                                       25



contract values of this contract and eligible related contracts and mutual funds so that you may reduce the sales charge on your current Gross Purchase Payment(s) into this contract. A list of eligible contracts and mutual funds may be obtained from your financial representative. The sales charge corresponding to this combined investment amount is deducted from your current Gross Purchase Payment.

In order to use Rights of Accumulation to reduce your sales charge using contracts other than this contract, you or your financial representative must inform us of the related contracts and mutual funds each time you make a Gross Purchase Payment. The sales charge for Gross Purchase Payments submitted using Rights of Accumulation privileges will be based on the breakpoint corresponding to the sum of (1) your current Gross Purchase Payment; (2) your current contract value; and (3) the current values of your eligible related contracts and mutual funds.

For purposes of calculating your investment amount, the current contract value is the value of your contract and any eligible related contracts as of the close of the market on the last previous NYSE business day less any current day withdrawals, adjusted for any current day transactions.


     EXAMPLE:

     Assume your contract has a current value of $20,000. You have a second contract with us which qualifies for Rights of Accumulation that has a current value of $25,000. You make a $5,000 Gross Purchase Payment and inform us of your eligible related contracts at the time you make your payment. The sales charge applicable to the current Gross Purchase Payment is based on the sales charge corresponding to the sum of: (1) your current Gross Purchase Payment ($5,000); (2) the current contract value of this contract ($20,000); and (3) the current contract value of your related contract ($25,000). The sum of these values is $50,000. We deduct the sales charge corresponding to an investment amount of $50,000, or 4.75%, from your $5,000 Gross Purchase Payment. Without the benefit of Rights of Accumulation your sales charge would have been 5.75%.

Certain Rights of Accumulation privileges may not be available in your state. Please contact your financial representative regarding the availability of this feature.

We reserve the right to modify, suspend, or terminate this program at any time.


PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE

Each Gross Purchase Payment that qualifies for the $1,000,000 or more breakpoint is also subject to a withdrawal charge of 0.50%. The withdrawal charge applies to withdrawals of such Gross Purchase Payments or any portion thereof, that is invested less than 12 months prior to such withdrawal.

Assume that at contract issue, you make an initial Gross Purchase Payment of $800,000. We deduct a sales charge of 2.00%. Three months later, you make a subsequent Gross Purchase Payment of $400,000. Assuming a flat market, the Investment Amount level is now $1,200,000 ($800,000 + $400,000). The second Gross Purchase Payment puts your contract in the Investment Amount of $1,000,000 or more. We deduct a sales charge of 0.50% on $400,000 and will charge a withdrawal charge of 0.50% if you take a withdrawal from this Gross Purchase Payment if invested less than 12 months. Four months later, you take a withdrawal of $700,000 which will reduce your contract value to $500,000 ($1,200,000 - $700,000). We do not charge a withdrawal charge on this withdrawal. Two months later, you take a withdrawal of $400,000 which will reduce your contract value to $100,000 ($500,000 - $400,000). We will charge a withdrawal charge of $1,500 (0.50% of $300,000 since $100,000 is part of the first Gross Purchase Payment).


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES


Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.



12b-1 FEES

Certain Underlying Funds available in this product assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Series II shares of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Class 2 shares of the American Funds Insurance Series. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.


The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.


There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


                                       26



TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL ESTATEPLUS FEE

The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).


PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A
PARTICULAR GROUP AT ANY TIME.

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           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.


COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.00% of each Gross Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Gross Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually for the life of the contract.


The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special


                                       27



compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2014 in the Statement of Additional Information which is available upon request.


NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.


We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.


Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.



PAYMENTS WE RECEIVE


We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.


RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.


ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment adviser realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.50% annually based on assets under management.


OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

                                       28

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below. For contracts issued prior to January 1, 2001, the Latest Annuity Date is defined as the first business day of the month following your 90th birthday or 10 years after your contract issue date, whichever is later. For contracts issued on or after January 1, 2001, your Latest Annuity Date is defined as the first business day of the month following your 95th birthday or 10 years after your contract issue date, whichever is later. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.



WHAT IS THE IMPACT ON THE DEATH BENEFIT IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. PLEASE SEE DEATH BENEFITS ABOVE.


CAN I EXTEND THE ACCUMULATION PHASE PAST THE LATEST ANNUITY DATE?

If you do not begin the Income Phase earlier, annuity income payments must begin on your Latest Annuity Date. For contracts issued prior to January 1, 2001, with a Latest Annuity Date of age 90, we may offer you the opportunity to extend your Accumulation Phase up to age 95 at our sole discretion. Currently, we allow extensions of the Accumulation Phase, in one-year increments ("Extension Periods"), provided your contract is eligible for an Extension Period as described below upon your request. Accepting our offer to extend the Accumulation Phase does not preclude you from requesting to annuitize your contract prior to the end of the Extension Period. If you enter an Extension Period, your contract remains in the Accumulation Phase, you retain all current benefits, and can choose to surrender or annuitize in the future.

In accordance with the Company's final settlement of a multi-state audit and market conduct examination, and other related state regulatory inquiries regarding unclaimed property, if you qualify for Extension Periods you must notify us that you want to extend your Accumulation Phase. Please see LEGAL PROCEEDINGS for more information about the settlement and our enhanced practices related to the handling of unclaimed property.

If you do not notify us that you wish to enter an Extension Period, your contract will be annuitized on the Latest Annuity Date using the default option specified below. You can elect a different Annuity Payout Option by completing and mailing an Annuity Option Selection Form to our Annuity Service Center.

EXTENSION PERIODS WILL NOT BE OFFERED BEYOND THE FIRST BUSINESS DAY OF THE MONTH FOLLOWING YOUR 95TH BIRTHDAY. If your Accumulation Phase is extended to the first business day of the month following your 95th birthday but you have not selected an Annuity Payout Option by that date, we will automatically annuitize your contract using the default option specified below.

We will contact you prior to your Latest Annuity Date to inform you of Extension Periods, if available. Currently, you may be eligible for an Extension Period provided you do not have a Leveraged Death Benefit. A Leveraged Death Benefit is determined as follows:

     (1) a withdrawal is taken after May 2, 2011 (unless taken as a systematic withdrawal of the RMD for this contract); and

     (2) the death benefit to contract value ratio is 300% or more, on the date we determine eligibility for an Extension Period.

If we determine you are not eligible for an Extension Period due to having a Leveraged Death Benefit, as defined above, we will not allow any extensions of your Accumulation Phase, and your contract will be annuitized on the Latest Annuity Date. Subsequently, if we determine you are no longer eligible for an Extension Period, we will then annuitize your contract on the first business day of the month following the end of the current Extension Period in accordance with the default annuity income payment option


                                       29



specified below and in your contract. You may select another annuity income payment option so long as you notify us in writing at least 30 days prior to that date.

We reserve the right, at our sole discretion, to refuse to offer Extension Periods, regardless of whether we may have granted Extension Periods in the past to you or other similarly situated contract owners.


ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also,


                                       30



if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, is based on the guaranteed minimum interest rate specified in your contract and will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.


THE INCOME PROTECTOR FEATURE

The Income Protector feature is a future "safety net" which offers you the ability to receive a guaranteed fixed minimum retirement income when you switch to the Income Phase. With the Income Protector feature you know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions.

The Income Protector is a standard feature of your contract. There is no additional charge associated with this feature. This feature may not be available in your state.

We reserve the right to modify, suspend or terminate the Income Protector feature at any time.


HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

We base the amount of minimum income available to you if you elect to receive annuity income payments using the Income Protector feature upon a calculation we call the income benefit base.

The income benefit base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your income benefit base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact income benefit base calculation is equal to (a) plus (b) minus (c) where:

    (a) is equal to, for the first year of calculation, your initial Purchase Payment, or for each subsequent year of calculation, the income benefit base on the prior contract anniversary, and;

    (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the last contract anniversary, and;

    (c) is equal to all withdrawals and applicable fees and charges since the last contract anniversary, in an amount proportionate to the amount by which such withdrawals decreased your contract value.


ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector feature ONLY within the 30 days after the seventh or later contract anniversary.

The contract anniversary prior to your election to begin receiving annuity income payments is your income benefit date. This is the date as of which we calculate your income benefit base to use in determining your guaranteed minimum fixed retirement income. Your final income benefit base is equal to (a) minus (b) where:

    (a) is equal to your income benefit base as of your income benefit date, and;

    (b) is equal to any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as the income benefit date, and any applicable premium taxes.


                                       31



To arrive at the minimum guaranteed retirement income available to you we apply to your final income benefit base the annuity rates stated in your Income Protector endorsement for the annuity income option you select. You then choose if you would like to receive that income annually, semi-annually quarterly or monthly for the time guaranteed under your selected annuity income option. The annuity income options available when using the Income Protector feature to receive your retirement annuity income are:

     o     Life Annuity with 10 Years Guaranteed, or

     o     Joint and Survivor Life Annuity with 20 Years Guaranteed

At the time you elect to begin receiving annuity income payments, we will calculate your annuity income payments using both your income benefit base and your contract value. We will use the same annuity income option for each calculation, however, the annuity factors used to calculate your annuity income under the Income Protector feature will be different. You will receive whichever provides a greater stream of income. If you elect to receive annuity income payments using the Income Protector feature your annuity income payments will be fixed in amount. You are not required to use the Income Protector feature to receive annuity income payments.

If a Spousal Beneficiary elects to continue the contract upon the death of the original Owner, the Income Protector feature will continue. The Continuation Contribution is not a purchase payment and therefore will not impact the income benefit base calculation. The waiting period before electing to use the Income Protector feature will be counted from the original issue date of the contract.


NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option which does not exceed your life expectancy. That restriction, if it applies to you, may limit your ability to use the Income Protector feature.

You may wish to consult your tax advisor for information concerning your particular circumstances. PLEASE SEE APPENDIX D FOR AN EXAMPLE OF THE OPERATION OF THE
INCOME PROTECTOR FEATURE.

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                                     TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONTRACTS PROVIDE TAX-DEFERRED ACCUMULATION OVER TIME, BUT MAY BE SUBJECT TO CERTAIN FEDERAL INCOME AND EXCISE TAXES, MENTIONED BELOW. REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS. SECTION REFERENCES ARE TO THE INTERNAL REVENUE CODE ("IRC"). WE DO NOT ATTEMPT TO DESCRIBE ANY POTENTIAL ESTATE OR GIFT TAX, OR ANY APPLICABLE STATE, LOCAL OR FOREIGN TAX LAW OTHER THAN POSSIBLE PREMIUM TAXES MENTIONED UNDER "PREMIUM TAX CHARGE." DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLANS AND PROGRAMS ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.

If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.

Examples of qualified plans or arrangements are: traditional (pre-tax) IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans (including 401(k) plans), and governmental 457(b) deferred compensation plans. Typically, for employer plans and tax deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.


AGGREGATION OF CONTRACTS


Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.



                                       32



TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     o for payment of health insurance if you are unemployed and meet certain requirements;


     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;


     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;


     o payments to certain individuals called up for active duty after September 11, 2001; and



                                       33



     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2;
(2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the
IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. Upon notification of your death, we will terminate the automatic required minimum distribution unless your Beneficiary instructs us otherwise. We reserve the right to change or discontinue this service at any time.


                                       34



IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.



FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States



     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia



     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

     o     a person that meets the substantial presence test

     o     any other person that is not a foreign person.

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form, each of which is effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-8 or acceptable substitute form.


OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.


                                       35



The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

--------------------------------------------------------------------------------
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                               OTHER INFORMATION
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THE DISTRIBUTOR


AIG Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG Capital Services, Inc., an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("Merger"). Before the Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL is regulated for the benefit of policy owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require AGL to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's operations.

AIG is a leading international insurance organization serving customers in more than 130 countries. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are


                                       36



leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.


More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.



OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Annuity Account Seven was a separate account of SunAmerica Annuity, originally established under Arizona law on August 28, 1998. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Annuity Account Seven was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.


                                       37



GUARANTEE OF INSURANCE OBLIGATIONS

The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor").

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

Guarantees for contracts and certificates issued prior to the Merger will continue after the Merger. As a result, the Merger of SunAmerica Annuity into AGL will not impact the insurance obligations under the Guarantee. PLEASE SEE THE COMPANY ABOVE FOR MORE DETAILS REGARDING THE MERGER.


American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home, an affiliate of the Company, is an indirect wholly owned subsidiary of American International Group, Inc.



FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY, THE SEPARATE ACCOUNT AND THE GUARANTOR

The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. The financial statements of the Guarantor are provided in relation to its ability to meet its obligations under the Guarantee. PLEASE SEE GUARANTEE OF INSURANCE OBLIGATIONS ABOVE.

INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS


The financial statements of the Company, Separate Account and Guarantor are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.


We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive


                                       38



notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.



CYBER SECURITY

The Company is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, the Company is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential contract owner information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the Underlying Funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential contract owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.



LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries.


As of April 30, 2015, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, American Home, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       39

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                                            FISCAL          FISCAL         FISCAL
                                                             YEAR            YEAR           YEAR
                                                            ENDED            ENDED          ENDED
VARIABLE PORTFOLIOS                                        4/30/05          4/30/06        4/30/07
===================================================== ================= ============== ==============
AGGRESSIVE GROWTH - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV....................................... (a)$7.730          $      8.508   $     10.498
                                                      (b)$7.678          $      8.430   $     10.376
 Ending AUV.......................................... (a)$8.508          $     10.498   $     11.869
                                                      (b)$8.430          $     10.376   $     11.702
 Ending Number of AUs................................ (a)200,065              229,246        219,154
                                                      (b)11,309                14,586         29,729

------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV....................................... (a)$12.438         $     13.183   $     15.702
                                                      (b)$12.398         $     13.107   $     15.573
 Ending AUV.......................................... (a)$13.183         $     15.702   $     17.305
                                                      (b)$13.107         $     15.573   $     17.120
 Ending Number of AUs................................ (a)9,466,337         13,103,706     13,892,454
                                                      (b)815,311              932,681        896,336

------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV....................................... (a)$14.832         $     15.894   $     20.623
                                                      (b)$14.783         $     15.801   $     20.452
 Ending AUV.......................................... (a)$15.894         $     20.623   $     23.856
                                                      (b)$15.801         $     20.452   $     23.599
 Ending Number of AUs................................ (a)4,595,577          7,798,924      8,805,823
                                                      (b)354,881              484,315        533,112

------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV....................................... (a)$15.002         $     15.838   $     20.070
                                                      (b)$14.949         $     15.742   $     19.899
 Ending AUV.......................................... (a)$15.838         $     20.070   $     21.888
                                                      (b)$15.742         $     19.899   $     21.647
 Ending Number of AUs................................ (a)6,864,169          9,787,813     10,227,098
                                                      (b)687,441              794,593        796,826

------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV....................................... (a)$14.389         $     14.931   $     17.292
                                                      (b)$14.325         $     14.828   $     17.130
 Ending AUV.......................................... (a)$14.931         $     17.292   $     19.636
                                                      (b)$14.828         $     17.130   $     19.403
 Ending Number of AUs................................ (a)13,337,082        18,505,375     19,518,496
                                                      (b)1,135,519          1,368,729      1,372,667

------------------------------------------------------
ASSET ALLOCATION - AST Class 1 Shares
(Inception Date - 11/12/99)
 Beginning AUV....................................... (a)$11.082         $     11.779   $     13.001
                                                      (b)$10.999         $     11.661   $     12.839
 Ending AUV.......................................... (a)$11.779         $     13.001   $     14.435
                                                      (b)$11.661         $     12.839   $     14.221
 Ending Number of AUs................................ (a)391,287              456,585        486,982
                                                      (b)13,285                13,025         11,140

------------------------------------------------------
BALANCED - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV....................................... (a)$8.207          $      8.489   $      9.096
                                                      (b)$8.143          $      8.401   $      8.980
 Ending AUV.......................................... (a)$8.489          $      9.096   $     10.180
                                                      (b)$8.401          $      8.980   $     10.025
 Ending Number of AUs................................ (a)538,668              515,685        483,642
                                                      (b)30,592                28,856         22,712

------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 1 Shares
(Inception Date - 9/5/00)
 Beginning AUV....................................... (a)$5.371          $      5.292   $      5.884
                                                      (b)$5.327          $      5.236   $      5.808
 Ending AUV.......................................... (a)$5.292          $      5.884   $      6.488
                                                      (b)$5.236          $      5.808   $      6.387
 Ending Number of AUs................................ (a)241,276              260,028        270,415
                                                      (b)27,066                28,597         19,462

------------------------------------------------------



                                                          FISCAL         FISCAL         FISCAL                        FISCAL
                                                           YEAR           YEAR           YEAR         8 MONTHS         YEAR
                                                           ENDED          ENDED          ENDED          ENDED         ENDED
VARIABLE PORTFOLIOS                                       4/30/08        4/30/09        4/30/10       12/31/10       12/31/11
===================================================== ============== ============== ============== ============== =============
AGGRESSIVE GROWTH - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV.......................................  $     11.869   $      9.638   $      5.247   $      7.819   $     8.424
                                                       $     11.702   $      9.478   $      5.147   $      7.651   $     8.230
 Ending AUV..........................................  $      9.638   $      5.247   $      7.819   $      8.424   $     8.188
                                                       $      9.478   $      5.147   $      7.651   $      8.230   $     7.979
 Ending Number of AUs................................       194,796        158,071        147,180        126,378       111,402
                                                             25,884         24,463         28,096         29,485        29,874

------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV.......................................  $     17.305   $     16.787   $     12.412   $     15.640   $    16.764
                                                       $     17.120   $     16.566   $     12.218   $     15.357   $    16.433
 Ending AUV..........................................  $     16.787   $     12.412   $     15.640   $     16.764   $    16.837
                                                       $     16.566   $     12.218   $     15.357   $     16.433   $    16.464
 Ending Number of AUs................................    13,444,733     10,871,466      9,416,532      8,446,911     7,099,865
                                                            842,584        726,040        656,678        588,272       509,157

------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV.......................................  $     23.856   $     24.374   $     16.058   $     22.164   $    24.316
                                                       $     23.599   $     24.051   $     15.806   $     21.761   $    23.834
 Ending AUV..........................................  $     24.374   $     16.058   $     22.164   $     24.316   $    21.968
                                                       $     24.051   $     15.806   $     21.761   $     23.834   $    21.479
 Ending Number of AUs................................     8,091,279      6,610,242      5,854,528      5,256,520     4,338,191
                                                            496,421        406,575        374,683        339,692       284,301

------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV.......................................  $     21.888   $     21.938   $     13.684   $     18.985   $    20.908
                                                       $     21.647   $     21.642   $     13.467   $     18.636   $    20.489
 Ending AUV..........................................  $     21.938   $     13.684   $     18.985   $     20.908   $    19.845
                                                       $     21.642   $     13.467   $     18.636   $     20.489   $    19.398
 Ending Number of AUs................................     9,070,825      7,536,570      6,571,582      5,784,278     4,742,564
                                                            701,436        610,723        525,912        493,865       422,244

------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV.......................................  $     19.636   $     18.613   $     12.268   $     16.452   $    17.328
                                                       $     19.403   $     18.346   $     12.062   $     16.135   $    16.966
 Ending AUV..........................................  $     18.613   $     12.268   $     16.452   $     17.328   $    16.867
                                                       $     18.346   $     12.062   $     16.135   $     16.966   $    16.473
 Ending Number of AUs................................    17,911,801     14,937,430     13,220,804     11,916,324     9,871,686
                                                          1,251,044      1,030,462        875,636        780,318       678,844

------------------------------------------------------
ASSET ALLOCATION - AST Class 1 Shares
(Inception Date - 11/12/99)
 Beginning AUV.......................................  $     14.435   $     14.447   $     11.306   $     14.494   $    15.507
                                                       $     14.221   $     14.197   $     11.083   $     14.172   $    15.137
 Ending AUV..........................................  $     14.447   $     11.306   $     14.494   $     15.507   $    15.518
                                                       $     14.197   $     11.083   $     14.172   $     15.137   $    15.110
 Ending Number of AUs................................       481,226        472,482        417,402        435,388       400,609
                                                             23,967         10,616         29,181         36,216        29,487

------------------------------------------------------
BALANCED - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV.......................................  $     10.180   $      9.784   $      7.537   $      9.691   $    10.219
                                                       $     10.025   $      9.612   $      7.385   $      9.471   $     9.973
 Ending AUV..........................................  $      9.784   $      7.537   $      9.691   $     10.219   $    10.363
                                                       $      9.612   $      7.385   $      9.471   $      9.973   $    10.087
 Ending Number of AUs................................       435,401        413,958        363,058        342,428       337,401
                                                             17,549         10,146          5,649          6,322         8,970

------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 1 Shares
(Inception Date - 9/5/00)
 Beginning AUV.......................................  $      6.488   $      6.476   $      4.444   $      5.916   $     6.334
                                                       $      6.387   $      6.359   $      4.353   $      5.781   $     6.179
 Ending AUV..........................................  $      6.476   $      4.444   $      5.916   $      6.334   $     5.929
                                                       $      6.359   $      4.353   $      5.781   $      6.179   $     5.770
 Ending Number of AUs................................       232,124        199,082        183,359        161,906       167,095
                                                             16,625         12,454         13,361          7,167         7,150

------------------------------------------------------



                                                          FISCAL        FISCAL        FISCAL
                                                           YEAR          YEAR          YEAR
                                                          ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                      12/31/12      12/31/13      12/31/14
===================================================== ============= ============= =============
AGGRESSIVE GROWTH - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV.......................................  $     8.188   $     9.435   $    13.374
                                                       $     7.979   $     9.171   $    12.967
 Ending AUV..........................................  $     9.435   $    13.374   $    13.333
                                                       $     9.171   $    12.967   $    12.896
 Ending Number of AUs................................       97,453        85,156        75,579
                                                            34,865        30,972        30,119

------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV.......................................  $    16.837   $    19.397   $    23.791
                                                       $    16.464   $    18.920   $    23.147
 Ending AUV..........................................  $    19.397   $    23.791   $    24.862
                                                       $    18.920   $    23.147   $    24.130
 Ending Number of AUs................................    5,983,965     5,062,984     4,223,663
                                                           421,821       385,501       339,533

------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV.......................................  $    21.968   $    26.696   $    34.195
                                                       $    21.479   $    26.036   $    33.267
 Ending AUV..........................................  $    26.696   $    34.195   $    34.690
                                                       $    26.036   $    33.267   $    33.664
 Ending Number of AUs................................    3,502,134     2,922,702     2,486,831
                                                           240,796       227,823       201,166

------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV.......................................  $    19.845   $    23.196   $    29.925
                                                       $    19.398   $    22.618   $    29.106
 Ending AUV..........................................  $    23.196   $    29.925   $    32.197
                                                       $    22.618   $    29.106   $    31.238
 Ending Number of AUs................................    3,829,921     3,167,380     2,660,386
                                                           366,715       330,423       283,504

------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 9/30/02)
 Beginning AUV.......................................  $    16.867   $    19.648   $    26.009
                                                       $    16.473   $    19.141   $    25.276
 Ending AUV..........................................  $    19.648   $    26.009   $    28.532
                                                       $    19.141   $    25.276   $    27.658
 Ending Number of AUs................................    8,266,905     6,698,881     5,538,327
                                                           577,747       496,310       419,454

------------------------------------------------------
ASSET ALLOCATION - AST Class 1 Shares
(Inception Date - 11/12/99)
 Beginning AUV.......................................  $    15.518   $    17.225   $    20.134
                                                       $    15.110   $    16.730   $    19.507
 Ending AUV..........................................  $    17.225   $    20.134   $    21.453
                                                       $    16.730   $    19.507   $    20.733
 Ending Number of AUs................................      368,413       291,292       260,469
                                                            26,419        24,961        17,356

------------------------------------------------------
BALANCED - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV.......................................  $    10.363   $    11.624   $    13.772
                                                       $    10.087   $    11.286   $    13.338
 Ending AUV..........................................  $    11.624   $    13.772   $    15.218
                                                       $    11.286   $    13.338   $    14.702
 Ending Number of AUs................................      377,230       372,568       331,324
                                                             9,350         7,664        26,148

------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 1 Shares
(Inception Date - 9/5/00)
 Beginning AUV.......................................  $     5.929   $     6.560   $     8.715
                                                       $     5.770   $     6.367   $     8.438
 Ending AUV..........................................  $     6.560   $     8.715   $     9.671
                                                       $     6.367   $     8.438   $     9.340
 Ending Number of AUs................................      161,607       153,072       133,133
                                                             7,022        27,716        11,009

------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses with election of optional EstatePlus feature.

                                      A-1



                                                 FISCAL          FISCAL        FISCAL        FISCAL        FISCAL
                                                  YEAR            YEAR          YEAR          YEAR          YEAR
                                                  ENDED          ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                              4/30/05        4/30/06       4/30/07       4/30/08       4/30/09
=========================================== ================ ============= ============= ============= =============
CAPITAL APPRECIATION - AST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV............................. (a)$10.676        $    10.759   $    13.607   $    14.924   $    16.248
                                            (b)$10.581        $    10.637   $    13.419   $    14.681   $    15.943
 Ending AUV................................ (a)$10.759        $    13.607   $    14.924   $    16.248   $    10.626
                                            (b)$10.637        $    13.419   $    14.681   $    15.943   $    10.400
 Ending Number of AUs...................... (a)5,011,960        6,697,364     7,129,711     6,384,153     5,358,232
                                            (b)470,268            526,791       526,320       494,392       423,691

--------------------------------------------
CAPITAL GROWTH - SAST Class 1 Shares
(Inception Date - 8/1/00)
 Beginning AUV............................. (a)$6.436         $     6.560   $     7.678   $     8.798   $     8.964
                                            (b)$6.386         $     6.493   $     7.580   $     8.664   $     8.806
 Ending AUV................................ (a)$6.560         $     7.678   $     8.798   $     8.964   $     5.567
                                            (b)$6.493         $     7.580   $     8.664   $     8.806   $     5.454
 Ending Number of AUs...................... (a)166,184            235,585       235,114       205,959       201,408
                                            (b)12,093              13,250        12,209        11,087        10,495

--------------------------------------------
CASH MANAGEMENT - SAST Class 1 Shares
(Inception Date - 11/29/99)
 Beginning AUV............................. (a)$10.891        $    10.945   $    11.225   $    11.679       1$1.983
                                            (b)$10.832        $    10.857   $    11.107   $    11.527   $    11.797
 Ending AUV................................ (a)$10.945        $    11.225   $    11.679   $    11.983   $    11.954
                                            (b)$10.857        $    11.107   $    11.527   $    11.797   $    11.740
 Ending Number of AUs...................... (a)510,350            804,706     1,151,031     1,842,296     2,984,921
                                            (b)31,888              27,078        29,290        42,730       118,712

--------------------------------------------
CORPORATE BOND - SAST Class 1 Shares
(Inception Date - 12/27/99)
 Beginning AUV............................. (a)$13.215        $    13.780   $    14.029   $    15.115   $    15.651
                                            (b)$13.105        $    13.631   $    13.843   $    14.877   $    15.366
 Ending AUV................................ (a)$13.780        $    14.029   $    15.115   $    15.651   $    15.160
                                            (b)$13.631        $    13.843   $    14.877   $    15.366   $    14.847
 Ending Number of AUs...................... (a)2,764,553        4,562,372     5,124,405     5,319,463     4,476,930
                                            (b)234,296            337,270       338,576       324,625       301,435

--------------------------------------------
DAVIS VENTURE VALUE - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV............................. (a)$11.288        $    12.307   $    14.337   $    16.394   $    15.814
                                            (b)$11.195        $    12.175   $    14.148   $    16.138   $    15.528
 Ending AUV................................ (a)$12.307        $    14.337   $    16.394   $    15.814   $    10.090
                                            (b)$12.175        $    14.148   $    16.138   $    15.528   $     9.883
 Ending Number of AUs...................... (a)5,266,766        6,702,969     6,832,256     6,089,708     5,007,070
                                            (b)543,292            611,298       596,588       520,007       434,075

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 1 Shares
(Inception Date - 1/3/00)
 Beginning AUV............................. (a)$12.541        $    12.817   $    13.611   $    15.911   $    14.886
                                            (b)$12.467        $    12.709   $    13.462   $    15.698   $    14.651
 Ending AUV................................ (a)$12.817        $    13.611   $    15.911   $    14.886   $    10.204
                                            (b)$12.709        $    13.462   $    15.698   $    14.651   $    10.018
 Ending Number of AUs...................... (a)71,462              65,695        63,762        49,387        48,761
                                            (b)5,785                6,606         7,875         7,345         8,358

--------------------------------------------
EMERGING MARKETS - SAST Class 1 Shares
(Inception Date - 11/10/99)
 Beginning AUV............................. (a)$11.021        $    13.611   $    22.326   $    26.060   $    31.527
                                            (b)$10.952        $    13.492   $    22.076   $    25.703   $    31.018
 Ending AUV................................ (a)$13.611        $    22.326   $    26.060   $    31.527   $    16.855
                                            (b)$13.492        $    22.076   $    25.703   $    31.018   $    16.542
 Ending Number of AUs...................... (a)83,882             196,270       218,900       225,490       149,412
                                            (b)8,275               22,819        20,359        22,109        17,949

--------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV............................. (a)$10.153        $    10.805   $    12.091   $    13.548   $    12.514
                                            (b)$10.073        $    10.694   $    11.936   $    13.342   $    12.293
 Ending AUV................................ (a)$10.805        $    12.091   $    13.548   $    12.514   $     8.514
                                            (b)$10.694        $    11.936   $    13.342   $    12.293   $     8.343
 Ending Number of AUs...................... (a)1,123,719        1,357,985     1,293,204     1,154,811       945,466
                                            (b)69,259              87,605        81,921        75,415        63,546

--------------------------------------------



                                                FISCAL                      FISCAL        FISCAL        FISCAL        FISCAL
                                                 YEAR        8 MONTHS        YEAR          YEAR          YEAR          YEAR
                                                ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                            4/30/10       12/31/10      12/31/11      12/31/12      12/31/13      12/31/14
=========================================== ============= ============= ============= ============= ============= =============
CAPITAL APPRECIATION - AST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV.............................  $    10.626   $    15.398   $    17.437   $    16.071   $    19.743   $    26.589
                                             $    10.400   $    15.033   $    16.996   $    15.626   $    19.148   $    25.723
 Ending AUV................................  $    15.398   $    17.437   $    16.071   $    19.743   $    26.589   $    30.382
                                             $    15.033   $    16.996   $    15.626   $    19.148   $    25.723   $    29.319
 Ending Number of AUs......................    4,556,222     4,053,589     3,319,573     2,657,116     2,195,029     1,831,753
                                                 375,032       344,101       297,984       268,267       236,196       209,919

--------------------------------------------
CAPITAL GROWTH - SAST Class 1 Shares
(Inception Date - 8/1/00)
 Beginning AUV.............................  $     5.567   $     7.431   $     7.879   $     7.710   $     8.709   $    11.162
                                             $     5.454   $     7.263   $     7.688   $     7.504   $     8.455   $    10.810
 Ending AUV................................  $     7.431   $     7.879   $     7.710   $     8.709   $    11.162   $    12.018
                                             $     7.263   $     7.688   $     7.504   $     8.455   $    10.810   $    11.611
 Ending Number of AUs......................      202,762       181,418       134,214        86,956        73,745        66,380
                                                  15,229        15,964        13,787         9,687         6,999         7,090

--------------------------------------------
CASH MANAGEMENT - SAST Class 1 Shares
(Inception Date - 11/29/99)
 Beginning AUV.............................  $    11.954   $    11.845   $    11.759   $    11.627   $    11.501   $    11.374
                                             $    11.740   $    11.603   $    11.499   $    11.342   $    11.191   $    11.040
 Ending AUV................................  $    11.845   $    11.759   $    11.627   $    11.501   $    11.374   $    11.246
                                             $    11.603   $    11.499   $    11.342   $    11.191   $    11.040   $    10.889
 Ending Number of AUs......................    1,192,912       984,528     1,184,921       901,469       872,464       674,774
                                                  53,420        66,734        62,533        47,474        76,895        83,101

--------------------------------------------
CORPORATE BOND - SAST Class 1 Shares
(Inception Date - 12/27/99)
 Beginning AUV.............................  $    15.160   $    19.281   $    20.177   $    21.289   $    23.519   $    23.646
                                             $    14.847   $    18.835   $    19.678   $    20.711   $    22.822   $    22.889
 Ending AUV................................  $    19.281   $    20.177   $    21.289   $    23.519   $    23.646   $    24.807
                                             $    18.835   $    19.678   $    20.711   $    22.822   $    22.889   $    23.953
 Ending Number of AUs......................    3,803,604     3,392,778     2,799,036     2,336,143     1,978,479     1,694,885
                                                 257,190       222,389       194,787       185,452       169,114       164,064

--------------------------------------------
DAVIS VENTURE VALUE - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV.............................  $    10.090   $    13.904   $    14.791   $    14.046   $    15.697   $    20.807
                                             $     9.883   $    13.584   $    14.427   $    13.666   $    15.234   $    20.143
 Ending AUV................................  $    13.904   $    14.791   $    14.046   $    15.697   $    20.807   $    22.021
                                             $    13.584   $    14.427   $    13.666   $    15.234   $    20.143   $    21.265
 Ending Number of AUs......................    4,286,132     3,781,992     3,088,508     2,535,122     2,108,818     1,799,757
                                                 361,172       326,827       280,607       237,558       199,413       175,769

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 1 Shares
(Inception Date - 1/3/00)
 Beginning AUV.............................  $    10.204   $    14.037   $    15.119   $    16.892   $    19.064   $    25.825
                                             $    10.018   $    13.745   $    14.780   $    16.473   $    18.545   $    25.059
 Ending AUV................................  $    14.037   $    15.119   $    16.892   $    19.064   $    25.825   $    28.361
                                             $    13.745   $    14.780   $    16.473   $    18.545   $    25.059   $    27.450
 Ending Number of AUs......................       62,623        55,259        81,882        92,155        82,669        74,305
                                                   4,792         4,760         6,655         5,654         6,227         5,975

--------------------------------------------
EMERGING MARKETS - SAST Class 1 Shares
(Inception Date - 11/10/99)
 Beginning AUV.............................  $    16.855   $    25.785   $    29.824   $    21.857   $    25.736   $    24.654
                                             $    16.542   $    25.242   $    29.147   $    21.308   $    25.027   $    23.915
 Ending AUV................................  $    25.785   $    29.824   $    21.857   $    25.736   $    24.654   $    23.006
                                             $    25.242   $    29.147   $    21.308   $    25.027   $    23.915   $    22.261
 Ending Number of AUs......................      165,853       177,003       141,502       102,406        87,157        80,004
                                                  21,735        20,450        17,829        14,481        11,880         9,027

--------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV.............................  $     8.514   $    11.310   $    12.354   $    12.237   $    14.178   $    18.447
                                             $     8.343   $    11.055   $    12.055   $    11.910   $    13.765   $    17.866
 Ending AUV................................  $    11.310   $    12.354   $    12.237   $    14.178   $    18.447   $    20.201
                                             $    11.055   $    12.055   $    11.910   $    13.765   $    17.866   $    19.516
 Ending Number of AUs......................      779,174       682,677       547,143       483,516       416,036       368,587
                                                  54,638        51,542        40,750        34,487        26,174        23,568

--------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses with election of optional EstatePlus feature.

                                      A-2



                                                      FISCAL          FISCAL        FISCAL        FISCAL        FISCAL
                                                       YEAR            YEAR          YEAR          YEAR          YEAR
                                                       ENDED          ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                   4/30/05        4/30/06       4/30/07       4/30/08       4/30/09
================================================ ================ ============= ============= ============= =============
FUNDAMENTAL GROWTH - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV.................................. (a)$6.333         $     6.216   $     7.239   $     7.582   $     8.114
                                                 (b)$6.284         $     6.153   $     7.147   $     7.467   $     7.971
 Ending AUV..................................... (a)$6.216         $     7.239   $     7.582   $     8.114   $     4.830
                                                 (b)$6.153         $     7.147   $     7.467   $     7.971   $     4.732
 Ending Number of AUs........................... (a)1,613,813        1,580,172     1,420,199     1,254,384     1,014,942
                                                 (b)143,580            156,143       125,407       103,150        88,358

-------------------------------------------------
GLOBAL BOND - SAST Class 1 Shares
(Inception Date - 11/29/99)
 Beginning AUV.................................. (a)$12.246        $    12.807   $    13.176   $    13.601   $    15.509
                                                 (b)$12.149        $    12.675   $    13.007   $    13.393   $    15.234
 Ending AUV..................................... (a)$12.807        $    13.176   $    13.601   $    15.509   $    14.851
                                                 (b)$12.675        $    13.007   $    13.393   $    15.234   $    14.551
 Ending Number of AUs........................... (a)271,920            456,308       555,693       987,994       810,972
                                                 (b)23,374              23,310        50,762        72,301        77,287

-------------------------------------------------
GLOBAL EQUITIES - SAST Class 1 Shares
(Inception Date - 11/8/99)
 Beginning AUV.................................. (a)$6.936         $     7.351   $     9.906   $    11.588   $    11.209
                                                 (b)$6.882         $     7.275   $     9.780   $    11.411   $    11.011
 Ending AUV..................................... (a)$7.351         $     9.906   $    11.588   $    11.209   $     6.560
                                                 (b)$7.275         $     9.780   $    11.411   $    11.011   $     6.428
 Ending Number of AUs........................... (a)293,259            338,904       365,204       343,415       265,221
                                                 (b)7,970               13,209        20,476        17,316        12,226

-------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 1 Shares
(Inception Date - 12/16/99)
 Beginning AUV.................................. (a)$12.811        $    13.283   $    13.204   $    13.949   $    14.672
                                                 (b)$12.709        $    13.145   $    13.034   $    13.735   $    14.411
 Ending AUV..................................... (a)$13.283        $    13.204   $    13.949   $    14.672   $    15.070
                                                 (b)$13.145        $    13.034   $    13.735   $    14.411   $    14.764
 Ending Number of AUs........................... (a)2,798,749        4,110,902     4,489,941     4,715,497     4,367,656
                                                 (b)210,678            266,251       282,689       266,063       256,603

-------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - 8/22/00)
 Beginning AUV.................................. (a)$4.409         $     4.383   $     6.010   $     5.969   $     6.128
                                                 (b)$4.634         $     4.595   $     6.284   $     6.226   $     6.377
 Ending AUV..................................... (a)$4.383         $     6.010   $     5.969   $     6.128   $     4.210
                                                 (b)$4.595         $     6.284   $     6.226   $     6.377   $     4.369
 Ending Number of AUs........................... (a)63,432             169,812       172,051       169,705       178,273
                                                 (b)2,026               13,386         9,454         5,921         9,784

-------------------------------------------------
GROWTH - AST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV.................................. (a)$9.573         $    10.133   $    11.967   $    13.453   $    13.212
                                                 (b)$9.495         $    10.026   $    11.812   $    13.245   $    12.975
 Ending AUV..................................... (a)$10.133        $    11.967   $    13.453   $    13.212   $     8.461
                                                 (b)$10.026        $    11.812   $    13.245   $    12.975   $     8.288
 Ending Number of AUs........................... (a)3,599,424        4,943,646     5,064,807     4,363,301     3,497,336
                                                 (b)280,792            343,259       318,256       266,315       217,160

-------------------------------------------------
GROWTH-INCOME - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV.................................. (a)$8.348         $     8.513   $     9.986   $    10.916   $    10.387
                                                 (b)$8.282         $     8.424   $     9.857   $    10.749   $    10.202
 Ending AUV..................................... (a)$8.513         $     9.986   $    10.916   $    10.387   $     6.508
                                                 (b)$8.424         $     9.857   $    10.749   $    10.202   $     6.376
 Ending Number of AUs........................... (a)1,251,543        1,162,523     1,123,337     1,071,583       890,341
                                                 (b)91,889              86,364        76,329        68,435        52,933

-------------------------------------------------
HIGH-YIELD BOND - SAST Class 1 Shares
(Inception Date - 11/29/99)
 Beginning AUV.................................. (a)$10.682        $    12.020   $    13.890   $    15.466   $    14.932
                                                 (b)$10.608        $    11.908   $    13.726   $    15.244   $    14.682
 Ending AUV..................................... (a)$12.020        $    13.890   $    15.466   $    14.932   $    11.134
                                                 (b)$11.908        $    13.726   $    15.244   $    14.682   $    10.920
 Ending Number of AUs........................... (a)781,111            870,580     1,003,975       915,032       866,989
                                                 (b)53,321              86,097        71,905        61,226        78,241

-------------------------------------------------



                                                     FISCAL                      FISCAL        FISCAL        FISCAL
                                                      YEAR        8 MONTHS        YEAR          YEAR          YEAR
                                                     ENDED         ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                 4/30/10       12/31/10      12/31/11      12/31/12      12/31/13
================================================ ============= ============= ============= ============= =============
FUNDAMENTAL GROWTH - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV..................................  $     4.830   $     6.482   $     7.243   $     6.788   $     7.818
                                                  $     4.732   $     6.336   $     7.068   $     6.607   $     7.591
 Ending AUV.....................................  $     6.482   $     7.243   $     6.788   $     7.818   $    10.626
                                                  $     6.336   $     7.068   $     6.607   $     7.591   $    10.292
 Ending Number of AUs...........................      826,958       749,436       619,790       525,348       438,130
                                                       68,051        59,962        51,425        48,009        59,662

-------------------------------------------------
GLOBAL BOND - SAST Class 1 Shares
(Inception Date - 11/29/99)
 Beginning AUV..................................  $    14.851   $    16.518   $    17.429   $    18.275   $    18.825
                                                  $    14.551   $    16.144   $    17.006   $    17.787   $    18.276
 Ending AUV.....................................  $    16.518   $    17.429   $    18.275   $    18.825   $    18.005
                                                  $    16.144   $    17.006   $    17.787   $    18.276   $    17.436
 Ending Number of AUs...........................      703,939       659,357       598,083       524,753       488,006
                                                       86,785        78,929        66,709        59,880        47,433

-------------------------------------------------
GLOBAL EQUITIES - SAST Class 1 Shares
(Inception Date - 11/8/99)
 Beginning AUV..................................  $     6.560   $     9.042   $     9.850   $     8.752   $    10.143
                                                  $     6.428   $     8.838   $     9.611   $     8.519   $     9.848
 Ending AUV.....................................  $     9.042   $     9.850   $     8.752   $    10.143   $    12.693
                                                  $     8.838   $     9.611   $     8.519   $     9.848   $    12.293
 Ending Number of AUs...........................      238,081       225,255       200,924       172,770       158,015
                                                       26,395        24,907        24,642        22,573        12,183

-------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 1 Shares
(Inception Date - 12/16/99)
 Beginning AUV..................................  $    15.070   $    15.820   $    16.119   $    17.116   $    17.615
                                                  $    14.764   $    15.460   $    15.727   $    16.658   $    17.100
 Ending AUV.....................................  $    15.820   $    16.119   $    17.116   $    17.615   $    17.101
                                                  $    15.460   $    15.727   $    16.658   $    17.100   $    16.560
 Ending Number of AUs...........................    3,453,959     3,101,039     2,448,302     2,132,154     1,790,266
                                                      194,935       182,365       164,752       149,708       137,581

-------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - 8/22/00)
 Beginning AUV..................................  $     4.210   $     5.707   $     6.281   $     6.081   $     7.088
                                                  $     4.369   $     5.908   $     6.492   $     6.269   $     7.290
 Ending AUV.....................................  $     5.707   $     6.281   $     6.081   $     7.088   $     9.685
                                                  $     5.908   $     6.492   $     6.269   $     7.290   $     9.935
 Ending Number of AUs...........................      260,390       261,788       240,248       214,441       200,442
                                                       21,785        14,257        14,229        16,170         9,071

-------------------------------------------------
GROWTH - AST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV..................................  $     8.461   $    11.909   $    12.648   $    11.757   $    13.286
                                                  $     8.288   $    11.637   $    12.339   $    11.441   $    12.896
 Ending AUV.....................................  $    11.909   $    12.648   $    11.757   $    13.286   $    17.808
                                                  $    11.637   $    12.339   $    11.441   $    12.896   $    17.243
 Ending Number of AUs...........................    2,916,670     2,518,931     2,028,986     1,620,329     1,321,377
                                                      190,696       170,838       140,634       114,155        97,234

-------------------------------------------------
GROWTH-INCOME - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV..................................  $     6.508   $     8.551   $     9.088   $     9.762   $    11.010
                                                  $     6.376   $     8.356   $     8.866   $     9.500   $    10.688
 Ending AUV.....................................  $     8.551   $     9.088   $     9.762   $    11.010   $    14.384
                                                  $     8.356   $     8.866   $     9.500   $    10.688   $    13.929
 Ending Number of AUs...........................      719,988       576,360       467,904       430,659       356,003
                                                       37,313        33,809        29,007        22,826        25,246

-------------------------------------------------
HIGH-YIELD BOND - SAST Class 1 Shares
(Inception Date - 11/29/99)
 Beginning AUV..................................  $    11.134   $    15.265   $    16.284   $    16.837   $    19.530
                                                  $    10.920   $    14.935   $    15.904   $    16.404   $    18.980
 Ending AUV.....................................  $    15.265   $    16.284   $    16.837   $    19.530   $    20.896
                                                  $    14.935   $    15.904   $    16.404   $    18.980   $    20.257
 Ending Number of AUs...........................      827,876       727,864       613,082       526,818       466,402
                                                       60,457        54,483        41,959        44,593        33,039

-------------------------------------------------



                                                     FISCAL
                                                      YEAR
                                                     ENDED
VARIABLE PORTFOLIOS                                 12/31/14
================================================ =============
FUNDAMENTAL GROWTH - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV..................................  $    10.626
                                                  $    10.292
 Ending AUV.....................................  $    11.336
                                                  $    10.952
 Ending Number of AUs...........................      358,814
                                                       40,460

-------------------------------------------------
GLOBAL BOND - SAST Class 1 Shares
(Inception Date - 11/29/99)
 Beginning AUV..................................  $    18.005
                                                  $    17.436
 Ending AUV.....................................  $    17.792
                                                  $    17.187
 Ending Number of AUs...........................      442,481
                                                       47,640

-------------------------------------------------
GLOBAL EQUITIES - SAST Class 1 Shares
(Inception Date - 11/8/99)
 Beginning AUV..................................  $    12.693
                                                  $    12.293
 Ending AUV.....................................  $    13.113
                                                  $    12.668
 Ending Number of AUs...........................      169,035
                                                       13,230

-------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 1 Shares
(Inception Date - 12/16/99)
 Beginning AUV..................................  $    17.101
                                                  $    16.560
 Ending AUV.....................................  $    17.832
                                                  $    17.225
 Ending Number of AUs...........................    1,576,070
                                                      133,715

-------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - 8/22/00)
 Beginning AUV..................................  $     9.685
                                                  $     9.935
 Ending AUV.....................................  $     9.961
                                                  $    10.193
 Ending Number of AUs...........................      183,787
                                                       10,290

-------------------------------------------------
GROWTH - AST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV..................................  $    17.808
                                                  $    17.243
 Ending AUV.....................................  $    18.973
                                                  $    18.324
 Ending Number of AUs...........................    1,142,004
                                                       85,839

-------------------------------------------------
GROWTH-INCOME - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV..................................  $    14.384
                                                  $    13.929
 Ending AUV.....................................  $    16.274
                                                  $    15.720
 Ending Number of AUs...........................      327,502
                                                       20,299

-------------------------------------------------
HIGH-YIELD BOND - SAST Class 1 Shares
(Inception Date - 11/29/99)
 Beginning AUV..................................  $    20.896
                                                  $    20.257
 Ending AUV.....................................  $    20.895
                                                  $    20.205
 Ending Number of AUs...........................      393,026
                                                       38,188

-------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses with election of optional EstatePlus feature.

                                      A-3



                                                                  FISCAL          FISCAL         FISCAL
                                                                   YEAR            YEAR           YEAR
                                                                   ENDED           ENDED          ENDED
VARIABLE PORTFOLIOS                                               4/30/05         4/30/06        4/30/07
============================================================ ================ ============== ==============
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 1 Shares
(Inception Date - 11/23/99)
 Beginning AUV.............................................. (a)$6.156         $      6.854   $      9.171
                                                             (b)$6.111         $      6.788   $      9.060
 Ending AUV................................................. (a)$6.854         $      9.171   $     10.589
                                                             (b)$6.788         $      9.060   $     10.434
 Ending Number of AUs....................................... (a)292,725             407,610        502,103
                                                             (b)15,209               24,395         33,187

-------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV.............................................. (a)$9.079         $     10.236   $     13.867
                                                             (b)$9.011         $     10.133   $     13.694
 Ending AUV................................................. (a)$10.236        $     13.867   $     16.291
                                                             (b)$10.133        $     13.694   $     16.048
 Ending Number of AUs....................................... (a)872,379           1,073,873      1,344,863
                                                             (b)36,801               47,834         88,680

-------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES - AVIF
(Inception Date - 10/15/01)
 Beginning AUV.............................................. (a)$8.514         $      8.603   $     10.372
                                                             (b)$8.491         $      8.559   $     10.293
 Ending AUV................................................. (a)$8.603         $     10.372   $     10.477
                                                             (b)$8.559         $     10.293   $     10.371
 Ending Number of AUs....................................... (a)738,594             814,588        746,616
                                                             (b)81,765               83,102         71,964

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES - AVIF
(Inception Date - 10/15/01)
 Beginning AUV.............................................. (a)$10.799        $     11.995   $     13.357
                                                             (b)$10.734        $     11.894   $     13.211
 Ending AUV................................................. (a)$11.995        $     13.357   $     15.336
                                                             (b)$11.894        $     13.211   $     15.131
 Ending Number of AUs....................................... (a)9,483,533        14,410,178     15,024,959
                                                             (b)846,244           1,066,825      1,063,100

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES - AVIF
(Inception Date - 10/15/01)
 Beginning AUV.............................................. (a)$11.287        $     12.623   $     14.660
                                                             (b)$11.199        $     12.494   $     14.473
 Ending AUV................................................. (a)$12.623        $     14.660   $     16.822
                                                             (b)$12.494        $     14.473   $    16.5676
 Ending Number of AUs....................................... (a)6,430,178        10,216,580     10,982,033
                                                             (b)575,351             866,068        873,501

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/1/02)
 Beginning AUV.............................................. (a)$10.654        $     11.375   $     13.164
                                                             (b)$10.602        $     11.291   $     13.034
 Ending AUV................................................. (a)$11.375        $     13.164   $     14.681
                                                             (b)$11.291        $     13.034   $     14.499
 Ending Number of AUs....................................... (a)8,213,816        11,151,339     11,667,866
                                                             (b)736,996             869,840        879,096

-------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/1/02)
 Beginning AUV.............................................. (a)$11.113        $     12.335   $     14.476
                                                             (b)$11.059        $     12.243   $     14.333
 Ending AUV................................................. (a)$12.335        $     14.476   $     16.994
                                                             (b)$12.243        $     14.333   $     16.784
 Ending Number of AUs....................................... (a)5,243,266         8,407,700      8,628,435
                                                             (b)514,307             646,082        614,848

-------------------------------------------------------------
MID-CAP GROWTH - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV.............................................. (a)$7.834         $      7.605   $      9.270
                                                             (b)$7.772         $      7.525   $      9.151
 Ending AUV................................................. (a)$7.605         $      9.270   $      9.488
                                                             (b)$7.525         $      9.151   $      9.343
 Ending Number of AUs....................................... (a)428,891             431,707        396,768
                                                             (b)35,343               31,078         36,024

-------------------------------------------------------------



                                                                 FISCAL         FISCAL         FISCAL
                                                                  YEAR           YEAR           YEAR        8 MONTHS
                                                                  ENDED          ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                              4/30/08        4/30/09       4/30/10       12/31/10
============================================================ ============== ============== ============= =============
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 1 Shares
(Inception Date - 11/23/99)
 Beginning AUV..............................................  $     10.589   $     10.894   $     6.298   $     8.456
                                                              $     10.434   $     10.709   $     6.176   $     8.271
 Ending AUV.................................................  $     10.894   $      6.298   $     8.456   $     9.291
                                                              $     10.709   $      6.176   $     8.271   $     9.072
 Ending Number of AUs.......................................       542,417        441,337       502,684       461,739
                                                                    36,558         37,625        34,041        34,072

-------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV..............................................  $     16.291   $     15.490   $     8.026   $    10.851
                                                              $     16.048   $     15.220   $     7.866   $    10.609
 Ending AUV.................................................  $     15.490   $      8.026   $    10.851   $    11.642
                                                              $     15.220   $      7.866   $    10.609   $    11.364
 Ending Number of AUs.......................................     1,349,850        869,397       728,413       676,602
                                                                   112,607         68,061        64,597        60,719

-------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES - AVIF
(Inception Date - 10/15/01)
 Beginning AUV..............................................  $     10.477   $     11.075   $     7.116   $    10.360
                                                              $     10.371   $     10.936   $     7.009   $    10.179
 Ending AUV.................................................  $     11.075   $      7.116   $    10.360   $    11.394
                                                              $     10.936   $      7.009   $    10.179   $    11.176
 Ending Number of AUs.......................................       630,256        522,361       513,670       433,643
                                                                    68,855         63,843        56,874        53,057

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES - AVIF
(Inception Date - 10/15/01)
 Beginning AUV..............................................  $     15.336   $     13.302   $     8.709   $    12.243
                                                              $     15.131   $     13.092   $     8.550   $    11.989
 Ending AUV.................................................  $     13.302   $      8.709   $    12.243   $    13.167
                                                              $     13.092   $      8.550   $    11.989   $    12.872
 Ending Number of AUs.......................................    13,371,169     10,586,387     8,894,638     7,835,129
                                                                   922,881        774,326       662,081       598,949

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES - AVIF
(Inception Date - 10/15/01)
 Beginning AUV..............................................  $     16.822   $     15.388   $    10.260   $    14.426
                                                              $     16.567   $     15.116   $    10.054   $    14.101
 Ending AUV.................................................  $     15.388   $     10.260   $    14.426   $    14.956
                                                              $     15.116   $     10.054   $    14.101   $    14.594
 Ending Number of AUs.......................................     9,986,188      8,089,285     7,037,061     6,281,264
                                                                   750,725        653,266       556,547       488,565

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/1/02)
 Beginning AUV..............................................  $     14.681   $     13.707   $     8.609   $    11.967
                                                              $     14.499   $     13.504   $     8.460   $    11.731
 Ending AUV.................................................  $     13.707   $      8.609   $    11.967   $    12.591
                                                              $     13.504   $      8.460   $    11.731   $    12.322
 Ending Number of AUs.......................................    10,435,962      8,363,368     7,238,528     6,333,282
                                                                   773,513        668,173       542,230       464,156

-------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/1/02)
 Beginning AUV..............................................  $     16.994   $     14.292   $     9.091   $    13.089
                                                              $     16.784   $     14.080   $     8.933   $    12.830
 Ending AUV.................................................  $     14.292   $      9.091   $    13.089   $    14.566
                                                              $     14.080   $      8.933   $    12.830   $    14.254
 Ending Number of AUs.......................................     7,537,926      5,899,055     4,991,781     4,354,723
                                                                   542,471        434,728       379,940       343,879

-------------------------------------------------------------
MID-CAP GROWTH - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV..............................................  $      9.488   $      9.688   $     6.420   $     8.979
                                                              $      9.343   $      9.515   $     6.290   $     8.775
 Ending AUV.................................................  $      9.688   $      6.420   $     8.979   $    10.164
                                                              $      9.515   $      6.290   $     8.775   $     9.917
 Ending Number of AUs.......................................       405,780        332,920       369,613       382,344
                                                                    35,432         28,782        45,931        42,261

-------------------------------------------------------------



                                                                 FISCAL        FISCAL        FISCAL        FISCAL
                                                                  YEAR          YEAR          YEAR          YEAR
                                                                 ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/11      12/31/12      12/31/13      12/31/14
============================================================ ============= ============= ============= =============
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 1 Shares
(Inception Date - 11/23/99)
 Beginning AUV..............................................  $     9.291   $     7.867   $     9.153   $    10.948
                                                              $     9.072   $     7.662   $     8.893   $    10.610
 Ending AUV.................................................  $     7.867   $     9.153   $    10.948   $     9.938
                                                              $     7.662   $     8.893   $    10.610   $     9.607
 Ending Number of AUs.......................................      376,656       296,921       271,541       242,913
                                                                   32,348        35,474        29,605        34,375

-------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 1 Shares
(Inception Date - 10/28/99)
 Beginning AUV..............................................  $    11.642   $     9.952   $    11.968   $    14.482
                                                              $    11.364   $     9.689   $    11.623   $    14.030
 Ending AUV.................................................  $     9.952   $    11.968   $    14.482   $    13.003
                                                              $     9.689   $    11.623   $    14.030   $    12.565
 Ending Number of AUs.......................................      542,775       471,407       403,582       366,143
                                                                   56,709        52,679        57,664        54,599

-------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES - AVIF
(Inception Date - 10/15/01)
 Beginning AUV..............................................  $    11.394   $    10.576   $    11.891   $    16.484
                                                              $    11.176   $    10.347   $    11.605   $    16.048
 Ending AUV.................................................  $    10.576   $    11.891   $    16.484   $    17.679
                                                              $    10.347   $    11.605   $    16.048   $    17.169
 Ending Number of AUs.......................................      358,575       279,997       211,258       185,261
                                                                   36,598        34,491        23,057        22,195

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES - AVIF
(Inception Date - 10/15/01)
 Beginning AUV..............................................  $    13.167   $    12.780   $    15.070   $    20.271
                                                              $    12.872   $    12.463   $    14.659   $    19.669
 Ending AUV.................................................  $    12.780   $    15.070   $    20.271   $    21.928
                                                              $    12.463   $    14.659   $    19.669   $    21.224
 Ending Number of AUs.......................................    6,433,507     5,193,993     4,268,706     3,557,920
                                                                  484,043       423,070       384,447       342,028

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES - AVIF
(Inception Date - 10/15/01)
 Beginning AUV..............................................  $    14.956   $    14.494   $    16.433   $    21.797
                                                              $    14.594   $    14.108   $    15.955   $    21.110
 Ending AUV.................................................  $    14.494   $    16.433   $    21.797   $    23.766
                                                              $    14.108   $    15.955   $    21.110   $    22.960
 Ending Number of AUs.......................................    5,098,341     4,117,756     3,431,098     2,903,274
                                                                  408,304       364,300       314,142       267,495

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/1/02)
 Beginning AUV..............................................  $    12.591   $    11.726   $    13.032   $    17.561
                                                              $    12.322   $    11.446   $    12.689   $    17.057
 Ending AUV.................................................  $    11.726   $    13.032   $    17.561   $    18.745
                                                              $    11.446   $    12.689   $    17.057   $    18.162
 Ending Number of AUs.......................................    5,102,037     4,150,181     3,397,201     2,789,509
                                                                  388,172       336,156       287,630       267,602

-------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/1/02)
 Beginning AUV..............................................  $    14.566   $    13.863   $    15.745   $    20.346
                                                              $    14.254   $    13.532   $    15.331   $    19.762
 Ending AUV.................................................  $    13.863   $    15.745   $    20.346   $    22.499
                                                              $    13.532   $    15.331   $    19.762   $    21.799
 Ending Number of AUs.......................................    3,448,310     2,715,260     2,271,718     1,872,150
                                                                  292,377       252,838       218,203       176,480

-------------------------------------------------------------
MID-CAP GROWTH - SAST Class 1 Shares
(Inception Date - 11/1/99)
 Beginning AUV..............................................  $    10.164   $     9.481   $    10.910   $    15.406
                                                              $     9.917   $     9.227   $    10.591   $    14.919
 Ending AUV.................................................  $     9.481   $    10.910   $    15.406   $    16.997
                                                              $     9.227   $    10.591   $    14.919   $    16.418
 Ending Number of AUs.......................................      346,585       295,517       270,689       254,809
                                                                   25,500        16,618        30,171        28,889

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses with election of optional EstatePlus feature.

                                      A-4



                                                                  FISCAL          FISCAL        FISCAL
                                                                   YEAR            YEAR          YEAR
                                                                   ENDED          ENDED         ENDED
VARIABLE PORTFOLIOS                                               4/30/05        4/30/06       4/30/07
============================================================ ================ ============= =============
REAL ESTATE - SAST Class 1 Shares
(Inception Date - 2/7/00)
 Beginning AUV.............................................. (a)$18.683        $    24.630   $    31.919
                                                             (b)$18.540        $    24.381   $    31.518
 Ending AUV................................................. (a)$24.630        $    31.919   $    40.111
                                                             (b)$24.381        $    31.518   $    39.508
 Ending Number of AUs....................................... (a)158,560            272,232       310,783
                                                             (b)13,970              24,183        28,275

-------------------------------------------------------------
SA AB GROWTH - SAST Class 1 Shares*
(Inception Date - 10/28/99)
 Beginning AUV.............................................. (a)$6.430         $     6.523   $     8.324
                                                             (b)$6.379         $     6.455   $     8.216
 Ending AUV................................................. (a)$6.523         $     8.324   $     8.527
                                                             (b)$6.455         $     8.216   $     8.395
 Ending Number of AUs....................................... (a)1,483,547        1,202,972     1,024,731
                                                             (b)117,667            107,665        80,533

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 1 Shares**
(Inception Date - 11/10/99)
 Beginning AUV.............................................. (a)$11.563        $    12.571   $    13.892
                                                             (b)$11.477        $    12.446   $    13.720
 Ending AUV................................................. (a)$12.571        $    13.892   $    15.277
                                                             (b)$12.446        $    13.720   $    15.050
 Ending Number of AUs....................................... (a)241,802            338,864       351,732
                                                             (b)17,004              20,271        20,442

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 1 Shares***
(Inception Date - 11/1/99)
 Beginning AUV.............................................. (a)$8.136         $     8.858   $    10.312
                                                             (b)$8.074         $     8.768   $    10.182
 Ending AUV................................................. (a)$8.858         $    10.312   $    11.608
                                                             (b)$8.768         $    10.182   $    11.434
 Ending Number of AUs....................................... (a)671,759            597,515       520,392
                                                             (b)62,443              53,995        51,514

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 1 Shares****
(Inception Date - 10/28/99)
 Beginning AUV.............................................. (a)$12.842        $    13.850   $    14.899
                                                             (b)$12.738        $    13.703   $    14.704
 Ending AUV................................................. (a)$13.850        $    14.899   $    16.733
                                                             (b)$13.703        $    14.704   $    16.474
 Ending Number of AUs....................................... (a)6,359,705        9,362,480     9,897,648
                                                             (b)625,544            723,784       728,802

-------------------------------------------------------------
TECHNOLOGY - SAST Class 1 Shares
(Inception Date - 8/21/00)
 Beginning AUV.............................................. (a)$2.174         $     2.063   $     2.413
                                                             (b)$2.157         $     2.041   $     2.381
 Ending AUV................................................. (a)$2.063         $     2.413   $     2.448
                                                             (b)$2.041         $     2.381   $     2.410
 Ending Number of AUs....................................... (a)126,057            149,420       130,818
                                                             (b)14,654              20,618        16,685

-------------------------------------------------------------
TELECOM UTILITY - SAST Class 1 Shares
(Inception Date - 12/16/99)
 Beginning AUV.............................................. (a)$6.962         $     8.084   $     8.968
                                                             (b)$6.914         $     8.007   $     8.861
 Ending AUV................................................. (a)$8.084         $     8.968   $    11.618
                                                             (b)$8.007         $     8.861   $    11.451
 Ending Number of AUs....................................... (a)39,917              33,835        48,522
                                                             (b)4,376                4,531         4,531

-------------------------------------------------------------



                                                                 FISCAL        FISCAL        FISCAL                      FISCAL
                                                                  YEAR          YEAR          YEAR        8 MONTHS        YEAR
                                                                 ENDED         ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                             4/30/08       4/30/09       4/30/10       12/31/10      12/31/11
============================================================ ============= ============= ============= ============= =============
REAL ESTATE - SAST Class 1 Shares
(Inception Date - 2/7/00)
 Beginning AUV..............................................  $    40.111   $    33.460   $    16.906   $    26.381   $    27.713
                                                              $    39.508   $    32.874   $    16.569   $    25.790   $    27.047
 Ending AUV.................................................  $    33.460   $    16.906   $    26.381   $    27.713   $    29.718
                                                              $    32.874   $    16.569   $    25.790   $    27.047   $    28.931
 Ending Number of AUs.......................................      216,984       179,780       138,210       117,055       104,510
                                                                   19,416        10,418         9,267         8,120         7,305

-------------------------------------------------------------
SA AB GROWTH - SAST Class 1 Shares*
(Inception Date - 10/28/99)
 Beginning AUV..............................................  $     8.527   $     8.511   $     5.846   $     7.870   $     8.368
                                                              $     8.395   $     8.359   $     5.727   $     7.690   $     8.164
 Ending AUV.................................................  $     8.511   $     5.846   $     7.870   $     8.368   $     8.107
                                                              $     8.359   $     5.727   $     7.690   $     8.164   $     7.889
 Ending Number of AUs.......................................      854,308       652,110       566,485       479,042       371,570
                                                                   68,051        52,827        41,321        35,902        24,342

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 1 Shares**
(Inception Date - 11/10/99)
 Beginning AUV..............................................  $    15.277   $    15.599   $    16.622   $    18.317   $    18.795
                                                              $    15.050   $    15.330   $    16.294   $    17.911   $    18.348
 Ending AUV.................................................  $    15.599   $    16.622   $    18.317   $    18.795   $    19.823
                                                              $    15.330   $    16.294   $    17.911   $    18.348   $    19.302
 Ending Number of AUs.......................................      353,212       795,037       960,283     1,094,823     1,134,476
                                                                   17,386        34,458        57,174        59,499        67,149

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 1
Shares***
(Inception Date - 11/1/99)
 Beginning AUV..............................................  $    11.608   $    11.697   $     7.959   $    10.705   $    11.200
                                                              $    11.434   $    11.493   $     7.800   $    10.465   $    10.931
 Ending AUV.................................................  $    11.697   $     7.959   $    10.705   $    11.200   $    10.893
                                                              $    11.493   $     7.800   $    10.465   $    10.931   $    10.604
 Ending Number of AUs.......................................      448,337       346,626       389,634       372,994       343,551
                                                                   44,335        41,953        43,086        31,973        24,355

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 1 Shares****
(Inception Date - 10/28/99)
 Beginning AUV..............................................  $    16.733   $    16.059   $    12.638   $    15.674   $    16.389
                                                              $    16.474   $    15.771   $    12.380   $    15.315   $    15.987
 Ending AUV.................................................  $    16.059   $    12.638   $    15.674   $    16.389   $    16.563
                                                              $    15.771   $    12.380   $    15.315   $    15.987   $    16.117
 Ending Number of AUs.......................................    9,384,039     7,512,483     6,581,973     5,939,601     4,814,248
                                                                  671,642       588,212       536,316       472,466       390,762

-------------------------------------------------------------
TECHNOLOGY - SAST Class 1 Shares
(Inception Date - 8/21/00)
 Beginning AUV..............................................  $     2.448   $     2.419   $     1.570   $     2.212   $     2.450
                                                              $     2.410   $     2.375   $     1.538   $     2.162   $     2.390
 Ending AUV.................................................  $     2.419   $     1.570   $     2.212   $     2.450   $     2.298
                                                              $     2.375   $     1.538   $     2.162   $     2.390   $     2.236
 Ending Number of AUs.......................................      162,164       149,338       183,965       152,843       117,091
                                                                   15,492        11,983        21,359        21,974        22,146

-------------------------------------------------------------
TELECOM UTILITY - SAST Class 1 Shares
(Inception Date - 12/16/99)
 Beginning AUV..............................................  $    11.618   $    12.517   $     7.819   $    10.555   $    11.790
                                                              $    11.451   $    12.306   $     7.668   $    10.325   $    11.515
 Ending AUV.................................................  $    12.517   $     7.819   $    10.555   $    11.790   $    12.422
                                                              $    12.306   $     7.668   $    10.325   $    11.515   $    12.103
 Ending Number of AUs.......................................       63,422        56,516        45,651        34,741        46,633
                                                                    4,118         5,020         4,534         4,534         4,305

-------------------------------------------------------------



                                                                 FISCAL        FISCAL        FISCAL
                                                                  YEAR          YEAR          YEAR
                                                                 ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/12      12/31/13      12/31/14
============================================================ ============= ============= =============
REAL ESTATE - SAST Class 1 Shares
(Inception Date - 2/7/00)
 Beginning AUV..............................................  $    29.718   $    34.544   $    33.537
                                                              $    28.931   $    33.546   $    32.487
 Ending AUV.................................................  $    34.544   $    33.537   $    43.154
                                                              $    33.546   $    32.487   $    41.698
 Ending Number of AUs.......................................       92,576        78,932        65,513
                                                                    6,663         7,598         6,699

-------------------------------------------------------------
SA AB GROWTH - SAST Class 1 Shares*
(Inception Date - 10/28/99)
 Beginning AUV..............................................  $     8.107   $     9.372   $    12.773
                                                              $     7.889   $     9.098   $    12.368
 Ending AUV.................................................  $     9.372   $    12.773   $    14.459
                                                              $     9.098   $    12.368   $    13.966
 Ending Number of AUs.......................................      326,427       254,428       208,958
                                                                   21,987        19,827        15,849

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 1 Shares**
(Inception Date - 11/10/99)
 Beginning AUV..............................................  $    19.823   $    21.085   $    20.157
                                                              $    19.302   $    20.480   $    19.529
 Ending AUV.................................................  $    21.085   $    20.157   $    20.947
                                                              $    20.480   $    19.529   $    20.245
 Ending Number of AUs.......................................    1,088,611       960,671       786,562
                                                                   79,146        67,012        64,509

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 1 Shares***
(Inception Date - 11/1/99)
 Beginning AUV..............................................  $    10.893   $    12.869   $    16.821
                                                              $    10.604   $    12.497   $    16.294
 Ending AUV.................................................  $    12.869   $    16.821   $    18.492
                                                              $    12.497   $    16.294   $    17.868
 Ending Number of AUs.......................................      303,868       288,979       241,271
                                                                   24,366        39,622        25,510

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 1 Shares****
(Inception Date - 10/28/99)
 Beginning AUV..............................................  $    16.563   $    18.281   $    21.572
                                                              $    16.117   $    17.744   $    20.886
 Ending AUV.................................................  $    18.281   $    21.572   $    23.197
                                                              $    17.744   $    20.886   $    22.403
 Ending Number of AUs.......................................    4,021,191     3,435,788     2,921,360
                                                                  343,731       302,997       284,565

-------------------------------------------------------------
TECHNOLOGY - SAST Class 1 Shares
(Inception Date - 8/21/00)
 Beginning AUV..............................................  $     2.298   $     2.456   $     3.066
                                                              $     2.236   $     2.384   $     2.969
 Ending AUV.................................................  $     2.456   $     3.066   $     3.795
                                                              $     2.384   $     2.969   $     3.666
 Ending Number of AUs.......................................      105,568        93,613        72,815
                                                                   21,586        21,423        20,780

-------------------------------------------------------------
TELECOM UTILITY - SAST Class 1 Shares
(Inception Date - 12/16/99)
 Beginning AUV..............................................  $    12.422   $    13.977   $    16.628
                                                              $    12.103   $    13.583   $    16.119
 Ending AUV.................................................  $    13.977   $    16.628   $    18.546
                                                              $    13.583   $    16.119   $    17.934
 Ending Number of AUs.......................................       44,574        36,984        30,205
                                                                    5,610         7,884         3,457

-------------------------------------------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses.
        (b) Reflecting maximum Separate Account expenses with election of optional EstatePlus feature.



        * On May 1, 2015, the Alliance Growth Portfolio was renamed SA AB Growth Portfolio.
        ** On January 16, 2015, the Total Return Bond Portfolio was renamed SA JPMorgan MFS Core Bond Portfolio.
        ***   On May 1, 2015, the MFS Massachusetts Investors Trust Portfolio
              was renamed SA MFS Massachusetts Investors Trust Portfolio.
        ****  On May 1, 2015, the MFS Total Return Portfolio was renamed SA MFS
              Total Return Portfolio.


                                      A-5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




DEATH BENEFIT DEFINED TERMS


Capitalized terms used in this Appendix have the same meaning as they have in the Death Benefit section of the prospectus.

The term "Continuation Net Purchase Payments" is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution, if any.

The term "withdrawals" as used in describing the death benefits following spousal continuation options is defined as withdrawals and the fees and charges applicable to those withdrawals.

For contracts issued prior to June 1, 2004, the term "Continuation Contribution" applies to the Death Benefit Following Spousal Continuation. Upon the Spouse's continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original Owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original Owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original Owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations.

The Company does not accept Gross Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Gross Purchase Payments are received on or after your 86th birthday.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED ON OR AFTER JUNE 1, 2004:


A.   DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1.   PURCHASE PAYMENT ACCUMULATION OPTION

          If the original Owner of the contract elected the Purchase Payment Accumulation option, and the Continuing Spouse is age 74 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Contract value on the Continuation Date plus Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; reduced for any withdrawals and increased by any Continuation Net Purchase Payments received after the Continuing Spouse's 75th birthday to the earlier of the Continuing Spouse's 86th birthday or date of death; or

          c. Contract value on the seventh contract anniversary (from the issue date of the original Owner), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, plus any Continuation Net Purchase Payments received between the seventh contract anniversary date but prior to the Continuing Spouse's 86th birthday.

          d. Contract value on the Continuation Date plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse's 86th birthday.

          If the Continuing Spouse is age 75-82 on the Continuation Date, then the death benefit will be the greatest of:

          a.  Contract value; or

          b. Contract value on the Continuation Date plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse's 86th birthday; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, plus any Continuation Net Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.

          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greatest of:

          a.  Contract value; or

          b.  the lesser of:

              (1) Contract value on the Continuation Date plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse's 86th birthday; or

              (2)    125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date or age 90 or older at the time of death, under the Purchase Payment Accumulation death benefit, the death benefit will be equal to the contract value.

     1.   MAXIMUM ANNIVERSARY VALUE OPTION

          If the original Owner of the contract elected the Maximum Anniversary Value option, and the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Contract value on the Continuation Date plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse's 86th birthday; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, plus any Continuation Net Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.

          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

          a.  Contract value; or

          b.  the lesser of:

          (1) Contract value on the Continuation Date plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal received prior to the Continuing Spouse's 86th birthday; or

          (2)   125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date or 90 or older at the time of death, under the Maximum Anniversary Value death benefit, their Beneficiary will receive only the contract value.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN OCTOBER 24, 2001 AND MAY 31, 2004:

     1.   PURCHASE PAYMENT ACCUMULATION OPTION

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b.  Continuation Net Purchase Payments; or

          c. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Continuation Net Purchase Payments recorded after the date of death; and reduced by any withdrawals recorded after the date of death in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

          d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Continuation Net Purchase Payments since the seventh contract anniversary and reduced for any withdrawals recorded after the seventh contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Continuation Net Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

          If a Continuation Contribution is NOT added on the Continuation Date, the death benefit is the greater of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Total Gross Continuation Purchase Payments reduced by any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of each withdrawal; or

          c. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Continuation Net Purchase Payments recorded after the date of death; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal; or

          d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Continuation Net Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Continuation Net Purchase Payments; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

     2. MAXIMUM ANNIVERSARY VALUE OPTION - if the Continuing Spouse is below age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b.  Continuation Net Purchase Payments; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Continuation Net Purchase Payments made since that contract anniversary; and reduced for any withdrawals recorded since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If a Continuation Contribution is NOT added on the Continuation Date, the death benefit is the greatest of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Total Gross Continuation Purchase Payments reduced by withdrawals in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal; or

          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Continuation Net Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that the Gross Withdrawal reduced each contract value on the date of the Gross Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

          If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary Value death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001:

     1.   PURCHASE PAYMENT ACCUMULATION OPTION

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b.  Total Gross Continuation Purchase Payments less withdrawals;

          c. The contract value on the Continuation Date (including the Continuation Contribution) plus any Continuation Net Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Continuation Net Purchase Payments minus withdrawals recorded after the date of death; or

          d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Continuation Net Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Continuation Net Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment if received on the Continuation Date.

          If a Continuation Contribution is NOT added on the Continuation Date, the death benefit is the greater of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b.  Total Gross Continuation Purchase Payments less withdrawals;

          c. Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the contract issue date) plus any Continuation Net Purchase Payments minus withdrawals recorded after the date of death; or

          d. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Continuation Net Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the contract issue date) plus any Continuation Net Purchase Payments less withdrawals recorded after the date of death.

     2.   MAXIMUM ANNIVERSARY VALUE OPTION

          If the Continuing Spouse is below age 90 at the time of death, and if a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Continuation Net Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If the Continuing Spouse is below age 90 at the time of death and if a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. Contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b.  Net Purchase Payments received since the original issue date; or

          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Continuation Net Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary Value death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.


B.   THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary Value option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:


 CONTRACT YEAR        ESTATEPLUS               MAXIMUM
    OF DEATH          PERCENTAGE         ESTATEPLUS BENEFIT
 Years 0-4        25% of Earnings     40% of Continuation Net
                                      Purchase Payments*
 Years 5-9        40% of Earnings     65% of Continuation Net
                                      Purchase Payments*
 Years 10+        50% of Earnings     75% of Continuation Net
                                      Purchase Payments*

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:


 CONTRACT YEAR        ESTATEPLUS               MAXIMUM
    OF DEATH          PERCENTAGE         ESTATEPLUS BENEFIT
 All Contract     25% of Earnings     40% of Continuation Net
 Years                                Purchase Payments*

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit calculation.


What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus benefit as indicated in the tables above.


What is the EstatePlus benefit?

We determine the EstatePlus benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1)    equals the contract value on the Continuing Spouse's date of death;

     (2)    equals the Continuation Net Purchase Payment(s).


What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX C - MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Depending on the issue date of your contract, your contract may offer multi-year Fixed Accounts. If you take money out of any available multi-year Fixed Accounts before the guarantee period ends, we may make an adjustment to your contract. We refer to this as a Market Value Adjustment ("MVA"). The MVA does not apply to any available one-year Fixed Accounts. The MVA reflects any difference in the interest rate environment between the time you placed your money in the multi-year Fixed Accounts and the time when you withdraw or transfer that money. Generally, this adjustment can increase or decrease your contract value or the amount of your withdrawal. If interest rates drop between the time you put your money into a multi-year Fixed Account and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we could post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without application of any MVA.

Regardless of the outcome of the MVA calculation, application of the MVA to any partial or full withdrawal or transfer from the multi-year Fixed Accounts after May 2, 2005, will not result in a negative adjustment to your contract value or the withdrawal amount. Thus, the MVA will not result in a loss of principal or previously credited interest for transactions after May 2, 2005. You will continue to receive any positive adjustment resulting from application of the MVA.

The information below applies only if you take money out of multi-year Fixed Accounts before the end of the Guarantee Period.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the Fixed Accounts. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the Fixed Accounts from which you seek withdrawal (rounded up to a full number of years). If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.

Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:


                             [(1+I/(1+J+L)]N/12 - 1

     where:

      I is the interest rate you are earning on the money invested in the Fixed Account;

      J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the Fixed Account;

      N is the number of full months remaining in the term you initially agreed to leave your money in the Fixed Account; and

      L is 0.005 (Some states require a different value. Please see your contract.)

We do not assess an MVA against withdrawals from an Fixed Account under the following circumstances:

     o If a withdrawal or transfer made after May 2, 2005 results in a negative MVA calculation;

     o If a withdrawal or transfer is made within 30 days after the end of a guarantee period;

     o If a withdrawal or transfer is made to pay contract fees and charges;

     o     To pay a death benefit; and

     o     Upon beginning an income option, if occurring on the Latest Annuity
           Date.


EXAMPLES OF THE MVA

The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the
Guarantee Periods available or withdrawal charges applicable under your contract.

The examples below assume the following:

  (1) You made an initial Purchase Payment of $10,000 and allocated it to a Fixed Account at a rate of 5%;

  (2) You make a partial withdrawal of $4,000 at a time when 18 months remain in the term you initially agreed to leave your money in the Fixed Account (N = 18);

  (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

                                      C-1

  (4)   Your contract was issued in a state where L = 0.005.


POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free withdrawal amount.

The MVA factor is = [(1+I/(1+J+0.005)]N/12 - 1
            = [(1.05)/(1.04+0.005)]18/12 - 1
            = (1.004785)1.5 - 1
            = 1.007186 - 1
            = + 0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the MVA:

                         $4,000 x (+0.007186) = +$28.74

$28.74 represents the positive MVA that would be added to the withdrawal.


POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.005)]N/12 - 1
            = [(1.05)/(1.04+0.005)]18/12 - 1
            = (1.004785)1.5 - 1
            = 1.007186 - 1
            = + 0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:

                         $3,760 x (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

                                      C-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX D - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
                                    FEATURE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This table assumes $100,000 initial investment, net of sales charges, in a Non-qualified contract with no withdrawals, additional Purchase Payments or premium taxes.


                MINIMUM ANNUAL INCOME IF YOU
                  ELECT TO RECEIVE INCOME
                    PAYMENTS ON CONTRACT
                        ANNIVERSARY
IF AT ISSUE
YOU ARE           7       10      15     20
-------------- ------- ------- ------- ------
  Male         6,108   6,672   7,716   8,832
  age 60*
  Female       5,388   5,880   6,900   8,112
  age 60*
  Joint**      4,716   5,028   5,544   5,928
  Male-60
  Female-60

*     Life annuity with 10 years guaranteed

**    Joint and survivor life annuity with 20 years guaranteed

                                      D-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



   PROSPECTUS PROVISION                     AVAILABILITY OR VARIATION                    ISSUE STATE
Free Look                 If you reside in Arizona and are age 65 or older on your     Arizona
                            Contract Date, the Free Look period is 30 days.
Free Look                 If you reside in California and are age 60 or older on your  California
                            Contract Date, the Free Look period is 30 days.
Letter of Intent          Letter of Intent is not applicable.                          Oregon
                                                                                       Texas
                                                                                       Washington
Market Value Adjustment   L equal to 0.0025                                            Florida
Premium Tax               We deduct premium tax charges of 0.50% for Qualified         California
                            contracts and 2.35% for Non-Qualified contracts based
                          on contract value when you begin the Income Phase.
Premium Tax               We deduct premium tax charges of 2.0% for Non-Qualified      Maine
                            contracts based on total Purchase Payments when
                          you begin the Income Phase.
Premium Tax               We deduct premium tax charges of 3.5% for Non-Qualified      Nevada
                            contracts based on contract value when you begin
                          the Income Phase.
Premium Tax               For the first $500,000 in the contract, we deduct premium    South Dakota
                            tax charges of 1.25% for Non-Qualified contracts
                          based on total Purchase Payments when you begin the Income
                            Phase. For any amount in excess of $500,000 in
                          the contract, we deduct front-end premium tax charges of
                            0.08% for Non-Qualified contracts based on total
                          Purchase Payments when you begin the Income Phase.
Premium Tax               We deduct premium tax charges of 1.0% for Qualified          West Virginia
                            contracts and 1.0% for Non-Qualified contracts based on
                          contract value when you begin the Income Phase.
Premium Tax               We deduct premium tax charges of 1.0% for Non-Qualified      Wyoming
                            contracts based on total Purchase Payments when
                          you begin the Income Phase.
Transfer Privilege        Any transfer over the limit of 15 will incur a $10 transfer  Pennsylvania
                            fee.                                                       Texas


                                      E-1



     Please forward a copy (without charge) of the PolarisII A-Class Variable Annuity Statement of Additional
                                                  Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: American General Life Insurance Company, Annuity Service Center, P.O. Box 15570,
 Amarillo, Texas 79105-5570

 [POLARIS II A-CLASS PLATINUM SERIES LOGO]
                                   PROSPECTUS


                                  MAY 1, 2015

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                               in connection with

                         VARIABLE ANNUITY ACCOUNT SEVEN

This variable annuity has several investment choices -- Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

This contract is no longer available for sale to new contract owners.



UNDERLYING FUNDS:                                          MANAGED BY:
  Aggressive Growth                                        Wells Capital Management Incorporated
  American Funds Asset Allocation                          Capital Research and Management Company
  American Funds Global Growth                             Capital Research and Management Company
  American Funds Growth-Income                             Capital Research and Management Company
  American Funds Growth                                    Capital Research and Management Company
  Asset Allocation                                         Edge Asset Management, Inc.
  Balanced                                                 J.P. Morgan Investment Management Inc.
  Blue Chip Growth                                         Massachusetts Financial Services Company
  Capital Appreciation                                     Wellington Management Company LLP
  Capital Growth                                           The Boston Company Asset Management, LLC
  Cash Management                                          BofA Advisors, LLC
  Corporate Bond                                           Federated Investment Management Company
  Davis Venture Value                                      Davis Selected Advisers, L.P.
  "Dogs" of Wall Street                                    SunAmerica Asset Management, LLC
  Emerging Markets                                         J.P. Morgan Investment Management Inc.
  Equity Opportunities                                     OppenheimerFunds, Inc.
  Foreign Value                                            Templeton Investment Counsel, LLC
  Franklin Founding Funds Allocation VIP Fund              Franklin Templeton Services, LLC
  Franklin Income VIP Fund                                 Franklin Advisers, Inc.
  Fundamental Growth                                       Wells Capital Management Incorporated
  Global Bond                                              Goldman Sachs Asset Management International
  Global Equities                                          J.P. Morgan Investment Management Inc.
  Government and Quality Bond                              Wellington Management Company LLP
  Growth                                                   Wellington Management Company LLP
  Growth-Income                                            J.P. Morgan Investment Management Inc.
  Growth Opportunities                                     Invesco Advisers, Inc.
  High-Yield Bond                                          PineBridge Investments LLC
  International Diversified Equities                       Morgan Stanley Investment Management, Inc.
  International Growth and Income                          Putnam Investment Management, LLC
  Invesco V.I. American Franchise Fund, Series II Shares   Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund, Series II Shares             Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund, Series II Shares    Invesco Advisers, Inc.
  Lord Abbett Growth and Income                            Lord, Abbett & Co. LLC
  Lord Abbett Mid Cap Stock                                Lord, Abbett & Co. LLC
  Mid-Cap Growth                                           J.P. Morgan Investment Management Inc.
  Natural Resources                                        Wellington Management Company LLP
  Real Estate                                              Pyramis Global Advisors, LLC
  Real Return                                              Wellington Management Company LLP
  SA AB Growth(1)                                          AllianceBernstein L.P.
  SA JPMorgan MFS Core Bond(2)                             J.P. Morgan Investment Management Inc. and
                                                           Massachusetts Financial Services Company(2)
  SA Marsico Focused Growth(3)                             Marsico Capital Management, LLC
  SA MFS Massachusetts Investors Trust(4)                  Massachusetts Financial Services Company
  SA MFS Total Return(5)                                   Massachusetts Financial Services Company
  Small & Mid Cap Value                                    AllianceBernstein L.P.
  Small Company Value                                      Franklin Advisory Services, LLC


(Underlying Funds continued on next page)



UNDERLYING FUNDS:   MANAGED BY:
  Technology        Columbia Management Investment Advisers, LLC
  Telecom Utility   Massachusetts Financial Services Company



1 On May 1, 2015, the Alliance Growth Portfolio was renamed SA AB Growth
  Portfolio.



2 On January 16, 2015, the Total Return Bond Portfolio was renamed SA JPMorgan
  MFS Core Bond Portfolio and the investment manager changed from Pacific Investment Management Company LLC to J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company.

3 On May 1, 2015, the Marsico Focused Growth Portfolio was renamed SA Marsico
  Focused Growth Portfolio.



4 On May 1, 2015, the MFS Massachusetts Investors Trust Portfolio was renamed
  SA MFS Massachusetts Investors Trust Portfolio.

5 On May 1, 2015, the MFS Total Return Portfolio was renamed SA MFS Total
  Return Portfolio.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2015. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------







GLOSSARY....................................................   3
HIGHLIGHTS..................................................   4
FEE TABLE...................................................   5
      Maximum Owner Transaction Expenses....................   5
      Maximum Sales Charge..................................   5
      Maximum Withdrawal Charges............................   5
      Contract Maintenance Fee..............................   5
      Separate Account Annual Expenses......................   5
      Additional Optional Feature Fees......................   5
        Optional MarketLock Income Plus Fee.................   5
        Optional MarketLock For Life Plus Fee...............   5
        Optional MarketLock Fee.............................   5
      Total Annual Portfolio Operating Expenses.............   5
MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................   7
THE POLARISII A-CLASS PLATINUM SERIES
  VARIABLE ANNUITY..........................................   8
PURCHASING A POLARISII A-CLASS PLATINUM
  SERIES VARIABLE ANNUITY...................................   8
      Allocation of Purchase Payments.......................   9
      Accumulation Units....................................  10
      Right to Examine......................................  10
      Exchange Offers.......................................  11
      Important Information for Military Servicemembers.....  11
INVESTMENT OPTIONS..........................................  11
      Variable Portfolios...................................  11
        AIM Variable Insurance Funds (Invesco Variable
           Insurance Funds).................................  11
        American Funds Insurance Series.....................  11
        Franklin Templeton Variable Insurance Products
           Trust............................................  12
        Lord Abbett Series Fund, Inc........................  12
        Anchor Series Trust.................................  12
        Seasons Series Trust................................  12
        SunAmerica Series Trust.............................  12
      Substitution, Addition or Deletion of Variable
        Portfolios..........................................  14
      Fixed Accounts........................................  14
      Dollar Cost Averaging Fixed Accounts..................  14
      Dollar Cost Averaging Program.........................  15
      Polaris Portfolio Allocator Program...................  15
      Transfers During the Accumulation Phase...............  17
      Automatic Asset Rebalancing Program...................  20
      Voting Rights.........................................  20
ACCESS TO YOUR MONEY........................................  20
      Systematic Withdrawal Program.........................  21
      Minimum Contract Value................................  21
      Qualified Contract Owners.............................  21
OPTIONAL LIVING BENEFITS....................................  21
      MarketLock Income Plus................................  21
      MarketLock for Life Plus..............................  28
      MarketLock............................................  35
MARKETLOCK EXTENSION PARAMETERS.............................  39
MARKETLOCK INCOME PLUS EXTENSION
  PARAMETERS................................................  40
DEATH BENEFITS..............................................  40
      Death Benefit Defined Terms...........................  42
      Spousal Continuation..................................  43
EXPENSES....................................................  43
      Separate Account Expenses.............................  43
      Sales Charge..........................................  43
      Underlying Fund Expenses..............................  45
      Contract Maintenance Fee..............................  45
      Transfer Fee..........................................  45
      Optional MarketLock Income Plus Fee...................  46
      Optional MarketLock For Life Plus Fee.................  46
      Optional MarketLock Fee...............................  46
      Premium Tax...........................................  46
      Income Taxes..........................................  46
      Reduction or Elimination of Fees, Expenses and
        Additional Amounts Credited.........................  46


PAYMENTS IN CONNECTION WITH DISTRIBUTION OF
  THE CONTRACT..............................................  47
ANNUITY INCOME OPTIONS......................................  48
      The Income Phase......................................  48
      Annuity Income Options................................  49
      Fixed or Variable Annuity Income Payments.............  50
      Annuity Income Payments...............................  50
      Transfers During the Income Phase.....................  50
      Deferment of Payments.................................  50
TAXES.......................................................  50
      Annuity Contracts in General..........................  50
      Tax Treatment of Distributions - Non-Qualified
        Contracts...........................................  51
      Tax Treatment of Distributions - Qualified Contracts..  51
      Required Minimum Distributions........................  52
      Tax Treatment of Death Benefits.......................  53
      Tax Treatment of Optional Living Benefits.............  53
      Contracts Owned by a Trust or Corporation.............  53
      Foreign Account Tax Compliance ("FATCA")..............  54
      Other Withholding Tax.................................  54
      Gifts, Pledges and/or Assignments of a Contract.......  54
      Diversification and Investor Control..................  54
OTHER INFORMATION...........................................  54
      The Distributor.......................................  54
      The Company...........................................  55
      The Separate Account..................................  55
      The General Account...................................  56
      Financial Statements..................................  56
      Administration........................................  56
      Legal Proceedings.....................................  57
      Registration Statements...............................  57
CONTENTS OF STATEMENT OF ADDITIONAL
  INFORMATION...............................................  57
APPENDIX A - CONDENSED FINANCIAL INFORMATION................ A-1
APPENDIX B - THE GUARANTEE FOR CONTRACTS
  ISSUED PRIOR TO DECEMBER 29, 2006......................... B-1
APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY............................................... C-1
APPENDIX D - LIVING BENEFIT PROVISIONS FOR
  CONTRACTS ISSUED PRIOR TO MAY 1, 2008..................... D-1
APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.............................................. E-1
APPENDIX F - OPTIONAL DEATH BENEFITS AND
  SPOUSAL CONTINUATION DEATH BENEFITS
  FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2009................. F-1
APPENDIX G - SALES CHARGE AND RIGHTS OF
  ACCUMULATION FOR CONTRACTS ISSUED
  PRIOR TO NOVEMBER 9, 2009................................. G-1
APPENDIX H - EXAMPLE OF SALES CHARGE
  CALCULATION FOR CONTRACTS
  ISSUED ON OR AFTER NOVEMBER 9, 2009....................... H-1



                                       2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL"). The term "we," "us" and "our" are also used to identify the issuing Company.


CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

GROSS PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it. Gross Purchase Payments do not reflect the reduction of the sales charge.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.


INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first business day of the month following your 95th birthday or tenth contract anniversary, whichever is later.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The portion of your Gross Purchase Payments which we invest in your contract. We calculate this amount by deducting the applicable sales charge from your Gross Purchase Payments.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The PolarisII A-Class Platinum Series Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

RIGHT TO EXAMINE: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request plus any sales charges we deducted. The amount refunded may be more or less than your original Gross Purchase Payment. We will return your original Purchase Payment if required by state law. PLEASE SEE PURCHASING A POLARISIIA-CLASS PLATINUM SERIES VARIABLE ANNUITY IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct separate account charges which equal 0.85% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios, including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract, we may charge additional fees for those features. We apply an up-front sales charge against Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount. PLEASE SEE FEE TABLE IN THE PROSPECTUS.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.


OPTIONAL LIVING BENEFITS: You may have elected one of the optional living benefits that were available under your contract for an additional fee. These living benefits were designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live.

You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the prescribed amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable.

DEATH BENEFIT: A death benefit feature is available under the contract which is payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.


ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.



THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES



MAXIMUM SALES CHARGE
(as a percentage of each Gross Purchase Payment)(1)..... 5.75%





MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Gross Purchase Payment)(2)..... 0.50%


TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.



PREMIUM TAX(3)..... 3.5%


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(4)........ $35 per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Separate Account Fee.......................... 0.85%
  Optional EstatePlus Fee5...................... 0.25%
                                                 ----
     Total Separate Account Annual Expenses..... 1.10%
                                                 ====


ADDITIONAL OPTIONAL FEATURE FEES

You may have elected one of the following optional living benefits below, all of which are guaranteed minimum withdrawal benefits:


OPTIONAL MARKETLOCK INCOME PLUS FEE
(calculated as a percentage of the Income Base)(6)


NUMBER OF COVERED PERSONS       ANNUALIZED FEE
------------------------------ ---------------
  For One Covered Person......      0.85%
  For Two Covered Persons.....      1.10%

OPTIONAL MARKETLOCK FOR LIFE PLUS FEE
(calculated as a percentage of the Income Base)(6)


NUMBER OF COVERED PERSONS       ANNUALIZED FEE
------------------------------ ---------------
  For One Covered Person......      0.75%
  For Two Covered Persons.....      1.00%

OPTIONAL MARKETLOCK FEE
(calculated as a percentage of the MAV Benefit Base)(7)


                                                    ANNUALIZED FEE
                                                   ---------------
  All years in which the feature is in effect.....      0.50%


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(AS OF JANUARY 31, 2015)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(8)   MAXIMUM(8)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................    0.54%        1.48%




FOOTNOTES TO THE FEE TABLE:


 1 Your Gross Purchase Payment may qualify for a reduced sales charge. PLEASE
   SEE EXPENSES SECTION BELOW.


                                              SALES CHARGE AS A
INVESTMENT AMOUNT (AS DEFINED                PERCENTAGE OF GROSS
IN SALES CHARGE SECTION)                  PURCHASE PAYMENT INVESTED
---------------------------------------- --------------------------
  Less than $50,000.....................           5.75%
  $50,000 but less than $100,000........           4.75%
  $100,000 but less than $250,000.......           3.50%
  $250,000 but less than $500,000.......           2.50%
  $500,000 but less than $1,000,000.....           2.00%
  $1,000,000 or more....................           0.50%

 2 A withdrawal charge of 0.50% applies only to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal.


 3 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY. The fee is deducted on a pro rata basis from your contract value on your contract anniversary.

 4 The contract maintenance fee is assessed annually and may be waived if contract value is $50,000 or more.


 5 EstatePlus is an optional earnings enhancement death benefit. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 0.85%. If you purchased your contract prior to May 1, 2009, you may have elected EstatePlus which is no longer being offered.


                                       5

 6 MarketLock Income Plus and MarketLock For Life Plus are optional guaranteed minimum withdrawal benefits. The fee is assessed against the Income Base which determines the basis of the guaranteed benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, PLEASE SEE OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2008 and elected MarketLock For Life Plus, PLEASE SEE APPENDIX D for the fee applicable to this feature. If you purchased your contract prior to May 1, 2009, you may have elected MarketLock Income Plus or MarketLock For Life Plus which are no longer being offered.

 7 MarketLock is an optional guaranteed minimum withdrawal benefit. The annual fee is assessed against the MAV Benefit Base which determines the basis of the guaranteed benefit. The applicable annualized fee is deducted from your contract value at the end of the first quarter following the election and quarterly thereafter. For a complete description of how the MAV Benefit Base is calculated, PLEASE SEE OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2009, you may have elected MarketLock which is no longer being offered.

 8 The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2015. The minimum expense is for an Underlying Fund of American Funds Insurance Series Trust as of its fiscal year ended December 31, 2014.


                                       6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:




MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.10% including the EstatePlus feature, the optional MarketLock Income Plus feature (1.10%), and investment in an Underlying Fund with total expenses of 1.48%)


(1)   If you surrender your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $873     $1,485      $2,121      $3,816



(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:




 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $873     $1,485      $2,121      $3,816



MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 0.85%, no election of optional features and investment in an Underlying Fund with total expenses of 0.54%)



(1)   If you surrender your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $713     $1,004      $1,317      $2,200


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $713     $1,004      $1,317      $2,200


EXPLANATION OF EXPENSE EXAMPLES




1. The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $50,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.


2. In addition to the stated assumptions, the Expense Examples also assume Separate Account fees as indicated and that no transfer fees were imposed. A maximum sales charge of 5.75% is used in the Expense Examples because of the $10,000 investment amount. Your expenses may be lower if you are subject to a lower sales charge. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the MarketLock Income Plus fee, equals contract value and that no withdrawals are taken during the stated period.

4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

5. You may have elected certain optional benefits that are no longer being offered to new contract owners. Please see Appendix D and Appendix F for details about those benefits, including applicable fees.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.


                                       7

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     THE POLARISII A-CLASS PLATINUM SERIES

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     o Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     o Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     o Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     o Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation Phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE
SEE TAXES BELOW.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    PURCHASING A POLARISII A-CLASS PLATINUM

                            SERIES VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Gross Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Gross Purchase Payment.

The following chart shows the minimum initial and subsequent Gross Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.


                                                                 MINIMUM
                                               MINIMUM          AUTOMATIC
                       MINIMUM INITIAL       SUBSEQUENT         SUBSEQUENT
                        GROSS PURCHASE     GROSS PURCHASE     GROSS PURCHASE
                           PAYMENT             PAYMENT           PAYMENT
      Qualified       $2,000              $250               $100
    Non-Qualified     $5,000              $500               $100


We reserve the right to refuse any Gross Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Gross Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Gross Purchase Payment. Gross Purchase Payments that would cause total Gross Purchase Payments in all contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.



NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


                                       8



MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Gross Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


JOINT OWNERSHIP

We allow this contract to be jointly owned by spouses (as determined for federal tax law purposes). The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. There are also states that require us to issue the contract to non-spousal joint Owners. However, non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract. Therefore, the ability of such non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

A Purchase Payment is the portion of your Gross Purchase Payment which we invest in your contract after we deduct the sales charge.

In order to issue your contract, we must receive your initial Gross Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Gross Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Gross Purchase Payments. Thus, if we have deemed a broker-dealer our agent, a Gross Purchase Payment received by the broker-dealer will be priced as if the Gross Purchase Payment was received by us. However, if a broker-dealer is not deemed our agent, a Gross Purchase Payment received by the broker-dealer will not be priced until it is received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Gross Purchase Payment is received before Market Close. If the initial Gross Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Gross Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the


                                       9



Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Gross Purchase Payment. If we receive a Gross Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Gross Purchase Payments submitted by check can only be accepted by the Company at the Payment Center at the following address:

American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

Gross Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Gross Purchase Payments can only be accepted at the following address:

American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

Delivery of Gross Purchase Payments to any other address will result in a delay in crediting your contract until the Gross Purchase Payment is received at the Payment Center.


ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We determine the value of each Accumulation Unit at the close of the NYSE every business day, by multiplying the Accumulation Unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Gross Purchase Payment from you on Wednesday which you allocate to the Variable Portfolio A. After we deduct the sales charge, the net amount to be invested of your Gross Purchase Payment is $23,562.50. We determine that the value of an Accumulation Unit for the Variable Portfolio A is $11.10 when the NYSE closes on Wednesday. We then divide $23,562.50 by $11.10 and credit your contract on Wednesday night with 2,122.747748 Accumulation Units for the Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


RIGHT TO EXAMINE

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center plus any sales charges we deducted. The amount refunded may be more or less than the amount you originally invested. Certain states require us to return your Gross Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Gross Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Gross Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Gross Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to put your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.


                                       10



EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS



The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts we offer.


The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract owners. We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), a wholly-owned subsidiary of AGL.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Underlying Funds you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund. The Underlying Funds along with their respective advisers are listed below.


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").



     AMERICAN FUNDS INSURANCE SERIES -- CLASS 2 SHARES


     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").


                                       11



     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment adviser to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Founding Funds Allocation VIP Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment adviser.

     Please see the Franklin Templeton Variable Insurance Products prospectus for details.


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisers to provide investment advice for the Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     The Real Return Portfolio listed below is part of the Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").


           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                                       12




UNDERLYING FUNDS                                MANAGED BY:                                        TRUST    ASSET CLASS
---------------------------------------------   ----------------------------------------------   --------   -----------------
Aggressive Growth                               Wells Capital Management Incorporated            SAST       STOCK
American Funds Asset Allocation                 Capital Research and Management Company          AFIS       ASSET ALLOCATION
American Funds Global Growth                    Capital Research and Management Company          AFIS       STOCK
American Funds Growth-Income                    Capital Research and Management Company          AFIS       STOCK
American Funds Growth                           Capital Research and Management Company          AFIS       STOCK
Asset Allocation                                Edge Asset Management, Inc.                      AST        ASSET ALLOCATION
Balanced                                        J.P. Morgan Investment Management Inc.           SAST       ASSET ALLOCATION
Blue Chip Growth                                Massachusetts Financial Services Company         SAST       STOCK
Capital Appreciation                            Wellington Management Company LLP                AST        STOCK
Capital Growth                                  The Boston Company Asset Management, LLC         SAST       STOCK
Cash Management                                 BofA Advisors, LLC                               SAST       CASH
Corporate Bond                                  Federated Investment Management Company          SAST       BOND
Davis Venture Value                             Davis Selected Advisers, L.P.                    SAST       STOCK
"Dogs" of Wall Street                           SunAmerica Asset Management, LLC                 SAST       STOCK
Emerging Markets                                J.P. Morgan Investment Management Inc.           SAST       STOCK
Equity Opportunities                            OppenheimerFunds, Inc.                           SAST       STOCK
Foreign Value                                   Templeton Investment Counsel, LLC                SAST       STOCK
Franklin Founding Funds Allocation VIP Fund     Franklin Templeton Services, LLC                 FTVIPT     ASSET ALLOCATION
Franklin Income VIP Fund                        Franklin Advisers, Inc.                          FTVIPT     ASSET ALLOCATION
Fundamental Growth                              Wells Capital Management Incorporated            SAST       STOCK
Global Bond                                     Goldman Sachs Asset Management International     SAST       BOND
Global Equities                                 J.P. Morgan Investment Management Inc.           SAST       STOCK
Government and Quality Bond                     Wellington Management Company LLP                AST        BOND
Growth                                          Wellington Management Company LLP                AST        STOCK
Growth-Income                                   J.P. Morgan Investment Management Inc.           SAST       STOCK
Growth Opportunities                            Invesco Advisers, Inc.                           SAST       STOCK
High-Yield Bond                                 PineBridge Investments LLC                       SAST       BOND
International Diversified Equities              Morgan Stanley Investment Management, Inc.       SAST       STOCK
International Growth and Income                 Putnam Investment Management, LLC                SAST       STOCK
Invesco V.I. American Franchise Fund,           Invesco Advisers, Inc.                           AVIF       STOCK
 Series II Shares
Invesco V.I. Comstock Fund, Series II Shares    Invesco Advisers, Inc.                           AVIF       STOCK
Invesco V.I. Growth and Income Fund,            Invesco Advisers, Inc.                           AVIF       STOCK
 Series II Shares
Lord Abbett Growth and Income                   Lord, Abbett & Co. LLC                           LASF       STOCK
Lord Abbett Mid Cap Stock                       Lord, Abbett & Co. LLC                           LASF       STOCK
Mid-Cap Growth                                  J.P. Morgan Investment Management Inc.           SAST       STOCK
Natural Resources                               Wellington Management Company LLP                AST        STOCK
Real Estate                                     Pyramis Global Advisors, LLC                     SAST       STOCK
Real Return                                     Wellington Management Company LLP                SST        BOND
SA AB Growth                                    AllianceBernstein L.P.                           SAST       STOCK
SA JPMorgan MFS Core Bond                       J.P. Morgan Investment Management Inc. and       SAST       BOND
                                                Massachusetts Financial Services Company
SA Marsico Focused Growth                       Marsico Capital Management, LLC                  SAST       STOCK
SA MFS Massachusetts Investors Trust            Massachusetts Financial Services Company         SAST       STOCK
SA MFS Total Return                             Massachusetts Financial Services Company         SAST       ASSET ALLOCATION
Small & Mid Cap Value                           AllianceBernstein L.P.                           SAST       STOCK
Small Company Value                             Franklin Advisory Services, LLC                  SAST       STOCK
Technology                                      Columbia Management Investment Advisers, LLC     SAST       STOCK
Telecom Utility                                 Massachusetts Financial Services Company         SAST       STOCK



YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.AIG.COM/ANNUITIES. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


                                       13



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600, for the 12-month DCA Fixed Account ("1-Year DCA Fixed Account") is $1,200 and the 24-month DCA Fixed Account ("2-Year DCA Fixed Account") is $2,400. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instructions on file. The 6-month, 1-Year and 2-Year DCA Fixed Accounts may not be available in your state. Please check with your financial representative for availability.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will


                                       14



be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as source accounts exclusively to facilitate the DCA program for a specified time period. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Gross Purchase Payments to an active DCA program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).


You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.


The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY TIME AND WE WILL PROVIDE YOU NOTICE AT LEAST 30 DAYS PRIOR TO MODIFICATION, SUSPENSION OR TERMINATION OF THE DCA PROGRAM. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE DCA PROGRAM, WE WILL TRANSFER THE REMAINING MONEY ACCORDING TO YOUR CURRENT DCA TARGET ALLOCATIONS ON FILE.



POLARIS PORTFOLIO ALLOCATOR PROGRAM


PROGRAM DESCRIPTION

This program may be offered to you at no additional cost to assist in diversifying your investment across various investment categories. The program allows you to invest in either one of the four Polaris Portfolio Allocator models ("Models") or in one of the four Sample Portfolios. Each Model and Sample Portfolio is comprised of a carefully selected combination of Variable Portfolios representing various investment categories. The Models allocate amongst the various asset classes to attempt to match certain combinations of investor's investment time horizon and risk tolerance. The Sample Portfolios allocate among the various investment categories and coincide with the recommended weightings for each Sample Portfolio's objective. Please consult your financial representative about investment in the program.

Your broker-dealer designs the Sample Portfolios. Your broker-dealer may have revenue sharing arrangements in place with the money managers that manage the Underlying Funds comprising the Sample Portfolios. Those arrangements are not related to the availability of the same Underlying Funds in this variable annuity. Information about your broker-dealer's revenue sharing arrangements can be obtained from your financial representative or by visiting the broker-dealer's website.


                                       15



ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the program by electing a Model or Sample Portfolio when you purchase your variable annuity, or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the Model or Sample Portfolio most appropriate for you based on your financial needs, risk tolerance and investment horizon. You may request to discontinue the use of a Model or Sample Portfolio by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Model or Sample Portfolio through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in either one Model or one Sample Portfolio at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Model or Sample Portfolio. Investment outside of the Sample Portfolios is prohibited. If you attempt to split your investment in one or more Models, your investment may no longer be consistent with the Model's intended objectives and therefore, will effectively terminate your participation in the program. Additionally, if you invest in any Variable Portfolios in addition to investing in a Model, such an investment may no longer be consistent with the Model's intended objectives.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Model or Sample Portfolio unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Model or Sample Portfolio, your investment may no longer be consistent with the Model's or Sample Portfolio's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Model or Sample Portfolio to another Model or Sample Portfolio at any time; you will be transferred into the most current Model or Sample Portfolio available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Model or Sample Portfolio as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.


REBALANCING THE POLARIS PORTFOLIO ALLOCATOR MODELS AND THE SAMPLE PORTFOLIOS

You can elect to have your investment in the Model or Sample Portfolio rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the Model or Sample Portfolio you selected.

Over time, the Model or Sample Portfolio you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Model or Sample Portfolio rebalanced at least annually, then your investment may no longer be consistent with the Model or Sample Portfolio's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult your financial representative about how to keep your Model or Sample Portfolio's allocations in line with your investment goals. Finally, changes in investment objectives or management of the Underlying Funds in the models may mean that, over time, the Models no longer are consistent with their original investment goals.

If you choose to make investments outside of the Model, only those Variable Portfolios within the Model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Model cannot be rebalanced if you wish to maintain your current Model.

If you elect an optional Living Benefit, you may elect a Model or Sample Portfolio that complies with the investment requirements of the optional Living Benefit and your Model or Sample Portfolio will be rebalanced quarterly. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Models and Sample Portfolios are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Model or Sample Portfolio should be revised or whether it remains appropriate to invest in accordance with any particular Model or Sample Portfolio.

The program does not guarantee greater or more consistent returns. Future market and investment category performance may differ from the historical performance upon which the Models and Sample Portfolios may have been built. Also, allocation to a single investment category may outperform a Model or Sample Portfolio, so that you could have been better off investing in a single investment category than in a Model or Sample Portfolio. However, such a strategy may involve a greater degree of risk


                                       16



because of the concentration of similar securities in a single investment category. Further, there can be no assurance that any Variable Portfolio chosen for a particular Model or Sample Portfolio will perform well or that its performance will closely reflect that of the investment category it is designed to represent.

The Models and Sample Portfolios represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Models or Sample Portfolios meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Models or Sample Portfolios can be obtained from your financial representative.


POLARIS PORTFOLIO ALLOCATOR MODELS

(EFFECTIVE MAY 1, 2015)




         VARIABLE PORTFOLIOS            MODEL A     MODEL B     MODEL C     MODEL D
 American Funds Global Growth              2.0%        2.0%        3.0%       6.0%
 American Funds Growth                     2.0%        2.0%        2.0%       2.0%
 American Funds Growth-Income              0.0%        0.0%        1.0%       5.0%
 Blue Chip Growth                          2.0%        2.0%        2.0%       4.0%
 Capital Appreciation                      2.0%        3.0%        4.0%       5.0%
 Capital Growth                            2.0%        3.0%        3.0%       4.0%
 Corporate Bond                           10.0%        8.0%        7.0%       1.0%
 Davis Venture Value                       4.0%        4.0%        4.0%       5.0%
 "Dogs" of Wall Street                     3.0%        3.0%        3.0%       5.0%
 Emerging Markets                          0.0%        1.0%        2.0%       2.0%
 Equity Opportunities                      2.0%        3.0%        4.0%       6.0%
 Foreign Value                             2.0%        3.0%        3.0%       3.0%
 Global Bond                               4.0%        4.0%        2.0%       2.0%
 Government and Quality Bond              10.0%        9.0%        7.0%       2.0%
 Growth-Income                             5.0%        6.0%        7.0%       8.0%
 High-Yield Bond                           4.0%        3.0%        2.0%       0.0%
 International Diversified Equities        2.0%        2.0%        3.0%       3.0%
 Invesco V.I. Comstock Fund,
   Series II Shares                        6.0%        6.0%        7.0%       8.0%
 Invesco V.I. Growth and Income
   Fund, Series II Shares                  6.0%        7.0%        8.0%       8.0%
 Real Estate                               0.0%        0.0%        0.0%       1.0%
 Real Return                               7.0%        4.0%        2.0%       0.0%
 SA JPMorgan MFS Core Bond                15.0%       12.0%       10.0%       5.0%
 SA Marsico Focused Growth                 1.0%        2.0%        3.0%       4.0%
 SA MFS Massachusetts Investors
   Trust                                   7.0%        7.0%        7.0%       8.0%
 Small & Mid Cap Value                     2.0%        2.0%        2.0%       2.0%
 Small Company Value                       0.0%        2.0%        2.0%       1.0%
                              TOTAL        100%        100%        100%       100%


The Models listed above are those that are currently available. We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU IF WE EXERCISE THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, YOUR INVESTMENT WILL REMAIN IN THE SAME VARIABLE PORTFOLIOS AND IN THE SAME AMOUNTS AS BEFORE THE PROGRAM WAS SUSPENDED OR TERMINATED; HOWEVER, YOUR INVESTMENT WILL NO LONGER BE DEEMED TO BE IN A PORTFOLIO ALLOCATOR MODEL.



SAMPLE PORTFOLIOS
(EFFECTIVE FEBRUARY 11, 2013 THROUGH APRIL 30, 2013)



                                                  BALANCED                 ALL
                                                   TOWARD     GROWTH     EQUITY
               VARIABLE PORTFOLIOS                 GROWTH      FOCUS      FOCUS
 American Funds Global Growth                        12.0%      12.0%      17.0%
 American Funds Growth                                9.0%      10.0%      10.0%
 Corporate Bond                                       5.0%       0.0%       0.0%
 Foreign Value                                       11.0%      15.0%      18.0%
 Government and Quality Bond                         25.0%      20.0%       0.0%
 Growth Opportunities                                 3.0%       5.0%       6.0%
 Invesco V.I. Comstock Fund, Series II Shares         6.0%      10.0%      13.0%
 Invesco V.I. Growth and Income Fund, Series II
   Shares                                             5.0%      10.0%      12.0%
 Mid-Cap Growth                                       4.0%       8.0%      10.0%
 SA MFS Massachusetts Investors Trust                 7.0%      10.0%      14.0%
 SA MFS Total Return                                 13.0%       0.0%       0.0%
                                           TOTAL    100.0%     100.0%     100.0%



The Sample Portfolios are no longer available for investment if your contract was issued on or after May 1, 2013. The Models and Sample Portfolios are reconfigured from time to time. However, once you invest in either a Model or Sample Portfolio, the percentages of your contract value allocated to each Variable Portfolio within a Model and Sample Portfolio will not be changed by us. If you purchased your contract prior to the current allocations of the Models or Sample Portfolios specified above, any subsequent Purchase Payments will be invested in the same Model or Sample Portfolio as your current investment and will not be invested in the Model or Sample Portfolio allocations specified above unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Model and Sample Portfolio in line with your investment goals over time.



TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts, subject to the Company's and the Underlying Funds' short term trading policies, by telephone (800) 445-7862, through the Company's website (www.aig.com/annuities), by U.S. Mail addressed to our



                                       17



Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to
(818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.


SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or
(3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").


For example, if you made a transfer on August 16, 2014 and within the previous twelve months (from August 17, 2013 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2014 must be submitted by U.S. Mail (from August 17, 2014 through August 16, 2015).


U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios


                                       18



but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to:
(1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request; (4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1)    the number of transfers made in a defined period;

     (2)    the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.


                                       19



Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if applicable, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if applicable, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Automatic Asset Rebalancing typically involves shifting a portion of your money out of investment options which had higher returns into investment options which had lower returns. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you elect an optional living benefit with investment requirements, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU IF WE EXERCISE THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.



VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract by making a systematic, partial, or total withdrawal (surrender), and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.


If you have elected an Optional Living Benefit and you take the Maximum Annual Withdrawal Amount, you may still take an additional amount under the Free Withdrawal provision without incurring a withdrawal charge. However, the additional amount of the Withdrawal that exceeds the Maximum Annual Withdrawal Amount that may be considered a Free Withdrawal will be treated as an Excess Withdrawal for purposes of calculating your Income Base, Income Credit Base and future income payments. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?"UNDER OPTIONAL LIVING BENEFITS BELOW.


A withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. PLEASE SEE FEE TABLE ABOVE.


                                       20



If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100 after the withdrawal, and your total contract value must be at least $500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio, Fixed Account or DCA Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU IF WE EXERCISE THAT RIGHT.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.


QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES
BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

MARKETLOCK INCOME PLUS


What is MarketLock Income Plus?

MarketLock Income Plus is an optional guaranteed minimum withdrawal feature. The feature is designed to help you create a guaranteed income stream that will last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature. MarketLock Income Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on MarketLock Income Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Gross Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Gross Purchase Payments received during the contract's first five years are included in the Income Base.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if withdrawals taken are in excess of the maximum annual withdrawal amount allowable by the feature. The sum of withdrawals in any contract year up to the maximum annual withdrawal amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular


                                       21



circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered excess withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK INCOME PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS. WE ALSO RESERVE THE RIGHT TO MODIFY MARKETLOCK INCOME PLUS AT TIME OF EXTENSION FOR EXISTING CONTRACTS.


When and how may I elect MarketLock Income Plus?

You may have elected MarketLock Income Plus at the time of contract issue. You may have elected to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock Income Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must have met the age requirement. The age requirement varies depending on the type of contract you purchased and the number of Covered Persons. The tables below provide the age requirement for this feature.


IF YOU ELECTED ONE COVERED PERSON:


                                  COVERED PERSON
                                MINIMUM     MAXIMUM
                                  AGE       AGE(1)
          One Owner               45          80
         Joint Owners
   (based on the age of the
         older Owner)             45          80

IF YOU ELECTED TWO COVERED PERSONS:


                               COVERED PERSON #1      COVERED PERSON #2
                              MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                                AGE        AGE(1)       AGE       AGE(1)
       NON-QUALIFIED:
        Joint Owners            45          80          45          85
       NON-QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(2)
         QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(2)

     (1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

     (2) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature.

How does MarketLock Income Plus work?

MarketLock Income Plus locks-in the greater of two values in determining the Income Base, defined below. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked-in each year on each Benefit Year anniversary during the first 5 Benefit Years following the Effective Date based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit. MarketLock Income Plus is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock Income Plus.

You may elect to extend both the Income Base Evaluation Period and the Income Credit Period over which the feature locks-in either the highest Anniversary Value or Income Base plus any Income Credit for two additional five year periods provided that you are age 85 or younger at the time of each extension ("First Extension and Second Extension"). After election of the First Extension and the Second Extension, you may elect to extend only the Income Base Evaluation Period over which the feature locks-in the highest Anniversary Value ("Subsequent Extension(s)") provided that you are age 85 or younger at the time of each Subsequent Extension. As a result, the Income Credit Period is not available for Subsequent Extensions.

New fees and other conditions may apply upon extension. We guarantee that the current fee, as reflected in the Fee Table below, will not increase by more than 0.25% at the time of First Extension. IF YOU ELECT EXTENSIONS, YOU MUST CONTACT US IN WRITING BEFORE THE END OF EACH EVALUATION PERIOD. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.


Is there an additional guarantee if I do not take withdrawals for 10 years?

Yes, if you do not take any withdrawals before the 10th Benefit Year anniversary. On the 10th Benefit Year anniversary following the Effective Date, the Income Base, and if applicable, the Income Credit Base, are eligible to be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"), if you elect the feature at contract issue. If you elect the feature after contract issue, the Minimum Income Base is equal to 200% of the contract value as of the Effective Date. You do not need to elect extensions in order to be eligible to receive the Minimum Income Base.


                                       22



What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below.

One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


    AGE OF THE COVERED PERSON AT          MAXIMUM ANNUAL
      TIME OF FIRST WITHDRAWAL         WITHDRAWAL PERCENTAGE
        Prior to 62nd Birthday          4% of Income Base
      On or after 62nd Birthday         5% of Income Base

Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:


 AGE OF THE YOUNGER COVERED PERSON
   OR SURVIVING COVERED PERSON AT         MAXIMUM ANNUAL
      TIME OF FIRST WITHDRAWAL         WITHDRAWAL PERCENTAGE
        Prior to 62nd Birthday          4% of Income Base
      On or after 62nd Birthday         5% of Income Base

If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW.


Are there investment requirements if I elect MarketLock Income Plus?

As long as the feature is in effect, we require that you allocate your investments in accordance with the investment requirements listed below.


INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of three ways or if using a DCA Fixed Account, by indicating your target allocations in one of three ways:

     1.   Invest 100% in the Cash Management Variable Portfolio

     2. Invest 100% in the Balanced Growth & Income Sample Portfolio* or in Polaris Portfolio Allocator Model A, B or C


     3.   Invest 100% in one or a combination of the following Variable
          Portfolios: American Funds Asset Allocation, Asset Allocation, Balanced, Franklin Income VIP Fund, Franklin Founding Funds Allocation VIP Fund and SA MFS Total Return


* As of June 25, 2012, the Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. However, if you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.

If we offer additional allocations that comply with investment requirements in the future, we will give you the opportunity to allocate your investments accordingly.

For details regarding the investment allocations of the Polaris Portfolio Allocator Models, PLEASE SEE POLARIS PORTFOLIO ALLOCATOR PROGRAM ABOVE.

The Polaris Portfolio Allocator Models are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Polaris Portfolio Allocator Models are suited for your financial needs and risk tolerance.

Your allocation instructions accompanying any Gross Purchase Payment must comply with the investment requirements, described above, in order for your application or subsequent Gross Purchase Payment(s) to be considered in Good Order. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS ABOVE. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     o     any transfer or reallocation you initiate; or

     o     any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and compliant Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Purchase Payment; we will implement the last compliant instructions at the next rebalancing. PLEASE SEE AUTOMATIC ASSET


                                       23



REBALANCING PROGRAM ABOVE. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations at least 30 days in advance.


How are the components for MarketLock Income Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Gross Purchase Payments received during the first contract year; and

     2. Gross Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Gross Purchase Payments received in year 1. This means that if you made a $100,000 Gross Purchase Payment in year 1, Eligible Purchase Payments will include additional Gross Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. If the feature is elected after contract issue, Gross Purchase Payments received from the Effective Date through contract year 5 are capped in each year at an amount equal to 100% of the Gross Purchase Payments received during the first contract year.

Any Gross Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Gross Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. You may elect to extend both the Income Base Evaluation Period and the Income Credit Period at the end of the initial Income Base Evaluation Period and initial Income Credit Period, and after election of the First Extension, you may elect a Second Extension. Subsequent Extensions apply to only the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. In each subsequent Benefit Year, the Income Base equals the Income Base at the beginning of the Benefit Year plus any subsequent Eligible Purchase Payments made during that Benefit Year, less proportionate adjustments for Excess Withdrawals that occurred during that Benefit Year. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Credit Base is the contract value on the Effective Date. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" below.

SIXTH, we determine the INCOME CREDIT which is an amount equal to 7% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary. If you take withdrawals in a Benefit Year that are less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to the determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero.

FINALLY, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown


                                       24



in the tables above. PLEASE SEE "HOW DO INCREASES AND DECREASES IN THE INCOME BASE IMPACT THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT?" BELOW.


How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

The maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

    (a)        is the cumulative Eligible Purchase Payments; and

    (b) is the current Income Base, increased by the Income Credit, if any; and

    (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during the Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

    (a)        the Income Base calculated based on the maximum Anniversary
               Value; and

    (b)        the current Income Base plus the Income Credit.

If (a) is greater than (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

Increases to your Income Base and Income Credit Base occur on Benefit Year anniversaries as described above. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. Your Income Base and Income Credit Base will not increase even if your contract value on days other than the Benefit Year anniversary was greater than your Income Base on the Benefit Year anniversary.

In addition, the Income Base, and if applicable, the Income Credit Base, can also be increased to at least the Minimum Income Base on the 10th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 10th Benefit Year anniversary is the greatest of (a), (b) and (c), where:

    (a) is the current Income Base, calculated based on the maximum Anniversary Value; and

    (b) is the current Income Base plus the Income Credit if applicable; and

    (c)        is the Minimum Income Base.

On your 10th Benefit Year anniversary, if you are eligible for the Minimum Income Base and if the First Extension is elected, the Income Credit Base is the greatest of (a), (b) and (c), where:

    (a)        is the Income Base calculated based on the maximum Anniversary
               Value; and

    (b)        is the current Income Credit Base; and

    (c)        is the Minimum Income Base.


How do increases and decreases in the Income Base Impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce Your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than or equal to the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.


What are the effects of withdrawals on MarketLock Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. IF YOU TAKE A WITHDRAWAL BEFORE THE 10TH BENEFIT YEAR ANNIVERSARY, YOUR INCOME BASE, AND IF APPLICABLE, THE INCOME CREDIT BASE, ARE NOT ELIGIBLE TO BE INCREASED TO THE MINIMUM INCOME BASE.


                                       25



You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn. You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on certain components of MarketLock Income Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK INCOME PLUS CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What is the fee for MarketLock Income Plus?

The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives, as follows:


        NUMBER OF
     COVERED PERSONS            ANNUALIZED FEE
 For One Covered Person     0.85% of Income Base
 For Two Covered Persons    1.10% of Income Base

The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect this feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime income payments under this feature.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.

New fees and conditions may apply upon extension of the Income Base Evaluation Period and Income Credit Period. We guarantee that the current fee, as reflected above, will not increase by more than 0.25% at time of First Extension.


Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?

Yes, after the initial Income Base Evaluation Period and initial Income Credit Period you may elect to extend both the Income Base Evaluation Period and Income Credit Period for two additional 5 year periods, as long as the feature is still in effect, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension and Second Extension").

After election of the First Extension and Second Extension, as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").


                                       26



Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period and prior to the end of each evaluation period, we will inform you of the terms of the next extension in writing. If you elect extension(s), you must contact us no later than 30 days after the end of each evaluation period. The components of the feature will change to those in effect at the time of extension, such as the fee, Maximum Annual Withdrawal Percentage, and investment requirements, which may be different from the components when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension and the Second Extension, Subsequent Extensions are no longer available for election and the Income Base and Income Credit Base, if applicable, will not be adjusted for higher Anniversary Values or Income Credits on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 10th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.


What happens if the contract value is reduced to zero?

All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of this feature over the lifetime of the Covered Person(s).

However, if at any time an Excess Withdrawal(s) reduce your contract value to zero, no further benefits will remain under this feature and your contract along with this feature will terminate.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

If you do not select an option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


What happens to MarketLock Income Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock Income Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock Income Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock Income Plus and the contract; or

     2. Continue the contract with MarketLock Income Plus and its corresponding fee.

The components of the feature in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. The Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 10 Benefit years following the Effective Date. PLEASE SEE "IS THERE AN ADDITIONAL GUARANTEE IF I DO NOT TAKE WITHDRAWALS FOR 10 YEARS?" ABOVE. In addition, the Continuing Spouse will be eligible to elect to extend the


                                       27



Income Base Evaluation Period and the Income Credit Period upon the expiration of the period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" ABOVE.


Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock Income Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock Income Plus. PLEASE SEE DEATH BENEFITS BELOW.


What happens to MarketLock Income Plus upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1.   Annuitize the contract value under the contract's annuity provisions;
          or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3.   Any option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS BELOW. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.


Can MarketLock Income Plus be cancelled?

MarketLock Income Plus may be cancelled on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once MarketLock Income Plus is cancelled, you will no longer be charged a fee after the cancellation is effective and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock Income Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period and you may not re-elect or reinstate MarketLock Income Plus after cancellation.


Are there circumstances under which MarketLock Income Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid and the contract is terminated; or

     4.   Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock Income Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock Income Plus. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock Income Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock Income Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for the remaining Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN MARKETLOCK INCOME PLUS BE CANCELLED?"


MARKETLOCK FOR LIFE PLUS

If your contract was issued with an optional Living Benefit prior to May 1, 2008, please see Appendix D for details regarding certain differences to the Living Benefit provisions from those described below.


What is MarketLock For Life Plus?

MarketLock For Life Plus is an optional guaranteed minimum withdrawal feature. The feature is designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero. The feature guarantees withdrawals based on the greater of the highest Anniversary Value or the Income Base, as defined below, plus a potential additional amount ("Income Credit"). Thus, MarketLock For Life Plus may


                                       28



offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, that you live longer than expected or any combination of these factors. You may never need to rely on MarketLock For Life Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Gross Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Gross Purchase Payments received in the contract's first five years are included in the Income Base.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing the contract value, deducting applicable withdrawal charges, free withdrawal amounts and all other benefits, features and conditions of your contract.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK FOR LIFE PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


When and how may I elect MarketLock For Life Plus?

You may have elected MarketLock For Life Plus at the time of contract issue. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life Plus as the "Covered Person(s)." There are age parameters applicable to this feature which determine whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to owner(s) apply to the annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.


IF YOU ELECTED ONE COVERED PERSON:


                                  COVERED PERSON
                                MINIMUM     MAXIMUM
                                  AGE       AGE(1)
          One Owner               45          80
         Joint Owners
   (based on the age of the
         older Owner)             45          80

IF YOU ELECTED TWO COVERED PERSONS:


                               COVERED PERSON #1      COVERED PERSON #2
                              MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                                AGE        AGE(1)       AGE       AGE(1)
       NON-QUALIFIED:
        Joint Owners            45          80          45          85
       NON-QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(2)
         QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(2)

     (1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

     (2) Not applicable because feature availability is based on the younger Owner. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


How does MarketLock For Life Plus work?

MarketLock For Life Plus automatically locks-in the greater of two values in determining the Covered Person(s) guaranteed lifetime benefit. For 10 years following the Effective Date, the feature annually locks-in the highest Anniversary Value or the Income Base plus an Income Credit, as described below. You may extend the period over which the feature locks-in the highest Anniversary Value beyond 10 years; however, the Income Credit is only available for the first 10 years following the Effective Date.

MarketLock For Life Plus automatically locks-in a new Income Base each year during the first 10 years of your contract based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by an Income Credit. The Income Credit is calculated as 7% of the Income Credit Base, defined below. The Income Credit may only be added to the Income Base if no withdrawals are taken in a contract year. For instance, if you take a withdrawal in year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for an Income Credit to be added to your Income Base on your third contract anniversary. PLEASE SEE "HOW ARE THE COMPONENTS OF MARKETLOCK FOR LIFE PLUS CALCULATED?" BELOW FOR DETAILS.


What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal


                                       29



Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


                                                  MAXIMUM ANNUAL
     AGE OF THE COVERED PERSON AT TIME OF           WITHDRAWAL
               FIRST WITHDRAWAL                     PERCENTAGE
  At least age 45 but prior to 60th Birthday    4% of Income Base
  At least age 60 but prior to 76th Birthday    5% of Income Base
              On or after 76th Birthday         6% of Income Base

Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:


      AGE OF THE YOUNGER COVERED PERSON
                 OR SURVIVING                     MAXIMUM ANNUAL
              COVERED PERSON AT                     WITHDRAWAL
           TIME OF FIRST WITHDRAWAL                 PERCENTAGE
  At least age 45 but prior to 60th Birthday    4% of Income Base
  At least age 60 but prior to 76th Birthday    5% of Income Base
              On or after 76th Birthday         6% of Income Base

If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount in any given contract year, no portion of the RMD withdrawal will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a contract year that is greater than both the Maximum Annual Withdrawal Amount and the RMD (based only on this contract) will be considered an Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" BELOW.


Are there investment requirements if I elect MarketLock For Life Plus?

As long as the feature is in effect, we require that you allocate your investments in accordance with the investment requirements listed below.


INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of three ways or if using a DCA Fixed Account, by indicating your target allocations in one of four ways:

     1.   Invest 100% in the Cash Management Variable Portfolio

     2. Invest 100% in the Balanced Growth & Income Sample Portfolio* or in Polaris Portfolio Allocator Model A, B or C


     3.   Invest 100% in one or a combination of the following Variable
          Portfolios: American Funds Asset Allocation, Asset Allocation, Balanced, Franklin Income VIP Fund, Franklin Founding Funds Allocation VIP Fund and SA MFS Total Return


* As of June 25, 2012, the Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. However, if you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.

     4. Invest in accordance with the requirements outlined in the table below:



  INVESTMENT       INVESTMENT               VARIABLE PORTFOLIOS
     GROUP         REQUIREMENT             AND/OR FIXED ACCOUNTS
 A. Bond,         Minimum 20%     Cash Management
  Cash           Maximum 100%     Corporate Bond
  and Fixed                       Global Bond
  Accounts                        Government & Quality Bond
                                  Real Return
                                  SA JPMorgan MFS Core Bond
                                  DCA FIXED ACCOUNTS
                                  6-Month DCA
                                  1-Year DCA
                                  2-Year DCA
                                  FIXED ACCOUNTS
                                  1-Year Fixed (if available)
 B. Equity        Minimum 0%      Aggressive Growth
  Maximum         Maximum 80%     American Funds Asset Allocation
                                  American Funds Global Growth
                                  American Funds Growth
                                  American Funds Growth-Income
                                  Asset Allocation
                                  Balanced
                                  Blue Chip Growth
                                  Capital Appreciation
                                  Davis Venture Value
                                  "Dogs" of Wall Street
                                  Equity Opportunities
                                  Foreign Value
                                  Franklin Founding Funds Allocation VIP
                                  Fund
                                  Franklin Income VIP Fund
                                  Fundamental Growth
                                  Global Equities
                                  Growth
                                  Growth-Income
                                  High-Yield Bond
                                  International Diversified Equities
                                  International Growth and Income
                                  Invesco V.I. American Franchise Fund,
                                  Series II Shares
                                  Invesco V.I. Comstock Fund, Series II
                                  Shares
                                  Invesco V.I. Growth and Income Fund,
                                  Series II Shares
                                  Lord Abbett Growth and Income
                                  Lord Abbett Mid Cap Stock
                                  SA AB Growth
                                  SA Marsico Focused Growth
                                  SA MFS Massachusetts Investors Trust
                                  SA MFS Total Return
                                  Small & Mid Cap Value
                                  Telecom Utility
 C. Limited       Minimum 0%      Capital Growth
  Equity          Maximum 20%     Emerging Markets
                                  Growth Opportunities
                                  Mid-Cap Growth
                                  Natural Resources
                                  Real Estate
                                  Small Company Value
                                  Technology


Your allocation instructions accompanying any Gross Purchase Payment must comply with the investment requirements, listed above, in order for your application or


                                       30



subsequent Gross Purchase Payment to be considered in Good Order. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS ABOVE. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     o     any transfer or reallocation you initiate; or

     o     any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and compliant Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Gross Purchase Payment and implement those at the next rebalancing. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.


How are the components for MarketLock For Life Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Gross Purchase Payments received during the first contract year; and

     2. Gross Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Gross Purchase Payments received in year 1. This means that if you made a $100,000 Gross Purchase Payment in year 1, Eligible Purchase Payments will include additional Gross Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Gross Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Gross Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 Value without our prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the potential Income Credit. The Income Base Evaluation Period is the period of time over which we will consider Anniversary Values and if greater, the Income Base plus the Income Credit, if applicable, during the Income Credit Period. The Income Credit Period and the Income Base Evaluation Period begin on the Effective Date and end 10 years later. On the expiration of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE"CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 10 YEARS?" below. However, you cannot extend the Income Credit Period.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. PLEASE SEE"WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" below. On each contract anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit. The calculation and components of this determination are detailed below.

     CALCULATION OF THE INCOME BASE WHEN AN INCOME CREDIT IS NOT AVAILABLE OR AFTER INCOME CREDIT PERIOD ENDS:

     On each contract anniversary occurring during the Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than both (a) and (b), where:

            (a)        is the current Income Base; and

            (b) is all previous maximum Anniversary Values during the Income Base Evaluation Period.

     CALCULATION OF THE INCOME BASE WHEN AN INCOME CREDIT IS AVAILABLE:

     The Income Credit Base is used to calculate the Income Credit during the Income Credit Period. The Income Credit is calculated as a percentage of the Income Credit Base. The Income Credit Base is used solely to


                                       31



     calculate the Income Credit. The initial Income Credit Base is equal to the initial Eligible Purchase Payment.

     On each contract anniversary during the Income Credit Period, we determine the amount by which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

            (a) the Income Base calculated based on the maximum Anniversary Value; and

            (b)        the current Income Base plus the Income Credit.

     If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

Increases to your Income Base and Income Credit Base occur on contract year anniversaries as described above. However eligible Purchase Payments can increase your Income Base and Income Credit Base at the time they are received. Your Income Base and Income Credit Base will not increase even if your contract value on days other than the contract year anniversary was greater than your Income Base on the contract year anniversary.

The Income Base and Income Credit Base are increased each time subsequent Eligible Purchase Payments are made. The Income Credit Base also increases when the Income Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Income Base and all previous maximum Anniversary Values. The Income Base and Income Credit Base are decreased each time an Excess Withdrawal is taken, in the same proportion by which the contract value is reduced by the Excess Withdrawal. The Income Base and Income Credit Base are not used in the calculation of the contract value or any other benefits under the contract.

Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base.

FINALLY, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each contract year. The Maximum Annual Withdrawal Amount is calculated by multiplying the current Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. If the Income Base is increased on a contract anniversary, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. If the Income Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new Income Base by the applicable Maximum Annual Withdrawal Percentage. The Maximum Annual Withdrawal Amount may also be decreased due to Excess Withdrawals. PLEASE SEE WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS? below.


What is the fee for MarketLock For Life Plus?

The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee is as follows:


  ALL YEARS IN WHICH THE
   FEATURE IS IN EFFECT         ANNUALIZED FEE
 For One Covered Person     0.75% of Income Base
 For Two Covered Persons    1.00% of Income Base

The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.


What are the effects of withdrawals on MarketLock For Life Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals.

Any withdrawals in a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount do not reduce the Income Base or Income Credit Base. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you plan to take withdrawals in any years during the Income Credit Period, an Income Credit will not be added to your Income Base in those years.


                                       32



You may take withdrawals during a contract year up to or less than the Maximum Annual Withdrawal Amount. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

The impact of withdrawals and the effect on each component of MarketLock For Life Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base are not reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE PLUS CALCULATED?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.


What happens if the contract value is reduced to zero?

If the contract value is reduced to zero but the Income Base is greater than zero, guaranteed withdrawals will continue to be payable over the lifetime of the Covered Person(s). However, if at any time an Excess Withdrawal reduces your contract value to zero, no benefit remains and the feature terminates.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Gross Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

If you do not select an option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).


Can I extend the Income Base Evaluation Period beyond 10 years?

There is an option for extension of the Income Base Evaluation Period as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension. IN ORDER TO EXTEND THE INCOME BASE EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 30 DAYS AFTER THE END OF THE CURRENT INCOME BASE EVALUATION PERIOD. If you elect to extend the Income Base Evaluation Period, the Income Base can continue to be adjusted upward as described above on each anniversary during the new Income Base Evaluation Period which is a period of 5 years. PLEASE SEE "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE PLUS CALCULATED?" ABOVE. Also, if you extend the Income Base Evaluation Period, you should note that the components of the feature will change to those in effect at the time you elect to extend, such as the fee, Maximum Annual Withdrawal Percentage, and investment requirements, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the Income Base Evaluation Period.

If you do not contact us at the end of each Income Base Evaluation Period to extend the Income Base Evaluation Period, an extension will no longer be available and the Income Base will not be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future.


Can I extend the Income Credit Period beyond 10 years?

No. The Income Credit Period may not be extended. However, the Income Base Evaluation Period as described above may be extended.


                                       33



What happens to MarketLock For Life Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock For Life Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract with MarketLock For Life Plus and its corresponding fee.

The components of the feature will not change as a result of a spousal continuation. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken or, if no withdrawals were taken prior to the continuation, the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. In addition, the Continuing Spouse will be eligible to extend the Income Base Evaluation Period upon the expiration of the period. See "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 10 YEARS?" ABOVE.


Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Life Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock For Life Plus. SEE DEATH BENEFITS BELOW.


What happens to MarketLock For Life Plus upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1.   Annuitize the contract value under the contract's annuity provisions;
          or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3.   Any option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.


Can MarketLock For Life Plus be cancelled?

MarketLock For Life Plus may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary after the 10th contract anniversary. Once MarketLock For Life Plus is cancelled, you will no longer be charged a fee after the cancellation is effective and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock For Life Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life Plus after cancellation.


Are there circumstances under which MarketLock For Life Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Full surrender or termination of the contract; or

     3.   A death benefit is paid and the contract is terminated; or

     4.   Excess withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Life Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Life Plus. Any ownership change is contingent upon prior review and approval by the Company.


                                       34



Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock For Life Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock For Life Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for the remaining Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN MARKETLOCK FOR LIFE PLUS BE CANCELLED?"


MARKETLOCK


What is MarketLock?

MarketLock is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live even if the entire value of your contract has been reduced to zero (the "Benefit"). Thus, MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, a longer than expected life span, or any combination of these factors.

The feature does not guarantee a withdrawal of an income stream based on any Gross Purchase Payments made after the second contract anniversary. The feature only guarantees lifetime withdrawals in the manner described below. You may never need to rely on MarketLock depending on your contract's market performance, your withdrawal activity, and your longevity.

The feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRAs or tax qualified plans. The feature guarantees only Purchase Payments received in the contract's first two years.

Withdrawals under this feature are treated like any other withdrawal for the purpose of calculating taxable income, deducting applicable withdrawal charges, and reducing the contract value, free withdrawal amounts and all other benefits, features and conditions of your contract. PLEASE SEE ACCESS TO YOUR MONEY SECTION IN THE PROSPECTUS.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

THE INVESTMENT REQUIREMENTS APPLICABLE TO MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS, DISCUSSED ABOVE, ARE NOT APPLICABLE TO MARKETLOCK.


When and how can I elect MarketLock?

You may have elected MarketLock at the time of contract issue and if you were age 75 or younger on the contract issue date. If the contract is jointly owned, the maximum issue age is based on the age of the older owner.


How does MarketLock work?

MarketLock automatically locks-in the highest contract Anniversary Value during the first 7 years (or longer if you extend the Maximum Anniversary Value ("MAV") Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over the period that the Benefit is in effect. Additionally, you may take withdrawals over the lifetime of the owner as more fully described below. For jointly owned contracts, the older owner is the life upon which the lifetime guarantee applies. Accordingly, if the older contract owner were to die first, the surviving younger spousal owner is not eligible for lifetime withdrawals, but may elect to continue the contract and receive any remaining withdrawals under the feature as described below. MarketLock is designed for individuals. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the older owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the Maximum Annual Withdrawal Amount in any Benefit Year. However, you may begin taking withdrawals under the Benefit immediately following the contract issue date. See the MARKETLOCK SUMMARY TABLE below.

The table below is a summary of the MarketLock feature and applicable components of the Benefit. "Benefit Year Anniversary" refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date.


                                       35



MARKETLOCK SUMMARY TABLE:


                                                MAXIMUM          INITIAL
                                                 ANNUAL          MINIMUM
                                               WITHDRAWAL       WITHDRAWAL
         TIME OF FIRST WITHDRAWAL             PERCENTAGE*         PERIOD
   Before 7th Benefit Year anniversary            5%            20 years
 On or after 7th Benefit Year anniversary         7%          14.28 years**
                                                               Life of the
   On or after the older contract owner's                    older contract
              65th birthday***                    5%              owner

* For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal.

** The fractional year indicates that the final withdrawal of the remaining Benefit Base, which will be less than your Maximum Annual Withdrawal Amount, may be taken at any time during the final year of the Minimum Withdrawal Period.

*** Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year; no portion of the withdrawal will be treated as an excess withdrawal. Any portion of an RMD withdrawal in a Benefit Year that is greater than both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an Excess Withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. See "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" below.

For details on the effects of withdrawals, please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?"


How are the components for MarketLock calculated?

In order to determine the Benefit's value, we calculate each of the components as described below.

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Gross Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Gross Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, spousal continuation contributions are included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW. Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 7th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for additional periods as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals of contract value are taken. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" below. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the MAV Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or whether you are taking lifetime withdrawals. Applicable percentages are shown in the MarketLock Summary Table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period of time over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. Please see the MarketLock Summary Table above


                                       36



for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals.

FOR DETAILS ON THE EFFECTS OF WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" BELOW.


Can I extend MarketLock beyond 7 years?

Yes. As long as the Benefit is still in effect and the older owner is age 85 or younger at the time you elect the extension, you may elect to extend the MAV Evaluation Period. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least two additional evaluation periods of 7 years each. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 30 DAYS AFTER THE END OF THE CURRENT MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See "HOW ARE THE COMPONENTS OF MARKETLOCK CALCULATED?" Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, may change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the MAV Evaluation Period. Additional MAV Evaluation Periods may be offered after the guaranteed additional evaluation periods at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.


What is the fee for MarketLock?

The annualized fee for MarketLock is calculated as 0.50% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension.

The fee will be calculated as a percentage of the MAV Benefit Base and deducted quarterly from your contract value starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter. You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in the MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee.

If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume.


What are the effects of withdrawals on MarketLock?

The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" above, based on when your first withdrawal was taken and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.


                                       37



The impact of withdrawals and the effect on each component of MarketLock are further explained below:

MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2) Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

            If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is further reduced to the lesser of:

            (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal; or

            (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?"). If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.


MINIMUM WITHDRAWAL PERIOD:

On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.


    THE AMOUNT WITHDRAWN
     IN A BENEFIT YEAR            EFFECT ON MINIMUM WITHDRAWAL PERIOD
       Amounts up to the         New Minimum Withdrawal Period = the
         Maximum Annual           MAV Benefit Base (which includes a
       Withdrawal Amount       deduction for any previous withdrawals),
                                divided by the current Maximum Annual
                                          Withdrawal Amount
  Amounts in excess of the       New Minimum Withdrawal Period = the
         Maximum Annual       Minimum Withdrawal Period as of the prior
       Withdrawal Amount         contract anniversary minus one year

What happens if the contract value is reduced to zero?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits, will be terminated once the contract value equals zero. You may not make subsequent Gross Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving 5% lifetime withdrawals, the date of death of the older contract owner; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3.   Any option mutually agreeable between you and us.


What happens to MarketLock upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner. Excluding the lifetime option, a younger continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals if eligible, because they are based on the older owner's life.

If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW. Additionally, the Continuing Spouse may extend the MAV Evaluation Period up to two times provided that (1) the original owner did not previously extend the MAV Evaluation period and (2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. If the original owner


                                       38



extended the MAV Evaluation Period once, the Continuing Spouse may extend the MAV Evaluation Period only one more time. If the original owner extended the MAV Evaluation Period twice, the Continuing Spouse may not extend the MAV Evaluation Period. Spousal continuation contributions are not considered Eligible Purchase Payments. However, spousal continuation contributions are included in the calculation of Anniversary Values for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.


Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. SEE DEATH BENEFITS BELOW. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated.


What happens to MarketLock upon the Latest Annuity Date?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity income options; or

     2. If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4.   Any option mutually agreeable between you and us.

Upon election of any of the above options, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

Can MarketLock be cancelled?

MarketLock may be cancelled on the 7th contract anniversary, or any contract anniversary thereafter. Once MarketLock is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect MarketLock after cancellation.


Are there circumstances under which MarketLock will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

     2.   Annuitization of the contract; or

     3.   Full surrender of the contract; or

     4.   Death benefit is paid.

Lifetime withdrawals will not be available in the event of:

     1.   An ownership change which results in a change of the older owner;* or

     2.   Withdrawals prior to the 65th birthday of the older owner; or

     3.   Death of the older owner; or

     4.   A Spousal Continuation (upon the death of the older owner); or

     5.   A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        MARKETLOCK EXTENSION PARAMETERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The information below is important to you if you purchased a contract between MAY 1, 2006 AND MAY 31, 2009 and you elected the MARKETLOCK living benefit. As described in the prospectus, the initial MAV Evaluation Period ends after the seventh contract year. On or about your seventh contract anniversary you will have an opportunity to extend the MAV Evaluation Period (the "Extension") for an additional seven years. In choosing the Extension, your fee will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.


If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take


                                       39



the Maximum Annual Withdrawal Amount in effect at the end of the MAV Evaluation Period. However, your MAV Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the MAV Evaluation Period in the future.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock living benefit you elected at the time of purchase, PLEASE SEE THE MARKETLOCK SECTION UNDER OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.


How do I elect the Extension?


To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for contracts purchased between May 1, 2006 and May 31, 2009 are detailed below. The MAV Evaluation Period may be extended for an additional 7 year period.



What is the fee if I elect the Extension?

If you elect the Extension, the fee for the living benefit will be increased by 0.25% as follows:


    CURRENT        ANNUALIZED FEE
 ANNUALIZED FEE    AFTER EXTENSION
      0.50%            0.75%

As a reminder, you also have the option to cancel your MarketLock living benefit on your seventh contract anniversary, or any contract anniversary thereafter. If you elect to cancel your living benefit, you will no longer receive the guarantees of the MarketLock benefit and you will no longer be charged the fee.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  MARKETLOCK INCOME PLUS EXTENSION PARAMETERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The information below is important to you if you purchased a contract between MAY 1, 2008 AND MAY 3, 2009 and you elected the MARKETLOCK INCOME PLUS living benefit. As described in the prospectus, the initial Income Base Evaluation Period and initial Income Credit Period ends after the fifth contract year. On or about your fifth contract anniversary you will have an opportunity to extend both the Income Base Evaluation Period and the Income Credit Period (the "MLIP Extension") for an additional five years. In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the MLIP Extension.

If you do not wish to elect the MLIP Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values or income credits. Please note that if you do not elect the MLIP Extension when it is offered, you will not be permitted to extend the Income Base Evaluation and Income Credit Periods in the future.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock Income Plus living benefit you elected at purchase, PLEASE SEE THE MARKETLOCK INCOME PLUS SECTION UNDER OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.


How do I elect the MLIP Extension?

To elect the MLIP Extension, you must complete the Election Form you will receive. The terms of the MLIP Extension for contract purchased between May 1, 2008 and May 3, 2009 are detailed below. The Income Base Evaluation Period and the Income Credit Period may both be extended for an additional 5 year period.


What is the fee if I elect the MLIP Extension?

If you elect the MLIP Extension, the fee for the living benefit will be increased by 0.25% as follows:


    Number of            Current        Annualized Fee
 Covered Persons     Annualized Fee     After Extension
        One              0.85%              1.10%
        Two              1.10%              1.35%

What are the investment requirements if I elect the MLIP Extension?

If you elect the MLIP Extension, you must allocate your assets in accordance with one of the following options:



 Option 1     100% in one of the following:
              Polaris Portfolio Allocator A
              Polaris Portfolio Allocator B
 Option 2     100% to one or more of the following:
              American Funds Asset Allocation
              Asset Allocation
              Balanced
              Cash Management
              Franklin Income VIP Fund
              SA MFS Total Return


As a reminder, you also have the option to cancel your MarketLock Income Plus living benefit on your fifth or tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your living benefit, you will no longer receive the guarantees of the MarketLock Income Plus living benefit and you will no longer be charged the fee.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary.


                                       40



We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.


You designate your Beneficiary(ies) who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.


If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death in Good Order. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider due proof of death in Good Order to be satisfactory written proof of death which may include: (1) a certified copy of the death certificate; (2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or (3) a written statement by a medical doctor who attended the deceased at the time of death.


For contracts in which the aggregate of all Gross Purchase Payments in contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.


The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.


EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program, if available, can allow a Beneficiary to take the death benefit amount in the form of annuity income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution. The contract continues in the original Owner's name for the benefit of the Beneficiary. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death.

A Beneficiary may withdraw all or a portion of the contract value at any time, name their own Beneficiary to receive any remaining unpaid amount in the contract in the event of their death and make transfers among investment options.

There are certain restrictions applicable to this program. No Purchase Payments are permitted. Optional features, including death benefits, elected by the original Owner are not available and any changes associated with these features will no longer be deducted. The contract may not be assigned and ownership may not be changed or jointly owned. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.


                                       41



OTHER BENEFICIARY CONTINUATION OPTIONS


The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by the fifth anniversary of death. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


Please consult a qualified adviser regarding tax implications of these options and your particular circumstances.


DEATH BENEFIT DEFINED TERMS

The term "Withdrawal Adjustment" is used, if you have elected the Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Gross Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Gross Purchase Payments are received on or after your 86th birthday.

Certain death benefits are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2009, PLEASE SEE APPENDIX F FOR DETAILS REGARDING THOSE FEATURES. Currently, the optional Purchase Payment Accumulation and the optional EstatePlus death benefits are not available for election.


DEATH BENEFIT

The death benefit is calculated differently depending on whether you have also elected the Living Benefit described above.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITHOUT ELECTION OF THE LIVING
BENEFIT:

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1.   Contract value; or

     2. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death. The anniversary value equals the contract value on a contract anniversary, plus any Purchase Payments received since that anniversary, and reduced for any withdrawal since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.

If the contract is issued on or after your 83rd birthday but before your 86th birthday, the death benefit is greater of:

     1.   Contract value; or

     2.   The lesser of:

          a. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

          b.  125% of contract value.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITH ELECTION OF THE LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Gross Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that contract anniversary; and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal


                                       42



              reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is the greater of:

     1.   Contract value; or

     2.   The lesser of:

          a. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

          b.  125% of contract value.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

Non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios, he/she will be subject to investment risk as was the original Owner.


Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.


PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON
THESE BENEFITS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expense is 0.85% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


SALES CHARGE

A sales charge is deducted from all initial and subsequent Gross Purchase Payments you make to your contract. We deduct the sales charge from each Gross Purchase Payment before it is allocated to a Variable Portfolio and/or available Fixed Account option. The sales charge equals a percentage of each Gross Purchase Payment and is based on your investment amount at the time each Gross Purchase Payment is received by us, according to the schedule below.


                                       43



We call the investment levels in the schedule below "breakpoints." You can reduce your sales charge by increasing your investment amount to reach the next breakpoint. PLEASE SEE EXAMPLE OF SALES CHARGE CALCULATION FOR CONTRACTS ISSUED ON OR AFTER NOVEMBER 9, 2009 IN APPENDIX H.

Your investment amount is determined on the day we receive a Gross Purchase Payment. Your initial investment amount is equal to your initial Gross Purchase Payment. Thereafter, your investment amount is equal to the sum of:

     (1)    The subsequent Gross Purchase Payment when received by us; and,

     (2)    The greater of:

            (a) The contract value on the date that subsequent Gross Purchase Payment is received, or;

            (b) The sum of all previous Gross Purchase Payments made into the contract less any withdrawals.


SALES CHARGE SCHEDULE


                          MAXIMUM SALES CHARGE
                           AS A PERCENTAGE OF
TOTAL INVESTMENT             GROSS PURCHASE
AMOUNT RECEIVED             PAYMENT INVESTED
 Less than $50,000                      5.75%
  $ 50,000-$99,999                      4.75%
 $100,000-$249,999                      3.50%
 $250,000-$499,999                      2.50%
 $500,000-$999,999                      2.00%
 $1,000,000 and over*                   0.50%

* Additionally, a withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the $1,000,000 or more investment amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. PLEASE SEE PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE BELOW.

We recommend that you submit each Gross Purchase Payment through your broker-dealer in order to guarantee that your investment amount is calculated as defined above. If you choose to submit your Gross Purchase Payment directly to us, we recommend that you call our Annuity Service Center and/or review your financial confirmation to ensure that the appropriate sales charge was applied.

IF YOUR CONTRACT WAS ISSUED PRIOR TO NOVEMBER 9, 2009, PLEASE SEE SALES CHARGE AND RIGHTS OF ACCUMULATION FOR CONTRACTS ISSUED PRIOR TO NOVEMBER 9, 2009 IN APPENDIX G.

We reserve the right to modify, suspend, or terminate this program at any time.


LETTER OF INTENT

The Letter of Intent feature lets you establish an investment goal up front so that all Gross Purchase Payments you make during a designated 13-month period receive the sales charge corresponding to your stated investment goal. When you submit a signed Letter of Intent, we use the amount of your stated investment goal to determine the sales charge on any Gross Purchase Payment you make during the 13-month period as though the total amount of Gross Purchase Payments (your investment goal) is invested as one lump-sum.

Gross Purchase Payments made within 90 days prior to our receipt of your Letter of Intent (but not prior to the issue date of your contract) may count towards meeting your investment goal. If you use prior Gross Purchase Payments towards satisfying your investment goal, the Letter of Intent start date will be backdated to the receipt date of the earliest prior Gross Purchase Payment. If you wish to use prior Gross Purchase Payments towards meeting your investment goal, you or your financial representative must inform us of such prior Gross Purchase Payments at the time you submit your Letter of Intent.


     EXAMPLE:

     Assume as part of your contract application you sign a Letter of Intent indicating an investment goal of $50,000 over a 13-month period. The sales charge corresponding to your investment goal is 4.75%. You make an initial Gross Purchase Payment of $20,000. We deduct a reduced sales charge of 4.75% from your initial Gross Purchase Payment. Ten months later you make a subsequent Gross Purchase Payment of $30,000. We again deduct a reduced sales charge of 4.75% from your Gross Purchase Payment. Without a Letter of Intent the sales charge for the first Gross Purchase Payment would have been 5.75%.

You may submit a Letter of Intent at any time. If you choose to submit a Letter of Intent when you apply for the contract, you must notify us on the application and the appropriate form, if applicable that is submitted to us. If you elect to submit a Letter of Intent after your contract is issued, you must complete the appropriate form, which is available from your financial representative or our Annuity Service Center.

You are not obligated to reach your investment goal. If you do not achieve your investment goal by the end of the 13-month period or if you surrender or annuitize your contract without having reached your investment goal, we will deduct from your contract the difference between: (1) the sales charge corresponding to the amount of Gross Purchase Payments made to your contract during the 13-month period; and (2) the sales charge you actually paid, regardless of whether the original sales charge was based on your Letter of Intent investment goal. The sales charges are deducted proportionately from your then current contract value. We will not deduct this amount if a death benefit is paid on the contract prior to the end of the 13-month period.

You may increase your investment goal by sending us a written request at any time during the 13-month period. Gross Purchase Payments made from the date of such notice


                                       44



through the end of the original 13-month period will receive any applicable reduction in sales charges. Sales charges on Gross Purchase Payments received prior to the notice to increase your investment goal will not be retroactively reduced.

We reserve the right to modify, suspend or terminate the Letter of Intent provision at any time.


PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE

Each Gross Purchase Payment that qualifies for the $1,000,000 or more breakpoint is also subject to a withdrawal charge of 0.50%. The withdrawal charge applies to withdrawals of such Gross Purchase Payments or any portion thereof, that is invested less than 12 months prior to such withdrawal.

Assume that at contract issue, you make an initial Gross Purchase Payment of $800,000. We deduct a sales charge of 2.00%. Three months later, you make a subsequent Gross Purchase Payment of $400,000. Assuming a flat market, the Investment Amount level is now $1,200,000 ($800,000 + $400,000). The second Gross Purchase Payment puts your contract in the Investment Amount of $1,000,000 or more. We deduct a sales charge of 0.50% on $400,000 and will charge a withdrawal charge of 0.50% if you take a withdrawal from this Gross Purchase Payment if invested less than 12 months. Four months later, you take a withdrawal of $700,000 which will reduce your contract value to $500,000 ($1,200,000 - $700,000). We do not charge a withdrawal charge on this withdrawal. Two months later, you take a withdrawal of $400,000 which will reduce your contract value to $100,000 ($500,000 - $400,000). We will charge a withdrawal charge of $1,500 (0.50% of $300,000 since $100,000 is part of the first Gross Purchase Payment).


When calculating the withdrawal charge, we treat withdrawals as coming first from the Gross Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Gross Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.


If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES


Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.



12b-1 FEES

Certain Underlying Funds available in this product assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds) and Class 2 shares of American Funds Insurance Series and Franklin Templeton Variable Insurance Products Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.


The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.


There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.


TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


                                       45



OPTIONAL MARKETLOCK INCOME PLUS FEE

The annualized MarketLock Income Plus fee will be calculated as a percentage of the Income Base for all years in which the feature is in effect. The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives. The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. You will be notified of any change in fee prior to the First, Second and Subsequent Extensions. We guarantee that the current fee reflected below will not increase by more than 0.25% at the time of First Extension.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter. The fee is as follows:


  ALL YEARS IN WHICH THE
   FEATURE IS IN EFFECT         ANNUALIZED FEE
 For One Covered Person     0.85% of Income Base
 For Two Covered Persons    1.10% of Income Base

OPTIONAL MARKETLOCK FOR LIFE PLUS FEE

The annualized MarketLock For Life Plus fee will be calculated as a percentage of the Income Base for all years in which the feature is in effect. The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the contract issue date and ending upon termination of the Benefit.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in the available Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter. The fee is as follows:


 NUMBER OF COVERED PERSONS       ANNUALIZED FEE
 For One Covered Person      0.75% of Income Base
 For Two Covered Persons     1.00% of Income Base

If you purchased your contract prior to May 1, 2008, please see Appendix D for the fee applicable to this feature.


OPTIONAL MARKETLOCK FEE

The annualized MarketLock fee will be calculated as a percentage of the MAV Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be assessed. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:


                                                      ANNUALIZED FEE
 All years in which the feature is in effect    0.50% of MAV Benefit Base

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments;


                                       46



relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be in the range of 0.25% to 5.00% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A
PARTICULAR GROUP AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.


COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.00% of each Gross Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Gross Purchase Payment, with a trail commission of up to a maximum 0.25% of contract value annually for the life of the contract.


The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2014 in the Statement of Additional Information which is available upon request.


NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.



                                       47



We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.


Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.



PAYMENTS WE RECEIVE


We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.


RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.


ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment adviser realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.50% annually based on assets under management.


OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. Your Latest Annuity Date is defined as the later of the first business day of the


                                       48



month following your 95th birthday or 10 years after your contract issue date, whichever is later. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.


ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.


                                       49



FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, is based on the guaranteed minimum interest rate specified in your contract and will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM
A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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--------------------------------------------------------------------------------

THE CONTRACTS PROVIDE TAX-DEFERRED ACCUMULATION OVER TIME, BUT MAY BE SUBJECT TO CERTAIN FEDERAL INCOME AND EXCISE TAXES, MENTIONED BELOW. REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS. SECTION REFERENCES ARE TO THE INTERNAL REVENUE CODE ("IRC"). WE DO NOT ATTEMPT TO DESCRIBE ANY POTENTIAL ESTATE OR GIFT TAX, OR ANY APPLICABLE STATE, LOCAL OR FOREIGN TAX LAW OTHER THAN POSSIBLE PREMIUM TAXES MENTIONED UNDER "PREMIUM TAX CHARGE." DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLANS AND PROGRAMS ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.


                                       50



If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.

If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.

Examples of qualified plans or arrangements are: traditional (pre-tax) IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans (including 401(k) plans), and governmental 457(b) deferred compensation plans. Typically, for employer plans and tax deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.


AGGREGATION OF CONTRACTS


Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.



TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated


                                       51



           Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     o for payment of health insurance if you are unemployed and meet certain requirements;


     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;


     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;


     o payments to certain individuals called up for active duty after September 11, 2001; and


     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2;
(2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the
IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.


                                       52



If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. Upon notification of your death, we will terminate the automatic required minimum distribution unless your Beneficiary instructs us otherwise. We reserve the right to change or discontinue this service at any time.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.


                                       53




FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States



     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia



     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

     o     a person that meets the substantial presence test

     o     any other person that is not a foreign person.

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form, each of which is effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-8 or acceptable substitute form.


OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE DISTRIBUTOR


AIG Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG Capital Services, Inc., an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the


                                       54



Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("Merger"). Before the Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL is regulated for the benefit of policy owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require AGL to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's operations.

AIG is a leading international insurance organization serving customers in more than 130 countries. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.


More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.



OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Annuity Account Seven was a separate account of SunAmerica Annuity, originally established under Arizona law on August 28, 1998. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Annuity Account Seven was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the


                                       55



Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

CONTRACTS ISSUED ON OR PRIOR TO DECEMBER 29, 2006 WERE ISSUED WITH A GUARANTEE (THE "GUARANTEE") BY AMERICAN HOME ASSURANCE COMPANY (THE "GUARANTOR"). PLEASE SEE APPENDIX B FOR MORE INFORMATION.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.

THE COMPANY AND SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. If your contract is covered by the Guarantee, financial statements of the Guarantor are also provided in relation to its ability to meet its obligations under the Guarantee; please see Appendix B for more information.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS


The financial statements of the Company, Separate Account and Guarantor, if applicable, are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.


We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment


                                       56



plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.



CYBER SECURITY

The Company is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, the Company is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential contract owner information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the Underlying Funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential contract owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.



LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries.


As of April 30, 2015, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, American Home, if your contract is covered by the Guarantee, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts


Financial Statements


                                       57

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                                                          FISCAL YEAR
                                                        INCEPTION TO         ENDED
VARIABLE PORTFOLIOS                                        4/30/07          4/30/08
===================================================== ================ =================
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$10.449       (a)$11.840
                                                      (b)$10.327       (b)$11.674
 Ending AUV.......................................... (a)$11.840       (a)$9.591
                                                      (b)$11.674       (b)$9.452
 Ending Number of AUs................................ (a)26,652        (a)54,248
                                                      (b)548           (b)548

------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$15.710       (a)$17.305
                                                      (b)$15.581       (b)$17.120
 Ending AUV.......................................... (a)$17.305       (a)$16.787
                                                      (b)$17.120       (b)$16.566
 Ending Number of AUs................................ (a)3,348,786     (a)9,514,179
                                                      (b)76,725        (b)171,524

------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$20.632       (a)$23.856
                                                      (b)$20.461       (b)$23.599
 Ending AUV.......................................... (a)$23.856       (a)$24.374
                                                      (b)$23.599       (b)$24.051
 Ending Number of AUs................................ (a)2,905,057     (a)6,670,604
                                                      (b)69,495        (b)116,071

------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$20.073       (a)$21.888
                                                      (b)$19.901       (b)$21.647
 Ending AUV.......................................... (a)$21.888       (a)$21.938
                                                      (b)$21.647       (b)$21.642
 Ending Number of AUs................................ (a)2,028,654     (a)4,738,967
                                                      (b)51,732        (b)93,118

------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$17.274       (a)$19.636
                                                      (b)$17.112       (b)$19.403
 Ending AUV.......................................... (a)$19.636       (a)$18.613
                                                      (b)$19.403       (b)$18.346
 Ending Number of AUs................................ (a)4,591,772     (a)10,943,193
                                                      (b)101,103       (b)180,363

------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$12.974       (a)$14.394
                                                      (b)$12.813       (b)$14.172
 Ending AUV.......................................... (a)$14.394       (a)$14.370
                                                      (b)$14.172       (b)$14.114
 Ending Number of AUs................................ (a)102,264       (a)262,850
                                                      (b)1,172         (b)3,098

------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$9.069        (a)$10.153
                                                      (b)$8.954        (b)$9.973
 Ending AUV.......................................... (a)$10.153       (a)$9.740
                                                      (b)$9.973        (b)$9.514
 Ending Number of AUs................................ (a)72,720        (a)157,572
                                                      (b)32            (b)32

------------------------------------------------------



                                                         FISCAL YEAR       FISCAL YEAR         8 MONTHS        FISCAL YEAR
                                                            ENDED             ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                        4/30/09           4/30/10          12/31/10*          12/31/11
===================================================== ================= ================= ================= =================
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$9.591         (a)$5.207         (a)$7.740         (a)$8.325
                                                      (b)$9.452         (b)$5.127         (b)$7.616         (b)$8.183
 Ending AUV.......................................... (a)$5.207         (a)$7.740         (a)$8.325         (a)$8.071
                                                      (b)$5.127         (b)$7.616         (b)$8.183         (b)$7.925
 Ending Number of AUs................................ (a)61,895         (a)67,246         (a)50,489         (a)39,725
                                                      (b)548            (b)2,340          (b)548            (b)548

------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$16.787        (a)$12.412        (a)$15.640        (a)$16.764
                                                      (b)$16.566        (b)$12.218        (b)$15.357        (b)$16.433
 Ending AUV.......................................... (a)$12.412        (a)$15.640        (a)$16.764        (a)$16.837
                                                      (b)$12.218        (b)$15.357        (b)$16.433        (b)$16.464
 Ending Number of AUs................................ (a)12,936,037     (a)12,198,747     (a)11,346,101     (a)9,908,980
                                                      (b)202,418        (b)184,255        (b)167,132        (b)150,599

------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$24.374        (a)$16.058        (a)$22.164        (a)$24.316
                                                      (b)$24.051        (b)$15.806        (b)$21.761        (b)$23.834
 Ending AUV.......................................... (a)$16.058        (a)$22.164        (a)$24.316        (a)$21.968
                                                      (b)$15.806        (b)$21.761        (b)$23.834        (b)$21.479
 Ending Number of AUs................................ (a)8,676,054      (a)8,135,364      (a)7,569,322      (a)6,808,373
                                                      (b)133,695        (b)122,640        (b)116,069        (b)104,031

------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$21.938        (a)$13.684        (a)$18.985        (a)$20.908
                                                      (b)$21.642        (b)$13.467        (b)$18.636        (b)$20.489
 Ending AUV.......................................... (a)$13.684        (a)$18.985        (a)$20.908        (a)$19.845
                                                      (b)$13.467        (b)$18.636        (b)$20.489        (b)$19.398
 Ending Number of AUs................................ (a)6,505,924      (a)6,169,175      (a)5,678,306      (a)5,005,475
                                                      (b)90,719         (b)93,343         (b)87,329         (b)79,384

------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$18.613        (a)$12.268        (a)$16.452        (a)$17.328
                                                      (b)$18.346        (b)$12.062        (b)$16.135        (b)$16.966
 Ending AUV.......................................... (a)$12.268        (a)$16.452        (a)$17.328        (a)$16.867
                                                      (b)$12.062        (b)$16.135        (b)$16.966        (b)$16.473
 Ending Number of AUs................................ (a)13,932,499     (a)13,297,931     (a)12,409,667     (a)10,783,993
                                                      (b)181,322        (b)168,887        (b)157,423        (b)137,060

------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$14.370        (a)$11.218        (a)$14.345        (a)$15.322
                                                      (b)$14.114        (b)$10.991        (b)$14.020        (b)$14.950
 Ending AUV.......................................... (a)$11.218        (a)$14.345        (a)$15.322        (a)$15.295
                                                      (b)$10.991        (b)$14.020        (b)$14.950        (b)$14.886
 Ending Number of AUs................................ (a)306,441        (a)289,041        (a)300,106        (a)307,308
                                                      (b)5,211          (b)9,708          (b)9,547          (b)10,381

------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$9.740         (a)$7.482         (a)$9.597         (a)$10.103
                                                      (b)$9.514         (b)$7.284         (b)$9.319         (b)$9.793
 Ending AUV.......................................... (a)$7.482         (a)$9.597         (a)$10.103        (a)$10.220
                                                      (b)$7.284         (b)$9.319         (b)$9.793         (b)$9.881
 Ending Number of AUs................................ (a)263,947        (a)316,261        (a)331,116        (a)325,995
                                                      (b)2,259          (b)3,508          (b)2,257          (b)4,616

------------------------------------------------------



                                                         FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                       12/31/12         12/31/13         12/31/14
===================================================== ================ ================ ===============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$8.071        (a)$9.277        (a)$13.117
                                                      (b)$7.925        (b)$9.087        (b)$12.816
 Ending AUV.......................................... (a)$9.277        (a)$13.117       (a)$13.045
                                                      (b)$9.087        (b)$12.816       (b)$12.714
 Ending Number of AUs................................ (a)39,266        (a)57,800        (a)47,887
                                                      (b)548           (b)521           (b)1,129

------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$16.837       (a)$19.397       (a)$23.791
                                                      (b)$16.464       (b)$18.920       (b)$23.147
 Ending AUV.......................................... (a)$19.397       (a)$23.791       (a)$24.862
                                                      (b)$18.920       (b)$23.147       (b)$24.130
 Ending Number of AUs................................ (a)8,547,201     (a)9,074,624     (a)8,955,170
                                                      (b)122,362       (b)149,563       (b)154,806

------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$21.968       (a)$26.696       (a)$34.195
                                                      (b)$21.479       (b)$26.036       (b)$33.267
 Ending AUV.......................................... (a)$26.696       (a)$34.195       (a)$34.690
                                                      (b)$26.036       (b)$33.267       (b)$33.664
 Ending Number of AUs................................ (a)5,654,983     (a)4,694,539     (a)4,171,345
                                                      (b)83,741        (b)73,390        (b)62,262

------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$19.845       (a)$23.196       (a)$29.925
                                                      (b)$19.398       (b)$22.618       (b)$29.106
 Ending AUV.......................................... (a)$23.196       (a)$29.925       (a)$32.197
                                                      (b)$22.618       (b)$29.106       (b)$31.238
 Ending Number of AUs................................ (a)4,202,694     (a)3,430,117     (a)2,998,114
                                                      (b)63,982        (b)56,713        (b)45,696

------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$16.867       (a)$19.648       (a)$26.009
                                                      (b)$16.473       (b)$19.141       (b)$25.276
 Ending AUV.......................................... (a)$19.648       (a)$26.009       (a)$28.532
                                                      (b)$19.141       (b)$25.276       (b)$27.658
 Ending Number of AUs................................ (a)9,060,462     (a)7,446,014     (a)6,452,365
                                                      (b)111,960       (b)99,087        (b)83,920

------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$15.295       (a)$16.935       (a)$19.746
                                                      (b)$14.886       (b)$16.440       (b)$19.122
 Ending AUV.......................................... (a)$16.935       (a)$19.746       (a)$20.987
                                                      (b)$16.440       (b)$19.122       (b)$20.273
 Ending Number of AUs................................ (a)273,068       (a)511,239       (a)536,254
                                                      (b)10,126        (b)6,957         (b)8,346

------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV....................................... (a)$10.220       (a)$11.435       (a)$13.514
                                                      (b)$9.881        (b)$11.028       (b)$13.000
 Ending AUV.......................................... (a)$11.435       (a)$13.514       (a)$14.895
                                                      (b)$11.028       (b)$13.000       (b)$14.294
 Ending Number of AUs................................ (a)299,487       (a)783,443       (a)761,596
                                                      (b)4,586         (b)0             (b)2,155

------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature


        * Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

                                      A-1



                                                                FISCAL YEAR      FISCAL YEAR       FISCAL YEAR
                                              INCEPTION TO         ENDED            ENDED             ENDED
VARIABLE PORTFOLIOS                              4/30/07          4/30/08          4/30/09           4/30/10
=========================================== ================ ================ ================= ================
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$5.863        (a)$6.472        (a)$6.443         (a)$4.411
                                            (b)$5.786        (b)$6.359        (b)$6.307         (b)$4.292
 Ending AUV................................ (a)$6.472        (a)$6.443        (a)$4.411         (a)$5.857
                                            (b)$6.359        (b)$6.307        (b)$4.292         (b)$5.680
 Ending Number of AUs...................... (a)31,483        (a)114,787       (a)199,824        (a)219,496
                                            (b)49            (b)49            (b)49             (b)898

--------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$13.557       (a)$14.888       (a)$16.168        (a)$10.547
                                            (b)$13.370       (b)$14.644       (b)$15.864        (b)$10.323
 Ending AUV................................ (a)$14.888       (a)$16.168       (a)$10.547        (a)$15.245
                                            (b)$14.644       (b)$15.864       (b)$10.323        (b)$14.884
 Ending Number of AUs...................... (a)2,999,950     (a)6,695,403     (a)8,758,997      (a)8,115,186
                                            (b)85,302        (b)150,056       (b)169,672        (b)157,025

--------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$7.644        (a)$8.771        (a)$8.916         (a)$5.523
                                            (b)$7.546        (b)$8.631        (b)$8.751         (b)$5.407
 Ending AUV................................ (a)$8.771        (a)$8.916        (a)$5.523         (a)$7.354
                                            (b)$8.631        (b)$8.751        (b)$5.407         (b)$7.182
 Ending Number of AUs...................... (a)106,683       (a)310,147       (a)534,035        (a)498,084
                                            (b)4,971         (b)5,571         (b)8,186          (b)8,035

--------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$11.226       (a)$11.650       (a)$11.923        (a)$11.865
                                            (b)$11.107       (b)$11.447       (b)$11.665        (b)$11.570
 Ending AUV................................ (a)$11.650       (a)$11.923       (a)$11.865        (a)$11.727
                                            (b)$11.447       (b)$11.665       (b)$11.570        (b)$11.407
 Ending Number of AUs...................... (a)221,876       (a)903,101       (a)1,874,622      (a)923,248
                                            (b)25            (b)146           (b)6,272          (b)2,612

--------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$14.000       (a)$15.076       (a)$15.571        (a)$15.045
                                            (b)$13.814       (b)$14.837       (b)$15.286        (b)$14.733
 Ending AUV................................ (a)$15.076       (a)$15.571       (a)$15.045        (a)$19.087
                                            (b)$14.837       (b)$15.286       (b)$14.733        (b)$18.644
 Ending Number of AUs...................... (a)2,689,317     (a)7,436,341     (a)10,135,061     (a)9,998,898
                                            (b)47,723        (b)110,217       (b)152,505        (b)148,597

--------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$14.277       (a)$16.349       (a)$15.731        (a)$10.012
                                            (b)$14.089       (b)$16.091       (b)$15.444        (b)$9.805
 Ending AUV................................ (a)$16.349       (a)$15.731       (a)$10.012        (a)$13.762
                                            (b)$16.091       (b)$15.444       (b)$9.805         (b)$13.443
 Ending Number of AUs...................... (a)2,275,462     (a)5,097,085     (a)7,491,086      (a)7,046,454
                                            (b)59,536        (b)92,774        (b)117,716        (b)111,716

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$13.544       (a)$15.874       (a)$14.814        (a)$10.130
                                            (b)$13.396       (b)$15.627       (b)$14.547        (b)$9.923
 Ending AUV................................ (a)$15.874       (a)$14.814       (a)$10.130        (a)$13.899
                                            (b)$15.627       (b)$14.547       (b)$9.923         (b)$13.581
 Ending Number of AUs...................... (a)14,734        (a)55,858        (a)56,776         (a)53,091
                                            (b)672           (b)2,899         (b)2,177          (b)2,132

--------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$22.367       (a)$25.986       (a)$31.359        (a)$16.723
                                            (b)$22.117       (b)$25.632       (b)$30.855        (b)$16.413
 Ending AUV................................ (a)$25.986       (a)$31.359       (a)$16.723        (a)$25.519
                                            (b)$25.632       (b)$30.855       (b)$16.413        (b)$24.983
 Ending Number of AUs...................... (a)74,785        (a)183,089       (a)440,121        (a)424,086
                                            (b)3,392         (b)4,153         (b)5,163          (b)5,937

--------------------------------------------



                                                8 MONTHS        FISCAL YEAR      FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                  ENDED            ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                             12/31/10*        12/31/11         12/31/12         12/31/13         12/31/14
=========================================== ================ ================ ================ ================ ===============
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$5.857        (a)$6.261        (a)$5.846        (a)$6.451        (a)$8.549
                                            (b)$5.680        (b)$6.065        (b)$5.652        (b)$6.221        (b)$8.224
 Ending AUV................................ (a)$6.261        (a)$5.846        (a)$6.451        (a)$8.549        (a)$9.463
                                            (b)$6.065        (b)$5.652        (b)$6.221        (b)$8.224        (b)$9.080
 Ending Number of AUs...................... (a)248,706       (a)241,176       (a)233,535       (a)172,151       (a)184,959
                                            (b)902           (b)922           (b)943           (b)823           (b)784

--------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$15.245       (a)$17.236       (a)$15.846       (a)$19.418       (a)$26.086
                                            (b)$14.884       (b)$16.799       (b)$15.406       (b)$18.831       (b)$25.235
 Ending AUV................................ (a)$17.236       (a)$15.846       (a)$19.418       (a)$26.086       (a)$29.733
                                            (b)$16.799       (b)$15.406       (b)$18.831       (b)$25.235       (b)$28.691
 Ending Number of AUs...................... (a)7,324,423     (a)6,392,822     (a)5,167,574     (a)4,494,278     (a)3,929,575
                                            (b)133,988       (b)124,318       (b)88,249        (b)76,538        (b)65,204

--------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$7.354        (a)$7.784        (a)$7.598        (a)$8.561        (a)$10.946
                                            (b)$7.182        (b)$7.589        (b)$7.389        (b)$8.305        (b)$10.592
 Ending AUV................................ (a)$7.784        (a)$7.598        (a)$8.561        (a)$10.946       (a)$11.756
                                            (b)$7.589        (b)$7.389        (b)$8.305        (b)$10.592       (b)$11.348
 Ending Number of AUs...................... (a)469,813       (a)396,118       (a)342,971       (a)288,330       (a)251,749
                                            (b)8,133         (b)7,266         (b)7,204         (b)6,985         (b)6,915

--------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$11.727       (a)$11.622       (a)$11.464       (a)$11.311       (a)$11.158
                                            (b)$11.407       (b)$11.288       (b)$11.105       (b)$10.929       (b)$10.755
 Ending AUV................................ (a)$11.622       (a)$11.464       (a)$11.311       (a)$11.158       (a)$11.005
                                            (b)$11.288       (b)$11.105       (b)$10.929       (b)$10.755       (b)$10.581
 Ending Number of AUs...................... (a)932,080       (a)1,065,113     (a)851,350       (a)846,532       (a)720,491
                                            (b)2,671         (b)12,947        (b)2,777         (b)1,919         (b)2,720

--------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$19.087       (a)$19.941       (a)$20.987       (a)$23.127       (a)$23.195
                                            (b)$18.644       (b)$19.446       (b)$20.415       (b)$22.440       (b)$22.450
 Ending AUV................................ (a)$19.941       (a)$20.987       (a)$23.127       (a)$23.195       (a)$24.273
                                            (b)$19.446       (b)$20.415       (b)$22.440       (b)$22.450       (b)$23.434
 Ending Number of AUs...................... (a)9,286,896     (a)7,825,877     (a)6,936,227     (a)6,561,621     (a)5,903,527
                                            (b)140,513       (b)128,139       (b)112,512       (b)109,837       (b)105,156

--------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$13.762       (a)$14.615       (a)$13.844       (a)$15.433       (a)$20.406
                                            (b)$13.443       (b)$14.254       (b)$13.468       (b)$14.976       (b)$19.752
 Ending AUV................................ (a)$14.615       (a)$13.844       (a)$15.433       (a)$20.406       (a)$21.543
                                            (b)$14.254       (b)$13.468       (b)$14.976       (b)$19.752       (b)$20.801
 Ending Number of AUs...................... (a)6,485,341     (a)5,626,575     (a)4,912,214     (a)3,893,155     (a)3,417,508
                                            (b)100,758       (b)93,562        (b)75,833        (b)62,477        (b)56,020

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$13.899       (a)$14.945       (a)$16.657       (a)$18.752       (a)$25.339
                                            (b)$13.581       (b)$14.577       (b)$16.199       (b)$18.191       (b)$24.520
 Ending AUV................................ (a)$14.945       (a)$16.657       (a)$18.752       (a)$25.339       (a)$27.757
                                            (b)$14.577       (b)$16.199       (b)$18.191       (b)$24.520       (b)$26.793
 Ending Number of AUs...................... (a)81,303        (a)99,735        (a)90,458        (a)335,341       (a)365,725
                                            (b)808           (b)808           (b)1,105         (b)2,354         (b)4,659

--------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV............................. (a)$25.519       (a)$29.467       (a)$21.541       (a)$25.301       (a)$24.177
                                            (b)$24.983       (b)$28.800       (b)$21.001       (b)$24.605       (b)$23.453
 Ending AUV................................ (a)$29.467       (a)$21.541       (a)$25.301       (a)$24.177       (a)$22.505
                                            (b)$28.800       (b)$21.001       (b)$24.605       (b)$23.453       (b)$21.777
 Ending Number of AUs...................... (a)411,775       (a)404,837       (a)371,001       (a)347,643       (a)324,776
                                            (b)8,417         (b)9,025         (b)8,865         (b)9,389         (b)10,228

--------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature


        * Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

                                      A-2



                                                                                 FISCAL YEAR
                                                               INCEPTION TO         ENDED
VARIABLE PORTFOLIOS                                               4/30/07          4/30/08
============================================================ ================ ================
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$12.055       (a)$13.513
                                                             (b)$11.901       (b)$13.306
 Ending AUV................................................. (a)$13.513       (a)$12.451
                                                             (b)$13.306       (b)$12.230
 Ending Number of AUs....................................... (a)41,759        (a)73,037
                                                             (b)2,633         (b)4,669

-------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$10.000       (a)$12.199
                                                             (b)$10.000       (b)$12.170
 Ending AUV................................................. (a)$12.199       (a)$11.926
                                                             (b)$12.170       (b)$11.868
 Ending Number of AUs....................................... (a)1,385,503     (a)3,187,468
                                                             (b)26,734        (b)60,492

-------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV.............................................. (a)N/A           (a)$10.000
                                                             (b)N/A           (b)$10.000
 Ending AUV................................................. (a)N/A           (a)$9.970
                                                             (b)N/A           (b)$9.969
 Ending Number of AUs....................................... (a)N/A           (a)83,149
                                                             (b)N/A           (b)9

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV.............................................. (a)N/A           (a)$10.000
                                                             (b)N/A           (b)$10.000
 Ending AUV................................................. (a)N/A           (a)$10.124
                                                             (b)N/A           (b)$10.122
 Ending Number of AUs....................................... (a)N/A           (a)63,993
                                                             (b)N/A           (b)9

-------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$7.184        (a)$7.561
                                                             (b)$7.092        (b)$7.433
 Ending AUV................................................. (a)$7.561        (a)$8.078
                                                             (b)$7.433        (b)$7.893
 Ending Number of AUs....................................... (a)11,239        (a)177,259
                                                             (b)40            (b)497

-------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$13.194       (a)$13.567
                                                             (b)$13.024       (b)$13.361
 Ending AUV................................................. (a)$13.567       (a)$15.431
                                                             (b)$13.361       (b)$15.159
 Ending Number of AUs....................................... (a)185,604       (a)799,175
                                                             (b)5,461         (b)18,933

-------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$9.910        (a)$11.561
                                                             (b)$9.784        (b)$11.375
 Ending AUV................................................. (a)$11.561       (a)$11.154
                                                             (b)$11.375       (b)$10.950
 Ending Number of AUs....................................... (a)110,466       (a)148,346
                                                             (b)1,919         (b)2,185

-------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$13.161       (a)$13.913
                                                             (b)$12.992       (b)$13.699
 Ending AUV................................................. (a)$13.913       (a)$14.597
                                                             (b)$13.699       (b)$14.338
 Ending Number of AUs....................................... (a)2,010,771     (a)3,724,736
                                                             (b)33,271        (b)51,195

-------------------------------------------------------------



                                                                FISCAL YEAR      FISCAL YEAR       8 MONTHS        FISCAL YEAR
                                                                   ENDED            ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                               4/30/09          4/30/10         12/31/10*        12/31/11
============================================================ ================ ================ ================ ================
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$12.451       (a)$8.450        (a)$11.197       (a)$12.210
                                                             (b)$12.230       (b)$8.279        (b)$10.943       (b)$11.913
 Ending AUV................................................. (a)$8.450        (a)$11.197       (a)$12.210       (a)$12.063
                                                             (b)$8.279        (b)$10.943       (b)$11.913       (b)$11.740
 Ending Number of AUs....................................... (a)81,008        (a)90,102        (a)100,161       (a)84,431
                                                             (b)5,140         (b)4,136         (b)5,469         (b)5,259

-------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$11.926       (a)$7.199        (a)$9.298        (a)$9.739
                                                             (b)$11.868       (b)$7.146        (b)$9.207        (b)$9.627
 Ending AUV................................................. (a)$7.199        (a)$9.298        (a)$9.739        (a)$8.512
                                                             (b)$7.146        (b)$9.207        (b)$9.627        (b)$8.393
 Ending Number of AUs....................................... (a)6,112,300     (a)6,428,456     (a)6,465,262     (a)6,372,025
                                                             (b)95,969        (b)100,970       (b)93,727        (b)91,547

-------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV.............................................. (a)$9.970        (a)$6.651        (a)$8.958        (a)$9.399
                                                             (b)$9.969        (b)$6.634        (b)$8.912        (b)$9.336
 Ending AUV................................................. (a)$6.651        (a)$8.958        (a)$9.399        (a)$9.176
                                                             (b)$6.634        (b)$8.912        (b)$9.336        (b)$9.091
 Ending Number of AUs....................................... (a)2,705,579     (a)2,731,570     (a)2,658,437     (a)2,509,007
                                                             (b)11,009        (b)12,697        (b)12,438        (b)11,966

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV.............................................. (a)$10.124       (a)$7.331        (a)$10.018       (a)$10.630
                                                             (b)$10.122       (b)$7.322        (b)$9.980        (b)$10.572
 Ending AUV................................................. (a)$7.331        (a)$10.018       (a)$10.630       (a)$10.791
                                                             (b)$7.322        (b)$9.980        (b)$10.572       (b)$10.705
 Ending Number of AUs....................................... (a)1,071,486     (a)1,228,123     (a)1,256,497     (a)1,242,645
                                                             (b)10,871        (b)10,923        (b)18,697        (b)19,610

-------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$8.078        (a)$4.795        (a)$6.420        (a)$7.161
                                                             (b)$7.893        (b)$4.672        (b)$6.237        (b)$6.944
 Ending AUV................................................. (a)$4.795        (a)$6.420        (a)$7.161        (a)$6.695
                                                             (b)$4.672        (b)$6.237        (b)$6.944        (b)$6.477
 Ending Number of AUs....................................... (a)545,527       (a)527,730       (a)477,230       (a)415,891
                                                             (b)3,579         (b)3,564         (b)3,495         (b)3,341

-------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$15.431       (a)$14.739       (a)$16.352       (a)$17.226
                                                             (b)$15.159       (b)$14.443       (b)$15.984       (b)$16.809
 Ending AUV................................................. (a)$14.739       (a)$16.352       (a)$17.226       (a)$18.017
                                                             (b)$14.443       (b)$15.984       (b)$16.809       (b)$17.537
 Ending Number of AUs....................................... (a)1,408,979     (a)1,592,845     (a)1,554,881     (a)1,366,513
                                                             (b)25,527        (b)26,163        (b)22,866        (b)18,136

-------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$11.154       (a)$6.513        (a)$8.954        (a)$9.737
                                                             (b)$10.950       (b)$6.384        (b)$8.770        (b)$9.529
 Ending AUV................................................. (a)$6.513        (a)$8.954        (a)$9.737        (a)$8.630
                                                             (b)$6.384        (b)$8.770                         (b)$8.434
 Ending Number of AUs....................................... (a)129,241       (a)143,128       (a)145,844       (a)128,888
                                                             (b)682           (b)659           (b)650           (b)647

-------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$14.597       (a)$14.955       (a)$15.660       (a)$15.930
                                                             (b)$14.338       (b)$14.653       (b)$15.305       (b)$15.543
 Ending AUV................................................. (a)$14.955       (a)$15.660       (a)$15.930       (a)$16.873
                                                             (b)$14.653       (b)$15.305       (b)$15.543       (b)$16.421
 Ending Number of AUs....................................... (a)5,371,822     (a)5,848,136     (a)5,741,170     (a)4,934,413
                                                             (b)70,848        (b)74,829        (b)81,064        (b)73,420

-------------------------------------------------------------



                                                                FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                                   ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                              12/31/12         12/31/13         12/31/14
============================================================ ================ ================ ===============
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$12.063       (a)$13.942       (a)$18.095
                                                             (b)$11.740       (b)$13.534       (b)$17.523
 Ending AUV................................................. (a)$13.942       (a)$18.095       (a)$19.766
                                                             (b)$13.534       (b)$17.523       (b)$19.093
 Ending Number of AUs....................................... (a)94,964        (a)402,795       (a)452,894
                                                             (b)6,833         (b)8,042         (b)7,520

-------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$8.512        (a)$10.068       (a)$12.287
                                                             (b)$8.393        (b)$9.902        (b)$12.055
 Ending AUV................................................. (a)$10.068       (a)$12.287       (a)$11.334
                                                             (b)$9.902        (b)$12.055       (b)$11.092
 Ending Number of AUs....................................... (a)5,529,652     (a)4,019,606     (a)3,601,012
                                                             (b)88,979        (b)74,418        (b)63,083

-------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV.............................................. (a)$9.176        (a)$10.493       (a)$12.878
                                                             (b)$9.091        (b)$10.371       (b)$12.696
 Ending AUV................................................. (a)$10.493       (a)$12.878       (a)$13.133
                                                             (b)$10.371       (b)$12.696       (b)$12.915
 Ending Number of AUs....................................... (a)2,314,030     (a)1,114,759     (a)978,762
                                                             (b)10,887        (b)9,873         (b)9,334

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
 Beginning AUV.............................................. (a)$10.791       (a)$12.053       (a)$13.618
                                                             (b)$10.705       (b)$11.928       (b)$13.443
 Ending AUV................................................. (a)$12.053       (a)$13.618       (a)$14.126
                                                             (b)$11.928       (b)$13.443       (b)$13.910
 Ending Number of AUs....................................... (a)1,275,838     (a)1,587,307     (a)1,455,604
                                                             (b)20,158        (b)21,389        (b)29,876

-------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$6.695        (a)$7.692        (a)$10.428
                                                             (b)$6.477        (b)$7.423        (b)$10.038
 Ending AUV................................................. (a)$7.692        (a)$10.428       (a)$11.097
                                                             (b)$7.423        (b)$10.038       (b)$10.656
 Ending Number of AUs....................................... (a)397,596       (a)320,066       (a)290,654
                                                             (b)5,182         (b)4,972         (b)2,420

-------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$18.017       (a)$18.512       (a)$17.661
                                                             (b)$17.537       (b)$17.974       (b)$17.106
 Ending AUV................................................. (a)$18.512       (a)$17.661       (a)$17.409
                                                             (b)$17.974       (b)$17.106       (b)$16.819
 Ending Number of AUs....................................... (a)1,319,046     (a)1,464,795     (a)1,429,053
                                                             (b)16,113        (b)15,938        (b)24,564

-------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$8.630        (a)$9.977        (a)$12.454
                                                             (b)$8.434        (b)$9.726        (b)$12.110
 Ending AUV................................................. (a)$9.977        (a)$12.454       (a)$12.834
                                                             (b)$9.726        (b)$12.110       (b)$12.449
 Ending Number of AUs....................................... (a)116,626       (a)108,871       (a)116,948
                                                             (b)626           (b)590           (b)193

-------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$16.873       (a)$17.321       (a)$16.774
                                                             (b)$16.421       (b)$16.815       (b)$16.244
 Ending AUV................................................. (a)$17.321       (a)$16.774       (a)$17.448
                                                             (b)$16.815       (b)$16.244       (b)$16.855
 Ending Number of AUs....................................... (a)4,732,021     (a)4,837,215     (a)4,410,849
                                                             (b)65,811        (b)65,889        (b)66,986

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature


        * Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

                                      A-3



                                                                                 FISCAL YEAR
                                                               INCEPTION TO         ENDED
VARIABLE PORTFOLIOS                                               4/30/07          4/30/08
============================================================ ================ ================
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$5.991        (a)$5.953
                                                             (b)$6.265        (b)$6.205
 Ending AUV................................................. (a)$5.953        (a)$6.097
                                                             (b)$6.205        (b)$6.339
 Ending Number of AUs....................................... (a)83,704        (a)188,654
                                                             (b)3,654         (b)3,197

-------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$11.917       (a)$13.423
                                                             (b)$11.762       (b)$13.208
 Ending AUV................................................. (a)$13.423       (a)$13.150
                                                             (b)$13.208       (b)$12.916
 Ending Number of AUs....................................... (a)141,950       (a)294,184
                                                             (b)1,550         (b)1,929

-------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$9.960        (a)$10.886
                                                             (b)$9.831        (b)$10.668
 Ending AUV................................................. (a)$10.886       (a)$10.334
                                                             (b)$10.668       (b)$10.096
 Ending Number of AUs....................................... (a)101,262       (a)562,209
                                                             (b)29            (b)7,512

-------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$13.898       (a)$15.424
                                                             (b)$13.734       (b)$15.204
 Ending AUV................................................. (a)$15.424       (a)$14.855
                                                             (b)$15.204       (b)$14.607
 Ending Number of AUs....................................... (a)439,625       (a)1,803,905
                                                             (b)11,128        (b)28,428

-------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$9.188        (a)$10.559
                                                             (b)$9.077        (b)$10.404
 Ending AUV................................................. (a)$10.559       (a)$10.836
                                                             (b)$10.404       (b)$10.650
 Ending Number of AUs....................................... (a)211,083       (a)510,201
                                                             (b)4,166         (b)9,160

-------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$13.887       (a)$16.250
                                                             (b)$13.714       (b)$16.007
 Ending AUV................................................. (a)$16.250       (a)$15.412
                                                             (b)$16.007       (b)$15.143
 Ending Number of AUs....................................... (a)410,266       (a)1,474,966
                                                             (b)13,261        (b)26,566

-------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES - AVIF
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$10.404       (a)$10.477
                                                             (b)$10.324       (b)$10.371
 Ending AUV................................................. (a)$10.477       (a)$11.075
                                                             (b)$10.371       (b)$10.936
 Ending Number of AUs....................................... (a)76,955        (a)177,652
                                                             (b)4,803         (b)1,157

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES - AVIF
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$13.286       (a)$15.336
                                                             (b)$13.141       (b)$15.131
 Ending AUV................................................. (a)$15.336       (a)$13.302
                                                             (b)$15.131       (b)$13.092
 Ending Number of AUs....................................... (a)3,734,436     (a)9,072,219
                                                             (b)63,555        (b)134,282

-------------------------------------------------------------



                                                                FISCAL YEAR       FISCAL YEAR         8 MONTHS
                                                                   ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                               4/30/09           4/30/10          12/31/10*
============================================================ ================= ================= =================
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$6.097         (a)$4.177         (a)$5.649
                                                             (b)$6.339         (b)$4.333         (b)$5.844
 Ending AUV................................................. (a)$4.177         (a)$5.649         (a)$6.207
                                                             (b)$4.333         (b)$5.844         (b)$6.411
 Ending Number of AUs....................................... (a)2,745,991      (a)3,324,833      (a)3,225,444
                                                             (b)31,838         (b)49,097         (b)49,351

-------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$13.150        (a)$8.400         (a)$11.794
                                                             (b)$12.916        (b)$8.227         (b)$11.511
 Ending AUV................................................. (a)$8.400         (a)$11.794        (a)$12.505
                                                             (b)$8.227         (b)$11.511        (b)$12.180
 Ending Number of AUs....................................... (a)471,212        (a)410,054        (a)385,360
                                                             (b)1,462          (b)1,462          (b)1,035

-------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$10.334        (a)$6.458         (a)$8.464
                                                             (b)$10.096        (b)$6.293         (b)$8.228
 Ending AUV................................................. (a)$6.458         (a)$8.464         (a)$8.980
                                                             (b)$6.293         (b)$8.228         (b)$8.715
 Ending Number of AUs....................................... (a)604,806        (a)560,637        (a)510,660
                                                             (b)12,590         (b)12,307         (b)12,301

-------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$14.855        (a)$11.049        (a)$15.111
                                                             (b)$14.607        (b)$10.837        (b)$14.784
 Ending AUV................................................. (a)$11.049        (a)$15.111        (a)$16.091
                                                             (b)$10.837        (b)$14.784        (b)$15.717
 Ending Number of AUs....................................... (a)2,747,356      (a)2,574,462      (a)2,367,845
                                                             (b)42,525         (b)41,600         (b)36,279

-------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$10.836        (a)$6.249         (a)$8.370
                                                             (b)$10.650        (b)$6.127         (b)$8.185
 Ending AUV................................................. (a)$6.249         (a)$8.370         (a)$9.180
                                                             (b)$6.127         (b)$8.185         (b)$8.963
 Ending Number of AUs....................................... (a)731,084        (a)678,398        (a)642,959
                                                             (b)8,523          (b)8,229          (b)8,143

-------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$15.412        (a)$7.965         (a)$10.742
                                                             (b)$15.143        (b)$7.807         (b)$10.502
 Ending AUV................................................. (a)$7.965         (a)$10.742        (a)$11.507
                                                             (b)$7.807         (b)$10.502        (b)$11.231
 Ending Number of AUs....................................... (a)3,761,963      (a)3,594,598      (a)3,389,385
                                                             (b)42,740         (b)46,238         (b)45,988

-------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES - AVIF
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$11.075        (a)$7.116         (a)$10.360
                                                             (b)$10.936        (b)$7.009         (b)$10.179
 Ending AUV................................................. (a)$7.116         (a)$10.360        (a)$11.394
                                                             (b)$7.009         (b)$10.179        (b)$11.176
 Ending Number of AUs....................................... (a)184,232        (a)195,773        (a)178,242
                                                             (b)1,820          (b)1,483          (b)1,396

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES - AVIF
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$13.302        (a)$8.709         (a)$12.243
                                                             (b)$13.092        (b)$8.550         (b)$11.989
 Ending AUV................................................. (a)$8.709         (a)$12.243        (a)$13.167
                                                             (b)$8.550         (b)$11.989        (b)$12.872
 Ending Number of AUs....................................... (a)12,221,437     (a)11,307,011     (a)10,539,350
                                                             (b)176,388        (b)168,531        (b)154,443

-------------------------------------------------------------



                                                                FISCAL YEAR      FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                                   ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                              12/31/11         12/31/12         12/31/13         12/31/14
============================================================ ================ ================ ================ ===============
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$6.207        (a)$5.994        (a)$6.970        (a)$9.499
                                                             (b)$6.411        (b)$6.175        (b)$7.163        (b)$9.738
 Ending AUV................................................. (a)$5.994        (a)$6.970        (a)$9.499        (a)$9.746
                                                             (b)$6.175        (b)$7.163        (b)$9.738        (b)$9.966
 Ending Number of AUs....................................... (a)3,011,808     (a)2,762,009     (a)1,336,246     (a)981,297
                                                             (b)46,955        (b)41,628        (b)28,916        (b)16,405

-------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$12.505       (a)$11.595       (a)$13.070       (a)$17.475
                                                             (b)$12.180       (b)$11.257       (b)$12.657       (b)$16.881
 Ending AUV................................................. (a)$11.595       (a)$13.070       (a)$17.475       (a)$18.572
                                                             (b)$11.257       (b)$12.657       (b)$16.881       (b)$17.896
 Ending Number of AUs....................................... (a)330,585       (a)280,543       (a)248,610       (a)215,299
                                                             (b)915           (b)915           (b)891           (b)891

-------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$8.980        (a)$9.622        (a)$10.825       (a)$14.107
                                                             (b)$8.715        (b)$9.316        (b)$10.454       (b)$13.590
 Ending AUV................................................. (a)$9.622        (a)$10.825       (a)$14.107       (a)$15.921
                                                             (b)$9.316        (b)$10.454       (b)$13.590       (b)$15.300
 Ending Number of AUs....................................... (a)511,134       (a)513,793       (a)1,284,526     (a)1,284,800
                                                             (b)12,290        (b)10,360        (b)14,700        (b)14,083

-------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$16.091       (a)$16.596       (a)$19.203       (a)$20.496
                                                             (b)$15.717       (b)$16.170       (b)$18.663       (b)$19.869
 Ending AUV................................................. (a)$16.596       (a)$19.203       (a)$20.496       (a)$20.443
                                                             (b)$16.170       (b)$18.663       (b)$19.869       (b)$19.769
 Ending Number of AUs....................................... (a)2,036,917     (a)1,796,336     (a)1,655,831     (a)1,527,808
                                                             (b)31,964        (b)33,730        (b)33,916        (b)34,304

-------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$9.180        (a)$7.754        (a)$8.999        (a)$10.737
                                                             (b)$8.963        (b)$7.551        (b)$8.742        (b)$10.404
 Ending AUV................................................. (a)$7.754        (a)$8.999        (a)$10.737       (a)$9.722
                                                             (b)$7.551        (b)$8.742        (b)$10.404       (b)$9.397
 Ending Number of AUs....................................... (a)584,966       (a)487,327       (a)622,928       (a)661,610
                                                             (b)7,059         (b)6,794         (b)7,654         (b)7,883

-------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$11.507       (a)$9.811        (a)$11.769       (a)$14.207
                                                             (b)$11.231       (b)$9.552        (b)$11.430       (b)$13.762
 Ending AUV................................................. (a)$9.811        (a)$11.769       (a)$14.207       (a)$12.723
                                                             (b)$9.552        (b)$11.430       (b)$13.762       (b)$12.294
 Ending Number of AUs....................................... (a)3,290,580     (a)2,870,299     (a)1,678,495     (a)1,363,899
                                                             (b)48,678        (b)45,659        (b)35,684        (b)28,076

-------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES - AVIF
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$11.394       (a)$10.576       (a)$11.891       (a)$16.484
                                                             (b)$11.176       (b)$10.347       (b)$11.605       (b)$16.048
 Ending AUV................................................. (a)$10.576       (a)$11.891       (a)$16.484       (a)$17.679
                                                             (b)$10.347       (b)$11.605       (b)$16.048       (b)$17.169
 Ending Number of AUs....................................... (a)146,759       (a)103,939       (a)83,508        (a)74,355
                                                             (b)166           (b)166           (b)139           (b)139

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES - AVIF
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$13.167       (a)$12.780       (a)$15.070       (a)$20.271
                                                             (b)$12.872       (b)$12.463       (b)$14.659       (b)$19.669
 Ending AUV................................................. (a)$12.780       (a)$15.070       (a)$20.271       (a)$21.928
                                                             (b)$12.463       (b)$14.659       (b)$19.669       (b)$21.224
 Ending Number of AUs....................................... (a)9,245,018     (a)7,773,960     (a)6,491,898     (a)5,679,428
                                                             (b)139,987       (b)120,678       (b)107,626       (b)98,047

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature


        * Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

                                      A-4



                                                                                 FISCAL YEAR
                                                               INCEPTION TO         ENDED
VARIABLE PORTFOLIOS                                               4/30/07          4/30/08
============================================================ ================ ================
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES - AVIF
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$14.601       (a)$16.822
                                                             (b)$14.415       (b)$16.567
 Ending AUV................................................. (a)$16.822       (a)$15.388
                                                             (b)$16.567       (b)$15.116
 Ending Number of AUs....................................... (a)3,390,268     (a)8,100,129
                                                             (b)100,434       (b)192,450

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$13.169       (a)$14.681
                                                             (b)$13.039       (b)$14.499
 Ending AUV................................................. (a)$14.681       (a)$13.707
                                                             (b)$14.499       (b)$13.504
 Ending Number of AUs....................................... (a)2,363,367     (a)4,820,483
                                                             (b)70,781        (b)114,435

-------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 08/28/06)
 Beginning AUV.............................................. (a)$13.921       (a)$16.994
                                                             (b)$13.772       (b)$16.784
 Ending AUV................................................. (a)$16.994       (a)$14.292
                                                             (b)$16.784       (b)$14.080
 Ending Number of AUs....................................... (a)479,000       (a)2,275,007
                                                             (b)11,931        (b)41,662

-------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$9.195        (a)$9.464
                                                             (b)$9.076        (b)$9.320
 Ending AUV................................................. (a)$9.464        (a)$9.640
                                                             (b)$9.320        (b)$9.468
 Ending Number of AUs....................................... (a)88,541        (a)160,371
                                                             (b)2,093         (b)3,458

-------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$10.000       (a)$11.136
                                                             (b)$10.000       (b)$11.112
 Ending AUV................................................. (a)$11.136       (a)$14.671
                                                             (b)$11.112       (b)$14.601
 Ending Number of AUs....................................... (a)221,813       (a)598,053
                                                             (b)4,601         (b)19,020

-------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$31.589       (a)$39.987
                                                             (b)$31.192       (b)$39.374
 Ending AUV................................................. (a)$39.987       (a)$33.273
                                                             (b)$39.374       (b)$32.682
 Ending Number of AUs....................................... (a)99,677        (a)192,771
                                                             (b)2,477         (b)2,679

-------------------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 01/19/10)
 Beginning AUV.............................................. (a)N/A           (a)N/A
                                                             (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A           (a)N/A
                                                             (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A           (a)N/A
                                                             (b)N/A           (b)N/A

-------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares**
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$8.263        (a)$8.502
                                                             (b)$8.156        (b)$8.370
 Ending AUV................................................. (a)$8.502        (a)$8.465
                                                             (b)$8.370        (b)$8.313
 Ending Number of AUs....................................... (a)1,513,459     (a)1,908,105
                                                             (b)26,728        (b)32,954

-------------------------------------------------------------



                                                                FISCAL YEAR       FISCAL YEAR         8 MONTHS
                                                                   ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                               4/30/09           4/30/10          12/31/10*
============================================================ ================= ================= =================
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES - AVIF
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$15.388        (a)$10.260        (a)$14.426
                                                             (b)$15.116        (b)$10.054        (b)$14.101
 Ending AUV................................................. (a)$10.260        (a)$14.426        (a)$14.956
                                                             (b)$10.054        (b)$14.101        (b)$14.594
 Ending Number of AUs....................................... (a)11,669,782     (a)11,242,382     (a)10,651,814
                                                             (b)224,786        (b)201,648        (b)181,291

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$13.707        (a)$8.609         (a)$11.967
                                                             (b)$13.504        (b)$8.460         (b)$11.731
 Ending AUV................................................. (a)$8.609         (a)$11.967        (a)$12.591
                                                             (b)$8.460         (b)$11.731        (b)$12.322
 Ending Number of AUs....................................... (a)6,088,391      (a)5,788,770      (a)5,341,006
                                                             (b)121,581        (b)103,374        (b)98,787

-------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 08/28/06)
 Beginning AUV.............................................. (a)$14.292        (a)$9.091         (a)$13.089
                                                             (b)$14.080        (b)$8.933         (b)$12.830
 Ending AUV................................................. (a)$9.091         (a)$13.089        (a)$14.566
                                                             (b)$8.933         (b)$12.830        (b)$14.254
 Ending Number of AUs....................................... (a)2,439,723      (a)2,270,488      (a)2,078,217
                                                             (b)37,964         (b)32,565         (b)23,655

-------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$9.640         (a)$6.372         (a)$8.889
                                                             (b)$9.468         (b)$6.243         (b)$8.687
 Ending AUV................................................. (a)$6.372         (a)$8.889         (a)$10.046
                                                             (b)$6.243         (b)$8.687         (b)$9.802
 Ending Number of AUs....................................... (a)215,414        (a)271,002        (a)351,244
                                                             (b)7,207          (b)10,929         (b)14,923

-------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$14.671        (a)$7.544         (a)$10.775
                                                             (b)$14.601        (b)$7.490         (b)$10.670
 Ending AUV................................................. (a)$7.544         (a)$10.775        (a)$12.358
                                                             (b)$7.490         (b)$10.670        (b)$12.218
 Ending Number of AUs....................................... (a)847,200        (a)775,491        (a)698,871
                                                             (b)17,371         (b)21,810         (b)19,218

-------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$33.273        (a)$16.770        (a)$26.103
                                                             (b)$32.682        (b)$16.431        (b)$25.511
 Ending AUV................................................. (a)$16.770        (a)$26.103        (a)$27.375
                                                             (b)$16.431        (b)$25.511        (b)$26.710
 Ending Number of AUs....................................... (a)1,107,119      (a)926,752        (a)883,116
                                                             (b)13,080         (b)13,631         (b)13,304

-------------------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 01/19/10)
 Beginning AUV.............................................. (a)N/A            (a)N/A            (a)$11.489
                                                             (b)N/A            (b)N/A            (b)$11.489
 Ending AUV................................................. (a)N/A            (a)N/A            (a)$11.644
                                                             (b)N/A            (b)N/A            (b)$11.663
 Ending Number of AUs....................................... (a)N/A            (a)N/A            (a)171,448
                                                             (b)N/A            (b)N/A            (b)9

-------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares**
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$8.465         (a)$5.800         (a)$7.788
                                                             (b)$8.313         (b)$5.681         (b)$7.609
 Ending AUV................................................. (a)$5.800         (a)$7.788         (a)$8.268
                                                             (b)$5.681         (b)$7.609         (b)$8.065
 Ending Number of AUs....................................... (a)1,742,225      (a)1,536,717      (a)1,386,226
                                                             (b)31,405         (b)26,813         (b)24,925

-------------------------------------------------------------



                                                                FISCAL YEAR      FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                                   ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                              12/31/11         12/31/12         12/31/13         12/31/14
============================================================ ================ ================ ================ ===============
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES - AVIF
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$14.956       (a)$14.494       (a)$16.433       (a)$21.797
                                                             (b)$14.594       (b)$14.108       (b)$15.955       (b)$21.110
 Ending AUV................................................. (a)$14.494       (a)$16.433       (a)$21.797       (a)$23.766
                                                             (b)$14.108       (b)$15.955       (a)$21.110       (b)$22.960
 Ending Number of AUs....................................... (a)9,382,543     (a)8,091,283     (a)6,482,201     (a)5,582,977
                                                             (b)161,779       (b)136,496       (b)108,468       (b)91,581

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$12.591       (a)$11.726       (a)$13.032       (a)$17.561
                                                             (b)$12.322       (b)$11.446       (b)$12.689       (b)$17.057
 Ending AUV................................................. (a)$11.726       (a)$13.032       (a)$17.561       (a)$18.745
                                                             (b)$11.446       (b)$12.689       (b)$17.057       (b)$18.162
 Ending Number of AUs....................................... (a)4,623,857     (a)3,930,203     (a)2,803,765     (a)2,335,427
                                                             (b)96,119        (b)84,768        (b)58,608        (b)48,496

-------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 08/28/06)
 Beginning AUV.............................................. (a)$14.566       (a)$13.863       (a)$15.745       (a)$20.346
                                                             (b)$14.254       (b)$13.532       (b)$15.331       (b)$19.762
 Ending AUV................................................. (a)$13.863       (a)$15.745       (a)$20.346       (a)$22.499
                                                             (b)$13.532       (b)$15.331       (b)$19.762       (b)$21.799
 Ending Number of AUs....................................... (a)1,780,264     (a)1,469,511     (a)1,233,545     (a)1,035,985
                                                             (b)22,029        (b)19,586        (b)16,188        (b)14,032

-------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$10.046       (a)$9.347        (a)$10.729       (a)$15.114
                                                             (b)$9.802        (b)$9.097        (b)$10.416       (b)$14.636
 Ending AUV................................................. (a)$9.347        (a)$10.729       (a)$15.114       (a)$16.633
                                                             (b)$9.097        (b)$10.416       (b)$14.636       (b)$16.066
 Ending Number of AUs....................................... (a)413,646       (a)443,972       (a)373,448       (a)340,334
                                                             (b)17,105        (b)17,016        (b)16,690        (b)11,360

-------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$12.358       (a)$9.746        (a)$9.979        (a)$10.443
                                                             (b)$12.218       (b)$9.612        (b)$9.817        (b)$10.247
 Ending AUV................................................. (a)$9.746        (a)$9.979        (a)$10.443       (a)$8.415
                                                             (b)$9.612        (b)$9.817        (b)$10.247       (b)$8.237
 Ending Number of AUs....................................... (a)612,888       (a)528,946       (a)466,075       (a)457,032
                                                             (b)16,837        (b)8,662         (b)9,000         (b)11,898

-------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$27.375       (a)$29.282       (a)$33.953       (a)$32.881
                                                             (b)$26.710       (b)$28.499       (b)$32.963       (b)$31.842
 Ending AUV................................................. (a)$29.282       (a)$33.953       (a)$32.881       (a)$42.204
                                                             (b)$28.499       (b)$32.963       (b)$31.842       (b)$40.769
 Ending Number of AUs....................................... (a)750,135       (a)668,496       (a)420,929       (a)259,077
                                                             (b)12,015        (b)11,527        (b)10,125        (b)6,382

-------------------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 01/19/10)
 Beginning AUV.............................................. (a)$11.644       (a)$12.238       (a)$12.595       (a)$11.834
                                                             (b)$11.663       (b)$12.268       (b)$12.641       (b)$11.847
 Ending AUV................................................. (a)$12.238       (a)$12.595       (a)$11.834       (a)$11.926
                                                             (b)$12.268       (b)$12.641       (b)$11.847       (b)$11.909
 Ending Number of AUs....................................... (a)287,872       (a)390,088       (a)1,719,057     (a)2,057,201
                                                             (b)9             (b)3,966         (b)11,958        (b)23,754

-------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares**
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$8.268        (a)$7.989        (a)$9.213        (a)$12.525
                                                             (b)$8.065        (b)$7.773        (b)$8.942        (b)$12.126
 Ending AUV................................................. (a)$7.989        (a)$9.213        (a)$12.525       (a)$14.143
                                                             (b)$7.773        (b)$8.942        (b)$12.126       (b)$13.658
 Ending Number of AUs....................................... (a)1,118,951     (a)935,343       (a)787,183       (a)663,103
                                                             (b)22,485        (b)17,875        (b)16,973        (b)16,484

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature


        * Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

        ** On May 1, 2015, the Alliance Growth Portfolio was renamed SA AB Growth Portfolio.


                                      A-5



                                                                                 FISCAL YEAR
                                                               INCEPTION TO         ENDED
VARIABLE PORTFOLIOS                                               4/30/07          4/30/08
============================================================ ================ ================
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares**
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$13.889       (a)$15.234
                                                             (b)$13.717       (b)$15.009
 Ending AUV................................................. (a)$15.234       (a)$15.517
                                                             (b)$15.009       (b)$15.250
 Ending Number of AUs....................................... (a)99,711        (a)185,060
                                                             (b)2,662         (b)4,817

-------------------------------------------------------------
SA MARSICO FOCUSED GROWTH - SAST Class 3 Shares***
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$10.000       (a)$10.506
                                                             (b)$10.000       (b)$10.480
 Ending AUV................................................. (a)$10.506       (a)$10.868
                                                             (b)$10.480       (b)$10.814
 Ending Number of AUs....................................... (a)188,139       (a)286,983
                                                             (b)15,459        (b)18,673

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares****
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$10.250       (a)$11.574
                                                             (b)$10.000       (b)$11.258
 Ending AUV................................................. (a)$11.574       (a)$11.633
                                                             (b)$11.258       (b)$11.285
 Ending Number of AUs....................................... (a)12,996        (a)42,913
                                                             (b)2,114         (b)2,114

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares*****
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$14.843       (a)$16.686
                                                             (b)$14.649       (b)$16.427
 Ending AUV................................................. (a)$16.686       (a)$15.972
                                                             (b)$16.427       (b)$15.684
 Ending Number of AUs....................................... (a)2,672,769     (a)7,319,045
                                                             (b)70,970        (b)148,355

-------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$10.000       (a)$11.474
                                                             (b)$10.000       (b)$11.444
 Ending AUV................................................. (a)$11.474       (a)$10.611
                                                             (b)$11.444       (b)$10.557
 Ending Number of AUs....................................... (a)897,041       (a)1,344,638
                                                             (b)11,515        (b)17,817

-------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$10.000       (a)$10.696
                                                             (b)$10.000       (b)$10.669
 Ending AUV................................................. (a)$10.696       (a)$9.254
                                                             (b)$10.669       (b)$9.207
 Ending Number of AUs....................................... (a)310,607       (a)1,640,217
                                                             (b)4,276         (b)25,855

-------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$2.398        (a)$2.440
                                                             (b)$2.367        (b)$2.399
 Ending AUV................................................. (a)$2.440        (a)$2.404
                                                             (b)$2.399        (b)$2.356
 Ending Number of AUs....................................... (a)16,027        (a)149,529
                                                             (b)119           (b)119

-------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 08/28/06)
 Beginning AUV.............................................. (a)$9.540        (a)$11.568
                                                             (b)$9.418        (b)$11.413
 Ending AUV................................................. (a)$11.568       (a)$12.435
                                                             (b)$11.413       (b)$12.230
 Ending Number of AUs....................................... (a)2,767         (a)57,143
                                                             (b)32            (b)1,711

-------------------------------------------------------------



                                                                FISCAL YEAR      FISCAL YEAR       8 MONTHS        FISCAL YEAR
                                                                   ENDED            ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                               4/30/09          4/30/10         12/31/10*        12/31/11
============================================================ ================ ================ ================ ================
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares**
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$15.517       (a)$16.494       (a)$18.130       (a)$18.572
                                                             (b)$15.250       (b)$16.169       (b)$17.729       (b)$18.130
 Ending AUV................................................. (a)$16.494       (a)$18.130       (a)$18.572       (a)$19.539
                                                             (b)$16.169       (b)$17.729       (b)$18.130       (b)$19.026
 Ending Number of AUs....................................... (a)2,961,651     (a)4,141,983     (a)4,388,791     (a)4,126,544
                                                             (b)36,304        (b)60,027        (b)61,101        (b)54,171

-------------------------------------------------------------
SA MARSICO FOCUSED GROWTH - SAST Class 3 Shares***
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$10.868       (a)$6.923        (a)$9.420        (a)$10.252
                                                             (b)$10.814       (b)$6.871        (b)$9.327        (b)$10.133
 Ending AUV................................................. (a)$6.923        (a)$9.420        (a)$10.252       (a)$9.994
                                                             (b)$6.871        (b)$9.327        (b)$10.133       (b)$9.853
 Ending Number of AUs....................................... (a)300,386       (a)286,710       (a)281,580       (a)259,755
                                                             (b)14,370        (b)14,792        (b)14,614        (b)14,239

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares****
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$11.633       (a)$7.895        (a)$10.594       (a)$11.064
                                                             (b)$11.285       (b)$7.639        (b)$10.225       (b)$10.661
 Ending AUV................................................. (a)$7.895        (a)$10.594       (a)$11.064       (a)$10.734
                                                             (b)$7.639        (b)$10.225       (b)$10.661       (b)$10.317
 Ending Number of AUs....................................... (a)2,174,932     (a)2,562,919     (a)2,607,470     (a)2,550,427
                                                             (b)26,380        (b)37,294        (b)41,067        (b)40,679

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares*****
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$15.972       (a)$12.538       (a)$15.511       (a)$16.191
                                                             (b)$15.684       (b)$12.282       (b)$15.156       (b)$15.794
 Ending AUV................................................. (a)$12.538       (a)$15.511       (a)$16.191       (a)$16.323
                                                             (b)$12.282       (b)$15.156       (b)$15.794       (b)$15.882
 Ending Number of AUs....................................... (a)8,954,648     (a)8,460,296     (a)7,741,197     (a)6,607,241
                                                             (b)170,696       (b)153,645       (b)132,568       (b)121,360

-------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$10.611       (a)$7.074        (a)$11.289       (a)$11.812
                                                             (b)$10.557       (b)$7.020        (b)$11.175       (b)$11.673
 Ending AUV................................................. (a)$7.074        (a)$11.289       (a)$11.812       (a)$10.749
                                                             (b)$7.020        (b)$11.175       (b)$11.673       (b)$10.596
 Ending Number of AUs....................................... (a)4,884,063     (a)4,330,001     (a)4,053,341     (a)3,847,381
                                                             (b)53,472        (b)57,801        (b)56,013        (b)56,523

-------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$9.254        (a)$6.286        (a)$9.420        (a)$10.073
                                                             (b)$9.207        (b)$6.239        (b)$9.326        (b)$9.956
 Ending AUV................................................. (a)$6.286        (a)$9.420        (a)$10.073       (a)$9.642
                                                             (b)$6.239        (b)$9.326        (b)$9.956        (b)$9.506
 Ending Number of AUs....................................... (a)3,324,032     (a)3,100,603     (a)2,830,259     (a)2,556,855
                                                             (b)43,664        (b)41,058        (b)36,365        (b)36,103

-------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$2.404        (a)$1.557        (a)$2.188        (a)$2.419
                                                             (b)$2.356        (b)$1.519        (b)$2.117        (b)$2.333
 Ending AUV................................................. (a)$1.557        (a)$2.188        (a)$2.419        (a)$2.264
                                                             (b)$1.519        (b)$2.117        (b)$2.333        (b)$2.176
 Ending Number of AUs....................................... (a)287,465       (a)315,915       (a)320,100       (a)242,634
                                                             (b)119           (b)118           (b)118           (b)118

-------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 08/28/06)
 Beginning AUV.............................................. (a)$12.435       (a)$7.748        (a)$10.434       (a)$11.635
                                                             (b)$12.230       (b)$7.601        (b)$10.210       (b)$11.367
 Ending AUV................................................. (a)$7.748        (a)$10.434       (a)$11.635       (a)$12.229
                                                             (b)$7.601        (b)$10.210       (b)$11.367       (b)$11.918
 Ending Number of AUs....................................... (a)80,416        (a)66,585        (a)70,248        (a)86,663
                                                             (b)3,232         (b)2,853         (b)2,849         (b)2,301

-------------------------------------------------------------



                                                                FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                                   ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                              12/31/12         12/31/13         12/31/14
============================================================ ================ ================ ===============
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares**
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$19.539       (a)$20.731       (a)$19.768
                                                             (b)$19.026       (b)$20.136       (b)$19.154
 Ending AUV................................................. (a)$20.731       (a)$19.768       (a)$20.493
                                                             (b)$20.136       (b)$19.154       (b)$19.806
 Ending Number of AUs....................................... (a)4,137,852     (a)3,874,189     (a)3,403,874
                                                             (b)59,758        (b)62,082        (b)64,352

-------------------------------------------------------------
SA MARSICO FOCUSED GROWTH - SAST Class 3 Shares***
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$9.994        (a)$10.997       (a)$14.652
                                                             (b)$9.853        (b)$10.815       (b)$14.373
 Ending AUV................................................. (a)$10.997       (a)$14.652       (a)$16.119
                                                             (b)$10.815       (b)$14.373       (b)$15.773
 Ending Number of AUs....................................... (a)239,934       (a)462,720       (a)457,400
                                                             (b)11,369        (b)11,172        (b)13,091

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares****
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$10.734       (a)$12.650       (a)$16.493
                                                             (b)$10.317       (b)$12.129       (b)$15.774
 Ending AUV................................................. (a)$12.650       (a)$16.493       (a)$18.087
                                                             (b)$12.129       (b)$15.774       (b)$17.255
 Ending Number of AUs....................................... (a)2,367,983     (a)2,188,063     (a)1,975,503
                                                             (b)38,957        (b)33,183        (b)27,986

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares*****
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$16.323       (a)$17.971       (a)$21.153
                                                             (b)$15.882       (b)$17.443       (b)$20.480
 Ending AUV................................................. (a)$17.971       (a)$21.153       (a)$22.689
                                                             (b)$17.443       (b)$20.480       (b)$21.912
 Ending Number of AUs....................................... (a)5,693,953     (a)5,330,277     (a)4,737,205
                                                             (b)102,625       (b)90,771        (b)86,978

-------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$10.749       (a)$12.609       (a)$17.185
                                                             (b)$10.596       (b)$12.399       (b)$16.856
 Ending AUV................................................. (a)$12.609       (a)$17.185       (a)$18.550
                                                             (b)$12.399       (b)$16.856       (b)$18.149
 Ending Number of AUs....................................... (a)3,375,489     (a)1,887,813     (a)1,400,384
                                                             (b)51,662        (b)35,881        (b)26,276

-------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$9.642        (a)$11.240       (a)$15.050
                                                             (b)$9.506        (b)$11.054       (b)$14.764
 Ending AUV................................................. (a)$11.240       (a)$15.050       (a)$14.889
                                                             (b)$11.054       (b)$14.764       (b)$14.569
 Ending Number of AUs....................................... (a)2,203,082     (a)1,429,345     (a)1,193,855
                                                             (b)34,361        (b)28,227        (b)23,905

-------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 05/01/06)
 Beginning AUV.............................................. (a)$2.264        (a)$2.413        (a)$3.005
                                                             (b)$2.176        (b)$2.322        (b)$2.888
 Ending AUV................................................. (a)$2.413        (a)$3.005        (a)$3.711
                                                             (b)$2.322        (b)$2.888        (b)$3.557
 Ending Number of AUs....................................... (a)203,793       (a)159,290       (a)154,555
                                                             (b)118           (b)0             (b)0

-------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 08/28/06)
 Beginning AUV.............................................. (a)$12.229       (a)$13.725       (a)$16.287
                                                             (b)$11.918       (b)$13.343       (b)$15.794
 Ending AUV................................................. (a)$13.725       (a)$16.287       (a)$18.121
                                                             (b)$13.343       (b)$15.794       (b)$17.528
 Ending Number of AUs....................................... (a)71,959        (a)65,060        (a)53,124
                                                             (b)2,216         (b)2,758         (b)2,718

-------------------------------------------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional EstatePlus feature


        * Effective December 31, 2010, the Separate Account fiscal year end changed from April 30 to December 31.

        ** On January 16, 2015, the Total Return Bond Portfolio was renamed SA JPMorgan MFS Core Bond Portfolio.
        *** On May 1, 2015, the Marsico Focused Growth Portfolio was renamed SA Marsico Focused Growth Portfolio.
        ****  On May 1, 2015, the MFS Massachusetts Investors Trust Portfolio
              was renamed SA MFS Massachusetts Investors Trust Portfolio.
        ***** On May 1, 2015, the MFS Total Return Portfolio was renamed SA MFS
              Total Return Portfolio.


                                      A-6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX B - THE GUARANTEE FOR CONTRACTS ISSUED PRIOR TO DECEMBER 29, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


GUARANTEE OF INSURANCE OBLIGATIONS


The Company's insurance policy obligations for individual and group contracts issued by SunAmerica Annuity prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor").

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

Guarantees for contracts and certificates issued prior to the Merger will continue after the Merger. As a result, the Merger of SunAmerica Annuity into AGL will not impact the insurance obligations under the Guarantee. PLEASE SEE THE COMPANY ABOVE FOR MORE DETAILS REGARDING THE MERGER.


American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home, an affiliate of the Company, is an indirect wholly owned subsidiary of American International Group, Inc.


                                      B-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



     PROSPECTUS PROVISION                       AVAILABILITY OR VARIATION                    ISSUE STATE
Administration Charge         Contract Maintenance Fee is $30.                             New Mexico
                                                                                           North Dakota
Administrative Charge         Charge will be deducted pro-rata from Variable Portfolios    Washington
                                only.
Annuity Date                  You may begin the Income Phase any time after your first     Florida
                                contract anniversary.
Death Benefits                If the contract is issued on or after your 83rd birthday,    Washington
                                but before your 86th birthday, the death benefit is
                              the greater of: 1) contract value or 2) Gross Purchase
                                Payments received prior to your 86th birthday
                              reduced for any withdrawals in the same proportion that the contract value was reduced by such withdrawal.
Death Benefits Upon Spousal   If the Continuing Spouse continues the contract on or after  Washington the Continuing Spouse's 83rd birthday but before
Continuation                  their 86th birthday, the death benefit is the greater of:
                                1) contract value or 2) contract value on the
                              Continuation date, plus Gross Purchase Payments received
                                after the Continuation Date but before the
                              Continuing Spouse's 86th birthday, reduced for any
                                withdrawals in the same proportion that the contract
                              value was reduced by such withdrawal.
Free Look                     If you reside in Arizona and are age 65 or older on your     Arizona
                                Contract Date, the Free Look period is 30 days.
Free Look                     If you reside in California and are age 60 or older on your  California
                                Contract Date, the Free Look period is 30 days.
Letter of Intent              The Letter of Intent is not applicable.                      Oregon
                                                                                           Texas
                                                                                           Washington
MarketLock                    Charge will be deducted pro-rata from Variable Portfolios    Washington
                                only.
MarketLock Income Plus        Charge will be deducted pro-rata from Variable Portfolios    Oregon
                                only.
MarketLock For Life Plus                                                                   Texas
                                                                                           Washington
Premium Tax                   We deduct premium tax charges of 0.50% for Qualified         California
                                contracts and 2.35% for Non-Qualified contracts
                              based on contract value when you begin the Income Phase.
Premium Tax                   We deduct premium tax charges of 2.0% for Non-Qualified      Maine
                                contracts based on total Purchase Payments
                              when you begin the Income Phase.
Premium Tax                   We deduct premium tax charges of 3.5% for Non-Qualified      Nevada
                                contracts based on contract value when you begin
                              the Income Phase.
Premium Tax                   For the first $500,000 in the contract, we deduct premium    South Dakota
                                tax charges of 1.25% for Non-Qualified contracts
                              based on total Purchase Payments when you begin the Income
                                Phase. For any amount in excess of $500,000
                              in the contract, we deduct front-end premium tax charges of
                                0.08% for Non-Qualified contracts based on
                              total Purchase Payments when you begin the Income Phase.
Premium Tax                   We deduct premium tax charges of 1.0% for Qualified          West Virginia
                                contracts and 1.0% for Non-Qualified contracts based
                              on contract value when you begin the Income Phase.
Premium Tax                   We deduct premium tax charges of 1.0% for Non-Qualified      Wyoming
                                contracts based on total Purchase Payments
                              when you begin the Income Phase.
Transfer Privilege            Any transfer over the limit of 15 will incur a $10 transfer  Pennsylvania
                                fee.                                                       Texas


                                      C-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX D - LIVING BENEFIT PROVISIONS FOR CONTRACTS ISSUED PRIOR TO MAY 1,
                                      2008
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING IS A DESCRIPTION OF CERTAIN DIFFERENCES IN THE LIVING BENEFIT PROVISIONS APPLICABLE TO CONTRACTS ISSUED PRIOR TO MAY 1, 2008 FROM THOSE DESCRIBED IN THE OPTIONAL LIVING BENEFITS SECTION OF THE PROSPECTUS.


MARKETLOCK FOR LIFE PLUS

IF YOU PURCHASED YOUR CONTRACT PRIOR TO MAY 1, 2008 AND ELECTED MARKETLOCK FOR LIFE PLUS THE FOLLOWING PROVISIONS APPLY TO YOUR FEATURE.

THE TABLES THAT PROVIDE THE AGE REQUIREMENT FOR ELECTING THE FEATURE ARE AS
FOLLOWS:


IF YOU ELECT ONE COVERED PERSON:


                                  COVERED PERSON
                                MINIMUM     MAXIMUM
                                  AGE       AGE(1)
          One Owner               50          75
         Joint Owners
   (based on the age of the
         older Owner)             50          75

IF YOU ELECT TWO COVERED PERSONS:


                               COVERED PERSON #1      COVERED PERSON #2
                              MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                                AGE        AGE(1)       AGE       AGE(1)
       NON-QUALIFIED:
        Joint Owners            50          75          50          85
       NON-QUALIFIED:
       One Owner with
      Spousal Beneficiary       50          75          50        N/A(2)
         QUALIFIED:
       One Owner with
      Spousal Beneficiary       50          75          50        N/A(2)

The Income Credit is calculated as 6% of the Income Credit Base.


What determines the Maximum Annual Withdrawal Percentage?


ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


         AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE*
  At least age 50 but prior to 60th birthday              4%
  At least age 60 but prior to 76th birthday              5%
              On or after 76th birthday                   6%

TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:


      AGE OF THE YOUNGER COVERED PERSON
        OR SURVIVING COVERED PERSON AT               MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE*
  At least age 50 but prior to 60th birthday              4%
  At least age 60 but prior to 76th birthday              5%
              On or after 76th birthday                   6%

* The amount of any withdrawal, including any charges applicable to the withdrawal, must be within the Maximum Annual Withdrawal Amount. If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount in any given year, no portion of the RMD withdrawal will be treated as an Excess Withdrawal. Any portion of a withdrawal that is greater than either the Maximum Annual Withdrawal Amount or the RMD amount (based only on this contract) will be considered an Excess Withdrawal.


What is the fee for MarketLock For Life Plus?

The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives. The fee is as follows:


  ALL YEARS IN WHICH THE
   FEATURE IS IN EFFECT         ANNUALIZED FEE
 For One Covered Person     0.70% of Benefit Base
 For Two Covered Persons    0.95% of Benefit Base

MARKETLOCK

IF YOU PURCHASED YOUR CONTRACT IN OREGON PRIOR TO JANUARY 16, 2007 OR IN TEXAS PRIOR TO OCTOBER 13, 2006 AND YOU ELECTED MARKETLOCK, THE FOLLOWING PROVISIONS APPLY TO YOUR FEATURE.

All references to eligibility for lifetime withdrawals if the first withdrawal is taken after your 65th birthday do not apply to your benefit.


THE MARKETLOCK SUMMARY TABLE IS REPLACED WITH THE FOLLOWING:


MARKETLOCK SUMMARY TABLE


                                      MAXIMUM                              MAXIMUM
                                      ANNUAL                               ANNUAL
                                    WITHDRAWAL      INITIAL MINIMUM      WITHDRAWAL
                                    PERCENTAGE*        WITHDRAWAL       PERCENTAGE IF
                                   PRIOR TO ANY     PERIOD PRIOR TO     EXTENSION IS
    TIME OF FIRST WITHDRAWAL         EXTENSION       ANY EXTENSION         ELECTED
 Before 7th Benefit Year               5%              20 years              5%
   anniversary
 On or after 7th Benefit Year          7%           14.28 years**            7%
   anniversary

* If you are taking minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only, is greater than the Maximum Annual Withdrawal Amount, that portion of the withdrawal will not be treated as an Excess Withdrawal. Any portion of an RMD withdrawal that is based on amounts greater than for this


                                      D-1


    contract alone will be considered an Excess Withdrawal. This may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period.

** The fractional year indicates that the final withdrawal may be taken at any time during the final year of the Minimum Withdrawal Period.


                                      D-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




Certain death benefits are either no longer offered or have changed since first being offered. If your contract was issued prior to May 1, 2009, please see Appendix F for a description of the death benefit calculations and death benefit calculations following a Spousal Continuation for your contract.

THE FOLLOWING DETAILS THE DEATH BENEFIT PAYABLE UPON THE CONTINUING SPOUSE'S DEATH. THE DEATH BENEFIT WE WILL PAY TO THE NEW BENEFICIARY CHOSEN BY THE CONTINUING SPOUSE VARIES DEPENDING ON WHETHER THE LIVING BENEFIT WAS ELECTED, THE AGE OF THE CONTINUING SPOUSE AS OF THE CONTINUATION DATE AND THE CONTINUING SPOUSE'S DATE OF DEATH.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if the Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT GROSS PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO GROSS PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

The death benefit is calculated differently depending on whether you have also elected the Living Benefit described above.


A.   DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITHOUT ELECTION OF THE LIVING
BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit is the greatest of:

     a.   Contract value; or

     b. Contract value on the Continuation Date, plus Gross Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for withdrawals in the same proportion that the withdrawal reduced contract value on that date of such withdrawal; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death. The anniversary value for any year is equal to the contract value on the applicable contract anniversary, plus Continuation Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

     a.   Contract value; or

     b.   The lesser of:

          (1) Contract value on the Continuation Date, plus Gross Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

          (2)   125% of contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITH ELECTION OF THE LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

     a.   Contract value; or

     b. Contract value on the Continuation Date, plus Gross Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced by any Withdrawal Adjustment; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of Continuing Spouse's


                                      E-1


          83rd birthday or date of death, plus Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced by any Withdrawal Adjustment.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

     a.   Contract value; or

     b.   the lesser of:

          (1) Contract value on the Continuation Date, plus Gross Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

          (2)   125% of contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


                                      E-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  APPENDIX F - OPTIONAL DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS

                   FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2009
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




DEATH BENEFIT DEFINED TERMS


Capital terms used in this Appendix have the same meaning as they have in the prospectus.

The term "Continuation Purchase Payment" is used to describe the death benefit payable upon a spousal continuation. We define Continuation Purchase Payment as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT GROSS PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO GROSS PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

THE PURCHASE PAYMENT ACCUMULATION DEATH BENEFIT WAS AVAILABLE FOR ELECTION ON CONTRACTS ISSUED PRIOR TO MAY 1, 2009:


PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1.   Contract value; or

     2. Purchase Payments, compounded at 3% annual growth to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary.

     4. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

THE PURCHASE PAYMENT ACCUMULATION DEATH BENEFIT FOLLOWING SPOUSAL CONTINUATION.


PURCHASE PAYMENT ACCUMULATION OPTION

If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

     a.   Contract value; or

     b. Continuation Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Purchase Payments received after the Continuing Spouse's 75th birthday; or

     c. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Purchase Payments received after the seventh contract anniversary date.

     d. Contract value on the Continuation Date, plus Gross Continuation Purchase Payments, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal.

If the Continuing Spouse is age 75-82 on the Continuation Date, then the death benefit will be the greatest of:

     a.   Contract value; or

     b. Contract value on the Continuation Date, plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greatest of:

     a.   Contract value; or

     b.   The lesser of:

              (1) Contract value on the Continuation Date, plus Gross Continuation Purchase Payments reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

              (2)    125% of the contract value.

                                      F-1



If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit will be equal to the contract value.

THE FOLLOWING PROVISION APPLIES FOR THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT IF YOU ELECTED THIS OPTION PRIOR TO MAY 1, 2007:

If you die on or after your 90th birthday, the death benefit is equal to your contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death.

THE FOLLOWING PROVISION APPLIES FOR THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOLLOWING SPOUSAL CONTINUATION IF THE ORIGINAL OWNER ELECTED THIS OPTION PRIOR TO MAY 1, 2007:

If the Continuing Spouse is age 86 or older on the Continuation Date or age 90 or older at the time of death, the death benefit is equal to contract value.

THE OPTIONAL ESTATEPLUS BENEFIT WAS AVAILABLE FOR ELECTION ON CONTRACTS ISSUED PRIOR TO MAY 1, 2009:


OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement death benefit, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you were age 81 or older at the time we issued your contract. This benefit is not available for election in Washington.

You must have elected EstatePlus at the time we issued your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:


 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
 Years 0 - 4      25% of Earnings     40% of Purchase Payments
 Years 5 - 9      40% of Earnings     65% of Purchase Payments*
 Years 10+        50% of Earnings     75% of Purchase Payments*

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:


 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
 All Contract     25% of Earnings     40% of Purchase Payments*
 Years

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Purchase Payments for the purpose of the Maximum EstatePlus Benefit.


What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.


What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.


What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Purchase Payments, as indicated in the table above.


THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary.

The EstatePlus benefit is only available if the original owner elected
EstatePlus.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary Value option.


                                      F-2



On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:


 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE           ESTATEPLUS BENEFIT
 Years 0-4        25% of Earnings     40% of contract value on
                                      the Continuation Date plus
                                      any Continuation Purchase
                                      Payments*
 Years 5-9        40% of Earnings     65% of contract value on
                                      the Continuation Date plus
                                      any Continuation Purchase
                                      Payments*
 Years 10+        50% of Earnings     75% of contract value on
                                      the Continuation Date plus
                                      any Continuation Purchase
                                      Payments*

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:


 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE           ESTATEPLUS BENEFIT
 All Contract     25% of Earnings     40% of contract value on
 Years                                the Continuation Date plus
                                      any Continuation Purchase
                                      Payments*

* Continuation Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Purchase Payments for the purpose of the Maximum EstatePlus Benefit calculation.


What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus benefit as indicated in the tables above.


What is the EstatePlus benefit?

We determine the EstatePlus benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1)    equals the contract value on the Continuing Spouse's date of death;

     (2) equals the contract value on the Continuation Date plus any Continuation Purchase Payment(s).


What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus benefit is equal to a specified percentage of the contract value on the Continuation Date plus any Continuation Purchase Payments, as indicated in the tables above. The contract value on the Continuation Date is reduced proportionately for withdrawals after the Continuation Date (including any fees or charges applicable to the withdrawal).

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

                                      F-3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX G - SALES CHARGE AND RIGHTS OF ACCUMULATION FOR CONTRACTS ISSUED

                           PRIOR TO NOVEMBER 9, 2009
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




UPFRONT SALES CHARGE


We may apply an up front sales charge against the Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount.

Your investment amount is determined on the day we receive a Gross Purchase Payment and is the greater of:

     1.   The sum of:

            (a)        the Gross Purchase Payment amount;

            (b)        the current contract value of this contract; and

            (c) the current contract value of any eligible related contracts as defined under the Rights of Accumulation section below; or

     2.   The amount, if any, you agree to contribute to this contract.


                                       SALES CHARGE AS A
                                         PERCENTAGE OF
                                        GROSS PURCHASE
         INVESTMENT AMOUNT             PAYMENT INVESTED
 Less than $50,000                                5.75%
 $50,000 but less than $100,000                   4.75%
 $100,000 but less than $250,000                  3.50%
 $250,000 but less than $500,000                  2.50%
 $500,000 but less than $1,000,000                2.00%
 $1,000,000 or more                              0.50%*

* Additionally, a withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. PLEASE SEE PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE IN THE PROSPECTUS.

We call the above investment levels "breakpoints." You can reduce your sales charge by increasing your investment amount to reach the next breakpoint. For example, an investment amount of $50,000 brings you to the first breakpoint and entitles you to a reduced sales charge of 4.75%.


REDUCING YOUR SALES CHARGES

Our Rights of Accumulation feature allows you to combine your current Gross Purchase Payment with other Gross Purchase Payments and/or contract values so that you may take advantage of the breakpoints in the sales charge schedule.

Other sales charge reductions may be available to clients of financial planners, institutions, broker-dealer representatives or registered investment advisers utilizing fee based services. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED IN THE PROSPECTUS.

RIGHTS OF ACCUMULATION

You may qualify for a reduced sales charge through Rights of Accumulation. Rights of Accumulation involves combining your current Gross Purchase Payment with the current contract values of this contract and eligible related contracts and mutual funds so that you may reduce the sales charge on your current Gross Purchase Payment(s) into this contract. A list of eligible contracts and mutual funds may be obtained from your financial representative. The sales charge corresponding to this combined investment amount is deducted from your current Gross Purchase Payment.

In order to use Rights of Accumulation to reduce your sales charge using contracts other than this contract, you or your financial representative must inform us of the related contracts and mutual funds each time you make a Gross Purchase Payment. The sales charge for Gross Purchase Payments submitted using Rights of Accumulation privileges will be based on the breakpoint corresponding to the sum of (1) your current Gross Purchase Payment; (2) your current contract value; and (3) the current values of your eligible related contracts and mutual funds (not available in Florida and Vermont).

For purposes of calculating your investment amount, the current contract value is the value of your contract and any eligible related contracts as of the close of the market on the last previous NYSE business day less any current day withdrawals, adjusted for any current day transactions.


     EXAMPLE:

     Assume your contract has a current value of $20,000. You have a second contract with us which qualifies for Rights of Accumulation that has a current value of $25,000. You make a $5,000 Gross Purchase Payment and inform us of your eligible related contracts at the time you make your payment. The sales charge applicable to the current Gross Purchase Payment is based on the sales charge corresponding to the sum of: (1) your current Gross Purchase Payment ($5,000); (2) the current contract value of this contract ($20,000); and (3) the current contract value of your related contract ($25,000). The sum of these values is $50,000. We deduct the sales charge corresponding to an investment amount of $50,000, or 4.75%, from your $5,000 Gross Purchase Payment. Without the benefit of Rights of Accumulation your sales charge would have been 5.75%.

We reserve the right to modify, suspend, or terminate this program at any time.

                                      G-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
         APPENDIX H - EXAMPLE OF SALES CHARGE CALCULATION FOR CONTRACTS

                      ISSUED ON OR AFTER NOVEMBER 9, 2009
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Assume that at contract issue (in January), you make an initial Gross Purchase Payment of $40,000. We deduct a sales charge of 5.75%. Two months later (in March), assuming that the contract value is $35,000, you make a subsequent Gross Purchase Payment of $100,000, which puts your contract in the investment amount of $140,000 ($100,000 + the greater of $35,000 and $40,000 ($40,000 +
$100,000)). We deduct a sales charge of 3.50%. Two months later (in May), you take a withdrawal of $50,000. Three months later (in August), assuming the contract value is $85,000, you make a subsequent Gross Purchase Payment of $160,000, which puts your contract in the investment amount of $250,000 ($160,000 + the greater of $85,000 and $90,000 ($160,000 + $40,000 + $100,000 -
$50,000)). We deduct a sales charge of 2.50%. The following year (in February), assuming the contract value is $280,000, you make a subsequent Gross Purchase Payment of $240,000, which puts your contract in the investment amount of $520,000 ($240,000 + the greater of $280,000 and $250,000 ($240,000 +
$280,000)). We deduct a sales charge of 2.00%.


                AMOUNT    CONTRACT VALUE ON
               OF GROSS      DATE GROSS      SUM OF PREVIOUS      SUM OF
 TRANSACTION   PURCHASE   PURCHASE PAYMENT    GROSS PURCHASE   WITHDRAWALS   INVESTMENT   SALES
    MONTH       PAYMENT      IS RECEIVED         PAYMENTS         TAKEN        AMOUNT     CHARGE
    January   $ 40,000          N/A               N/A             N/A       $ 40,000      5.75%
     March    $100,000   $ 35,000           $ 40,000          $     0       $140,000      3.50%
     August   $160,000   $ 85,000           $140,000          $50,000       $250,000      2.50%
    February  $240,000   $280,000           $300,000          $50,000       $520,000      2.00%


                                      H-1



    Please forward a copy (without charge) of the PolarisII A-Class Platinum Series Variable Annuity Statement
                                           of Additional Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: American General Life Insurance Company, Annuity Service Center, P.O. Box 15570,
 Amarillo, Texas 79105-5570

                       STATEMENT OF ADDITIONAL INFORMATION


              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT SEVEN

  POLARIS II A-CLASS AND POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITIES


This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated May 1, 2015, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570


                                  May 1, 2015

                                TABLE OF CONTENTS


                                                                             PAGE
                                                                             ----
Separate Account and the Company.........................................      3

General Account .........................................................      4

Performance Data ........................................................      5

Annuity Income Payments .................................................      9

Annuity Unit Values .....................................................     10

Taxes ...................................................................     13

Broker-Dealer Firms Receiving Revenue Sharing Payments...................     25

Distribution of Contracts ...............................................     26

Financial Statements ....................................................     26

                        SEPARATE ACCOUNT AND THE COMPANY

     American General Life Insurance Company ("AGL" or the "Company") is a stock life insurance company organized under the laws of the State of Texas. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company's, and American International Group has no legal obligation to back those commitments.

     On December 31, 2012, SunAmerica Annuity and Life Insurance Company ("SunAmerica Annuity"), an affiliate of AGL, merged with and into AGL ("Merger"). Prior to this date, the contracts in all states except New York were issued by SunAmerica Annuity.

     Variable Annuity Account Seven ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of Anchor National. Anchor National was incorporated in the State of California on April 12, 1965. Anchor National redomesticated to the State of Arizona on January 1, 1996. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company. These were name changes only and did not affect the substance of any contract. Prior to December 31, 2012, the Separate Account was a separate account of SunAmerica Annuity. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, the Separate Account was transferred to and became a Separate Account of AGL under Texas law.

     The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

     The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the

Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

         Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable income payments).

                        AMERICAN HOME ASSURANCE COMPANY

         All references in this SAI to American Home Assurance Company ("American Home") apply only to contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time. American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.

                                 GENERAL ACCOUNT

         The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to fixed and/or DCA (non-MVA) fixed account options available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

         The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA

     From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

     We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

     The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

     For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

         Performance data for the various Variable Portfolios are computed in the manners described below.

CASH MANAGEMENT PORTFOLIO


         Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                  Base Period Return = (EV-SV)/(SV)

         where:

                  SV = value of one Accumulation Unit at the start of a 7 day period

                  EV = value of one Accumulation Unit at the end of the 7 day period


         The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period.

         The current yield is then obtained by annualizing the Base Period
Return:

                  Current Yield = (Base Period Return) x (365/7)

         The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                             365/7
                  Effective Yield = [(Base Period Return + 1)      - 1]

         The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

          Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Portfolio's yield may become negative, which may result in a decline in value of your investment.



OTHER VARIABLE PORTFOLIOS

         The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."

         Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the following formulas:

         For Polaris II A-Class and Polaris II A-Class Platinum Series contracts:

                                n
                  [(1-SC)P](1+T) = ERV

where:            P  =  a hypothetical initial payment of $1,000
                  T  =  average annual total return
                  n  =  number of years
                 SC  =  sales charge

                ERV  =  ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof)

        These rates of return do not reflect election of EstatePlus. The rates of return would be lower if EstatePlus were included in the calculation. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

PORTFOLIO ALLOCATOR MODELS PERFORMANCE

Please note, certain broker-dealers offer asset allocation models or sample portfolios that are different from the Portfolio Allocator Models. The performance information described below for the Portfolio Allocator Models is also applicable to the asset allocation models and sample portfolios.

The Separate Account also computes "total return" data for each of the Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each evaluation date (on or about May 1).
The model inception date is the date when the model was first offered for investment.

                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

         The initial annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employee-sponsored retirement plans, such classification is not permitted), premium taxes, if applicable, age of the Annuitant and designated second person, if any, and the income annuity option selected.

         The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable income payment. The number of Annuity Units determined for the first variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

         For fixed annuity income payments, the amount of the second and each subsequent monthly annuity income payment is the same as that determined above for the first monthly annuity income payment.

         For variable annuity income payments, the amount of the second and each subsequent monthly annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly income payment, above, by the Annuity Unit value as of the day preceding the date on which each annuity income payment is due.

ANNUITY INCOME PAYMENTS UNDER THE INCOME PROTECTOR PROGRAM

         If the Income Protector program is available and contract holders elect to begin income payments using the program, the income benefit base is determined as described in the prospectus. The initial income payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted), premium tax, if applicable, age of the Annuitant and designated second person, if any, and the Income Option selected.

         The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. The amount of the second and each subsequent income payment is the same as that determined above for the first monthly income payment.

                               ANNUITY UNIT VALUES

         The value of an Annuity Unit is determined independently for each Variable Portfolio.

         The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity income payments to increase (or not to decrease).

         The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity income payment will vary accordingly.

         For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

         The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

         The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

         (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

         (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

         The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

         ILLUSTRATIVE EXAMPLE

         Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                           NIF = ($11.46/$11.44)

                                  = 1.00174825

         The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

         In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                  $10.103523 x 1.00174825 x 0.99713732 = $10.092213

         To determine the initial payment, the initial income payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

         The NIF measures the performance of the funds that are the basis for the amount of future income payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate, the payment remains the same as the prior month. If the rate of the NIF is different than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

         ILLUSTRATIVE EXAMPLE

         Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second income payment date is $13.327695.

         P's first variable annuity income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable annuity income payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:


         First Variable Annuity Income Payment =
                                          $4.92 x ($116,412.31/$1,000) = $572.75

         The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his funds to another Variable Portfolio) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

         Annuity Units = $572.75/$13.256932 = 43.203812

         P's second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity income payment due date and by applying a monthly factor to neutralize the assumed investment rate of 3.5% per year.

              Second Variable Annuity Income Payment =
                                                               (1/12)
                              43.203812 x $13.327695x1/[(1.035)      ] = $574.16

         The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

         Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Income Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Income Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.

                                      TAXES
                                      -----

GENERAL

Note: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

    -  after attaining age 591/2;

    -  when paid to your beneficiary after you die;

    -  after you become disabled (as defined in the Code);

    - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 591/2, whichever is later;

    -  under an immediate annuity contract;

    - which are attributable to Purchase Payments made prior to August 14, 1982.


On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers).
An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;


     - distributions from IRAs for certain higher education expenses;


     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;


     - payments to certain reservists called up for active duty after September 11, 2001; or


     - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under
Section 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or,
(2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined under the Internal Revenue Code section to mean:

..  a citizen or resident of the United States

.. a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

..  any estate or trust other than a foreign estate or foreign trust (see
   Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

..  a person that meets the substantial presence test

..  any other person that is not a foreign person

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form, each of which is effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-8 or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.

OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.


FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities


Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2015 is the lesser of 100% of includible compensation or $18,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,000 in 2015 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2015 may not exceed the lesser of $53,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2015 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2015. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2015 of less than $98,000, your contribution may be fully deductible; if your income is between $98,000 and $118,000, your contribution may be partially deductible and if your income is $118,000 or more, your contribution may not be deductible. If you are single and your income in 2015 is less than $61,000, your contribution may be fully deductible; if your income is between $61,000 and $71,000, your contribution may be partially deductible and if your income is $71,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2015 is between $183,000 and $193,000, your contribution may be partially deductible.

(d) Roth IRAs


Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2015 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2015. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2015 is less than:
$183,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $116,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.


(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)


Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

             BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS
             ------------------------------------------------------


The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2014, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

Ameriprise Financial Services, Inc.
BancWest Investment Services, Inc.
CCO Investment Services Corporation
Cetera Advisor Network LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
cfd Investments, Inc
Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Fifth Third Securities, Inc.
FSC Securities Corp.
Infinex Investments, Inc.
Investacorp, Inc
Investment Professionals, Inc.
J.J.B. Hilliard, W.L. Lyons, Inc.
James Borello & Co
Janney Montgomery Scott LLC.
Lincoln Financial Advisor
Lincoln Financial Securities
LPL Financial Corporation
M&T Securities, Inc.
Morgan Stanley & Co., Incorporated
NEXT Financial Group, Inc.
Raymond James & Associates
Raymond James Financial
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Santander Securities LLC
Securities America, Inc.
Signator Financial Services, Inc.
Signator Investors/John Hancock Financial Network
Triad Advisors, Inc
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
UnionBanc Investment Services
United Planners Financial Services of
   America BBVA Compass Investment Solutions, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisor, LLC
Wescom Financial Services
Woodbury Financial Services, Inc.


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                            DISTRIBUTION OF CONTRACTS

     The contracts are offered on a continuous basis through AIG Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and
AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS


     PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for Variable Annuity Account Seven, American General Life Insurance Company ("AGL"), and American Home Assurance Company.


     You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

     The following financial statements are included in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:


     - Audited Financial Statements of Variable Annuity Account Seven of American General Life Insurance Company for the year ended December 31, 2014 and the results of its operations and the changes in its net assets for each of the periods indicated

     - Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2014, 2013 and 2012

     - Audited Statutory Financial Statements of American Home Assurance Company for the years ended December 31, 2014, 2013 and 2012

     The financial statements of AGL should be considered only as bearing on the ability of AGL to meet its obligation under the contracts.

     You should only consider the statutory financial statements of American Home Assurance Company ("American Home") that we include in the Statement of Additional Information as a bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee of insurance obligations under contracts issued prior to December 29, 2006, at 4:00 p.m. Eastern Time ("Point of Termination"). Contracts with an issue date after the Point of Termination are not covered by the American Home guarantee.

AMERICAN GENERAL
Life Companies

                                                 Variable Annuity Account Seven

                                                                           2014

                                                                  ANNUAL REPORT

                                                              December 31, 2014

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of American General Life Insurance Company and the Contractholders of its separate account, Variance Annuity Account Seven:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variance Annuity Account Seven (the "Separate Account"), a separate account of American General Insurance Company, at December 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the fund companies and transfer agents, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Houston, Texas
April 27, 2015

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

                                                    Due from (to)
                                                      American                                               Net
                                                       General                  Contract    Contract       assets
                                      Investment        Life                    owners -    owners -   attributable to
                                    securities - at   Insurance                 annuity   accumulation contract owner
Sub-accounts                          fair value       Company     Net Assets   reserves    reserves      reserves
------------                        --------------- ------------- ------------ ---------- ------------ ---------------
Lord Abbett Growth and Income
  Portfolio Class VC                 $109,905,333      $   (55)   $109,905,278 $  727,116 $109,178,162  $109,905,278
American Funds Growth-Income Fund
  Class 2                             420,114,740         (242)    420,114,498  1,005,520  419,108,978   420,114,498
American Funds Growth Fund Class 2    246,019,723         (219)    246,019,504    890,542  245,128,962   246,019,504
Lord Abbett Mid Cap Stock
  Portfolio Class VC                   72,950,084         (113)     72,949,971    368,633   72,581,338    72,949,971
American Funds Asset Allocation
  Fund Class 2                        370,800,759         (956)    370,799,803    817,001  369,982,802   370,799,803
American Funds Global Growth Fund
  Class 2                             320,038,089         (510)    320,037,579    734,430  319,303,149   320,037,579
Invesco VI American Franchise Fund
  Series II                             6,029,035           (1)      6,029,034         --    6,029,034     6,029,034
Invesco VI Comstock Fund Series II    293,008,458         (426)    293,008,032    531,118  292,476,914   293,008,032
Invesco VI Growth and Income Fund
  Series II                           299,533,797         (510)    299,533,287    664,800  298,868,487   299,533,287
Franklin Income Securities Fund        38,292,047         (473)     38,291,574     25,661   38,265,913    38,291,574
Franklin Templeton VIP Founding
  Funds Allocations Fund Class 2       19,201,737         (162)     19,201,575    183,629   19,017,946    19,201,575
AST Growth Portfolio Class 1           29,961,587           --      29,961,587    428,747   29,532,840    29,961,587
AST Growth Portfolio Class 3            6,230,985           (4)      6,230,981      2,874    6,228,107     6,230,981
AST Government and Quality Bond
  Portfolio Class 1                    37,867,284           --      37,867,284    100,300   37,766,984    37,867,284
AST Government and Quality Bond
  Portfolio Class 3                   192,691,025         (528)    192,690,497     14,711  192,675,786   192,690,497
AST Capital Appreciation Portfolio
  Class 1                              76,979,676        2,059      76,981,735    684,867   76,296,868    76,981,735
AST Capital Appreciation Portfolio
  Class 3                             164,905,714         (365)    164,905,349    215,878  164,689,471   164,905,349
AST Natural Resources Portfolio
  Class 3                               5,194,421           --       5,194,421         --    5,194,421     5,194,421
SAST Equity Index Portfolio Class 1    10,799,361           --      10,799,361     12,611   10,786,750    10,799,361
SAST Small Company Value Portfolio
  Class 1                               3,499,014           --       3,499,014         --    3,499,014     3,499,014
SAST Small Company Value Portfolio
  Class 3                              35,145,222          (61)     35,145,161     12,574   35,132,587    35,145,161
SAST Mid-Cap Growth Portfolio
  Class 1                               4,805,305           --       4,805,305     19,687    4,785,618     4,805,305
SAST Mid-Cap Growth Portfolio
  Class 3                              26,412,784          (35)     26,412,749      5,249   26,407,500    26,412,749
SAST Capital Growth Portfolio
  Class 1                                 880,086           --         880,086         --      880,086       880,086
SAST Capital Growth Portfolio
  Class 3                               4,134,644           (5)      4,134,639         --    4,134,639     4,134,639
SAST Blue Chip Growth Portfolio
  Class 1                               1,390,309           --       1,390,309         --    1,390,309     1,390,309
SAST Blue Chip Growth Portfolio
  Class 3                              10,483,787           (9)     10,483,778         --   10,483,778    10,483,778
SAST Growth Opportunities
  Portfolio Class 1                     1,935,620           --       1,935,620         --    1,935,620     1,935,620
SAST Growth Opportunities
  Portfolio Class 3                    20,567,078          (67)     20,567,011      3,065   20,563,946    20,567,011
SAST Technology Portfolio Class 1         352,524           --         352,524         --      352,524       352,524
SAST Technology Portfolio Class 3       1,171,859           --       1,171,859         --    1,171,859     1,171,859
SAST Marsico Focused Growth
  Portfolio Class 3                    24,105,914          (73)     24,105,841         --   24,105,841    24,105,841
SAST Small & Mid Cap Value
  Portfolio Class 3                    46,193,452         (171)     46,193,281     20,432   46,172,849    46,193,281
SAST Foreign Value Portfolio Class
  3                                   107,553,161         (272)    107,552,889     18,745  107,534,144   107,552,889
SAST Cash Management Portfolio
  Class 1                              11,261,187        1,030      11,262,217    168,213   11,094,004    11,262,217
SAST Cash Management Portfolio
  Class 3                              10,600,617          (47)     10,600,570         --   10,600,570    10,600,570
SAST Corporate Bond Portfolio
  Class 1                              49,607,195        1,030      49,608,225    181,343   49,426,882    49,608,225
SAST Corporate Bond Portfolio
  Class 3                             220,891,582         (677)    220,890,905    124,669  220,766,236   220,890,905
SAST Global Bond Portfolio Class 1     10,604,533        1,030      10,605,563      7,709   10,597,854    10,605,563
SAST Global Bond Portfolio Class 3     50,678,515         (196)     50,678,319     16,562   50,661,757    50,678,319
SAST High-Yield Bond Portfolio
  Class 1                              11,319,228           --      11,319,228      2,032   11,317,196    11,319,228
SAST High-Yield Bond Portfolio
  Class 3                              48,236,841         (139)     48,236,702     59,030   48,177,672    48,236,702
AST Asset Allocation Portfolio
  Class 1                              11,235,472           --      11,235,472     76,661   11,158,811    11,235,472
AST Asset Allocation Portfolio
  Class 3                              15,349,464          (21)     15,349,443      5,911   15,343,532    15,349,443
SAST Growth-Income Portfolio Class
  1                                    20,563,414        1,510      20,564,924    131,899   20,433,025    20,564,924
SAST Growth-Income Portfolio Class
  3                                    71,991,821         (228)     71,991,593      6,949   71,984,644    71,991,593
SAST Global Equities Portfolio
  Class 1                               5,380,965        1,647       5,382,612        242    5,382,370     5,382,612
SAST Global Equities Portfolio
  Class 3                               3,655,848           --       3,655,848         --    3,655,848     3,655,848
SAST Alliance Growth Portfolio
  Class 1                              23,794,657        3,912      23,798,569     30,639   23,767,930    23,798,569
SAST Alliance Growth Portfolio
  Class 3                              10,908,985           (2)     10,908,983         --   10,908,983    10,908,983
SAST MFS Massachusetts Investors
  Trust Portfolio Class 1               4,917,493           --       4,917,493     45,274    4,872,219     4,917,493
SAST MFS Massachusetts Investors
  Trust Portfolio Class 3             114,579,755         (408)    114,579,347      1,879  114,577,468   114,579,347
SAST Fundamental Growth Portfolio
  Class 1                              10,486,347           --      10,486,347     47,732   10,438,615    10,486,347
SAST Fundamental Growth Portfolio
  Class 3                               3,895,614           (9)      3,895,605      1,380    3,894,225     3,895,605
SAST Dynamic Allocation Portfolio
  Class 3                             984,909,653       (1,138)    984,908,515         --  984,908,515   984,908,515
SAST International Diversified
  Equities Portfolio Class 1            4,174,930        1,853       4,176,783     61,995    4,114,788     4,176,783
SAST International Diversified
  Equities Portfolio Class 3           16,617,413          (44)     16,617,369      6,188   16,611,181    16,617,369
SAST Davis Venture Value Portfolio
  Class 1                              53,311,292        3,569      53,314,861    213,942   53,100,919    53,314,861
SAST Davis Venture Value Portfolio
  Class 3                             109,817,687         (257)    109,817,430     74,404  109,743,026   109,817,430
SAST MFS Total Return Portfolio
  Class 1                              74,140,733         (213)     74,140,520    474,670   73,665,850    74,140,520
SAST MFS Total Return Portfolio
  Class 3                             132,290,451         (288)    132,290,163     41,926  132,248,237   132,290,163
SAST Total Return Bond Portfolio
  Class 1                              19,289,306         (138)     19,289,168    186,540   19,102,628    19,289,168
SAST Total Return Bond Portfolio
  Class 3                             202,099,219         (718)    202,098,501      7,848  202,090,653   202,098,501
SAST Telecom Utility Portfolio
  Class 1                               2,294,165           --       2,294,165     16,404    2,277,761     2,294,165
SAST Telecom Utility Portfolio
  Class 3                               2,228,333           --       2,228,333         --    2,228,333     2,228,333
SAST Equity Opportunities
  Portfolio Class 1                     9,617,649           --       9,617,649     45,322    9,572,327     9,617,649
SAST Equity Opportunities
  Portfolio Class 3                    31,276,440         (107)     31,276,333         --   31,276,333    31,276,333
SAST Aggressive Growth Portfolio
  Class 1                               5,185,777          755       5,186,532      7,861    5,178,671     5,186,532
SAST Aggressive Growth Portfolio
  Class 3                               1,188,665           (2)      1,188,663      1,234    1,187,429     1,188,663
SAST International Growth and
  Income Portfolio Class 1              7,705,549           --       7,705,549    166,120    7,539,429     7,705,549
SAST International Growth and
  Income Portfolio Class 3             18,589,117          (78)     18,589,039      3,794   18,585,245    18,589,039
SAST Emerging Markets Portfolio
  Class 1                               4,694,510        1,030       4,695,540      3,970    4,691,570     4,695,540
SAST Emerging Markets Portfolio
  Class 3                              16,978,782          (46)     16,978,736      2,087   16,976,649    16,978,736
SAST Real Estate Portfolio Class 1      5,002,463          617       5,003,080      8,757    4,994,323     5,003,080
SAST Real Estate Portfolio Class 3     20,740,976          (81)     20,740,895         --   20,740,895    20,740,895
SAST Dogs of Wall Street Portfolio
  Class 1                               4,852,753        2,265       4,855,018     18,347    4,836,671     4,855,018
SAST Dogs of Wall Street Portfolio
  Class 3                              33,004,572         (110)     33,004,462     21,136   32,983,326    33,004,462
SAST Balanced Portfolio Class 1        18,871,379        2,470      18,873,849     68,991   18,804,858    18,873,849
SAST Balanced Portfolio Class 3        20,070,868           (5)     20,070,863      6,819   20,064,044    20,070,863
SST Real Return Portfolio Class 3      77,691,158         (334)     77,690,824         --   77,690,824    77,690,824

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014

                                   A            B            A+B=C           D              E             F           C+D+E+F
                                          Mortality and                                             Net change in     Increase
                                           expense risk                               Capital gain    unrealized   (decrease) in
                               Dividends       and            Net       Net realized  distributions  appreciation    net assets
                              from mutual administrative  investment   gain (loss) on  from mutual  (depreciation) resulting from
Sub-accounts                     funds       charges     income (loss)  investments       funds     of investments   operations
------------                  ----------- -------------- ------------- -------------- ------------- -------------- --------------
Lord Abbett Growth and
  Income Portfolio Class VC   $  759,863   $  (989,497)   $  (229,633)  $ 5,819,244    $        --   $  1,593,208   $ 7,182,819
American Funds Growth-
  Income Fund Class 2          5,320,509    (3,658,438)     1,662,071    20,493,635     19,930,607     (3,740,917)   38,345,396
American Funds Growth Fund
  Class 2                      1,924,876    (2,176,026)      (251,150)   11,484,505     11,838,995     (5,317,662)   17,754,688
Lord Abbett Mid Cap Stock
  Portfolio Class VC             314,807      (653,006)      (338,199)    4,695,004             --      3,126,407     7,483,212
American Funds Asset
  Allocation Fund Class 2      5,441,523    (3,196,231)     2,245,292    13,207,576     17,934,474    (17,303,358)   16,083,984
American Funds Global
  Growth Fund Class 2          3,704,309    (2,880,458)       823,851    11,513,231     31,589,040    (39,466,817)    4,459,305
Invesco VI American
  Franchise Fund Series II            --       (52,108)       (52,108)      494,003             --        (40,753)      401,142
Invesco VI Comstock Fund
  Series II                    3,170,647    (2,607,509)       563,138    13,800,125             --      8,371,808    22,735,071
Invesco VI Growth and
  Income Fund Series II        4,424,531    (2,665,905)     1,758,626    12,620,936     34,570,774    (23,520,605)   25,429,731
Franklin Income Securities
  Fund                         1,787,026      (344,412)     1,442,614       870,217             --     (1,133,056)    1,179,775
Franklin Templeton VIP
  Founding Funds Allocations
  Fund Class 2                   507,106      (165,602)       341,504       655,691         15,468       (738,754)      273,909
AST Growth Portfolio Class 1     171,982      (294,704)      (122,722)    1,207,739             --        834,288     1,919,305
AST Growth Portfolio Class 3      18,596       (54,523)       (35,927)      319,810             --         74,748       358,631
AST Government and Quality
  Bond Portfolio Class 1         725,899      (375,078)       350,821        29,961             --      1,250,384     1,631,166
AST Government and Quality
  Bond Portfolio Class 3       3,120,990    (1,741,167)     1,379,823      (102,767)            --      5,690,596     6,967,652
AST Capital Appreciation
  Portfolio Class 1                   --      (742,210)      (742,210)    4,192,772     13,314,499     (6,411,780)   10,353,281
AST Capital Appreciation
  Portfolio Class 3                   --    (1,424,097)    (1,424,097)    5,842,417     28,846,794    (12,484,150)   20,780,964
AST Natural Resources
  Portfolio Class 3               44,140       (50,281)        (6,141)     (242,358)            --       (847,287)   (1,095,786)
SAST Equity Index Portfolio
  Class 1                         66,638      (134,427)       (67,789)      556,952         80,176        615,909     1,185,248
SAST Small Company Value
  Portfolio Class 1               11,328       (47,276)       (35,948)      343,645        113,147       (468,722)      (47,878)
SAST Small Company Value
  Portfolio Class 3               25,816      (317,558)      (291,742)    2,544,693      1,140,151     (3,743,549)     (350,447)
SAST Mid-Cap Growth
  Portfolio Class 1                   --       (41,560)       (41,560)      389,311        391,115       (285,055)      453,811
SAST Mid-Cap Growth
  Portfolio Class 3                   --      (253,103)      (253,103)    1,305,931      2,208,171       (845,880)    2,415,119
SAST Capital Growth
  Portfolio Class 1                  805        (7,735)        (6,930)       33,382             --         39,689        66,141
SAST Capital Growth
  Portfolio Class 3                   --       (37,459)       (37,459)      207,313             --        126,095       295,949
SAST Blue Chip Growth
  Portfolio Class 1                  615       (12,188)       (11,573)      115,588         62,999        (28,656)      138,358
SAST Blue Chip Growth
  Portfolio Class 3                   --       (59,333)       (59,333)      160,475        383,443        160,655       645,240
SAST Growth Opportunities
  Portfolio Class 1                   --       (16,918)       (16,918)      152,246        256,630       (332,372)       59,586
SAST Growth Opportunities
  Portfolio Class 3                   --      (193,975)      (193,975)    2,181,661      2,784,941     (4,232,061)      540,566
SAST Technology Portfolio
  Class 1                             --        (2,904)        (2,904)       42,547             --         30,466        70,109
SAST Technology Portfolio
  Class 3                             --        (8,970)        (8,970)       58,279             --        146,894       196,203
SAST Marsico Focused
  Growth Portfolio Class 3            --      (206,513)      (206,513)      772,916      1,445,586        111,985     2,123,974
SAST Small & Mid Cap Value
  Portfolio Class 3              272,646      (416,036)      (143,390)    5,161,177      7,006,581     (8,567,328)    3,457,040
SAST Foreign Value Portfolio
  Class 3                      1,088,735    (1,005,274)        83,461     2,207,768             --    (10,909,987)   (8,618,758)
SAST Cash Management
  Portfolio Class 1                   --      (117,427)      (117,427)      (55,915)            --         21,421      (151,921)
SAST Cash Management
  Portfolio Class 3                   --       (92,611)       (92,611)      (52,747)            --         (1,959)     (147,317)
SAST Corporate Bond
  Portfolio Class 1            1,829,845      (475,034)     1,354,811     1,113,616        138,421        (15,526)    2,591,322
SAST Corporate Bond
  Portfolio Class 3            7,425,719    (1,970,731)     5,454,988     2,294,843        602,185      1,211,691     9,563,707
SAST Global Bond Portfolio
  Class 1                             --      (108,151)      (108,151)     (157,625)            --        156,590      (109,186)
SAST Global Bond Portfolio
  Class 3                             --      (438,378)      (438,378)     (244,017)            --       (248,138)     (930,533)
SAST High-Yield Bond
  Portfolio Class 1              615,147      (118,122)       497,025       374,845             --       (838,791)       33,079
SAST High-Yield Bond
  Portfolio Class 3            2,337,584      (431,374)     1,906,210       568,280             --     (2,680,091)     (205,601)
AST Asset Allocation
  Portfolio Class 1              271,596      (120,734)       150,862       484,926        305,620       (231,480)      709,928
AST Asset Allocation
  Portfolio Class 3              330,907      (130,623)       200,284       443,786        408,497       (166,430)      886,137
SAST Growth-Income
  Portfolio Class 1              248,738      (232,340)        16,398       865,867        738,834        822,263     2,443,362
SAST Growth-Income
  Portfolio Class 3              743,055      (614,887)       128,168     2,312,787      2,556,217      3,084,143     8,081,315
SAST Global Equities
  Portfolio Class 1               36,856       (59,939)       (23,083)      165,187             --         26,121       168,225
SAST Global Equities
  Portfolio Class 3               16,227       (28,637)       (12,410)      118,980             --        (28,360)       78,210
SAST Alliance Growth
  Portfolio Class 1                   --      (281,138)      (281,138)      773,509             --      2,348,025     2,840,396
SAST Alliance Growth
  Portfolio Class 3                   --       (93,490)       (93,490)      719,170             --        675,996     1,301,676
SAST MFS Massachusetts
  Investors Trust Portfolio
  Class 1                         27,672       (43,383)       (15,711)      558,515        186,385       (274,197)      454,992
SAST MFS Massachusetts
  Investors Trust Portfolio
  Class 3                        395,957    (1,007,744)      (611,787)    3,694,275      4,314,484      2,574,503     9,971,475
SAST Fundamental Growth
  Portfolio Class 1                   --      (118,740)      (118,740)      535,176             --        249,045       665,481
SAST Fundamental Growth
  Portfolio Class 3                   --       (33,695)       (33,695)      255,170             --         16,629       238,104
SAST Dynamic Allocation
  Portfolio Class 3            4,286,232    (6,077,683)    (1,791,451)      102,336      5,524,567     16,285,787    20,121,239
SAST International
  Diversified Equities
  Portfolio Class 1               73,946       (48,314)        25,632       107,618             --       (574,101)     (440,851)
SAST International
  Diversified Equities
  Portfolio Class 3              225,846      (151,633)        74,213       160,270             --     (1,834,756)   (1,600,273)
SAST Davis Venture Value
  Portfolio Class 1              340,569      (524,501)      (183,932)    1,938,807      4,824,761     (3,518,311)    3,061,325
SAST Davis Venture Value
  Portfolio Class 3              409,424      (958,741)      (549,317)    2,518,883      9,760,921     (5,972,129)    5,758,358
SAST MFS Total Return
  Portfolio Class 1            1,579,535      (670,684)       908,851     2,516,493             --      2,165,226     5,590,570
SAST MFS Total Return
  Portfolio Class 3            2,476,955    (1,167,379)     1,309,576     3,200,860             --      4,730,383     9,240,819
SAST Total Return Bond
  Portfolio Class 1              252,414      (181,506)        70,908       117,913             --        590,387       779,208
SAST Total Return Bond
  Portfolio Class 3            2,107,881    (1,832,975)       274,906       531,450             --      5,722,070     6,528,426
SAST Telecom Utility
  Portfolio Class 1               65,369       (28,422)        36,947       166,518             --         63,451       266,916
SAST Telecom Utility
  Portfolio Class 3               47,648       (18,068)        29,580       156,025             --         (6,679)      178,926
SAST Equity Opportunities
  Portfolio Class 1               38,013       (90,428)       (52,415)      571,656             --        349,782       869,023
SAST Equity Opportunities
  Portfolio Class 3               57,869      (260,130)      (202,261)      610,593             --      2,036,127     2,444,459

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS - CONTINUED

                                   A           B          A+B=C          D              E             F           C+D+E+F
                                         Mortality and                                          Net change in     Increase
                               Dividends  expense risk     Net                    Capital gain    unrealized   (decrease) in
                                 from         and       investment  Net realized  distributions  appreciation    net assets
                                mutual   administrative   income   gain (loss) on  from mutual  (depreciation) resulting from
Sub-accounts                     funds      charges       (loss)    investments       funds     of investments   operations
------------                   --------- -------------- ---------- -------------- ------------- -------------- --------------
SAST Aggressive Growth
  Portfolio Class 1            $     --    $ (61,899)   $ (61,899)   $  224,323    $       --    $  (205,314)   $   (42,890)
SAST Aggressive Growth
  Portfolio Class 3                  --      (10,343)     (10,343)       91,277            --        (86,682)        (5,748)
SAST International Growth and
  Income Portfolio Class 1      154,619      (87,910)      66,709       140,369            --     (1,103,779)      (896,701)
SAST International Growth and
  Income Portfolio Class 3      299,521     (173,430)     126,091     2,103,130            --     (4,338,592)    (2,109,371)
SAST Emerging Markets
  Portfolio Class 1              64,526      (57,154)       7,372        (3,606)           --       (365,947)      (362,181)
SAST Emerging Markets
  Portfolio Class 3             174,471     (148,557)      25,914       284,453            --     (1,482,283)    (1,171,916)
SAST Real Estate Portfolio
  Class 1                        64,638      (49,315)      15,323       347,287       390,383        461,161      1,214,154
SAST Real Estate Portfolio
  Class 3                       231,463     (199,566)      31,897     3,732,796     1,726,207        (78,896)     5,412,004
SAST Dogs of Wall Street
  Portfolio Class 1              67,973      (51,988)      15,985       245,075       192,226         (6,593)       446,693
SAST Dogs of Wall Street
  Portfolio Class 3             397,949     (278,866)     119,083       770,109     1,273,506        590,188      2,752,886
SAST Balanced Portfolio Class
  1                             269,121     (221,430)      47,691       786,802            --      1,055,913      1,890,406
SAST Balanced Portfolio Class
  3                             222,286     (166,334)      55,952       618,041            --      1,091,893      1,765,886
SST Real Return Portfolio
  Class 3                            --     (680,352)    (680,352)      (36,838)           --        980,681        263,491

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULES OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2014

                                                    Net Asset
                                                    Value Per Value of Shares Cost of Shares
Sub-accounts                               Shares     Share    at Fair Value       Held      Level /(1)/
------------                             ---------- --------- --------------- -------------- ----------
Lord Abbett Growth and Income Portfolio
  Class VC                                3,092,440  $35.54    $109,905,333    $ 76,912,524      1
American Funds Growth-Income Fund Class
  2                                       8,015,927   52.41     420,114,740     309,374,007      1
American Funds Growth Fund Class 2        3,081,409   79.84     246,019,723     175,305,021      1
Lord Abbett Mid Cap Stock Portfolio
  Class VC                                2,803,616   26.02      72,950,084      46,757,807      1
American Funds Asset Allocation Fund
  Class 2                                16,808,738   22.06     370,800,759     293,787,446      1
American Funds Global Growth Fund Class
  2                                      11,723,007   27.30     320,038,089     259,222,930      1
Invesco VI American Franchise Fund
  Series II                                 112,419   53.63       6,029,035       3,471,073      1
Invesco VI Comstock Fund Series II       15,356,837   19.08     293,008,458     193,243,525      1
Invesco VI Growth and Income Fund
  Series II                              11,938,374   25.09     299,533,797     236,226,710      1
Franklin Income Securities Fund           2,393,253   16.00      38,292,047      35,785,385      1
Franklin Templeton VIP Founding Funds
  Allocations Fund Class 2                2,587,835    7.42      19,201,737      17,873,595      1
AST Growth Portfolio Class 1                955,482   31.36      29,961,587      21,251,602      1
AST Growth Portfolio Class 3                199,075   31.30       6,230,985       4,260,547      1
AST Government and Quality Bond
  Portfolio Class 1                       2,494,242   15.18      37,867,284      37,481,905      1
AST Government and Quality Bond
  Portfolio Class 3                      12,735,234   15.13     192,691,025     193,791,057      1
AST Capital Appreciation Portfolio
  Class 1                                 1,624,877   47.38      76,979,676      62,384,645      1
AST Capital Appreciation Portfolio
  Class 3                                 3,622,860   45.52     164,905,714     141,452,817      1
AST Natural Resources Portfolio Class 3     274,257   18.94       5,194,421       6,896,321      1
SAST Equity Index Portfolio Class 1         612,478   17.63      10,799,361       6,712,976      1
SAST Small Company Value Portfolio
  Class 1                                   140,820   24.85       3,499,014       2,310,105      1
SAST Small Company Value Portfolio
  Class 3                                 1,424,587   24.67      35,145,222      23,375,366      1
SAST Mid-Cap Growth Portfolio Class 1       268,642   17.89       4,805,305       3,125,223      1
SAST Mid-Cap Growth Portfolio Class 3     1,527,129   17.30      26,412,784      19,478,586      1
SAST Capital Growth Portfolio Class 1        65,659   13.40         880,086         574,237      1
SAST Capital Growth Portfolio Class 3       314,831   13.13       4,134,644       2,637,887      1
SAST Blue Chip Growth Portfolio Class 1     137,097   10.14       1,390,309       1,129,392      1
SAST Blue Chip Growth Portfolio Class 3   1,042,417   10.06      10,483,787       9,693,427      1
SAST Growth Opportunities Portfolio
  Class 1                                   211,168    9.17       1,935,620       1,696,066      1
SAST Growth Opportunities Portfolio
  Class 3                                 2,338,988    8.79      20,567,078      17,361,792      1
SAST Technology Portfolio Class 1            76,987    4.58         352,524         230,347      1
SAST Technology Portfolio Class 3           264,031    4.44       1,171,859         896,006      1
SAST Marsico Focused Growth Portfolio
  Class 3                                 1,870,528   12.89      24,105,914      21,513,462      1
SAST Small & Mid Cap Value Portfolio
  Class 3                                 2,333,636   19.79      46,193,452      38,198,894      1
SAST Foreign Value Portfolio Class 3      6,862,833   15.67     107,553,161      92,806,859      1
SAST Cash Management Portfolio Class 1    1,066,577   10.56      11,261,187      11,318,098      1
SAST Cash Management Portfolio Class 3    1,020,039   10.39      10,600,617      10,614,936      1
SAST Corporate Bond Portfolio Class 1     3,664,784   13.54      49,607,195      45,795,030      1
SAST Corporate Bond Portfolio Class 3    16,415,302   13.46     220,891,582     210,392,396      1
SAST Global Bond Portfolio Class 1          957,239   11.08      10,604,533      11,560,442      1
SAST Global Bond Portfolio Class 3        4,644,032   10.91      50,678,515      53,664,781      1
SAST High-Yield Bond Portfolio Class 1    1,970,389    5.74      11,319,228      10,789,390      1
SAST High-Yield Bond Portfolio Class 3    8,446,018    5.71      48,236,841      47,200,368      1
AST Asset Allocation Portfolio Class 1      679,103   16.54      11,235,472       9,171,919      1
AST Asset Allocation Portfolio Class 3      933,186   16.45      15,349,464      13,832,620      1
SAST Growth-Income Portfolio Class 1        635,945   32.34      20,563,414      14,579,027      1
SAST Growth-Income Portfolio Class 3      2,235,704   32.20      71,991,821      62,575,063      1
SAST Global Equities Portfolio Class 1      286,032   18.81       5,380,965       4,294,603      1
SAST Global Equities Portfolio Class 3      195,733   18.68       3,655,848       3,167,361      1
SAST Alliance Growth Portfolio Class 1      588,291   40.45      23,794,657      17,476,565      1
SAST Alliance Growth Portfolio Class 3      272,066   40.10      10,908,985       6,438,992      1
SAST MFS Massachusetts Investors Trust
  Portfolio Class 1                         224,718   21.88       4,917,493       3,395,958      1
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                       5,255,634   21.80     114,579,755      86,762,643      1

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULES OF PORTFOLIO INVESTMENTS - CONTINUED

                                                                      Net Asset
                                                                      Value Per  Value of Shares  Cost of Shares Level
Sub-accounts                                                 Shares   Share ($) at Fair Value ($)    Held ($)    /(1)/
------------                                               ---------- --------- ----------------- -------------- -----
SAST Fundamental Growth Portfolio Class 1                     393,062  $26.68     $ 10,486,347     $  7,807,091    1
SAST Fundamental Growth Portfolio Class 3                     149,739   26.02        3,895,614        2,314,137    1
SAST Dynamic Allocation Portfolio Class 3                  77,282,305   12.74      984,909,653      940,538,616    1
SAST International Diversified Equities Portfolio Class 1     448,992    9.30        4,174,930        3,968,256    1
SAST International Diversified Equities Portfolio Class 3   1,798,745    9.24       16,617,413       16,699,821    1
SAST Davis Venture Value Portfolio Class 1                  1,935,151   27.55       53,311,292       44,906,356    1
SAST Davis Venture Value Portfolio Class 3                  4,001,253   27.45      109,817,687       94,581,998    1
SAST MFS Total Return Portfolio Class 1                     3,835,497   19.33       74,140,733       59,011,572    1
SAST MFS Total Return Portfolio Class 3                     6,859,617   19.29      132,290,451      106,680,501    1
SAST Total Return Bond Portfolio Class 1                    2,135,117    9.03       19,289,306       18,953,518    1
SAST Total Return Bond Portfolio Class 3                   22,586,281    8.95      202,099,219      200,326,894    1
SAST Telecom Utility Portfolio Class 1                        147,556   15.55        2,294,165        1,720,617    1
SAST Telecom Utility Portfolio Class 3                        143,734   15.50        2,228,333        1,905,352    1
SAST Equity Opportunities Portfolio Class 1                   502,468   19.14        9,617,649        5,230,577    1
SAST Equity Opportunities Portfolio Class 3                 1,639,040   19.08       31,276,440       26,885,061    1
SAST Aggressive Growth Portfolio Class 1                      319,997   16.21        5,185,777        3,997,269    1
SAST Aggressive Growth Portfolio Class 3                       74,965   15.86        1,188,665        1,027,342    1
SAST International Growth and Income Portfolio Class 1        805,183    9.57        7,705,549        7,420,520    1
SAST International Growth and Income Portfolio Class 3      1,939,804    9.58       18,589,117       15,103,674    1
SAST Emerging Markets Portfolio Class 1                       645,583    7.27        4,694,510        5,206,880    1
SAST Emerging Markets Portfolio Class 3                     2,366,331    7.18       16,978,782       17,395,226    1
SAST Real Estate Portfolio Class 1                            302,334   16.55        5,002,463        3,673,810    1
SAST Real Estate Portfolio Class 3                          1,263,078   16.42       20,740,976       16,057,409    1
SAST Dogs of Wall Street Portfolio Class 1                    362,961   13.37        4,852,753        3,352,009    1
SAST Dogs of Wall Street Portfolio Class 3                  2,484,256   13.29       33,004,572       29,935,295    1
SAST Balanced Portfolio Class 1                               906,503   20.82       18,871,379       14,326,492    1
SAST Balanced Portfolio Class 3                               968,010   20.73       20,070,868       17,182,637    1
SST Real Return Portfolio Class 3                           7,938,711    9.79       77,691,158       78,666,403    1

(1) Represents the level within the fair value hiearchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

                                                                 Lord
                                                                Abbett                                     Lord
                                                                Growth       American                     Abbett
                                                                  and          Funds       American       Mid Cap
                                                                Income        Growth-    Funds Growth      Stock
                                                               Portfolio    Income Fund      Fund        Portfolio
                                                               Class VC       Class 2      Class 2       Class VC
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                               $   (229,633) $  1,662,071  $   (251,150) $   (338,199)
  Net realized gain (losses)                                    5,819,244    20,493,635    11,484,505     4,695,004
  Capital gain dist from mutual funds                                  --    19,930,607    11,838,995            --
  Change in net unrealized appreciation (depreciation) of
   investments                                                  1,593,208    (3,740,917)   (5,317,662)    3,126,407
                                                             ------------  ------------  ------------  ------------
   Increase (decrease) in net assets resulting from
     operations                                                 7,182,819    38,345,396    17,754,688     7,483,212
                                                             ------------  ------------  ------------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                  2,085,553    29,755,240    15,162,087     1,342,106
  Cost of units redeemed                                      (14,828,965)  (50,055,780)  (27,512,689)  (11,090,942)
  Net transfers                                                (5,442,426)   (9,281,815)   (3,487,687)   (2,659,235)
  Contract maintenance charge                                    (199,418)     (717,894)     (586,907)      (77,291)
  Adjustments to net assets allocated to contracts in
   payout period                                                   16,455        12,892        13,243         2,541
                                                             ------------  ------------  ------------  ------------
   Increase (decrease) in net assets resulting from
     principal transactions                                   (18,368,801)  (30,287,357)  (16,411,953)  (12,482,821)
                                                             ------------  ------------  ------------  ------------
Increase (decrease) in net assets                             (11,185,982)    8,058,039     1,342,735    (4,999,609)
Net assets at beginning of period                             121,091,260   412,056,459   244,676,769    77,949,580
                                                             ------------  ------------  ------------  ------------
Net assets at end of period                                  $109,905,278  $420,114,498  $246,019,504  $ 72,949,971
                                                             ============  ============  ============  ============
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                               $   (397,461) $  1,784,534  $    112,230  $   (349,873)
  Net realized gain (losses)                                    5,056,788    14,859,818     9,845,708     2,840,942
  Capital gain dist from mutual funds                                  --            --            --            --
  Change in net unrealized appreciation (depreciation) of
   investments                                                 30,914,846    91,490,863    48,194,463    16,764,357
                                                             ------------  ------------  ------------  ------------
   Increase (decrease) in net assets resulting from
     operations                                                35,574,173   108,135,215    58,152,401    19,255,426
                                                             ------------  ------------  ------------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                  2,163,605    17,371,288    11,440,690       935,985
  Cost of units redeemed                                      (17,569,736)  (47,679,141)  (27,007,570)  (10,479,928)
  Net transfers                                               (12,456,034)  (26,569,614)  (10,936,983)   (2,690,032)
  Contract maintenance charge                                    (248,586)     (719,041)     (576,684)      (79,824)
  Adjustments to net assets allocated to contracts in
   payout period                                                  (20,959)      (21,300)      (13,723)       (3,237)
                                                             ------------  ------------  ------------  ------------
   Increase (decrease) in net assets resulting from
     principal transactions                                   (28,131,710)  (57,617,808)  (27,094,270)  (12,317,036)
                                                             ------------  ------------  ------------  ------------
Increase (decrease) in net assets                               7,442,463    50,517,407    31,058,131     6,938,390
Net assets at beginning of period                             113,648,797   361,539,052   213,618,638    71,011,190
                                                             ------------  ------------  ------------  ------------
Net assets at end of period                                  $121,091,260  $412,056,459  $244,676,769  $ 77,949,580
                                                             ============  ============  ============  ============

                                                               American      American
                                                                Funds         Funds       Invesco VI
                                                                Asset         Global       American    Invesco VI
                                                              Allocation      Growth      Franchise     Comstock
                                                                 Fund          Fund          Fund         Fund
                                                               Class 2       Class 2      Series II    Series II
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                               $  2,245,292  $    823,851  $   (52,108) $    563,138
  Net realized gain (losses)                                   13,207,576    11,513,231      494,003    13,800,125
  Capital gain dist from mutual funds                          17,934,474    31,589,040           --            --
  Change in net unrealized appreciation (depreciation) of
   investments                                                (17,303,358)  (39,466,817)     (40,753)    8,371,808
                                                             ------------  ------------  -----------  ------------
   Increase (decrease) in net assets resulting from
     operations                                                16,083,984     4,459,305      401,142    22,735,071
                                                             ------------  ------------  -----------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                 13,902,421    18,328,574      296,145    17,121,707
  Cost of units redeemed                                      (41,856,360)  (33,550,880)    (741,996)  (30,033,991)
  Net transfers                                                18,411,701     4,221,770      180,460       678,972
  Contract maintenance charge                                  (1,338,548)     (963,063)      (5,883)   (1,012,929)
  Adjustments to net assets allocated to contracts in
   payout period                                                   12,429        10,461           --        11,629
                                                             ------------  ------------  -----------  ------------
   Increase (decrease) in net assets resulting from
     principal transactions                                   (10,868,357)  (11,953,138)    (271,274)  (13,234,612)
                                                             ------------  ------------  -----------  ------------
Increase (decrease) in net assets                               5,215,627    (7,493,833)     129,868     9,500,459
Net assets at beginning of period                             365,584,176   327,531,412    5,899,166   283,507,573
                                                             ------------  ------------  -----------  ------------
Net assets at end of period                                  $370,799,803  $320,037,579  $ 6,029,034  $293,008,032
                                                             ============  ============  ===========  ============
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                               $  2,078,870  $  1,103,287  $   (34,549) $  1,424,823
  Net realized gain (losses)                                    9,106,079    12,519,949      584,043    12,385,002
  Capital gain dist from mutual funds                                  --            --           --            --
  Change in net unrealized appreciation (depreciation) of
   investments                                                 55,686,860    61,244,792    1,238,832    61,675,264
                                                             ------------  ------------  -----------  ------------
   Increase (decrease) in net assets resulting from
     operations                                                66,871,809    74,868,028    1,788,326    75,485,089
                                                             ------------  ------------  -----------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                  6,889,694    17,265,350      208,324    18,054,343
  Cost of units redeemed                                      (40,347,458)  (33,257,295)    (904,525)  (30,667,064)
  Net transfers                                                32,064,064   (11,524,701)    (415,744)   (7,805,993)
  Contract maintenance charge                                    (865,136)     (897,878)      (6,384)     (816,511)
  Adjustments to net assets allocated to contracts in
   payout period                                                  (26,184)      (11,848)          (1)       (9,618)
                                                             ------------  ------------  -----------  ------------
   Increase (decrease) in net assets resulting from
     principal transactions                                    (2,285,020)  (28,426,372)  (1,118,330)  (21,244,843)
                                                             ------------  ------------  -----------  ------------
Increase (decrease) in net assets                              64,586,789    46,441,656      669,996    54,240,246
Net assets at beginning of period                             300,997,387   281,089,756    5,229,170   229,267,327
                                                             ------------  ------------  -----------  ------------
Net assets at end of period                                  $365,584,176  $327,531,412  $ 5,899,166  $283,507,573
                                                             ============  ============  ===========  ============

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

                                                                                                     Franklin
                                                                                                    Templeton
                                                                         Invesco VI                    VIP
                                                                           Growth       Franklin     Founding        AST
                                                                            and          Income       Funds        Growth
                                                                           Income      Securities  Allocations    Portfolio
                                                                       Fund Series II     Fund     Fund Class 2    Class 1
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                          $  1,758,626  $ 1,442,614  $    341,504  $  (122,722)
  Net realized gain (losses)                                              12,620,936      870,217       655,691    1,207,739
  Capital gain dist from mutual funds                                     34,570,774           --        15,468           --
  Change in net unrealized appreciation (depreciation) of investments    (23,520,605)  (1,133,056)     (738,754)     834,288
                                                                        ------------  -----------  ------------  -----------
   Increase (decrease) in net assets resulting from operations            25,429,731    1,179,775       273,909    1,919,305
                                                                        ------------  -----------  ------------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                            15,748,691    4,105,350     4,196,475      159,098
  Cost of units redeemed                                                 (28,461,803)  (2,884,276)   (2,384,649)  (3,600,384)
  Net transfers                                                           (1,896,062)   2,553,209       (87,988)    (552,295)
  Contract maintenance charge                                             (1,151,900)    (189,694)      (91,623)         (37)
  Adjustments to net assets allocated to contracts in payout period            8,990          125         1,659       (1,112)
                                                                        ------------  -----------  ------------  -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                        (15,752,084)   3,584,714     1,633,874   (3,994,730)
                                                                        ------------  -----------  ------------  -----------
Increase (decrease) in net assets                                          9,677,647    4,764,489     1,907,783   (2,075,425)
Net assets at beginning of period                                        289,855,640   33,527,085    17,293,792   32,037,012
                                                                        ------------  -----------  ------------  -----------
Net assets at end of period                                             $299,533,287  $38,291,574  $ 19,201,575  $29,961,587
                                                                        ============  ===========  ============  ===========
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                          $  1,004,785  $ 1,357,203  $  2,737,703  $   (50,136)
  Net realized gain (losses)                                              13,699,387      603,155     2,476,439      739,224
  Capital gain dist from mutual funds                                      2,333,506           --     4,272,630           --
  Change in net unrealized appreciation (depreciation) of investments     57,719,618    1,361,628    (4,938,852)   8,201,593
                                                                        ------------  -----------  ------------  -----------
   Increase (decrease) in net assets resulting from operations            74,757,296    3,321,986     4,547,920    8,890,681
                                                                        ------------  -----------  ------------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                            18,598,899    3,610,916     1,399,637       55,218
  Cost of units redeemed                                                 (30,225,910)  (3,186,969)   (2,565,881)  (4,650,885)
  Net transfers                                                          (13,689,012)   7,979,740   (11,277,162)  (1,245,436)
  Contract maintenance charge                                             (1,007,100)    (133,600)     (165,979)         (33)
  Adjustments to net assets allocated to contracts in payout period           (3,478)         (64)           --      (19,212)
                                                                        ------------  -----------  ------------  -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                        (26,326,601)   8,270,023   (12,609,385)  (5,860,348)
                                                                        ------------  -----------  ------------  -----------
Increase (decrease) in net assets                                         48,430,695   11,592,009    (8,061,465)   3,030,333
Net assets at beginning of period                                        241,424,945   21,935,076    25,355,257   29,006,679
                                                                        ------------  -----------  ------------  -----------
Net assets at end of period                                             $289,855,640  $33,527,085  $ 17,293,792  $32,037,012
                                                                        ============  ===========  ============  ===========

                                                                                                      AST
                                                                                        AST        Government
                                                                                     Government       and           AST
                                                                           AST          and         Quality       Capital
                                                                         Growth       Quality         Bond      Appreciation
                                                                        Portfolio  Bond Portfolio  Portfolio     Portfolio
                                                                         Class 3      Class 1       Class 3       Class 1
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                         $  (35,927)  $   350,821   $  1,379,823  $   (742,210)
  Net realized gain (losses)                                              319,810        29,961       (102,767)    4,192,772
  Capital gain dist from mutual funds                                          --            --             --    13,314,499
  Change in net unrealized appreciation (depreciation) of investments      74,748     1,250,384      5,690,596    (6,411,780)
                                                                       ----------   -----------   ------------  ------------
   Increase (decrease) in net assets resulting from operations            358,631     1,631,166      6,967,652    10,353,281
                                                                       ----------   -----------   ------------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                            820,136        11,871     17,039,586       156,904
  Cost of units redeemed                                                 (614,012)   (6,796,371)   (11,511,205)  (10,792,524)
  Net transfers                                                           178,750     1,449,393     10,118,218    (2,205,693)
  Contract maintenance charge                                             (19,302)          (34)    (1,212,109)          (33)
  Adjustments to net assets allocated to contracts in payout period           731           653            (54)        2,030
                                                                       ----------   -----------   ------------  ------------
   Increase (decrease) in net assets resulting from principal
     transactions                                                         366,303    (5,334,488)    14,434,436   (12,839,316)
                                                                       ----------   -----------   ------------  ------------
Increase (decrease) in net assets                                         724,934    (3,703,322)    21,402,088    (2,486,035)
Net assets at beginning of period                                       5,506,047    41,570,606    171,288,409    79,467,770
                                                                       ----------   -----------   ------------  ------------
Net assets at end of period                                            $6,230,981   $37,867,284   $192,690,497  $ 76,981,735
                                                                       ==========   ===========   ============  ============
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                         $  (15,367)  $   648,360   $  2,036,881  $   (703,412)
  Net realized gain (losses)                                              254,578       170,844         51,258     3,411,301
  Capital gain dist from mutual funds                                          --       413,904      1,448,870     8,255,267
  Change in net unrealized appreciation (depreciation) of investments   1,129,869    (2,629,832)    (8,281,746)   11,213,129
                                                                       ----------   -----------   ------------  ------------
   Increase (decrease) in net assets resulting from operations          1,369,080    (1,396,724)    (4,744,737)   22,176,285
                                                                       ----------   -----------   ------------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                            464,579       106,876     22,652,649       104,340
  Cost of units redeemed                                                 (471,910)   (7,011,379)   (12,003,848)  (10,320,758)
  Net transfers                                                            99,724      (608,235)    35,176,525    (2,816,070)
  Contract maintenance charge                                             (19,587)          (35)      (967,331)         (110)
  Adjustments to net assets allocated to contracts in payout period          (809)      (27,875)           102          (163)
                                                                       ----------   -----------   ------------  ------------
   Increase (decrease) in net assets resulting from principal
     transactions                                                          71,997    (7,540,648)    44,858,097   (13,032,761)
                                                                       ----------   -----------   ------------  ------------
Increase (decrease) in net assets                                       1,441,077    (8,937,372)    40,113,360     9,143,524
Net assets at beginning of period                                       4,064,970    50,507,978    131,175,049    70,324,246
                                                                       ----------   -----------   ------------  ------------
Net assets at end of period                                            $5,506,047   $41,570,606   $171,288,409  $ 79,467,770
                                                                       ==========   ===========   ============  ============

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

                                                                                                                  SAST
                                                                           AST          SAST          AST         Small
                                                                         Capital       Equity       Natural      Company
                                                                       Appreciation     Index      Resources      Value
                                                                        Portfolio     Portfolio    Portfolio    Portfolio
                                                                         Class 3       Class 1      Class 3      Class 3
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                         $ (1,424,097) $   (67,789) $    (6,141) $  (291,742)
  Net realized gain (losses)                                              5,842,417      556,952     (242,358)   2,544,693
  Capital gain dist from mutual funds                                    28,846,794       80,176           --    1,140,151
  Change in net unrealized appreciation (depreciation) of investments   (12,484,150)     615,909     (847,287)  (3,743,549)
                                                                       ------------  -----------  -----------  -----------
   Increase (decrease) in net assets resulting from operations           20,780,964    1,185,248   (1,095,786)    (350,447)
                                                                       ------------  -----------  -----------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                           12,350,998           11      350,220    2,747,017
  Cost of units redeemed                                                (14,020,457)  (1,466,379)    (561,745)  (2,803,157)
  Net transfers                                                             304,276       37,337      723,139      272,246
  Contract maintenance charge                                              (728,202)          --      (23,524)    (179,703)
  Adjustments to net assets allocated to contracts in payout period             760          352           --           71
                                                                       ------------  -----------  -----------  -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                        (2,092,625)  (1,428,679)     488,090       36,474
                                                                       ------------  -----------  -----------  -----------
Increase (decrease) in net assets                                        18,688,339     (243,431)    (607,696)    (313,973)
Net assets at beginning of period                                       146,217,010   11,042,792    5,802,117   35,459,134
                                                                       ------------  -----------  -----------  -----------
Net assets at end of period                                            $164,905,349  $10,799,361  $ 5,194,421  $35,145,161
                                                                       ============  ===========  ===========  ===========
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                         $ (1,072,654) $   (95,668) $    (8,962) $   (97,244)
  Net realized gain (losses)                                              4,636,617      282,268     (415,244)   5,164,626
  Capital gain dist from mutual funds                                    14,492,721           --           --      110,374
  Change in net unrealized appreciation (depreciation) of investments    18,268,213    2,486,984      695,465    5,203,554
                                                                       ------------  -----------  -----------  -----------
   Increase (decrease) in net assets resulting from operations           36,324,897    2,673,584      271,259   10,381,310
                                                                       ------------  -----------  -----------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                           14,304,721        8,995      215,479    1,995,659
  Cost of units redeemed                                                (13,911,103)  (1,076,808)    (525,287)  (3,158,170)
  Net transfers                                                           1,636,601         (860)      (2,429)  (7,691,324)
  Contract maintenance charge                                              (493,304)          --      (25,579)    (223,061)
  Adjustments to net assets allocated to contracts in payout period          (1,437)         214           --           (3)
                                                                       ------------  -----------  -----------  -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                         1,535,478   (1,068,459)    (337,816)  (9,076,899)
                                                                       ------------  -----------  -----------  -----------
Increase (decrease) in net assets                                        37,860,375    1,605,125      (66,557)   1,304,411
Net assets at beginning of period                                       108,356,635    9,437,667    5,868,674   34,154,723
                                                                       ------------  -----------  -----------  -----------
Net assets at end of period                                            $146,217,010  $11,042,792  $ 5,802,117  $35,459,134
                                                                       ============  ===========  ===========  ===========

                                                                          SAST        SAST        SAST        SAST
                                                                         Mid-Cap     Mid-Cap     Capital     Capital
                                                                         Growth      Growth      Growth      Growth
                                                                        Portfolio   Portfolio   Portfolio   Portfolio
                                                                         Class 1     Class 3     Class 1     Class 3
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                         $  (41,560) $  (253,103) $  (6,930) $  (37,459)
  Net realized gain (losses)                                              389,311    1,305,931     33,382     207,313
  Capital gain dist from mutual funds                                     391,115    2,208,171         --          --
  Change in net unrealized appreciation (depreciation) of investments    (285,055)    (845,880)    39,689     126,095
                                                                       ----------  -----------  ---------  ----------
   Increase (decrease) in net assets resulting from operations            453,811    2,415,119     66,141     295,949
                                                                       ----------  -----------  ---------  ----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                             27,611    1,751,913        434     317,903
  Cost of units redeemed                                                 (441,742)  (1,455,591)   (75,420)   (312,516)
  Net transfers                                                           145,189     (681,791)    (9,853)     25,738
  Contract maintenance charge                                                  --     (143,134)        --     (15,758)
  Adjustments to net assets allocated to contracts in payout period            37           --         --          --
                                                                       ----------  -----------  ---------  ----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                        (268,905)    (528,603)   (84,839)     15,367
                                                                       ----------  -----------  ---------  ----------
Increase (decrease) in net assets                                         184,906    1,886,516    (18,698)    311,316
Net assets at beginning of period                                       4,620,399   24,526,233    898,784   3,823,323
                                                                       ----------  -----------  ---------  ----------
Net assets at end of period                                            $4,805,305  $26,412,749  $ 880,086  $4,134,639
                                                                       ==========  ===========  =========  ==========
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                         $  (35,354) $  (212,331) $    (820) $  (10,747)
  Net realized gain (losses)                                              286,502    1,361,732     45,445     203,069
  Capital gain dist from mutual funds                                          --           --         --          --
  Change in net unrealized appreciation (depreciation) of investments   1,141,135    6,235,130    167,447     671,446
                                                                       ----------  -----------  ---------  ----------
   Increase (decrease) in net assets resulting from operations          1,392,283    7,384,531    212,072     863,768
                                                                       ----------  -----------  ---------  ----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                             10,579    2,091,461         28     217,848
  Cost of units redeemed                                                 (476,699)  (1,184,701)  (119,814)   (362,059)
  Net transfers                                                           294,289   (1,472,102)   (32,741)   (132,972)
  Contract maintenance charge                                                  --     (147,778)        --     (16,173)
  Adjustments to net assets allocated to contracts in payout period          (218)         115         --          --
                                                                       ----------  -----------  ---------  ----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                        (172,049)    (713,005)  (152,527)   (293,356)
                                                                       ----------  -----------  ---------  ----------
Increase (decrease) in net assets                                       1,220,234    6,671,526     59,545     570,412
Net assets at beginning of period                                       3,400,165   17,854,707    839,239   3,252,911
                                                                       ----------  -----------  ---------  ----------
Net assets at end of period                                            $4,620,399  $24,526,233  $ 898,784  $3,823,323
                                                                       ==========  ===========  =========  ==========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

                                                                                                    SAST
                                                                        SAST Blue   SAST Blue      Growth      SAST Growth
                                                                       Chip Growth Chip Growth  Opportunities Opportunities
                                                                        Portfolio   Portfolio     Portfolio     Portfolio
                                                                         Class 1     Class 3       Class 1       Class 3
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                         $  (11,573) $   (59,333)  $  (16,918)  $   (193,975)
  Net realized gain (losses)                                              115,588      160,475      152,246      2,181,661
  Capital gain dist from mutual funds                                      62,999      383,443      256,630      2,784,941
  Change in net unrealized appreciation (depreciation) of investments     (28,656)     160,655     (332,372)    (4,232,061)
                                                                       ----------  -----------   ----------   ------------
   Increase (decrease) in net assets resulting from operations            138,358      645,240       59,586        540,566
                                                                       ----------  -----------   ----------   ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                             11,062    5,962,779        9,149        976,759
  Cost of units redeemed                                                 (202,832)    (281,978)    (266,304)    (1,630,910)
  Net transfers                                                          (124,084)   1,004,362      101,778     (2,049,254)
  Contract maintenance charge                                                  --      (13,798)          --       (125,624)
  Adjustments to net assets allocated to contracts in payout period            --           --           --             --
                                                                       ----------  -----------   ----------   ------------
   Increase (decrease) in net assets resulting from principal
     transactions                                                        (315,854)   6,671,365     (155,377)    (2,829,029)
                                                                       ----------  -----------   ----------   ------------
Increase (decrease) in net assets                                        (177,496)   7,316,605      (95,791)    (2,288,463)
Net assets at beginning of period                                       1,567,805    3,167,173    2,031,411     22,855,474
                                                                       ----------  -----------   ----------   ------------
Net assets at end of period                                            $1,390,309  $10,483,778   $1,935,620   $ 20,567,011
                                                                       ==========  ===========   ==========   ============
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                         $   (6,922) $   (22,430)  $  (16,143)  $   (234,076)
  Net realized gain (losses)                                              123,133      178,595      129,743      5,983,153
  Capital gain dist from mutual funds                                     105,228      212,620      108,869      1,338,186
  Change in net unrealized appreciation (depreciation) of investments     160,720      408,554      354,125        902,330
                                                                       ----------  -----------   ----------   ------------
   Increase (decrease) in net assets resulting from operations            382,159      777,339      576,594      7,989,593
                                                                       ----------  -----------   ----------   ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                            202,980      480,350          955      1,798,671
  Cost of units redeemed                                                 (115,638)    (172,366)    (221,652)    (1,989,138)
  Net transfers                                                            (6,628)    (194,027)      37,990     (9,862,191)
  Contract maintenance charge                                                  --      (14,083)          --       (199,541)
  Adjustments to net assets allocated to contracts in payout period            --           --         (487)            79
                                                                       ----------  -----------   ----------   ------------
   Increase (decrease) in net assets resulting from principal
     transactions                                                          80,714       99,874     (183,194)   (10,252,120)
                                                                       ----------  -----------   ----------   ------------
Increase (decrease) in net assets                                         462,873      877,213      393,400     (2,262,527)
Net assets at beginning of period                                       1,104,932    2,289,960    1,638,011     25,118,001
                                                                       ----------  -----------   ----------   ------------
Net assets at end of period                                            $1,567,805  $ 3,167,173   $2,031,411   $ 22,855,474
                                                                       ==========  ===========   ==========   ============

                                                                                              SAST Marsico
                                                                          SAST       SAST       Focused    SAST Small &
                                                                       Technology Technology     Growth    Mid Cap Value
                                                                       Portfolio  Portfolio    Portfolio     Portfolio
                                                                        Class 1    Class 3      Class 3       Class 3
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                          $ (2,904) $   (8,970) $  (206,513) $   (143,390)
  Net realized gain (losses)                                              42,547      58,279      772,916     5,161,177
  Capital gain dist from mutual funds                                         --          --    1,445,586     7,006,581
  Change in net unrealized appreciation (depreciation) of investments     30,466     146,894      111,985    (8,567,328)
                                                                        --------  ----------  -----------  ------------
   Increase (decrease) in net assets resulting from operations            70,109     196,203    2,123,974     3,457,040
                                                                        --------  ----------  -----------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                                --     192,753    4,283,085     3,459,785
  Cost of units redeemed                                                 (58,576)    (82,303)  (1,134,161)   (4,100,698)
  Net transfers                                                           (9,633)    149,063    2,692,636    (4,054,307)
  Contract maintenance charge                                                 --      (2,389)    (150,814)     (279,150)
  Adjustments to net assets allocated to contracts in payout period           --          --           --           682
                                                                        --------  ----------  -----------  ------------
   Increase (decrease) in net assets resulting from principal
     transactions                                                        (68,209)    257,124    5,690,746    (4,973,688)
                                                                        --------  ----------  -----------  ------------
Increase (decrease) in net assets                                          1,900     453,327    7,814,720    (1,516,648)
Net assets at beginning of period                                        350,624     718,532   16,291,121    47,709,929
                                                                        --------  ----------  -----------  ------------
Net assets at end of period                                             $352,524  $1,171,859  $24,105,841  $ 46,193,281
                                                                        ========  ==========  ===========  ============
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                          $ (2,852) $   (5,747) $   (80,666) $   (343,083)
  Net realized gain (losses)                                              14,418      25,372      255,911    11,524,184
  Capital gain dist from mutual funds                                         --          --      347,702     3,495,570
  Change in net unrealized appreciation (depreciation) of investments     59,507     120,020    2,037,620     1,583,782
                                                                        --------  ----------  -----------  ------------
   Increase (decrease) in net assets resulting from operations            71,073     139,645    2,560,567    16,260,453
                                                                        --------  ----------  -----------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                                --      77,723    4,817,724     3,297,852
  Cost of units redeemed                                                 (35,878)   (129,424)    (602,656)   (4,535,795)
  Net transfers                                                            4,639      19,514    4,941,860   (18,397,891)
  Contract maintenance charge                                                 --      (2,213)     (53,891)     (385,819)
  Adjustments to net assets allocated to contracts in payout period           --          --            2          (824)
                                                                        --------  ----------  -----------  ------------
   Increase (decrease) in net assets resulting from principal
     transactions                                                        (31,239)    (34,400)   9,103,039   (20,022,477)
                                                                        --------  ----------  -----------  ------------
Increase (decrease) in net assets                                         39,834     105,245   11,663,606    (3,762,024)
Net assets at beginning of period                                        310,790     613,287    4,627,515    51,471,953
                                                                        --------  ----------  -----------  ------------
Net assets at end of period                                             $350,624  $  718,532  $16,291,121  $ 47,709,929
                                                                        ========  ==========  ===========  ============

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

                                                                                        SAST
                                                                           SAST         Small        SAST          SAST
                                                                          Foreign      Company       Cash          Cash
                                                                           Value        Value     Management    Management
                                                                         Portfolio    Portfolio   Portfolio     Portfolio
                                                                          Class 3      Class 1     Class 1       Class 3
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                         $     83,461  $  (35,948) $   (117,427) $    (92,611)
  Net realized gain (losses)                                              2,207,768     343,645       (55,915)      (52,747)
  Capital gain dist from mutual funds                                            --     113,147            --            --
  Change in net unrealized appreciation (depreciation) of investments   (10,909,987)   (468,722)       21,421        (1,959)
                                                                       ------------  ----------  ------------  ------------
   Increase (decrease) in net assets resulting from operations           (8,618,758)    (47,878)     (151,921)     (147,317)
                                                                       ------------  ----------  ------------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                            7,948,049           8       164,736     5,401,695
  Cost of units redeemed                                                 (7,379,164)   (631,990)  (12,860,778)   (8,393,904)
  Net transfers                                                          10,563,339     (23,642)   10,161,552     2,196,670
  Contract maintenance charge                                              (660,797)         --            (6)      (50,853)
  Adjustments to net assets allocated to contracts in payout period              21          --           113            --
                                                                       ------------  ----------  ------------  ------------
   Increase (decrease) in net assets resulting from principal
     transactions                                                        10,471,448    (655,624)   (2,534,383)     (846,392)
                                                                       ------------  ----------  ------------  ------------
Increase (decrease) in net assets                                         1,852,690    (703,502)   (2,686,304)     (993,709)
Net assets at beginning of period                                       105,700,199   4,202,516    13,948,521    11,594,279
                                                                       ------------  ----------  ------------  ------------
Net assets at end of period                                            $107,552,889  $3,499,014  $ 11,262,217  $ 10,600,570
                                                                       ============  ==========  ============  ============
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                         $    726,527  $  (13,567) $   (135,466) $    (85,393)
  Net realized gain (losses)                                              3,816,364     229,965       (70,656)      (57,062)
  Capital gain dist from mutual funds                                            --      12,413            --            --
  Change in net unrealized appreciation (depreciation) of investments    15,382,419     887,303        33,497         6,335
                                                                       ------------  ----------  ------------  ------------
   Increase (decrease) in net assets resulting from operations           19,925,310   1,116,114      (172,625)     (136,120)
                                                                       ------------  ----------  ------------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                           10,505,214          --       714,361     7,084,893
  Cost of units redeemed                                                 (8,123,126)   (522,963)  (15,866,973)  (11,277,355)
  Net transfers                                                          (5,559,877)     21,890    14,409,027     5,997,005
  Contract maintenance charge                                              (691,032)         --            (6)      (61,115)
  Adjustments to net assets allocated to contracts in payout period              (8)         --          (389)           --
                                                                       ------------  ----------  ------------  ------------
   Increase (decrease) in net assets resulting from principal
     transactions                                                        (3,868,829)   (501,073)     (743,980)    1,743,428
                                                                       ------------  ----------  ------------  ------------
Increase (decrease) in net assets                                        16,056,481     615,041      (916,605)    1,607,308
Net assets at beginning of period                                        89,643,718   3,587,475    14,865,126     9,986,971
                                                                       ------------  ----------  ------------  ------------
Net assets at end of period                                            $105,700,199  $4,202,516  $ 13,948,521  $ 11,594,279
                                                                       ============  ==========  ============  ============

                                                                          SAST          SAST         SAST         SAST
                                                                        Corporate     Corporate     Global       Global
                                                                          Bond          Bond         Bond         Bond
                                                                        Portfolio     Portfolio    Portfolio    Portfolio
                                                                         Class 1       Class 3      Class 1      Class 3
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                         $ 1,354,811  $  5,454,988  $  (108,151) $  (438,378)
  Net realized gain (losses)                                             1,113,616     2,294,843     (157,625)    (244,017)
  Capital gain dist from mutual funds                                      138,421       602,185           --           --
  Change in net unrealized appreciation (depreciation) of investments      (15,526)    1,211,691      156,590     (248,138)
                                                                       -----------  ------------  -----------  -----------
   Increase (decrease) in net assets resulting from operations           2,591,322     9,563,707     (109,186)    (930,533)
                                                                       -----------  ------------  -----------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                              95,365    14,356,835        3,277    6,489,928
  Cost of units redeemed                                                (7,736,950)  (17,173,015)  (1,522,161)  (3,120,627)
  Net transfers                                                              8,471     8,259,007      402,046    6,724,536
  Contract maintenance charge                                                  (16)   (1,197,859)          --     (308,441)
  Adjustments to net assets allocated to contracts in payout period            322        (2,153)           2           22
                                                                       -----------  ------------  -----------  -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                       (7,632,808)    4,242,815   (1,116,836)   9,785,418
                                                                       -----------  ------------  -----------  -----------
Increase (decrease) in net assets                                       (5,041,486)   13,806,522   (1,226,022)   8,854,885
Net assets at beginning of period                                       54,649,711   207,084,383   11,831,585   41,823,434
                                                                       -----------  ------------  -----------  -----------
Net assets at end of period                                            $49,608,225  $220,890,905  $10,605,563  $50,678,319
                                                                       ===========  ============  ===========  ===========
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                         $ 1,897,934  $  6,472,339  $    23,586  $    53,465
  Net realized gain (losses)                                             1,415,631     2,782,455     (222,224)    (247,755)
  Capital gain dist from mutual funds                                      662,381     2,362,833      103,336      327,871
  Change in net unrealized appreciation (depreciation) of investments   (3,718,693)  (10,926,668)    (498,775)  (1,574,774)
                                                                       -----------  ------------  -----------  -----------
   Increase (decrease) in net assets resulting from operations             257,253       690,959     (594,077)  (1,441,193)
                                                                       -----------  ------------  -----------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                              38,082    18,524,405        5,712    6,276,415
  Cost of units redeemed                                                (8,148,593)  (20,347,620)  (1,665,793)  (3,343,934)
  Net transfers                                                         (1,016,663)   23,497,752      439,209   10,093,210
  Contract maintenance charge                                                  (16)     (957,826)          --     (209,635)
  Adjustments to net assets allocated to contracts in payout period         (1,238)        2,882          (46)          53
                                                                       -----------  ------------  -----------  -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                       (9,128,428)   20,719,593   (1,220,918)  12,816,109
                                                                       -----------  ------------  -----------  -----------
Increase (decrease) in net assets                                       (8,871,175)   21,410,552   (1,814,995)  11,374,916
Net assets at beginning of period                                       63,520,886   185,673,831   13,646,580   30,448,518
                                                                       -----------  ------------  -----------  -----------
Net assets at end of period                                            $54,649,711  $207,084,383  $11,831,585  $41,823,434
                                                                       ===========  ============  ===========  ===========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

                                                                        SAST High-   SAST High-   AST Asset    AST Asset
                                                                        Yield Bond   Yield Bond   Allocation   Allocation
                                                                        Portfolio    Portfolio    Portfolio    Portfolio
                                                                         Class 1      Class 3      Class 1      Class 3
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                         $   497,025  $ 1,906,210  $   150,862  $   200,284
  Net realized gain (losses)                                               374,845      568,280      484,926      443,786
  Capital gain dist from mutual funds                                           --           --      305,620      408,497
  Change in net unrealized appreciation (depreciation) of investments     (838,791)  (2,680,091)    (231,480)    (166,430)
                                                                       -----------  -----------  -----------  -----------
   Increase (decrease) in net assets resulting from operations              33,079     (205,601)     709,928      886,137
                                                                       -----------  -----------  -----------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                               5,194    4,094,413           --    1,309,098
  Cost of units redeemed                                                (1,601,625)  (3,918,588)  (1,668,708)  (1,055,428)
  Net transfers                                                           (227,087)   3,517,582      181,807    1,412,309
  Contract maintenance charge                                                   --     (249,544)         (19)    (110,298)
  Adjustments to net assets allocated to contracts in payout period             --          232          636           (7)
                                                                       -----------  -----------  -----------  -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                       (1,823,518)   3,444,095   (1,486,284)   1,555,674
                                                                       -----------  -----------  -----------  -----------
Increase (decrease) in net assets                                       (1,790,439)   3,238,494     (776,356)   2,441,811
Net assets at beginning of period                                       13,109,667   44,998,208   12,011,828   12,907,632
                                                                       -----------  -----------  -----------  -----------
Net assets at end of period                                            $11,319,228  $48,236,702  $11,235,472  $15,349,443
                                                                       ===========  ===========  ===========  ===========
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                         $   573,007  $ 1,850,173  $   196,227  $   204,396
  Net realized gain (losses)                                               426,409      614,468      598,961      365,041
  Capital gain dist from mutual funds                                           --           --           --           --
  Change in net unrealized appreciation (depreciation) of investments     (102,632)     194,354    1,088,762      851,589
                                                                       -----------  -----------  -----------  -----------
   Increase (decrease) in net assets resulting from operations             896,784    2,658,995    1,883,950    1,421,026
                                                                       -----------  -----------  -----------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                               3,460    4,266,069       26,861      468,852
  Cost of units redeemed                                                (2,034,618)  (4,639,769)  (2,462,289)    (891,799)
  Net transfers                                                            271,731    4,127,011      126,904    5,343,708
  Contract maintenance charge                                                   --     (197,499)         (18)     (52,059)
  Adjustments to net assets allocated to contracts in payout period             (2)         116         (624)          --
                                                                       -----------  -----------  -----------  -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                       (1,759,429)   3,555,928   (2,309,166)   4,868,702
                                                                       -----------  -----------  -----------  -----------
Increase (decrease) in net assets                                         (862,645)   6,214,923     (425,216)   6,289,728
Net assets at beginning of period                                       13,972,312   38,783,285   12,437,044    6,617,904
                                                                       -----------  -----------  -----------  -----------
Net assets at end of period                                            $13,109,667  $44,998,208  $12,011,828  $12,907,632
                                                                       ===========  ===========  ===========  ===========

                                                                       SAST Growth- SAST Growth- SAST Global SAST Global
                                                                          Income       Income     Equities    Equities
                                                                        Portfolio    Portfolio    Portfolio   Portfolio
                                                                         Class 1      Class 3      Class 1     Class 3
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                         $    16,398  $   128,168  $  (23,083) $  (12,410)
  Net realized gain (losses)                                               865,867    2,312,787     165,187     118,980
  Capital gain dist from mutual funds                                      738,834    2,556,217          --          --
  Change in net unrealized appreciation (depreciation) of investments      822,263    3,084,143      26,121     (28,360)
                                                                       -----------  -----------  ----------  ----------
   Increase (decrease) in net assets resulting from operations           2,443,362    8,081,315     168,225      78,210
                                                                       -----------  -----------  ----------  ----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                              11,082   12,839,052           1     740,497
  Cost of units redeemed                                                (2,348,294)  (3,211,855)   (783,282)   (298,457)
  Net transfers                                                            (34,859)   5,987,943     454,957     785,355
  Contract maintenance charge                                                 (230)    (455,166)         --      (5,845)
  Adjustments to net assets allocated to contracts in payout period          1,412            1           6          --
                                                                       -----------  -----------  ----------  ----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                       (2,370,889)  15,159,975    (328,318)  1,221,550
                                                                       -----------  -----------  ----------  ----------
Increase (decrease) in net assets                                           72,473   23,241,290    (160,093)  1,299,760
Net assets at beginning of period                                       20,492,451   48,750,303   5,542,705   2,356,088
                                                                       -----------  -----------  ----------  ----------
Net assets at end of period                                            $20,564,924  $71,991,593  $5,382,612  $3,655,848
                                                                       ===========  ===========  ==========  ==========
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                         $    66,847  $   244,538  $  (29,122) $   (9,084)
  Net realized gain (losses)                                               761,893      633,471     110,157      62,351
  Capital gain dist from mutual funds                                      356,678      688,754          --          --
  Change in net unrealized appreciation (depreciation) of investments    3,956,117    5,164,233   1,093,524     339,453
                                                                       -----------  -----------  ----------  ----------
   Increase (decrease) in net assets resulting from operations           5,141,535    6,730,996   1,174,559     392,720
                                                                       -----------  -----------  ----------  ----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                              15,263   13,881,666       2,052     567,856
  Cost of units redeemed                                                (2,511,398)  (1,424,205)   (480,941)   (142,005)
  Net transfers                                                           (232,303)  15,932,863    (132,577)    117,197
  Contract maintenance charge                                                 (259)    (181,893)         --      (5,510)
  Adjustments to net assets allocated to contracts in payout period           (957)          20         (48)         --
                                                                       -----------  -----------  ----------  ----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                       (2,729,654)  28,208,451    (611,514)    537,538
                                                                       -----------  -----------  ----------  ----------
Increase (decrease) in net assets                                        2,411,881   34,939,447     563,045     930,258
Net assets at beginning of period                                       18,080,570   13,810,856   4,979,660   1,425,830
                                                                       -----------  -----------  ----------  ----------
Net assets at end of period                                            $20,492,451  $48,750,303  $5,542,705  $2,356,088
                                                                       ===========  ===========  ==========  ==========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

                                                                                                      SAST
                                                                          SAST         SAST            MFS          SAST MFS
                                                                        Alliance     Alliance     Massachusetts   Massachusetts
                                                                         Growth       Growth        Investors    Investors Trust
                                                                        Portfolio    Portfolio   Trust Portfolio    Portfolio
                                                                         Class 1      Class 3        Class 1         Class 3
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                         $  (281,138) $   (93,490)   $   (15,711)   $   (611,787)
  Net realized gain (losses)                                               773,509      719,170        558,515       3,694,275
  Capital gain dist from mutual funds                                           --           --        186,385       4,314,484
  Change in net unrealized appreciation (depreciation) of investments    2,348,025      675,996       (274,197)      2,574,503
                                                                       -----------  -----------    -----------    ------------
   Increase (decrease) in net assets resulting from operations           2,840,396    1,301,676        454,992       9,971,475
                                                                       -----------  -----------    -----------    ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                              11,802      637,206          7,028      15,810,920
  Cost of units redeemed                                                (3,020,239)  (1,049,285)      (972,166)     (5,399,220)
  Net transfers                                                           (171,705)    (532,104)       (78,857)      5,459,695
  Contract maintenance charge                                                 (416)     (24,033)            --        (765,345)
  Adjustments to net assets allocated to contracts in payout period            (41)          --             56              --
                                                                       -----------  -----------    -----------    ------------
   Increase (decrease) in net assets resulting from principal
     transactions                                                       (3,180,599)    (968,216)    (1,043,939)     15,106,050
                                                                       -----------  -----------    -----------    ------------
Increase (decrease) in net assets                                         (340,203)     333,460       (588,947)     25,077,525
Net assets at beginning of period                                       24,138,772   10,575,523      5,506,440      89,501,822
                                                                       -----------  -----------    -----------    ------------
Net assets at end of period                                            $23,798,569  $10,908,983    $ 4,917,493    $114,579,347
                                                                       ===========  ===========    ===========    ============
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                         $  (204,233) $   (81,738)   $   (12,025)   $   (316,003)
  Net realized gain (losses)                                                68,316      494,271        301,735       3,302,340
  Capital gain dist from mutual funds                                           --           --        100,928       1,499,071
  Change in net unrealized appreciation (depreciation) of investments    6,994,130    2,592,284        931,550      13,382,805
                                                                       -----------  -----------    -----------    ------------
   Increase (decrease) in net assets resulting from operations           6,858,213    3,004,817      1,322,188      17,868,213
                                                                       -----------  -----------    -----------    ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                                 756      269,437         20,672      18,437,117
  Cost of units redeemed                                                (3,306,971)  (1,139,139)      (582,518)     (4,571,260)
  Net transfers                                                           (635,295)    (453,195)       530,712       6,824,887
  Contract maintenance charge                                                 (425)     (21,477)            --        (524,303)
  Adjustments to net assets allocated to contracts in payout period            513            1            103              17
                                                                       -----------  -----------    -----------    ------------
   Increase (decrease) in net assets resulting from principal
     transactions                                                       (3,941,422)  (1,344,373)       (31,031)     20,166,458
                                                                       -----------  -----------    -----------    ------------
Increase (decrease) in net assets                                        2,916,791    1,660,444      1,291,157      38,034,671
Net assets at beginning of period                                       21,221,981    8,915,079      4,215,283      51,467,151
                                                                       -----------  -----------    -----------    ------------
Net assets at end of period                                            $24,138,772  $10,575,523    $ 5,506,440    $ 89,501,822
                                                                       ===========  ===========    ===========    ============

                                                                                                                  SAST
                                                                          SAST         SAST         SAST      International
                                                                       Fundamental  Fundamental   Dynamic      Diversified
                                                                         Growth       Growth     Allocation     Equities
                                                                        Portfolio    Portfolio   Portfolio      Portfolio
                                                                         Class 1      Class 3     Class 3        Class 1
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                         $  (118,740) $  (33,695) $ (1,791,451)  $   25,632
  Net realized gain (losses)                                               535,176     255,170       102,336      107,618
  Capital gain dist from mutual funds                                           --          --     5,524,567           --
  Change in net unrealized appreciation (depreciation) of investments      249,045      16,629    16,285,787     (574,101)
                                                                       -----------  ----------  ------------   ----------
   Increase (decrease) in net assets resulting from operations             665,481     238,104    20,121,239     (440,851)
                                                                       -----------  ----------  ------------   ----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                              18,042     275,734   453,739,480        1,318
  Cost of units redeemed                                                (1,695,627)   (238,372)  (12,948,625)    (525,340)
  Net transfers                                                           (317,380)   (173,387)  195,237,994       61,199
  Contract maintenance charge                                                 (155)    (21,037)   (6,131,623)          (2)
  Adjustments to net assets allocated to contracts in payout period           (182)        383            --           37
                                                                       -----------  ----------  ------------   ----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                       (1,995,302)   (156,679)  629,897,226     (462,788)
                                                                       -----------  ----------  ------------   ----------
Increase (decrease) in net assets                                       (1,329,821)     81,425   650,018,465     (903,639)
Net assets at beginning of period                                       11,816,168   3,814,180   334,890,050    5,080,422
                                                                       -----------  ----------  ------------   ----------
Net assets at end of period                                            $10,486,347  $3,895,605  $984,908,515   $4,176,783
                                                                       ===========  ==========  ============   ==========
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                         $  (115,321) $  (31,191) $ (1,738,733)  $   84,406
  Net realized gain (losses)                                               130,779     368,018        52,371      101,046
  Capital gain dist from mutual funds                                           --          --       345,886           --
  Change in net unrealized appreciation (depreciation) of investments    3,264,752     760,994    27,763,670      685,335
                                                                       -----------  ----------  ------------   ----------
   Increase (decrease) in net assets resulting from operations           3,280,210   1,097,821    26,423,194      870,787
                                                                       -----------  ----------  ------------   ----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                               6,254      94,976   151,179,015        1,560
  Cost of units redeemed                                                (1,449,698)   (210,895)   (3,360,602)    (531,459)
  Net transfers                                                            (25,433)   (473,346)   91,299,086       27,284
  Contract maintenance charge                                                 (171)    (22,326)   (1,842,091)          (2)
  Adjustments to net assets allocated to contracts in payout period            460        (420)          (11)     (13,675)
                                                                       -----------  ----------  ------------   ----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                       (1,468,588)   (612,011)  237,275,397     (516,292)
                                                                       -----------  ----------  ------------   ----------
Increase (decrease) in net assets                                        1,811,622     485,810   263,698,591      354,495
Net assets at beginning of period                                       10,004,546   3,328,370    71,191,459    4,725,927
                                                                       -----------  ----------  ------------   ----------
Net assets at end of period                                            $11,816,168  $3,814,180  $334,890,050   $5,080,422
                                                                       ===========  ==========  ============   ==========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

                                                                           SAST
                                                                       International
                                                                        Diversified   SAST Davis    SAST Davis     SAST MFS
                                                                         Equities    Venture Value Venture Value Total Return
                                                                         Portfolio     Portfolio     Portfolio    Portfolio
                                                                          Class 3       Class 1       Class 3      Class 1
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                          $    74,213   $  (183,932) $   (549,317) $    908,851
  Net realized gain (losses)                                                160,270     1,938,807     2,518,883     2,516,493
  Capital gain dist from mutual funds                                            --     4,824,761     9,760,921            --
  Change in net unrealized appreciation (depreciation) of investments    (1,834,756)   (3,518,311)   (5,972,129)    2,165,226
                                                                        -----------   -----------  ------------  ------------
   Increase (decrease) in net assets resulting from operations           (1,600,273)    3,061,325     5,758,358     5,590,570
                                                                        -----------   -----------  ------------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                            1,708,445        84,499     8,320,263       132,623
  Cost of units redeemed                                                 (1,174,157)   (7,110,990)   (8,900,201)  (10,882,656)
  Net transfers                                                           3,800,759    (1,583,643)    2,127,488    (1,146,082)
  Contract maintenance charge                                              (107,599)          (63)     (543,274)           --
  Adjustments to net assets allocated to contracts in payout period             362         3,963           909           148
                                                                        -----------   -----------  ------------  ------------
   Increase (decrease) in net assets resulting from principal
     transactions                                                         4,227,810    (8,606,234)    1,005,185   (11,895,967)
                                                                        -----------   -----------  ------------  ------------
Increase (decrease) in net assets                                         2,627,537    (5,544,909)    6,763,543    (6,305,397)
Net assets at beginning of period                                        13,989,832    58,859,770   103,053,887    80,445,917
                                                                        -----------   -----------  ------------  ------------
Net assets at end of period                                             $16,617,369   $53,314,861  $109,817,430  $ 74,140,520
                                                                        ===========   ===========  ============  ============
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                          $   193,983   $   125,057  $     64,124  $  1,138,496
  Net realized gain (losses)                                                 80,479     1,494,998     3,568,260     1,515,864
  Capital gain dist from mutual funds                                            --     3,249,920     5,530,139            --
  Change in net unrealized appreciation (depreciation) of investments     1,399,181    10,908,989    16,836,625    10,578,410
                                                                        -----------   -----------  ------------  ------------
   Increase (decrease) in net assets resulting from operations            1,673,643    15,778,964    25,999,148    13,232,770
                                                                        -----------   -----------  ------------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                            3,620,615        45,323     9,482,060        66,921
  Cost of units redeemed                                                   (736,439)   (7,526,301)   (9,874,646)  (11,284,199)
  Net transfers                                                           3,686,146    (2,449,475)   (6,381,257)   (1,179,784)
  Contract maintenance charge                                               (54,290)          (59)     (471,315)           --
  Adjustments to net assets allocated to contracts in payout period            (370)       (1,733)       (1,100)       (2,769)
                                                                        -----------   -----------  ------------  ------------
   Increase (decrease) in net assets resulting from principal
     transactions                                                         6,515,662    (9,932,245)   (7,246,258)  (12,399,831)
                                                                        -----------   -----------  ------------  ------------
Increase (decrease) in net assets                                         8,189,305     5,846,719    18,752,890       832,939
Net assets at beginning of period                                         5,800,527    53,013,051    84,300,997    79,612,978
                                                                        -----------   -----------  ------------  ------------
Net assets at end of period                                             $13,989,832   $58,859,770  $103,053,887  $ 80,445,917
                                                                        ===========   ===========  ============  ============

                                                                                                                   SAST
                                                                         SAST MFS    SAST Total    SAST Total     Telecom
                                                                       Total Return  Return Bond   Return Bond    Utility
                                                                        Portfolio     Portfolio     Portfolio    Portfolio
                                                                         Class 3       Class 1       Class 3      Class 1
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                         $  1,309,576  $    70,908  $    274,906  $   36,947
  Net realized gain (losses)                                              3,200,860      117,913       531,450     166,518
  Capital gain dist from mutual funds                                            --           --            --          --
  Change in net unrealized appreciation (depreciation) of investments     4,730,383      590,387     5,722,070      63,451
                                                                       ------------  -----------  ------------  ----------
   Increase (decrease) in net assets resulting from operations            9,240,819      779,208     6,528,426     266,916
                                                                       ------------  -----------  ------------  ----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                            5,611,655       16,773    20,642,771          --
  Cost of units redeemed                                                (13,739,342)  (3,606,038)  (10,834,896)   (425,832)
  Net transfers                                                             259,810     (282,181)   10,248,480       5,989
  Contract maintenance charge                                              (540,202)          --    (1,397,502)         --
  Adjustments to net assets allocated to contracts in payout period           1,227       (1,920)            1         126
                                                                       ------------  -----------  ------------  ----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                        (8,406,852)  (3,873,366)   18,658,854    (419,717)
                                                                       ------------  -----------  ------------  ----------
Increase (decrease) in net assets                                           833,967   (3,094,158)   25,187,280    (152,801)
Net assets at beginning of period                                       131,456,196   22,383,326   176,911,221   2,446,966
                                                                       ------------  -----------  ------------  ----------
Net assets at end of period                                            $132,290,163  $19,289,168  $202,098,501  $2,294,165
                                                                       ============  ===========  ============  ==========
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                         $  1,616,339  $   103,868  $    548,592  $   30,538
  Net realized gain (losses)                                              1,616,364      306,861     1,068,442      99,953
  Capital gain dist from mutual funds                                            --      282,542     2,092,335          --
  Change in net unrealized appreciation (depreciation) of investments    16,491,185   (1,765,041)  (11,116,149)    282,098
                                                                       ------------  -----------  ------------  ----------
   Increase (decrease) in net assets resulting from operations           19,723,888   (1,071,770)   (7,406,780)    412,589
                                                                       ------------  -----------  ------------  ----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                            6,098,029       12,127    25,078,270          --
  Cost of units redeemed                                                (14,897,160)  (4,793,819)  (11,342,978)   (264,033)
  Net transfers                                                           9,137,108    1,643,767    27,020,114      (4,455)
  Contract maintenance charge                                              (470,161)          --    (1,161,486)         --
  Adjustments to net assets allocated to contracts in payout period            (940)         701           (26)        328
                                                                       ------------  -----------  ------------  ----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                          (133,124)  (3,137,224)   39,593,894    (268,160)
                                                                       ------------  -----------  ------------  ----------
Increase (decrease) in net assets                                        19,590,764   (4,208,994)   32,187,114     144,429
Net assets at beginning of period                                       111,865,432   26,592,320   144,724,107   2,302,537
                                                                       ------------  -----------  ------------  ----------
Net assets at end of period                                            $131,456,196  $22,383,326  $176,911,221  $2,446,966
                                                                       ============  ===========  ============  ==========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                          SAST                                    SAST
                                                                         Telecom    SAST Equity   SAST Equity  Aggressive
                                                                         Utility   Opportunities Opportunities   Growth
                                                                        Portfolio    Portfolio     Portfolio   Portfolio
                                                                         Class 3      Class 1       Class 3     Class 1
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                         $   29,580   $   (52,415)  $  (202,261) $  (61,899)
  Net realized gain (losses)                                              156,025       571,656       610,593     224,323
  Capital gain dist from mutual funds                                          --            --            --          --
  Change in net unrealized appreciation (depreciation) of investments      (6,679)      349,782     2,036,127    (205,314)
                                                                       ----------   -----------   -----------  ----------
   Increase (decrease) in net assets resulting from operations            178,926       869,023     2,444,459     (42,890)
                                                                       ----------   -----------   -----------  ----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                            243,690         3,962     6,461,605       6,920
  Cost of units redeemed                                                 (123,720)   (1,044,824)   (1,033,999)   (488,523)
  Net transfers                                                           244,006      (139,490)    4,524,570     (31,658)
  Contract maintenance charge                                              (5,365)           --      (197,355)       (208)
  Adjustments to net assets allocated to contracts in payout period            --           144            --        (206)
                                                                       ----------   -----------   -----------  ----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                         358,611    (1,180,208)    9,754,821    (513,675)
                                                                       ----------   -----------   -----------  ----------
Increase (decrease) in net assets                                         537,537      (311,185)   12,199,280    (556,565)
Net assets at beginning of period                                       1,690,796     9,928,834    19,077,053   5,743,097
                                                                       ----------   -----------   -----------  ----------
Net assets at end of period                                            $2,228,333   $ 9,617,649   $31,276,333  $5,186,532
                                                                       ==========   ===========   ===========  ==========
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                         $   20,084   $   (34,737)  $   (31,345) $  (59,404)
  Net realized gain (losses)                                               58,287       453,018       305,417     147,922
  Capital gain dist from mutual funds                                          --            --            --          --
  Change in net unrealized appreciation (depreciation) of investments     177,014     2,040,137     2,082,086   1,670,507
                                                                       ----------   -----------   -----------  ----------
   Increase (decrease) in net assets resulting from operations            255,385     2,458,418     2,356,158   1,759,025
                                                                       ----------   -----------   -----------  ----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                            138,496         3,710     6,864,252          --
  Cost of units redeemed                                                 (129,860)   (1,075,550)     (643,837)   (505,401)
  Net transfers                                                             9,395      (361,769)    7,947,068      19,077
  Contract maintenance charge                                              (4,962)           --       (54,187)       (208)
  Adjustments to net assets allocated to contracts in payout period            --          (955)            1          11
                                                                       ----------   -----------   -----------  ----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                          13,069    (1,434,564)   14,113,297    (486,521)
                                                                       ----------   -----------   -----------  ----------
Increase (decrease) in net assets                                         268,454     1,023,854    16,469,455   1,272,504
Net assets at beginning of period                                       1,422,342     8,904,980     2,607,598   4,470,593
                                                                       ----------   -----------   -----------  ----------
Net assets at end of period                                            $1,690,796   $ 9,928,834   $19,077,053  $5,743,097
                                                                       ==========   ===========   ===========  ==========

                                                                                       SAST          SAST
                                                                          SAST     International International    SAST
                                                                       Aggressive   Growth and    Growth and    Emerging
                                                                         Growth       Income        Income       Markets
                                                                       Portfolio     Portfolio     Portfolio    Portfolio
                                                                        Class 3       Class 1       Class 3      Class 1
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                         $  (10,343)  $    66,709  $    126,091  $     7,372
  Net realized gain (losses)                                               91,277       140,369     2,103,130       (3,606)
  Capital gain dist from mutual funds                                          --            --            --           --
  Change in net unrealized appreciation (depreciation) of investments     (86,682)   (1,103,779)   (4,338,592)    (365,947)
                                                                       ----------   -----------  ------------  -----------
   Increase (decrease) in net assets resulting from operations             (5,748)     (896,701)   (2,109,371)    (362,181)
                                                                       ----------   -----------  ------------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                            189,715        11,280       280,532        8,954
  Cost of units redeemed                                                  (48,317)   (1,292,935)   (2,639,435)    (715,795)
  Net transfers                                                            45,580       304,842    (1,671,436)      44,258
  Contract maintenance charge                                              (3,767)          (46)     (117,533)          (8)
  Adjustments to net assets allocated to contracts in payout period            --        18,169             1           29
                                                                       ----------   -----------  ------------  -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                         183,211      (958,690)   (4,147,871)    (662,562)
                                                                       ----------   -----------  ------------  -----------
Increase (decrease) in net assets                                         177,463    (1,855,391)   (6,257,242)  (1,024,743)
Net assets at beginning of period                                       1,011,200     9,560,940    24,846,281    5,720,283
                                                                       ----------   -----------  ------------  -----------
Net assets at end of period                                            $1,188,663   $ 7,705,549  $ 18,589,039  $ 4,695,540
                                                                       ==========   ===========  ============  ===========
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                         $   (8,906)  $    97,510  $    189,129  $   (33,830)
  Net realized gain (losses)                                              168,618        61,817     4,636,128       48,468
  Capital gain dist from mutual funds                                          --            --            --           --
  Change in net unrealized appreciation (depreciation) of investments     176,963     1,586,160       822,129     (313,657)
                                                                       ----------   -----------  ------------  -----------
   Increase (decrease) in net assets resulting from operations            336,675     1,745,487     5,647,386     (299,019)
                                                                       ----------   -----------  ------------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                            149,811         3,983       294,398        3,407
  Cost of units redeemed                                                  (41,729)   (1,378,687)   (3,142,568)  (1,133,408)
  Net transfers                                                          (273,998)       94,947   (12,220,633)    (160,035)
  Contract maintenance charge                                              (2,900)          (46)     (229,803)          (9)
  Adjustments to net assets allocated to contracts in payout period            22        (6,872)           90           16
                                                                       ----------   -----------  ------------  -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                        (168,794)   (1,286,675)  (15,298,516)  (1,290,029)
                                                                       ----------   -----------  ------------  -----------
Increase (decrease) in net assets                                         167,881       458,812    (9,651,130)  (1,589,048)
Net assets at beginning of period                                         843,319     9,102,128    34,497,411    7,309,331
                                                                       ----------   -----------  ------------  -----------
Net assets at end of period                                            $1,011,200   $ 9,560,940  $ 24,846,281  $ 5,720,283
                                                                       ==========   ===========  ============  ===========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

                                                                                  SAST                                SAST
                                                                     SAST      SunAmerica    SAST                    Dogs of
                                                                   Emerging     Dynamic      Real        SAST         Wall
                                                                    Markets     Strategy    Estate    Real Estate    Street
                                                                   Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
                                                                    Class 3     Class 3     Class 1     Class 3      Class 1
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                    $    25,914    $  --    $   15,323  $    31,897  $   15,985
  Net realized gain (losses)                                          284,453       --       347,287    3,732,796     245,075
  Capital gain dist from mutual funds                                      --       --       390,383    1,726,207     192,226
  Change in net unrealized appreciation (depreciation) of
   investments                                                     (1,482,283)      --       461,161      (78,896)     (6,593)
                                                                  -----------    -----    ----------  -----------  ----------
   Increase (decrease) in net assets resulting from operations     (1,171,916)      --     1,214,154    5,412,004     446,693
                                                                  -----------    -----    ----------  -----------  ----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                      2,686,066       --            36      495,623       1,180
  Cost of units redeemed                                           (1,083,566)      --      (549,979)  (1,805,868)   (525,709)
  Net transfers                                                     2,410,785       --      (258,502)  (5,977,041)     65,247
  Contract maintenance charge                                         (98,528)      --           (19)    (137,552)        (14)
  Adjustments to net assets allocated to contracts in payout
   period                                                                   1       --           (23)          --         383
                                                                  -----------    -----    ----------  -----------  ----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                   3,914,758       --      (808,487)  (7,424,838)   (458,913)
                                                                  -----------    -----    ----------  -----------  ----------
Increase (decrease) in net assets                                   2,742,842       --       405,667   (2,012,834)    (12,220)
Net assets at beginning of period                                  14,235,894       --     4,597,413   22,753,729   4,867,238
                                                                  -----------    -----    ----------  -----------  ----------
Net assets at end of period                                       $16,978,736    $  --    $5,003,080  $20,740,895  $4,855,018
                                                                  ===========    =====    ==========  ===========  ==========
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                    $   (64,733)   $  --    $    6,000  $   (13,962) $   18,296
  Net realized gain (losses)                                          419,345       15       297,591    5,766,966     327,824
  Capital gain dist from mutual funds                                      --       --            --           --          --
  Change in net unrealized appreciation (depreciation) of
   investments                                                       (819,731)      (5)     (425,192)  (6,395,708)    980,575
                                                                  -----------    -----    ----------  -----------  ----------
   Increase (decrease) in net assets resulting from operations       (465,119)      10      (121,601)    (642,704)  1,326,695
                                                                  -----------    -----    ----------  -----------  ----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                      2,538,126       --         1,512    1,482,022          --
  Cost of units redeemed                                           (1,072,474)    (103)     (756,814)  (2,390,912)   (574,657)
  Net transfers                                                     2,085,184       --        49,597   (3,777,680)    120,629
  Contract maintenance charge                                         (80,180)     (12)          (18)    (209,970)        (13)
  Adjustments to net assets allocated to contracts in payout
   period                                                                  56       --            27            1        (613)
                                                                  -----------    -----    ----------  -----------  ----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                   3,470,712     (115)     (705,696)  (4,896,539)   (454,654)
                                                                  -----------    -----    ----------  -----------  ----------
Increase (decrease) in net assets                                   3,005,593     (105)     (827,297)  (5,539,243)    872,041
Net assets at beginning of period                                  11,230,301      105     5,424,710   28,292,972   3,995,197
                                                                  -----------    -----    ----------  -----------  ----------
Net assets at end of period                                       $14,235,894    $  --    $4,597,413  $22,753,729  $4,867,238
                                                                  ===========    =====    ==========  ===========  ==========

                                                                     SAST
                                                                    Dogs of
                                                                     Wall         SAST         SAST       SST Real
                                                                    Street      Balanced     Balanced      Return
                                                                   Portfolio    Portfolio    Portfolio    Portfolio
                                                                    Class 3      Class 1      Class 3      Class 3
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                    $   119,083  $    47,691  $    55,952  $  (680,352)
  Net realized gain (losses)                                          770,109      786,802      618,041      (36,838)
  Capital gain dist from mutual funds                               1,273,506           --           --           --
  Change in net unrealized appreciation (depreciation) of
   investments                                                        590,188    1,055,913    1,091,893      980,681
                                                                  -----------  -----------  -----------  -----------
   Increase (decrease) in net assets resulting from operations      2,752,886    1,890,406    1,765,886      263,491
                                                                  -----------  -----------  -----------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                      5,789,554          638    2,636,610   10,136,939
  Cost of units redeemed                                           (1,328,303)  (2,605,984)  (1,258,121)  (2,776,128)
  Net transfers                                                     4,334,663      282,544    1,373,644   13,880,497
  Contract maintenance charge                                        (208,167)         (95)    (118,973)    (574,635)
  Adjustments to net assets allocated to contracts in payout
   period                                                                  53        1,296           (7)          --
                                                                  -----------  -----------  -----------  -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                   8,587,800   (2,321,601)   2,633,153   20,666,673
                                                                  -----------  -----------  -----------  -----------
Increase (decrease) in net assets                                  11,340,686     (431,195)   4,399,039   20,930,164
Net assets at beginning of period                                  21,663,776   19,305,044   15,671,824   56,760,660
                                                                  -----------  -----------  -----------  -----------
Net assets at end of period                                       $33,004,462  $18,873,849  $20,070,863  $77,690,824
                                                                  ===========  ===========  ===========  ===========
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                    $   110,800  $    63,770  $    85,726  $    76,288
  Net realized gain (losses)                                          423,272      338,090      284,832       (2,207)
  Capital gain dist from mutual funds                                      --           --           --           --
  Change in net unrealized appreciation (depreciation) of
   investments                                                      2,248,147    2,645,974    1,269,934   (2,012,834)
                                                                  -----------  -----------  -----------  -----------
   Increase (decrease) in net assets resulting from operations      2,782,219    3,047,834    1,640,492   (1,938,753)
                                                                  -----------  -----------  -----------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                      6,657,969       45,142    1,845,863   12,741,588
  Cost of units redeemed                                             (684,861)  (2,162,340)    (770,940)  (1,752,241)
  Net transfers                                                     8,712,934      364,049    6,810,466   28,726,124
  Contract maintenance charge                                         (70,580)         (90)     (62,417)    (253,316)
  Adjustments to net assets allocated to contracts in payout
   period                                                                   6        1,621            5           (4)
                                                                  -----------  -----------  -----------  -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                  14,615,468   (1,751,618)   7,822,977   39,462,151
                                                                  -----------  -----------  -----------  -----------
Increase (decrease) in net assets                                  17,397,687    1,296,216    9,463,469   37,523,398
Net assets at beginning of period                                   4,266,089   18,008,828    6,208,355   19,237,262
                                                                  -----------  -----------  -----------  -----------
Net assets at end of period                                       $21,663,776  $19,305,044  $15,671,824  $56,760,660
                                                                  ===========  ===========  ===========  ===========

                            See accompanying notes.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Variable Annuity Account Seven of American General Life Insurance Company (the "Separate Account") is an investment account of American General Life Insurance Company (the "Company"). The Company is a direct wholly owned subsidiary of AGC Life Insurance Company ("AGC"), a wholly owned, indirect subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings, and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

   On December 31, 2012, SunAmerica Annuity and Life Assurance Company merged into the Company. As a result of the merger, the Company became the depositor of the Separate Account. The Company is now responsible for all annuity and life insurance contracts funded through the Separate Account. The rights of the contract owners were not affected by the merger.

   The Separate Account offers the following variable annuity products: Polaris Plus, Polaris II Asset Manager, Polaris II A-Class, Polaris II A-Class Platinum Series, and Polaris Platinum O-Series.

   The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of these contracts is AIG Capital Services, Inc., a wholly owned, indirect subsidiary of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

   The Separate Account is composed of a total of 80 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the nine currently available Class 1 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the fifty eight currently available Class 1 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Series II investment portfolios of the Invesco Variable Insurance Funds (the "Invesco Funds"), (4) the two currently available Class VC investment portfolios of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"), (5) the four currently available Class 2 investment portfolios of the American Fund Insurance Series (the "American Series"), (6) the two currently available Class 2 investment portfolios of the Franklin Templeton Variable Insurance Products Trust (the "Franklin Trust"), or (7) the one currently available Class 3 investment portfolio of the Seasons Series Trust (the "Seasons Trust"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares in the American Series, the Series II shares in the Invesco Funds, the Class 2 shares in the Franklin Trust and the Class 3 shares in the Anchor Trust, the SunAmerica Trust, and the Seasons Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION (continued)

   Class 1 shares are not subject to 12b-1 fees. The Class VC Shares of the Lord Abbett Fund are not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Invesco Funds, the Lord Abbett Fund are not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Invesco Funds, the Lord Abbett Fund, the Franklin Trust, the American Series, and the Seasons Trust (collectively referred to as the "Trusts") are diversified, open-ended investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust, the SunAmerica Trust, and the Seasons Trust are affiliated investment companies. The contract holder may elect to have payments allocated to the guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

   The assets of the Account are segregated from the Company's other assets. The operations of the Account are part of the Company.

   Net purchases from the contracts are allocated to the Sub-accounts and invested in the Funds in accordance with contract owner instructions. The purchases are recorded as principal transactions in the Statements of Changes in Net Assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

   INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis.

   ACCUMULATION UNIT: This is a measuring unit used to calculate the contract owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

   FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

   operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

   USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products.

   At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company. If there are transfers between the Company and the Separate Account they will be disclosed as adjustments to net assets allocated to contracts in payout period in the accompanying Statements of Changes in Net Assets.

   Annuity benefit payments are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

3. FAIR VALUE MEASUREMENTS

   Assets and liabilities recorded at fair value in the Separate Account Statements of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

3. FAIR VALUE MEASUREMENTS (continued)

   Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets, and most mutual funds.

   Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal, and provincial obligations, hybrid securities, and derivative contracts.

   Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include certain fixed income securities and equities.

   The Separate Account assets measured at fair value as of December 31, 2014 consist of investments in trusts, which are registered and open-end mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 as of December 31, 2014 and for the year then ended. The Separate Account had no liabilities as of December 31, 2014. See the Schedules of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2014, and respective hierarchy levels. As all assets are of the Separate Account are classified as Level 1, no reconciliation of Level 3 assets and changes in unrealized gains (losses) for Level 3 assets still held as of December 31, 2014 is presented.

4. CHARGES AND DEDUCTIONS

   Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

   WITHDRAWAL CHARGE: The Polaris Plus, Polaris Platinum O-Series, and Polaris II A-Class Platinum Series contracts provide that in the event that a contract holder withdraws

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)

   all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of 6% for the Polaris Plus and Polaris Platinum O-Series products and 0.50% for the Polaris II A-Class Platinum Series product, of any amount withdrawn that exceed the free withdrawal amount and are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. There are no withdrawal charges under the Polaris II Asset Manager and Polaris II A-Class contracts.

   CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge ranging from $35 to $50 is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded as a charge in the Statements of Changes in Net Assets. There are no contract maintenance charges under the Polaris Plus, Polaris II Asset Manager, and Polaris II A-Class contracts.

   SEPARATE ACCOUNT ANNUAL CHARGE: The Company deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. Separate Account annual charges are recorded as a charge in the Statements of Operations. The total annual rates of the net asset value of each portfolio, depending on any death benefits elected for each product, are as follows: Polaris Plus, 0.85% or 1.25%, Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum Series, 0.85% or 1.10%, and Polaris Platinum O-Series, 0.95% or 1.20%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. It is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

   TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. There are no transfer fees under the Polaris Plus contracts.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)

   INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Plus, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is either 0.15% or 0.30% of the income benefit base (as defined in the prospectus), deducted annually from the contract value, and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges.

   MARKETLOCK, MARKETLOCK FOR LIFE PLUS, MARKETLOCK INCOME PLUS, AND MARKETLOCK FOR LIFE FEE: The optional MarketLock, MarketLock for Life Plus, MarketLock Income

   Plus, and MarketLock for Life features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock feature is offered in Polaris II A-Class Platinum Series. The annual fee for MarketLock ranges from 0.50% to 0.65% of the maximum anniversary value benefit base (as defined in the prospectus), deducted quarterly from the contract value and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

   The MarketLock for Life Plus and MarketLock Income Plus features are offered in Polaris II A-Class Platinum Series. The annual fee ranges from 0.70% to 0.75% for one covered person and from 0.95% to 1.00% for two covered persons for MarketLock for Life Plus and ranges from 0.85% to 0.95% for one covered person and 1.10% to 1.35% for two covered persons for MarketLock Income Plus, of the income base, deducted quarterly from the contract value and recorded as cost of units redeemed in the Statements of Changes in Net Assets. The income base for MarketLock for Life Plus and MarketLock Income Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plush a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

   The MarketLock for Life feature is offered in Polaris II A-Class Platinum Series. The annual fee is 0.70% for one covered person and 0.95% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base for MarketLock for Life is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contact years 2-5, capped at 100% of purchase payments in year 2-5 over the first year purchase payments.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)

   SUNAMERICA INCOME PLUS FEE: The optional SunAmerica Income Plus feature provides a guaranteed withdrawal steam by locking in market gains during an applicable evaluation period. The SunAmerica Income Plus feature is offered in Polaris Platinum O-Series. The annual fee ranges from 0.60% to 2.20% for one covered person and 0.60% to 2.70% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The fee may change after the first year based on an index of market volatility. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first five years, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value.

   SALES CHARGE: For the Polaris II A-Class and the Polaris II A-Class Platinum Series products, an up-front sales charge may be applied against the gross purchase payments made on the contract. The sales charge ranges from 0.50% to 5.75% of the gross purchase payment invested, depending on the investment amount and is paid to the Company. The net proceeds from units sold are recorded in the accompanying Statements of Changes in Net Assets.

   PREMIUM BASED CHARGE: For the Polaris Platinum O-Series product, an up-front sales charge is applied against the gross purchase payments made on the contract. The sales charge ranges from 1.25% to 5.00% of the gross purchase payment invested, depending on the investment amount and the year of receipt and is paid to the Company. The charge is deducted from the contract value on a quarterly basis over a period of 7 years and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

   PREMIUM TAXES: Certain states charge the Company a premium tax on purchase payments up to a maximum of 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes when a purchase payment is made or upon surrender of the contract. Premium taxes are deducted from purchases when a contract annuitizes in the Statements of Changes in Net Assets.

   SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2014, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                  Cost of   Proceeds from
Sub-accounts                                                     Purchases      Sales
------------                                                    ----------- -------------
Lord Abbett Growth and Income Portfolio Class VC                $ 2,991,858  $21,590,238
American Funds Growth-Income Fund Class 2                        59,334,790   68,029,227
American Funds Growth Fund Class 2                               31,195,469   36,019,358
Lord Abbett Mid Cap Stock Portfolio Class VC                      2,141,591   14,962,499
American Funds Asset Allocation Fund Class 2                     56,435,538   47,123,174
American Funds Global Growth Fund Class 2                        60,571,883   40,111,620
Invesco VI American Franchise Fund Series II                        730,188    1,053,567
Invesco VI Comstock Fund Series II                               24,971,940   37,642,989
Invesco VI Growth and Income Fund Series II                      59,097,046   38,519,220
Franklin Income Securities Fund                                   9,343,250    4,315,449
Franklin Templeton VIP Founding Funds Allocations Fund Class 2    5,932,548    3,941,540
AST Growth Portfolio Class 1                                        614,107    4,731,558
AST Growth Portfolio Class 3                                      1,120,807      790,426
AST Government and Quality Bond Portfolio Class 1                 2,814,418    7,798,084
AST Government and Quality Bond Portfolio Class 3                27,747,347   11,932,560
AST Capital Appreciation Portfolio Class 1                       13,781,258   14,050,344
AST Capital Appreciation Portfolio Class 3                       46,057,355   20,726,917
AST Natural Resources Portfolio Class 3                           1,400,391      918,441
SAST Equity Index Portfolio Class 1                                 201,228    1,617,520
SAST Small Company Value Portfolio Class 1                          262,873      841,298
SAST Small Company Value Portfolio Class 3                        6,222,582    5,337,639
SAST Mid-Cap Growth Portfolio Class 1                               878,162      797,512
SAST Mid-Cap Growth Portfolio Class 3                             4,773,287    3,346,787
SAST Capital Growth Portfolio Class 1                                 3,401       95,171
SAST Capital Growth Portfolio Class 3                               497,689      519,776
SAST Blue Chip Growth Portfolio Class 1                             173,701      438,129
SAST Blue Chip Growth Portfolio Class 3                           7,518,680      523,196
SAST Growth Opportunities Portfolio Class 1                         578,358      494,024
SAST Growth Opportunities Portfolio Class 3                       4,838,000    5,075,996
SAST Technology Portfolio Class 1                                    49,449      120,563
SAST Technology Portfolio Class 3                                   444,704      196,551
SAST Marsico Focused Growth Portfolio Class 3                     9,195,887    2,265,995
SAST Small & Mid Cap Value Portfolio Class 3                     13,117,180   11,227,507
SAST Foreign Value Portfolio Class 3                             20,652,292   10,097,111
SAST Cash Management Portfolio Class 1                           11,326,835   13,979,675
SAST Cash Management Portfolio Class 3                           14,611,856   15,550,812
SAST Corporate Bond Portfolio Class 1                             3,063,715    9,204,320
SAST Corporate Bond Portfolio Class 3                            30,270,207   19,969,542
SAST Global Bond Portfolio Class 1                                  766,863    1,992,879
SAST Global Bond Portfolio Class 3                               12,722,525    3,375,288
SAST High-Yield Bond Portfolio Class 1                            1,213,963    2,540,456
SAST High-Yield Bond Portfolio Class 3                           10,197,246    4,846,803
AST Asset Allocation Portfolio Class 1                            1,067,638    2,097,440
AST Asset Allocation Portfolio Class 3                            3,775,243    1,610,766
SAST Growth-Income Portfolio Class 1                              1,393,880    3,011,048
SAST Growth-Income Portfolio Class 3                             24,633,265    6,788,678
SAST Global Equities Portfolio Class 1                              491,613      844,662
SAST Global Equities Portfolio Class 3                            1,592,611      383,471
SAST Alliance Growth Portfolio Class 1                              132,088    3,597,739
SAST Alliance Growth Portfolio Class 3                              756,168    1,817,872

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS - CONTINUED

For the year ended December 31, 2014, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                             Cost of    Proceeds from
Sub-accounts                                                Purchases       Sales
------------                                               ------------ -------------
SAST MFS Massachusetts Investors Trust Portfolio Class 1   $    530,841  $ 1,404,104
SAST MFS Massachusetts Investors Trust Portfolio Class 3     27,176,775    8,367,619
SAST Fundamental Growth Portfolio Class 1                        39,179    2,153,220
SAST Fundamental Growth Portfolio Class 3                       402,016      592,381
SAST Dynamic Allocation Portfolio Class 3                   634,214,560      583,080
SAST International Diversified Equities Portfolio Class 1       259,182      698,192
SAST International Diversified Equities Portfolio Class 3     5,458,118    1,156,051
SAST Davis Venture Value Portfolio Class 1                    5,430,794    9,399,767
SAST Davis Venture Value Portfolio Class 3                   21,703,471   11,486,425
SAST MFS Total Return Portfolio Class 1                       2,291,977   13,278,881
SAST MFS Total Return Portfolio Class 3                       9,197,871   16,294,859
SAST Total Return Bond Portfolio Class 1                      1,179,222    4,981,541
SAST Total Return Bond Portfolio Class 3                     32,862,553   13,928,076
SAST Telecom Utility Portfolio Class 1                          173,191      555,961
SAST Telecom Utility Portfolio Class 3                          855,924      467,733
SAST Equity Opportunities Portfolio Class 1                     167,246    1,399,868
SAST Equity Opportunities Portfolio Class 3                  11,170,102    1,617,435
SAST Aggressive Growth Portfolio Class 1                        247,900      824,229
SAST Aggressive Growth Portfolio Class 3                        407,832      234,963
SAST International Growth and Income Portfolio Class 1          570,498    1,462,480
SAST International Growth and Income Portfolio Class 3        2,594,425    6,616,127
SAST Emerging Markets Portfolio Class 1                         424,008    1,080,228
SAST Emerging Markets Portfolio Class 3                       5,673,192    1,732,475
SAST Real Estate Portfolio Class 1                              754,070    1,157,467
SAST Real Estate Portfolio Class 3                            2,877,896    8,544,549
SAST Dogs of Wall Street Portfolio Class 1                      383,446      636,413
SAST Dogs of Wall Street Portfolio Class 3                   12,190,680    2,210,180
SAST Balanced Portfolio Class 1                                 962,734    3,239,113
SAST Balanced Portfolio Class 3                               4,834,409    2,145,297
SST Real Return Portfolio Class 3                            22,461,153    2,474,498

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended December 31, 2014.

                                              Contracts With               Accumulation Annuity Annuity
                                                 a Total     Accumulation     Units      Units   Units   Net Increase
Sub-accounts                                    Expense of   Units Issued    Redeemed   Issued  Redeemed  (Decrease)
------------                                  -------------- ------------  ------------ ------- -------- ------------
Lord Abbett Growth and Income Portfolio
  Class VC                                         0.85%         64,939     (1,163,238) 22,269      --    (1,076,030)
Lord Abbett Growth and Income Portfolio
  Class VC                                         0.95%         51,685        (20,743)     --      --        30,942
Lord Abbett Growth and Income Portfolio
  Class VC                                         1.10%          2,999        (33,139)     --      --       (30,140)
Lord Abbett Growth and Income Portfolio
  Class VC                                         1.20%         55,180         (9,949)     --      --        45,231
American Funds Growth-Income Fund Class 2          0.85%        280,057     (2,452,607) 18,347      --    (2,154,203)
American Funds Growth-Income Fund Class 2          0.95%        587,624        (68,761)     --      --       518,863
American Funds Growth-Income Fund Class 2          1.10%          8,078       (100,101)     --      --       (92,023)
American Funds Growth-Income Fund Class 2          1.20%        690,871        (56,939)     --      --       633,932
American Funds Growth Fund Class 2                 0.85%        151,980     (1,107,815) 16,838      --      (938,997)
American Funds Growth Fund Class 2                 0.95%        263,974        (81,917)     40      --       182,097
American Funds Growth Fund Class 2                 1.10%          7,357        (65,293)     --      --       (57,936)
American Funds Growth Fund Class 2                 1.20%        325,368        (34,344)     --      --       291,024
Lord Abbett Mid Cap Stock Portfolio Class VC       0.85%         45,422       (655,147) 12,597      --      (597,128)
Lord Abbett Mid Cap Stock Portfolio Class VC       0.95%         20,612         (6,574)     --      --        14,038
Lord Abbett Mid Cap Stock Portfolio Class VC       1.10%          4,835        (48,714)     --      --       (43,879)
Lord Abbett Mid Cap Stock Portfolio Class VC       1.20%         42,348         (3,539)     --      --        38,809
American Funds Asset Allocation Fund Class 2       0.85%      1,219,137     (2,190,347) 12,435      --      (958,775)
American Funds Asset Allocation Fund Class 2       0.95%        278,455        (19,597)     --      --       258,858
American Funds Asset Allocation Fund Class 2       1.10%         19,281        (60,006)     --      --       (40,725)
American Funds Asset Allocation Fund Class 2       1.20%        331,496        (31,065)     --      --       300,431
American Funds Global Growth Fund Class 2          0.85%        235,969     (1,207,720) 12,686      --      (959,065)
American Funds Global Growth Fund Class 2          0.95%        363,171        (71,333)     49      --       291,887
American Funds Global Growth Fund Class 2          1.10%          7,164        (44,949)     --      --       (37,785)
American Funds Global Growth Fund Class 2          1.20%        405,540        (37,559)     --      --       367,981
Invesco VI American Franchise Fund Series II       0.85%         17,068        (52,218)     --      --       (35,150)
Invesco VI American Franchise Fund Series II       0.95%         10,305         (6,785)     --      --         3,520
Invesco VI American Franchise Fund Series II       1.10%            216         (1,078)     --      --          (862)
Invesco VI American Franchise Fund Series II       1.20%         18,312         (2,009)     --      --        16,303
Invesco VI Comstock Fund Series II                 0.85%        191,103     (1,728,920) 14,561      --    (1,523,256)
Invesco VI Comstock Fund Series II                 0.95%        606,989       (181,702)    144      --       425,431
Invesco VI Comstock Fund Series II                 1.10%         19,619        (71,617)     --      --       (51,998)
Invesco VI Comstock Fund Series II                 1.20%        625,902        (74,990)     --      --       550,912
Invesco VI Growth and Income Fund Series II        0.85%        127,293     (1,570,169) 15,828      --    (1,427,048)
Invesco VI Growth and Income Fund Series II        0.95%        561,776       (208,836)    131      --       353,071
Invesco VI Growth and Income Fund Series II        1.10%          4,085        (67,619)     --      --       (63,534)
Invesco VI Growth and Income Fund Series II        1.20%        549,993        (84,553)     --      --       465,440
Franklin Income Securities Fund                    0.85%        135,395       (266,954)     --    (145)     (131,704)
Franklin Income Securities Fund                    0.95%        137,322        (42,748)     --      --        94,574
Franklin Income Securities Fund                    1.10%          9,396           (909)     --      --         8,487
Franklin Income Securities Fund                    1.20%        322,113        (37,040)     --      --       285,073
Franklin Templeton VIP Founding Funds
  Allocations Fund Class 2                         0.85%        154,839       (304,435) 13,598      --      (135,998)
Franklin Templeton VIP Founding Funds
  Allocations Fund Class 2                         0.95%         84,417        (10,155)     --      --        74,262
Franklin Templeton VIP Founding Funds
  Allocations Fund Class 2                         1.10%             34           (573)     --      --          (539)
Franklin Templeton VIP Founding Funds
  Allocations Fund Class 2                         1.20%        217,509        (31,767)     --      --       185,742
AST Growth Portfolio Class 1                       0.85%          1,622       (197,030) 16,035      --      (179,373)
AST Growth Portfolio Class 1                       1.10%            546        (11,941)     --      --       (11,395)
AST Growth Portfolio Class 1                       1.25%          7,719        (18,289)    279      --       (10,291)
AST Growth Portfolio Class 3                       0.85%          7,368        (40,579)     --    (101)      (33,312)
AST Growth Portfolio Class 3                       0.95%         12,596         (1,680)     --      --        10,916
AST Growth Portfolio Class 3                       1.10%            909           (909)     --      --            --
AST Growth Portfolio Class 3                       1.20%         45,791         (1,057)     --      --        44,734
AST Government and Quality Bond Portfolio
  Class 1                                          0.85%        141,483       (357,153)  1,474      --      (214,196)
AST Government and Quality Bond Portfolio
  Class 1                                          1.10%         19,029        (22,895)     --      --        (3,866)
AST Government and Quality Bond Portfolio
  Class 1                                          1.25%          2,200        (71,098)     --    (345)      (69,243)
AST Government and Quality Bond Portfolio
  Class 3                                          0.85%        328,436       (754,809)      7      --      (426,366)
AST Government and Quality Bond Portfolio
  Class 3                                          0.95%        919,087       (274,874)     64      --       644,277
AST Government and Quality Bond Portfolio
  Class 3                                          1.10%          6,252         (5,155)     --      --         1,097
AST Government and Quality Bond Portfolio
  Class 3                                          1.20%        743,796        (94,754)     --      --       649,042
AST Capital Appreciation Portfolio Class 1         0.85%          5,910       (380,502) 11,315      --      (363,277)
AST Capital Appreciation Portfolio Class 1         1.10%          4,434        (30,711)     --      --       (26,277)
AST Capital Appreciation Portfolio Class 1         1.25%          5,367        (26,255)     70      --       (20,818)
AST Capital Appreciation Portfolio Class 3         0.85%        159,159       (727,160)  3,299      --      (564,702)
AST Capital Appreciation Portfolio Class 3         0.95%        357,663       (115,778)     --      --       241,885
AST Capital Appreciation Portfolio Class 3         1.10%          3,199        (14,533)     --      --       (11,334)
AST Capital Appreciation Portfolio Class 3         1.20%        339,175        (49,490)     --      --       289,685
AST Natural Resources Portfolio Class 3            0.85%         73,575        (82,618)     --      --        (9,043)
AST Natural Resources Portfolio Class 3            0.95%         20,508         (2,599)     --      --        17,909
AST Natural Resources Portfolio Class 3            1.10%          2,968            (70)     --      --         2,898
AST Natural Resources Portfolio Class 3            1.20%         55,095         (3,542)     --      --        51,553
SAST Equity Index Portfolio Class 1                1.25%          5,891       (103,077)     --    (374)      (97,560)
SAST Small Company Value Portfolio Class 1         0.85%             --             --      --      --            --
SAST Small Company Value Portfolio Class 1         1.25%          3,906        (20,167)     --      --       (16,261)
SAST Small Company Value Portfolio Class 3         0.85%         79,449       (314,866)     --     (73)     (235,490)
SAST Small Company Value Portfolio Class 3         0.95%        181,433        (73,715)     --      --       107,718
SAST Small Company Value Portfolio Class 3         1.10%          2,386         (6,708)     --      --        (4,322)
SAST Small Company Value Portfolio Class 3         1.20%        166,951        (25,103)     --      --       141,848

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                              Contracts With               Accumulation Annuity Annuity     Net
                                                 a Total     Accumulation     Units      Units   Units    Increase
Sub-accounts                                    Expense of   Units Issued    Redeemed   Issued  Redeemed (Decrease)
------------                                  -------------- ------------  ------------ ------- -------- ----------
SAST Mid-Cap Growth Portfolio Class 1              0.85%         27,194        (43,543)    468      --     (15,881)
SAST Mid-Cap Growth Portfolio Class 1              1.10%         10,805        (12,087)     --      --      (1,282)
SAST Mid-Cap Growth Portfolio Class 3              0.85%         54,218        (87,297)     --     (35)    (33,114)
SAST Mid-Cap Growth Portfolio Class 3              0.95%         62,775       (107,293)     --      --     (44,518)
SAST Mid-Cap Growth Portfolio Class 3              1.10%          1,045         (6,375)     --      --      (5,330)
SAST Mid-Cap Growth Portfolio Class 3              1.20%         96,880        (44,925)     --      --      51,955
SAST Capital Growth Portfolio Class 1              0.85%             51         (7,415)     --      --      (7,364)
SAST Capital Growth Portfolio Class 1              1.10%            217           (126)     --      --          91
SAST Capital Growth Portfolio Class 3              0.85%          4,002        (40,584)     --      --     (36,582)
SAST Capital Growth Portfolio Class 3              0.95%          9,587         (1,484)     --      --       8,103
SAST Capital Growth Portfolio Class 3              1.10%            119           (189)     --      --         (70)
SAST Capital Growth Portfolio Class 3              1.20%         34,064         (1,719)     --      --      32,345
SAST Blue Chip Growth Portfolio Class 1            0.85%          9,999        (29,938)     --      --     (19,939)
SAST Blue Chip Growth Portfolio Class 1            1.10%          2,479        (19,186)     --      --     (16,707)
SAST Blue Chip Growth Portfolio Class 3            0.85%         44,247        (31,438)     --      --      12,809
SAST Blue Chip Growth Portfolio Class 3            0.95%        319,938        (32,956)     --      --     286,982
SAST Blue Chip Growth Portfolio Class 3            1.10%              1            (40)     --      --         (39)
SAST Blue Chip Growth Portfolio Class 3            1.20%        484,361        (24,944)     --      --     459,417
SAST Growth Opportunities Portfolio Class 1        0.85%         34,657        (51,312)     --      --     (16,655)
SAST Growth Opportunities Portfolio Class 1        1.10%          2,109           (890)     --      --       1,219
SAST Growth Opportunities Portfolio Class 3        0.85%         94,496       (449,411)     --     (34)   (354,949)
SAST Growth Opportunities Portfolio Class 3        0.95%        103,055        (81,409)     --      --      21,646
SAST Growth Opportunities Portfolio Class 3        1.10%            975        (13,486)     --      --     (12,511)
SAST Growth Opportunities Portfolio Class 3        1.20%         89,963        (38,555)     --      --      51,408
SAST Technology Portfolio Class 1                  0.85%         14,730        (35,528)     --      --     (20,798)
SAST Technology Portfolio Class 1                  1.10%             --           (643)     --      --        (643)
SAST Technology Portfolio Class 3                  0.85%         49,410        (54,145)     --      --      (4,735)
SAST Technology Portfolio Class 3                  0.95%         26,549         (5,045)     --      --      21,504
SAST Technology Portfolio Class 3                  1.10%             --             --      --      --          --
SAST Technology Portfolio Class 3                  1.20%         72,125         (9,086)     --      --      63,039
SAST Marsico Focused Growth Portfolio Class 3      0.85%        103,321       (108,641)     --      --      (5,320)
SAST Marsico Focused Growth Portfolio Class 3      0.95%        256,156        (65,966)     --      --     190,190
SAST Marsico Focused Growth Portfolio Class 3      1.10%          2,453           (534)     --      --       1,919
SAST Marsico Focused Growth Portfolio Class 3      1.20%        231,769        (28,053)     --      --     203,716
SAST Small & Mid Cap Value Portfolio Class 3       0.85%         81,228       (568,534)     --    (123)   (487,429)
SAST Small & Mid Cap Value Portfolio Class 3       0.95%        166,589        (86,143)     --      --      80,446
SAST Small & Mid Cap Value Portfolio Class 3       1.10%            821        (10,426)     --      --      (9,605)
SAST Small & Mid Cap Value Portfolio Class 3       1.20%        173,678        (37,904)     --      --     135,774
SAST Foreign Value Portfolio Class 3               0.85%        390,050       (808,561)     --     (83)   (418,594)
SAST Foreign Value Portfolio Class 3               0.95%        911,926       (179,693)    228      --     732,461
SAST Foreign Value Portfolio Class 3               1.10%          6,683        (18,018)     --      --     (11,335)
SAST Foreign Value Portfolio Class 3               1.20%        700,945        (92,005)     --      --     608,940
SAST Cash Management Portfolio Class 1             0.85%      1,039,763     (1,244,003)  6,550      --    (197,690)
SAST Cash Management Portfolio Class 1             1.10%         33,758        (27,552)     --      --       6,206
SAST Cash Management Portfolio Class 1             1.25%         46,888        (74,564)     --    (152)    (27,828)
SAST Cash Management Portfolio Class 3             0.85%      1,008,114     (1,134,156)     --      --    (126,042)
SAST Cash Management Portfolio Class 3             0.95%        280,633       (262,519)     --      --      18,114
SAST Cash Management Portfolio Class 3             1.10%         16,881        (16,080)     --      --         801
SAST Cash Management Portfolio Class 3             1.20%        206,509       (173,350)     --      --      33,159
SAST Corporate Bond Portfolio Class 1              0.85%         69,207       (358,586)  5,786      --    (283,593)
SAST Corporate Bond Portfolio Class 1              1.10%         17,903        (22,953)     --      --      (5,050)
SAST Corporate Bond Portfolio Class 1              1.25%          1,351        (19,509)     --      --     (18,158)
SAST Corporate Bond Portfolio Class 3              0.85%        224,978       (882,478)     --    (593)   (658,093)
SAST Corporate Bond Portfolio Class 3              0.95%        588,438       (134,486)     --      --     453,952
SAST Corporate Bond Portfolio Class 3              1.10%          4,300         (8,981)     --      --      (4,681)
SAST Corporate Bond Portfolio Class 3              1.20%        450,255        (48,499)     --      --     401,756
SAST Global Bond Portfolio Class 1                 0.85%         47,519        (93,115)     70      --     (45,526)
SAST Global Bond Portfolio Class 1                 1.10%          3,075         (2,868)     --      --         207
SAST Global Bond Portfolio Class 1                 1.25%          1,061        (12,442)     --     (45)    (11,426)
SAST Global Bond Portfolio Class 3                 0.85%        181,332       (217,014)     --     (60)    (35,742)
SAST Global Bond Portfolio Class 3                 0.95%        371,101        (65,039)     --      --     306,062
SAST Global Bond Portfolio Class 3                 1.10%          9,754         (1,128)     --      --       8,626
SAST Global Bond Portfolio Class 3                 1.20%        299,241        (21,592)     --      --     277,649
SAST High-Yield Bond Portfolio Class 1             0.85%         24,702        (98,079)     --      --     (73,377)
SAST High-Yield Bond Portfolio Class 1             1.10%          8,493         (3,344)     --      --       5,149
SAST High-Yield Bond Portfolio Class 1             1.25%          1,558        (13,540)     --     (40)    (12,022)
SAST High-Yield Bond Portfolio Class 3             0.85%        123,079       (251,001)     --    (101)   (128,023)
SAST High-Yield Bond Portfolio Class 3             0.95%        176,620        (38,181)     --      --     138,439
SAST High-Yield Bond Portfolio Class 3             1.10%          3,879         (3,491)     --      --         388
SAST High-Yield Bond Portfolio Class 3             1.20%        172,605        (11,977)     --      --     160,628
AST Asset Allocation Portfolio Class 1             0.85%         23,775        (55,928)  1,329      --     (30,824)
AST Asset Allocation Portfolio Class 1             1.10%            867         (8,472)     --      --      (7,605)
AST Asset Allocation Portfolio Class 1             1.25%          1,443        (19,794)     --    (134)    (18,485)
AST Asset Allocation Portfolio Class 3             0.85%        102,596        (77,856)    275      --      25,015
AST Asset Allocation Portfolio Class 3             0.95%         18,869         (4,557)     --      --      14,312
AST Asset Allocation Portfolio Class 3             1.10%          1,569           (180)     --      --       1,389
AST Asset Allocation Portfolio Class 3             1.20%         40,694         (1,955)     --      --      38,739
SAST Growth-Income Portfolio Class 1               0.85%         17,258        (47,968)  2,209      --     (28,501)
SAST Growth-Income Portfolio Class 1               1.10%          1,731         (6,678)     --      --      (4,947)

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                              Contracts With               Accumulation Annuity Annuity
                                                 a Total     Accumulation     Units      Units   Units   Net Increase
Sub-accounts                                    Expense of   Units Issued    Redeemed   Issued  Redeemed  (Decrease)
------------                                  -------------- ------------  ------------ ------- -------- ------------
SAST Growth-Income Portfolio Class 1               1.25%           3,497       (44,358)     --     (67)      (40,928)
SAST Growth-Income Portfolio Class 3               0.85%         308,998      (308,674)     --     (50)          274
SAST Growth-Income Portfolio Class 3               0.95%         721,625      (213,961)    169      --       507,833
SAST Growth-Income Portfolio Class 3               1.10%           8,618        (9,235)     --      --          (617)
SAST Growth-Income Portfolio Class 3               1.20%         682,093       (93,676)     --      --       588,417
SAST Global Equities Portfolio Class 1             0.85%          26,530       (15,510)     --      --        11,020
SAST Global Equities Portfolio Class 1             1.10%           4,633        (3,586)     --      --         1,047
SAST Global Equities Portfolio Class 1             1.25%           3,732       (20,767)     --      (1)      (17,036)
SAST Global Equities Portfolio Class 3             0.85%          33,378       (25,301)     --      --         8,077
SAST Global Equities Portfolio Class 3             0.95%          41,421        (3,861)     --      --        37,560
SAST Global Equities Portfolio Class 3             1.10%           1,269        (1,666)     --      --          (397)
SAST Global Equities Portfolio Class 3             1.20%          53,562        (1,088)     --      --        52,474
SAST Alliance Growth Portfolio Class 1             0.85%           2,980       (48,689)    239      --       (45,470)
SAST Alliance Growth Portfolio Class 1             1.10%             156        (4,134)     --      --        (3,978)
SAST Alliance Growth Portfolio Class 1             1.25%           2,555       (49,675)     29      --       (47,091)
SAST Alliance Growth Portfolio Class 3             0.85%           8,064      (132,144)     --      --      (124,080)
SAST Alliance Growth Portfolio Class 3             0.95%           5,616        (1,463)     --      --         4,153
SAST Alliance Growth Portfolio Class 3             1.10%             132          (622)     --      --          (490)
SAST Alliance Growth Portfolio Class 3             1.20%          51,535        (2,036)     --      --        49,499
SAST MFS Massachusetts Investors Trust
  Portfolio Class 1                                0.85%          14,615       (63,365)  1,043      --       (47,707)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 1                                1.10%           4,785       (18,897)     --      --       (14,112)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                0.85%         198,834      (411,394)     --      --      (212,560)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                0.95%         775,750      (247,776)    102      --       528,076
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                1.10%           2,541        (7,738)     --      --        (5,197)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                1.20%         749,482      (112,954)     --      --       636,528
SAST Fundamental Growth Portfolio Class 1          0.85%             954       (83,120)  2,850      --       (79,316)
SAST Fundamental Growth Portfolio Class 1          1.10%             533       (19,735)     --      --       (19,202)
SAST Fundamental Growth Portfolio Class 1          1.25%           1,880       (35,893)     --     (78)      (34,091)
SAST Fundamental Growth Portfolio Class 3          0.85%          10,959       (40,295)     --     (76)      (29,412)
SAST Fundamental Growth Portfolio Class 3          0.95%           6,938        (8,774)     --      --        (1,836)
SAST Fundamental Growth Portfolio Class 3          1.10%              --        (2,552)     --      --        (2,552)
SAST Fundamental Growth Portfolio Class 3          1.20%          24,062        (4,129)     --      --        19,933
SAST Dynamic Allocation Portfolio Class 3          0.85%          40,710        (6,139)     --      --        34,571
SAST Dynamic Allocation Portfolio Class 3          0.95%      43,907,040    (1,489,247)     --      --    42,417,793
SAST Dynamic Allocation Portfolio Class 3          1.20%       8,415,314      (390,624)     --      --     8,024,690
SAST International Diversified Equities
  Portfolio Class 1                                0.85%           9,586       (40,739)  2,525      --       (28,628)
SAST International Diversified Equities
  Portfolio Class 1                                1.10%           5,296          (526)     --      --         4,770
SAST International Diversified Equities
  Portfolio Class 1                                1.25%             965       (13,875)     --    (167)      (13,077)
SAST International Diversified Equities
  Portfolio Class 3                                0.85%         144,954      (106,268)     --      (4)       38,682
SAST International Diversified Equities
  Portfolio Class 3                                0.95%         265,258       (38,590)     --      --       226,668
SAST International Diversified Equities
  Portfolio Class 3                                1.10%           2,308        (2,079)     --      --           229
SAST International Diversified Equities
  Portfolio Class 3                                1.20%         160,110       (11,871)     --      --       148,239
SAST Davis Venture Value Portfolio Class 1         0.85%           8,976      (322,983)  4,946      --      (309,061)
SAST Davis Venture Value Portfolio Class 1         1.10%           4,581       (28,225)     --      --       (23,644)
SAST Davis Venture Value Portfolio Class 1         1.25%           4,014       (33,749)     --     (28)      (29,763)
SAST Davis Venture Value Portfolio Class 3         0.85%          82,794      (561,422)  2,981      --      (475,647)
SAST Davis Venture Value Portfolio Class 3         0.95%         324,927       (59,025)     --      --       265,902
SAST Davis Venture Value Portfolio Class 3         1.10%           1,034        (7,491)     --      --        (6,457)
SAST Davis Venture Value Portfolio Class 3         1.20%         305,168       (27,475)     --      --       277,693
SAST MFS Total Return Portfolio Class 1            0.85%          70,209      (593,645)  9,008      --      (514,428)
SAST MFS Total Return Portfolio Class 1            1.10%          17,234       (35,666)     --      --       (18,432)
SAST MFS Total Return Portfolio Class 3            0.85%         164,765      (758,023)    186      --      (593,072)
SAST MFS Total Return Portfolio Class 3            0.95%         124,133       (44,861)     55      --        79,327
SAST MFS Total Return Portfolio Class 3            1.10%           1,073        (4,866)     --      --        (3,793)
SAST MFS Total Return Portfolio Class 3            1.20%         171,844       (31,065)     --      --       140,779
SAST Total Return Bond Portfolio Class 1           0.85%          47,884      (223,982)  1,989      --      (174,109)
SAST Total Return Bond Portfolio Class 1           1.10%           9,200       (11,703)     --      --        (2,503)
SAST Total Return Bond Portfolio Class 1           1.25%           1,430       (10,214)     --      --        (8,784)
SAST Total Return Bond Portfolio Class 3           0.85%         210,028      (680,321)     --     (22)     (470,315)
SAST Total Return Bond Portfolio Class 3           0.95%         994,907      (279,136)    185      --       715,956
SAST Total Return Bond Portfolio Class 3           1.10%           8,066        (5,796)     --      --         2,270
SAST Total Return Bond Portfolio Class 3           1.20%         802,929      (101,186)     --      --       701,743
SAST Telecom Utility Portfolio Class 1             0.85%           4,892       (11,671)     --      --        (6,779)
SAST Telecom Utility Portfolio Class 1             1.10%              --        (4,427)     --      --        (4,427)
SAST Telecom Utility Portfolio Class 1             1.25%             870        (9,391)     --     (44)       (8,565)
SAST Telecom Utility Portfolio Class 3             0.85%          10,405       (22,341)     --      --       (11,936)
SAST Telecom Utility Portfolio Class 3             0.95%          16,164        (1,814)     --      --        14,350
SAST Telecom Utility Portfolio Class 3             1.10%              --           (40)     --      --           (40)
SAST Telecom Utility Portfolio Class 3             1.20%          19,540        (1,974)     --      --        17,566
SAST Equity Opportunities Portfolio Class 1        0.85%           5,431       (53,625)    745      --       (47,449)
SAST Equity Opportunities Portfolio Class 1        1.10%           1,203        (3,809)     --      --        (2,606)
SAST Equity Opportunities Portfolio Class 1        1.25%           1,039        (8,661)     --      --        (7,622)
SAST Equity Opportunities Portfolio Class 3        0.85%         119,258       (69,159)     --      --        50,099
SAST Equity Opportunities Portfolio Class 3        0.95%         283,928       (50,890)     --      --       233,038
SAST Equity Opportunities Portfolio Class 3        1.10%           2,881        (3,403)     --      --          (522)
SAST Equity Opportunities Portfolio Class 3        1.20%         278,479       (21,706)     --      --       256,773
SAST Aggressive Growth Portfolio Class 1           0.85%          15,550       (25,127)     --      --        (9,577)
SAST Aggressive Growth Portfolio Class 1           1.10%              --          (853)     --      --          (853)
SAST Aggressive Growth Portfolio Class 1           1.25%           3,410       (21,631)    262      --       (17,959)

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                              Contracts With              Accumulation Annuity Annuity     Net
                                                 a Total     Accumulation    Units      Units   Units    Increase
Sub-accounts                                    Expense of   Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------                                  -------------- ------------ ------------ ------- -------- ----------
SAST Aggressive Growth Portfolio Class 3           0.85%         7,623       (17,536)      --      --      (9,913)
SAST Aggressive Growth Portfolio Class 3           0.95%         6,851        (1,088)      91      --       5,854
SAST Aggressive Growth Portfolio Class 3           1.10%           608            --       --      --         608
SAST Aggressive Growth Portfolio Class 3           1.20%        18,445          (362)      --      --      18,083
SAST International Growth and Income
  Portfolio Class 1                                0.85%        23,282       (67,222)   6,501      --     (37,439)
SAST International Growth and Income
  Portfolio Class 1                                1.10%         5,155        (8,220)      --      --      (3,065)
SAST International Growth and Income
  Portfolio Class 1                                1.25%         2,285       (23,552)      --     (17)    (21,284)
SAST International Growth and Income
  Portfolio Class 3                                0.85%       156,861      (471,425)      --     (32)   (314,596)
SAST International Growth and Income
  Portfolio Class 3                                0.95%        12,154        (3,174)      --      --       8,980
SAST International Growth and Income
  Portfolio Class 3                                1.10%         3,870       (11,478)      --      --      (7,608)
SAST International Growth and Income
  Portfolio Class 3                                1.20%        27,439        (1,193)      --      --      26,246
SAST Emerging Markets Portfolio Class 1            0.85%        10,257       (17,410)      --      --      (7,153)
SAST Emerging Markets Portfolio Class 1            1.10%         1,912        (4,765)      --      --      (2,853)
SAST Emerging Markets Portfolio Class 1            1.25%         5,808       (27,674)      --    (230)    (22,096)
SAST Emerging Markets Portfolio Class 3            0.85%        57,356       (80,213)      --     (10)    (22,867)
SAST Emerging Markets Portfolio Class 3            0.95%       101,215       (13,924)      --      --      87,291
SAST Emerging Markets Portfolio Class 3            1.10%         1,926        (1,087)      --      --         839
SAST Emerging Markets Portfolio Class 3            1.20%       111,394        (6,390)      --      --     105,004
SAST SunAmerica Dynamic Strategy Portfolio
  Class 3                                          0.85%            --            --       --      --          --
SAST Real Estate Portfolio Class 1                 0.85%         4,628       (18,046)      --      (1)    (13,419)
SAST Real Estate Portfolio Class 1                 1.10%           105        (1,004)      --      --        (899)
SAST Real Estate Portfolio Class 1                 1.25%         4,809       (12,836)      --    (145)     (8,172)
SAST Real Estate Portfolio Class 3                 0.85%        10,638      (172,490)      --      --    (161,852)
SAST Real Estate Portfolio Class 3                 0.95%        12,496       (43,700)      --      --     (31,204)
SAST Real Estate Portfolio Class 3                 1.10%            74        (3,817)      --      --      (3,743)
SAST Real Estate Portfolio Class 3                 1.20%        14,012       (17,659)      --      --      (3,647)
SAST Dogs of Wall Street Portfolio Class 1         0.85%         3,870       (12,318)      84      --      (8,364)
SAST Dogs of Wall Street Portfolio Class 1         1.10%           123          (375)      --      --        (252)
SAST Dogs of Wall Street Portfolio Class 1         1.25%         1,813       (11,581)      --    (232)    (10,000)
SAST Dogs of Wall Street Portfolio Class 3         0.85%        97,316       (66,871)      --     (61)     30,384
SAST Dogs of Wall Street Portfolio Class 3         0.95%       194,186       (44,122)      --      --     150,064
SAST Dogs of Wall Street Portfolio Class 3         1.10%         3,178          (873)      --      --       2,305
SAST Dogs of Wall Street Portfolio Class 3         1.20%       174,699       (16,138)      --      --     158,561
SAST Balanced Portfolio Class 1                    0.85%        29,713       (70,957)      --      --     (41,244)
SAST Balanced Portfolio Class 1                    1.10%        18,619          (135)      --      --      18,484
SAST Balanced Portfolio Class 1                    1.25%         5,093       (85,193)      --    (625)    (80,725)
SAST Balanced Portfolio Class 3                    0.85%       100,502      (122,746)     397      --     (21,847)
SAST Balanced Portfolio Class 3                    0.95%       121,275       (17,068)      52      --     104,259
SAST Balanced Portfolio Class 3                    1.10%         2,227           (72)      --      --       2,155
SAST Balanced Portfolio Class 3                    1.20%       129,720       (20,487)      --      --     109,233
SST Real Return Portfolio Class 3                  0.85%       582,585      (244,441)      --      --     338,144
SST Real Return Portfolio Class 3                  0.95%       958,207      (155,740)      --      --     802,467
SST Real Return Portfolio Class 3                  1.10%        12,311          (515)      --      --      11,796
SST Real Return Portfolio Class 3                  1.20%       633,581       (53,174)      --      --     580,407

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                              Contracts With              Accumulation Annuity Annuity
                                                 a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                    Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                  -------------- ------------ ------------ ------- -------- ------------
Lord Abbett Growth and Income Portfolio
  Class VC                                         0.85%        132,875    (2,011,059)  1,625   (2,860)  (1,879,417)
Lord Abbett Growth and Income Portfolio
  Class VC                                         0.95%        109,753       (32,019)     --       --       77,734
Lord Abbett Growth and Income Portfolio
  Class VC                                         1.10%          5,410       (80,096)     --       --      (74,686)
Lord Abbett Growth and Income Portfolio
  Class VC                                         1.20%         68,286       (16,155)     --       --       52,131
American Funds Growth-Income Fund Class 2          0.85%        386,005    (3,570,673)  4,197   (2,001)  (3,182,472)
American Funds Growth-Income Fund Class 2          0.95%        487,183       (57,541)     --       --      429,642
American Funds Growth-Income Fund Class 2          1.10%          8,245      (102,555)     --       --      (94,310)
American Funds Growth-Income Fund Class 2          1.20%        323,577       (23,642)     --       --      299,935
American Funds Growth Fund Class 2                 0.85%        174,098    (1,611,024)  2,992   (1,183)  (1,435,117)
American Funds Growth Fund Class 2                 0.95%        380,972      (111,321)     --       --      269,651
American Funds Growth Fund Class 2                 1.10%          7,360       (50,922)     --       --      (43,562)
American Funds Growth Fund Class 2                 1.20%        223,174       (39,944)     --       --      183,230
Lord Abbett Mid Cap Stock Portfolio Class VC       0.85%         66,073      (746,656)  1,806     (731)    (679,509)
Lord Abbett Mid Cap Stock Portfolio Class VC       0.95%         25,411        (8,054)     --       --       17,357
Lord Abbett Mid Cap Stock Portfolio Class VC       1.10%         10,153       (48,186)     --       --      (38,033)
Lord Abbett Mid Cap Stock Portfolio Class VC       1.20%         24,331        (2,713)     --       --       21,617
American Funds Asset Allocation Fund Class 2       0.85%      2,291,312    (2,680,061)    435   (5,244)    (393,558)
American Funds Asset Allocation Fund Class 2       0.95%        167,493       (35,509)     --       --      131,984
American Funds Asset Allocation Fund Class 2       1.10%         58,518       (67,637)     --       --       (9,119)
American Funds Asset Allocation Fund Class 2       1.20%        139,823       (13,744)     --       --      126,079
American Funds Global Growth Fund Class 2          0.85%        252,823    (1,792,962)  1,327   (1,063)  (1,539,876)
American Funds Global Growth Fund Class 2          0.95%        541,310      (142,913)     --       --      398,397
American Funds Global Growth Fund Class 2          1.10%          9,157       (32,480)     --       --      (23,323)
American Funds Global Growth Fund Class 2          1.20%        277,965       (54,639)     --       --      223,326
Invesco VI American Franchise Fund Series II       0.85%          8,488       (97,658)     --       --      (89,171)
Invesco VI American Franchise Fund Series II       0.95%         12,400        (3,727)     --       --        8,673
Invesco VI American Franchise Fund Series II       1.10%          1,699       (13,160)     --       --      (11,461)
Invesco VI American Franchise Fund Series II       1.20%         11,774        (1,522)     --       --       10,252
Invesco VI Comstock Fund Series II                 0.85%        464,000    (2,672,097)  2,015   (1,268)  (2,207,349)
Invesco VI Comstock Fund Series II                 0.95%        979,365      (292,942)     --       --      686,423
Invesco VI Comstock Fund Series II                 1.10%          8,318       (59,993)     --       --      (51,675)
Invesco VI Comstock Fund Series II                 1.20%        463,409      (102,682)     --       --      360,728
Invesco VI Growth and Income Fund Series II        0.85%        311,167    (2,604,903)    355   (2,359)  (2,295,740)
Invesco VI Growth and Income Fund Series II        0.95%        948,793      (294,972)     --       --      653,821
Invesco VI Growth and Income Fund Series II        1.10%          7,472       (85,658)     --       --      (78,186)
Invesco VI Growth and Income Fund Series II        1.20%        453,500      (111,227)     --       --      342,273
Franklin Income Securities Fund                    0.85%        694,926      (383,328)     --     (129)     311,469
Franklin Income Securities Fund                    0.95%        186,544       (30,416)     --       --      156,128
Franklin Income Securities Fund                    1.10%          5,960        (4,729)     --       --        1,231
Franklin Income Securities Fund                    1.20%        202,980       (25,592)     --       --      177,388
Franklin Templeton VIP Founding Funds
  Allocations Fund Class 2                         0.85%         75,858    (1,275,129)     --       --   (1,199,271)
Franklin Templeton VIP Founding Funds
  Allocations Fund Class 2                         0.95%         66,966        (5,946)     --       --       61,021
Franklin Templeton VIP Founding Funds
  Allocations Fund Class 2                         1.10%              1        (1,015)     --       --       (1,014)
Franklin Templeton VIP Founding Funds
  Allocations Fund Class 2                         1.20%         72,922        (5,736)     --       --       67,186
AST Growth Portfolio Class 1                       0.85%         57,035      (355,745)     --     (842)    (299,553)
AST Growth Portfolio Class 1                       1.10%          1,508       (18,429)     --       --      (16,921)
AST Growth Portfolio Class 1                       1.25%          3,727       (27,673)     --     (449)     (24,395)
AST Growth Portfolio Class 3                       0.85%         18,537       (50,720)    250       --      (31,933)
AST Growth Portfolio Class 3                       0.95%         13,605        (2,948)     --       --       10,657
AST Growth Portfolio Class 3                       1.10%             --           (24)     --       --          (24)
AST Growth Portfolio Class 3                       1.20%         29,624        (3,241)     --       --       26,383
AST Government and Quality Bond Portfolio
  Class 1                                          0.85%        156,367      (497,595)     --     (659)    (341,887)
AST Government and Quality Bond Portfolio
  Class 1                                          1.10%         11,086       (23,214)     --       --      (12,127)
AST Government and Quality Bond Portfolio
  Class 1                                          1.25%          4,712       (66,289)     --   (1,343)     (62,920)
AST Government and Quality Bond Portfolio
  Class 3                                          0.85%      1,130,641    (1,021,678)     --   (3,769)     105,195
AST Government and Quality Bond Portfolio
  Class 3                                          0.95%      2,026,275      (200,694)     --       --    1,825,580
AST Government and Quality Bond Portfolio
  Class 3                                          1.10%         10,301       (10,223)     --       --           78
AST Government and Quality Bond Portfolio
  Class 3                                          1.20%        839,362       (96,133)     --       --      743,229
AST Capital Appreciation Portfolio Class 1         0.85%         24,411      (484,781)     --   (2,166)    (462,536)
AST Capital Appreciation Portfolio Class 1         1.10%          3,202       (35,273)     --       --      (32,071)
AST Capital Appreciation Portfolio Class 1         1.25%          5,821       (30,710)     --      (77)     (24,967)
AST Capital Appreciation Portfolio Class 3         0.85%        402,350    (1,075,561)     --      (84)    (673,296)
AST Capital Appreciation Portfolio Class 3         0.95%        549,860       (67,306)     --       --      482,554
AST Capital Appreciation Portfolio Class 3         1.10%          2,350       (14,062)     --       --      (11,712)
AST Capital Appreciation Portfolio Class 3         1.20%        266,067       (27,272)     --       --      238,795
AST Natural Resources Portfolio Class 3            0.85%         46,414      (109,285)     --       --      (62,871)
AST Natural Resources Portfolio Class 3            0.95%         20,922        (3,186)     --       --       17,736
AST Natural Resources Portfolio Class 3            1.10%          1,103          (765)     --       --          338
AST Natural Resources Portfolio Class 3            1.20%         16,803        (3,983)     --       --       12,820
SAST Equity Index Portfolio Class 1                1.25%          8,007       (93,136)     --     (433)     (85,563)
SAST Small Company Value Portfolio Class 1         0.85%              4           (17)     --       --          (13)
SAST Small Company Value Portfolio Class 1         1.25%          5,276       (19,891)     --       --      (14,617)
SAST Small Company Value Portfolio Class 3         0.85%         66,159      (839,830)     --      (65)    (773,736)
SAST Small Company Value Portfolio Class 3         0.95%        160,895      (104,948)     --       --       55,947
SAST Small Company Value Portfolio Class 3         1.10%             88        (6,222)     --       --       (6,134)
SAST Small Company Value Portfolio Class 3         1.20%         83,790       (40,094)     --       --       43,696
SAST Mid-Cap Growth Portfolio Class 1              0.85%         36,388       (61,855)    639       --      (24,828)

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                              Contracts With              Accumulation Annuity Annuity
                                                 a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                    Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                  -------------- ------------ ------------ ------- -------- ------------
SAST Mid-Cap Growth Portfolio Class 1              1.10%         16,441        (2,887)     --      --        13,554
SAST Mid-Cap Growth Portfolio Class 3              0.85%         97,110      (167,969)    337      --       (70,523)
SAST Mid-Cap Growth Portfolio Class 3              0.95%        203,764      (220,278)     --      --       (16,514)
SAST Mid-Cap Growth Portfolio Class 3              1.10%             18          (345)     --      --          (327)
SAST Mid-Cap Growth Portfolio Class 3              1.20%        123,924       (74,146)     --      --        49,777
SAST Capital Growth Portfolio Class 1              0.85%          5,165       (18,377)     --      --       (13,212)
SAST Capital Growth Portfolio Class 1              1.10%            139        (2,827)     --      --        (2,688)
SAST Capital Growth Portfolio Class 3              0.85%          8,311       (62,952)     --      --       (54,641)
SAST Capital Growth Portfolio Class 3              0.95%          4,679        (3,524)     --      --         1,155
SAST Capital Growth Portfolio Class 3              1.10%            209          (427)     --      --          (219)
SAST Capital Growth Portfolio Class 3              1.20%         25,321        (1,346)     --      --        23,976
SAST Blue Chip Growth Portfolio Class 1            0.85%         65,915       (74,451)     --      --        (8,536)
SAST Blue Chip Growth Portfolio Class 1            1.10%         25,385        (4,691)     --      --        20,694
SAST Blue Chip Growth Portfolio Class 3            0.85%         24,233       (85,616)     --      --       (61,384)
SAST Blue Chip Growth Portfolio Class 3            0.95%         34,688       (13,419)     --      --        21,269
SAST Blue Chip Growth Portfolio Class 3            1.10%             --          (120)     --      --          (120)
SAST Blue Chip Growth Portfolio Class 3            1.20%         71,424       (12,983)     --      --        58,441
SAST Growth Opportunities Portfolio Class 1        0.85%         36,064       (50,063)     --      --       (13,999)
SAST Growth Opportunities Portfolio Class 1        1.10%          1,266        (8,365)     --      --        (7,099)
SAST Growth Opportunities Portfolio Class 3        0.85%        143,103    (1,569,197)    329      --    (1,425,764)
SAST Growth Opportunities Portfolio Class 3        0.95%        289,339      (148,865)     --      --       140,474
SAST Growth Opportunities Portfolio Class 3        1.10%            495       (13,208)     --      --       (12,712)
SAST Growth Opportunities Portfolio Class 3        1.20%        153,059       (52,924)     --      --       100,135
SAST Technology Portfolio Class 1                  0.85%         12,951       (24,907)     --      --       (11,955)
SAST Technology Portfolio Class 1                  1.10%              1          (164)     --      --          (163)
SAST Technology Portfolio Class 3                  0.85%         16,043       (60,545)     --      --       (44,503)
SAST Technology Portfolio Class 3                  0.95%         14,503       (10,065)     --      --         4,439
SAST Technology Portfolio Class 3                  1.10%             --          (118)     --      --          (118)
SAST Technology Portfolio Class 3                  1.20%         28,581        (2,180)     --      --        26,401
SAST Marsico Focused Growth Portfolio Class 3      0.85%        315,231       (92,445)     --      --       222,786
SAST Marsico Focused Growth Portfolio Class 3      0.95%        363,033       (36,475)     --      --       326,557
SAST Marsico Focused Growth Portfolio Class 3      1.10%          1,430        (1,628)     --      --          (198)
SAST Marsico Focused Growth Portfolio Class 3      1.20%        160,297       (14,024)     --      --       146,273
SAST Small & Mid Cap Value Portfolio Class 3       0.85%        133,822    (1,621,704)    206      --    (1,487,677)
SAST Small & Mid Cap Value Portfolio Class 3       0.95%        224,147       (94,269)     --      --       129,878
SAST Small & Mid Cap Value Portfolio Class 3       1.10%            715       (16,496)     --      --       (15,780)
SAST Small & Mid Cap Value Portfolio Class 3       1.20%        118,404       (47,754)     --      --        70,650
SAST Foreign Value Portfolio Class 3               0.85%        425,070    (1,935,042)     --     (74)   (1,510,047)
SAST Foreign Value Portfolio Class 3               0.95%      1,204,059      (407,458)     --      --       796,601
SAST Foreign Value Portfolio Class 3               1.10%          3,618       (18,179)     --      --       (14,561)
SAST Foreign Value Portfolio Class 3               1.20%        590,079      (147,195)     --      --       442,884
SAST Cash Management Portfolio Class 1             0.85%      1,435,579    (1,463,968)     --    (647)      (29,035)
SAST Cash Management Portfolio Class 1             1.10%         70,708       (41,288)     --      --        29,420
SAST Cash Management Portfolio Class 1             1.25%         39,572       (94,868)     --    (153)      (55,449)
SAST Cash Management Portfolio Class 3             0.85%      1,594,138    (1,598,956)     --      --        (4,817)
SAST Cash Management Portfolio Class 3             0.95%        405,601      (324,964)     --      --        80,637
SAST Cash Management Portfolio Class 3             1.10%          4,776        (5,633)     --      --          (858)
SAST Cash Management Portfolio Class 3             1.20%        169,924       (85,340)     --      --        84,584
SAST Corporate Bond Portfolio Class 1              0.85%        112,827      (470,348)     --    (142)     (357,664)
SAST Corporate Bond Portfolio Class 1              1.10%          7,635       (23,974)     --      --       (16,338)
SAST Corporate Bond Portfolio Class 1              1.25%          3,980       (16,407)     --      --       (12,428)
SAST Corporate Bond Portfolio Class 3              0.85%        904,564    (1,283,469)  4,299      --      (374,607)
SAST Corporate Bond Portfolio Class 3              0.95%        977,364       (56,729)     --      --       920,635
SAST Corporate Bond Portfolio Class 3              1.10%          8,334       (11,010)     --      --        (2,676)
SAST Corporate Bond Portfolio Class 3              1.20%        410,051       (36,941)     --      --       373,111
SAST Global Bond Portfolio Class 1                 0.85%         79,482      (116,170)     --     (82)      (36,771)
SAST Global Bond Portfolio Class 1                 1.10%          1,891       (14,338)     --      --       (12,447)
SAST Global Bond Portfolio Class 1                 1.25%          1,033       (14,664)     --     (48)      (13,679)
SAST Global Bond Portfolio Class 3                 0.85%        462,455      (316,653)     --     (53)      145,749
SAST Global Bond Portfolio Class 3                 0.95%        426,997       (22,896)     --      --       404,101
SAST Global Bond Portfolio Class 3                 1.10%          2,170        (2,345)     --      --          (175)
SAST Global Bond Portfolio Class 3                 1.20%        197,729       (16,081)     --      --       181,648
SAST High-Yield Bond Portfolio Class 1             0.85%         55,288      (115,726)     --      --       (60,437)
SAST High-Yield Bond Portfolio Class 1             1.10%          5,103       (16,656)     --      --       (11,553)
SAST High-Yield Bond Portfolio Class 1             1.25%          1,585       (12,850)     --     (36)      (11,302)
SAST High-Yield Bond Portfolio Class 3             0.85%        272,057      (412,474)     --     (88)     (140,504)
SAST High-Yield Bond Portfolio Class 3             0.95%        241,051       (15,873)     --      --       225,178
SAST High-Yield Bond Portfolio Class 3             1.10%          2,590        (2,404)     --      --           186
SAST High-Yield Bond Portfolio Class 3             1.20%        111,364       (16,046)     --      --        95,318
AST Asset Allocation Portfolio Class 1             0.85%         32,081      (108,737)     --    (486)      (77,142)
AST Asset Allocation Portfolio Class 1             1.10%         16,722       (18,180)     --      --        (1,458)
AST Asset Allocation Portfolio Class 1             1.25%          6,302       (31,198)     --    (125)      (25,021)
AST Asset Allocation Portfolio Class 3             0.85%        341,298      (103,127)     --      --       238,170
AST Asset Allocation Portfolio Class 3             0.95%         24,728        (4,875)     --      --        19,853
AST Asset Allocation Portfolio Class 3             1.10%             38        (3,207)     --      --        (3,169)
AST Asset Allocation Portfolio Class 3             1.20%          9,385          (885)     --      --         8,500
SAST Growth-Income Portfolio Class 1               0.85%         51,765      (126,228)     --    (274)      (74,737)

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                              Contracts With              Accumulation Annuity Annuity
                                                 a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                    Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                  -------------- ------------ ------------ ------- -------- ------------
SAST Growth-Income Portfolio Class 1               1.10%           7,601       (5,181)     --       --        2,420
SAST Growth-Income Portfolio Class 1               1.25%           3,849      (49,826)     --     (216)     (46,192)
SAST Growth-Income Portfolio Class 3               0.85%         985,426     (214,648)     --      (44)     770,734
SAST Growth-Income Portfolio Class 3               0.95%       1,105,062     (133,562)     --       --      971,500
SAST Growth-Income Portfolio Class 3               1.10%           5,101         (762)     --       --        4,339
SAST Growth-Income Portfolio Class 3               1.20%         510,387      (56,081)     --       --      454,306
SAST Global Equities Portfolio Class 1             0.85%          17,030      (31,785)     --       --      (14,755)
SAST Global Equities Portfolio Class 1             1.10%               1      (10,391)     --       --      (10,390)
SAST Global Equities Portfolio Class 1             1.25%           3,503      (16,324)     --       (3)     (12,824)
SAST Global Equities Portfolio Class 3             0.85%          13,753      (21,507)     --       --       (7,755)
SAST Global Equities Portfolio Class 3             0.95%          27,529       (2,356)     --       --       25,173
SAST Global Equities Portfolio Class 3             1.10%               8          (44)     --       --          (36)
SAST Global Equities Portfolio Class 3             1.20%          30,666         (763)     --       --       29,903
SAST Alliance Growth Portfolio Class 1             0.85%           6,498      (79,270)     --      (20)     (72,792)
SAST Alliance Growth Portfolio Class 1             1.10%           1,505       (3,665)     --       --       (2,160)
SAST Alliance Growth Portfolio Class 1             1.25%           2,238      (74,817)     --      (96)     (72,676)
SAST Alliance Growth Portfolio Class 3             0.85%          18,333     (166,493)     --       --     (148,160)
SAST Alliance Growth Portfolio Class 3             0.95%           4,624         (433)     --       --        4,191
SAST Alliance Growth Portfolio Class 3             1.10%             180       (1,082)     --       --         (902)
SAST Alliance Growth Portfolio Class 3             1.20%          24,333       (1,836)     --       --       22,497
SAST MFS Massachusetts Investors Trust
  Portfolio Class 1                                0.85%          53,767      (69,801)  1,145       --      (14,890)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 1                                1.10%          16,019         (764)     --       --       15,255
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                0.85%         550,272     (730,192)     --       --     (179,920)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                0.95%       1,308,109     (257,921)     --       --    1,050,186
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                1.10%           2,605       (8,378)     --       --       (5,773)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                1.20%         623,517     (100,724)     --       --      522,793
SAST Fundamental Growth Portfolio Class 1          0.85%           8,770      (95,969)     --      (19)     (87,218)
SAST Fundamental Growth Portfolio Class 1          1.10%          19,736       (8,083)     --       --       11,653
SAST Fundamental Growth Portfolio Class 1          1.25%           7,298      (41,972)     --      (74)     (34,748)
SAST Fundamental Growth Portfolio Class 3          0.85%          27,889     (105,615)    195       --      (77,531)
SAST Fundamental Growth Portfolio Class 3          0.95%           2,555       (2,558)     --       --           (3)
SAST Fundamental Growth Portfolio Class 3          1.10%              --         (210)     --       --         (210)
SAST Fundamental Growth Portfolio Class 3          1.20%          14,342       (3,033)     --       --       11,310
SAST Dynamic Allocation Portfolio Class 3          0.85%           1,340          (20)     --       --        1,320
SAST Dynamic Allocation Portfolio Class 3          0.95%      17,692,654     (542,649)     --       --   17,150,005
SAST Dynamic Allocation Portfolio Class 3          1.20%       3,527,839      (89,642)     --       --    3,438,197
SAST International Diversified Equities
  Portfolio Class 1                                0.85%          30,817      (56,085)     --     (156)     (25,423)
SAST International Diversified Equities
  Portfolio Class 1                                1.10%             711       (6,580)     --       --       (5,869)
SAST International Diversified Equities
  Portfolio Class 1                                1.25%           3,438      (15,861)     --   (1,088)     (13,511)
SAST International Diversified Equities
  Portfolio Class 3                                0.85%         267,428     (132,424)    596       --      135,601
SAST International Diversified Equities
  Portfolio Class 3                                0.95%         381,315      (25,824)     --       --      355,491
SAST International Diversified Equities
  Portfolio Class 3                                1.10%           1,326         (466)     --       --          860
SAST International Diversified Equities
  Portfolio Class 3                                1.20%         183,502      (10,076)     --       --      173,426
SAST Davis Venture Value Portfolio Class 1         0.85%          19,786     (446,123)     --     (195)    (426,532)
SAST Davis Venture Value Portfolio Class 1         1.10%           4,553      (42,699)     --       --      (38,145)
SAST Davis Venture Value Portfolio Class 1         1.25%           6,410      (39,134)     --     (102)     (32,826)
SAST Davis Venture Value Portfolio Class 3         0.85%         137,270   (1,155,653)     --     (675)  (1,019,060)
SAST Davis Venture Value Portfolio Class 3         0.95%         499,992      (77,929)     --       --      422,064
SAST Davis Venture Value Portfolio Class 3         1.10%             440      (13,797)     --       --      (13,356)
SAST Davis Venture Value Portfolio Class 3         1.20%         244,496      (36,547)     --       --      207,949
SAST MFS Total Return Portfolio Class 1            0.85%         122,289     (706,006)     --   (1,686)    (585,403)
SAST MFS Total Return Portfolio Class 1            1.10%          19,844      (60,578)     --       --      (40,734)
SAST MFS Total Return Portfolio Class 3            0.85%         590,131     (953,861)     54       --     (363,675)
SAST MFS Total Return Portfolio Class 3            0.95%         252,169      (31,724)     --       --      220,445
SAST MFS Total Return Portfolio Class 3            1.10%           4,345      (16,199)     --       --      (11,854)
SAST MFS Total Return Portfolio Class 3            1.20%         171,011      (19,647)     --       --      151,364
SAST Total Return Bond Portfolio Class 1           0.85%         199,320     (324,822)     --   (2,439)    (127,940)
SAST Total Return Bond Portfolio Class 1           1.10%           6,373      (18,507)     --       --      (12,134)
SAST Total Return Bond Portfolio Class 1           1.25%             929       (8,168)     --       --       (7,240)
SAST Total Return Bond Portfolio Class 3           0.85%         906,760   (1,170,640)    217       --     (263,663)
SAST Total Return Bond Portfolio Class 3           0.95%       1,791,009     (184,872)     --       --    1,606,138
SAST Total Return Bond Portfolio Class 3           1.10%          13,173      (10,848)     --       --        2,325
SAST Total Return Bond Portfolio Class 3           1.20%         751,686      (97,791)     --       --      653,895
SAST Telecom Utility Portfolio Class 1             0.85%           3,589      (11,231)     --       --       (7,642)
SAST Telecom Utility Portfolio Class 1             1.10%           2,977         (704)     --       --        2,274
SAST Telecom Utility Portfolio Class 1             1.25%           6,551      (14,729)     --      (39)      (8,218)
SAST Telecom Utility Portfolio Class 3             0.85%           8,908      (15,807)     --       --       (6,899)
SAST Telecom Utility Portfolio Class 3             0.95%           2,560       (3,162)     --       --         (602)
SAST Telecom Utility Portfolio Class 3             1.10%             616          (73)     --       --          542
SAST Telecom Utility Portfolio Class 3             1.20%           8,610       (1,149)     --       --        7,461
SAST Equity Opportunities Portfolio Class 1        0.85%           3,363      (70,639)     --     (205)     (67,480)
SAST Equity Opportunities Portfolio Class 1        1.10%              93       (8,406)     --       --       (8,313)
SAST Equity Opportunities Portfolio Class 1        1.25%           1,011       (9,934)     --       --       (8,923)
SAST Equity Opportunities Portfolio Class 3        0.85%         389,251      (81,420)     --       --      307,831
SAST Equity Opportunities Portfolio Class 3        0.95%         419,262      (32,827)     --       --      386,435
SAST Equity Opportunities Portfolio Class 3        1.10%           1,880         (672)     --       --        1,209
SAST Equity Opportunities Portfolio Class 3        1.20%         190,795      (11,911)     --       --      178,884

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                              Contracts With              Accumulation Annuity Annuity
                                                 a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                    Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                  -------------- ------------ ------------ ------- -------- ------------
SAST Aggressive Growth Portfolio Class 1           0.85%         15,800       (28,108)    --        --      (12,309)
SAST Aggressive Growth Portfolio Class 1           1.10%          2,750        (6,643)    --        --       (3,893)
SAST Aggressive Growth Portfolio Class 1           1.25%          8,052       (24,685)    --       (42)     (16,675)
SAST Aggressive Growth Portfolio Class 3           0.85%         32,201       (13,667)    --        --       18,533
SAST Aggressive Growth Portfolio Class 3           0.95%          3,115       (41,727)    --        --      (38,612)
SAST Aggressive Growth Portfolio Class 3           1.10%             --           (27)    --        --          (27)
SAST Aggressive Growth Portfolio Class 3           1.20%          6,930          (479)    --        --        6,451
SAST International Growth and Income
  Portfolio Class 1                                0.85%         48,326      (114,712)    --    (1,484)     (67,868)
SAST International Growth and Income
  Portfolio Class 1                                1.10%          8,189        (3,204)    --        --        4,985
SAST International Growth and Income
  Portfolio Class 1                                1.25%          1,760       (31,389)   169        --      (29,460)
SAST International Growth and Income
  Portfolio Class 3                                0.85%        209,007    (1,401,125)   313        --   (1,191,805)
SAST International Growth and Income
  Portfolio Class 3                                0.95%         19,197        (1,429)    --        --       17,768
SAST International Growth and Income
  Portfolio Class 3                                1.10%          4,266       (14,241)    --        --       (9,975)
SAST International Growth and Income
  Portfolio Class 3                                1.20%          5,373        (3,464)    --        --        1,909
SAST Emerging Markets Portfolio Class 1            0.85%         18,033       (33,280)    --        (3)     (15,250)
SAST Emerging Markets Portfolio Class 1            1.10%          2,715        (5,316)    --        --       (2,601)
SAST Emerging Markets Portfolio Class 1            1.25%          4,798       (46,681)    --      (236)     (42,119)
SAST Emerging Markets Portfolio Class 3            0.85%        131,309      (154,767)   100        --      (23,359)
SAST Emerging Markets Portfolio Class 3            0.95%        114,583        (4,395)    --        --      110,187
SAST Emerging Markets Portfolio Class 3            1.10%          1,415          (890)    --        --          524
SAST Emerging Markets Portfolio Class 3            1.20%         63,562        (3,472)    --        --       60,090
SAST SunAmerica Dynamic Strategy Portfolio
  Class 3                                          0.85%             --           (10)    --        --          (10)
SAST Real Estate Portfolio Class 1                 0.85%          8,657       (22,314)    --        (2)     (13,659)
SAST Real Estate Portfolio Class 1                 1.10%          2,045        (1,110)    --        --          935
SAST Real Estate Portfolio Class 1                 1.25%          3,790       (12,160)    --      (129)      (8,499)
SAST Real Estate Portfolio Class 3                 0.85%        105,137      (352,705)    --        --     (247,568)
SAST Real Estate Portfolio Class 3                 0.95%         79,829        (7,360)    --        --       72,470
SAST Real Estate Portfolio Class 3                 1.10%          1,995        (3,396)    --        --       (1,401)
SAST Real Estate Portfolio Class 3                 1.20%         41,215        (4,343)    --        --       36,872
SAST Dogs of Wall Street Portfolio Class 1         0.85%         21,913       (31,319)    --       (84)      (9,490)
SAST Dogs of Wall Street Portfolio Class 1         1.10%          3,081        (2,507)    --        --          573
SAST Dogs of Wall Street Portfolio Class 1         1.25%          9,429       (23,191)    --      (206)     (13,968)
SAST Dogs of Wall Street Portfolio Class 3         0.85%        311,653       (66,717)    --       (54)     244,882
SAST Dogs of Wall Street Portfolio Class 3         0.95%        300,712       (42,506)    --        --      258,206
SAST Dogs of Wall Street Portfolio Class 3         1.10%          1,508          (259)    --        --        1,249
SAST Dogs of Wall Street Portfolio Class 3         1.20%        138,511       (10,432)    --        --      128,079
SAST Balanced Portfolio Class 1                    0.85%         58,609       (63,723)    --        --       (5,114)
SAST Balanced Portfolio Class 1                    1.10%          6,135        (7,821)    --        --       (1,686)
SAST Balanced Portfolio Class 1                    1.25%         13,831       (94,211)    --      (735)     (81,117)
SAST Balanced Portfolio Class 3                    0.85%        600,733      (116,778)    --        --      483,956
SAST Balanced Portfolio Class 3                    0.95%         75,840       (20,911)    --        --       54,929
SAST Balanced Portfolio Class 3                    1.10%              2        (4,588)    --        --       (4,586)
SAST Balanced Portfolio Class 3                    1.20%         90,011        (3,591)    --        --       86,420
SST Real Return Portfolio Class 3                  0.85%      1,580,929      (251,960)    --        --    1,328,968
SST Real Return Portfolio Class 3                  0.95%      1,475,922       (83,369)    --        --    1,392,553
SST Real Return Portfolio Class 3                  1.10%          9,453        (1,461)    --        --        7,992
SST Real Return Portfolio Class 3                  1.20%        598,932       (49,559)    --        --      549,373

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, 2010 follows:

                                    At December 31                                For the year ended December 31
                     ----------------------------------------------------   ------------------------------------------------
                                                                            Expense Ratio  Investment
                                  Unit Value                                  Lowest to      Income   Total Return Lowest to
Year                   Units    Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/   Highest/ (3)/
----                 ---------- ---------------------  -------------------  -------------- ---------- ----------------------
Lord Abbett Growth and Income Portfolio Class VC
12/31/2014            5,879,894 18.10    to    18.74       109,905,278      0.85% to 1.20%   0.66%      6.37%   to     6.74%
12/31/2013            6,909,891 17.01    to    17.56       121,091,260      0.85% to 1.20%   0.54%     34.28%   to    34.75%
12/31/2012            8,734,130 12.67    to    13.03       113,650,846      0.85% to 1.20%   0.92%     10.75%   to    11.14%
12/31/2011           10,291,928 11.44    to    11.73       120,543,506      0.85% to 1.20%   0.68%    -12.93%   to    -6.88%
12/31/2010           12,237,231 12.32    to    12.59       153,938,811      0.85% to 1.10%   0.55%      5.04%   to     5.22%
American Funds Growth-Income Fund Class 2
12/31/2014           14,782,301 27.56    to    28.53       420,114,498      0.85% to 1.20%   1.28%      9.31%   to     9.70%
12/31/2013           15,875,732 25.21    to    26.01       412,056,459      0.85% to 1.20%   1.32%     31.91%   to    32.37%
12/31/2012           18,422,938 19.11    to    19.65       361,536,342      0.85% to 1.20%   1.56%     16.08%   to    16.49%
12/31/2011           21,562,653 16.47    to    16.87       363,374,312      0.85% to 1.20%   1.48%     -9.22%   to    -2.66%
12/31/2010           25,263,731 16.97    to    17.33       437,446,407      0.85% to 1.10%   1.49%      5.15%   to     5.32%
American Funds Growth Fund Class 2
12/31/2014            7,675,561 31.15    to    32.20       246,019,504      0.85% to 1.20%   0.78%      7.21%   to     7.59%
12/31/2013            8,199,373 29.05    to    29.93       244,676,769      0.85% to 1.20%   0.92%     28.56%   to    29.00%
12/31/2012            9,225,171 22.60    to    23.20       213,620,091      0.85% to 1.20%   0.77%     16.48%   to    16.89%
12/31/2011           10,468,633 19.40    to    19.85       207,500,378      0.85% to 1.20%   0.59%    -12.83%   to    -5.09%
12/31/2010           12,043,778 20.49    to    20.91       251,575,242      0.85% to 1.10%   0.72%      9.94%   to    10.13%
Lord Abbett Mid Cap Stock Portfolio Class VC
12/31/2014            3,251,181 21.75    to    22.50        72,949,971      0.85% to 1.20%   0.42%     10.20%   to    10.58%
12/31/2013            3,839,341 19.74    to    20.35        77,949,580      0.85% to 1.20%   0.41%     28.77%   to    29.22%
12/31/2012            4,517,908 15.33    to    15.75        71,012,534      0.85% to 1.20%   0.62%     13.18%   to    13.57%
12/31/2011            5,575,464 13.54    to    13.86        77,188,094      0.85% to 1.20%   0.19%    -13.37%   to    -4.82%
12/31/2010            6,800,474 14.25    to    14.57        98,941,298      0.85% to 1.10%   0.40%     11.10%   to    11.28%
American Funds Asset Allocation Fund Class 2
12/31/2014           14,950,644 24.05    to    24.86       370,799,803      0.85% to 1.20%   1.48%      4.14%   to     4.50%
12/31/2013           15,390,855 23.10    to    23.79       365,584,176      0.85% to 1.20%   1.47%     22.22%   to    22.65%
12/31/2012           15,535,469 18.90    to    19.40       301,000,788      0.85% to 1.20%   1.86%     14.80%   to    15.21%
12/31/2011           17,776,821 16.46    to    16.84       299,059,306      0.85% to 1.20%   1.80%     -6.35%   to     0.44%
12/31/2010           20,548,416 16.43    to    16.76       344,228,504      0.85% to 1.10%   1.98%      7.01%   to     7.19%
American Funds Global Growth Fund Class 2
12/31/2014            9,267,274 33.54    to    34.69       320,037,579      0.85% to 1.20%   1.14%      1.09%   to     1.45%
12/31/2013            9,604,256 33.18    to    34.20       327,531,412      0.85% to 1.20%   1.23%     27.64%   to    28.09%
12/31/2012           10,545,732 26.00    to    26.70       281,095,191      0.85% to 1.20%   0.88%     21.10%   to    21.52%
12/31/2011           11,908,185 21.47    to    21.97       261,361,569      0.85% to 1.20%   1.27%    -17.13%   to    -9.66%
12/31/2010           13,281,602 23.83    to    24.32       322,745,750      0.85% to 1.10%   1.49%      9.53%   to     9.71%
Invesco VI American Franchise Fund Series II
12/31/2014              342,917 17.10    to    17.68         6,029,034      0.85% to 1.20%   0.00%      6.88%   to     7.25%
12/31/2013              359,106 16.00    to    16.48         5,899,166      0.85% to 1.20%   0.24%     38.13%   to    38.62%
12/31/2012              440,812 11.58    to    11.89         5,229,170      0.85% to 1.20%   0.00%     12.04%   to    12.44%
12/31/2011              547,888 10.34    to    10.58         5,785,568      0.85% to 1.20%   0.00%    -14.09%   to    -7.18%
12/31/2010              666,338 11.18    to    11.39         7,580,846      0.85% to 1.10%   0.00%      9.80%   to     9.98%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, 2010 follows:

                                    At December 31                                For the year ended December 31
                     ----------------------------------------------------   ------------------------------------------------
                                                                            Expense Ratio  Investment
                                  Unit Value                                  Lowest to      Income   Total Return Lowest to
Year                   Units    Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/   Highest/ (3)/
----                 ---------- ---------------------  -------------------  -------------- ---------- ----------------------
Invesco VI Comstock Fund Series II
12/31/2014           13,432,283 21.16    to    21.93       293,008,032      0.85% to 1.20%    1.10%     7.80%   to     8.18%
12/31/2013           14,031,194 19.63    to    20.27       283,507,573      0.85% to 1.20%    1.44%    34.04%   to    34.51%
12/31/2012           15,243,068 14.64    to    15.07       229,271,523      0.85% to 1.20%    1.49%    17.50%   to    17.92%
12/31/2011           16,891,729 12.46    to    12.78       215,633,423      0.85% to 1.20%    1.36%   -11.15%   to    -2.94%
12/31/2010           19,127,871 12.87    to    13.17       251,638,506      0.85% to 1.10%    0.00%     7.37%   to     7.55%
Invesco VI Growth and Income Fund Series II
12/31/2014           12,674,952 22.88    to    23.77       299,533,287      0.85% to 1.20%    1.50%     8.65%   to     9.03%
12/31/2013           13,347,023 21.06    to    21.80       289,855,640      0.85% to 1.20%    1.27%    32.18%   to    32.64%
12/31/2012           14,724,855 15.93    to    16.43       241,423,280      0.85% to 1.20%    1.30%    12.98%   to    13.38%
12/31/2011           15,734,906 14.10    to    14.49       227,760,765      0.85% to 1.20%    1.00%   -10.74%   to    -3.09%
12/31/2010           17,602,934 14.59    to    14.96       263,027,122      0.85% to 1.10%    0.00%     3.50%   to     3.67%
Franklin Income Securities Fund
12/31/2014            2,725,829 13.86    to    14.13        38,291,574      0.85% to 1.20%    4.98%     3.37%   to     3.73%
12/31/2013            2,469,399 13.41    to    13.62        33,527,085      0.85% to 1.20%    5.78%    12.59%   to    12.98%
12/31/2012            1,823,182 11.91    to    12.05        21,937,148      0.85% to 1.20%    6.45%    11.31%   to    11.70%
12/31/2011            1,407,331 10.70    to    10.79        15,179,584      0.85% to 1.20%    5.53%    -5.54%   to     1.52%
12/31/2010            1,275,194 10.57    to    10.63        13,554,263      0.85% to 1.10%    6.52%     5.93%   to     6.10%
Franklin Templeton VIP Founding Funds Allocations Fund Class 2
12/31/2014            1,468,341 12.88    to    13.13        19,201,575      0.85% to 1.20%    2.78%     1.62%   to     1.98%
12/31/2013            1,344,874 12.68    to    12.88        17,293,792      0.85% to 1.20%   13.74%    22.30%   to    22.73%
12/31/2012            2,416,953 10.36    to    10.49        25,355,257      0.85% to 1.20%    2.76%    13.95%   to    14.35%
12/31/2011            2,561,875  9.09    to     9.18        23,506,395      0.85% to 1.20%    0.02%   -10.47%   to    -2.38%
12/31/2010            2,670,875  9.34    to     9.40        25,104,203      0.85% to 1.10%    2.20%     4.75%   to     4.93%
AST Growth Portfolio Class 1
12/31/2014            1,359,826 18.97    to    51.03        29,961,587      0.85% to 1.25%    0.55%     6.11%   to     6.54%
12/31/2013            1,560,885 17.81    to    48.09        32,037,012      0.85% to 1.25%    0.78%    33.50%   to    34.03%
12/31/2012            1,901,754 13.29    to    36.02        29,001,264      0.85% to 1.25%    0.56%    12.55%   to    13.00%
12/31/2011            2,361,780 11.76    to    32.00        31,593,436      0.85% to 1.25%    0.71%    -7.42%   to    -7.05%
12/31/2010            2,921,238 12.65    to    34.57        41,947,682      0.85% to 1.25%    0.72%     5.93%   to     6.21%
AST Growth Portfolio Class 3
12/31/2014              338,909 17.86    to    18.57         6,230,981      0.85% to 1.20%    0.32%     5.91%   to     6.28%
12/31/2013              316,571 16.86    to    17.47         5,506,047      0.85% to 1.20%    0.54%    33.24%   to    33.70%
12/31/2012              311,488 12.66    to    13.07         4,064,970      0.85% to 1.20%    0.29%    12.33%   to    12.72%
12/31/2011              341,477 11.27    to    11.60         3,958,202      0.85% to 1.20%    0.46%   -14.08%   to    -7.28%
12/31/2010              386,395 12.18    to    12.51         4,831,679      0.85% to 1.10%    0.52%     5.81%   to     6.03%
AST Government and Quality Bond Portfolio Class 1
12/31/2014            2,042,628 17.83    to    22.41        37,867,284      0.85% to 1.25%    1.83%     3.86%   to     4.27%
12/31/2013            2,329,933 17.10    to    21.58        41,570,606      0.85% to 1.25%    2.33%    -3.30%   to    -2.92%
12/31/2012            2,746,868 17.62    to    22.32        50,495,823      0.85% to 1.25%    2.24%     2.50%   to     2.91%
12/31/2011            3,152,043 17.12    to    21.77        56,385,005      0.85% to 1.25%    3.05%     5.76%   to     6.18%
12/31/2010            3,914,604 16.12    to    20.59        65,850,857      0.85% to 1.25%    4.02%     1.62%   to     1.90%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, 2010 follows:

                                    At December 31                                 For the year ended December 31
                     ----------------------------------------------------   ------------------------------------------------
                                                                            Expense Ratio  Investment
                                  Unit Value                                  Lowest to      Income   Total Return Lowest to
Year                   Units    Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/   Highest/ (3)/
----                 ---------- ---------------------  -------------------  -------------- ---------- ----------------------
AST Government and Quality Bond Portfolio Class 3
12/31/2014           11,143,087 16.79    to    17.45       192,690,497      0.85% to 1.20%   1.71%      3.66%   to     4.02%
12/31/2013           10,275,037 16.20    to    16.77       171,288,409      0.85% to 1.20%   2.24%     -3.50%   to    -3.16%
12/31/2012            7,600,955 16.78    to    17.32       131,175,137      0.85% to 1.20%   2.11%      2.30%   to     2.66%
12/31/2011            5,757,968 16.41    to    16.87        97,013,952      0.85% to 1.20%   2.93%      4.47%   to     5.92%
12/31/2010            5,822,234 15.54    to    15.93        92,721,368      0.85% to 1.10%   3.69%      1.56%   to     1.72%
AST Capital Appreciation Portfolio Class 1
12/31/2014            2,205,175 30.38    to    92.80        76,981,735      0.85% to 1.25%   0.00%     13.81%   to    14.27%
12/31/2013            2,615,547 26.59    to    81.54        79,467,770      0.85% to 1.25%   0.00%     34.14%   to    34.67%
12/31/2012            3,135,121 19.74    to    60.79        70,325,490      0.85% to 1.25%   0.00%     22.35%   to    22.85%
12/31/2011            3,863,350 16.07    to    49.68        70,183,281      0.85% to 1.25%   0.00%     -8.20%   to    -7.83%
12/31/2010            4,668,672 17.44    to    54.12        91,161,310      0.85% to 1.25%   0.13%     12.95%   to    13.25%
AST Capital Appreciation Portfolio Class 3
12/31/2014            5,579,110 28.54    to    29.73       164,905,349      0.85% to 1.20%   0.00%     13.58%   to    13.98%
12/31/2013            5,623,576 25.13    to    26.09       146,217,010      0.85% to 1.20%   0.00%     33.87%   to    34.34%
12/31/2012            5,587,235 18.77    to    19.42       108,360,397      0.85% to 1.20%   0.00%     22.11%   to    22.54%
12/31/2011            6,638,165 15.37    to    15.85       105,117,546      0.85% to 1.20%   0.00%    -19.45%   to    -8.06%
12/31/2010            7,458,411 16.80    to    17.24       128,499,376      0.85% to 1.10%   0.00%     12.87%   to    13.06%
AST Natural Resources Portfolio Class 3
12/31/2014              620,083  8.20    to     8.42         5,194,421      0.85% to 1.20%   0.80%    -19.70%   to   -19.42%
12/31/2013              556,766 10.21    to    10.44         5,802,117      0.85% to 1.20%   0.69%      4.28%   to     4.64%
12/31/2012              588,743  9.79    to     9.98         5,868,674      0.85% to 1.20%   0.81%      2.03%   to     2.39%
12/31/2011              654,820  9.60    to     9.75         6,378,281      0.85% to 1.20%   0.42%    -27.10%   to   -21.14%
12/31/2010              718,089 12.22    to    12.36         8,872,042      0.85% to 1.10%   0.71%     14.50%   to    14.69%
SAST Equity Index Portfolio Class 1
12/31/2014              687,292                15.71        10,799,361               1.25%   0.61%                    11.68%
12/31/2013              784,852                14.07        11,042,792               1.25%   0.32%                    29.78%
12/31/2012              870,415                10.84         9,436,816               1.25%   0.18%                    13.61%
12/31/2011            1,008,160                 9.54         9,620,430               1.25%   1.51%                     0.30%
12/31/2010            1,144,865                 9.51        10,891,764               1.25%   1.67%                     6.29%
SAST Small Company Value Portfolio Class 1
12/31/2014               87,253                40.10         3,499,014               1.25%   0.29%                    -1.22%
12/31/2013              103,514                40.60         4,202,516               1.25%   0.88%                    33.69%
12/31/2012              118,143 22.04    to    30.37         3,587,475      0.85% to 1.25%   0.43%     16.40%   to    16.83%
12/31/2011              141,214 18.87    to    26.09         3,681,375      0.85% to 1.25%   0.36%     -4.43%   to    -4.07%
12/31/2010              200,102 19.67    to    27.30         5,459,250      0.85% to 1.25%   0.59%      6.83%   to     7.09%
SAST Small Company Value Portfolio Class 3
12/31/2014            2,372,873 14.53    to    14.89        35,145,161      0.85% to 1.20%   0.07%     -1.42%   to    -1.07%
12/31/2013            2,363,119 14.74    to    15.05        35,459,134      0.85% to 1.20%   0.65%     33.43%   to    33.89%
12/31/2012            3,043,346 11.05    to    11.24        34,154,966      0.85% to 1.20%   0.24%     16.17%   to    16.58%
12/31/2011            2,899,537  9.51    to     9.64        27,942,383      0.85% to 1.20%   0.23%    -10.53%   to    -4.28%
12/31/2010            2,866,624  9.96    to    10.07        28,873,321      0.85% to 1.10%   0.45%      6.76%   to     6.93%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, 2010 follows:

                                    At December 31                               For the year ended December 31
                     ---------------------------------------------------   ------------------------------------------------
                                                                           Expense Ratio  Investment
                                 Unit Value                                  Lowest to      Income   Total Return Lowest to
Year                   Units   Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/   Highest/ (3)/
----                 --------- ---------------------  -------------------  -------------- ---------- ----------------------
SAST Mid-Cap Growth Portfolio Class 1
12/31/2014             283,698 16.42    to    17.00        4,805,305       0.85% to 1.10%   0.00%     10.05%   to    10.33%
12/31/2013             300,861 14.92    to    15.41        4,620,399       0.85% to 1.10%   0.00%     40.86%   to    41.21%
12/31/2012             312,135 10.59    to    10.91        3,400,165       0.85% to 1.10%   0.00%     14.78%   to    15.07%
12/31/2011             372,085  9.23    to     9.48        3,521,322       0.85% to 1.10%   0.00%     -6.96%   to    -6.73%
12/31/2010             424,605  9.92    to    10.16        4,305,607       0.85% to 1.10%   0.00%     13.02%   to    13.21%
SAST Mid-Cap Growth Portfolio Class 3
12/31/2014           1,607,238 16.01    to    16.63       26,412,749       0.85% to 1.20%   0.00%      9.67%   to    10.05%
12/31/2013           1,638,245 14.60    to    15.11       24,526,233       0.85% to 1.20%   0.00%     40.37%   to    40.86%
12/31/2012           1,675,831 10.40    to    10.73       17,854,707       0.85% to 1.20%   0.00%     14.38%   to    14.79%
12/31/2011             845,004  9.09    to     9.35        7,862,931       0.85% to 1.20%   0.00%    -15.38%   to    -6.96%
12/31/2010             366,167  9.80    to    10.05        3,675,201       0.85% to 1.10%   0.00%     12.83%   to    13.02%
SAST Capital Growth Portfolio Class 1
12/31/2014              73,470 11.61    to    12.02          880,086       0.85% to 1.10%   0.09%      7.40%   to     7.67%
12/31/2013              80,743 10.81    to    11.16          898,784       0.85% to 1.10%   0.77%     27.84%   to    28.16%
12/31/2012              96,643  8.46    to     8.71          839,239       0.85% to 1.10%   0.39%     12.68%   to    12.96%
12/31/2011             148,001  7.50    to     7.71        1,138,262       0.85% to 1.10%   0.00%     -2.39%   to    -2.15%
12/31/2010             197,382  7.69    to     7.88        1,552,228       0.85% to 1.10%   0.00%      5.85%   to     6.03%
SAST Capital Growth Portfolio Class 3
12/31/2014             354,790 11.32    to    11.76        4,134,639       0.85% to 1.20%   0.00%      7.03%   to     7.40%
12/31/2013             350,994 10.58    to    10.95        3,823,323       0.85% to 1.20%   0.57%     27.40%   to    27.84%
12/31/2012             380,722  8.30    to     8.56        3,252,911       0.85% to 1.20%   0.16%     12.28%   to    12.68%
12/31/2011             409,439  7.39    to     7.60        3,109,242       0.85% to 1.20%   0.00%     -9.14%   to    -2.39%
12/31/2010             477,946  7.59    to     7.78        3,719,204       0.85% to 1.10%   0.00%      5.67%   to     5.85%
SAST Blue Chip Growth Portfolio Class 1
12/31/2014             144,142  9.34    to     9.67        1,390,309       0.85% to 1.10%   0.04%     10.70%   to    10.97%
12/31/2013             180,788  8.44    to     8.71        1,567,805       0.85% to 1.10%   0.36%     32.50%   to    32.83%
12/31/2012             168,629  6.37    to     6.56        1,104,932       0.85% to 1.10%   0.00%     10.35%   to    10.63%
12/31/2011             174,245  5.77    to     5.93        1,032,130       0.85% to 1.10%   0.22%     -6.62%   to    -6.39%
12/31/2010             169,073  6.18    to     6.33        1,069,902       0.85% to 1.10%   0.29%      6.89%   to     7.07%
SAST Blue Chip Growth Portfolio Class 3
12/31/2014           1,134,077  9.05    to     9.46       10,483,778       0.85% to 1.20%   0.00%     10.31%   to    10.69%
12/31/2013             374,908  8.20    to     8.55        3,167,173       0.85% to 1.20%   0.13%     32.04%   to    32.50%
12/31/2012             356,702  6.21    to     6.45        2,289,960       0.85% to 1.20%   0.00%      9.97%   to    10.36%
12/31/2011             304,672  5.65    to     5.85        1,777,763       0.85% to 1.20%   0.01%    -12.42%   to    -6.62%
12/31/2010             249,608  6.07    to     6.26        1,562,629       0.85% to 1.10%   0.08%      6.77%   to     6.89%
SAST Growth Opportunities Portfolio Class 1
12/31/2014             194,077  9.96    to    10.19        1,935,620       0.85% to 1.10%   0.00%      2.59%   to     2.85%
12/31/2013             209,513  9.69    to     9.94        2,031,411       0.85% to 1.10%   0.00%     36.28%   to    36.62%
12/31/2012             230,611  7.09    to     7.29        1,638,011       0.85% to 1.10%   0.00%     16.28%   to    16.57%
12/31/2011             254,477  6.08    to     6.27        1,550,205       0.85% to 1.10%   0.00%     -3.43%   to    -3.19%
12/31/2010             276,045  6.28    to     6.49        1,737,058       0.85% to 1.10%   0.00%      9.89%   to    10.07%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, 2010 follows:

                                    At December 31                                For the year ended December 31
                     ---------------------------------------------------   ------------------------------------------------
                                                                           Expense Ratio  Investment
                                 Unit Value                                  Lowest to      Income   Total Return Lowest to
Year                   Units   Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/   Highest/ (3)/
----                 --------- ---------------------  -------------------  -------------- ---------- ----------------------
SAST Growth Opportunities Portfolio Class 3
12/31/2014           2,105,569  9.75    to     9.93        20,567,011      0.85% to 1.20%   0.00%      2.24%   to     2.59%
12/31/2013           2,399,975  9.50    to     9.72        22,855,474      0.85% to 1.20%   0.00%     35.81%   to    36.29%
12/31/2012           3,597,842  6.97    to     7.16        25,118,001      0.85% to 1.20%   0.00%     15.87%   to    16.28%
12/31/2011           3,300,537  5.99    to     6.18        19,802,800      0.85% to 1.20%   0.00%    -14.75%   to    -3.44%
12/31/2010           3,274,795  6.21    to     6.41        20,338,574      0.85% to 1.20%   0.00%      9.70%   to     9.89%
SAST Technology Portfolio Class 1
12/31/2014              93,595  3.67    to     3.80           352,524      0.85% to 1.10%   0.00%     23.47%   to    23.78%
12/31/2013             115,036  2.97    to     3.07           350,624      0.85% to 1.10%   0.00%     24.51%   to    24.82%
12/31/2012             127,154  2.38    to     2.46           310,790      0.85% to 1.10%   0.00%      6.59%   to     6.86%
12/31/2011             139,237  2.24    to     2.30           318,713      0.85% to 1.10%   0.00%     -6.42%   to    -6.18%
12/31/2010             174,817  2.39    to     2.45           427,041      0.85% to 1.10%   0.00%     10.55%   to    10.73%
SAST Technology Portfolio Class 3
12/31/2014             321,150  3.54    to     3.71         1,171,859      0.85% to 1.20%   0.00%     23.04%   to    23.47%
12/31/2013             241,342  2.88    to     3.01           718,532      0.85% to 1.20%   0.00%     24.07%   to    24.51%
12/31/2012             255,123  2.32    to     2.41           613,287      0.85% to 1.20%   0.00%      6.22%   to     6.59%
12/31/2011             258,808  2.19    to     2.26           586,022      0.85% to 1.20%   0.00%    -10.46%   to    -6.42%
12/31/2010             320,218  2.33    to     2.42           774,855      0.85% to 1.10%   0.00%     10.18%   to    10.55%
SAST Marsico Focused Growth Portfolio Class 3
12/31/2014           1,508,012 15.72    to    16.12        24,105,841      0.85% to 1.20%   0.00%      9.63%   to    10.02%
12/31/2013           1,117,507 14.34    to    14.65        16,291,121      0.85% to 1.20%   0.01%     32.76%   to    33.23%
12/31/2012             422,088 10.80    to    11.00         4,627,515      0.85% to 1.20%   0.11%      9.65%   to    10.03%
12/31/2011             317,623  9.85    to     9.99         3,170,730      0.85% to 1.20%   0.11%     -9.03%   to    -2.52%
12/31/2010             296,194 10.13    to    10.25         3,034,983      0.85% to 1.10%   0.22%      8.64%   to     8.83%
SAST Small & Mid Cap Value Portfolio Class 3
12/31/2014           2,503,791 18.08    to    18.55        46,193,281      0.85% to 1.20%   0.58%      7.56%   to     7.94%
12/31/2013           2,784,605 16.81    to    17.19        47,709,929      0.85% to 1.20%   0.25%     35.81%   to    36.29%
12/31/2012           4,087,534 12.38    to    12.61        51,472,222      0.85% to 1.20%   0.38%     16.89%   to    17.30%
12/31/2011           4,147,775 10.59    to    10.75        44,564,972      0.85% to 1.20%   0.13%    -15.85%   to    -9.00%
12/31/2010           4,109,354 11.67    to    11.81        48,532,574      0.85% to 1.10%   0.20%      4.45%   to     4.63%
SAST Foreign Value Portfolio Class 3
12/31/2014           9,549,029 11.06    to    11.33       107,552,889      0.85% to 1.20%   1.02%     -8.08%   to    -7.76%
12/31/2013           8,637,557 12.03    to    12.29       105,700,199      0.85% to 1.20%   1.69%     21.61%   to    22.04%
12/31/2012           8,922,679  9.89    to    10.07        89,644,234      0.85% to 1.20%   1.98%     17.87%   to    18.28%
12/31/2011           7,616,670  8.39    to     8.51        64,786,340      0.85% to 1.20%   1.48%    -22.25%   to   -12.60%
12/31/2010           6,558,989  9.63    to     9.74        63,868,282      0.85% to 1.10%   1.86%      4.56%   to     4.73%
SAST Cash Management Portfolio Class 1
12/31/2014             971,741 11.25    to    12.94        11,262,217      0.85% to 1.25%   0.00%     -1.52%   to    -1.12%
12/31/2013           1,191,053 11.37    to    13.14        13,948,521      0.85% to 1.25%   0.00%     -1.50%   to    -1.11%
12/31/2012           1,246,117 11.50    to    13.34        14,863,988      0.85% to 1.25%   0.00%     -1.48%   to    -1.09%
12/31/2011           1,583,571 11.63    to    13.54        19,038,886      0.85% to 1.25%   0.00%     -1.51%   to    -1.12%
12/31/2010           1,418,702 11.76    to    13.75        17,397,029      0.85% to 1.25%   0.00%     -0.99%   to    -0.73%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, 2010 follows:

                                    At December 31                               For the year ended December 31
                     ---------------------------------------------------   ------------------------------------------------
                                                                           Expense Ratio  Investment
                                 Unit Value                                  Lowest to      Income   Total Return Lowest to
Year                   Units   Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/  Highest/ (3)/
----                 --------- ---------------------  -------------------  -------------- ---------- ----------------------
SAST Cash Management Portfolio Class 3
12/31/2014             968,997 10.55    to    11.01        10,600,570      0.85% to 1.20%   0.00%    -1.72%   to    -1.37%
12/31/2013           1,042,965 10.74    to    11.16        11,594,279      0.85% to 1.20%   0.00%    -1.70%   to    -1.35%
12/31/2012             883,419 10.92    to    11.31         9,986,971      0.85% to 1.20%   0.00%    -1.68%   to    -1.33%
12/31/2011           1,171,718 11.11    to    11.46        13,425,444      0.85% to 1.20%   0.00%    -1.37%   to    -1.06%
12/31/2010             934,751 11.29    to    11.62        10,863,494      0.85% to 1.10%   0.00%    -1.04%   to    -0.89%
SAST Corporate Bond Portfolio Class 1
12/31/2014           1,980,638 24.81    to    29.85        49,608,225      0.85% to 1.25%   3.51%     4.49%   to     4.91%
12/31/2013           2,287,439 23.65    to    28.57        54,649,711      0.85% to 1.25%   4.09%     0.14%   to     0.54%
12/31/2012           2,673,869 23.52    to    28.53        63,519,961      0.85% to 1.25%   5.13%    10.03%   to    10.47%
12/31/2011           3,163,389 21.29    to    25.93        68,020,756      0.85% to 1.25%   6.21%     5.09%   to     5.51%
12/31/2010           3,809,449 20.18    to    24.67        77,627,774      0.85% to 1.25%   6.28%     4.37%   to     4.65%
SAST Corporate Bond Portfolio Class 3
12/31/2014           9,150,213 23.36    to    24.27       220,890,905      0.85% to 1.20%   3.47%     4.28%   to     4.65%
12/31/2013           8,957,279 22.40    to    23.19       207,084,383      0.85% to 1.20%   4.15%    -0.06%   to     0.29%
12/31/2012           8,040,815 22.41    to    23.13       185,674,312      0.85% to 1.20%   5.11%     9.81%   to    10.20%
12/31/2011           8,239,617 20.41    to    20.99       172,812,534      0.85% to 1.20%   5.97%     1.50%   to     5.25%
12/31/2010           9,427,409 19.45    to    19.94       187,925,968      0.85% to 1.10%   6.09%     4.30%   to     4.47%
SAST Global Bond Portfolio Class 1
12/31/2014             571,079 17.79    to    23.63        10,605,563      0.85% to 1.25%   0.00%    -1.58%   to    -1.18%
12/31/2013             627,824 18.00    to    24.01        11,831,585      0.85% to 1.25%   1.10%    -4.74%   to    -4.36%
12/31/2012             690,720 18.83    to    25.21        13,646,635      0.85% to 1.25%   8.26%     2.59%   to     3.00%
12/31/2011             786,317 18.28    to    24.57        15,102,584      0.85% to 1.25%   2.27%     4.44%   to     4.86%
12/31/2010             877,083 17.43    to    23.52        16,099,497      0.85% to 1.25%   4.16%     5.24%   to     5.52%
SAST Global Bond Portfolio Class 3
12/31/2014           2,936,775 16.75    to    17.41        50,678,319      0.85% to 1.20%   0.00%    -1.77%   to    -1.43%
12/31/2013           2,380,180 17.05    to    17.66        41,823,434      0.85% to 1.20%   0.99%    -4.93%   to    -4.60%
12/31/2012           1,648,857 17.94    to    18.51        30,449,558      0.85% to 1.20%   8.73%     2.39%   to     2.75%
12/31/2011           1,469,111 17.52    to    18.02        26,445,146      0.85% to 1.20%   2.01%     0.95%   to     4.59%
12/31/2010           1,577,747 16.81    to    17.23        27,168,762      0.85% to 1.10%   3.96%     5.16%   to     5.34%
SAST High-Yield Bond Portfolio Class 1
12/31/2014             511,888 20.89    to    28.95        11,319,228      0.85% to 1.25%   5.04%    -0.41%   to    -0.01%
12/31/2013             592,138 20.90    to    29.07        13,109,667      0.85% to 1.25%   5.17%     6.57%   to     6.99%
12/31/2012             675,430 19.97    to    27.28        13,972,376      0.85% to 1.25%   6.25%    15.53%   to    16.20%
12/31/2011             766,664 17.19    to    23.61        13,645,893      0.85% to 1.25%   8.16%     2.98%   to     3.19%
12/31/2010             898,638 16.66    to    22.92        15,384,899      0.85% to 1.25%   9.62%     6.39%   to     6.59%
SAST High-Yield Bond Portfolio Class 3
12/31/2014           2,374,483 19.70    to    20.44        48,236,702      0.85% to 1.20%   5.01%    -0.60%   to    -0.26%
12/31/2013           2,203,051 19.82    to    20.50        44,998,208      0.85% to 1.20%   5.28%     6.35%   to     6.73%
12/31/2012           2,022,873 18.63    to    19.20        38,782,865      0.85% to 1.20%   6.18%    15.30%   to    15.71%
12/31/2011           2,111,423 16.16    to    16.60        35,021,899      0.85% to 1.20%   8.04%    -2.85%   to     3.14%
12/31/2010           2,404,124 15.72    to    16.09        38,673,554      0.85% to 1.10%   9.48%     6.31%   to     6.49%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, 2010 follows:

                                    At December 31                                For the year ended December 31
                     ---------------------------------------------------   ------------------------------------------------
                                                                           Expense Ratio  Investment
                                 Unit Value                                  Lowest to      Income   Total Return Lowest to
Year                   Units   Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/   Highest/ (3)/
----                 --------- ---------------------  -------------------  -------------- ---------- ----------------------
AST Asset Allocation Portfolio Class 1
12/31/2014             413,782 21.45    to    38.89       11,235,472       0.85% to 1.25%   2.34%      6.13%   to     6.55%
12/31/2013             470,696 20.13    to    36.65       12,011,828       0.85% to 1.25%   2.65%     16.42%   to    16.89%
12/31/2012             574,317 18.22    to    31.48       12,437,547       0.85% to 1.25%   3.04%     10.55%   to    10.95%
12/31/2011             642,249 16.42    to    28.47       12,702,926       0.85% to 1.25%   2.68%     -0.33%   to     0.04%
12/31/2010             712,066 16.41    to    28.57       14,168,846       0.85% to 1.25%   2.76%      6.70%   to     6.98%
AST Asset Allocation Portfolio Class 3
12/31/2014             734,890 20.22    to    20.99       15,349,443       0.85% to 1.20%   2.34%      5.91%   to     6.28%
12/31/2013             655,435 19.09    to    19.75       12,907,632       0.85% to 1.20%   2.91%     16.19%   to    16.60%
12/31/2012             392,081 16.43    to    16.94        6,617,904       0.85% to 1.20%   2.92%     10.33%   to    10.72%
12/31/2011             357,310 14.89    to    15.30        5,456,788       0.85% to 1.20%   2.59%     -5.92%   to    -0.18%
12/31/2010             309,653 14.95    to    15.32        4,741,122       0.85% to 1.10%   2.50%      6.63%   to     6.81%
SAST Growth-Income Portfolio Class 1
12/31/2014             651,277 16.27    to    49.15       20,564,924       0.85% to 1.25%   1.21%     12.69%   to    13.14%
12/31/2013             725,653 14.38    to    43.62       20,492,451       0.85% to 1.25%   1.51%     30.12%   to    30.64%
12/31/2012             844,162 11.01    to    33.52       18,078,049       0.85% to 1.25%   1.73%     12.33%   to    12.78%
12/31/2011             934,705  9.76    to    29.84       17,904,980       0.85% to 1.25%   0.92%      6.99%   to     7.42%
12/31/2010           1,132,534  9.09    to    27.89       20,103,996       0.85% to 1.25%   0.98%      5.99%   to     6.27%
SAST Growth-Income Portfolio Class 3
12/31/2014           4,581,639 15.26    to    15.92       71,991,593       0.85% to 1.20%   1.23%     12.47%   to    12.86%
12/31/2013           3,485,732 13.57    to    14.11       48,750,303       0.85% to 1.20%   1.61%     29.86%   to    30.31%
12/31/2012           1,284,853 10.45    to    10.83       13,810,841       0.85% to 1.20%   1.79%     12.10%   to    12.50%
12/31/2011             694,256  9.32    to     9.62        6,662,058       0.85% to 1.20%   0.78%     -2.42%   to     7.15%
12/31/2010             522,961  8.72    to     8.98        4,693,013       0.85% to 1.10%   0.76%      5.92%   to     6.10%
SAST Global Equities Portfolio Class 1
12/31/2014             286,740 13.11    to    28.68        5,382,612       0.85% to 1.25%   0.67%      2.90%   to     3.31%
12/31/2013             291,709 12.69    to    27.88        5,542,705       0.85% to 1.25%   0.55%     24.63%   to    25.13%
12/31/2012             329,678 10.14    to    22.37        4,979,560       0.85% to 1.25%   0.74%     15.43%   to    15.90%
12/31/2011             375,753  8.75    to    19.38        4,878,592       0.85% to 1.25%   0.93%    -11.50%   to   -11.14%
12/31/2010             424,709  9.85    to    21.89        6,279,672       0.85% to 1.25%   1.74%      8.64%   to     8.93%
SAST Global Equities Portfolio Class 3
12/31/2014             288,058 12.40    to    12.83        3,655,848       0.85% to 1.20%   0.54%      2.69%   to     3.05%
12/31/2013             190,344 12.08    to    12.45        2,356,088       0.85% to 1.20%   0.34%     24.38%   to    24.82%
12/31/2012             143,059  9.71    to     9.98        1,425,830       0.85% to 1.20%   0.54%     15.20%   to    15.61%
12/31/2011             133,917  8.43    to     8.63        1,155,601       0.85% to 1.20%   0.76%    -18.94%   to   -11.37%
12/31/2010             146,494  9.53    to     9.74        1,426,354       0.85% to 1.10%   1.57%      8.66%   to     8.74%
SAST Alliance Growth Portfolio Class 1
12/31/2014             580,540 14.46    to    57.82       23,798,569       0.85% to 1.25%   0.00%     12.75%   to    13.20%
12/31/2013             677,079 12.77    to    51.29       24,138,772       0.85% to 1.25%   0.27%     35.74%   to    36.28%
12/31/2012             824,707  9.37    to    37.78       21,220,450       0.85% to 1.25%   0.48%     15.15%   to    15.61%
12/31/2011             927,957  8.11    to    32.81       20,614,056       0.85% to 1.25%   0.48%     -3.51%   to    -3.13%
12/31/2010           1,124,208  8.37    to    34.01       24,971,933       0.85% to 1.25%   0.86%      6.05%   to     6.34%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, 2010 follows:

                                    At December 31                                 For the year ended December 31
                     ----------------------------------------------------   ------------------------------------------------
                                                                            Expense Ratio  Investment
                                  Unit Value                                  Lowest to      Income   Total Return Lowest to
Year                   Units    Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/   Highest/ (3)/
----                 ---------- ---------------------  -------------------  -------------- ---------- ----------------------
SAST Alliance Growth Portfolio Class 3
12/31/2014              775,228 13.60    to    14.14        10,908,983      0.85% to 1.20%   0.00%     12.52%   to    12.92%
12/31/2013              846,146 12.08    to    12.53        10,575,523      0.85% to 1.20%   0.02%     35.47%   to    35.94%
12/31/2012              968,519  8.92    to     9.21         8,915,079      0.85% to 1.20%   0.22%     14.92%   to    15.32%
12/31/2011            1,143,404  7.76    to     7.99         9,130,254      0.85% to 1.20%   0.21%    -10.19%   to    -3.37%
12/31/2010            1,411,151  8.07    to     8.27        11,662,541      0.85% to 1.10%   0.65%      5.98%   to     6.16%
SAST MFS Massachusetts Investors Trust Portfolio Class 1
12/31/2014              266,781 17.87    to    18.49         4,917,493      0.85% to 1.10%   0.53%      9.66%   to     9.94%
12/31/2013              328,600 16.29    to    16.82         5,506,440      0.85% to 1.10%   0.65%     30.38%   to    30.70%
12/31/2012              328,234 12.50    to    12.87         4,215,221      0.85% to 1.10%   0.74%     17.85%   to    18.14%
12/31/2011              367,906 10.60    to    10.89         4,000,677      0.85% to 1.10%   0.68%     -2.98%   to    -2.74%
12/31/2010              404,967 10.93    to    11.20         4,527,131      0.85% to 1.10%   0.98%      4.44%   to     4.62%
SAST MFS Massachusetts Investors Trust Portfolio Class 3
12/31/2014            6,425,785 17.20    to    18.09       114,579,347      0.85% to 1.20%   0.39%      9.28%   to     9.66%
12/31/2013            5,478,938 15.74    to    16.49        89,501,822      0.85% to 1.20%   0.45%     29.92%   to    30.37%
12/31/2012            4,091,652 12.11    to    12.65        51,467,151      0.85% to 1.20%   0.60%     17.44%   to    17.85%
12/31/2011            3,118,241 10.31    to    10.73        33,390,332      0.85% to 1.20%   0.49%    -10.26%   to    -2.98%
12/31/2010            2,648,537 10.66    to    11.06        29,288,673      0.85% to 1.10%   0.79%      4.27%   to     4.44%
SAST Fundamental Growth Portfolio Class 1
12/31/2014              607,069 11.34    to    28.76        10,486,347      0.85% to 1.25%   0.00%      6.26%   to     6.68%
12/31/2013              739,678 10.63    to    27.06        11,816,168      0.85% to 1.25%   0.00%     35.36%   to    35.90%
12/31/2012              849,991  7.82    to    19.99        10,003,055      0.85% to 1.25%   0.00%     14.71%   to    15.18%
12/31/2011              979,576  6.79    to    17.43         9,920,792      0.85% to 1.25%   0.00%     -6.65%   to    -6.28%
12/31/2010            1,163,672  7.24    to    18.67        12,466,191      0.85% to 1.25%   0.00%     11.44%   to    11.74%
SAST Fundamental Growth Portfolio Class 3
12/31/2014              352,918 10.62    to    11.10         3,895,605      0.85% to 1.20%   0.00%      6.04%   to     6.41%
12/31/2013              366,785 10.02    to    10.43         3,814,180      0.85% to 1.20%   0.00%     35.09%   to    35.57%
12/31/2012              433,219  7.42    to     7.69         3,328,370      0.85% to 1.20%   0.00%     14.49%   to    14.89%
12/31/2011              422,765  6.48    to     6.70         2,829,282      0.85% to 1.20%   0.00%    -14.02%   to    -6.51%
12/31/2010              480,725  6.94    to     7.16         3,442,185      0.85% to 1.10%   0.00%     11.34%   to    11.55%
SAST Dynamic Allocation Portfolio Class 3 /(6)/
12/31/2014           77,804,052 12.59    to    12.73       984,908,515      0.85% to 1.20%   0.65%      3.08%   to     3.44%
12/31/2013           27,326,998 12.21    to    12.30       334,890,050      0.85% to 1.20%   0.00%     15.74%   to    16.03%
12/31/2012            6,737,476 10.55    to    10.60        71,191,459      0.85% to 1.20%   1.86%      0.96%   to     5.48%
SAST International Diversified Equities Portfolio Class 1
12/31/2014              375,417  9.94    to    14.58         4,176,783      0.85% to 1.25%   1.60%     -9.59%   to    -9.23%
12/31/2013              412,352 10.95    to    16.13         5,080,422      0.85% to 1.25%   2.72%     19.13%   to    19.60%
12/31/2012              457,156 13.54    to    14.74         4,722,447      0.85% to 1.25%   0.96%     15.89%   to    16.78%
12/31/2011              560,559 11.68    to    12.63         4,981,467      0.85% to 1.25%   2.06%    -15.67%   to   -15.55%
12/31/2010              675,407 13.85    to    14.95         7,086,924      0.85% to 1.25%   4.22%      9.58%   to     9.85%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, 2010 follows:

                                    At December 31                                For the year ended December 31
                     ---------------------------------------------------   ------------------------------------------------
                                                                           Expense Ratio  Investment
                                 Unit Value                                  Lowest to      Income   Total Return Lowest to
Year                   Units   Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/   Highest/ (3)/
----                 --------- ---------------------  -------------------  -------------- ---------- ----------------------
SAST International Diversified Equities Portfolio Class 3
12/31/2014           1,725,399  9.37    to     9.72        16,617,369      0.85% to 1.20%   1.48%     -9.77%   to    -9.46%
12/31/2013           1,311,581 10.38    to    10.74        13,989,832      0.85% to 1.20%   2.81%     18.89%   to    19.30%
12/31/2012             646,203  8.73    to     9.00         5,800,527      0.85% to 1.20%   0.71%     15.66%   to    16.06%
12/31/2011             599,697  7.55    to     7.75         4,648,045      0.85% to 1.20%   1.90%    -22.60%   to   -15.54%
12/31/2010             651,102  8.96    to     9.18         5,975,811      0.85% to 1.10%   3.95%      9.50%   to     9.68%
SAST Davis Venture Value Portfolio Class 1
12/31/2014           2,158,590 22.02    to    54.36        53,314,861      0.85% to 1.25%   0.61%      5.41%   to     5.84%
12/31/2013           2,521,058 20.81    to    51.57        58,859,770      0.85% to 1.25%   1.17%     32.02%   to    32.55%
12/31/2012           3,018,562 15.70    to    39.06        53,006,278      0.85% to 1.25%   0.77%     11.31%   to    11.76%
12/31/2011           3,661,616 14.05    to    35.09        57,459,907      0.85% to 1.25%   1.25%     -5.42%   to    -5.04%
12/31/2010           4,451,181 14.79    to    37.10        73,337,574      0.85% to 1.25%   0.77%      6.10%   to     6.38%
SAST Davis Venture Value Portfolio Class 3
12/31/2014           5,129,532 20.70    to    21.54       109,817,430      0.85% to 1.20%   0.38%      5.20%   to     5.57%
12/31/2013           5,068,041 19.68    to    20.41       103,053,887      0.85% to 1.20%   0.94%     31.76%   to    32.22%
12/31/2012           5,470,444 14.93    to    15.43        84,303,320      0.85% to 1.20%   0.55%     11.09%   to    11.48%
12/31/2011           5,871,997 13.44    to    13.84        81,238,583      0.85% to 1.20%   1.07%    -11.67%   to    -5.28%
12/31/2010           6,586,099 14.25    to    14.62        96,224,930      0.85% to 1.10%   0.56%      6.03%   to     6.20%
SAST MFS Total Return Portfolio Class 1
12/31/2014           3,205,925 22.40    to    23.20        74,140,520      0.85% to 1.10%   2.04%      7.26%   to     7.53%
12/31/2013           3,738,785 20.89    to    21.57        80,445,917      0.85% to 1.10%   2.29%     17.70%   to    18.00%
12/31/2012           4,364,922 17.74    to    18.28        79,613,840      0.85% to 1.10%   2.67%     10.10%   to    10.37%
12/31/2011           5,205,010 16.12    to    16.56        86,038,905      0.85% to 1.10%   2.58%      0.81%   to     1.06%
12/31/2010           6,412,067 15.99    to    16.39       104,898,990      0.85% to 1.10%   2.95%      4.39%   to     4.56%
SAST MFS Total Return Portfolio Class 3
12/31/2014           5,851,721 21.83    to    22.69       132,290,163      0.85% to 1.20%   1.88%      6.89%   to     7.26%
12/31/2013           6,228,480 20.42    to    21.15       131,456,196      0.85% to 1.20%   2.20%     17.29%   to    17.70%
12/31/2012           6,232,201 17.41    to    17.97       111,866,066      0.85% to 1.20%   2.48%      9.71%   to    10.10%
12/31/2011           6,808,929 15.87    to    16.32       111,079,120      0.85% to 1.20%   2.36%     -4.82%   to     0.81%
12/31/2010           7,873,765 15.79    to    16.19       127,438,495      0.85% to 1.10%   2.72%      4.21%   to     4.38%
SAST Total Return Bond Portfolio Class 1
12/31/2014             901,240 20.95    to    30.04        19,289,168      0.85% to 1.25%   1.21%      3.51%   to     3.92%
12/31/2013           1,086,636 20.16    to    29.02        22,383,326      0.85% to 1.25%   1.29%     -4.79%   to    -4.40%
12/31/2012           1,233,950 21.09    to    30.48        26,592,078      0.85% to 1.25%   3.04%      5.94%   to     6.37%
12/31/2011           1,281,945 19.82    to    28.77        26,095,979      0.85% to 1.25%   1.56%      5.05%   to     5.47%
12/31/2010           1,239,222 18.80    to    27.39        23,994,780      0.85% to 1.25%   2.76%      2.34%   to     2.61%
SAST Total Return Bond Portfolio Class 3
12/31/2014           9,956,947 19.74    to    20.49       202,098,501      0.85% to 1.20%   1.11%      3.30%   to     3.66%
12/31/2013           9,007,293 19.11    to    19.77       176,911,221      0.85% to 1.20%   1.23%     -4.98%   to    -4.64%
12/31/2012           7,008,599 20.11    to    20.73       144,724,107      0.85% to 1.20%   3.17%      5.73%   to     6.10%
12/31/2011           5,088,050 19.02    to    19.54        99,250,165      0.85% to 1.20%   1.25%      3.53%   to     5.20%
12/31/2010           4,449,892 18.13    to    18.57        82,619,693      0.85% to 1.10%   2.51%      2.27%   to     2.44%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, 2010 follows:

                                    At December 31                                For the year ended December 31
                     ---------------------------------------------------   ------------------------------------------------
                                                                           Expense Ratio  Investment
                                 Unit Value                                  Lowest to      Income   Total Return Lowest to
Year                   Units   Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/   Highest/ (3)/
----                 --------- ---------------------  -------------------  -------------- ---------- ----------------------
SAST Telecom Utility Portfolio Class 1
12/31/2014              98,151 18.55    to    25.93        2,294,165       0.85% to 1.25%   2.76%     11.09%   to    11.54%
12/31/2013             117,922 16.63    to    23.34        2,446,966       0.85% to 1.25%   2.45%     18.48%   to    18.96%
12/31/2012             131,508 14.92    to    19.70        2,300,837       0.85% to 1.25%   3.36%     12.07%   to    12.98%
12/31/2011             142,761 13.21    to    17.58        2,245,084       0.85% to 1.25%   2.35%      4.95%   to     5.26%
12/31/2010             139,789 12.55    to    16.75        2,144,987       0.85% to 1.25%   2.90%     11.41%   to    11.76%
SAST Telecom Utility Portfolio Class 3
12/31/2014             124,458 17.46    to    18.12        2,228,333       0.85% to 1.20%   2.43%     10.87%   to    11.26%
12/31/2013             104,518 15.75    to    16.29        1,690,796       0.85% to 1.20%   2.18%     18.25%   to    18.66%
12/31/2012             104,015 13.32    to    13.73        1,422,342       0.85% to 1.20%   3.63%     11.84%   to    12.24%
12/31/2011              93,254 11.91    to    12.23        1,138,993       0.85% to 1.20%   2.19%     -5.86%   to     5.10%
12/31/2010              73,098 11.37    to    11.64          849,771       0.85% to 1.10%   2.69%     11.33%   to    11.51%
SAST Equity Opportunities Portfolio Class 1
12/31/2014             447,283 20.20    to    31.05        9,617,649       0.85% to 1.25%   0.39%      9.07%   to     9.51%
12/31/2013             504,960 18.45    to    28.47        9,928,834       0.85% to 1.25%   0.56%     29.59%   to    30.11%
12/31/2012             589,676 14.18    to    21.97        8,904,578       0.85% to 1.25%   0.93%     15.40%   to    15.86%
12/31/2011             679,123 12.24    to    19.04        8,917,611       0.85% to 1.25%   0.56%     -1.35%   to    -0.95%
12/31/2010             839,451 12.35    to    19.30       11,086,312       0.85% to 1.25%   0.72%      8.94%   to     9.23%
SAST Equity Opportunities Portfolio Class 3
12/31/2014           1,601,764 19.05    to    19.77       31,276,333       0.85% to 1.20%   0.23%      8.85%   to     9.23%
12/31/2013           1,062,376 17.50    to    18.10       19,077,053       0.85% to 1.20%   0.44%     29.34%   to    29.79%
12/31/2012             188,018 13.53    to    13.94        2,607,598       0.85% to 1.20%   0.86%     15.17%   to    15.57%
12/31/2011              90,495 11.75    to    12.06        1,089,923       0.85% to 1.20%   0.29%     -6.08%   to    -1.20%
12/31/2010             105,630 11.91    to    12.21        1,288,119       0.85% to 1.10%   0.48%      8.87%   to     9.05%
SAST Aggressive Growth Portfolio Class 1
12/31/2014             283,118 13.33    to    21.36        5,186,532       0.85% to 1.25%   0.00%     -0.70%   to    -0.30%
12/31/2013             311,507 13.37    to    21.51        5,743,097       0.85% to 1.25%   0.00%     41.17%   to    41.73%
12/31/2012             344,383  9.44    to    15.24        4,470,559       0.85% to 1.25%   0.00%     14.77%   to    15.24%
12/31/2011             381,288  8.19    to    13.28        4,336,866       0.85% to 1.25%   0.00%     -3.20%   to    -2.81%
12/31/2010             419,845  8.42    to    13.71        4,927,629       0.85% to 1.25%   0.00%      7.45%   to     7.74%
SAST Aggressive Growth Portfolio Class 3
12/31/2014              92,022 12.67    to    13.04        1,188,663       0.85% to 1.20%   0.00%     -0.90%   to    -0.55%
12/31/2013              77,390 12.78    to    13.12        1,011,200       0.85% to 1.20%   0.00%     40.89%   to    41.38%
12/31/2012              91,044  9.07    to     9.28          843,319       0.85% to 1.20%   0.00%     14.55%   to    14.95%
12/31/2011              47,837  7.92    to     8.07          385,850       0.85% to 1.20%   0.00%    -12.26%   to    -3.05%
12/31/2010              51,038  8.18    to     8.33          424,825       0.85% to 1.10%   0.00%      7.44%   to     7.56%
SAST International Growth and Income Portfolio Class 1
12/31/2014             561,863 13.00    to    16.02        7,705,549       0.85% to 1.25%   1.79%    -10.58%   to   -10.22%
12/31/2013             623,651 14.48    to    17.91        9,560,940       0.85% to 1.25%   2.02%     20.52%   to    21.00%
12/31/2012             715,994 11.97    to    14.86        9,104,704       0.85% to 1.25%   2.33%     19.78%   to    20.26%
12/31/2011             820,755  9.95    to    12.41        8,694,008       0.85% to 1.25%   2.88%    -14.86%   to   -14.52%
12/31/2010             998,242 11.64    to    14.57       12,366,953       0.85% to 1.25%   4.25%      7.01%   to     7.29%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, 2010 follows:

                                    At December 31                                For the year ended December 31
                     ---------------------------------------------------   ------------------------------------------------
                                                                           Expense Ratio  Investment
                                 Unit Value                                  Lowest to      Income   Total Return Lowest to
Year                   Units   Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/   Highest/ (3)/
----                 --------- ---------------------  -------------------  -------------- ---------- ----------------------
SAST International Growth and Income Portfolio Class 3
12/31/2014           1,463,561 12.26    to    12.72       18,589,039       0.85% to 1.20%   1.38%    -10.76%   to   -10.44%
12/31/2013           1,750,539 13.74    to    14.21       24,846,281       0.85% to 1.20%   1.54%     20.28%   to    20.70%
12/31/2012           2,932,641 11.42    to    11.77       34,497,411       0.85% to 1.20%   2.08%     19.54%   to    19.96%
12/31/2011           3,349,655  9.55    to     9.81       32,850,575       0.85% to 1.20%   2.89%    -22.26%   to   -14.74%
12/31/2010           3,435,373 11.23    to    11.51       39,518,531       0.85% to 1.10%   3.95%      6.93%   to     7.11%
SAST Emerging Markets Portfolio Class 1
12/31/2014             234,663 18.22    to    23.01        4,695,540       0.85% to 1.25%   1.24%     -7.06%   to    -6.68%
12/31/2013             266,765 19.60    to    24.65        5,720,283       0.85% to 1.25%   0.54%     -4.59%   to    -4.20%
12/31/2012             326,734 20.54    to    25.74        7,308,584       0.85% to 1.25%   0.55%     17.27%   to    17.74%
12/31/2011             404,082 17.52    to    21.86        7,759,890       0.85% to 1.25%   0.54%    -27.00%   to   -26.71%
12/31/2010             497,624 24.00    to    29.82       13,078,029       0.85% to 1.25%   1.49%     15.36%   to    15.66%
SAST Emerging Markets Portfolio Class 3
12/31/2014             762,533 21.70    to    22.50       16,978,736       0.85% to 1.20%   1.12%     -7.24%   to    -6.92%
12/31/2013             592,266 23.39    to    24.18       14,235,894       0.85% to 1.20%   0.34%     -4.78%   to    -4.44%
12/31/2012             444,823 24.56    to    25.30       11,230,301       0.85% to 1.20%   0.33%     17.04%   to    17.45%
12/31/2011             432,992 20.99    to    21.54        9,319,379       0.85% to 1.20%   0.40%    -30.13%   to   -26.90%
12/31/2010             420,192 28.80    to    29.47       12,376,243       0.85% to 1.10%   1.22%     15.28%   to    15.47%
SAST SunAmerica Dynamic Strategy Portfolio Class 3
12/31/2014                  --                   --               --                0.00%   0.00%                     0.00%
12/31/2013                  --                   --               --                0.00%   0.00%                     0.00%
12/31/2012                  10                10.46              105                0.85%   0.97%                     4.64%
SAST Real Estate Portfolio Class 1
12/31/2014             126,164 35.14    to    43.15        5,003,080       0.85% to 1.25%   1.35%     28.16%   to    28.68%
12/31/2013             148,654 27.42    to    33.54        4,597,413       0.85% to 1.25%   1.15%     -3.30%   to    -2.92%
12/31/2012             169,877 28.36    to    34.54        5,424,610       0.85% to 1.25%   1.08%     15.78%   to    16.24%
12/31/2011             192,759 24.49    to    29.72        5,299,776       0.85% to 1.25%   0.94%      6.81%   to     7.23%
12/31/2010             219,696 22.93    to    27.71        5,631,167       0.85% to 1.25%   1.85%      4.77%   to     5.05%
SAST Real Estate Portfolio Class 3
12/31/2014             495,078 40.65    to    42.20       20,740,895       0.85% to 1.20%   1.06%     27.91%   to    28.35%
12/31/2013             695,524 31.78    to    32.88       22,753,729       0.85% to 1.20%   0.90%     -3.50%   to    -3.16%
12/31/2012             835,151 32.93    to    33.95       28,292,972       0.85% to 1.20%   0.90%     15.54%   to    15.95%
12/31/2011             808,937 28.50    to    29.28       23,668,467       0.85% to 1.20%   0.77%     -4.23%   to     6.97%
12/31/2010             896,420 26.71    to    27.38       24,530,928       0.85% to 1.10%   1.65%      4.70%   to     4.87%
SAST Dogs of Wall Street Portfolio Class 1
12/31/2014             189,443 23.65    to    28.36        4,855,018       0.85% to 1.25%   1.40%      9.38%   to     9.82%
12/31/2013             208,059 21.62    to    25.83        4,867,238       0.85% to 1.25%   1.49%     34.92%   to    35.46%
12/31/2012             230,944 16.02    to    19.06        3,995,110       0.85% to 1.25%   2.01%     12.41%   to    12.86%
12/31/2011             247,452 14.26    to    16.89        3,758,211       0.85% to 1.25%   2.31%     11.28%   to    11.73%
12/31/2010             225,699 12.81    to    15.12        3,028,144       0.85% to 1.25%   2.90%      7.42%   to     7.71%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, 2010 follows:

                                    At December 31                               For the year ended December 31
                     ---------------------------------------------------   ------------------------------------------------
                                                                           Expense Ratio  Investment
                                 Unit Value                                  Lowest to      Income   Total Return Lowest to
Year                   Units   Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/  Highest/ (3)/
----                 --------- ---------------------  -------------------  -------------- ---------- ----------------------
SAST Dogs of Wall Street Portfolio Class 3
12/31/2014           1,202,212 26.73    to    27.76       33,004,462       0.85% to 1.20%   1.46%     9.16%   to     9.54%
12/31/2013             860,898 24.49    to    25.34       21,663,776       0.85% to 1.20%   1.65%    34.65%   to    35.12%
12/31/2012             228,482 18.19    to    18.75        4,266,221       0.85% to 1.20%   2.20%    12.18%   to    12.58%
12/31/2011             103,475 16.21    to    16.66        1,722,968       0.85% to 1.20%   2.23%     2.41%   to    11.45%
12/31/2010              82,111 14.58    to    14.95        1,226,943       0.85% to 1.10%   2.75%     7.34%   to     7.53%
SAST Balanced Portfolio Class 1
12/31/2014             888,903 15.22    to    25.30       18,873,849       0.85% to 1.25%   1.41%    10.06%   to    10.50%
12/31/2013             992,388 11.90    to    22.99       19,305,044       0.85% to 1.25%   1.46%    18.00%   to    18.47%
12/31/2012           1,080,304 11.62    to    19.48       18,001,149       0.85% to 1.25%   1.38%    11.72%   to    12.17%
12/31/2011           1,107,883 10.36    to    17.44       16,862,084       0.85% to 1.25%   1.77%     1.00%   to     1.41%
12/31/2010           1,227,800 10.22    to    17.26       18,734,673       0.85% to 1.25%   1.97%     5.17%   to     5.45%
SAST Balanced Portfolio Class 3
12/31/2014           1,361,038 14.25    to    14.90       20,070,863       0.85% to 1.20%   1.24%     9.84%   to    10.22%
12/31/2013           1,167,238 12.97    to    13.51       15,671,824       0.85% to 1.20%   1.61%    17.76%   to    18.17%
12/31/2012             546,519 11.01    to    11.44        6,208,355       0.85% to 1.20%   1.24%    11.50%   to    11.89%
12/31/2011             398,661  9.88    to    10.22        4,064,697       0.85% to 1.20%   1.57%    -4.37%   to     1.16%
12/31/2010             333,373  9.79    to    10.10        3,367,472       0.85% to 1.10%   1.69%     5.09%   to     5.27%
SST Real Return Portfolio Class 3 /(5)/
12/31/2014           6,541,717 11.80    to    11.93       77,690,824       0.85% to 1.20%   0.00%     0.42%   to     0.77%
12/31/2013           4,808,903 11.75    to    11.83       56,760,660       0.85% to 1.20%   1.03%    -6.37%   to    -6.04%
12/31/2012           1,530,017 12.55    to    12.60       19,237,262       0.85% to 1.20%   3.49%     2.55%   to     2.91%
12/31/2011             573,990 12.23    to    12.24        7,022,566       0.85% to 1.20%   0.00%     2.20%   to     5.10%
12/31/2010             171,457 11.64    to    11.66        1,996,498       0.85% to 1.10%   1.59%     1.35%   to     1.52%

(1) These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see footnote 4. The minimum and maximum ratios shown include subaccounts that may not have net assets.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(4) These amounts represent the net asset value before the adjustments allocated to the contracts in payout period.
(5)  Fund commenced operations on May 3, 2010.
(6)  Fund commenced operations on June 18, 2012.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 8 - SUBSEQUENT EVENTS

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through April 27, 2015. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account's financial statements.

American General Life
Insurance Company
Audited GAAP Financial Statements
At December 31, 2014 and 2013 and for
the three years ended December 31, 2014

AMERICAN GENERAL LIFE INSURANCE COMPANY
INDEX TO FINANCIAL STATEMENTS

                                                                                                             Page
                                                                                                             ----
Report of Independent Registered Public Accounting Firm                                                       2
Consolidated Balance Sheets at December 31, 2014 and 2013                                                     3
Consolidated Statements of Income for the years ended December 31, 2014, 2013 and 2012                        4
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012   5
Consolidated Statements of Equity for the years ended December 31, 2014, 2013 and 2012                        6
Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012                    7
Notes to Consolidated Financial Statements                                                                    8

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of American General Life Insurance
Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income (loss), equity and cash flows present fairly, in all material respects, the financial position of American General Life Insurance Company and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., at December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Houston, TX
April 27, 2015

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS

                                                                                           December 31,
                                                                                        ------------------
(in millions, except for share data)                                                      2014      2013
------------------------------------                                                    -------- ---------
                                                                                                  (Revised)
Assets:
   Investments:
       Fixed maturity securities:
          Bonds available for sale, at fair value (amortized cost: 2014 -
            $94,559; 2013 - $94,201)                                                    $102,743 $  98,148
          Other bond securities, at fair value                                             2,934     2,452
       Equity securities:
          Common and preferred stock, available for sale, at fair value (cost:
            2014 - $19; 2013 - $23)                                                           26        29
          Other common and preferred stock, at fair value                                     --       538
       Mortgage and other loans receivable, net of allowance                              11,812    10,085
       Other invested assets (portion measured at fair value: 2014 - $3,176;
         2013 - $3,223)                                                                    7,082     7,512
       Flight equipment (net of accumulated depreciation and impairment: 2014 -
         $0; 2013 - $1,034)                                                                   --       762
       Short-term investments (portion measured at fair value: 2014 - $558;
         2013 - $2,735)                                                                    1,381     3,896
                                                                                        -------- ---------
          Total investments                                                              125,978   123,422
   Cash                                                                                      277       202
   Investment in AIG (cost: 2014 - $9; 2013 - $9)                                              6         5
   Accrued investment income                                                               1,042     1,074
   Amounts due from related parties                                                           82       138
   Premiums and other receivables, net of allowance                                          602       488
   Reinsurance assets, net of allowance                                                    1,616     1,675
   Derivative assets, at fair value                                                          729       507
   Deferred policy acquisition costs                                                       5,643     5,444
   Deferred sales inducements                                                                442       502
   Current income tax receivable                                                             558       748
   Deferred income taxes                                                                      --       328
   Other assets (including restricted cash of $396 in 2014 and $183 in 2013)               1,153     1,081
   Separate account assets, at fair value                                                 40,627    35,701
                                                                                        -------- ---------
Total assets                                                                            $178,755 $ 171,315
                                                                                        ======== =========
Liabilities:
   Future policy benefits for life and accident and health insurance contracts          $ 30,854 $  29,277
   Policyholder contract deposits (portion measured at fair value: 2014 -
     $1,341; 2013 - $367)                                                                 72,898    70,397
   Policy claims and benefits payable                                                        646       615
   Other policyholder funds                                                                2,079     1,986
   Income taxes payable to parent                                                             11        --
   Deferred income taxes                                                                     255        --
   Notes payable - to affiliates, net (portion measured at fair value: 2014 -
     $291; 2013 - $211)                                                                      658       260
   Notes payable - to third parties, net                                                     627       378
   Amounts due to related parties                                                          1,745       298
   Securities lending payable                                                                 --     2,514
   Derivative liabilities, at fair value                                                     458       534
   Other liabilities                                                                       3,450     3,627
   Separate account liabilities                                                           40,627    35,701
                                                                                        -------- ---------
Total liabilities                                                                        154,308   145,587
                                                                                        -------- ---------
Commitments and contingencies (see Note 13)

American General Life Insurance Company (AGL) shareholder's equity:
   Preferred stock, $100 par value; 8,500 shares authorized, issued and
     outstanding                                                                               1         1
   Common stock, $10 par value; 600,000 shares authorized, issued and
     outstanding                                                                               6         6
   Additional paid-in capital                                                             18,514    23,163
   Retained earnings (accumulated deficit)                                                    --      (337)
   Accumulated other comprehensive income                                                  5,926     2,731
                                                                                        -------- ---------
Total AGL shareholder's equity                                                            24,447    25,564
Noncontrolling interests                                                                      --       164
                                                                                        -------- ---------
Total equity                                                                              24,447    25,728
                                                                                        -------- ---------
Total liabilities and equity                                                            $178,755 $ 171,315
                                                                                        ======== =========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME

                                                                                      Years Ended December 31,
                                                                                     -------------------------
(in millions)                                                                          2014     2013     2012
-------------                                                                        -------  -------  -------
Revenues:
   Premiums                                                                          $ 1,666  $ 1,783  $ 1,616
   Policy fees                                                                         1,976    1,766    1,837
   Net investment income                                                               6,942    6,692    7,001
   Net realized capital gains (losses):
       Total other-than-temporary impairments on available for sale securities           (81)     (74)    (127)
       Portion of other-than-temporary impairments on available for sale fixed
         maturity securities recognized in other comprehensive income (loss)             (23)      (1)    (170)
                                                                                     -------  -------  -------
   Net other-than-temporary impairments on available for sale securities
     recognized in net income                                                           (104)     (75)    (297)
   Other realized capital gains                                                           37    2,092      968
                                                                                     -------  -------  -------
   Total net realized capital (losses) gains                                             (67)   2,017      671
       Other income                                                                    2,580    2,878    1,681
                                                                                     -------  -------  -------
Total revenues                                                                        13,097   15,136   12,806
                                                                                     -------  -------  -------
Benefits and expenses:
   Policyholder benefits                                                               4,228    4,864    4,247
   Interest credited to policyholder account balances                                  2,210    2,277    2,934
   Amortization of deferred policy acquisition costs                                     623      535      665
   General and administrative expenses                                                 1,372    1,455    1,400
   Commissions                                                                           341      345      321
   Other expenses                                                                      1,310    1,166      839
                                                                                     -------  -------  -------
Total benefits and expenses                                                           10,084   10,642   10,406
                                                                                     -------  -------  -------
Income before income tax expense (benefit)                                             3,013    4,494    2,400
Income tax expense (benefit):
   Current                                                                               401       95      (21)
   Deferred                                                                              727     (543)    (601)
                                                                                     -------  -------  -------
Income tax expense (benefit)                                                           1,128     (448)    (622)
                                                                                     -------  -------  -------
Net income                                                                             1,885    4,942    3,022
Less:
Net income attributable to noncontrolling interests                                       --        1        7
                                                                                     -------  -------  -------
Net income attributable to AGL                                                       $ 1,885  $ 4,941  $ 3,015
                                                                                     =======  =======  =======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                                                     Years Ended December 31,
-                                                                                                    -----------------------
(in millions)                                                                                         2014     2013    2012
-------------                                                                                        ------  -------  ------
Net income                                                                                           $1,885  $ 4,942  $3,022
                                                                                                     ------  -------  ------
Other comprehensive income (loss), net of tax
   Change in unrealized appreciation of fixed maturity investments on which other-than-temporary
     credit impairments were taken                                                                       48      242     907
   Change in unrealized appreciation (depreciation) of all other investments                          3,866   (5,265)  2,128
   Adjustments to deferred policy acquisition costs, value of business acquired and deferred sales
     inducements                                                                                       (152)     542    (459)
   Change in insurance loss recognition                                                                (556)   1,325    (217)
   Change in foreign currency translation adjustments                                                   (11)      (6)     (2)
                                                                                                     ------  -------  ------
Other comprehensive income (loss)                                                                     3,195   (3,162)  2,357
                                                                                                     ------  -------  ------
Comprehensive income                                                                                  5,080    1,780   5,379
Comprehensive income attributable to noncontrolling interest                                             --        1       7
                                                                                                     ------  -------  ------
Comprehensive income attributable to AGL                                                             $5,080  $ 1,779  $5,372
                                                                                                     ======  =======  ======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF EQUITY

                                                                                           Total
                                                                 Retained    Accumulated    AGL
                                                    Additional   Earnings       Other      Share-     Non-
                                   Preferred Common  Paid-in   (Accumulated Comprehensive holder's controlling  Total
(in millions)                        Stock   Stock   Capital     Deficit)      Income      Equity   Interests   Equity
-------------                      --------- ------ ---------- ------------ ------------- -------- ----------- -------
Balance, January 1, 2012              $ 1     $ 6    $27,245     $(8,296)      $ 3,536    $22,492     $ 160    $22,652
                                      ---     ---    -------     -------       -------    -------     -----    -------
Net income attributable to AGL or
  other noncontrolling interests       --      --         --       3,015            --      3,015         7      3,022
Other comprehensive income             --      --         --          --         2,357      2,357        --      2,357
Return of capital                      --      --     (1,882)         --            --     (1,882)       --     (1,882)
Other                                  --      --         --          (2)           --         (2)       --         (2)
                                      ---     ---    -------     -------       -------    -------     -----    -------
Balance, December 31, 2012            $ 1     $ 6    $25,363     $(5,283)      $ 5,893    $25,980     $ 167    $26,147
                                      ===     ===    =======     =======       =======    =======     =====    =======
Net income attributable to AGL or
  other noncontrolling interests       --      --         --       4,941            --      4,941         1      4,942
Other comprehensive loss               --      --         --          --        (3,162)    (3,162)       --     (3,162)
Capital contributions from Parent      --      --        368          --            --        368        --        368
Return of capital                      --      --     (2,553)         --            --     (2,553)       --     (2,553)
Other                                  --      --        (15)          5            --        (10)       (4)       (14)
                                      ---     ---    -------     -------       -------    -------     -----    -------
Balance, December 31, 2013            $ 1     $ 6    $23,163     $  (337)      $ 2,731    $25,564     $ 164    $25,728
                                      ===     ===    =======     =======       =======    =======     =====    =======
Net income attributable to AGL or
  other noncontrolling interests       --      --         --       1,885            --      1,885        --      1,885
Dividends                              --      --         --      (1,548)           --     (1,548)       --     (1,548)
Other comprehensive income             --      --         --          --         3,195      3,195        --      3,195
Capital contributions from Parent      --      --         58          --            --         58        --         58
Return of capital                      --      --     (4,707)         --            --     (4,707)       --     (4,707)
Deconsolidation of VIEs                --      --         --          --            --         --      (167)      (167)
Other                                  --      --         --          --            --         --         3          3
                                      ---     ---    -------     -------       -------    -------     -----    -------
Balance, December 31, 2014            $ 1     $ 6    $18,514     $    --       $ 5,926    $24,447     $  --    $24,447
                                      ===     ===    =======     =======       =======    =======     =====    =======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                                   Years Ended December 31,
                                                                                                ------------------------------
(in millions)                                                                                     2014       2013       2012
-------------                                                                                   --------  ---------  ---------
                                                                                                           (Revised)  (Revised)
Cash flows from operating activities:
   Net income                                                                                   $  1,885  $   4,942  $   3,022
                                                                                                --------  ---------  ---------
   Adjustments to reconcile net income to net cash provided by operating activities:
       Interest credited to policyholder account balances                                          2,210      2,277      2,934
       Amortization of deferred policy acquisition costs and value of business acquired              623        535        665
       Depreciation and amortization                                                                  25        175        131
       Fees charged for policyholder contract deposits                                            (1,163)      (946)    (1,011)
       Net realized capital losses (gains)                                                            67     (2,017)      (671)
       Unrealized losses (gains) in earnings, net                                                   (280)       153        102
       Equity in income of partnerships and other invested assets                                   (476)      (124)      (314)
       Accretion of net premium/discount on investments                                             (760)      (631)      (774)
       Capitalized interest                                                                          (82)      (531)       (36)
       Provision for deferred income taxes                                                           727       (543)      (601)
   Changes in operating assets and liabilities:
       Accrued investment income                                                                      32         43         20
       Amounts due to/from related parties                                                           473        533       (125)
       Reinsurance assets                                                                             58         83         84
       Deferred policy acquisition costs                                                            (877)      (790)      (604)
       Deferred sales inducements                                                                    (13)       (23)        (5)
       Current income tax receivable/payable                                                         200         38       (499)
       Future policy benefits                                                                        746      1,548        922
       Other policyholders' funds                                                                    (67)       (21)       (19)
       Other, net                                                                                    165       (278)       340
                                                                                                --------  ---------  ---------
   Total adjustments                                                                               1,608       (519)       539
                                                                                                --------  ---------  ---------
Net cash provided by operating activities                                                          3,493      4,423      3,561
                                                                                                ========  =========  =========
Cash flows from investing activities:
Proceeds from (payments for)
   Sales or distribution of:
       Available for sale investments                                                              5,852     22,532     15,422
       Flight equipment                                                                               --         71          7
       Divested businesses, net                                                                       --         --         35
       Other investments, excluding short-term investments                                         1,320        655      2,167
   Redemption and maturities of fixed maturity securities available for sale                       7,833      9,093      6,043
   Principal payments received on sales and maturities of mortgage and other loans receivable      1,747      1,411      1,272
   Redemption and maturities of other investments, excluding short-term investments                  178        178        598
   Purchase of:
       Available for sale investments                                                            (13,290)   (30,112)   (19,464)
       Mortgage and other loans receivable                                                        (3,572)    (1,899)      (961)
       Flight equipment                                                                               --         (8)       (11)
       Acquired businesses, net                                                                       --         --        (48)
       Other investments, excluding short-term investments                                          (930)    (2,396)    (4,215)
   Net change in restricted cash                                                                    (213)      (111)        23
   Net change in short-term investments                                                            2,515        884     (1,580)
   Other, net                                                                                        (60)       (23)        31
                                                                                                --------  ---------  ---------
Net cash provided by (used in) investing activities                                                1,380        275       (681)
                                                                                                ========  =========  =========
Cash flows from financing activities:
   Policyholder contract deposits                                                                  9,524      7,334      5,011
   Policyholder contract withdrawals                                                              (7,006)    (9,018)    (7,402)
   Net exchanges to/from separate accounts                                                        (1,525)    (1,291)      (756)
   Change in repurchase agreements                                                                   225         --        857
   Repayment of notes payable                                                                         --       (259)      (202)
   Issuance of notes payable                                                                         494        230         --
   Federal Home Loan Bank borrowings                                                                  --        (28)        60
   Security deposits on flight equipment                                                              --        (58)       (12)
   Change in securities lending payable                                                           (2,514)     1,048      1,466
   Cash overdrafts                                                                                    21       (142)        67
   Dividends and return of capital paid to Parent Company, net of cash contributions              (4,017)    (2,532)    (1,882)
                                                                                                --------  ---------  ---------
Net cash used in financing activities                                                             (4,798)    (4,716)    (2,793)
                                                                                                ========  =========  =========
Net increase (decrease) in cash                                                                       75        (18)        87
Cash at beginning of year                                                                            202        220        133
                                                                                                --------  ---------  ---------
Cash at end of year                                                                             $    277  $     202  $     220
                                                                                                ========  =========  =========
Supplementary Disclosure of Consolidated Cash Flow Information
Cash paid during the period for:
   Interest                                                                                     $      7  $      32  $      25
   Taxes                                                                                             194        161        132
Non-cash activities:
   Sales inducements credited to policyholder contract deposits                                       20         39         66
   Non-cash dividends declared                                                                     2,238         --         --
   Non-cash contributions from Parent                                                                 58        348         --
                                                                                                ========  =========  =========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1. BASIS OF PRESENTATION

American General Life Insurance Company (AGL), including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). Unless the context indicates otherwise, the terms "AGL," "the Company," "we," "us" or "our" mean American General Life Insurance Company and its consolidated entities, and the term "AIG Parent" means American International Group, Inc. and not any of AIG Parent's consolidated subsidiaries.

We are a leading provider of individual term and universal life insurance solutions to middle-income and high net worth customers, as well as a leading provider of fixed and variable annuities. Our primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, private placement variable annuities, structured settlements, corporate- and bank-owned life insurance, terminal funding annuities, guaranteed investment contracts (GICs) and funding agreements, stable value wrap products and group benefits. We distribute our products through independent marketing organizations, independent and career insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants, and direct-to-consumer through AIG Direct. We also provide support services to certain affiliated insurance companies through our subsidiaries, AIG Enterprise Services LLC (AIGES) and SunAmerica Asset Management LLC (SAAMCo).

SAAMCo and its wholly owned distributor, AIG Capital Services, Inc. (AIGCS), and its wholly owned servicing agent, SunAmerica Fund Services, Inc. (SFS), represent our asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds and variable subaccounts offered within our variable annuity and variable universal life products, and by distributing retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

Our operations are influenced by many factors, including general economic conditions, financial condition of AIG, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of our insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. We are exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. We control our exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of our assets and liabilities, monitoring and limiting prepayments and extension risk in our portfolio, maintaining a large percentage of our portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk. We are also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect our exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP). All significant intercompany accounts and transactions have been eliminated. Certain prior period items have been reclassified to conform to the current period's presentation.

The consolidated financial statements include the accounts of the Company, our controlled subsidiaries (generally through a greater than 50 percent ownership of voting rights of a voting interest entity), and variable interest entities
(VIEs) for which we are the primary beneficiary. Equity investments in entities that we do not consolidate, including corporate entities in which we have significant influence, and partnership and partnership-like entities in which we have more than minor influence over operating and financial policies, are accounted for under the equity method unless we have elected the fair value option. Unless the context indicates otherwise, the terms "financial statements," "Balance Sheets," "Statements of Income," "Statements of Comprehensive Income," "Statements of Equity," "Statements of Cash Flows," "Notes to Financial Statements," "financial position," and "results of operations" refer to the applicable consolidated disclosure.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Presentation Changes

Policy fees related to features accounted for as embedded derivatives in variable annuity products, including guaranteed minimum withdrawal benefits and guaranteed minimum account value benefits, are included in the fair value measurement of embedded derivatives. Effective December 31, 2014, we reclassified fees related to these embedded derivatives to net realized capital gains, with no effect to the fair value measurement of the embedded derivatives, net income or shareholder's equity. Accordingly, a portion of prior period policy fees have been reclassified to net realized capital gains to conform to the current period presentation. See Note 11 for information on variable annuity guaranteed benefit features and Note 3 for discussion of the fair value measurement of embedded policy derivatives, including our policy on classification of fees.

The effect of the change in presentation of these policy fees on the prior period financial statements was as follows:

                                                                     As
                                                                 Previously Effect of      As
(in millions)                                                     Reported   Change   Reclassified
-------------                                                    ---------- --------- ------------
Statement of Income for the year ended December 31, 2013:
   Revenues:
       Policy fees                                                $ 1,924     $(158)    $ 1,766
       Other net realized capital gains (losses)                    1,934       158       2,092

Statement of Cash Flows for the year ended December 31,
  2013:
Cash flows from operating activities:
   Adjustments to reconcile net income to net cash provided
     by operating activities:
       Fees charged for policyholder contract deposits             (1,104)      158        (946)
       Net realized capital (gains) losses                         (1,859)     (158)     (2,017)

Statement of Income for the year ended December 31, 2012:
   Revenues:
       Policy fees                                                  1,963      (126)      1,837
       Other net realized capital gains (losses)                      842       126         968

Statement of Cash Flows for the year ended December 31,
  2012:
Cash flows from operating activities:
   Adjustments to reconcile net income to net cash provided
     by operating activities:
       Fees charged for policyholder contract deposits             (1,137)      126      (1,011)
       Net realized capital (gains) losses                           (545)     (126)       (671)

Out of Period Adjustments

In 2014, we recorded out of period adjustments to correct errors related to prior periods, which resulted in a $20 million decrease to pre-tax income and an $8 million decrease to net income and comprehensive income. The most significant pre-tax item was to reverse interest that had incorrectly been accrued in prior years on mortgage loans that are troubled debt restructurings. In 2013, we recorded out of period adjustments to correct errors related to prior periods, which resulted in a $63 million decrease to pre-tax income and a $167 million increase to net income and comprehensive income. In 2012, we recorded out of period adjustments which decreased pre-tax income by $109 million and decreased net income and comprehensive income by $83 million. We have evaluated the effect of the errors on prior years and on the respective years in which they were corrected, taking into account both qualitative and quantitative factors. Management believes these errors and their corrections are not material to any previously issued financial statements.

Revision of Prior Period Financial Statements

The Balance Sheet at December 31, 2013 and the Statements of Cash Flows for the years ended December 31, 2013 and 2012 have been revised to correct the classification of certain items that had been reported in cash and short-term investments. These revisions had no impact on total assets, total liabilities or shareholder's equity in the prior periods that were revised. We evaluated the impact of these items on the respective balance sheet line items and on the categories within the statement of cash flows. The reclassifications included:

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


   . Correction of the classification of cash held within consolidated VIEs from cash to restricted cash, which is reported within other assets;

   . Correction of the classification of certain collateral margin accounts related to derivative transactions from short-term investments to premiums and other receivables; and

   . Correction of the classification of certain accounts between cash and short-term investments to correctly reflect the nature of the related account as either a non-interest bearing depository account or an interest-bearing account.

After evaluating the quantitative and qualitative aspects of these corrections, the revisions were not considered to be material, individually or in aggregate, to the previously issued 2013 and 2012 financial statements. The net effects on the financial statements resulting from these revisions were as follows:

                                                                     As     Effect
                                                                 Previously   of     As
(in millions)                                                     Reported  Change Revised
-------------                                                    ---------- ------ -------
Balance Sheet at December 31, 2013:
   Short-term investments                                         $ 3,964   $ (68) $ 3,896
   Cash                                                               362    (160)     202
   Premiums and other receivables, net of allowance                   408      80      488
   Other assets                                                       933     148    1,081

Statement of Cash Flows for the year ended December 31, 2013:
   Cash flows from investing activities:
       Net change in restricted cash                                   37    (148)    (111)
       Net change in short-term investments                           819      65      884
       Other, net                                                     (51)     28      (23)
       Net cash provided by (used in) investing activities            330     (55)     275

   Net increase (decrease) in cash                                     37     (55)     (18)
   Cash at beginning of year                                          325    (105)     220
   Cash at end of year                                                362    (160)     202

Statement of Cash Flows for the year ended December 31, 2012:
   Cash flows from investing activities:
       Net change in short-term investments                        (1,583)      3   (1,580)
       Other, net                                                     (21)     52       31
       Net cash provided by (used in) investing activities           (736)     55     (681)

   Net increase (decrease) in cash                                     32      55       87
   Cash at beginning of year                                          293    (160)     133
   Cash at end of year                                                325    (105)     220

Use of Estimates

The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. Accounting policies that we believe are most dependent on the application of estimates and assumptions are considered our critical accounting estimates and are related to the determination of:

..   income tax assets and liabilities, including recoverability of our net deferred tax asset and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset;

..   valuation of future policy benefit liabilities and timing and extent of loss recognition;

..   valuation of liabilities for guaranteed benefit features of variable annuity products;

..   recoverability of assets, including deferred policy acquisition costs (DAC)
    and reinsurance;

..   estimated gross profits (EGP) to value DAC for investment-oriented products;

..   impairment charges, including other-than-temporary impairments on available for sale securities; and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


..   fair value measurements of certain financial assets and liabilities.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, our financial condition, results of operations and cash flows could be materially affected.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following table identifies our significant accounting policies presented in other Notes to these Financial Statements, with a reference to the Note where a detailed description can be found:

Note 4.   Investments

             .   Fixed maturity and equity securities

             .   Other invested assets

             .   Short-term investments

             .   Net investment income

             .   Net realized capital gains (losses)

             .   Other-than-temporary impairments

Note 5.   Lending Activities

             .   Mortgage and other loans receivable - net of allowance

Note 6.   Reinsurance

             .   Reinsurance assets, net of allowance

Note 7.   Derivatives and Hedge Accounting

             .   Derivative assets and liabilities, at fair value

Note 8.   Deferred Policy Acquisition Costs

             .   Deferred policy acquisition costs

             .   Amortization of deferred policy acquisition costs

             .   Deferred sales inducements

Note 10.  Insurance Liabilities

             .   Future policy benefits

             .   Policyholder contract deposits

             .   Other policyholder funds

Note 11.  Variable Life and Annuity Contracts

Note 12.  Debt

             .   Long-term debt

Note 13.  Commitments and contingencies

             .   Legal contingencies

Note 16.  Income Taxes

Other significant accounting policies

Premiums for long-duration life insurance products and life contingent annuities are recognized as revenues when due. Estimates for premiums due but not yet collected are accrued. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross premium received and the net premium is deferred and recognized in policyholder benefits in the Statements of Income.

Premiums on accident and health policies are earned primarily on a pro rata basis over the term of the related coverage. The reserves for unearned premiums includes the portion of premiums written relating to the unexpired terms of coverage.

Reinsurance premiums ceded are recognized as a reduction in revenues over the period the reinsurance coverage is provided in proportion to the risks to which the premiums relate.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Policy fees represent fees recognized from universal life and investment-type products consisting of policy charges for cost of insurance, policy administration charges, surrender charges and amortization of unearned revenue reserves.

Other income primarily includes advisory fees and commissions from the broker dealer business and income from legal settlements. Aircraft leasing revenue from flight equipment under operating lease was recognized over the life of the leases as rental payments became receivable under the provision of the lease or, in case of leases with varying payments, under the straight-line method over the non-cancelable terms of the lease. In certain cases, leases provided for certain payments contingent on usage. In those cases, rental revenue was recognized at the time such usage occurred, net of estimated contractual aircraft maintenance reimbursements. Gains on sales of flight equipment were recognized when flight equipment was sold and the risk of ownership of the equipment passed to the new owner.

Cash represents cash on hand and non-interest bearing demand deposits.

Other assets consist of prepaid expenses, deposits, other deferred charges, real estate, other fixed assets, capitalized software costs and restricted cash.

We offer sales inducements, which include enhanced crediting rates or bonus payments to contract holders (bonus interest) on certain annuity and investment contract products. Sales inducements provided to the contract holder are recognized as part of the liability for policyholder contract deposits on the Balance Sheets. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception, and we must demonstrate that such amounts are incremental to amounts we credit on similar contracts without bonus interest, and are higher than the contracts expected ongoing crediting rates for periods after the bonus period. The amortization expense associated with these assets is reported within interest credited to policyholder account balances in the Statements of Income.

See Note 8 for additional information on deferred sales inducements.

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise from any of our other businesses. The liabilities for these accounts are equal to the account assets. Separate accounts may also include deposits for funds held under stable value wrap funding agreements, although the majority of stable value wrap sales are measured based on the notional amount included in assets under management and do not include the receipt of funds.

For additional discussion of separate accounts, see Note 11.

Other liabilities include other funds on deposit, other payables, and securities sold under agreements to repurchase.

Accounting Standards Adopted During 2014

Presentation of Unrecognized Tax Benefits

In July 2013, the FASB issued an accounting standard that requires a liability related to unrecognized tax benefits to be presented as a reduction to the related deferred tax asset for a net operating loss carryforward or a tax credit carryforward. When the carryforwards are not available at the reporting date under the tax law of the applicable jurisdiction or the tax law of the applicable jurisdiction does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented in the financial statements as a liability and will not be combined with the related deferred tax asset.

We adopted the standard on its required effective date of January 1, 2014 on a prospective basis. The adoption of this standard had no material effect on our consolidated financial condition, results of operations or cash flows.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Future Application of Accounting Standards

Accounting for Investments in Qualified Affordable Housing Projects

In January 2014, the FASB issued an accounting standard that revises the accounting and expands the disclosure requirements for investments in qualified affordable housing projects. The standard is effective for annual periods beginning after December 15, 2014, but early adoption is permitted. We plan to adopt the standard prospectively on its required effective date of January 1, 2015 and do not expect adoption of the standard to have a material effect on our financial condition, results of operations or cash flows.

Revenue Recognition

In May 2014, the FASB issued an accounting standard that supersedes most existing revenue recognition guidance. The new standard excludes from its scope the accounting for insurance contracts, leases, financial instruments, and other agreements that are governed under other GAAP guidance, but affects the revenue recognition for certain of our other activities.

The standard is effective for interim and annual reporting periods beginning after December 15, 2016 and may be applied retrospectively or through a cumulative effect adjustment to retained earnings at the date of adoption. Early adoption is not permitted. We plan to adopt the standard with an effective date of January 1, 2018, which reflects proposed one-year deferral by the FASB and are assessing the impact of the standard on our financial condition, results of operations and cash flows.

Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity

In August 2014, the FASB issued an accounting standard that allows a reporting entity to measure the financial assets and financial liabilities of a qualifying consolidated collateralized financing entity using the fair value of either its financial assets or financial liabilities, whichever is more observable.

The standard is effective for interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted. The standard may be applied retrospectively to all relevant prior periods presented starting with January 1, 2010 or through a cumulative effect adjustment to retained earnings at the date of adoption. We plan to adopt the standard on its required effective date of January 1, 2016 and do not expect the adoption of the standard to have a material effect on our financial condition, results of operations or cash flows.

Consolidation: Amendments to the Consolidation Analysis

In February 2015, the FASB issued an accounting standard that affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. Specifically, the amendments modify the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities; eliminate the presumption that a general partner should consolidate a limited partnership; affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

The standard is effective for interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. The standard may be applied retrospectively or through a cumulative effect adjustment to retained earnings as of the beginning of the year of adoption. We plan to adopt the standard on its required effective date of January 1, 2016 and are assessing the impact of the standard on our financial condition, results of operations and cash flows.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


3. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

We carry certain financial instruments at fair value. We define the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We are responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. We maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value in the Balance Sheets are measured and classified in accordance with a fair value hierarchy consisting of three levels based on the observability of valuation inputs:

..   Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. We do not adjust the quoted price for such instruments.

..   Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

..   Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels discussed above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

Valuation Methodologies of Financial Instruments Measured at Fair Value

Incorporation of Credit Risk in Fair Value Measurements

..   Our Own Credit Risk. Fair value measurements for certain freestanding derivatives incorporate our own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to us at the balance sheet date by reference to observable AIG credit default swap (CDS) or cash bond spreads. A derivative counterparty's net credit exposure to us is determined based on master netting agreements, when applicable, which

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

    take into consideration all derivative positions with us, as well as collateral we posted with the counterparty at the balance sheet date. We calculate the effect of these credit spread changes using discounted cash flow techniques that incorporate current market interest rates.

..   Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for us to protect against our net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. Our net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

The cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid-market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to us by an independent third party. We utilize an interest rate based on the benchmark London Inter-Bank Offered Rate (LIBOR) curve to derive our discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, management believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value. Market price data is generally obtained from dealer markets.

We employ independent third-party valuation service providers to gather, analyze, and interpret market information to derive fair value estimates for individual investments based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation services are reviewed and understood by management, through periodic discussion with, and information provided by, the valuation services. In addition, as discussed further below, control processes are applied to the fair values received from third-party valuation services to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions of comparable securities, benchmark yields, interest rate yield curves, credit spreads, currency rates, quoted prices for similar securities and other market-observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

We have control processes designed to ensure that the fair values received from third party valuation services are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. We assess the reasonableness of individual security values received from valuation service providers through various analytical techniques, and have procedures to escalate related questions internally and to the third party valuation services for

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

resolution. To assess the degree of pricing consensus among various valuation services for specific asset types, we have conducted comparisons of prices received from available sources. We have used these comparisons to establish a hierarchy for the fair values received from third party valuations services to be used for particular security classes. We also validate prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

When our third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing widely accepted valuation models. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from third party valuation services, including management reviews. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and non-transferability, and such adjustments generally are based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of comparable securities, adjusted for illiquidity and structure. Fair values determined internally are also subject to management review in order to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities including residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized debt obligations (CDO), other asset-backed securities (ABS) and fixed maturity securities issued by government sponsored entities and corporate entities.

Equity Securities Traded in Active Markets

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchange or dealer markets.

Other Invested Assets

We initially estimate the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, we generally obtain the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. We consider observable market data and perform certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement. The fair values of other investments carried at fair value, such as direct private equity holdings, are initially determined based on transaction price and are subsequently estimated based on available evidence such as market transactions in similar instruments, other financing transactions of the issuer and other available financial information for the issuer, with adjustments made to reflect illiquidity as appropriate.

Short-term Investments

For short-term investments that are measured at fair value, the carrying values of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over-the-counter (OTC). We generally value exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. We generally use similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. We will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, independent third-party valuation service providers and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Policy Derivatives

Certain variable annuity and equity index annuity and life contracts contain embedded policy derivatives that we bifurcate from the host contracts and account for separately at fair value, with changes in fair value recognized in earnings. These embedded derivatives are classified within policyholder contract deposits. We have concluded these contracts contain (i) written option guarantees on minimum accumulation value, (ii) a series of written options that guarantee withdrawals from the highest anniversary value within a specific period or for life, or (iii) equity-indexed written options that meet the criteria of derivatives that must be bifurcated.

The fair value of embedded policy derivatives contained in certain variable annuity and equity index annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on our historical experience.

With respect to embedded policy derivatives in our variable annuity contracts, because of the dynamic and complex nature of the expected cash flows, risk-neutral valuations are used. Estimating the underlying cash flows for these products involves judgments regarding expected market rates of return, market volatility, correlations of market variables to funds, fund performance, discount rates and policyholder behavior. The portion of fees attributable to the fair value of expected benefit payments are included within the fair value measurement of these embedded policy derivatives and related fees are classified in net realized gains (losses) as collected, consistent with other changes in the fair value of these embedded policy derivatives. Any additional fees not attributed to the embedded derivative are excluded from the fair value measurement and classified in policy fees as collected.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

With respect to embedded policy derivatives in our equity index annuity and life contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and determinations on adjusting the participation rate and the cap on equity-indexed credited rates in light of market conditions and policyholder behavior assumptions. These methodologies incorporate an explicit risk margin to take into consideration market participant estimates of projected cash flows and policyholder behavior.

We also incorporate our own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity and equity index annuity and life contracts. Expected cash flows are discounted using the interest rate swap curve (swap curve), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a non-complex swap against the floating rate (for example, LIBOR) leg of a related tenor. The non-performance risk adjustment reflects a market participant's view of our claims-paying ability by incorporating an additional spread to the swap curve used to value embedded policy derivatives.

Notes Payable

Certain VIEs that we consolidate have each elected the fair value option for a tranche of their structured securities (the Class X notes), which are included in notes payable - to affiliates, net. The fair value of the Class X notes is determined using a mark-to-model approach, discounting cash flows produced by an internally validated model. Cash flows are discounted based on current market spreads for U.S. collateralized loan obligations (CLOs), adjusted for structural specific attributes. The market spreads for U.S. CLOs include a spread premium to compensate for the complexity and perceived illiquidity of the Class X notes. The spread premium was derived on the respective issuance dates of the Class X notes, with reference to the issuance spread on tranches of structured securities issued by the same entities that were purchased by independent, non-affiliated third parties.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about assets and liabilities measured at fair value on a recurring basis, and indicates the level of the fair value measurement based on the observability of the inputs used:

December 31, 2014                                                                Counterparty    Cash
(in millions)                                            Level 1 Level 2 Level 3 Netting/(a)/ Collateral   Total
-------------                                            ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities     $    -- $   395 $    --    $  --       $  --    $    395
   Obligations of states, municipalities and political
     subdivisions                                             --   2,068     951       --          --       3,019
   Non-U.S. governments                                       --   2,887      --       --          --       2,887
   Corporate debt                                             --  69,416     959       --          --      70,375
   RMBS                                                       --   8,218   7,240       --          --      15,458
   CMBS                                                       --   3,411   1,294       --          --       4,705
   CDO/ABS                                                    --   2,329   3,575       --          --       5,904
                                                         ------- ------- -------    -----       -----    --------
Total bonds available for sale                                --  88,724  14,019       --          --     102,743
                                                         ------- ------- -------    -----       -----    --------
Other bond securities:
   U.S. government and government sponsored entities          --   1,135      --       --          --       1,135
   RMBS                                                       --     109     275       --          --         384
   CMBS                                                       --     105      48       --          --         153
   CDO/ABS                                                    --      31   1,231       --          --       1,262
                                                         ------- ------- -------    -----       -----    --------
Total other bond securities                                   --   1,380   1,554       --          --       2,934
                                                         ------- ------- -------    -----       -----    --------
Equity securities available for sale:
   Common stock                                                4       2       1       --          --           7
   Preferred stock                                            19      --      --       --          --          19
                                                         ------- ------- -------    -----       -----    --------
Total equity securities available for sale                    23       2       1       --          --          26
                                                         ------- ------- -------    -----       -----    --------
Other invested assets/(b)/                                     2   1,372   1,802       --          --       3,176
Short-term investments/(c)/                                  298     260      --       --          --         558
Investment in AIG                                              6      --      --       --          --           6
Derivative assets:
   Interest rate contracts                                     2     568      --       --          --         570
   Foreign exchange contracts/(d)/                            --     523      --       --          --         523
   Equity contracts                                           53       4      51       --          --         108
   Other contracts                                            --      --      13       --          --          13
   Counterparty netting and cash collateral                   --      --      --     (198)       (287)       (485)
                                                         ------- ------- -------    -----       -----    --------
Total derivative assets                                       55   1,095      64     (198)       (287)        729
                                                         ------- ------- -------    -----       -----    --------
Separate account assets                                   38,369   2,258      --       --          --      40,627
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $38,753 $95,091 $17,440    $(198)      $(287)   $150,799
                                                         ======= ======= =======    =====       =====    ========
Liabilities:
Policyholder contract deposits/(e)/                      $    -- $   125 $ 1,216    $  --       $  --    $  1,341
Notes payable - to affiliates, net                            --      --     291       --          --         291
Derivative liabilities:
   Interest rate contracts                                    --     224      --       --          --         224
   Foreign exchange contracts                                 --     439      --       --          --         439
   Other contracts                                            --      --       7       --          --           7
   Counterparty netting and cash collateral                   --      --      --     (198)        (14)       (212)
                                                         ------- ------- -------    -----       -----    --------
Total derivative liabilities                                  --     663       7     (198)        (14)        458
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $    -- $   788 $ 1,514    $(198)      $ (14)   $  2,090
                                                         ======= ======= =======    =====       =====    ========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2013                                                          Counterparty    Cash
(in millions)                                      Level 1 Level 2 Level 3 Netting/(a)/ Collateral   Total
-----------------                                  ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored
     entities                                      $    -- $   374 $    --    $  --       $  --    $    374
   Obligations of states, municipalities and
     political subdivisions                             --   1,575     754       --          --       2,329
   Non-U.S. governments                                 --   2,347      --       --          --       2,347
   Corporate debt                                       --  68,335     724       --          --      69,059
   RMBS                                                 --   8,338   6,587       --          --      14,925
   CMBS                                                 --   1,668   2,448       --          --       4,116
   CDO/ABS                                              --   1,593   3,405       --          --       4,998
                                                   ------- ------- -------    -----       -----    --------
Total bonds available for sale                          --  84,230  13,918       --          --      98,148
                                                   ------- ------- -------    -----       -----    --------
Other bond securities:
   U.S. government and government sponsored
     entities                                           --     903      --       --          --         903
   RMBS                                                 --     119     213       --          --         332
   CMBS                                                 --      30     126       --          --         156
   CDO/ABS                                              --      30   1,031       --          --       1,061
                                                   ------- ------- -------    -----       -----    --------
Total other bond securities                             --   1,082   1,370       --          --       2,452
                                                   ------- ------- -------    -----       -----    --------
Equity securities available for sale:
   Common stock                                          7      --      --       --          --           7
   Preferred stock                                      --      22      --       --          --          22
                                                   ------- ------- -------    -----       -----    --------
Total equity securities available for sale               7      22      --       --          --          29
                                                   ------- ------- -------    -----       -----    --------
Other common and preferred stock                       538      --      --       --          --         538
Other invested assets/(b)/                               1     917   2,305       --          --       3,223
Short-term investments/(c)/                            215   2,520      --       --          --       2,735
Investment in AIG                                        5      --      --       --          --           5
Derivative assets:
   Interest rate contracts                               9     768      19       --          --         796
   Equity contracts                                    107      33      47       --          --         187
   Other contracts                                      --      --      10       --          --          10
   Counterparty netting and cash collateral             --      --      --     (108)       (378)       (486)
                                                   ------- ------- -------    -----       -----    --------
Total derivative assets                                116     801      76     (108)       (378)        507
                                                   ------- ------- -------    -----       -----    --------
Separate account assets                             34,018   1,683      --       --          --      35,701
                                                   ------- ------- -------    -----       -----    --------
Total                                              $34,900 $91,255 $17,669    $(108)      $(378)   $143,338
                                                   ======= ======= =======    =====       =====    ========
Liabilities:
Policyholder contract deposits/(e)/                $    -- $   120 $   247    $  --       $  --    $    367
Notes payable - to affiliates, net                      --      --     211       --          --         211
Derivative liabilities:
   Interest rate contracts                              --     652      13       --          --         665
   Counterparty netting and cash collateral             --      --      --     (108)        (23)       (131)
                                                   ------- ------- -------    -----       -----    --------
Total derivative liabilities                            --     652      13     (108)        (23)        534
                                                   ------- ------- -------    -----       -----    --------
Total                                              $    -- $   772 $   471    $(108)      $ (23)   $  1,112
                                                   ======= ======= =======    =====       =====    ========

(a)Represents netting of derivative exposures covered by qualifying master netting agreements.
(b)Amounts exclude other invested assets not carried at fair value on a recurring basis.
(c)Amounts exclude short-term investments that are carried at cost.
(d)In 2014, we reclassified cross-currency swaps from interest rate contracts to foreign exchange contracts. This change was applied prospectively.
(e)Amounts presented for policyholder contract deposits in the tables exclude those not measured at fair value on a recurring basis.

At December 31, 2014 and 2013, Level 3 assets were 9.8 percent and 10.3 percent of total assets, respectively, and Level 3 liabilities were 1.0 percent and 0.3 percent of total liabilities, respectively.

Transfers of Level 1 and Level 2 Assets and Liabilities

Our policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. In 2014, we transferred $13 million of preferred stock from Level 2 to Level 1. In 2013, we transferred $93 million of securities issued by the U.S. government and government-sponsored entities from Level 1 to Level 2. We had no significant transfers from Level 1 to Level 2 during 2014 and from Level 2 to Level 1 during 2013.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during 2014 and 2013 in Level 3 assets (liabilities) measured at fair value on a recurring basis, and the realized and unrealized gains (losses) related to the Level 3 assets (liabilities) in the Balance Sheets at December 31, 2014 and 2013:

                                                                                                            Changes in
                                                                                                            Unrealized
                                            Net                                                                Gains
                                          Realized                                                           (Losses)
                                            and                    Purchases,                               Included in
                                         Unrealized                  Sales,                                  Income on
                                 Fair      Gains                   Issuances                         Fair   Instruments
                                 Value    (Losses)      Other         and        Gross     Gross    Value     Held at
                               Beginning  Included  Comprehensive Settlements, Transfers Transfers  End of    End of
(in millions)                   of Year  in Income  Income (Loss)     Net         In        Out      Year      Year
-------------                  --------- ---------- ------------- ------------ --------- --------- -------  -----------
December 31, 2014
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and
     political subdivisions     $   754    $  (1)       $ 171        $  183     $   --    $  (156) $   951     $ --
   Corporate debt                   724        3           35          (236)       720       (287)     959       --
   RMBS                           6,587      422           78           197         11        (55)   7,240       --
   CMBS                           2,448       94           63           (69)        31     (1,273)   1,294       --
   CDO/ABS                        3,405       79           (2)          602        998     (1,507)   3,575       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total bonds available for sale   13,918      597          345           677      1,760     (3,278)  14,019       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Other bond securities:
   RMBS                             213       15           --            47         --         --      275       11
   CMBS                             126       (2)          --            (1)        --        (75)      48        1
   CDO/ABS                        1,031       56           --           144         --         --    1,231       29
                                -------    -----        -----        ------     ------    -------  -------     ----
Total other bond securities       1,370       69           --           190         --        (75)   1,554       41
                                -------    -----        -----        ------     ------    -------  -------     ----
Equity securities available
  for sale:
   Common stock                      --       --           --            --          1         --        1       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total equity securities
  available for sale                 --       --           --            --          1         --        1       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Other invested assets             2,305       25          (36)         (132)        49       (409)   1,802       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total                           $17,593    $ 691        $ 309        $  735     $1,810    $(3,762) $17,376     $ 41
                                =======    =====        =====        ======     ======    =======  =======     ====
Liabilities:
Policyholder contract deposits  $  (247)   $(946)       $  --        $  (23)    $   --    $    --  $(1,216)    $ --
Notes payable - to
  affiliates, net                  (211)     (13)          --           (67)        --         --     (291)      --
Derivative assets
  (liabilities), net:
   Interest rate contracts            6        1           --            (7)        --         --       --       --
   Equity contracts                  47       14           --           (10)        --         --       51        9
   Other contracts                   10       58           --           (62)        --         --        6       56
                                -------    -----        -----        ------     ------    -------  -------     ----
Total                           $  (395)   $(886)       $  --        $ (169)    $   --    $    --  $(1,450)    $ 65
                                =======    =====        =====        ======     ======    =======  =======     ====
December 31, 2013
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and
     political subdivisions     $   633    $  11        $(123)       $  280     $   --    $   (47) $   754     $ --
   Corporate debt                 1,058        2            2          (321)       266       (283)     724       --
   RMBS                           4,957      355          258           997         20         --    6,587       --
   CMBS                           2,205       89          (21)          125         50         --    2,448       --
   CDO/ABS                        2,654       86           32           365        569       (301)   3,405       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total bonds available for sale   11,507      543          148         1,446        905       (631)  13,918       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Other bond securities:
   RMBS                             127       10           --            76         --         --      213       14
   CMBS                              41       (1)          --            86         --         --      126        3
   CDO/ABS                          113       68           --           850         --         --    1,031       48
                                -------    -----        -----        ------     ------    -------  -------     ----
Total other bond securities         281       77           --         1,012         --         --    1,370       65
                                -------    -----        -----        ------     ------    -------  -------     ----
Equity securities available
  for sale:
   Common stock                       9       --           --            (9)        --         --       --       --
   Preferred stock                   26       --            2           (28)        --         --       --       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total equity securities
  available for sale                 35       --            2           (37)        --         --       --       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Other invested assets             1,905      101           50           107        268       (126)   2,305       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total                           $13,728    $ 721        $ 200        $2,528     $1,173    $  (757) $17,593     $ 65
                                =======    =====        =====        ======     ======    =======  =======     ====
Liabilities:
Policyholder contract deposits  $(1,040)   $ 609        $  (1)       $  185     $   --    $    --  $  (247)    $ --
Notes payable - to
  affiliates, net                    --      (12)           9          (208)        --         --     (211)     (12)
Derivative assets
  (liabilities), net:
   Interest rate contracts           (2)       7           --             1         --         --        6       --
   Equity contracts                  21       33           --            (7)        --         --       47       --
   Other contracts                    2       39           --           (31)        --         --       10       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total                           $(1,019)   $ 676        $   8        $  (60)    $   --    $    --  $  (395)    $(12)
                                =======    =====        =====        ======     ======    =======  =======     ====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Net realized and unrealized gains and losses included in income related to Level 3 assets and liabilities shown above were reported in the Statements of Income as follows:

                                                            Net
                                                          Realized
                                                  Net     Capital
                                        Policy Investment  Gains   Other
(in millions)                            Fees    Income   (Losses) Income Total
-------------                           ------ ---------- -------- ------ -----
December 31, 2014
   Bonds available for sale              $--      $610     $ (13)   $ --  $ 597
   Other bond securities                  --        69        --      --     69
   Other invested assets                  --        37       (12)     --     25
   Policyholder contract deposits         --        --      (946)     --   (946)
   Notes payable - to affiliates, net     --        --        --     (13)   (13)
   Derivative assets/liabilities, net     62        --        10      --     72
                                         ---      ----     -----    ----  -----
December 31, 2013
   Bonds available for sale              $--      $491     $  52    $ --  $ 543
   Other bond securities                  --        77        --      --     77
   Other invested assets                  --       122       (21)     --    101
   Policyholder contract deposits         --        --       617      --    617
   Notes payable - to affiliates, net     --        --        --     (12)   (12)
   Derivative assets/liabilities, net     --        39        40      --     79

The following table presents the gross components of purchases, sales, issues and settlements, net, shown above:

                                                                                                              Purchases,
                                                                                                                Sales,
                                                                                                              Issuances
                                                                                                                 and
                                                                                                             Settlements,
(in millions)                                                         Purchases Sales  Issuances Settlements     Net
-------------                                                         --------- -----  --------- ----------- ------------
December 31, 2014
Assets:
Bonds available for sale:
   Obligations of states, municipalities and political subdivisions    $  189   $  (4)   $ --      $    (2)     $ 183
   Corporate debt                                                          53      (3)     --         (286)      (236)
   RMBS                                                                 1,350    (105)     --       (1,048)       197
   CMBS                                                                   146    (100)     --         (115)       (69)
   CDO/ABS                                                              1,709     (38)     --       (1,069)       602
                                                                       ------   -----    ----      -------      -----
Total bonds available for sale                                          3,447    (250)     --       (2,520)       677
                                                                       ------   -----    ----      -------      -----
Other bond securities:
   RMBS                                                                    66      --      --          (19)        47
   CMBS                                                                    --      (5)     --            4         (1)
   CDO/ABS                                                                 --      --      --          144        144
                                                                       ------   -----    ----      -------      -----
Total other bond securities                                                66      (5)     --          129        190
                                                                       ------   -----    ----      -------      -----
Other invested assets                                                     242      --      --         (374)      (132)
                                                                       ------   -----    ----      -------      -----
Total assets                                                           $3,755   $(255)   $ --      $(2,765)     $ 735
                                                                       ======   =====    ====      =======      =====
Liabilities:
Policyholder contract deposits                                         $   --   $(145)   $ --      $   122      $ (23)
Notes payable - to affiliates, net                                         --      --     (67)          --        (67)
Derivative liabilities, net:
   Interest rate contracts                                                 --      --      --           (7)        (7)
   Equity contracts                                                        --      --      --          (10)       (10)
   Other contracts                                                         --      --      --          (62)       (62)
                                                                       ------   -----    ----      -------      -----
Total liabilities                                                      $   --   $(145)   $(67)     $    43      $(169)
                                                                       ======   =====    ====      =======      =====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                                                              Purchases,
                                                                                                                Sales,
                                                                                                              Issuances
                                                                                                                 and
                                                                                                             Settlements,
(in millions)                                                         Purchases Sales  Issuances Settlements     Net
-------------                                                         --------- -----  --------- ----------- ------------
December 31, 2013
Assets:
Bonds available for sale:
   U.S government and government
   Obligations of states, municipalities and political subdivisions    $  402   $(122)   $  --     $    --      $  280
   Corporate debt                                                         139      --       --        (460)       (321)
   RMBS                                                                 2,123    (167)      --        (959)        997
   CMBS                                                                   495    (203)      --        (167)        125
   CDO/ABS                                                              1,310    (121)      --        (824)        365
                                                                       ------   -----    -----     -------      ------
Total bonds available for sale                                          4,469    (613)      --      (2,410)      1,446
                                                                       ------   -----    -----     -------      ------
Other bond securities:
   RMBS                                                                   110      --       --         (34)         76
   CMBS                                                                    98      (8)      --          (4)         86
   CDO/ABS                                                                962      --       --        (112)        850
                                                                       ------   -----    -----     -------      ------
Total other bond securities                                             1,170      (8)      --        (150)      1,012
                                                                       ------   -----    -----     -------      ------
Equity securities available for sale:
   Common stock                                                            --      --       --          (9)         (9)
   Preferred stock                                                         --      --       --         (28)        (28)
                                                                       ------   -----    -----     -------      ------
Total equity securities available for sale                                 --      --       --         (37)        (37)
                                                                       ------   -----    -----     -------      ------
Other invested assets                                                     318      --       --        (211)        107
Derivative assets:
                                                                       ------   -----    -----     -------      ------
Total assets                                                           $5,957   $(621)   $  --     $(2,808)     $2,528
                                                                       ======   =====    =====     =======      ======
Liabilities:
Policyholder contract deposits                                         $   --   $ (25)   $  --     $   210      $  185
Notes payable - to affiliates, net                                         --      --     (208)         --        (208)
Derivative liabilities, net:
   Interest rate contracts                                                 --      --       --           1           1
   Equity contracts                                                        10      --       --         (17)         (7)
   Other contracts                                                         --      --       --         (31)        (31)
                                                                       ------   -----    -----     -------      ------
Total liabilities                                                      $   10   $ (25)   $(208)    $   163      $  (60)
                                                                       ======   =====    =====     =======      ======

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2014 and 2013 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long-dated volatilities) inputs.

Transfers of Level 3 Assets and Liabilities

We record transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value.

During 2014 and 2013, transfers into Level 3 assets primarily included certain investments in private placement corporate debt, RMBS, CMBS, CDO/ABS, and investments in hedge funds and private equity funds.

..   The transfers of investments in RMBS, CMBS and CDO and certain ABS into
    Level 3 assets were due to decreases in market transparency and liquidity for individual security types.

..   Transfers of private placement corporate debt and certain ABS into Level 3 assets were primarily the result of limited market pricing information that required us to determine fair value for these securities based on inputs that are adjusted to better reflect our own assumptions regarding the characteristics of a specific security or associated market liquidity.

..   Certain investments in hedge funds were transferred into Level 3 as a result of limited market activity due to fund-imposed redemption restrictions.

..   Certain private equity fund investments were transferred into Level 3 due to these investments being carried at fair value and no longer being accounted for using the equity method of accounting.

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data. This may be due to a significant increase in market activity for the asset, a specific event, one

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

or more significant input(s) becoming observable or a long-term interest rate significant to a valuation becoming short-term and thus observable. In addition, transfers out of Level 3 assets also occur when investments are no longer carried at fair value as the result of a change in the applicable accounting methodology, given changes in the nature and extent of our ownership interest.

During 2014 and 2013, transfers out of Level 3 assets primarily related to certain investments in municipal securities, private placement corporate debt, CMBS, CDO/ABS and investments in hedge funds.

..   Transfers of certain investments in municipal securities, CMBS and CDO/ABS out of Level 3 assets were based on consideration of market liquidity as well as related transparency of pricing and associated observable inputs for these investments.

..   Transfers of certain investments in private placement corporate debt and certain ABS out of Level 3 assets were primarily the result of using observable pricing information that reflects the fair value of those securities without the need for adjustment based on our own assumptions regarding the characteristics of a specific security or the current liquidity in the market.

..   The removal or easing of fund-imposed redemption restrictions, as well as certain fund investments becoming subject to the equity method of accounting, resulted in the transfer of certain hedge fund and private equity investments out of Level 3 assets.

There were no significant transfers of derivative or other liabilities into or out of Level 3 during 2014 or 2013.

Quantitative Information about Level 3 Fair Value Measurements

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments (primarily CDO/ABS) may not be reasonably available to us, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

                          Fair Value at
                          December 31,
(in millions)                 2014       Valuation Technique      Unobservable Input/(a)/     Range (Weighted Average )/(a)/
-------------             ------------- ---------------------- ------------------------------ -----------------------------
Assets:
Corporate debt               $  923     Discounted cash flow                           Yield       3.96% - 4.61% (4.28%)
RMBS                          7,295     Discounted cash flow   Constant prepayment rate/(b)/       0.64% - 9.69% (5.16%)
                                                                          Loss severity/(b)/    47.82% - 79.71% (63.77%)
                                                                  Constant default rate/(b)/       4.06% - 9.86% (6.96%)
                                                                                  Yield/(b)/       3.22% - 6.46% (4.84%)
CMBS                          1,280     Discounted cash flow                      Yield/(b)/       0.13% - 9.61% (4.87%)
CDO/ABS                       1,151     Discounted cash flow                           Yield       2.61% - 4.09% (3.35%)
-----------------------------------------------------------------------------------------------------------------------------
Liabilities:
Policyholder contract
  deposits:
   GMWB                      $  696     Discounted cash flows      Equity implied volatility              6.00% - 39.00%
                                                                             Base lapse rate              1.00% - 40.00%
                                                                          Dynamic lapse rate              0.20% - 60.00%
                                                                              Mortality rate              0.10% - 35.00%
                                                                            Utilization rate              0.50% - 30.00%
   Index annuities              250     Discounted cash flows                 Mortality rate              0.10% - 35.00%
                                                                                  Lapse rate              1.00% - 40.00%
   Index life                   255     Discounted cash flows      Equity implied volatility             10.00% - 25.00%
                                                                             Base lapse rate              2.00% - 19.00%
                                                                              Mortality rate              0.00% - 20.00%
-----------------------------------------------------------------------------------------------------------------------------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                       Fair Value at
                       December 31,
(in millions)              2013       Valuation Technique      Unobservable Input/(a)/     Range (Weighted Average )/(a)/
-------------          ------------- ---------------------- ------------------------------ -----------------------------
Assets:
Corporate debt            $  360     Discounted cash flow                           Yield       3.48% - 9.44 (6.46%)
RMBS                       6,170     Discounted cash flow   Constant prepayment rate/(b)/     0.00% - 11.10% (5.37%)
                                                                       Loss severity/(b)/     44.40% 80.07% (62.24%)
                                                               Constant default rate/(b)/     4.26% - 12.00% (8.13%)
                                                                               Yield/(b)/      2.89% - 7.55% (5.22%)
CMBS                       2,396     Discounted cash flow                      Yield/(b)/     0.00% - 11.23% (5.39%)
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
Policyholder contract
  deposits:
   GMWB                   $  (89)    Discounted cash flows      Equity implied volatility             6.00% - 39.00%
                                                                          Base lapse rate             1.00% - 40.00%
                                                                       Dynamic lapse rate             0.20% - 60.00%
                                                                           Mortality rate             0.10% - 35.00%
                                                                         Utilization rate             0.50% - 30.00%
   Index annuities           125     Discounted cash flows                 Mortality rate             0.10% - 35.00%
                                                                               Lapse rate             1.00% - 40.00%
   Index life                196     Discounted cash flows      Equity implied volatility            10.00% - 25.00%
                                                                          Base lapse rate             2.00% - 19.00%
                                                                           Mortality rate             0.00% - 20.00%
--------------------------------------------------------------------------------------------------------------------------
                                                                            Option budget
--------------------------------------------------------------------------------------------------------------------------

(a)The unobservable inputs and ranges for the constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CDO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by us. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by us because there are other factors relevant to the specific tranches owned by us including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(b)Information received from independent third-party valuation service providers.

The ranges of reported inputs for Corporate debt, RMBS, CMBS and CDO/ABS valued using a discounted cash flow technique consist of plus/minus one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to our risk management practices that might offset risks inherent in these investments.

Sensitivity to Changes in Unobservable Inputs

We consider unobservable inputs to be those for which market data is not available and that are developed using the best information available to us about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following is a general description of sensitivities of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. The effect of a change in a particular assumption in the sensitivity analysis below is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.

Corporate Debt

Corporate debt securities included in Level 3 are primarily private placement issuances that are not traded in active markets or that are subject to transfer restrictions. Fair value measurements consider illiquidity and non-transferability. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, considering illiquidity and structure. The significant unobservable input used in the fair value

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

measurement of corporate debt is the yield. The yield is affected by the market movements in credit spreads and U.S. Treasury yields. In addition, the migration in credit quality of a given security generally has a corresponding effect on the fair value measurement of the securities. For example, a downward migration of credit quality would increase spreads. Holding U.S. Treasury rates constant, an increase in corporate credit spreads would decrease the fair value of corporate debt.

RMBS and Certain CDO/ABS

The significant unobservable inputs used in fair value measurements of RMBS and certain CDO/ABS valued by third-party valuation service providers are constant prepayment rates (CPR), loss severity, constant default rates (CDR), and yield. A change in the assumptions used for the probability of default will generally be accompanied by a corresponding change in the assumption used for the loss severity and an inverse change in the assumption used for prepayment rates. In general, increases in CPR, loss severity, CDR, and yield, in isolation, would result in a decrease in the fair value measurement. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship between the directional change of each input is not usually linear.

CMBS

The significant unobservable input used in fair value measurements for CMBS is the yield. Prepayment assumptions for each mortgage pool are factored into the yield. CMBS generally feature a lower degree of prepayment risk than RMBS because commercial mortgages generally contain a penalty for prepayment. In general, increases in the yield would decrease the fair value of CMBS.

Policyholder contract deposits

Embedded policy derivatives within policyholder contract deposits relate to guaranteed minimum withdrawal benefits (GMWB) within variable annuity products and certain enhancements to interest crediting rates based on market indices within equity index annuities and guaranteed investment contracts (GIC). GMWB represents our largest exposure of these embedded policy derivatives, although the carrying value of the liability fluctuates based on the performance of the equity markets and therefore, at a point in time, can be low relative to the exposure. The principal unobservable input used for GMWBs and embedded derivatives in equity-indexed annuities measured at fair value is equity implied volatility. For GMWBs, other significant unobservable inputs include base and dynamic lapse rates, mortality rates, and utilization rates. Lapse, mortality, and utilization rates may vary significantly depending upon age groups and duration. In general, increases in volatility and utilization rates will increase the fair value of the liability associated with GMWB, while increases in lapse rates and mortality rates will decrease the fair value of the liability. Significant unobservable inputs used in valuing embedded derivatives within GICs include long-term forward interest rates and foreign exchange rates. Generally, the embedded derivative liability for GICs will increase as interest rates decrease or if the U.S. dollar weakens compared to the euro.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Investments in Certain Entities Carried at Fair Value Using Net Asset Value per Share

The following table includes information related to our investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring basis, we use the net asset value per share as a practical expedient to measure fair value.

                                                                             December 31, 2014       December 31, 2013
                                                                          ----------------------- -----------------------
                                                                          Fair Value              Fair Value
                                                                           Using Net               Using Net
                                                                             Asset                   Asset
                                                                           Value Per               Value Per
                                                                           Share (or               Share (or
                                                                              its      Unfunded       its      Unfunded
(in millions)                       Investment Category Includes          equivalent) Commitments equivalent) Commitments
-------------               --------------------------------------------- ----------- ----------- ----------- -----------
Investment Category
Private equity funds:
   Leveraged buyout         Debt and/or equity investments made as part
                            of a transaction in which assets of mature
                            companies are acquired from the current
                            shareholders, typically with the use of
                            financial leverage                              $  983       $155       $1,178       $185

   Real Estate /            Investments in real estate properties and
   Infrastructure           infrastructure positions, including power
                            plants and other energy generating facilities      100          5           93          9

   Venture capital          Early-stage, high-potential, growth
                            companies expected to generate a return
                            through an eventual realization event, such
                            as an initial public offering or sale of the
                            company                                             35          3           40          6

   Distressed               Securities of companies that are in default,
                            under bankruptcy protection, or troubled            78         28           91         16

   Other                    Includes multi-strategy and mezzanine
                            strategies                                          11         35            9         12
                                                                            ------       ----       ------       ----
Total private equity funds                                                   1,207        226        1,411        228
                                                                            ------       ----       ------       ----
Hedge funds:

   Event-driven             Securities of companies undergoing material
                            structural changes, including mergers,
                            acquisitions and other reorganizations             416         --          500          2

   Long-short               Securities that the manager believes are
                            undervalued, with corresponding short
                            positions to hedge market risk                     951          1          713         11

   Distressed               Securities of companies that are in default,
                            under bankruptcy protection or troubled            413          3          405         11

   Emerging markets         Investments in the financial markets of
                            developing countries                                56         --           64         --

   Other                    Includes multi-strategy and other strategies       119         --           77         --
                                                                            ------       ----       ------       ----
Total hedge funds                                                            1,955          4        1,759         24
                                                                            ------       ----       ------       ----
Total                                                                       $3,162       $230       $3,170       $252
                                                                            ======       ====       ======       ====

Private equity fund investments included above are not redeemable, as distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager's discretion, typically in one or two-year increments.

The hedge fund investments included above may be redeemable monthly, quarterly, semi-annually and annually, as shown below, with redemption notices ranging from one day to 180 days. Certain hedge fund investments are currently not redeemable, either in whole or in part, because such investments include various contractual restrictions. The majority of these contractual restrictions, which may have been put in place at a fund's inception or thereafter, have pre-defined end dates and are generally expected to be lifted by the end of 2015. The fund investments for which redemption is restricted only in part generally relate to certain hedge funds that hold at least one investment that the fund manager deems to be illiquid.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents information regarding the expected remaining lives of our investments in private equity funds, assuming average original expected lives of 10 years for the funds, and information regarding redemptions and contractual restrictions related to our hedge fund investments:

December 31,                                                                          2014
------------                                                                          ----
Percentage of private equity fund investments with remaining lives of:
   Less than three years                                                               82%
   Three to seven years                                                                15
   Seven to 10 years                                                                    3
                                                                                      ---
       Total                                                                          100%
                                                                                      ===
Percentage of hedge fund investments redeemable:
   Monthly                                                                              9%
   Quarterly                                                                           38
   Semi-annually                                                                       11
   Annually                                                                            42
                                                                                      ---
       Total                                                                          100%
                                                                                      ===
Percentage of hedge fund investments' fair value subject to contractual restrictions   40%
                                                                                      ===

Fair Value Option

Under the fair value option, we may elect to measure at fair value financial assets and financial liabilities that are not otherwise required to be measured at fair value. Subsequent changes in fair value for designated items are reported in earnings. We elect the fair value option for certain hybrid securities given the complexity of bifurcating the economic components associated with the embedded derivatives.

Additionally, beginning in the third quarter of 2012, we elected the fair value option for investments in certain private equity funds, hedge funds and other alternative investments when such investments are eligible for this election. We believe this measurement basis is consistent with the applicable accounting guidance used by the respective investment company funds themselves.

See Note 4 for additional information.

Certain VIEs, which are securitization vehicles that we consolidate, have elected the fair value option for a tranche of their structured securities, referred to herein as the Class X notes, which are included in notes payable - to affiliates, net.

See Notes 9 and 17 for additional information on these VIEs, which are securitization vehicles.

The following table presents the difference between fair values and the aggregate contractual principal amounts of notes payable for which the fair value option was elected:

                                       December 31, 2014                 December 31, 2013
                               --------------------------------  --------------------------------
                                          Outstanding                       Outstanding
                                           Principal                         Principal
(in millions)                  Fair Value   Amount    Difference Fair Value   Amount    Difference
-------------                  ---------- ----------- ---------- ---------- ----------- ----------
Liabilities:
   Notes payable - to
     affiliates, net              $291       $760       $(469)      $211       $580       $(369)

In 2011, we assumed GIC liabilities, which are reported in policyholder contract deposits on the Balance Sheets, from an affiliate, AIG Matched Funding Corp. (AIGMFC). AIGMFC had elected the fair value option for these GIC liabilities and we have maintained this election. The change in the value of each of the GIC liabilities is partially offset by a swap used to economically hedge the changes in the fair value of the GICs. See Note 17 for additional information on the GIC assumption and the related swaps.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the gains or losses recorded related to the eligible instruments for which the fair value option was elected:

                                                              Gain (Loss)
    Years Ended December 31,                               ----------------
    (in millions)                                          2014  2013  2012
    -------------                                          ----  ----  ----
    Assets:
       Other bond securities - certain hybrid securities   $368  $(58) $206
       Other bond securities - ML II interest                --    --   177
       Other invested assets                                100   194     5
                                                           ----  ----  ----
    Liabilities:
       Policyholder contract deposits                        15   (17)   (3)
       Notes payable - to affiliates, net                   (13)  (12)   --
                                                           ----  ----  ----
    Total gain                                             $470  $107  $385
                                                           ====  ====  ====

Interest income, dividend income and net unrealized gains (losses) on assets measured under the fair value option are recognized and included in net investment income in the Statements of Income. Interest on liabilities measured under the fair value option is recognized in other income in the Statements of Income.

See Note 4 herein for additional information about our policies for recognition, measurement, and disclosure of interest, dividend and other income.

FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

We measure the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans.

See Note 4 herein for additional information about how we test various asset classes for impairment.

The following table presents assets measured at fair value on a non-recurring basis at the time of impairment and the related impairment charges recorded during the periods presented:

                                   Assets at Fair Value      Impairment Charges
                               ----------------------------- ------------------
                                    Non-Recurring Basis       December 31,
                               ----------------------------- ------------------
    (in millions)              Level 1 Level 2 Level 3 Total 2014   2013  2012
    -------------              ------- ------- ------- ----- ----   ----  ----
    December 31, 2014
       Other invested assets     $--     $--    $  2   $  2   $2    $19   $--

    December 31, 2013
       Other invested assets     $--     $--    $435   $435

FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

..   Mortgage and other loans receivable: Fair values of loans on real estate and other loans receivable were estimated for disclosure purposes using discounted cash flow calculations based on discount rates that we believe market participants would use in determining the price that they would pay for such assets. For certain loans, our current incremental lending rates for similar types of loans are used as the discount rates, because we believe this rate approximates the rates market participants would use. The fair values of policy loans are generally estimated based on unpaid principal amount as of each reporting date or, in some cases, based on the present value of the loans using a discounted cash flow model. No consideration is given to credit risk because policy loans are effectively collateralized by the cash surrender value of the policies.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


..   Other invested assets: The majority of other invested assets that are not measured at fair value represent investments in hedge funds, private equity funds and other investment partnerships for which we use the equity method of accounting. The fair value of our investment in these funds is measured based on our share of the funds' reported net asset value.

..   Cash and short-term investments: The carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

..   Policyholder contract deposits associated with investment-type contracts:
    Fair values for policyholder contract deposits associated with investment-type contracts not accounted for at fair value were estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those of the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rate (if available) or current risk-free interest rate consistent with the currency in which the cash flows are denominated. To determine fair value, other factors include current policyholder account values and related surrender charges and other assumptions include expectations about policyholder behavior and an appropriate risk margin.

..   Notes Payable: Fair values of these obligations were estimated based on discounted cash flow calculations using a discount rate that is indicative of the current market for securities with similar risk characteristics.

The following table presents the carrying values and estimated fair values of our financial instruments not measured at fair value and indicates the level in the fair value hierarchy of the estimated fair value measurement based on the observability of the inputs used:

                                                 Estimated Fair Value
                                            ------------------------------- Carrying
(in millions)                               Level 1 Level 2 Level 3  Total   Value
-------------                               ------- ------- ------- ------- --------
December 31, 2014
Assets:
   Mortgage and other loans receivable       $ --   $   --  $12,614 $12,614 $11,812
   Other invested assets                       --       14       --      14      14
   Short-term investments                      --      823       --     823     823
   Cash                                       277       --       --     277     277
Liabilities:
   Policyholder contract deposits/(a)/         --      224   61,771  61,995  56,951
   Note payable - to affiliates, net/(b)/      --       --      363     363     367
   Note payable - to third parties, net        --       --      626     626     627
                                             ----   ------  ------- ------- -------
December 31, 2013
Assets:
   Mortgage and other loans receivable       $ --   $   75  $10,562 $10,637 $10,085
   Other invested assets                       --       22       --      22      22
   Short-term investments                      --    1,161       --   1,161   1,161
   Cash                                       202       --       --     202     202
Liabilities:
   Policyholder contract deposits/(a)/         --      185   59,505  59,690  55,476
   Note payable - to affiliates, net/(b)/      --       --       46      46      49
   Note payable - to third parties, net        --       --      377     377     378
                                             ----   ------  ------- ------- -------

(a)Excludes embedded policy derivatives which are carried at fair value on a recurring basis.
(b)Excludes notes for which the fair value option has been elected.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4. INVESTMENTS

Fixed Maturity and Equity Securities

Bonds held to maturity are carried at amortized cost when we have the ability and positive intent to hold these securities until maturity. When we do not have the ability or positive intent to hold bonds until maturity, these securities are classified as available for sale and are measured at fair value at our election. None of our fixed maturity securities met the criteria for held to maturity classification at December 31, 2014 or 2013.

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses from available for sale investments in fixed maturity and equity securities are reported as a separate component of accumulated other comprehensive income (AOCI), net of DAC, deferred sales inducements and deferred income taxes, in shareholder's equity. Realized and unrealized gains and losses from fixed maturity and equity securities that are measured at fair value under the fair value option are reflected in net investment income. Investments in fixed maturity and equity securities are recorded on a trade-date basis.

Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. For investments in certain RMBS, CMBS, CDO and ABS, (collectively, structured securities), recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. For purchased credit impaired (PCI) securities, at acquisition, the difference between the undiscounted expected future cash flows and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over the securities' remaining lives on a level yield basis. Subsequently, effective yields recognized on PCI securities are recalculated and adjusted prospectively to reflect changes in the contractual benchmark interest rates on variable rate securities and any significant increases in undiscounted expected future cash flows arising due to reasons other than interest rate changes.

Other Bond Securities and Other Common and Preferred Stock

Securities for which we have elected the fair value option are carried at fair value and reported in other bond securities or other common and preferred stocks in the Balance Sheets. Changes in fair value of these assets are reported in net investment income. Interest income and dividend income on assets measured under the fair value option are recognized and included in net investment income.

See Note 3 for additional information on financial assets designated under the fair value option.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Securities Available for Sale

The following table presents the amortized cost or cost and fair value of our available for sale securities:

                                                                                                                 Other-Than-
                                                                      Amortized   Gross      Gross                Temporary
                                                                       Cost or  Unrealized Unrealized            Impairments
(in millions)                                                           Cost      Gains      Losses   Fair Value in AOCI/(a)/
-------------                                                         --------- ---------- ---------- ---------- -----------
December 31, 2014
Bonds available for sale:
   U.S. government and government sponsored entities                   $   333    $   63    $    (1)   $    395    $   --
   Obligations of states, municipalities and political subdivisions      2,699       325         (5)      3,019         2
   Non-U.S. governments                                                  2,782       167        (62)      2,887        --
   Corporate debt                                                       64,605     6,412       (642)     70,375        37
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             14,169     1,433       (144)     15,458       739
       CMBS                                                              4,226       488         (9)      4,705       232
       CDO/ABS                                                           5,745       197        (38)      5,904         6
                                                                       -------    ------    -------    --------    ------
   Total mortgage-backed, asset-backed and collateralized               24,140     2,118       (191)     26,067       977
                                                                       -------    ------    -------    --------    ------
Total bonds available for sale/(b)/                                     94,559     9,085       (901)    102,743     1,016
                                                                       -------    ------    -------    --------    ------
Equity securities available for sale:
   Common stock                                                              3         4         --           7        --
   Preferred stock                                                          16         3         --          19        --
                                                                       -------    ------    -------    --------    ------
Total equity securities available for sale                                  19         7         --          26        --
                                                                       -------    ------    -------    --------    ------
Investment in AIG                                                            9         3         (6)          6        --
                                                                       -------    ------    -------    --------    ------
Total                                                                  $94,587    $9,095    $  (907)   $102,775    $1,016
                                                                       =======    ======    =======    ========    ======
December 31, 2013
Bonds available for sale:
   U.S. government and government sponsored entities                   $   343    $   46    $   (15)   $    374    $   --
   Obligations of states, municipalities and political subdivisions      2,432        53       (156)      2,329         2
   Non-U.S. governments                                                  2,426        95       (174)      2,347        --
   Corporate debt                                                       66,412     4,459     (1,812)     69,059        44
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             13,975     1,223       (273)     14,925       657
       CMBS                                                              3,760       419        (63)      4,116       235
       CDO/ABS                                                           4,853       188        (43)      4,998        16
                                                                       -------    ------    -------    --------    ------
   Total mortgage-backed, asset-backed and collateralized               22,588     1,830       (379)     24,039       908
                                                                       -------    ------    -------    --------    ------
Total bonds available for sale/(b)/                                     94,201     6,483     (2,536)     98,148       954
                                                                       -------    ------    -------    --------    ------
Equity securities available for sale:
       Common stock                                                          5         2         --           7        --
       Preferred stock                                                      18         4         --          22        --
                                                                       -------    ------    -------    --------    ------
Total equity securities available for sale                                  23         6         --          29        --
                                                                       -------    ------    -------    --------    ------
Investment in AIG                                                            9         2         (6)          5        --
                                                                       -------    ------    -------    --------    ------
Total                                                                  $94,233    $6,491    $(2,542)   $ 98,182    $  954
                                                                       =======    ======    =======    ========    ======

(a)Represents the amount of other-than-temporary impairment losses recognized in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.
(b)At December 31, 2014 and 2013, bonds available for sale held by us that were below investment grade or not rated totaled $15.3 billion and $14.5 billion, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Securities Available for Sale in a Loss Position

The following table summarizes the fair value and gross unrealized losses on our available for sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

                                                    Less than 12 Months    12 Months or More           Total
-                                                  --------------------- --------------------- ---------------------
                                                                Gross                 Gross                 Gross
                                                              Unrealized            Unrealized            Unrealized
(in millions)                                      Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-------------                                      ---------- ---------- ---------- ---------- ---------- ----------
December 31, 2014
Bonds available for sale:
   U.S. government and government sponsored
     entities                                       $    --     $   --     $   24      $  1     $    24     $    1
   Obligations of states, municipalities and
     political subdivisions                              47          1        171         4         218          5
   Non-U.S. governments                                 357         14        607        48         964         62
   Corporate debt                                     5,476        247      6,447       395      11,923        642
   RMBS                                               1,664         42      1,879       102       3,543        144
   CMBS                                                  53         --        331         9         384          9
   CDO/ABS                                            1,742         16        399        22       2,141         38
                                                    -------     ------     ------      ----     -------     ------
Total bonds available for sale                        9,339        320      9,858       581      19,197        901
                                                    -------     ------     ------      ----     -------     ------
Investment in AIG                                        --         --          6         6           6          6
                                                    -------     ------     ------      ----     -------     ------
Total                                               $ 9,339     $  320     $9,864      $587     $19,203     $  907
                                                    =======     ======     ======      ====     =======     ======
December 31, 2013
Bonds available for sale:
   U.S. government and government sponsored
     entities                                       $    62     $   13     $    7      $  2     $    69     $   15
   Obligations of states, municipalities and
     political subdivisions                           1,553        136         97        20       1,650        156
   Non-U.S. governments                               1,049        104        312        70       1,361        174
   Corporate debt                                    20,214      1,368      3,119       444      23,333      1,812
   RMBS                                               3,788        186        712        87       4,500        273
   CMBS                                                 827         38        167        25         994         63
   CDO/ABS                                            1,016         18        373        25       1,389         43
                                                    -------     ------     ------      ----     -------     ------
Total bonds available for sale                       28,509      1,863      4,787       673      33,296      2,536
                                                    -------     ------     ------      ----     -------     ------
Investment in AIG                                        --         --          5         6           5          6
                                                    -------     ------     ------      ----     -------     ------
Total                                               $28,509     $1,863     $4,792      $679     $33,301     $2,542
                                                    =======     ======     ======      ====     =======     ======

As of December 31, 2014, we held 2,239 individual fixed maturity and equity securities that were in an unrealized loss position, of which 1,045 individual securities were in a continuous unrealized loss position for longer than 12 months. We did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2014, because we neither intend to sell the securities nor do we believe that it is more likely than not that we will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines in value, we performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

Contractual Maturities of Fixed Maturity Securities Available for Sale

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity:

                                                  Total Fixed Maturity Securities Fixed Maturity Securities in a Loss
                                                     Available for Sale           Position Available for Sale
-                                                 ------------------------------- -----------------------------------
(in millions)                                     Amortized Cost    Fair Value    Amortized Cost      Fair Value
-------------                                     --------------    ----------    --------------      ----------
December 31, 2014
Due in one year or less                              $ 1,793         $  1,843        $    93           $    91
Due after one year through five years                 11,957           12,911          1,303             1,261
Due after five years through ten years                24,485           25,760          5,693             5,459
Due after ten years                                   32,184           36,162          6,750             6,318
Mortgage-backed, asset-backed and collateralized      24,140           26,067          6,259             6,068
                                                     -------         --------        -------           -------
Total                                                $94,559         $102,743        $20,098           $19,197
                                                     =======         ========        =======           =======

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Our investments at December 31, 2014 or 2013 did not include any investments in a single issuer that exceeded 10 percent of our shareholder's equity.

The following table presents the gross realized gains and gross realized losses from sales or maturities of our available for sale securities:

                                         Years Ended December 31,
                           -----------------------------------------------------
                                 2014              2013              2012
                           ----------------- ----------------- -----------------
                            Gross    Gross    Gross    Gross    Gross    Gross
                           Realized Realized Realized Realized Realized Realized
(in millions)               Gains    Losses   Gains    Losses   Gains    Losses
-------------              -------- -------- -------- -------- -------- --------
Fixed maturity securities    $259     $49     $1,863    $76     $1,598    $92
Equity securities               5      --         28     --         31      6
                             ----     ---     ------    ---     ------    ---
Total                        $264     $49     $1,891    $76     $1,629    $98
                             ====     ===     ======    ===     ======    ===

In 2014, 2013, and 2012, the aggregate fair value of available for sale fixed maturity and equity securities sold was $6.1 billion, $22.5 billion and $11.8 billion, respectively.

Other Securities Measured at Fair Value

The following table presents the fair value of other securities measured at fair value at our election of the fair value option:

                                                   December 31, 2014 December 31, 2013
                                                   ----------------  ----------------
                                                            Percent           Percent
                                                   Fair       of     Fair       of
(in millions)                                      Value     Total   Value     Total
-------------                                       ------  -------   ------  -------
U.S. government and government sponsored entities  $1,135      39%   $  903      30%
Mortgage-backed, asset-backed and collateralized:
   RMBS                                               384      13       332      11
   CMBS                                               153       5       156       5
   CDO/ABS                                          1,262      43     1,061      36
                                                    ------    ---     ------    ---
Total fixed maturities                              2,934     100     2,452      82
Other common and preferred stock                       --      --       538      18
                                                    ------    ---     ------    ---
Total                                              $2,934     100%   $2,990     100%
                                                    ======    ===     ======    ===

Other Invested Assets

The following table summarizes the carrying values of other invested assets:

                                                       December 31,
                                                       -------------
           (in millions)                                2014   2013
           -------------                               ------ ------
           Alternative investments/(a)/                $6,722 $7,047
           Investment real estate/(b)/                    346    443
           Federal Home Loan Bank (FHLB) common stock      14     22
                                                       ------ ------
           Total                                       $7,082 $7,512
                                                       ====== ======

(a)Includes hedge funds, private equity funds, affordable housing partnerships and other investment partnerships.
(b)Net of accumulated depreciation of $148 million and $181 million at December 31, 2014 and 2013, respectively.

Other Invested Assets Carried at Fair Value

Certain hedge funds, private equity funds, affordable housing partnerships and other investment partnerships for which we have elected the fair value option are reported at fair value with changes in fair value recognized in net investment income. Other investments in hedge funds, private equity funds, affordable housing partnerships and other investment partnerships in which AIG's insurance operations do not hold aggregate interests sufficient to exercise more than minor influence over the respective partnerships are reported at fair value with changes in fair value recognized as a component of accumulated other comprehensive income. These investments are subject to other-than-temporary impairment evaluations (see discussion below on evaluating equity investments for other-than-temporary impairment).

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The gross unrealized loss recorded in Accumulated other comprehensive income on such investments was $26 million and $8 million at December 31, 2014 and 2013, respectively, the majority of which pertains to investments in private equity funds and hedge funds that have been in continuous unrealized loss positions for less than 12 months.

Other Invested Assets - Equity Method Investments

We account for hedge funds, private equity funds, affordable housing partnerships and other investment partnerships using the equity method of accounting unless AIG's interest is so minor that AIG may have virtually no influence over partnership operating and financial policies, or we have elected the fair value option. Under the equity method of accounting, the carrying value generally is our share of the net asset value of the funds or the partnerships, and changes in our share of the net asset values are recorded in net investment income. In applying the equity method of accounting, we consistently use the most recently available financial information provided by the general partner or manager of each of these investments, which is one to three months prior to the end of our reporting period. The financial statements of these investees are generally audited annually.

Other Investments

Real estate is classified as held for investment or held for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Properties acquired through foreclosure and held for sale are carried at the lower of carrying amount or fair value less estimated costs to sell the property.

We are members of the FHLB of Dallas and such membership requires members to own stock in the FHLB. Our FHLB stock is carried at amortized cost, which approximates fair value, and is included in other invested assets.

Other invested assets also include mutual funds, which consist of seed money for mutual funds and investments in retail mutual funds used as investment vehicles for our variable annuity separate accounts, and are carried at market value.

Aircraft

Aircraft owned by the Aircraft Trusts were recorded at cost (adjusted for impairment charges), net of accumulated depreciation. Depreciation was generally computed on a straight-line to a residual value of approximately 15 percent of the cost of the asset over its estimated useful life of 25 years. Certain major additions and modifications to aircraft may have been capitalized. The residual value estimates were reviewed periodically to ensure continued appropriateness. Aircraft were periodically reviewed for impairment and impairment losses recorded when the estimate of undiscounted future cash flows expected to be generated by the aircraft was less than its carrying value. See Notes 9 for additional information.

Short-Term Investments

Short-term investments include interest-bearing money market funds, investment pools, and other investments with original maturities within one year from the date of purchase.

Net Investment Income

Net investment income represents income primarily from the following sources:

..   Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

..   Dividend income from common and preferred stock and distributions from other investments, including distributions from private equity funds and hedge funds that are not accounted for under the equity method.

..   Realized and unrealized gains and losses from investments in other securities and investments for which we elected the fair value option.

..   Earnings from private equity funds and hedge fund investments accounted for under the equity method.

..   Interest income on mortgage, policy and other loans.

The following table presents the components of net investment income:

                                                             Years Ended December 31,
                                                             ----------------------
(in millions)                                                 2014      2013    2012
-------------                                                ------    ------  ------
Fixed maturity securities, including short-term investments  $5,686    $5,275  $5,792
Equity securities                                               (51)      (20)     67
Interest on mortgage and other loans                            645       626     628
Investment real estate                                           61        79      73
Other invested assets                                           778       919     650
Securities lending                                                1         3       2
Other investments                                                69        52      12
                                                             ------    ------  ------
Total investment income                                       7,189     6,934   7,224
Investment expenses                                             247       242     223
                                                             ------    ------  ------
Net investment income                                        $6,942    $6,692  $7,001
                                                             ======    ======  ======

The carrying value of investments that produced no investment income during 2014 was $109 million, which is less than less than 0.1 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on our results of operations and financial position.

Net Realized Capital Gains and Losses

Net realized capital gains and losses are determined by specific identification. The net realized capital gains and losses are generated primarily from the following sources:

..   Sales of available for sale fixed maturity and equity securities, real estate, investments in private equity funds and hedge funds and other types of investments.

..   Reductions to the cost basis of available for sale fixed maturity and equity securities and certain other invested assets for other-than-temporary impairments.

..   Changes in fair value of derivatives except for those instruments that are designated as hedging instruments when the change in the fair value of the hedged item is not reported in net realized capital gains and losses.

..   Exchange gains and losses resulting from foreign currency transactions.

The following table presents the components of net realized capital gains (losses):

                                               Years Ended December 31,
                                               ---------------------
          (in millions)                         2014     2013    2012
          -------------                        -----    ------  ------
          Sales of fixed maturity securities   $ 210    $1,787  $1,506
          Sales of equity securities               5        28      25
          Mortgage and other loans               (46)      (57)     73
          Investment real estate                 116        73      12
          Other invested assets                   51         2     (12)
          Derivatives                           (432)      340    (509)
          Other                                  148       (30)    (45)
          Other-than-temporary impairments      (119)     (127)   (379)
                                               -----    ------  ------
          Net realized capital (losses) gains  $ (67)   $2,016  $  671
                                               =====    ======  ======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Evaluating Investments for Other-Than-Temporary Impairments

Fixed Maturity Securities

If we intend to sell a fixed maturity security or it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized capital losses. When assessing our intent to sell a fixed maturity security, or whether it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition our investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

For fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to realized capital losses. The estimated recovery value is the present value of cash flows expected to be collected, as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is recognized in unrealized appreciation (depreciation) of fixed maturity securities on which other-than-temporary credit impairments were taken (a component of accumulated other comprehensive income).

When estimating future cash flows for structured fixed maturity securities (e.g., RMBS, CMBS, CDO, ABS), management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

..   Current delinquency rates;

..   Expected default rates and the timing of such defaults;

..   Loss severity and the timing of any recovery; and

..   Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

Management considers severe price declines in its assessment of potential credit impairments. We may also modify model inputs when management determines that price movements in certain sectors are indicative of factors not captured by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that is not foreign exchange related, we prospectively accrete into earnings the difference between the new amortized cost and the expected undiscounted recovery value over the remaining expected holding period of the security.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Credit Impairments

The following table presents a rollforward of the cumulative credit losses in other-than-temporary impairments recognized in earnings for available for sale fixed maturity securities:

                                                                                     Years Ended December 31,
                                                                                     ----------------------
(in millions)                                                                         2014     2013    2012
-------------                                                                        ------   ------  ------
Balance, beginning of year                                                           $1,585   $2,126  $2,775
   Increases due to:
       Credit impairments on new securities subject to impairment losses                 22       15      96
       Additional credit impairments on previously impaired securities                   40       31     194
   Reductions due to:
       Credit impaired securities fully disposed for which there was no prior
         intent or requirement to sell                                                 (153)    (184)   (520)
       Credit impaired securities for which there is a current intent or
         anticipated requirement to sell                                               (170)      --      --
       Accretion on securities previously impaired due to credit/*/                      --     (403)   (422)
   Other                                                                                 --       --       3
                                                                                     ------   ------  ------
Balance, end of year                                                                 $1,324   $1,585  $2,126
                                                                                     ======   ======  ======

* Represents both accretion recognized due to changes in cash flows expected to be collected over the remaining expected term of the credit impaired securities and the accretion due to the passage of time.

Equity Securities

We evaluate our available for sale equity securities, equity method and cost method investments for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

..   The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

..   A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

..   We have concluded that it may not realize a full recovery on its investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. In addition to the above criteria, management also considers circumstances of a rapid and severe market valuation decline (50 percent or more discounts to cost), in which we could not reasonably assert that the impairment period would be temporary (severity losses).

Other Invested Assets

Investments in private equity funds and hedge funds are evaluated for impairment in a manner similar to the evaluation of equity securities for impairments as discussed above. This evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these private equity funds and hedge funds and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, we compare expected investment cash flows to carrying value. When the expected cash flows are less than the carrying value, the investments are written down to fair value with a corresponding charge to earnings.

Purchased Credit Impaired Securities

We purchase certain RMBS securities that have experienced deterioration in credit quality since their issuance. We determined, based on our expectations as to the timing and amount of cash flows expected to be received, that it was

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

probable at the date of acquisition that we would not collect all contractually required payments for these PCI securities, including both principal and interest after considering the effects of prepayments. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security was determined based on our best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over their remaining lives on a level-yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. The accretable yield and the non-accretable difference will change over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, which are discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to our policy for evaluating investments for other-than-temporary impairment. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as an adjustment to the accretable yield.

The following table presents information on our PCI securities, which are included in bonds available for sale:

                                                               At Date of
     (in millions)                                             Acquisition
     -------------                                             -----------
     Contractually required payments (principal and interest)    $11,962
     Cash flows expected to be collected/*/                        9,700
     Recorded investment in acquired securities                    6,457

* Represents undiscounted expected cash flows, including both principal and interest

                                                 December 31,
                                                 -------------
                  (in millions)                   2014   2013
                  -------------                  ------ ------
                  Outstanding principal balance  $6,934 $5,805
                  Amortized cost                  5,020  3,969
                  Fair value                      5,473  4,397

The following table presents activity for the accretable yield on PCI securities:

                                                                                 Years Ended
                                                                                December 31,
                                                                               --------------
(in millions)                                                                   2014    2013
-------------                                                                  ------  ------
Balance, beginning of year                                                     $2,677  $1,734
   Newly purchased PCI securities                                                 545     826
   Disposals                                                                       --     (39)
   Accretion                                                                     (345)   (258)
   Effect of changes in interest rate indices                                    (226)    118
   Net reclassification from non-accretable difference, including effects of
     prepayments                                                                   10     296
                                                                               ------  ------
Balance, end of year                                                           $2,661  $2,677
                                                                               ======  ======

Pledged Investments

Secured Financing

We enter into secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which we transfer securities in exchange for cash, with an agreement by us to repurchase the same or substantially similar securities. In the majority of these repurchase agreements, the securities transferred by us may be sold or repledged by the counterparties. Repurchase agreements are recorded at their contracted repurchase amounts plus accrued interest.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


At December 31, 2013, our secured financing transactions also included those that involve the transfer of securities to financial institutions in exchange for cash or other liquid collateral. Securities transferred by us under these financing transactions may be sold or repledged by the counterparties. As collateral for the securities transferred by us, counterparties transfer assets to us, such as cash or high quality fixed maturity securities. Collateral levels are monitored daily and are generally maintained at an agreed-upon percentage of the fair value of the transferred securities during the life of the transactions. When we receive fixed maturity securities as collateral, we do not have the right to sell or repledge this collateral unless an event of default occurs by the counterparties. At the termination of the transactions, we and our counterparties are obligated to return the collateral provided and the securities transferred, respectively.

The following table presents the fair value of securities pledged to counterparties under secured financing transactions:

                                                 December 31,
                                                 -------------
                  (in millions)                   2014   2013
                  -------------                  ------ ------
                  Securities available for sale  $   -- $2,425
                  Other securities                1,135    903

Insurance - Statutory and Other Deposits

Total carrying values of cash and securities deposited by us under requirements of regulatory authorities were $72 million and $70 million at December 31, 2014 and 2013, respectively.

Other Pledges

We are members of FHLBs and such membership requires the members to own stock in these FHLBs. We owned an aggregate of $14 million and $22 million of stock in FHLBs at December 31, 2014 and 2013, respectively. To the extent we borrow from an FHLB, our ownership interest in the stock of the FHLB will be pledged to the FHLB. In addition, we have pledged securities with a fair value of $330 million and $67 million at December 31, 2014 and 2013, respectively, associated with advances from the FHLBs. The increase in pledged securities in 2014 primarily reflects securities pledged to the FHLB prior to obtaining advances, pursuant to our plan to facilitate the ability to obtain cash advances on a same-day basis up to an internally approved limit, to more effectively manage short-term liquidity. As a result, we had $312 million of available FHLB borrowing capacity at December 31, 2014.

5. LENDING ACTIVITIES

Mortgage and other loans receivable include commercial and residential mortgages, life insurance policy loans, commercial loans, and other loans and notes receivable. Commercial mortgages, commercial loans, and other loans and notes receivable are carried at unpaid principal balances less credit allowances and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.

Direct costs of originating commercial mortgages, commercial loans, and other loans and notes receivable, net of nonrefundable points and fees, are deferred and included in the carrying amount of the related receivables. The amount deferred is amortized to net investment income over the life of the related loan as an adjustment of the loan's yield using the interest method.

Life insurance policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the composition of mortgages and other loans receivable:

                                                              December 31,
                                                            ----------------
   (in millions)                                              2014     2013
   -------------                                            -------  -------
   Commercial mortgages/(a)/                                $ 9,441  $ 8,167
   Life insurance policy loans                                1,501    1,554
   Commercial loans, other loans and notes receivable/(b)/      964      503
                                                            -------  -------
   Total mortgage and other loans receivable                 11,906   10,224
   Allowance for losses                                         (94)    (139)
                                                            -------  -------
   Mortgage and other loans receivable, net                 $11,812  $10,085
                                                            =======  =======

(a)Commercial mortgages primarily represent loans for office, retail, apartments and industrial properties, with exposures in California and New York representing the largest geographic concentrations (both 15 percent at December 31, 2014 and 19 percent and 14 percent, respectively, at December 31, 2013).
(b)Amount at December 31, 2014 also includes $110 million of residential mortgages.

The following table presents the credit quality indicators for commercial mortgage loans:

                                          Number                                                              Percent
                                                                       Class
                                            of   -------------------------------------------------              of
(dollars in millions)                     Loans  Apartments Offices Retail Industrial Hotel Others Total/(c)/ Total $
---------------------                     ------ ---------- ------- ------ ---------- ----- ------ ---------  -------
December 31, 2014
Credit Quality Indicator:
   In good standing                        609     $1,541   $3,164  $1,852    $863    $958  $  833  $9,211       97%
   Restructured/(a)/                         9         --      159      10      --      --      --     169        2
   90 days or less delinquent                3         --       --      --      --      --      --      --       --
   >90 days delinquent or in process of
     foreclosure                             3         --       61      --      --      --      --      61        1
                                           ---     ------   ------  ------    ----    ----  ------  ------      ---
Total/(b)/                                 624     $1,541   $3,384  $1,862    $863    $958  $  833  $9,441      100%
                                           ===     ======   ======  ======    ====    ====  ======  ======      ===
Allowance for losses                               $    2   $   41  $   16    $  2    $  3  $    9  $   73        1%
                                                   ======   ======  ======    ====    ====  ======  ======      ===
December 31, 2013
Credit Quality Indicator:
   In good standing                        623     $1,347   $2,427  $1,626    $839    $771  $  952  $7,962       98%
   Restructured/(a)/                        11         13       90      --      --      --      84     187        2
   >90 days delinquent or in process of
     foreclosure                             2         --       --      18      --      --      --      18       --
                                           ---     ------   ------  ------    ----    ----  ------  ------      ---
Total/(b)/                                 636     $1,360   $2,517  $1,644    $839    $771  $1,036  $8,167      100%
                                           ===     ======   ======  ======    ====    ====  ======  ======      ===
Allowance for losses                               $    2   $   61  $    6    $  1    $  3  $   33  $  106        1%
                                                   ======   ======  ======    ====    ====  ======  ======      ===

(a)Includes loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.
(b)Does not reflect valuation allowances.
(c)Over 99 percent of the commercial mortgages held at such respective dates were current as to payments of principal and interest.

We hold mortgages with a carrying value of $71 million on certain properties that are owned by an affiliate, AIG Global Real Estate Investment Corporation, as of both December 31, 2014 and 2013.

Methodology Used to Estimate the Allowance for Losses

Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. Impairment of commercial mortgages is typically determined using the fair value of collateral while impairment of other loans is typically determined using the present value of cash flows or the loan's observable market price. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on the analysis of internal risk ratings and current loan values. Internal risk ratings are assigned based on the consideration of risk factors including past due status, debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property. These factors and the resulting risk ratings also provide a basis for determining the level of monitoring performed at both the individual loan and the portfolio level. When all or a portion of a commercial mortgage loan is deemed uncollectible, the uncollectible portion of the carrying value of the loan is charged off against the allowance. Interest income on impaired loans is recognized as cash is received. For impaired loans where it has been determined

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

that not all of the contractual principal due will be collected, any cash received is recorded as a reduction of the current carrying amount of the loan.

A significant majority of commercial mortgage loans in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for us to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

The following table presents a rollforward of the changes in the allowance for losses on mortgage and other loans receivable:

                                                  2014                   2013                   2012
                                         ---------------------  ---------------------  ---------------------
Years Ended December 31,                 Commercial Other       Commercial Other       Commercial Other
(in millions)                            Mortgages  Loans Total Mortgages  Loans Total Mortgages  Loans Total
-------------                            ---------- ----- ----- ---------- ----- ----- ---------- ----- -----
Allowance, beginning of year                $106    $ 33  $139     $ 68    $ 87  $155     $149     $84  $233
   Additions (reductions) to allowance       (17)     11    (6)      49      10    59      (74)     11   (63)
   Charge-offs, net of recoveries            (16)    (23)  (39)     (11)    (64)  (75)      (7)     (8)  (15)
                                            ----    ----  ----     ----    ----  ----     ----     ---  ----
Allowance, end of year                      $ 73    $ 21  $ 94     $106    $ 33  $139     $ 68     $87  $155
                                            ====    ====  ====     ====    ====  ====     ====     ===  ====

The following table presents information regarding impaired mortgage loans:

                                                         Years Ended
                                                        December 31,
                                                      ----------------
         (in millions)                                2014  2013  2012
         -------------                                ----  ----  ----
         Impaired loans with valuation allowances     $104  $137  $ 75
         Impaired loans without valuation allowances    --    --     7
                                                      ----  ----  ----
            Total impaired loans                       104   137    82
         Valuation allowances on impaired loans        (26)  (56)  (27)
                                                      ----  ----  ----
            Impaired loans, net                       $ 78  $ 81  $ 55
                                                      ====  ====  ====
                                                      $  5  $  7  $  4
         Interest income on impaired loans            ====  ====  ====

Troubled Debt Restructurings

We modify loans to optimize their returns and improve their collectability, among other things. When such a modification is undertaken with a borrower that is experiencing financial difficulty and the modification involves us granting a concession to the troubled debtor, the modification is deemed to be a troubled debt restructuring (TDR). We assess whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal forgiveness, payment deferrals and easing of loan covenants.

We held $139 million and $67 million of commercial mortgage loans that had been modified in a TDR at December 31, 2014 and 2013, respectively. We have no other loans that had been modified in a TDR. At December 31, 2014 and 2013, these commercial mortgage loans had related total allowances for credit losses of $13 million and $11 million, respectively. The commercial mortgage loans modified in a TDR are included among the restructured loans in the credit quality indicators table above, if they are performing according to the restructured terms.

6. REINSURANCE

In the ordinary course of business, we utilize internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. In addition, we assume reinsurance from other insurance companies. We generally limit our exposure to loss on any single life to $10 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, we can increase our exposure to loss on any single life up to $15 million.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. The premiums with respect to these treaties are earned over the contract period in proportion to the protection provided.

The following table presents the effect of reinsurance on our premiums:

                                     Years Ended December 31,
                                     ----------------------
                   (in millions)      2014     2013    2012
                   -------------     ------   ------  ------
                   Direct premiums   $2,561   $2,661  $2,456
                   Assumed premiums      22       22      20
                   Ceded premiums      (917)    (900)   (860)
                                     ------   ------  ------
                   Net               $1,666   $1,783  $1,616
                                     ======   ======  ======

Reinsurance recoveries, which reduced Policyholder benefits, were approximately $641 million, $658 million and $694 million during 2014, 2013 and 2012, respectively.

The National Association of Insurance Commissioners (NAIC) Model Regulation "Valuation of Life Insurance Policies" (Regulation XXX) requires U.S. life insurers to establish additional statutory reserves for term life insurance policies with long-term premium guarantees and universal life policies with secondary guarantees (ULSGs). In addition, NAIC Actuarial Guideline 38 (Guideline AXXX) clarifies the application of Regulation XXX as to these guarantees, including certain ULSGs. We manage the capital impact of statutory reserve requirements under Regulation XXX and Guideline AXXX through intercompany reinsurance transactions. Regulation XXX and Guideline AXXX reserves related to new and in-force business (term and universal life) are ceded to our Parent, AGC Life, under a coinsurance/modified coinsurance agreement effective January 1, 2011. This agreement does not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting is applied.

The agreement between us and AGC Life also provides for an experience refund of all profits, less a reinsurance risk charge. The main impact of the agreement on our results of operations during 2014, 2013 and 2012 was a pre-tax expense of approximately $81 million, $73 million and $66 million, respectively, which represented the risk charge associated with the reinsurance agreement.

On October 1, 2003, we entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda, Ltd. (AIGB). Under the agreement, AIGB reinsured 100 percent quota share of our liability on virtually all of our general account deferred annuity contracts with issue dates on or after January 1, 2003. The agreement was amended on September 25, 2007 to terminate the agreement for new business as of July 1, 2007. Under the agreement, we retain the assets supporting the reserves ceded to AIGB. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied. The main impact of the agreement on our results of operations during 2014, 2013 and 2012 was pre-tax expense of approximately $2 million in each year, which represented the risk charge associated with the reinsurance agreement.

In 2003, we entered into two coinsurance/modified coinsurance agreements with AIGB. These agreements have an effective date of January 1, 2003. Under the agreements, AIGB reinsured a 100 percent quota share of our liability on selective level term products and universal life products issued by us. These agreements do not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting is applied. These agreements were amended to terminate for new business issued on and after August 1, 2009. Effective
July 1, 2013, we fully recaptured these agreements and simultaneously reinsured this in-force block to AGC Life, under the January 1, 2011 coinsurance/modified coinsurance agreement mentioned above. Management received approvals of the recapture and reinsurance transactions on our behalf and AGC Life from the Texas and Missouri Departments of Insurance, in July 2013, with July 1, 2013 effective dates. On the effective date of the recapture with AIGB and day one of the treaty with AGC Life, we recorded a net zero impact to pre-tax earnings. The agreements also provide for an experience refund of all profits, less a reinsurance risk charge. The main impact of the agreements on our results of operations during 2013 and 2012 was pre-tax expense of approximately $3 million and $4 million, respectively, representing the risk charge associated with the coinsurance agreement.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Our third-party reinsurance arrangements do not relieve us from our direct obligations to our beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded, to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. We believe that no exposure to a single reinsurer represents an inappropriate concentration of credit risk to the Company. Gross reinsurance assets with our three largest reinsurers aggregated to approximately $1.0 billion at both December 31, 2014 and 2013, of which approximately $198 million was secured by collateral at both December 31, 2014 and 2013.

7. DERIVATIVES AND HEDGE ACCOUNTING

We use derivatives and other financial instruments as part of our financial risk management programs and our investment operations. Interest rate and cross-currency swaps, swaptions, options and forward transactions are accounted for as derivatives, recorded on a trade-date basis and carried at fair value. See Note 3 for discussion of fair value measurements. Unrealized gains and losses are reflected in income, when appropriate. Aggregate asset or liability positions are netted on the Balance Sheets only to the extent permitted by qualifying master netting arrangements in place with each respective counterparty. Cash collateral posted with counterparties in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative liability, while cash collateral received in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative asset. We are exposed to potential credit-related losses in the event of nonperformance by counterparties to derivative instruments. The credit exposure related to our derivative financial instruments is limited to the fair value of contracts that are favorable to us at the reporting date less collateral received from that counterparty.

Derivatives, with the exception of bifurcated embedded derivatives, are reflected in the Balance Sheets in derivative assets, at fair value and derivative liabilities, at fair value. A bifurcated embedded derivative is measured at fair value and accounted for in the same manner as a free standing derivative contract. The corresponding host contract is accounted for according to the accounting guidance applicable to that instrument. A bifurcated embedded derivative is generally presented with the host contract. See Notes 3 and 11 for additional information on embedded policy derivatives.

Our interest rate contracts ,which include interest rate swaps, swaptions, futures and options, are used to economically hedge interest rate exposures associated with embedded derivatives contained in insurance contract liabilities and fixed maturity securities, as well as other interest rate sensitive assets and liabilities.

Foreign exchange derivatives (principally forwards and swaps) are used to economically mitigate risk associated with foreign currency-denominated transactions, primarily investments and GICs denominated in foreign currencies. Effective April 1, 2014, we reclassified cross-currency swaps from interest rate contracts to foreign exchange contracts. This change was applied prospectively.

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities. We purchase equity contracts, such as futures and call and put options, to economically hedge certain guarantees of specific equity index universal life and annuities and variable annuity products. Our exchange-traded index futures contracts have no recorded fair value as they are cash settled daily.

We believe our economic hedging instruments have been and remain economically effective, but for the most part they have not been designated as hedges receiving hedge accounting treatment. Changes in the fair value of derivatives not designated as hedges are reported within net realized capital gains and losses. Certain swaps associated with GIC liabilities and available for sale investments have been designated as fair value hedges. Changes in fair value hedges of GIC liabilities and available for sale securities are reported in net policyholder benefits, along with changes in the hedged item.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the notional amounts and fair values of our derivatives:

                                                            December 31, 2014                 December 31, 2013
                                                    --------------------------------  --------------------------------
                                                    Gross Derivative Gross Derivative Gross Derivative Gross Derivative
                                                         Assets        Liabilities         Assets        Liabilities
                                                    ---------------  ---------------  ---------------  ---------------
                                                    Notional  Fair   Notional  Fair   Notional  Fair   Notional  Fair
(in millions)                                        Amount   Value   Amount   Value   Amount   Value   Amount   Value
-------------                                       -------- ------  -------- ------  -------- ------  -------- ------
Derivatives designated as hedging instruments:
   Interest rate contracts                          $   243  $  172  $    --  $   --  $   161  $  105   $  133  $   15
   Foreign exchange contracts                           182      11       99      29       --      --       --      --
Derivatives not designated as hedging instruments:
   Interest rate contracts                           24,499     398    2,992     275    5,996     691    4,125     650
   Foreign exchange contracts                         2,654     512    2,068     410       --      --       --      --
   Equity contracts/(a)/                              5,481     108   35,433   1,216   26,497     282    5,039     403
   Other contracts/(b)/                              30,580      13       65       7   24,561      10       --      --
                                                    -------  ------  -------  ------  -------  ------   ------  ------
Total derivatives, gross                            $63,639   1,214  $40,657   1,937  $57,215   1,088   $9,297   1,068
                                                    -------  ------  -------  ------  -------  ------   ------  ------
Counterparty netting/(c)/                                      (198)            (198)            (108)            (108)
Cash collateral/(d)/                                           (287)             (14)            (378)             (23)
                                                             ------           ------           ------           ------
   Total derivatives, net                                       729            1,725              602              937
Less: Bifurcated embedded derivatives                            --            1,267               95              403
                                                             ------           ------           ------           ------
Total derivative on balance sheets                           $  729           $  458           $  507           $  534
                                                             ======           ======           ======           ======

(a)Includes bifurcated embedded policy derivatives, which are recorded in policyholder contract deposits.
(b)Consists primarily of contacts with multiple underlying exposures and stable value wrap contracts.
(c)Represents netting of derivative exposures covered by a qualifying master netting agreement.
(d)Represents cash collateral posted and received that is eligible for netting.

The following table presents gains (losses) from our derivatives recognized in the Statements of Income:

                                                                                Years Ended December 31,
                                                                                -----------------------
(in millions)                                                                    2014     2013    2012
-------------                                                                    -----   -----   -----
Net effect of derivative instruments in fair value hedging relationships:/(a)/
   Interest rate contracts                                                      $  (7)   $  (1)  $  --
   Foreign exchange contracts                                                      (4)      --      --
                                                                                 -----   -----   -----
Total                                                                           $ (11)   $  (1)  $  --
                                                                                 =====   =====   =====
Derivatives not designated as hedging instruments
By derivative type:
   Interest rate contracts                                                      $ 506    $(193)  $  13
   Foreign exchange contracts                                                     (33)      --     (48)
   Equity contracts/(b)/                                                         (880)     525    (206)
   Other contracts                                                                 57       39    (243)
                                                                                 -----   -----   -----
Total                                                                           $(350)   $ 371   $(484)
                                                                                 =====   =====   =====
By classification:
   Policy fees                                                                  $  62    $  --   $  --
   Net investment income                                                           --       39       4
   Net realized capital gains (losses)                                           (432)     340    (509)
   Policyholder benefits                                                           17       (5)     21
   Interest credited to policyholder account balances                              (8)      (4)     --
                                                                                 -----   -----   -----
Total                                                                           $(361)   $ 370   $(484)
                                                                                 =====   =====   =====

(a)The amounts presented do not include the periodic net coupon settlements of derivative contract or coupon income (expense) related to the hedged item.
(b)Includes embedded derivative gains (losses) of $(643) million, $972 million and $(105) million during 2014, 2013 and 2012, respectively.

8. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Deferred Policy Acquisition Costs

DAC represents those costs that are incremental and directly related to the successful acquisition of new or renewal of existing insurance contracts. We defer incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such deferred policy acquisition costs generally include agent or broker commissions and bonuses, premium taxes, and medical and inspection fees that would not have been incurred if the insurance

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. We partially defer costs, including certain commissions, when we do not believe that the entire cost is directly related to the acquisition or renewal of insurance contracts.

We also defer a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

Short-duration insurance contracts: Policy acquisition costs are deferred and amortized over the period in which the related premiums written are earned, generally 12 months. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts. Investment income is anticipated in assessing the recoverability of DAC. We assess the recoverability of DAC on an annual basis or more frequently if circumstances indicate an impairment may have occurred. This assessment is performed by comparing recorded net unearned premiums and anticipated investment income on in-force business to the sum of expected claims, claims adjustment expenses, unamortized DAC and maintenance costs. If the sum of these costs exceeds the amount of recorded net unearned premiums and anticipated investment income, the excess is recognized as an offset against the asset established for DAC. This offset is referred to as a premium deficiency charge. Increases in expected claims and claims adjustment expenses can have a significant impact on the likelihood and amount of a premium deficiency charge.

Long-duration insurance contracts: Policy acquisition costs for participating life, traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. The assumptions used to calculate the benefit liabilities and DAC for these traditional products are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. These "locked-in" assumptions include mortality, morbidity, persistency, maintenance expenses and investment returns, and include margins for adverse deviation to reflect uncertainty given that actual experience might deviate from these assumptions. A loss recognition event occurs when there is a shortfall between the carrying amounts of future policy benefit liabilities, net of DAC, and the amount the future policy benefit liabilities, net of DAC, would be when applying updated current assumptions. When we determine that a loss recognition event has occurred, we first reduce any DAC related to that block of business through amortization of acquisition expense, and after DAC is depleted, we record additional liabilities through a charge to policyholder benefits and claims incurred. Groupings for loss recognition testing are consistent with the manner of acquiring and servicing the business and applied by product groupings. We perform separate loss recognition tests for traditional life products, payout annuities and long-term care products. Once loss recognition has been recorded for a block of business, the old assumption set is replaced and the assumption set used for the loss recognition would then be subject to the lock-in principle.

Investment-oriented contracts: Policy acquisition costs and policy issuance costs related to universal life and investment-type products (collectively, investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits (EGPs) to be realized over the estimated lives of the contracts. EGPs include net investment income and spreads, net realized investment gains and losses, fees, surrender charges, expenses, and mortality and morbidity gains and losses. In each reporting period, current period amortization expense is adjusted to reflect actual gross profits. If EGPs change significantly, DAC is recalculated using the new assumptions, and any resulting adjustment is included in income (unlocking). If the new assumptions indicate that future EGPs are higher than previously estimated, DAC will be increased resulting in a decrease in amortization expense and increase in income in the current period; if future EGPs are lower than previously estimated, DAC will be decreased resulting in an increase in amortization expense and decrease in income in the current period. Unlocking of assumptions may result in acceleration of amortization in some products and deceleration of amortization in other products. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

To estimate future EGPs for variable annuity products, a long-term annual asset growth assumption is applied to determine the future growth in assets and related asset-based fees. In determining the asset growth rate, the effect of short-term fluctuations in the equity markets is partially mitigated through the use of a "reversion to the mean" methodology whereby short-term asset growth above or below long-term annual rate assumptions impact the growth assumption applied to the five-year period subsequent to the current balance sheet date. The reversion to the mean

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

methodology allows us to maintain our long-term growth assumptions, while also giving consideration to the effect of actual investment performance. When actual performance significantly deviates from the annual long-term growth assumption, as evidenced by growth assumptions in the five-year reversion to the mean period falling below a certain rate (floor) or above a certain rate
(cap) for a sustained period, judgment may be applied to revise or "unlock" the growth rate assumptions to be used for both the five-year reversion to the mean period as well as the long-term annual growth assumption applied to subsequent periods.

Shadow DAC and Shadow Loss Recognition: DAC held for investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on EGPs, with related changes recognized through other comprehensive income (shadow DAC). The adjustment is made at each balance sheet date, as if the securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. Similarly, for long-duration traditional insurance contracts, if the assets supporting the liabilities maintain a temporary net unrealized gain position at the balance sheet date, loss recognition testing assumptions are updated to exclude such gains from future cash flows by reflecting the impact of reinvestment rates on future yields. If a future loss is anticipated under this basis, any additional shortfall indicated by loss recognition tests is recognized as a reduction in accumulated other comprehensive income (shadow loss recognition). Similar to other loss recognition on long-duration insurance contracts, such shortfall is first reflected as a reduction in DAC and secondly as an increase in liabilities for future policy benefits. The change in these adjustments, net of tax, is included with the change in net unrealized appreciation of investments that is credited or charged directly to other comprehensive income.

Internal Replacements of Long-duration and Investment-Oriented Products: For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If the modification does not substantially change the contract, we do not change the accounting and amortization of existing DAC and related reserves. If an internal replacement represents a substantial change, the original contract is considered to be extinguished and any related DAC or other policy balances are charged or credited to income, and any new deferrable costs associated with the replacement contract are deferred.

The following table presents a rollforward of DAC:

                                                                             Years Ended December 31,
-                                                                            ----------------------
(in millions)                                                                 2014     2013    2012
-------------                                                                ------   ------  ------
Balance, beginning of year                                                   $5,096   $4,158  $4,704
   Acquisition costs deferred                                                   877      790     584
   Accretion of interest/amortization                                          (660)    (581)   (592)
   Effect of unlocking assumptions used in estimating future gross profits       96      105      45
   Effect of realized gains/loss on securities                                  (45)     (37)    (85)
   Effect of unrealized gains/loss on securities                               (204)     661    (498)
   Other/*/                                                                     161       --      --
                                                                             ------   ------  ------
Balance, end of year                                                         $5,321   $5,096  $4,158
                                                                             ======   ======  ======

* The increase in the DAC asset, which principally reflected the impact of the change on periods prior to 2014, was substantially offset by a related increase in the unearned revenue reserves.

Value of Business Acquired (VOBA): VOBA is determined at the time of acquisition and is reported in the Balance Sheets with DAC. This value is based on the present value of future pre-tax profits discounted at yields applicable at the time of purchase. For participating life, traditional life and accident and health insurance products, VOBA is amortized over the life of the business in a manner similar to that for DAC based on the assumptions at purchase. For investment-oriented products, VOBA is amortized in relation to EGPs and adjusted for the effect of unrealized gains or losses on fixed maturity and equity securities available for sale in a manner similar to DAC.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents a rollforward of VOBA:

                                                                                Years Ended
                                                                               December 31,
-                                                                            ----------------
(in millions)                                                                2014  2013  2012
-------------                                                                ----  ----  ----
Balance, beginning of year                                                   $348  $339  $391
   Accretion of interest/amortization                                         (24)  (27)  (15)
   Effect of unlocking assumptions used in estimating future gross profits     13    10     5
   Effect of realized gains/loss on securities                                 (3)   (5)  (23)
   Effect of unrealized gains/loss on securities                              (12)   31   (19)
                                                                             ----  ----  ----
Balance, end of year                                                         $322  $348  $339
                                                                             ====  ====  ====

VOBA amortization, net of accretion of interest, expected to be recorded in each of the next five years is $30 million, $27 million, $25 million, $24 million and $23 million, respectively.

The following table presents a rollforward of deferred sales inducements:

                                                                                 Years Ended
                                                                                 December 31,
-                                                                            -------------------
(in millions)                                                                 2014   2013   2012
-------------                                                                -----  -----  -----
Balance, beginning of year                                                   $ 502  $ 354  $ 555
   Acquisition costs deferred                                                   33     62    112
   Accretion of interest/amortization                                         (114)  (109)  (140)
   Effect of unlocking assumptions used in estimating future gross profits      60     65     27
   Effect of realized gains/loss on securities                                 (12)   (13)    (1)
   Effect of unrealized gains/loss on securities                               (27)   143   (199)
                                                                             -----  -----  -----
Balance, end of year                                                         $ 442  $ 502  $ 354
                                                                             =====  =====  =====

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, Distribution Fee Revenue). We amortize these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

9. VARIABLE INTEREST ENTITIES

A variable interest entity (VIE) is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights or do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

We enter into various arrangements with VIEs in the normal course of business and consolidate the VIEs when we determine we are the primary beneficiary. This analysis includes a review of the VIE's capital structure, related contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued and our involvement with the entity. When assessing the need to consolidate a VIE, we evaluate the design of the VIE as well as the related risks the variable interest holders are exposed to through the design of the entity.

For VIEs with attributes consistent with that of an investment company or a money market fund, the primary beneficiary is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

For all other VIEs, the primary beneficiary is the entity that has both (i) the power to direct the activities of the VIE that most significantly affect the VIE's economic performance and (ii) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

conclusion depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE.

The following table presents the total assets and total liabilities associated with our variable interests in consolidated VIEs, as classified in the Balance
Sheets:

                                               Real
                                            Estate and                   Affordable
                                            Investment   Securitization   Housing
(in millions)                              Entities/(d)/    Vehicles    Partnerships Total
-------------                              ------------  -------------- ------------ ------
December 31, 2014
Assets:
   Bonds available for sale                    $--           $6,705         $ --     $6,705
   Mortgage and other loans receivable          --            1,753           --      1,753
   Other invested assets                         1               --          348        349
   Other/(a)/                                   --              481          171        652
                                               ---           ------         ----     ------
Total assets/(b)/                              $ 1           $8,939         $519     $9,459
                                               ===           ======         ====     ======
Liabilities:
   Notes payable - to affiliates, net          $--           $  660         $ --     $  660
   Notes payable - to third parties, net        --              488           10        498
   Other/(c)/                                   --               --           19         19
                                               ---           ------         ----     ------
Total liabilities                              $--           $1,148         $ 29     $1,177
                                               ===           ======         ====     ======
December 31, 2013
Assets:
   Bonds available for sale                    $--           $6,884         $ --     $6,884
   Mortgage and other loans receivable          --            1,015           --      1,015
   Other invested assets                         1               19          434        454
   Other/(a)/                                   --              936          176      1,112
                                               ---           ------         ----     ------
Total assets/(b)/                              $ 1           $8,854         $610     $9,465
                                               ===           ======         ====     ======
Liabilities:
   Notes payable - to affiliates, net          $--           $  237         $ --     $  237
   Notes payable - to third parties, net        --              346           --        346
   Other/(c)/                                   --              241           31        272
                                               ---           ------         ----     ------
Total liabilities                              $--           $  824         $ 31     $  855
                                               ===           ======         ====     ======

(a)Comprised primarily of short-term investments and other assets at both December 31, 2014 and 2013.
(b)The assets of each VIE can be used only to settle specific obligations of that VIE.
(c)Comprised primarily of amounts due to related parties and other liabilities and derivative liabilities, at fair value, at both December 31, 2014 and 2013.
(d)At December 31, 2014 and 2013, we had no significant off-balance sheet exposure associated with commitments to real estate and investment entities.

We calculate our maximum exposure to loss to be the amount invested in the debt or equity of the VIE and other commitments to the VIE. Interest holders in VIEs sponsored by us generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to us. In limited circumstances, AIG Parent has provided guarantees to certain VIE interest holders.

The following table presents total assets of unconsolidated VIEs in which we hold a variable interest, as well as our maximum exposure to loss associated with these VIEs:

                                                    Maximum Exposure to Loss
                                                  ----------------------------
                                           Total
                                            VIE   On-Balance Off-Balance
  (in millions)                            Assets  Sheet/*/     Sheet    Total
  -------------                            ------ ---------- ----------- -----
  December 31, 2014
     Real estate and investment entities   $4,180    $528        $85     $613
     Affordable housing partnerships        1,055     288         --      288
                                           ------    ----        ---     ----
  Total                                    $5,235    $816        $85     $901
                                           ======    ====        ===     ====
  December 31, 2013
     Real estate and investment entities   $4,130    $492        $50     $542
     Affordable housing partnerships        1,125     191         --      191
                                           ------    ----        ---     ----
  Total                                    $5,255    $683        $50     $733
                                           ======    ====        ===     ====

* At December 31, 2014 and 2013, $816 million and $683 million, respectively, of our total unconsolidated VIE assets were recorded as other invested assets.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Real Estate and Investment Entities and Affordable Housing Partnerships

We participate as a passive investor in the equity issued primarily by third party-managed hedge and private equity funds, and certain real estate entities managed by AIG Asset Management (US), LLC (AIG Investments), an affiliate, and in limited partnerships that develop and operate affordable housing qualifying for tax credits, that are VIEs. We are typically not involved in the design or establishment of these VIEs, nor do we actively participate in the management of the VIEs.

Securitization Vehicles

Aircraft Trusts

In 2003, AIG Parent created two VIEs, Castle 2003-1 Trust and Castle 2003-2 Trust (collectively, the Aircraft Trusts), for the purpose of acquiring, owning, leasing, maintaining, operating and selling aircraft. AGL and other AIG subsidiaries held beneficial interests in these entities, including passive investments in non-voting preferred equity and in debt issued by these entities. Debt of these entities is not an obligation of, or guaranteed by, AGL or by AIG Parent or any of AIG's subsidiaries. Effective June 30, 2014, AGL transferred its non-voting preferred equity interests in the Aircraft Trusts to AIG Parent though the distribution of a non-cash dividend and return of capital, which totaled $500 million. Prior to this distribution, AGL bore the obligation to absorb economic losses or receive economic benefits that could possibly be significant to the Aircraft Trusts and, as a result, we were deemed the primary beneficiary and fully consolidated the Aircraft Trusts. Subsequent to the distribution, AGL is no longer deemed the primary beneficiary of the Aircraft Trusts and, as a result, the accompanying financial statements exclude the financial position, operating results and cash flows of the Aircraft Trusts subsequent to the date of the distribution.

Ambrose

During 2013 and 2014, we entered into securitization transactions that involved the transfer of portfolios of our high grade corporate securities, along with a portfolio of structured securities acquired from AIG, to newly formed special purpose entities, Ambrose 2013-2 (Ambrose 2), Ambrose 2013-3 (Ambrose 3) Ambrose 2013-5 (Ambrose 5) and Ambrose 2014-6 (Ambrose 6) (collectively referred to as the Ambrose entities), which are VIEs. In each transaction, the Ambrose entities issued beneficial interests to us in consideration for the transferred securities. We own the majority of the beneficial interests issued by the Ambrose entities and we maintain the power to direct the activities of the VIEs that most significantly impact their economic performance and bear the obligation to absorb losses or receive benefits from the VIEs that could potentially be significant to the VIEs, accordingly, we consolidate the Ambrose entities.

See Note 17 for additional information on these securitization transactions.

Selkirk

During 2013 and 2014, we entered into securitization transactions in which portfolios of our commercial mortgage loans were transferred to special purpose entities, with us retaining a significant beneficial interest in the securitized loans. As consideration for the transferred loans, we received beneficial interests in certain special purpose entities and cash proceeds from the securitized notes issued to third party investors by other special purpose entities. We determined that we control or we are the primary beneficiary of all of the special purpose entities in the securitization structures, and therefore we consolidate all of these entities, including those that are VIEs.

See Note 17 for additional information on these securitization transactions.

RMBS, CMBS, Other ABS and CDOs

We are passive investors in RMBS, CMBS, other ABS and CDOs, the majority of which are issued by domestic special purpose entities. We generally do not sponsor or transfer assets to, or act as the servicer to these asset backed

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

structures, and were not involved in the design of these entities. Our maximum exposure in these types of structures is limited to our investment in securities issued by these entities. Based on the nature of our investments and our passive involvement in these types of structures, we have determined that we are not the primary beneficiary of these entities.

We have not included these entities in the tables above, however, the fair values of our investments in these structures are reported in Note 3 and Note 4.

10.INSURANCE LIABILITIES

Future Policy Benefits

Future policy benefits primarily include reserves for traditional life and annuity payout contracts, which represent an estimate of the present value of future benefits less the present value of future net premiums. Included in future policy benefits are liabilities for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature.

Future policy benefits also include certain guaranteed benefits of variable annuity products that are not considered embedded derivatives, primarily guaranteed minimum death benefits. See Note 11 for additional information on guaranteed minimum death benefits.

The liability for long-duration future policy benefits has been established including assumptions for interest rates which vary by year of issuance and product, and range from approximately zero percent to 12.0 percent. Mortality and surrender rate assumptions are generally based on actual experience when the liability is established.

For universal life policies with secondary guarantees, we recognize a future policy benefit reserve, in addition to policyholder contract deposits, based on a benefit ratio of (a) the present value of total expected payments, in excess of the account value, over the life of the contract, divided by (b) the present value of total expected assessments over the life of the contract. For universal life policies without secondary guarantees, for which profits followed by losses are first expected after contract inception, we establish future policy benefit reserves, in addition to policyholder contract deposits, so that expected future losses are recognized in proportion to the emergence of profits in the earlier (profitable) years.

For long duration traditional business, a "lock-in" principle applies. The assumptions used to calculate the benefit liabilities and DAC are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. The assumptions include mortality, morbidity, persistency, maintenance expenses, and investment returns. These assumptions are typically consistent with pricing inputs. These assumptions include margins for adverse deviation in the event that actual experience might deviate from these assumptions.

A loss recognition event occurs if observed changes in actual experience or estimates result in projected future losses under loss recognition testing. To determine whether a loss recognition event has occurred, we determine whether a future loss is expected based on updated current assumptions. If a loss recognition event occurs, we recognize the loss by first reducing DAC through amortization expense, and, if DAC is depleted, record additional liabilities through a charge to policyholder benefit expense. See Note 8 for additional information on loss recognition.

Sales of investment securities in connection with a program to utilize capital loss carryforwards, as well as other investment sales with subsequent reinvestment at lower yields, triggered loss recognition expense primarily on certain long-term payout annuity contracts of $21 million, $886 million and $807 million, in 2014, 2013 and 2012, respectively. We also recorded loss recognition expense of $87 million in 2014 and $61 million in 2012 to increase reserves for certain long-term care business.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Policyholder Contract Deposits

The liability for policyholder contract deposits is recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest credited at rates ranging from 0.3 percent to 8.4 percent, less withdrawals and assessed fees). Deposits collected on investment-oriented products are not reflected as revenues, as they are recorded directly to policyholder contract deposits upon receipt. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenues.

In addition to liabilities for universal life, fixed annuities, fixed options with variable annuities, annuities without life contingencies, funding agreements and guaranteed investment contracts, policyholder contract deposits also include our liability for (i) certain guaranteed benefits and equity-indexed features accounted for as embedded derivatives at fair value,
(ii) annuities issued in a structured settlement arrangement with no life contingency and (iii) certain contracts we have elected to account for at fair value. In addition, certain GIC contracts contain embedded derivatives that are bifurcated and carried at fair value in policyholder contract deposits with the change in fair value recorded in policyholder benefits. See Note 3 for discussion of the fair value measurement of embedded policy derivatives and
Note 11 for additional discussions of guaranteed benefits accounted for as embedded derivatives.

Under a funding agreement-backed note issuance program, an unaffiliated, non-consolidated statutory trust issues medium-term notes to investors, which are secured by GICs issued to the trust by the Company. In 2014, a $450 million GIC was issued in conjunction with the funding agreement-backed notes program.

Policy Claims and Benefits Payable

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but not reported (IBNR) claims; and (ii) an estimate, based upon prior experience, for accident and health reported and IBNR losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

We are now taking enhanced measures to, among other things, routinely match policyholder records with the Social Security Administration Death Master File (SSDMF) to determine if insured parties, annuitants, or retained account holders have died and to locate beneficiaries when a claim is payable. If the beneficiary/account owner does not make contact with us within 120 days, we will conduct a "Thorough Search" to locate the beneficiary/account owner. A "Thorough Search" includes at least three attempts in writing to contact the beneficiary and if unsuccessful, at least one contact attempt using a phone number and/or email address in our records.

Other Policyholder Funds

Other policyholder funds include unearned revenue reserves (URR). URR consists of front-end loads on investment-oriented contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. URR for investment-oriented contracts are generally deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC. Amortization of URR is recorded in policy fees.

Other policyholder funds also include provisions for future dividends to participating policyholders, accrued in accordance with all applicable regulatory or contractual provisions. Participating policyholders are the policyholders who share in our earnings based on provisions within the policy contract. These dividends are declared annually by our Board of Directors and may be paid in cash, or they may be applied to reduce future premiums or purchase additional benefits, or they may be left to accumulate with interest until a later date. In addition, certain participating whole life insurance contracts are subject to unique participating policyholder dividend requirements that are imposed by state law. As such, we established an additional liability because it is required by statute to return 90 percent of the profits from the contracts to the policyholders in the form of policyholder dividends which will be paid in the future but are not yet payable. The profits used in the liability calculation consist of discrete components for operating income, realized

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

gains and losses and unrealized gains and losses pertaining to the policies and the assets supporting them. The impact of the unrealized gains and losses component is recorded through other comprehensive income.

Participating life business represented approximately 1.0 percent of the gross insurance in force at December 31, 2014 and 6.0 percent of gross premiums in 2014. Policyholder dividends were $28 million, $28 million and $35 million in 2014, 2013 and 2012, respectively, and are included in policyholder benefits in the Statements of Income.

Certain products are subject to experience adjustments. These include group life and group medical products, credit life contracts, accident and health insurance contracts/riders attached to life policies and, to a limited extent, reinsurance agreements with other direct insurers. Ultimate premiums from these contracts are estimated and recognized as revenue, and the unearned portions of the premiums recorded as liabilities. Experience adjustments vary according to the type of contract and the territory in which the policy is in force and are subject to local regulatory guidance.

11.VARIABLE LIFE AND ANNUITY CONTRACTS

We report variable contracts within the separate accounts when investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and the separate account meets additional accounting criteria to qualify for separate account treatment. The assets supporting the variable portion of variable annuity and variable universal life contracts that qualify for separate account treatment are carried at fair value and reported as separate account assets, with an equivalent summary total reported as separate account liabilities.

Policy values for variable products and investment contracts are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. The current liability at any time is the sum of the current unit value of all investment units in the separate accounts, plus any liabilities for guaranteed minimum death or guaranteed minimum withdrawal benefits included in future policy benefits or policyholder contract deposits, respectively.

Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Net investment income, net investment gains and losses, changes in fair value of assets, and policyholder account deposits and withdrawals related to separate accounts are excluded from the Statements of Income, Comprehensive Income and Cash Flows.

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include guaranteed minimum death benefits (GMDB) that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include guaranteed minimum income benefits (GMIB), guaranteed minimum withdrawal benefits (GMWB), and guaranteed minimum account value (GMAV). A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                           December 31,
                                          ---------------
                      (in millions)        2014    2013
                      -------------       ------- -------
                      Equity funds        $14,844 $15,084
                      Bond funds            4,380   4,517
                      Balanced funds       16,856  11,777
                      Money market funds      295     320
                                          ------- -------
                      Total               $36,375 $31,698
                                          ======= =======

GMDB and GMIB

Depending on the contract, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMIB guarantees a minimum level of periodic income payments upon annuitization. GMDB is our most widely offered benefit; our variable annuity contracts may also include GMIB to a lesser extent.

The liabilities for GMDB and GMIB, which are recorded in future policyholder benefits, represent the expected value of the guaranteed benefits in excess of the projected account value, with the excess recognized ratably over the accumulation period based on total expected assessments, through policyholder benefits. The net amount at risk for GMDB represents the amount of benefits in excess of account value if death claims were filed on all contracts on the balance sheet date.

The following table presents details concerning our GMDB exposures, by benefit type:

                                             December 31, 2014       December 31, 2013
                                          ----------------------- -----------------------
                                                         Highest                 Highest
                                           Net Deposits  Contract  Net Deposits  Contract
                                          Plus a Minimum  Value   Plus a Minimum  Value
(dollars in millions)                         Return     Attained     Return     Attained
---------------------                     -------------- -------- -------------- --------
Account value                                $25,715     $14,373     $20,108     $14,428
Net amount at risk                               586         496         635         620
Average attained age of contract holders          66          68          65          67
Range of guaranteed minimum return rates      0% -5%                  0% -5%

The following table presents a rollforward of the GMDB and GMIB liabilities related to variable annuity contracts:

                                                Years Ended
                                               December 31,
                                             ----------------
                 (in millions)               2014  2013  2012
                 -------------               ----  ----  ----
                 Balance, beginning of year  $378  $401  $439
                    Reserve increase           68    32    30
                    Benefits paid             (63)  (55)  (68)
                                             ----  ----  ----
                 Balance, end of year        $383  $378  $401
                                             ====  ====  ====

We regularly evaluate estimates used to determine the GMDB liability and adjust the additional liability balance, with a related charge or credit to policyholder benefits and losses incurred, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the reserve for GMDB at December 31, 2014:

..   Data used was up to 500 stochastically generated investment performance scenarios.

..   Mean investment performance assumption was 8.5 percent.

..   Volatility assumption was 16.0 percent.

..   Mortality was assumed to be 89.6 percent to 138.7 percent of the 2012 individual annuity mortality table.

..   Lapse rates vary by contract type and duration and range from zero percent to 37.0 percent.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

..   The discount rate ranged from 5.5 percent to 10.0 percent and is based on the growth rate assumptions for the underlying contracts in effect at the time of policy issuance.

GMWB and GMAV

Certain guaranteed benefit and equity index features, which are recorded in policyholder contract deposits, are bifurcated from the host contract and accounted for separately as embedded policy derivatives at fair value, with changes in fair value recognized in net realized capital gains (losses) in the Statements of Income. These include GMWB, GMAV as well as equity index annuities and equity index universal life contracts, which offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index.

Certain of our variable annuity contracts contain optional GMWB and, to a lesser extent, GMAV benefits, which are not currently offered. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living. With a GMAV benefit, the contract holder can monetize the excess of the guarantee amount over the account value of the contract, provided the contract holder persists until the maturity date.

The fair value of our GMWB and GMAV embedded policy derivatives was a net liability of $698 million and a net asset of $89 million at December 31, 2014 and 2013, respectively. We had account values subject to GMWB and GMAV that totaled $30.0 billion and $23.0 billion at December 31, 2014 and 2013, respectively. The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value. The net amount at risk for GMAV represents the present value of minimum guaranteed account value in excess of the current account balance, assuming no lapses. The net amount at risk related to these guarantees was $269 million and $51 million at December 31, 2014 and 2013, respectively. We use derivative instruments and other financial instruments to mitigate a portion of the exposure that arises from GMWB and GMAV benefits.

12.DEBT

Notes payable are carried at the principal amount borrowed, including unamortized discounts and fair value adjustments, when applicable, except for certain notes payable - to affiliates, for which we have elected the fair value option. The change in fair value of notes for which the fair value option has been elected is recorded in other income in the Statements of Income.

See Note 3 for discussion of fair value measurements.

The following table lists our total debt outstanding. The interest rates presented in the following table are the range of contractual rates in effect at December 31, 2014, including fixed and variable-rates:

                                                                                    Balance at
                                                                                    December 31,
                                                          Range of       Maturity   -----------
(in millions)                                          Interest Rate(s)   Date(s)     2014  2013
-------------                                          ----------------  ---------- ------  ----
Notes payable - to affiliates, net:
   Notes payable of consolidated VIEs                  0.00% - 10.00%    2040-2061  $  367  $ 26
   Notes payable of consolidated VIEs, at fair value   3.06% - 3.26%     2041-2060     291   211
   Debt of consolidated investments                                                     --    23
                                                                                    ------  ----
Total notes payable - to affiliates, net                                               658   260
                                                                                    ------  ----
Notes payable - to third parties, net:
   Notes payable of consolidated VIEs                  1.86% - 7.03%     2041-2060     470   346
   FHLB borrowings                                     0.50% - 0.54%          2015      32    32
   Debt of consolidated investments                    5.35% - 7.68%     2016-2038     125    --
                                                                                    ------  ----
Total notes payable - to third parties, net                                            627   378
                                                                                    ------  ----
Total notes payable                                                                 $1,285  $638
                                                                                    ======  ====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents maturities of long-term debt, including fair value adjustments, when applicable:

                                                                          Year Ending
December 31, 2014                                             -----------------------------------
(in millions)                                          Total  2015 2016 2017 2018 2019 Thereafter
-------------                                          ------ ---- ---- ---- ---- ---- ----------
Notes payable - to affiliates, net:
   Notes payable of consolidated VIEs                  $  367 $--  $--  $--  $--  $--    $  367
   Notes payable of consolidated VIEs, at fair value      291  --   --   --   --   --       291
   Debt of consolidated investments                        --  --   --   --   --   --        --
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable - to affiliates, net               $  658 $--  $--  $--  $--  $--    $  658
                                                       ------ ---  ---  ---  ---  ---    ------
Notes payable - to third parties, net:
   Notes payable of consolidated VIEs                     470  --   --   --   --   --       470
   FHLB borrowings                                         32  32   --   --   --   --        --
   Debt of consolidated investments                       125  --   --   --    7   --       118
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable - to third parties, net               627  32   --   --    7   --       588
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable                                    $1,285 $32  $--  $--  $ 7  $--    $1,246
                                                       ====== ===  ===  ===  ===  ===    ======

FHLB Borrowings

Membership with the FHLB provides us with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity. When a cash advance is obtained, we are required to pledge certain mortgage-backed securities, government and agency securities, other qualifying assets and our ownership interest in the FHLB to secure advances obtained from the FHLB. Upon any event of default, the FHLB's recovery would generally be limited to the amount of our liability under advances borrowed.

See Note 4 for additional information.

13.COMMITMENTS AND CONTINGENCIES

Commitments

Leases

We have various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates.

The following table presents the future minimum lease payments under operating leases:

                        (in millions)
                        -------------
                        2015                        $ 30
                        2016                          26
                        2017                          20
                        2018                          14
                        2019                          11
                        Remaining years after 2019    32
                                                    ----
                        Total                       $133
                                                    ====

Rent expense was $29 million, $32 million and $33 million in 2014, 2013 and 2012, respectively.

Commitments to Fund Partnership Investments

We had commitments totaling $580 million and $526 million at December 31, 2014 and 2013, respectively, to provide funding to various limited partnerships. The commitments to invest in limited partnerships and other funds are called at the discretion of each fund, as needed and subject to the provisions of such fund's governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2014, $549 million are currently expected to expire by 2015.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Mortgage Loan Commitments

We have $651 million and $99 million in commitments related to commercial and residential mortgage loans, respectively, at December 31, 2014.

Other Commitments

SAAMCo is the investment advisor of SunAmerica Money Market Fund (the Fund), a series of the SunAmerica Money Market Funds, Inc., which seeks to maintain a stable $1.00 net asset value (NAV) per share. The Fund's market value NAV was negatively impacted by a loss in 2008 on an asset-backed security (Cheyne). SAAMCo has provided certain commitments to the Board of Directors of the Fund to contribute capital to maintain a minimum market value per share up to the amount of the security loss. Management has also committed that should the realized loss carryforward from Cheyne eventually expire, SAAMCo will reimburse the Fund to the extent of the expiration. SAAMCo has recorded a contingent liability of $1 million for expected future capital contributions as of December 31, 2014.

Contingencies

Legal Matters

Various lawsuits against us have arisen in the ordinary course of business. Except as discussed below, we believe it is unlikely that contingent liabilities arising from litigation, income taxes and other matters will have a material adverse effect on our financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. We estimate the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While we cannot predict the amount and timing of any future guaranty fund assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. We had accrued $12 million for these guaranty fund assessments at both December 31, 2014 and 2013, which was reported within other liabilities in the Balance Sheets.

Policyholder benefit expense in 2014 included an increase of approximately $104 million to the estimated reserves for incurred but not reported (IBNR) death claims. The $104 million reserve increase was in addition to amounts previously provided for IBNR claims in 2011 and 2012, which totaled $237 million. We are continuing our efforts to identify deceased insureds and their beneficiaries who have not presented a valid claim, pursuant to the 2012 resolution of a multi-state audit and market conduct examination. The 2014 increase in the IBNR reserve was related primarily to a legacy block of in-force and lapsed small face amount policies, for which the personal data elements to effect a match against the Social Security Death Master File are unavailable or incomplete, such as full legal name, date of birth or Social Security number. In the process of reviewing these policies as required under the terms of the regulatory agreement, we have refined estimates of the ultimate cost of these claims. We believe the reserves for such claims are adequate; however, there can be no assurance that the ultimate cost will not vary from the current estimate.

In addition, the state of West Virginia has two lawsuits pending against us relating to alleged violations of the West Virginia Uniform Unclaimed Property Act, in connection with policies issued by us and by American General Life and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Accident Insurance Company (AGLA, which merged into AGL on December 31, 2012). The State of West Virginia has also filed similar lawsuits against other insurers.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into our operations, practices and procedures, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving us, we believe it is not likely that these regulatory examinations or inquiries will have a material adverse effect on our consolidated financial position, results of operations or cash flows.

14.EQUITY

Accumulated Other Comprehensive Income

The following table presents the components of accumulated other comprehensive income:

                                                               December 31,
                                                             ----------------
  (in millions)                                                2014     2013
  -------------                                              -------  -------
  Fixed maturity and equity securities, available for sale:
     Gross unrealized gains                                  $ 9,096  $ 6,491
     Gross unrealized losses                                    (908)  (2,542)
  Net unrealized gains on other invested assests                 832      897
  Adjustments to DAC, VOBA and deferred sales inducements     (1,183)    (940)
  Shadow loss recognition                                       (872)     (10)
  Foreign currency translation adjustments                       (13)       3
  Deferred income tax                                         (1,026)  (1,168)
                                                             -------  -------
  Accumulated other comprehensive income                     $ 5,926  $ 2,731
                                                             =======  =======

The following table presents the other comprehensive income (loss) reclassification adjustments:

                                          Unrealized
                                         Appreciation
                                           of Fixed
                                           Maturity
                                         Investments
                                           on Which
                                         Other-Than-                 Adjustments
                                          Temporary     Unrealized     to DAC,
                                            Credit     Appreciation   VOBA, and                Foreign
                                         Impairments  (Depreciation)  Deferred    Insurance   Currency
                                             were      of All Other     Sales       Loss     Translation
(in millions)                             Recognized   Investments   Inducements Recognition Adjustments  Total
-------------                            ------------ -------------- ----------- ----------- ----------- -------
Year ended December 31, 2012
Unrealized change arising during period     $1,682       $ 1,787        $(817)     $(1,143)     $ (4)    $ 1,505
Less: Reclassification adjustments
  included in net income                       230        (1,356)        (101)        (807)       --      (2,034)
                                            ------       -------        -----      -------      ----     -------
Total other comprehensive income
  (loss), before income tax expense
  (benefit)                                  1,452         3,143         (716)        (336)       (4)      3,539
Less: Income tax expense (benefit)             545         1,015         (257)        (119)       (2)      1,182
                                            ------       -------        -----      -------      ----     -------
Total other comprehensive income
  (loss), net of income tax expense
  (benefit)                                 $  907       $ 2,128        $(459)     $  (217)     $ (2)    $ 2,357
                                            ======       =======        =====      =======      ====     =======
Year ended December 31, 2013
Unrealized change arising during period     $  461       $(6,597)       $ 885      $ 1,152      $ (9)    $(4,108)
Less: Reclassification adjustments
  included in net income                        92         1,726           50         (886)       --         982
                                            ------       -------        -----      -------      ----     -------
Total other comprehensive income
  (loss), before income tax expense
  (benefit)                                    369        (8,323)         835        2,038        (9)     (5,090)
Less: Income tax expense (benefit)             127        (3,058)         293          713        (3)     (1,928)
                                            ------       -------        -----      -------      ----     -------
Total other comprehensive income
  (loss), net of income tax expense
  (benefit)                                 $  242       $(5,265)       $ 542      $ 1,325      $ (6)    $(3,162)
                                            ======       =======        =====      =======      ====     =======
Year ended December 31, 2014
Unrealized change arising during period     $  130       $ 4,261        $(183)     $  (963)     $(17)    $ 3,228
Less: Reclassification adjustments
  included in net income                        52           163           60         (101)       --         174
                                            ------       -------        -----      -------      ----     -------
Total other comprehensive income
  (loss), before income tax expense
  (benefit)                                     78         4,098         (243)        (862)      (17)      3,054
Less: Income tax expense (benefit)              30           232          (91)        (306)       (6)       (141)
                                            ------       -------        -----      -------      ----     -------
Total other comprehensive income
  (loss), net of income tax expense
  (benefit)                                 $   48       $ 3,866        $(152)     $  (556)     $(11)    $ 3,195
                                            ======       =======        =====      =======      ====     =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the effect of the reclassification of significant items out of accumulated other comprehensive income on the respective line items in the Statements of Income:

                                                       Amount
                                                    Reclassified
                                                   from Accumulated
                                                       Other
                                                   Comprehensive
                                                       Income
                                                   ---------------
                                                    December 31,
                                                   ---------------  Affected Line Item in the
(in millions)                                       2014    2013    Statements of Income
-------------                                      -----   ------   -------------------------------------------------
Unrealized appreciation of fixed maturity
  investments on which other-than-temporary
  credit impairments were recognized               $  52   $   92   Net realized capital gains (losses)
Unrealized appreciation of all other investments     163    1,726   Net realized capital gains (losses)
Adjustments to DAC, VOBA and deferred sales
  inducements                                         60       50   Amortization of deferred policy acquisition costs
Shadow loss recognition                             (101)    (886)  Policyholder benefits
                                                   -----   ------
   Total reclassifications for the period          $ 174   $  982
                                                   =====   ======

Dividends

Dividends that we may pay to the Parent in any year without prior approval of the Texas Department of Insurance (TDI) are limited by statute. The maximum amount of dividends which can be paid over a rolling twelve-month period to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the TDI is limited to the greater of either 10 percent of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of our unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2015 without prior approval of the TDI is $1.9 billion. Dividend payments in excess of positive retained earnings were classified and reported as a return of capital.

Statutory Financial Data

We are required to file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, investment impairments are determined in accordance with statutory accounting practices, assets and liabilities are presented net of reinsurance, policyholder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted. In addition, state insurance regulatory authorities have the right to permit specific practices that deviate from prescribed statutory practices.

The following table presents our statutory net income and capital and surplus:

(in millions)                                              2014   2013    2012
-------------                                             ------ ------- ------
Years Ended December 31,
Statutory net income                                      $1,862 $ 3,431 $3,641
At December 31,
Statutory capital and surplus                              9,167  12,656
Aggregate minimum required statutory capital and surplus   2,184   2,624

15.BENEFIT PLANS

Effective January 1, 2002, our employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the U.S. Plans). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

We are jointly and severally responsible with AIG and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act (ERISA) qualified defined contribution plans and ERISA plans issued

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

by other AIG subsidiaries (the "ERISA Plans). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including us. Accordingly, we are contingently liable for such obligations. We believe that the likelihood of payment under any of these plans is remote. Accordingly, we have not established any liability for such contingencies.

16.INCOME TAXES

The following table presents the income tax expense (benefit) attributable to pre-tax income (loss):

            Years Ended December 31,
            (in millions)                        2014   2013   2012
            -------------                       ------ -----  -----
            Current                             $  401 $  95  $ (21)
            Deferred                               727  (543)  (601)
                                                ------ -----  -----
            Total income tax expense (benefit)  $1,128 $(448) $(622)
                                                ====== =====  =====

The U.S. statutory income tax rate is 35 percent for 2014, 2013 and 2012. Actual income tax (benefit) expense differs from the statutory U.S. federal amount computed by applying the federal income tax rate, due to the following:

  Years Ended December 31,
  (in millions)                                      2014     2013     2012
  -------------                                     ------  -------  -------
  U.S federal income tax expense at statutory rate  $1,055  $ 1,573  $   845
  Adjustments:
     Valuation allowance                                68   (1,999)  (1,457)
     State income tax                                   (1)       8       (2)
     Capital loss carryover write-off                   32       --       --
     Dividends received deduction                      (25)     (23)     (24)
     Other credits, taxes and settlements               (1)      (7)      16
                                                    ------  -------  -------
  Total income tax expense (benefit)                $1,128  $  (448) $  (622)
                                                    ======  =======  =======

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

The following table presents the components of the net deferred tax assets (liabilities):

Years Ended December 31,
(in millions)                                                                2014     2013
-------------                                                              -------  -------
Deferred tax assets:
   Excess capital losses and other tax carryovers                          $   258  $   568
   Basis differential of investments                                         1,865    2,043
   Policy reserves                                                           1,855    2,308
                                                                           -------  -------
Total deferred tax assets                                                    3,978    4,919
                                                                           -------  -------
Deferred tax liabilities:
   Deferred policy acquisition costs                                        (1,699)  (1,973)
   Net unrealized gains on debt and equity securities available for sale    (2,433)  (1,365)
   State deferred tax liabilities                                              (30)     (21)
   Capitalized EDP                                                             (44)     (33)
   Other                                                                       (27)     (26)
                                                                           -------  -------
Total deferred tax liabilities                                              (4,233)  (3,418)
                                                                           -------  -------
Net deferred tax (liability) asset before valuation allowance                 (255)   1,501
Valuation allowance                                                             --   (1,173)
                                                                           -------  -------
Net deferred tax (liability) asset                                         $  (255) $   328
                                                                           =======  =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents our tax losses and credit carryforwards on a tax return basis.

         December 31, 2014                         Tax     Expiration
         (in millions)                     Gross Effected   Periods
         -------------                     ----- -------- ------------
         Net operating loss carryforwards   $65    $ 23   2028 to 2032
         Foreign tax credit carryforwards    --      43   2015 to 2023
         Business credit carryforwards       --     192   2025 to 2033
                                                   ----
         Total carryforwards                       $258
                                                   ====

We are included in the consolidated federal income tax return of our ultimate parent, AIG Parent. Under the tax sharing agreement with AIG Parent, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, we will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

We calculate current and deferred state income taxes using the actual apportionment and statutory rates for states in which we are required to file on a separate basis. In states that have a unitary regime, AIG Parent accrues and pays the taxes owed and does not allocate the provision or cash settle the expense with the members of the unitary group. Unlike for federal income tax purposes, AIG does not have state tax sharing agreements. AIG has determined that because the unitary tax expense will never be borne by the subsidiaries, the state tax unitary liability is not included in this separate company expense.

Assessment of Deferred Tax Asset Valuation Allowance

The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires us to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.

Our framework for assessing the recoverability of deferred tax assets requires us to consider all available evidence, including:

..   the nature, frequency and severity of cumulative financial reporting losses in recent years;

..   the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

..   the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

..   prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of deferred tax assets.

As a result of sales in the ordinary course of business to manage the investment portfolio and the application of prudent and feasible tax planning strategies in 2014, we determined that an additional portion of the capital loss carryforwards will more-likely-than-not be realized prior to their expiration. Accordingly, in 2014, we released $1.2 billion of our deferred tax asset valuation associated with the capital loss carryforwards, of which $68 million was recognized as a reduction to income and the remainder was allocated to other comprehensive income.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Accounting For Uncertainty in Income Taxes

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits:

                                                              Years Ended
                                                              December 31,
                                                              ------------
        (in millions)                                         2014   2013
        -------------                                         ----   ----
        Gross unrecognized tax benefits at beginning of year  $ 92   $85
           Increases in tax position for prior years            --     7
           Decreases in tax position for prior years           (55)   --
                                                              ----   ---
        Gross unrecognized tax benefits at end of year        $ 37   $92
                                                              ====   ===

We regularly evaluate proposed adjustments by taxing authorities. At
December 31, 2014, such proposed adjustments would not have resulted in a material change to our financial condition. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, we do not expect any change to be material to our financial condition.

At December 31, 2014 and 2013, our unrecognized tax benefits, excluding interest and penalties, were $27 million and $36 million, respectively. At December 31, 2014 and 2013, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $27 million for both years.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2014 and 2013, we had accrued $7 million and $16 million, respectively, for the payment of interest (net of the federal benefit) and penalties. In 2014, we recognized income of $10 million, while in 2013 and 2012, we recognized expense of $6 million and $11 million, respectively, of interest (net of the federal benefit) and penalties.

We are currently under IRS examination for the taxable year 2006. Although the final outcome of possible issues raised in any future examination is uncertain, we believe that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. Taxable years 2001 to 2013 remain subject to examination by major tax jurisdictions.

17.RELATED PARTY TRANSACTIONS

Events Related to AIG

AIG Parent is subject to regulation by the Board of Governors of the Federal Reserve System (the Federal Reserve) as a systemically important financial institution (SIFI) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act. AIG Parent was subject to regulation by the Federal Reserve as a savings and loan holding company as of March 31, 2014. The Federal Reserve approved AIG Parent's application to deregister as a savings and loan holding company effective April 4, 2014. AIG Parent will continue to be supervised by the Federal Reserve due to its designation by the Financial Stability Oversight Council as a non-bank SIFI.

On July 1, 2014, as a non-bank SIFI, AIG Parent submitted to its regulators its initial annual plan for rapid and orderly resolution in the event of material financial distress or failure, which must meet several specific standards, including requiring a detailed resolution strategy and analyses of material entities, organizational structure, interconnections and interdependencies, and management information systems, among other elements. The public section of the plan can be found on the websites of the Federal Reserve and the Federal Deposit Insurance Corporation. The Federal Reserve has yet to complete the regulatory framework that will be applicable to AIG Parent as a non-bank SIFI.

On July 18, 2013, the Financial Stability Board (consisting of representatives of national financial authorities of the G20 nations), in consultation with the International Association of Insurance Supervisors and national authorities, identified an initial list of Global Systemically Important Insurers, which included AIG Parent.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Additional information on AIG Parent is publicly available in AIG Parent's regulatory filings with the SEC, which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

Operating Agreements

Pursuant to a cost allocation agreement, we purchase administrative, investment management, accounting, marketing and data processing services from AIG Parent or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. We incurred approximately
$305 million, $297 million and $198 million for such services in 2014, 2013 and 2012, respectively. Accounts payable for such services were $240 million and $190 million at December 31, 2014 and 2013, respectively. We rent facilities and provide services on an allocated cost basis to various affiliates. We also provide shared services, including technology, to a number of AIG's life insurance subsidiaries. Effective January 1, 2013, we became the service provider for additional affiliated companies. We earned approximately
$813 million, $805 million and $282 million for such services and rent in 2014, 2013 and 2012, respectively. Accounts receivable for rent and services were $57 million and $91 million at December 31, 2014 and 2013, respectively.

We pay commissions and fees, including support fees to defray marketing and training costs, to affiliated broker-dealers for distributing our annuity products and mutual funds. Amounts incurred related to the broker-dealer services totaled $55 million, $50 million and $39 million in 2014, 2013 and 2012, respectively. These broker-dealers distribute a significant portion of our variable annuity products, representing approximately 6.0 percent,
7.0 percent and 8.0 percent of premiums received in 2014, 2013 and 2012, respectively. These broker-dealers also distribute a significant portion of our mutual funds, representing approximately 15.0 percent, 16.0 percent and
16.0 percent of sales in 2014, 2013 and 2012, respectively.

On February 1, 2004, SAAMCo entered into an administrative services agreement with our affiliate, The United States Life Insurance Company in the City of New York (USL) (as successor by merger of First SunAmerica Life Insurance Company
(FSA) with and into USL) whereby SAAMCo will pay to USL a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for USL's variable annuity products. Amounts we incurred under this agreement totaled $6 million, $4 million and $3 million in 2014, 2013 and 2012, respectively, and are included in other expenses in our Statements of Income.

On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by our affiliate, The Variable Annuity Life Insurance Company (VALIC), whereby the trusts pay SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement were $18 million, $17 million and $15 million in 2014, 2013 and 2012, respectively, and are net of certain administrative costs incurred by VALIC of $5 million in each of 2014 and 2013 and $4 million in 2012. The net amounts earned by SAAMCo are included in other revenue in our Statements of Income.

Notes of Affiliates

In 2011, we invested $300 million in a 5.57 percent Senior Promissory Note due September 30, 2014, issued by AIG Life Holdings, Inc. (AIGLH) (formerly known as SunAmerica Financial Group, Inc.). We received principal payments of $100 million in each of 2014, 2013 and 2012. As of September 30, 2014, AIGLH had paid all outstanding principal and interest on this loan, thereby extinguishing this note. We recognized interest income of $4 million, $10 million and $16 million on this note during 2014, 2013 and 2012, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Selkirk Transactions

During 2013 and 2014, we transferred portfolios of commercial mortgage loans to newly formed special purpose entities, Selkirk No. 1 Investments (SPV1) and Selkirk No. 3A Investments (SPV1A), respectively. The transactions involved securitizations of the transferred loans and we retained significant beneficial interests in the securitized loans. As consideration for the transferred loans, we received beneficial interests in loan-backed and structured securities (Notes) issued by other newly formed special purpose entities, equity interests in SPV1 and SPV1A, and cash proceeds of $230 million and $144 million from notes issued to third party investors and an affiliate by other special purpose entities, Selkirk No. 1 Limited and Selkirk No. 3 Limited, respectively. The consideration received had an aggregate fair value of $973 million for the SPV1 transaction and $624 million for the SPV1A transaction. AIG Investments services the securitized commercial mortgage loans on behalf of SPV1 and SPV1A.

We consolidate certain of the special purpose entities in the securitization structures, some of which are VIEs. See Note 9 for additional disclosures related to VIEs. As a result, certain of the Notes and our equity interests in SPV1 and SPV1A are eliminated in consolidation, while the securitized commercial mortgage loans remain on our Balance Sheets. On a consolidated basis, the net change in our Balance Sheets as a result of these transactions consisted of additional assets in the form of cash consideration received, which was subsequently invested, and the liabilities for notes payable to third party investors and to an affiliate, VALIC.

Lighthouse VI

During 2013, we, along with VALIC (collectively, the Insurers), executed three transactions in which a portfolio of securities (Transferred Portfolios) was, in each transaction, transferred into a newly established Common Trust Fund
(CTF) in exchange for proportionate interests in all assets within each CTF as evidenced by specific securities controlled by and included within our representative security account. In each transaction, a portion of our securities (Exchange Assets) were transferred into the representative security account of VALIC in exchange for other VALIC securities. Only the transfers of the Exchange Assets between the Insurers qualify for derecognition treatment under ASC 860, "Transfers and Servicing," and thus were the only assets derecognized in the transfer of the Transferred Portfolios into the CTFs. The securities we received for the transfers of the Exchange Assets were initially recognized at fair value and will subsequently be carried at accreted value, based on cash flow projections. We transferred securities with an aggregate fair value of $7.7 billion into the CTFs for all three transactions and recognized gains totaling $250 million on the transfer of the Exchange Assets. AIG Investments manages the portfolio of assets included in the CTFs.

Ambrose Transactions

During 2013 and 2014, we acquired certain financial assets from AIG Parent and subsequently entered into four related securitization transactions with certain affiliates and third parties to enhance our statutory risk-based capital ratio, liquidity and net investment income. The financial assets acquired from AIG Parent in each transaction consisted of a structured security backed by a portfolio of structured securities (Repack Note) and were exchanged for an intraday Demand Note, which was subsequently extinguished. In each securitization transaction, we transferred a portfolio of high grade corporate securities and the Repack Note to one of the newly formed special purpose entities; Ambrose 2, Ambrose 3, Ambrose 5 and Ambrose 6 (the Ambrose entities). As consideration for the transferred securities, we received beneficial interests in three tranches of structured securities (Class A1, B, C and X) issued by each Ambrose entity. The Class A1, B and C Notes were designed to closely replicate the interest and principal amortization payments of the transferred securities. The Class X notes were subsequently transferred to AIG in exchange for cancellation of the Demand Notes described above, which resulted in capital contributions to us. Each Ambrose entity also issued a tranche of Class A2 notes to third party investors. Ambrose 6 also issued
Class A1, B and C notes to an affiliate, VALIC, as consideration for similar transferred financial assets.

Capital commitments from a non-U.S. subsidiary of AIG Parent, which are guaranteed by AIG Parent, were received by Ambrose 2, Ambrose 3, Ambrose 5 and Ambrose 6 in the amount of $300 million, $300 million, $400 million and $200 million, respectively, pursuant to which the promissor will contribute funds to the respective Ambrose entity upon demand. AIG Parent indirectly bears the first loss position in each transaction through its ownership of the Class X

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

notes and its guarantee of the capital commitments. AIG Investments manages the portfolio of assets on behalf of each Ambrose entity.

Each of the Ambrose entities is a VIE and we consolidate all of the Ambrose entities. See Note 9 for additional disclosures related to VIEs. The Class A1, Class B and Class C structured securities we received are eliminated in consolidation. The notes issued by the Ambrose entities that are held by AIG Parent, third parties and an affiliate are classified as notes payable. The Ambrose entities each elected the fair value option for their Class X notes payable. On a consolidated basis, the Ambrose transactions resulted in an increase in our assets (Repack Note and cash), liabilities (notes payable) and AGL shareholder's equity (capital contribution from AIG Parent).

The following table presents the details of the Ambrose transactions:

(in millions)                                              Ambrose 2        Ambrose 3      Ambrose 5        Ambrose 6
-------------                                          ----------------- --------------- -------------- -----------------
Date of transaction                                     February 6, 2013  April 10, 2013  July 25, 2013  October 10, 2014
Combined carrying value of transferred securities and
  Repack Note                                          $           1,985 $         2,117 $        2,618 $             292
Fair value of Class A1 and Class B notes received                  1,933           2,069          2,413               328
Fair value of Class X notes received                                  67              58             83                40

American Home and National Union Guarantees

American Home Assurance Company (American Home) and National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), indirect wholly owned subsidiaries of AIG Parent, have terminated the General Guarantee Agreements (the Guarantees) with respect to our prospectively issued policies and contracts. The Guarantees terminated on December 29, 2006 (Point of Termination). Pursuant to their terms, the Guarantees do not apply to any group or individual policy, contract or certificate issued after the Point of Termination. The Guarantees will continue to cover policies, contracts and certificates with issue dates earlier than the Point of Termination until all insurance obligations under such policies, contracts and certificates are satisfied in full. American Home's and National Union's audited statutory financial statements are filed with the SEC in our registration statements for the variable products that we issued prior to the Point of Termination.

Capital Maintenance Agreement

In March 2011, we entered into a Capital Maintenance Agreement (CMA) with AIG Parent. Among other things, the CMA provided that AIG Parent would maintain our statutory-basis total adjusted capital at or above a specified minimum percentage of our projected Company Action Level Risk-Based Capital. AIG Parent did not make any capital contributions to us under the CMA in the three years ended December 31, 2014. As a result of managing capital through internal AIG Board-approved policies and guidelines, we and AIG agreed to terminate the CMA effective October 31, 2014.

Financing Agreements

On June 1, 2009, we amended and restated a short-term financing arrangement with SAFG Retirement Services, Inc. (SAFGRS), whereby we had the right to borrow up to $500 million from SAFGRS. There was no outstanding balance under this agreement at December 31, 2014 or 2013. This agreement was terminated as of December 31, 2014.

On June 1, 2009, we amended and restated a short-term financing arrangement with SAFGRS, whereby SAFGRS had the right to borrow up to $500 million from us. There was no outstanding balance under this arrangement at December 31, 2014 or 2013. This agreement was terminated as of December 31, 2014.

On September 15, 2006, we amended and restated a short-term financial arrangement with SA Affordable Housing, LLC (SAAH LLC), whereby SAAH LLC had the right to borrow up to $200 million from us. There was no outstanding

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

balance under this agreement at December 31, 2014 or 2013. This agreement was terminated as of December 31, 2014.

GIC Assumption

In 2011, we entered into three assignment and assumption agreements with AIGMFC, certain bank trustees, and three unaffiliated bond issuers (the Issuers), pursuant to which we assumed all of AIGMFC's obligations under certain GIC agreements previously entered into between AIGMFC and the bank trustees which related to certain bond obligations of the Issuers. As part of this assignment and assumption, we received from AIGMFC amounts that represented the then-outstanding principal amount of investments under the referenced GIC agreements, plus related accrued but unpaid interest. We also entered into a swap with AIG Markets, Inc. (AIG Markets) in connection with each of these transactions, which, among other things, provides a fee to us for assuming the obligations under the GIC agreements and economically hedges our interest rate risk associated with the assumed GICs. Obligations of AIG Markets under the swaps are guaranteed by AIG Parent.

Other

We engage in structured settlement transactions, certain of which involve affiliated property and casualty insurers that are subsidiaries of AIG Parent. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life-contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity (SPIA) issued by us for the ultimate benefit of the claimant. The portion of our liabilities related to structured settlements involving life contingencies is reported in future policy benefits, while the portion not involving life contingencies is reported in policyholder contract deposits. In certain structured settlement arrangements, the property and casualty insurance company remains contingently liable for the payments to the claimant. We had liabilities of $1.4 billion at both December 31, 2014 and 2013 related to SPIAs issued by us in conjunction with structured settlement transactions involving affiliated property and casualty insurers where those members remained contingently liable for the payments to the claimant. In addition, we had liabilities for the structured settlement transactions where the affiliated property and casualty insurers were no longer contingently liable for the payments to the claimant.

During 2014, we entered into a Share Purchase Agreement with AIG Parent by which we sold all of our interests in The People's Insurance Company (Group) of China Limited (PICC Group) to AIG Parent at fair market value, based on the closing price of the PICC Group shares as quoted on the Hong Kong Stock Exchange on August 13, 2014. The transaction closed on August 15, 2014 and we received $484 million as consideration for the sale.

18. SUBSEQUENT EVENTS

We have evaluated subsequent events through April 27, 2015.

                        AMERICAN HOME ASSURANCE COMPANY
                                AN AIG COMPANY

                               NAIC Code: 19380

                     Statutory Basis Financial Statements
                       As of December 31, 2014 and 2013
           and for the years ended December 31, 2014, 2013 and 2012

                                  [LOGO] AIG

                        AMERICAN HOME ASSURANCE COMPANY

                     Statutory Basis Financial Statements

  As of December 31, 2014 and 2013 and for the years ended December 31, 2014,
                                 2013 and 2012

                               TABLE OF CONTENTS

         Independent Auditor's Report                                                  1

         Statements of Admitted Assets                                                 3

         Statements of Liabilities, Capital and Surplus                                4

         Statements of Operations and Changes in Capital and Surplus                   5

         Statements of Cash Flows                                                      6

Note 1   Organization and Summary of Significant Statutory Basis Accounting Policies   7

Note 2   Accounting Adjustments to Statutory Basis Financial Statements               19

Note 3   Investments                                                                  22

Note 4   Fair Value of Financial Instruments                                          31

Note 5   Reserves for Losses and Loss Adjustment Expenses                             33

Note 6   Related Party Transactions                                                   35

Note 7   Reinsurance                                                                  45

Note 8   Income Taxes                                                                 47

Note 9   Capital and Surplus, Dividend Restrictions and Quasi-Reorganizations         53

Note 10  Contingencies                                                                54

Note 11  Other Significant Matters                                                    58

Note 12  Subsequent Events                                                            60

                         INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Stockholders of American Home Assurance Company

We have audited the accompanying statutory basis financial statements of American Home Assurance Company (the "Company"), which comprise the statements of admitted assets, liabilities and capital and surplus as of December 31, 2014 and 2013, and the related statements of operations and changes in capital and surplus and of cash flows for each of the three years in the period ended December 31, 2014.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS
Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of the financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY
Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES
As described in Note 1B to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1B and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES
In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2014 and 2013, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2014.

OPINION ON STATUTORY BASIS OF ACCOUNTING
In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2014 and 2013, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2014, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services, as described in Note 1B.

EMPHASIS OF MATTERS
As discussed in Notes 1 and 6 to the accompanying financial statements, effective January 1, 2014, the National Union Admitted Lines Pooling Agreement and the AIG Property Casualty Surplus Lines Pooling Agreement were amended and replaced with a combined pooling agreement among the existing companies and AIU Insurance Company (the "Combined Pooling Agreement"). The Company's financial information as of and for the year ended December 31, 2014 has therefore been presented in accordance with the terms of the Combined Pooling Agreement. The comparative financial statements as of December 31, 2013 and for each of the years ended December 31, 2013 and 2012 are reflective of the National Union Admitted Lines Pooling Agreement participation percentage that was in place during those years. Our opinion is not modified with respect to this matter.

As discussed in Notes 1, 5 and 6 to the accompanying financial statements, the Company has entered into significant transactions with certain affiliated entities. Our opinion is not modified with respect to this matter.

/s/ PricewaterhouseCoopers LLP
April 28, 2015
New York, New York

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

                         STATEMENTS OF ADMITTED ASSETS

------------------------------------------------------------------------------------
                                                        DECEMBER 31,   DECEMBER 31,
                                                            2014           2013
------------------------------------------------------------------------------------

Cash and invested assets:
   Bonds, primarily at amortized cost (fair
   value: 2014 - $19,061,711; 2013 -
   $17,496,763)                                        $  18,100,940  $  16,780,357
   Common stocks, at carrying value adjusted
   for nonadmitted assets (cost: 2014 -
   $86,761; 2013 - $126,081)                                 107,011        122,839
   Preferred stocks, primarily at fair value
   (cost: 2014 - $18,412; 2013 - $0)                          18,412              -
   Other invested assets (cost: 2014 -
   $2,482,642; 2013 - $1,642,346)                          2,861,427      1,993,925
   Mortgage loans                                          1,049,708        536,056
   Derivative instruments                                      1,342         13,978
   Short-term investments, at amortized cost
   (approximates fair value)                                 294,574        308,868
   Cash and cash equivalents                                 432,496        185,319
   Receivable for securities sold and other                    2,821          9,116
------------------------------------------------------------------------------------
       TOTAL CASH AND INVESTED ASSETS                  $  22,868,731  $  19,950,458
------------------------------------------------------------------------------------

Investment income due and accrued                      $     161,436  $     168,495
Agents' balances or uncollected premiums:
   Premiums in course of collection                          710,959        770,420
   Premiums and installments booked but
   deferred and not yet due                                  284,714        301,572
   Accrued retrospective premiums                            694,174        938,213
Amounts billed and receivable from high
deductible policies                                           89,026         90,030
Reinsurance recoverable on loss payments                     404,789        443,153
Funds held by or deposited with reinsurers                   190,688        184,412
Net deferred tax assets                                      794,369        639,865
Equities in underwriting pools and associations              117,991        138,321
Receivables from parent, subsidiaries and
affiliates                                                       737         17,586
Other assets                                                 140,861        149,983
Allowance provision                                          (81,531)      (121,029)
------------------------------------------------------------------------------------
       TOTAL ADMITTED ASSETS                           $  26,376,944  $  23,671,479
------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
3   STATEMENTS OF ADMITTED ASSETS - As of December 31, 2014 and 2013.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS, EXCEPT SHARE INFORMATION)
--------------------------------------------------------------------------------

                STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS

--------------------------------------------------------------------------------------
                                                          DECEMBER 31,   DECEMBER 31,
                                                              2014           2013
--------------------------------------------------------------------------------------
LIABILITIES

Reserves for losses and loss adjustment expenses         $  13,429,560  $  12,445,415
Paid loss clearing contra liability (loss reserve
offset)                                                       (172,490)      (164,131)
Unearned premium reserves                                    2,969,133      3,062,890
Commissions, premium taxes, and other expenses payable         247,430        330,831
Reinsurance payable on paid loss and loss adjustment
expenses                                                       163,373        316,486
Current federal taxes payable to parent                          4,811          2,818
Funds held by company under reinsurance treaties             1,050,864      1,080,691
Provision for reinsurance                                       60,702         57,751
Ceded reinsurance premiums payable, net of ceding
commissions                                                    366,538        443,051
Collateral deposit liability                                   339,680        414,290
Payable for securities purchased                                50,011         13,163
Payable to parent, subsidiaries and affiliates                 250,332         16,642
Derivative instruments                                               -         20,781
Other liabilities                                              369,096        539,114
--------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                     $  19,129,040  $  18,579,792
--------------------------------------------------------------------------------------

CAPITAL AND SURPLUS

Common capital stock, par value - 2014: $17, 2013:
$11.5065; 1,758,158 shares authorized, 1,695,054
shares issued and outstanding                            $      28,816  $      19,504
Capital in excess of par value                               5,363,191      4,048,510
Unassigned surplus                                           1,853,236      1,022,075
Special surplus funds from retroactive reinsurance               1,884          1,598
Special surplus funds from health insurance providers              777              -
--------------------------------------------------------------------------------------
TOTAL CAPITAL AND SURPLUS                                $   7,247,904  $   5,091,687
--------------------------------------------------------------------------------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS                   $  26,376,944  $  23,671,479
--------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
4 STATEMENTS OF LIABILITIES, CAPITAL and SURPLUS - As of December 31, 2014 and 2013.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

          STATEMENTS OF OPERATIONS AND CHANGES IN CAPITAL AND SURPLUS

--------------------------------------------------------------------------------------------------
                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                         -----------------------------------------
                                                             2014          2013          2012
--------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Underwriting Income:
PREMIUMS EARNED                                          $  5,592,905  $  5,426,625  $  5,357,689
--------------------------------------------------------------------------------------------------
Underwriting deductions:
   Losses incurred                                          3,415,939     3,156,380     3,633,608
   Loss adjustment expenses incurred                          732,787       644,056       625,094
   Other underwriting expenses incurred                     1,673,831     2,156,743     1,765,943
--------------------------------------------------------------------------------------------------
TOTAL UNDERWRITING DEDUCTIONS                               5,822,557     5,957,179     6,024,645
--------------------------------------------------------------------------------------------------
Loss portfolio transfer:
   Premiums from affiliated loss portfolio
   transfer                                                         -             -       (40,241)
   Losses recognized from affiliated loss
   portfolio transfer                                               -             -        40,241
--------------------------------------------------------------------------------------------------
NET UNDERWRITING LOSS                                        (229,652)     (530,554)     (666,956)
--------------------------------------------------------------------------------------------------
Investment gain:
   Net investment income earned                             1,187,728       896,309       911,306
   Net realized capital (losses) gains (net of
   capital gains tax expense (benefit): 2014 -
   $53,044; 2013 - $37,062; 2012 - $48,295)                  (160,836)      344,178        56,339
--------------------------------------------------------------------------------------------------
NET INVESTMENT GAIN                                         1,026,892     1,240,487       967,645
--------------------------------------------------------------------------------------------------
Net gain (loss) from agents' or premium balances
charged-off                                                    (1,256)      (24,262)      (57,047)
Other (expense) income                                        (10,795)       (8,825)       10,700
--------------------------------------------------------------------------------------------------
INCOME AFTER CAPITAL GAINS TAXES AND BEFORE
FEDERAL INCOME TAXES                                          785,189       676,846       254,342
Federal and foreign income tax (benefit) expense              (23,041)      (26,144)      (31,163)
--------------------------------------------------------------------------------------------------
NET INCOME                                               $    808,230  $    702,990  $    285,505
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Changes in Capital and Surplus

Capital and surplus, as of December 31, previous
year                                                     $  5,091,687  $  6,004,343  $  5,667,303
   Adjustment to beginning surplus (Note 2)                    (6,366)      (94,261)      (29,278)
--------------------------------------------------------------------------------------------------
Capital and surplus, as of January 1,                       5,085,321     5,910,082     5,638,025
   Other changes in capital and surplus:
       Net income                                             808,230       702,990       285,505
       Change in net unrealized capital losses
       (net of capital gains tax expense
       (benefit) : 2014 - $8,243; 2013 -
       $(30,923); 2012 - $21,950)                             (46,716)     (172,094)      (40,778)
       Change in net deferred income tax                     (390,531)      (27,917)      (22,439)
       Change in nonadmitted assets                           731,170      (210,064)      208,727
       Change in provision for reinsurance                     (2,951)       (8,640)       29,414
       Capital contribution (distribution)                  1,314,681             -      (645,750)
       Quasi-reorganization                                         -             -     1,000,000
       Change in par value of common stock                      9,312             -             -
       Dividends to stockholder                              (383,554)   (1,214,959)     (522,716)
       Foreign exchange translation                           122,577       113,151        74,961
       Other surplus adjustments                                  365          (862)         (606)
--------------------------------------------------------------------------------------------------
   TOTAL CHANGES IN CAPITAL AND SURPLUS                     2,162,583      (818,395)      366,318
--------------------------------------------------------------------------------------------------
Capital and Surplus, as of December 31,                  $  7,247,904  $  5,091,687  $  6,004,343
--------------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
5 STATEMENTS OF OPERATIONS and CHANGES IN CAPITAL AND SURPLUS - for the years ending December 31, 2014, 2013 and 2012

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

                           STATEMENTS OF CASH FLOWS

                                                               YEARS ENDED DECEMBER 31,
                                                      ------------------------------------------
                                                           2014          2013          2012
------------------------------------------------------------------------------------------------

CASH FROM OPERATIONS

   Premiums collected, net of reinsurance             $   5,588,211  $  5,894,743  $  5,313,202
   Net investment income                                  1,007,711       782,466       809,251
   Miscellaneous expense                                    (93,572)      (75,119)       (6,214)
------------------------------------------------------------------------------------------------
   SUB-TOTAL                                          $   6,502,350  $  6,602,090  $  6,116,239
------------------------------------------------------------------------------------------------
   Benefit and loss related payments                      3,768,172     3,564,863     3,593,294
   Commission and other expense paid                      2,427,080     2,706,806     2,502,676
   Federal and foreign income taxes (recovered)
   paid                                                     (17,295)        6,848         1,012
------------------------------------------------------------------------------------------------
   NET CASH PROVIDED FROM OPERATIONS                  $     324,393  $    323,573  $     19,257
------------------------------------------------------------------------------------------------

CASH FROM INVESTMENTS

PROCEEDS FROM INVESTMENTS SOLD, MATURED, OR REPAID
   Bonds                                                  5,593,141     4,490,034     4,505,552
   Stocks                                                    16,579         4,875         2,833
   Mortgage loans                                            42,692         1,447           149
   Other                                                    387,924       196,798       243,676
------------------------------------------------------------------------------------------------
   TOTAL PROCEEDS FROM INVESTMENTS SOLD, MATURED,
   OR REPAID                                          $   6,040,336  $  4,693,154  $  4,752,210
------------------------------------------------------------------------------------------------
COST OF INVESTMENTS ACQUIRED
   Bonds                                                  6,009,703     4,170,608     3,659,690
   Stocks                                                   360,248        39,032         2,736
   Mortgage loans                                           583,079       464,025        59,296
   Other                                                    896,503       641,962       278,203
------------------------------------------------------------------------------------------------
   TOTAL COST OF INVESTMENTS ACQUIRED                 $   7,849,533  $  5,315,627  $  3,999,925
------------------------------------------------------------------------------------------------
   NET CASH (USED IN) PROVIDED FROM INVESTING
   ACTIVITIES                                         $  (1,809,197) $   (622,473) $    752,285
------------------------------------------------------------------------------------------------

CASH FROM FINANCING AND MISCELLANEOUS SOURCES

   Capital contributions                                        610             -       300,000
   Dividends to stockholder                                (150,000)     (820,000)     (455,589)
   Intercompany receipts (payments)                       1,991,197        91,276      (164,090)
   Net deposit activity on deposit-type contracts
   and other insurance                                       (9,767)      (23,833)       (1,683)
   Equities in underwriting pools and associations           94,797       476,434        54,713
   Collateral deposit liability (payments)
   receipts                                                 (74,610)       37,313        77,021
   Other (payments) receipts                               (134,540)     (102,417)      105,869
------------------------------------------------------------------------------------------------
   NET CASH PROVIDED BY (USED IN) FINANCING AND
   MISCELLANEOUS ACTIVITIES                               1,717,687      (341,227)      (83,759)
------------------------------------------------------------------------------------------------
NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS               232,883      (640,127)      687,783
CASH AND SHORT-TERM INVESTMENTS
------------------------------------------------------------------------------------------------
   BEGINNING OF YEAR                                  $     494,187  $  1,134,314  $    446,531
------------------------------------------------------------------------------------------------
   END OF YEAR                                        $     727,070  $    494,187  $  1,134,314
------------------------------------------------------------------------------------------------

   Refer to Note 11 E for description of non-cash items.

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
6   STATEMENTS OF CASH FLOW - for the years ended December 31, 2014, 2013 and 2012

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES
--------------------------------------------------------------------------------

A. BASIS OF ORGANIZATION AND PRESENTATION
--------------------------------------------------------------------------------

Organization
--------------------------------------------------------------------------------
American Home Assurance Company ("the Company" or "American Home") is a direct wholly-owned subsidiary of AIG Property Casualty U.S., Inc. ("AIG PC US"), a Delaware corporation, which is in turn owned by AIG Property Casualty Inc.
("AIG PC"), a Delaware corporation. The Company's ultimate parent is American International Group, Inc. (the "Ultimate Parent" or "AIG"). AIG conducts its property and casualty operations through multiple line companies writing substantially all commercial (casualty, property, specialty and financial liability) and consumer (accident & health and personal lines) both domestically and abroad. During 2013, Chartis U.S., Inc., Chartis Inc., Chartis International, LLC, Chartis Property Casualty Company, Chartis Specialty Insurance Company and Chartis Casualty Company were renamed as AIG Property Casualty U.S., Inc., AIG Property Casualty Inc., AIG Property Casualty International, LLC, AIG Property Casualty Company, AIG Specialty Insurance Company and AIG Assurance Company, respectively.

Effective January 1, 2014, the National Union Admitted Lines Pooling Agreement (the "Admitted Pooling Agreement") and the AIG Property Casualty Surplus Lines Pooling Agreement (the "Surplus Pooling Agreement") were amended and replaced with a combined pooling agreement among the existing companies and AIU Insurance Company (the "Combined Pooling Agreement"), as listed below (the "Combined Pool").

The member companies of the 2014 Combined Pool, their National Association of Insurance Commissioners ("NAIC") company codes, inter-company pooling percentages under the Combined Pooling Agreement, previous participation in the terminated pools, and states of domicile are as follows:

                                                                   2014 COMBINED 2013 ADMITTED 2013 SURPLUS
                                                          NAIC         POOL      PARTICIPATION PARTICIPATION 2014 STATE OF
                      COMPANY                         COMPANY CODE  PERCENTAGE    PERCENTAGE    PERCENTAGE     DOMICILE
---------------------------------------------------------------------------------------------------------------------------
National Union Fire Insurance Company of Pittsburgh,
Pa. (National Union)*                                    19445          30%           38%           N/A        Pennsylvania
American Home                                            19380          30%           36%           N/A          New York
Lexington Insurance Company (Lexington)                  19437          30%           N/A           90%          Delaware
Commerce and Industry Insurance Company (C&I)            19410          5%            11%           N/A          New York
AIG Property Casualty Company (APCC)                     19402          5%             5%           N/A        Pennsylvania
The Insurance Company of the State of Pennsylvania
(ISOP)                                                   19429          0%             5%           N/A        Pennsylvania
New Hampshire Insurance Company (New Hampshire)          23841          0%             5%           N/A        Illinois/**/
AIG Specialty Insurance Company (Specialty)              26883          0%            N/A           10%          Illinois
AIG Assurance Company (Assurance)                        40258          0%             0%           N/A        Pennsylvania
Granite State Insurance Company (Granite)                23809          0%             0%           N/A        Illinois/**/
Illinois National Insurance Co. (Illinois National)      23817          0%             0%           N/A          Illinois
AIU Insurance Company (AIU)                              19399          0%            N/A           N/A          New York

*Lead Company of the Combined Pool
**Companies were re-domesticated to Illinois from Pennsylvania in 2014

Refer to Note 6 for additional information on the Combined Pool and the effects of the changes in the intercompany pooling arrangements (the "2014 Pooling Restructure Transaction").

The Company accepts commercial business primarily through a network of independent retail and wholesale brokers and through an independent agency network. In addition, the Company accepts consumer business primarily through agents and brokers, as well as through direct marketing, partner organizations and the internet. There were no Managing Agents or Third party administrators who placed direct written premium with the Company in an account exceeding more than 5.0 percent of surplus of the Company for the years ending December 31, 2014 and 2013.

--------------------------------------------------------------------------------
7 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The Company is diversified in terms of classes of its business, distribution network and geographic locations. The Company has direct written premium concentrations of 5.0 percent or more in the following locations:

   STATE/ LOCATION        2014       2013      2012
------------------------------------------------------
Florida                $   69,724  $ 49,869 $   36,719
New York                   27,936    15,068     41,487
Foreign - Japan         *(443,765)  785,232  1,022,151

*Includes impact of (726,095) reserve transfer due to the Japan Branch
 Conversion.

Basis of Presentation
--------------------------------------------------------------------------------
The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services ("NY SAP"). Certain balances relating to prior periods have been reclassified to conform to the current year's presentation.

Additionally, the financial statements include the Company's U.S. operations, its Japan and Argentina branch operations and its participation in the American International Overseas Association (the "Association"), as described in Note 6.

The Company's financial information as of and for the year ended December 31, 2014 has been presented in accordance with the terms of the Combined Pooling Agreement. The 2013 and 2012 financial information is reflective of the Company's Admitted Pooling Agreement participation percentage in place during those years.

B. Permitted and Prescribed Practices
--------------------------------------------------------------------------------
NY SAP recognizes only statutory accounting practices prescribed or permitted by the New York State Department of Financial Services ("NY DFS") for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Code. The NAIC Statutory Accounting Principles included within the Accounting Practices and Procedures Manual ("NAIC SAP") have been adopted as a component of prescribed practices by the NY DFS. The
Superintendent of the NY DFS (the "Superintendent") has the right to permit other specific practices that differ from prescribed practices.

NY SAP has prescribed the practice of discounting workers' compensation known case loss reserves on a non-tabular basis. This practice is not prescribed under NAIC SAP.

With the concurrence of the NY DFS, the Company has also discounted certain of its asbestos reserves, specifically, those for which future payments have been identified as fixed and determinable.

NY SAP has prescribed the availability of certain offsets in the calculation of the Provision for reinsurance which are not prescribed by NAIC SAP. With the concurrence of NY DFS, the Company has reduced its Provision for reinsurance to reflect the transfer of the collection risk on certain of the Company's asbestos related reinsurance recoverables to an authorized third party reinsurer in connection with its participation in the Combined Pool. For 2013, the Company applied the specific NY SAP requirements in the determination of the Provision for reinsurance.

In 2014, the Company received a permitted practice to present the consideration received in relation to loss reserves transferred as part of the updated and amended Combined Pooling Agreement transaction within paid losses rather than as premiums written and earned. For more information, see Note 6. Similarly, in 2013, the Company received a permitted practice to present the consideration received in relation to loss reserves transferred by novation as negative paid losses rather than premium written and earned, in relation to the withdrawal of a foreign affiliate from the Association, as described in Note 6. The Company requested such permitted practices as it believed the presentation within premiums would be distortive to the financial statements and not indicative of the economic substance of the respective transactions.

The use of the aforementioned prescribed and permitted practices has not affected the Company's ability to comply with the NAIC's risk based capital and surplus requirements for the 2014, 2013 and 2012 reporting periods.

--------------------------------------------------------------------------------
8 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------


A reconciliation of the net income and capital and surplus between NAIC SAP and practices prescribed or permitted by NY SAP is shown below:

-----------------------------------------------------------------------------------------------------------------
                                                                                 2014        2013        2012
-----------------------------------------------------------------------------------------------------------------
NET INCOME, NEW YORK BASIS                                                    $  808,230  $  702,990  $  285,505
State Prescribed Practices - addition (charge) NAIC SAP:
   Change in non-tabular discounting                                              40,320      31,634     (70,542)
-----------------------------------------------------------------------------------------------------------------
NET INCOME, NAIC SAP                                                             848,550     734,624     214,963
-----------------------------------------------------------------------------------------------------------------
STATUTORY SURPLUS, NEW YORK BASIS                                              7,247,904   5,091,687   6,004,343
State Prescribed Practices - (charge) NAIC SAP:
   Non-tabular discounting                                                      (383,098)   (423,418)   (455,052)
   Credits for reinsurance                                                       (39,545)    (27,834)   (118,047)
   Credits for collection risk on certain asbestos reinsurance recoveries        (81,048)   (156,997)    (88,189)
-----------------------------------------------------------------------------------------------------------------
STATUTORY SURPLUS, NAIC SAP                                                   $6,744,213  $4,483,438  $5,343,055
-----------------------------------------------------------------------------------------------------------------

C. Use of Estimates in the Preparation of the Financial Statements
--------------------------------------------------------------------------------
The preparation of statutory financial statements in accordance with NY SAP requires the application of accounting policies that often involve a significant degree of judgment. The Company's accounting policies that are most dependent on the application of estimates and assumptions are considered critical accounting estimates and are related to the determination of:
..   Reserves for losses and loss adjustment expenses ("LAE") including estimates and recoverability of the related reinsurance assets;
..   Legal contingencies, including those related to the settlement and adjudication of claims;
..   Other than temporary impairment ("OTTI") losses on investments;
..   Fair value of certain financial assets, impacting those investments measured at fair value in the Statements of Admitted Assets, Liabilities, Capital and Surplus, as well as unrealized gains (losses) included in capital and surplus; and
..   Income tax assets and liabilities, including the recoverability and admissibility of net deferred tax assets and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset.

These accounting estimates require the use of assumptions about matters, including some that are highly uncertain at the time of estimation. It is reasonably possible that actual experience may materially differ from the assumptions used and therefore the Company's statutory financial condition, results of operations and cash flows could be materially affected.

D. Accounting Policy Differences
--------------------------------------------------------------------------------
NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("US GAAP"). NAIC SAP varies from US GAAP in certain respects, including:

------------------------------------------------------------------------------------------------------------------
       TRANSACTIONS                     NAIC SAP TREATMENT                          US GAAP TREATMENT
------------------------------------------------------------------------------------------------------------------
POLICY ACQUISITION COSTS     Costs are immediately expensed and are     Costs directly related to the successful
Principally brokerage        included in Other Underwriting Expenses,   acquisition of new or renewal insurance
commissions and premium      except for reinsurance ceding commissions  contracts are deferred and amortized over
taxes arising from the       received in excess of the cost to acquire  the term of the related insurance
issuance of insurance        business which are recognized as a         coverage.
contracts.                   deferred liability and amortized over the
                             period of the reinsurance agreement.
------------------------------------------------------------------------------------------------------------------
UNEARNED PREMIUMS, UNPAID    Presented net of reinsurance recoverable.  Presented gross of reinsurance with
LOSSES AND LOSS EXPENSE                                                 corresponding reinsurance recoverable
LIABILITIES                                                             assets for prepaid reinsurance and
                                                                        reinsurance recoverable on unpaid losses,
                                                                        respectively.
------------------------------------------------------------------------------------------------------------------
RETROACTIVE REINSURANCE      Gains and losses are recognized in         Gains are deferred and amortized over the
CONTRACTS                    earnings and surplus is segregated to the  settlement period of the ceded claim
                             extent gains are recognized. Certain       recoveries. Losses are immediately
                             retroactive intercompany reinsurance       recognized in the Statements of
                             contracts are accounted for as             Operations.
                             prospective reinsurance if there is no
                             gain in surplus as a result of the
                             transaction.

--------------------------------------------------------------------------------
9 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------


TRANSACTIONS                            NAIC SAP TREATMENT                          US GAAP TREATMENT
------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN BONDS HELD    Investment grade securities (rated by      All available for sale investments are
AS:                          NAIC as class 1 or 2) are carried at       carried at fair value with changes in
1) AVAILABLE FOR SALE        amortized cost. Non- investment grade      fair value, net of applicable taxes,
2) FAIR VALUE OPTION         securities (NAIC rated 3 to 6) are         reported in accumulated other
                             carried at the lower of amortized cost     comprehensive income within shareholder's
                             and fair value.                            equity.

                                                                        Fair value option investments are carried
                                                                        at fair value with changes in fair value,
                                                                        net of applicable projected income taxes,
                                                                        reported in net investment income.
------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN EQUITY        Carried at fair value with unrealized      Same treatment as available for sale
SECURITIES CLASSIFIED AS:    gains and losses reported, net of          investments in bonds.
1) AVAILABLE FOR SALE        applicable taxes, in the Statement of
2) FAIR VALUE OPTION         Changes in Capital and Surplus.
                                                                        Fair value option investments are carried
                                                                        at fair value with changes in fair value,
                                                                        net of applicable projected income taxes,
                                                                        reported in net investment income.
------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN LIMITED       Carried at the underlying US GAAP equity   If aggregate interests allow the holding
PARTNERSHIPS, HEDGE FUNDS    with results from the investment's         entity to exercise more than minor
AND PRIVATE EQUITY INTERESTS operations recorded, net of applicable     influence (typically more than 3%), the
                             taxes, as Unrealized gains (losses)        investment is carried at Net Asset Value
                             directly in the Statements of Changes in   ("NAV") with changes in value recorded to
                             Capital and Surplus.                       net investment income.

                                                                        Where the aggregate interests allow the
                                                                        entity to exercise only minor influence
                                                                        (typically less than 3%), the investment
                                                                        is recorded at NAV with changes in value
                                                                        recorded, net of tax, as a component of
                                                                        accumulated other comprehensive income in
                                                                        shareholder's equity.
------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN SUBSIDIARY,   Subsidiaries are not consolidated.         Consolidation is required when there is a
CONTROLLED AND AFFILIATED                                               determination that the affiliated entity
ENTITIES (SCAS)              The equity investment in SCAs are          is a variable interest entity (VIE) and
                             accounted for under the equity method and  the holding entity is the primary
                             recorded as Common stock investments.      beneficiary of the activities of the VIE.
                             Dividends are recorded within Net
                             Investment Income.

                                                                        Investments in SCAs with greater than 50
                                                                        percent ownership of voting rights are
                                                                        generally consolidated.

                                                                        Investments in SCAs where the holding
                                                                        entity exercises significant influence
                                                                        (generally ownership of voting interests
                                                                        between 20 percent and 50 percent) are
                                                                        recorded at equity value. The change in
                                                                        equity is included within operating
                                                                        income.
------------------------------------------------------------------------------------------------------------------
STRUCTURED SETTLEMENTS       Structured settlement annuities where the  For structured settlements in which the
                             claimant is the payee are treated as       reporting entity has not been legally
                             completed transactions (thereby allowing   released from its obligation with the
                             for immediate gain recognition),           claimant (i.e. the reporting entity
                             regardless of whether the reporting        remains the primary obligor), resulting
                             entity is the owner of the annuity.        gains are deferred and amounts expected
                                                                        to be recovered from such annuities are
                                                                        recorded as assets.
------------------------------------------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS      Statutory Statements of Cash Flows must    The Statements of Cash Flows can be
                             be presented using the direct method.      presented using the direct or indirect
                             Changes in cash and short-term             methods, however are typically presented
                             investments and certain sources of cash    using the indirect method. Presentation
                             are excluded from operational cash flows.  is limited to changes in cash and cash
                             Certain non-cash items are required to be  equivalents (short-term investments are
                             included in the statement of cash flows    excluded). All non-cash items are
                             and disclosed to the extent material.      eliminated from the presentation of cash
                                                                        flows.

--------------------------------------------------------------------------------
10 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
       TRANSACTIONS                     NAIC SAP TREATMENT                          US GAAP TREATMENT
------------------------------------------------------------------------------------------------------------------

DEFERRED FEDERAL INCOME      Deferred income taxes are established for  The provision for deferred income taxes
TAXES                        the temporary differences between tax and  is recorded as a component of income tax
                             book assets and liabilities, subject to    expense, as a component of the Statement
                             limitations on admissibility of tax        of Operations, except for changes
                             assets.                                    associated with items that are included
                             Changes in deferred income taxes are       within other comprehensive income where
                             recorded within capital and surplus and    such items are recorded net of applicable
                             have no impact on the Statement of         income taxes.
                             Operations.
------------------------------------------------------------------------------------------------------------------

STATUTORY ADJUSTMENTS        Certain asset balances are designated as   All assets and liabilities are included
(applied to certain assets   nonadmitted, are excluded from the         in the financial statements. Provisions
including Goodwill,          Statutory Statement of Assets and are      for uncollectible receivables are
furniture and equipment,     reflected as deductions from capital and   established as valuation allowances and
deferred taxes in excess of  surplus.                                   are recognized as expense within the
limitations, prepaid                                                    Statement of Operations.
expenses, overdue
receivable balances and
unsecured reinsurance
amounts)
                             A Provision for reinsurance is
                             established for unsecured reinsurance
                             amounts recoverable from unauthorized and
                             certain authorized reinsurers with a
                             corresponding reduction to Unassigned
                             surplus.
------------------------------------------------------------------------------------------------------------------

The effects on the financial statements of the variances between NAIC SAP and US GAAP, although not reasonably determinable, are presumed to be material.

E. Significant Statutory Accounting Policies
--------------------------------------------------------------------------------

Premiums
--------------------------------------------------------------------------------
Premiums for insurance and reinsurance contracts are recorded as gross premiums written on the inception date of the policy. Premiums are earned primarily on a pro-rata basis over the term of the related insurance coverage. Extended reporting endorsements are reflected as premiums written and are earned on a pro-rata basis over the stated term of the endorsement unless the term of the endorsement is indefinite in which case premiums are fully earned at inception of the endorsement along with the recognition of associated loss and LAE.

Unearned premium reserves are established on an individual policy basis, reflecting the terms and conditions of the coverage being provided. Unearned premium reserves include the portion of premiums written relating to the unexpired terms of coverage as of the date of the financial statements. For policies with coverage periods equal to or greater than thirteen months and generally not subject to cancellation or modification by the Company, premiums are earned using a prescribed percentage of completion method.

Reinsurance premiums under a reinsurance contract are typically earned over the same period as the underlying policies, or risks, covered by the contracts. As a result, the earnings pattern of a reinsurance contract generally written for a 12-month term may extend up to 24 months, reflecting the inception dates of the underlying attaching policies throughout the 12-month period of the reinsurance contract. Reinsurance premiums ceded are recognized as a reduction in revenues over the period reinsurance coverage is provided.

Insurance premiums billed and outstanding for 90 days or more are nonadmitted and deducted from Unassigned surplus.

Premiums for retrospectively rated contracts are initially recorded based on the expected loss experience, based upon historical ratios of retrospectively rated loss development and earned on a pro-rata basis over the term of the related insurance coverage. Additional or returned premium is recorded if the estimated loss experience differs from the initial estimate and is immediately recognized in earned premium. The Company records accrued retrospectively rated premiums as written premiums.

Gross written premium net of ceded written premium ("Net written premiums") that were subject to retrospective rating features as of December 31, 2014, 2013 and 2012 were as follows:

---------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31,                                          2014      2013      2012
---------------------------------------------------------------------------------------------
Net written premiums subject to retrospectively rated premiums  $112,287  $114,240  $154,505
Percentage of total net written premiums                             2.1%      2.0%      3.0%
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
11 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

As of December 31, 2014 and 2013, the admitted portion of accrued premiums related to the Company's retrospectively rated contracts were $694,174 and $938,213, respectively, which will be billed in future periods based primarily on the payment of the underlying expected losses and LAE. Unsecured amounts associated with these accrued retrospective premiums were $144,799 and $211,983 as of December 31, 2014 and 2013, respectively. Ten percent of the amount of accrued retrospective premiums receivable not offset by retrospective return premiums or other liabilities to the same party, other than loss and LAE reserves, or collateral (collectively referred to as the unsecured amount) have been nonadmitted. The following table represents the reconciliation of total accrued retrospective premiums to the admitted amounts:

-----------------------------------------------------------------------------------
DECEMBER 31,                                                2014          2013
-----------------------------------------------------------------------------------
Total accrued retrospective premium                     $    713,461  $    965,890
Less: nonadmitted amount (10 percent)                        (13,151)      (19,017)
Less: nonadmitted for any person for whom agents'
      balances or uncollected premiums are nonadmitted        (6,136)       (8,660)
-----------------------------------------------------------------------------------
ADMITTED AMOUNTS                                        $    694,174  $    938,213
-----------------------------------------------------------------------------------

Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date.

The Company establishes loss reserves for high deductible policies net of the insured's contractual deductible (such deductibles are referred to as "reserve credits"). The Company establishes a nonadmitted asset for 10 percent of paid losses recoverable in excess of collateral held on an individual insured basis, or for 100 percent of paid losses recoverable where no collateral is held and amounts are outstanding for more than ninety days. Additionally, the Company establishes an allowance for doubtful accounts for such paid losses recoverable in excess of collateral and after nonadmitted assets. Similarly, the Company does not recognize reserve credit offsets where such credits are deemed uncollectible, as the Company ultimately bears credit risk on the underlying policies' insurance obligations. As of December 31, 2014 and 2013, the amounts of offsetting reserve credits on unpaid claims, recoverable on paid claims and nonadmitted balances were:

DECEMBER 31,                                                2014           2013
------------------------------------------------------------------------------------
Reserve Credits on Unpaid Claims                       $    3,698,401 $    4,270,652
Recoverable on Paid Claims                                    110,084        114,716
Nonadmitted Balance                                            21,058         24,686
------------------------------------------------------------------------------------

For warranty insurance, the Company generally provides reimbursement coverage on service contracts issued by an authorized administrator and sold through a particular retail channel. Premiums are recognized over the life of the policy in proportion to the expected loss emergence. The expected loss emergence can vary substantially by policy due to the characteristics of products sold by the retailer, the terms and conditions of service contracts sold as well as the duration of original warranties provided by the equipment manufacturer, if any.

Deposit Accounting
--------------------------------------------------------------------------------
Direct insurance transactions where management determines insufficient insurance risk transfer are recorded as deposits unless the policy was issued
(i) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (ii) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self-insurance, or
(iii) in compliance with filed forms, rates and/or rating plans.

Assumed and ceded reinsurance contracts which do not transfer a sufficient amount of insurance risk are recorded as deposits with the net consideration paid or received recognized as a deposit asset or liability, respectively. Deposit assets are admitted if (i) the assuming company is licensed, accredited or qualified by the NY DFS, or (ii) the collateral (i.e., funds withheld, letters of credit or trusts) provided by the reinsurer meets all the requirements of the NY SAP, as applicable. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to Other Income in the Statements of Operations.

Deposit assets are recorded to Other assets within the Statements of Admitted Assets, refer to Note 11A. Deposit liabilities and deposit liabilities - funds held are recorded to Other liabilities within the Statements of Liabilities, Capital and Surplus, refer to Note 11B.

--------------------------------------------------------------------------------
12 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Premium Deficiency
--------------------------------------------------------------------------------
The Company periodically reviews its expected ultimate losses with respect to its unearned premium reserves. A premium deficiency loss and related liability is established if the unearned premium reserves and related investment income are collectively not sufficient to cover the expected ultimate loss projection. As of December 31, 2014 and 2013, the Company did not incur any premium deficiency losses.

Retroactive Reinsurance
--------------------------------------------------------------------------------
Transactions involving the transfer of loss and LAE reserves associated with loss events that occurred prior to the effective date of the transfer are recorded as retroactive reinsurance and reported separately from Reserves for loss and loss adjustment expenses in the Statements of Liabilities, Capital and Surplus. Initial gains or losses are recorded in Other Income within the Statements of Operations. Any resulting surplus gains are separately identified as Special surplus funds from retroactive reinsurance within Capital and surplus and are restricted for dividend payment. Amounts recorded in Special surplus funds from retroactive reinsurance are amortized into Unassigned surplus when actual retroactive reinsurance recovered exceeds the consideration paid. The special surplus from retroactive reinsurance for each respective retroactive reinsurance agreement shall be reduced at the time the ceding entity begins to recover funds from the assuming entity in amounts exceeding the consideration paid by the ceding entity under such agreement, or adjusted due to changes in reserves ceded under the contract. For each agreement, the reduction in the special surplus is limited to the lesser of amounts recovered in excess of consideration paid or the initial surplus gain. Any remaining balance in the special surplus from retroactive reinsurance derived from any such agreement shall be returned to Unassigned surplus upon elimination of all policy obligations.

To the extent that the transfer of loss and LAE reserves is between affiliated entities and neither entity records a gain or loss, the transaction is accounted for as prospective reinsurance.

Insurance Related Acquisition Costs
--------------------------------------------------------------------------------
Commissions, premium taxes, and certain underwriting costs are expensed as incurred and are included in Other underwriting expenses incurred. The Company records a ceding commission liability equal to the excess of the ceding commissions received from reinsurers compared to the acquisition cost of the business ceded. The liability is amortized over the effective period of the reinsurance agreement in proportion to the amount of insurance coverage provided.

Provisions for Allowances and Unauthorized or Overdue Reinsurance
--------------------------------------------------------------------------------
The recoverability of certain assets, including insurance receivables with counterparties, is reviewed periodically by management. Amounts deemed uncollectible are reduced, with the required statutory basis provision for reinsurance deducted from surplus and reflected as a liability in Provision for reinsurance. Various factors are taken into consideration when assessing the recoverability of these balances including: the age of the related amounts due and the nature of the unpaid balance; disputed balances, historical recovery rates and any significant decline in the credit standing of the counterparty.

Following the 2014 Pooling Restructure Transaction, the accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania ("PA SAP") are applied in the determination of the Company's Provision for reinsurance. For 2013 and 2012, NY SAP was applied in the determination of the Provision for reinsurance.

Loss and Loss Adjustment Expenses
--------------------------------------------------------------------------------
Reserves for case, IBNR and LAE losses are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are reviewed and updated based on available information, and any resulting adjustments are recorded in the period they are determined. Accordingly, newly established reserves for losses and LAE, or subsequent changes, are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsurance policy based upon the terms of the underlying contract. See
Note 5 for further discussion of policies and methodologies for estimating the liabilities and losses.

--------------------------------------------------------------------------------
13 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Structured Settlements
--------------------------------------------------------------------------------
In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity by the Company, generally from life insurers, to fund future claim obligations. In the event the life insurers providing the annuity do not meet their obligations, the Company would, in certain cases, become liable for the payments of benefits. As of December 31, 2014, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions and the Company has not reduced its loss reserves for any annuities purchased where it is both the owner and the payee.
Management believes that based on the financial strength of the life insurers involved (mostly affiliates) the likelihood of the Company becoming liable, and therefore incurring an incremental loss, is remote.

The estimated loss reserves eliminated by such structured settlement annuities and the unrecorded loss contingencies are $1,135,621 as of December 31, 2014.

As of December 31, 2014, the Company had annuities with aggregate statement values in excess of 1 percent of its policyholders' surplus with life insurer affiliates as follows:

                                                                                  LICENSED IN
LIFE INSURANCE COMPANY                                          STATE OF DOMICILE  NEW YORK   STATEMENT VALUE
----------------------                                          ----------------- ----------- ---------------
American General Life Insurance Company                              Texas            No         $104,512
American General Life Insurance Company of Delaware                 Delaware          No          251,372
The United State Life Insurance Company in the City of New York     New York          Yes         727,988

Fair Value of Financial Instruments
--------------------------------------------------------------------------------
The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three 'levels' based upon the observability of inputs available in the marketplace as discussed below:
    . Level 1: Fair value measurements that are based upon quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The quoted price for such instruments is not subject to adjustment.
    . Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.
    . Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Company's policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value. The valuation methods and assumptions used in estimating the fair values of financial instruments are as follows:
    . The fair values of bonds, mortgage loans, unaffiliated common stocks and preferred stocks are based on fair values that reflect the price at which a security would sell in an arm's length transaction between a willing buyer and seller. As such, sources of valuation include third party pricing sources, stock exchanges, brokers or custodians or the NAIC Capital Markets and Investment Analysis Office ("NAIC IAO").

--------------------------------------------------------------------------------
14 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

    . The fair value of derivatives are determined using quoted prices in active markets and other market evidence whenever possible, including market-based updates, broker or dealer quotations or alternative pricing sources.
    . The carrying value of all other financial instruments approximates fair value.

Cash Equivalents and Short Term Investments
--------------------------------------------------------------------------------
Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less, that are both; (a) readily convertible to known amounts of cash; and (b) so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. Highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase are classified as short-term investments. Short-term investments are carried at amortized cost which approximates fair value.

Bonds (including Loan Backed and Structured Securities)
--------------------------------------------------------------------------------
Loan-backed and structured securities ("LBaSS") include residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), and asset-backed securities ("ABS"), pass-through securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer.

Bonds and LBaSS with an NAIC designation NAIC IAO of "1" or "2" (considered to be investment grade) are carried at amortized cost. Bonds and LBaSS with an NAIC designation of "3," "4", "5", 5*, "6" or "6*" (considered to be non-investment grade) are carried at the lower of amortized cost or fair value. LBaSS fair values are primarily determined using independent pricing services and broker quotes. Bonds and LBaSS that have not been filed and have not received a designation in over a year, from the NAIC IAO, are assigned a 6* designation and carried at zero, with unrealized losses charged to surplus. Bond and LBaSS securities that have been filed and received a 6* designation can carry a value greater than zero. Bond and LBaSS securities are assigned a 5* designation when the following conditions are met: a) the documentation required for a full credit analysis did not exist, b) the issuer/obligor has made all contractual interest and principal payments, and c) an expectation of repayment of interest and principal exists. Amortization of premium or discount on bonds and LBaSS is calculated using the effective yield method.

Additionally, mortgage-backed securities ("MBS") and ABS prepayment assumptions were obtained from an outside vendor or internal estimates. The retrospective adjustment method is used to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

Mortgage Loans
--------------------------------------------------------------------------------
Mortgage loans on real estate are stated primarily at unpaid principal balances, net of unamortized premiums, discounts and impairments. Impaired loans are identified by management as loans in which it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. The Company accrues income on impaired loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Non-performing loan interest income that is delinquent more than 90 days is generally recognized on a cash basis.

Internal credit risk ratings are assigned based on the consideration of risk factors including past due status, debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property.

Preferred Stocks
--------------------------------------------------------------------------------
Perpetual preferred stocks with an NAIC rating of "P1" or "P2", having characteristics of equity securities are carried at fair value. Redeemable preferred stocks with an NAIC rating of "RP1" or "RP2", which have characteristics of debt securities, are carried at amortized cost. All preferred stocks with an NAIC rating of "3" through "6" are carried at the lower of amortized cost or fair value.

Unaffiliated Common Stock Securities
--------------------------------------------------------------------------------
Unaffiliated common stock investments are carried at fair value with changes in fair value recorded as Unrealized gains(losses) in Unassigned surplus, or as realized losses in the event a decline in value is determined to be other than temporary.

--------------------------------------------------------------------------------
15 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Investments in subsidiaries and affiliated companies
--------------------------------------------------------------------------------
Investments in non-publicly traded affiliates are recorded based on the underlying equity of the respective entity's financial statements as presented on a basis consistent with the nature of the affiliates operations (including any defined nonadmitted amounts). The Company's share of undistributed earnings and losses of affiliates are recorded as Unrealized gains (losses) in Unassigned surplus.

Investments in joint ventures, partnerships and limited liability companies
--------------------------------------------------------------------------------
Other invested assets include joint ventures and partnerships and are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as Unrealized gains(losses). Additionally, other invested assets include investments in collateralized loans that are recorded at the lower of amortized cost and the fair value of the underlying collateral. Changes in carrying value resulting from adjustments where the fair value is less than amortized cost are recorded as Unrealized gains (losses) in Unassigned surplus, while changes resulting from amortization are recorded as Net investment income.

Derivatives
--------------------------------------------------------------------------------
Derivative financial instruments are accounted for at fair value using quoted prices in active markets and other market evidence whenever possible, including market-based inputs to valuation models, broker or dealer quotations or alternative pricing sources, reduced by the amount of collateral held or posted by the Company with respect to the derivative position. Changes in carrying value are recorded as Unrealized gains/(losses) in Unassigned surplus.

Net investment income and gain/loss
--------------------------------------------------------------------------------
Investment income is recorded as earned and includes interest, dividends, and earnings from subsidiaries, loans and joint ventures. Realized gains or losses on the disposition or impairment of investments are determined on the basis of specific identification.

Investment income due and accrued is assessed for collectability. The Company records a valuation allowance on investment income receivable when it is probable that an amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts receivable over 90 days past due, or 180 days past due for mortgage loans that do not have a valuation allowance are nonadmitted by the Company.

Evaluating Investments for Other-Than-Temporary Impairment
--------------------------------------------------------------------------------
If a bond is determined to have an OTTI in value the cost basis is written down to fair value as a new cost basis, with the corresponding charge to Net realized capital gains (losses) as a realized loss.

For bonds, other than loan-backed and structured securities, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the original contractual terms.

For loan-backed and structured securities, an OTTI shall be considered to have occurred if the fair value of a security is below its amortized cost and management intends to sell or does not have the ability and intent to retain the security until recovery of the amortized cost (i.e., intent based impairment). When assessing the intent to sell a security, management evaluates relevant facts and circumstances including, but not limited to, decisions to rebalance the investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

In general, a security is considered a candidate for OTTI evaluation if it meets any of the following criteria:
..   The Company may not realize a full recovery on their investment based on lack of ability or intent to hold a security to recovery;
..   Fundamental credit risk of the issuer exist; and/or
..   Other qualitative/quantitative factors exist indicating an OTTI has occurred.

When a credit-related OTTI is present, the amount of OTTI recognized as a realized capital loss is equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected regardless of management's ability or intent to hold the security.

--------------------------------------------------------------------------------
16 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Common and preferred stock investments whose fair value is less than their carrying value for a period greater than nine months or at a significant discount to acquisition value are considered to be potentially impaired. For securities with unrealized losses, an analysis is performed. Factors include:
..   If management intends to sell a security that is in an unrealized loss position then an OTTI loss is considered to have occurred.
..   If the investments are trading at a significant (25 percent or more)
    discount to par, amortized cost (if lower) or cost for an extended period of time (nine consecutive months or longer); or
..   If a discrete credit event occurs resulting in: (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under bankruptcy law or any similar laws intended for court supervised reorganization of insolvent enterprises; or, (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or
..   If there are other factors precluding a full recovery of the investment.

Limited partnership investments whose fair value is less than its book value for a period greater than twelve months with a significant unrealized loss are considered candidates for OTTI. OTTI factors that are periodically considered include:
..   If an order of liquidation or other fundamental credit issues with the partnership exists;
..   If there is a significant reduction in scheduled cash flow activities between the Company and the partnership or fund during the year;
..   If there is an intent to sell, or the Company may be required to sell, the investment prior to the recovery of cost of the investment; or
..   If other qualitative/quantitative factors indicating an OTTI exist.

Equities in Pools & Associations
--------------------------------------------------------------------------------
The Company accounts for its participation in the Association (See Note 6) by recording its participation in
..   net premium participation as gross premium,
..   the underwriting and net investment income results in the Statements of
    Operations and Changes in Capital and Surplus,
..   insurance and reinsurance balances in the Statements of Admitted Assets and
    Liabilities, Capital and Surplus; and
..   all other non-insurance assets and liabilities recorded as Equities in
    Underwriting Pools and Associations in the Statements of Admitted Assets and Liabilities, Capital and Surplus.

Foreign Currency Transactions
--------------------------------------------------------------------------------
Financial statement accounts expressed in foreign currencies are translated into U.S. dollars. Foreign currency assets and liabilities are translated into U.S. dollars using rates of exchange prevailing at the period end date with the related translation adjustments recorded as unrealized gains or losses within Unassigned surplus in the Statements of Capital and Surplus. Gains or losses due to translating foreign operations to U.S. dollars are recorded as unrealized gains or losses. All other realized gains and losses resulting from foreign currency transactions, not in support of foreign insurance operations, are included in Other Income in the Statements of Operations.

Retirement Plans, Deferred Compensation, Postemployment Benefits and
Compensated Absences and Other Postretirement Benefit Plans
--------------------------------------------------------------------------------
The Company's employees participate in various AIG-sponsored defined benefit pension and postretirement plans. AIG, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans. AIG charges the Company and its insurance company affiliates pursuant to intercompany expense sharing agreements; the expenses are then shared by the pool participants in accordance with the pooling agreement.

The Company incurred the following employee related costs associated with these plans during 2014, 2013 and 2012:

------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31,                                        2014        2013        2012
------------------------------------------------------------------------------------------------
Defined benefit plans                                        $     4,692 $    14,572 $     9,915
Defined contribution plans                                         5,875       7,066       7,246
Postretirement medical and life insurance plans                      651         788         652
------------------------------------------------------------------------------------------------
TOTAL                                                        $    11,218 $    22,426 $    17,813
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
17 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Depreciation
--------------------------------------------------------------------------------
Certain assets, principally electronic data processing ("EDP") equipment, software and leasehold improvements are designated as nonadmitted assets and their net book value is deducted from surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding five years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement.

Income Taxes
--------------------------------------------------------------------------------
The Company files a consolidated U.S. federal income tax return with AIG. AIG has more than 300 subsidiaries which form part of this tax return. A complete listing of the participating subsidiaries is included in Note 8.

The Company is allocated U.S. federal income taxes based upon a tax sharing agreement (the "Tax Sharing Agreement") with AIG, effective January 1, 2012 and approved by the Company's Board of Directors. This agreement provides that the Company shall incur tax results that would have been paid or received by such company if it had filed a separate federal income tax return, with limited exceptions.

Additionally, while the agreement described above governs the current and deferred tax recorded in the income tax provision, the amount of cash that will be paid or received for U.S. federal income taxes may at times be different.
The terms of this agreement are based on principles consistent with the allocation of income tax expense or benefit on a separate company basis, except that:
..   The sections of the Internal Revenue Code relating to Alternative Minimum
    Tax ("AMT") are applied, but only if the AIG consolidated group is subject to AMT in the Consolidated Tax Liability, and;
..   The impact of deferred Intercompany Transactions (as defined in Treas. Reg.
    (S)1.1502-13(b)(1), if the "intercompany items" from such transaction, as defined in Treas. Reg. (S)1.1502-13(b)(2), have not been taken into account pursuant to the "matching rule" of Treas. Reg. (S)1.1502-13(c)), are excluded from current taxation, provided however, that the Company records the appropriate deferred tax asset and/or deferred tax liability related to the gain or loss and includes such gain or loss in its separate return tax liability in the subsequent tax year when the deferred tax liability or deferred tax asset becomes current.

In 2014, the Company, modified the Tax Sharing Agreement to clarify certain tax attributes related to the 2013 Association distribution of AIG Europe Holdings Limited's ("AEHL") shares (see Note 6D). The gain resulting from the transfer was treated as currently taxable and the Company's resulting tax liability was waived in the form of a deemed capital contribution. As a result, the Company recognized a benefit to surplus of $21,494. The NY DFS responded to the related informational submissions describing the amendment with no objection.

The Company has an enforceable right to recoup federal income taxes in the event of future net losses that it may incur or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

Under the Tax Sharing Agreement, tax liabilities related to uncertain tax positions and tax authority audit adjustments ("TAAAs") shall remain with the Company for which the tax liabilities relate. Furthermore, if and when such tax liabilities are realized or determined to no longer be necessary, the responsibility for any additional tax liabilities, benefits or rights to any refunds due remains with the Company.

In 2014, the Company settled for cash certain tax payables and receivables with AIG. Such payables and receivables related to TAAAs that were reflected in an amended federal income tax return filing for the tax years 2007 to 2011, which was filed with the Internal Revenue Service ("IRS"). In the prior year, the tax receivables were not admitted into surplus and as a result, the Company recognized a statutory capital benefit of $17,533 upon cash settlement.

In accordance with Circular Letter 1979-33 issued by the NY DFS, AIG shall establish and maintain an escrow account for amounts where the Company's separate return liability exceeds the AIG consolidated tax liability.

--------------------------------------------------------------------------------
18 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Deferred Taxes
--------------------------------------------------------------------------------
The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized ("adjusted gross deferred tax asset"). The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires management to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it would be to support a conclusion that a valuation allowance is not needed.

Our framework for assessing the recoverability of deferred tax assets requires us to consider all available evidence, including:
..   the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;
..   the sustainability of recent operating profitability of our subsidiaries;
..   the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;
..   the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and,
..   prudent and feasible actions and tax planning strategies that would be implemented, if necessary, to protect against the loss of the deferred tax asset.

The adjusted gross deferred tax asset is then assessed for statutory admissibility. The reversing amount eligible for loss carryback or the amount expected to be realized in three years is admissible, subject to the defined surplus limitation. The remaining adjusted gross deferred tax asset can be admitted to the extent of offsetting deferred tax liabilities.

2. ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

A. Change in Accounting Principles
--------------------------------------------------------------------------------

2014 Changes
--------------------------------------------------------------------------------
In 2014, the Company adopted the following changes in the Statements of Statutory Accounting Principles ("SSAP"):

Affordable Care Act Assessments: On June 12, 2014, the NAIC issued SSAP
No. 106, Affordable Care Act Assessments ("SSAP 106"), which provides accounting and disclosure guidance related to assessments on entities that issue health insurance. Under the Affordable Care Act ("ACA"), an assessment becomes payable to the U.S. Treasury once a health insurer provides health insurance for any subject U.S. health risk during the calendar year, in an amount based upon the amount of health insurance provided by such company in the prior year. Under SSAP 106, the amount of the assessment shall be expensed and recognized as a liability once the entity provides qualifying health insurance. Additionally, the guidance requires the recognition in Special Surplus, as a reclassification from Unassigned Surplus, of an amount equal to its estimated subsequent fee year assessment based upon the health insurance written in the current year. The special surplus is restored to unassigned surplus in the following year, when the health insurer recognizes the expense for the assessment. The guidance additionally requires disclosure regarding certain information relevant to the calculation of the assessment. The Company has segregated surplus in the amount of $777 related to the assessment expected to be payable in 2015, and the company recognized an expense during 2014 of $621.

Risk-Sharing Provisions: On December 12, 2014, the NAIC issued SSAP No. 107, Accounting for the Risk-Sharing Provisions of the Affordable Care Act. This statement provides accounting guidance for the Risk Adjustment Program, the Transitional Reinsurance Program, and the Transitional Risk Corridor Program of the ACA. While the Company participates in the health insurance market and is subject to certain provisions of the ACA, such as the assessment described above, with the exception of the industry-wide assessment on health insurers to fund the Transitional Reinsurance Program, the Company's health insurance policies are not subject to the risk sharing provisions of the ACA. The impact of the guidance on the Company relates solely to the treatment of Transitional Reinsurance Program assessment.

--------------------------------------------------------------------------------
19 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

2013 Change
--------------------------------------------------------------------------------
In 2013, the Company adopted the following change in the SSAP:

Transfers and Servicing of Financial Assets: In March 2012, the NAIC issued SSAP No. 103 Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. This guidance supersedes SSAP No. 91R Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities and conforms to the US GAAP guidance on accounting for transfers of financial assets. The adoption, which was effective January 1, 2013, did not have any impact on the Company's statutory basis financial statements.

B. Adjustments to Surplus
--------------------------------------------------------------------------------
During 2014, 2013 and 2012 the Company identified corrections that resulted in after-tax statutory adjustments to beginning capital and surplus of $(6,366), $(94,261) and $(29,278), respectively. In accordance with SSAP No. 3,
Accounting Changes and Corrections of Errors ("SSAP 3"), the corrections of errors have been reported in the 2014, 2013 and 2012 statutory financial statements as adjustments to Unassigned Surplus. The impact of these corrections would have been to reduce the 2013 and 2012 net income by $25,080 and $40,655, respectively. Management has concluded that the effects of these errors on the previously issued financial statements were immaterial based on quantitative and qualitative assessment. The impact to surplus, assets and liabilities as of January 1, 2014, 2013 and 2012 is presented in the following tables:

-----------------------------------------------------------------------------------------------------
                                                    POLICYHOLDERS'  TOTAL ADMITTED
2014 ADJUSTMENTS                                       SURPLUS          ASSETS      TOTAL LIABILITIES
-----------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2013                        $    5,091,687  $    23,671,479  $    18,579,792
ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS:
   ASSET CORRECTIONS                                        58,578           58,578                -
   LIABILITY CORRECTIONS                                   (70,960)               -           70,960
   INCOME TAX CORRECTIONS                                    6,016            6,016                -
-----------------------------------------------------------------------------------------------------
TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS          (6,366)          64,594           70,960
-----------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1, 2014 AS ADJUSTED              $    5,085,321  $    23,736,073  $    18,650,752
-----------------------------------------------------------------------------------------------------

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The increase in net admitted assets is the result of a) an increase in reinsurance recoverables related to the reversal of an accrued liability; b) an adjustment of an intangible asset resulting from the sale of the Canadian Branch of American Home Assurance Company c) an increase in admitted assets due to AIOA's under utilization of reserves to offset the aged premium receivable in their nonadmitted penalty determination; partially offset by d) a decrease in reinsurance recoverables due to an increase in the related SSAP No. 5R, Liabilities, Contingencies and Impairment of Assets ("SSAP 5R") reserve; and e) a decrease in reinsurance recoverables on paid losses related to miscoded ceded reinsurance.

Liability corrections - The increase in total liabilities is primarily the result of a) an increase in loss reserves resulting from errors identified during the completion of a reserve substantiation study, b) an increase in IBNR related to asbestos business and in the calculation of the insolvent and commute estimate, c) an increase in the "Taxes, licenses, and fees" related to workers' compensation surcharges, d) an increase in "Ceded reinsurance premiums payable" resulting from unrecorded profit commission with Aerospace Agency, e) an increase in intercompany payables due to prior year costs incurred from the development of a claims systems; and f) an increase to the unpaid loss reserves resulting from miscoded ceded reinsurance on a facultative claim; partially offset by g) a correction to the historical loss provision for balances previously charged off.

Income tax corrections - The decrease in taxes is primarily the result of a) corrections to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset and liability corrections.

--------------------------------------------------------------------------------
20 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    POLICYHOLDERS' TOTAL ADMITTED
2013 ADJUSTMENTS                                       SURPLUS         ASSETS      TOTAL LIABILITIES
----------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2012                        $   6,004,343  $   23,974,474    $  17,970,131
Adjustments to beginning Capital and Surplus:
   Asset corrections                                     (237,503)       (237,503)               -
   Liability corrections                                  154,162               -         (154,162)
   Income tax corrections                                 (10,920)        (10,920)               -
----------------------------------------------------------------------------------------------------
Total adjustments to beginning Capital and Surplus        (94,261)       (248,423)        (154,162)
----------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1, 2013 AS ADJUSTED              $   5,910,082  $   23,726,051    $  17,815,969
----------------------------------------------------------------------------------------------------

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The decrease in total admitted assets is primarily the result of a) nonadmitting investment assets; b) a reduction in deductible recoverable relating to high deductible policies; c) a decrease in other assets; and d) reductions in premium and reinsurance assets partially offset by
e) an increase in assets identified as deposits.

Liability corrections - The increase in total liabilities is primarily the result of a) an increase in reinsurance payables; b) adjustments to tax, license, and fee reserves; c) an increase in excess ceding commission accruals;
d) corrections to deposit accounting liabilities; and e) an increase in loss reserves relating to an asset correction noted in b) above.

Income tax corrections - The decrease in taxes is primarily the result of a) correction to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset and liability corrections.

----------------------------------------------------------------------------------------------------
                                                    POLICYHOLDERS' TOTAL ADMITTED
2012 ADJUSTMENTS                                       SURPLUS         ASSETS      TOTAL LIABILITIES
----------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2011                        $   5,667,303  $   23,901,312   $   18,234,009
Adjustments to beginning Capital and Surplus:
   Asset corrections                                        4,232           4,232               --
   Liability corrections                                  (26,436)             --           26,436
   Income tax corrections                                  (7,074)         (7,074)              --
----------------------------------------------------------------------------------------------------
Total adjustments to beginning Capital and Surplus        (29,278)         (2,842)          26,436
----------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1, 2012 AS ADJUSTED              $   5,638,025  $   23,898,470   $   18,260,445
----------------------------------------------------------------------------------------------------

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The net amount relates to corrections for the following items: a) deemed dividend resulting from the forgiveness of a loan to an affiliate, b) reconciling items relating to other assets and deposit programs partially offset by c) overstated allowance accounts; d) reduction of accrued recoverable related to self insured retention programs.

Liability corrections - The increase in total liabilities is primarily the result of corrections for: a) IBNR statutory to GAAP differences; b) unearned premium and outstanding loss reserves resulting from reserve validations; partially offset by c) taxes, licenses and fees reserve for residual market plans and, d) deposit program liabilities.

Income tax corrections- The decrease in taxes is primarily the result of corrections for: a) current and deferred tax assets and liabilities; and b) the tax effect of the corresponding change in asset and liability corrections.

--------------------------------------------------------------------------------
21 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

3. INVESTMENTS
--------------------------------------------------------------------------------

A. Bond (including Loan-backed and Structured Security) Investments
--------------------------------------------------------------------------------

The reconciliation from carrying value to fair value of the Company's bond investments as of December 31, 2014 and 2013 are outlined in the table below:

---------------------------------------------------------------------------------------------------------------
                                                                                GROSS      GROSS
                                                                   CARRYING   UNREALIZED UNREALIZED    FAIR
DECEMBER 31, 2014                                                   VALUE       GAINS      LOSSES      VALUE
---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENTS                                                  $   618,156 $   12,266 $  (4,731) $   625,691
ALL OTHER GOVERNMENTS                                                 265,689      9,436      (149)     274,976
STATES, TERRITORIES AND POSSESSIONS                                 1,121,081     91,461       (14)   1,212,528
POLITICAL SUBDIVISIONS OF STATES, TERRITORIES AND POSSESSIONS       1,628,632     79,441        (3)   1,708,070
SPECIAL REVENUE AND SPECIAL ASSESSMENT OBLIGATIONS AND ALL
NON-GUARANTEED OBLIGATIONS OF AGENCIES AND AUTHORITIES AND THEIR
POLITICAL SUBDIVISIONS                                              4,187,851    225,779    (1,629)   4,412,001
INDUSTRIAL AND MISCELLANEOUS                                       10,279,531    597,624   (48,710)  10,828,445
---------------------------------------------------------------------------------------------------------------
TOTAL                                                             $18,100,940 $1,016,007 $ (55,236) $19,061,711
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                GROSS      GROSS
                                                                   CARRYING   UNREALIZED UNREALIZED    FAIR
DECEMBER 31, 2013                                                   VALUE       GAINS      LOSSES      VALUE
---------------------------------------------------------------------------------------------------------------
U.S. governments                                                  $   458,904 $   13,227 $  (6,956) $   465,174
All other governments                                                 421,888     13,773      (286)     435,375
States, territories and possessions                                 1,360,768     69,716    (6,325)   1,424,159
Political subdivisions of states, territories and possessions       1,808,897     80,496    (5,332)   1,884,061
Special revenue and special assessment obligations and all
  non-guaranteed obligations of agencies and authorities and
  their political subdivisions                                      4,706,143    161,925   (55,943)   4,812,125
Industrial and miscellaneous                                        8,023,757    496,437   (44,325)   8,475,869
---------------------------------------------------------------------------------------------------------------
TOTAL                                                             $16,780,357 $  835,574 $(119,167) $17,496,763
---------------------------------------------------------------------------------------------------------------

The carrying values and fair values of bonds at December 31, 2014, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

-------------------------------------------------------------------------------------------
                                                                     CARRYING      FAIR
DECEMBER 31, 2014                                                     VALUE        VALUE
-------------------------------------------------------------------------------------------
Due in one year or less                                             $   374,198 $   377,017
Due after one year through five years                                 2,541,961   2,634,811
Due after five years through ten years                                4,296,130   4,489,244
Due after ten years                                                   3,373,310   3,580,414
Structured securities                                                 7,515,341   7,980,225
-------------------------------------------------------------------------------------------
   Total bonds                                                      $18,100,940 $19,061,711
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
22 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

B. Mortgage Loan Investments
--------------------------------------------------------------------------------

The minimum and maximum lending rates for mortgage loans during 2014 were:

--------------------------------------------------------------------------------

-----------------------------------------------------------------------
                                                        MINIMUM MAXIMUM
                                                        LENDING LENDING
CATEGORY                                                RATE %  RATE %
-----------------------------------------------------------------------
RETAIL                                                    4.2%    5.1%
OFFICE                                                    3.2%    5.5%
INDUSTRIAL                                                3.8%    5.0%
MULTI-FAMILY                                              3.9%    5.3%
HOTEL/MOTEL                                               3.8%    4.4%
OTHER COMMERCIAL                                          4.3%    6.3%
-----------------------------------------------------------------------

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 75 percent. All of the mortgage loans were in good standing as of December 31, 2014. The Company did not have any advanced amounts for taxes or assessments. The following table details an analysis of mortgage loans as of December 31, 2014 and 2013:

----------------------------------------------------------------------------------------------------------------------
                                                                RESIDENTIAL             COMMERCIAL
                                                             -----------------------------------------------
                                                        FARM INSURED ALL OTHER INSURED ALL OTHER  MEZZANINE   TOTAL
----------------------------------------------------------------------------------------------------------------------
2014
RECORDED INVESTMENT CURRENT                             $--    $--      $--      $--   $1,049,708    $--    $1,049,708
2013
Recorded Investment Current                             $--    $--      $--      $--   $  536,056    $--    $  536,056
----------------------------------------------------------------------------------------------------------------------

C. Loan-Backed and Structured Investments
--------------------------------------------------------------------------------
The Company did not record any non-credit other than temporary impairment losses during 2014 for loan-backed and structured securities.

As of December 31, 2014, the Company held the following loan-backed and structured securities for which it recognized $27,338 of credit-related OTTI during 2014 based on the present value of projected cash flows being less than the amortized cost of the securities:

--------------------------------------------------------------------------------
23 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

           BOOK/ADJUSTED
           CARRYING VALUE
           AMORTIZED COST PRESENT VALUE OF                           FAIR VALUE AT DATE OF FINANCIAL
           BEFORE CURRENT  PROJECTED CASH  RECOGNIZED AMORTIZED COST    TIME OF     STATEMENT WHERE
CUSIP       PERIOD OTTI        FLOWS          OTTI      AFTER OTTI       OTTI          REPORTED
----------------------------------------------------------------------------------------------------
00703QAD4     $11,079         $10,961        $  118      $10,961        $10,929        3/31/2014
02148DAE0       6,211           6,079           132        6,079          5,700        3/31/2014
02149DAN9       7,890           7,869            20        7,869          7,511        3/31/2014
02150XAA9      11,486          11,427            59       11,427         10,988        3/31/2014
05949A4R8       8,190           8,124            66        8,124          8,069        3/31/2014
073870AA5      13,468          12,762           705       12,762         13,235        3/31/2014
07820QCD5       5,450           5,362            88        5,362          5,302        3/31/2014
12668AGN9      12,623          12,351           271       12,351         12,518        3/31/2014
12669GY70      16,707          16,505           202       16,505         15,787        3/31/2014
23243AAB2         334             206           128          206            328        3/31/2014
320516AA5      11,501          11,299           202       11,299         11,106        3/31/2014
45254NKQ9       3,525           3,417           108        3,417          3,504        3/31/2014
46630GAH8       7,061           7,044            17        7,044          7,014        3/31/2014
52523MAD2       7,174           7,097            77        7,097          7,007        3/31/2014
576433QT6       5,819           5,766            53        5,766          5,779        3/31/2014
57645TAA5         228             185            43          185            224        3/31/2014
59023RAJ8       6,680           6,604            76        6,604          6,594        3/31/2014
751150AH6       2,513           2,441            72        2,441          2,474        3/31/2014
863579B72      12,868          12,465           403       12,465         12,053        3/31/2014
86359LTG4      10,502          10,399           103       10,399         10,378        3/31/2014
94984NAA0       8,361           8,324            37        8,324          8,277        3/31/2014
007036HV1       3,995           3,960            35        3,960          3,950        6/30/2014
007036VF0       6,569           6,509            60        6,509          6,270        6/30/2014
00703AAA5      12,664          12,290           374       12,290         11,961        6/30/2014
02149DAN9       7,770           7,712            58        7,712          7,495        6/30/2014
02150XAA9      11,001          10,869           131       10,869         10,576        6/30/2014
02151JAA9      17,086          16,977           109       16,977         16,817        6/30/2014
02151RAB9       7,369           7,225           144        7,225          7,360        6/30/2014
05530MAA7       4,686           4,581           105        4,581          4,684        6/30/2014
07820QCD5       5,368           5,298            70        5,298          5,306        6/30/2014
12566TAD9       8,648           8,311           337        8,311          8,622        6/30/2014
12638PAH2       5,674           3,216         2,458        3,216          5,671        6/30/2014
12667FX34       3,552           3,504            49        3,504          3,543        6/30/2014
126694A40          46              32            15           32             43        6/30/2014
126694GF9       7,489           7,392            97        7,392          7,289        6/30/2014
12669FN25       4,884           4,817            66        4,817          4,767        6/30/2014
12669GY70      16,079          15,602           478       15,602         15,524        6/30/2014
17025TBE0       9,113           9,027            86        9,027          9,056        6/30/2014
320516AA5      16,713          16,399           314       16,399         16,264        6/30/2014
32051GJ55       6,285           6,095           190        6,095          6,185        6/30/2014
32053AAB2       6,742           6,623           119        6,623          6,666        6/30/2014
45670PAC2       5,851           5,688           162        5,688          5,830        6/30/2014
52524YAK9      17,511          16,944           567       16,944         17,228        6/30/2014
52525LAQ3       2,853           2,563           290        2,563          2,808        6/30/2014
55027YAD0       1,835           1,792            43        1,792          1,809        6/30/2014
61748HLA7       7,245           7,208            37        7,208          7,102        6/30/2014
76110H2J7       8,102           7,927           176        7,927          8,076        6/30/2014
855541AC2      10,181          10,156            25       10,156          9,987        6/30/2014
863579B72      12,042          12,027            15       12,027         11,638        6/30/2014
88522WAD5      12,071          11,790           281       11,790         12,060        6/30/2014

--------------------------------------------------------------------------------
24 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

           BOOK/ADJUSTED
           CARRYING VALUE
           AMORTIZED COST PRESENT VALUE OF                                         DATE OF FINANCIAL
           BEFORE CURRENT  PROJECTED CASH  RECOGNIZED AMORTIZED COST FAIR VALUE AT  STATEMENT WHERE
CUSIP       PERIOD OTTI        FLOWS          OTTI      AFTER OTTI   TIME OF OTTI      REPORTED
----------------------------------------------------------------------------------------------------
933634AA5       4,393           4,346           46         4,346         4,303         6/30/2014
94980MAA6      24,777          24,065          712        24,065        24,636         6/30/2014
94984NAA0       7,902           7,790          112         7,790         7,840         6/30/2014
94984SAE1      10,766          10,584          181        10,584        10,695         6/30/2014
94984UAE6       6,675           6,585           91         6,585         6,445         6/30/2014
007036QE9       5,149           5,120           29         5,120         5,134         9/30/2014
007036VF0       6,492           6,424           67         6,424         6,178         9/30/2014
02149DAN9       7,587           7,570           17         7,570         7,298         9/30/2014
02150XAA9      10,641          10,611           30        10,611        10,264         9/30/2014
02660KAA0      14,671          12,317        2,354        12,317        14,402         9/30/2014
02660LAB6       3,052           3,041           11         3,041         2,932         9/30/2014
05949A4R8       7,290           7,132          158         7,132         7,259         9/30/2014
126380AU8       2,449           2,417           32         2,417         2,356         9/30/2014
12668AXL4       4,345           4,330           15         4,330         4,341         9/30/2014
126694GF9       7,317           7,253           64         7,253         7,154         9/30/2014
12669FN25       4,706           4,700            6         4,700         4,629         9/30/2014
16163LAR3       9,165           9,020          145         9,020         9,012         9/30/2014
17313FAA0      15,003          14,733          270        14,733        14,864         9/30/2014
25150RAF2      12,180          11,993          186        11,993        11,870         9/30/2014
320516AA5      16,168          15,981          187        15,981        15,924         9/30/2014
32053AAB2       6,470           6,369          101         6,369         6,431         9/30/2014
41161PJX2      13,506          11,844        1,662        11,844        12,777         9/30/2014
456610AA2       3,799           3,769           30         3,769         3,627         9/30/2014
45662FAA8       3,028           2,937           90         2,937         3,020         9/30/2014
45662FAD2       3,861           3,817           45         3,817         3,850         9/30/2014
45668JAF3       5,013           4,920           93         4,920         4,948         9/30/2014
466286AA9       4,699           4,662           36         4,662         4,616         9/30/2014
46630GAH8       6,488           6,371          117         6,371         6,462         9/30/2014
68389FKQ6      14,454          14,221          233        14,221        13,951         9/30/2014
93936RAA2       8,764           8,693           72         8,693         8,714         9/30/2014
94983GAD0       6,860           6,765           95         6,765         6,856         9/30/2014
94984NAA0       7,548           7,292          256         7,292         7,529         9/30/2014
007036HV1       3,700           3,693            7         3,693         3,639        12/31/2014
007036QE9       5,027           4,915          111         4,915         4,964        12/31/2014
007036VF0       6,442           6,315          127         6,315         6,137        12/31/2014
02149DAN9       7,561           7,413          148         7,413         7,188        12/31/2014
02150XAA9      10,531          10,321          209        10,321        10,065        12/31/2014
02151RAB9       6,885           6,724          161         6,724         6,872        12/31/2014
05530VAA7         522             515            7           515           513        12/31/2014
05530VAB5       5,137           5,046           91         5,046         4,948        12/31/2014
058928AD4       1,248           1,237           11         1,237         1,219        12/31/2014
05946XR62       3,215           3,077          138         3,077         3,171        12/31/2014
05946XYX5       7,269           6,991          278         6,991         7,179        12/31/2014
05951GAD4       4,405           4,368           37         4,368         4,056        12/31/2014
07387AEG6       3,383           3,358           25         3,358         3,349        12/31/2014
07401CAS2       8,564           8,236          328         8,236         8,521        12/31/2014
125439AA7       6,338           6,206          132         6,206         6,234        12/31/2014
12628KAE2       3,199           2,927          272         2,927         3,094        12/31/2014
126380AU8       2,415           2,230          184         2,230         2,251        12/31/2014
12669FN25       4,517           4,465           52         4,465         4,380        12/31/2014

--------------------------------------------------------------------------------
25 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

           BOOK/ADJUSTED
           CARRYING VALUE
           AMORTIZED COST PRESENT VALUE OF                                         DATE OF FINANCIAL
           BEFORE CURRENT  PROJECTED CASH  RECOGNIZED AMORTIZED COST FAIR VALUE AT  STATEMENT WHERE
CUSIP       PERIOD OTTI        FLOWS          OTTI      AFTER OTTI   TIME OF OTTI      REPORTED
----------------------------------------------------------------------------------------------------
12669GA92       5,695           5,513         181          5,513         5,591        12/31/2014
16162WPG8      12,605          12,304         301         12,304        12,434        12/31/2014
17313FAA0      14,828          14,335         493         14,335        14,642        12/31/2014
25150WAA2       6,539           6,407         133          6,407         6,354        12/31/2014
25151YAC3       7,033           6,992          41          6,992         7,018        12/31/2014
320516AA5      15,837          15,511         326         15,511        15,507        12/31/2014
32051GJ55       5,959           5,830         129          5,830         5,824        12/31/2014
32051GLQ6       7,751           7,642         109          7,642         7,679        12/31/2014
32053AAB2       6,273           6,160         113          6,160         6,235        12/31/2014
36242D4W0       4,458           4,423          35          4,423         4,331        12/31/2014
45254NML8       5,150           5,089          61          5,089         5,147        12/31/2014
45660LDE6      29,837          29,017         820         29,017        29,839        12/31/2014
45660LP29       9,966           9,810         155          9,810         9,769        12/31/2014
45662FAD2       3,742           3,683          58          3,683         3,702        12/31/2014
45668JAF3       4,969           4,847         122          4,847         4,931        12/31/2014
46630GAH8       6,051           5,953          97          5,953         6,046        12/31/2014
550279AA1       7,297           6,732         565          6,732         7,161        12/31/2014
55027YAD0       1,717           1,680          38          1,680         1,680        12/31/2014
576433QT6       5,066           5,013          53          5,013         5,017        12/31/2014
57645TAA5         304             303           1            303           302        12/31/2014
59023RAJ8       5,676           5,564         112          5,564         5,540        12/31/2014
61748HLA7       6,737           6,628         109          6,628         6,333        12/31/2014
617538AC7       8,225           8,080         145          8,080         7,356        12/31/2014
74923JAE7       5,992           5,574         418          5,574         5,250        12/31/2014
76110H7B9       5,095           4,999          96          4,999         4,848        12/31/2014
768277AA3       2,920           2,611         308          2,611         2,798        12/31/2014
78473WAE3      14,381          14,196         185         14,196        14,048        12/31/2014
855541AC2       9,943           9,794         149          9,794         9,636        12/31/2014
86359B5P2       5,846           5,835          11          5,835         5,747        12/31/2014
86359DUR6       5,383           5,280         103          5,280         5,357        12/31/2014
86359PAC4       8,253           8,149         103          8,149         7,920        12/31/2014
86361PAA4       3,856           3,831          25          3,831         3,760        12/31/2014
86362RAC5       4,734           4,576         158          4,576         4,694        12/31/2014
92922F7Q5       9,923           9,700         223          9,700         9,797        12/31/2014
92926WAA5      28,240          27,371         869         27,371        27,646        12/31/2014
933634AA5       4,038           3,994          44          3,994         4,028        12/31/2014
933638AA6       8,045           7,979          66          7,979         7,887        12/31/2014
93364AAB8       1,907           1,896          11          1,896         1,841        12/31/2014
93364FAD3       3,789           3,736          53          3,736         3,751        12/31/2014
94983GAA6       3,974           3,889          85          3,889         3,968        12/31/2014
94984SAE1       9,797           9,485         312          9,485         9,649        12/31/2014
94984UAE6       6,286           6,101         185          6,101         6,077        12/31/2014

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
26 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The following table shows the aggregate unrealized losses and related fair value relating to those securities for which an OTTI has not been recognized as of the reporting date and the length of time that the securities have been in a continuous unrealized loss position:

  Aggregate unrealized losses:
                                              Less than 12 Months  $   15,151
                                              12 Months or longer  $   20,215
  Aggregate related fair value of securities
  with unrealized losses:
                                              Less than 12 Months  $1,046,407
                                              12 Months or longer  $  371,592

D. Unrealized losses
--------------------------------------------------------------------------------
The fair value of the Company's bonds and stocks that had gross unrealized losses (where fair value is less than amortized cost) as of December 31, 2014 and 2013 are set forth in the table below:

--------------------------------------------------------------------------------------------------------
DECEMBER 31, 2014                         LESS THAN 12 MONTHS  12 MONTHS OR LONGER         TOTAL
                                         ---------------------------------------------------------------
                                           FAIR     UNREALIZED  FAIR    UNREALIZED   FAIR     UNREALIZED
DESCRIPTION OF SECURITIES                  VALUE      LOSSES    VALUE     LOSSES     VALUE      LOSSES
--------------------------------------------------------------------------------------------------------
U.S. GOVERNMENTS                         $  337,299  $ (1,255) $ 24,724  $ (1,364) $  362,023  $ (2,619)
ALL OTHER GOVERNMENTS                        24,617    (2,415)      573       (50)     25,190    (2,465)
STATES, TERRITORIES AND POSSESSIONS          13,639        (4)    1,086       (10)     14,725       (14)
POLITICAL SUBDIVISIONS OF STATES,
  TERRITORIES AND POSSESSIONS                 4,826        (3)        -         -       4,826        (3)
SPECIAL REVENUE                             197,974       (48)  121,146    (1,581)    319,120    (1,629)
INDUSTRIAL AND MISCELLANEOUS              1,913,012   (49,247)  421,245   (25,229)  2,334,257   (74,476)
--------------------------------------------------------------------------------------------------------
TOTAL BONDS                               2,491,367   (52,972)  568,774   (28,234)  3,060,141   (81,206)
--------------------------------------------------------------------------------------------------------

AFFILIATED                                        -         -    21,736    (4,858)     21,736    (4,858)
NON-AFFILIATED                               27,724    (5,435)        -         -      27,724    (5,435)
--------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                          27,724    (5,435)   21,736    (4,858)     49,460   (10,293)
--------------------------------------------------------------------------------------------------------
TOTAL STOCKS                                 27,724    (5,435)   21,736    (4,858)     49,460   (10,293)
--------------------------------------------------------------------------------------------------------
TOTAL BONDS AND STOCKS                   $2,519,091  $(58,407) $590,510  $(33,092) $3,109,601  $(91,499)
--------------------------------------------------------------------------------------------------------

DECEMBER 31, 2013                         LESS THAN 12 MONTHS  12 MONTHS OR LONGER         TOTAL
                                         ---------------------------------------------------------------
                                           FAIR     UNREALIZED  FAIR    UNREALIZED   FAIR     UNREALIZED
DESCRIPTION OF SECURITIES                  VALUE      LOSSES    VALUE     LOSSES     VALUE      LOSSES
--------------------------------------------------------------------------------------------------------
U.S. governments                         $  166,481 $  (4,910) $  4,513  $   (511) $  170,994 $  (5,422)
All other governments                        54,133    (5,929)        -         -      54,133    (5,929)
States, territories and possessions         184,341    (6,325)        -         -     184,341    (6,325)
Political subdivisions of states,
  territories and possessions               160,011    (5,332)        -         -     160,011    (5,332)
Special revenue                           1,182,735   (48,499)   46,375    (7,444)  1,229,110   (55,943)
Industrial and miscellaneous              1,606,368   (53,144)  279,823    (4,201)  1,886,190   (57,345)
--------------------------------------------------------------------------------------------------------
TOTAL BONDS                               3,354,069  (124,139)  330,711   (12,156)  3,684,779  (136,296)
--------------------------------------------------------------------------------------------------------

Affiliated                                        -         -    21,480    (5,115)     21,480    (5,115)
Non-affiliated                               27,570    (2,893)        -         -      27,570    (2,893)
--------------------------------------------------------------------------------------------------------
Total common stocks                          27,570    (2,893)   21,480    (5,115)     49,050    (8,008)
--------------------------------------------------------------------------------------------------------
TOTAL STOCKS                                 27,570    (2,893)   21,480    (5,115)     49,050    (8,008)
--------------------------------------------------------------------------------------------------------
TOTAL BONDS AND STOCKS                   $3,381,639 $(127,032) $352,191  $(17,271) $3,733,829 $(144,304)
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
27 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

E. Realized Gains/(Losses)
--------------------------------------------------------------------------------
Proceeds from sales and associated gross realized gains (losses) for the years ended December 31, 2014, 2013 and 2012 were as follows:

-----------------------------------------------------------------------------------------
YEARS ENDED
DECEMBER 31                   2014                   2013                   2012
-----------------------------------------------------------------------------------------
                                   EQUITY                 EQUITY                 EQUITY
                        BONDS    SECURITIES    BONDS    SECURITIES    BONDS    SECURITIES
-----------------------------------------------------------------------------------------
Proceeds from sale   $2,737,487   $21,041   $1,834,014    $3,272   $3,047,963    $2,830
Gross realized gains     78,299     5,154       56,537        50      133,853        21
Gross realized
  losses                (13,617)     (804)      (6,960)      (61)      (6,685)      (86)

F. Derivative Financial Instruments
--------------------------------------------------------------------------------
The Company's currency derivative financial instruments were entered into to manage risk from currency exchange rate fluctuations, and the impact of such fluctuations to surplus and cash flows on investments or loss reserves. While not accounted for under hedge accounting, the currency derivatives are economic hedges of the Company's exposure to fluctuations in the value of receipts on certain investments held by the Company denominated in foreign currencies (primarily GBP and EUR), or of the Company's exposure to fluctuations in recorded amounts of loss reserves denominated in foreign currencies (primarily
JPY).

Market Risk
The Company is exposed under its currency derivatives to fluctuations in value of the swaps and forwards and variability of cash flows due to changes in exchange rates.

Credit Risk
The current credit exposure of the Company's derivative contracts is limited to the fair value of such contracts. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral.

Cash Requirement
The Company is subject to collateral requirements on its currency derivative contracts. Additionally, the Company is required to make currency exchanges on fixed dates and fixed amounts or fixed exchange rates, or make a payment in the amount of foreign currency physically received on certain foreign denominated investments.

The currency derivatives do not qualify for hedge accounting. As a result, the Company's currency contracts are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses in the Statements of Operations and Changes in Capital and Surplus until the derivative expires at which time the related unrealized amounts are recognized in Realized capital gains/losses.

The Company did not apply hedge accounting to any of its derivatives for any period in these financial statements. The following tables summarize the outstanding notional amounts, the fair values and the realized and unrealized gains or losses of the derivative financial instruments held by the Company for the year ended December 31, 2014 and 2013.

------------------------------------------------------------------------------------------
                                     DECEMBER 31, 2014      YEAR ENDED DECEMBER 31, 2014
                                 ------------------------  ------------------------------
                                                                             UNREALIZED
                                   OUTSTANDING     FAIR    REALIZED GAINS/ CAPITAL GAINS /
DERIVATIVE FINANCIAL INSTRUMENT  NOTIONAL AMOUNT   VALUE      (LOSSES)        (LOSSES)
------------------------------------------------------------------------------------------
SWAPS                              $  933,978    $ 33,230     $(14,509)       $ 33,230
FORWARDS                               70,662        (578)       3,028            (578)
------------------------------------------------------------------------------------------
TOTAL                              $1,004,640    $ 32,652     $(11,481)       $ 32,652
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                     DECEMBER 31, 2013      YEAR ENDED DECEMBER 31, 2013
                                 ------------------------  ------------------------------
                                                                             UNREALIZED
                                   OUTSTANDING     FAIR    REALIZED GAINS/ CAPITAL GAINS /
DERIVATIVE FINANCIAL INSTRUMENT  NOTIONAL AMOUNT   VALUE      (LOSSES)         LOSSES
------------------------------------------------------------------------------------------
Swaps                              $  655,560    $(17,416)    $ (7,575)       $(17,416)
------------------------------------------------------------------------------------------
Forwards                               83,105      (2,937)      (4,812)         (2,937)
------------------------------------------------------------------------------------------
TOTAL                              $  738,665    $(20,353)    $(12,387)       $(20,353)
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
28 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Derivative instruments reported on the Statements of Admitted Assets and the Statements of Liabilities, Capital and Surplus have been reduced by the amount of collateral held or posted by the Company with respect to the derivative position.

G. Other Invested Assets
--------------------------------------------------------------------------------

During 2014, 2013 and 2012, the Company recorded the following OTTI impairment losses on investments in joint ventures and partnerships:

---------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31,                                    2014       2013      2012
---------------------------------------------------------------------------------------
Advanced Technology Ventures VII, L.P.                  $    7,329 $        -         -
Prides Capital Fund I LP                                     3,781      3,904         -
General Atlantic Partners 78, L.P.                           1,850          -         -
PineBridge Private Equity Portfolio, L.P.                    1,060          -         -
GA-GTCO US AIV, L.P.                                             -     10,704         -
Steel Partners Holdings L.P.                                     -          -     4,569
General Atlantic Mauritius Limited                               -          -     2,276
Hunter Global Investors LP                                       -          -     1,578
Investments individually less than $1 million                    -      1,919         -
---------------------------------------------------------------------------------------
TOTAL                                                   $   14,020 $   16,527     8,423
---------------------------------------------------------------------------------------

H. Investment Income
--------------------------------------------------------------------------------
The Company had no accrued investment income receivables over 90 days past due. Investment expenses of $24,394, $23,870 and $29,000 were included in Net Investment Income for the years ended December 31, 2014, 2013 and 2012, respectively.

I. Financial Instruments with Credit Risk
--------------------------------------------------------------------------------
The Company is exposed to credit risk relating to its investments both from potential issuer, geographic or activity concentrations. These risks are managed strategically using asset allocation methodologies that select primarily high quality investments and asset diversification.

In addition, AIG company-wide credit risks are monitored by AIG's Financial Risk Group ("FRG") who attempt to avoid unwanted or excessive risk accumulations, whether funded or unfunded. To minimize the level of credit risk, the Company may require third party guarantees, reinsurance or collateral, such as letters of credit and trust collateral accounts. The Company monitors its aggregate credit exposure.

The Company's largest exposures by investment category to a single issuer/borrower/investment, excluding the U.S. government, U.S. government agency securities and those U.S. government money market funds as of December 31, 2014 are as follows:

---------------------------------------------------------------------------------------------
ISSUER                                  DESCRIPTION OF EXPOSURE     AMOUNT     PERCENTAGE OF
                                                                               TOTAL ADMITTED
                                                                                   ASSETS
---------------------------------------------------------------------------------------------
L Street II Limited Liability Company   Bonds                     $   335,092          1.3%
Operating Pool                          Short Term Investments        282,664          1.1%
New York New York                       Bonds                         262,433          1.0%
Washington Mutual Incorporated          Bonds                         220,315          0.8%
The Bear Stearns Companies Limited
  Liability Company                     Bonds                         216,513          0.8%
New York State Dormitory Authority      Bonds                         199,491          0.8%
Chamonix Portfolio                      Other Invested Assets         175,311          0.7%
Wells Fargo & Company                   Bonds                         172,090          0.7%
California State                        Bonds                         168,921          0.6%
Knightsbridge Student Housing - United
  Kingdom Student Accommodation
  Portfolio                             Commercial Mortgage Loan      159,970          0.6%

--------------------------------------------------------------------------------
29 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

   The amounts and percentages of the Company's total admitted assets held in bonds by NAIC rating as of December 31, 2014 are:
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                      PERCENTAGE OF
                                                                      TOTAL ADMITTED
BONDS                                                      AMOUNT         ASSETS
------------------------------------------------------------------------------------
NAIC-1                                                  $  15,111,207      57.3%
NAIC-2                                                      2,341,980       8.9%
NAIC-3                                                        426,532       1.6%
NAIC-4                                                        415,194       1.6%
NAIC-5                                                         49,832       0.2%
NAIC-6                                                         50,769       0.2%
------------------------------------------------------------------------------------
Total                                                      18,395,514      69.8%
------------------------------------------------------------------------------------

   The following table shows the Company's foreign investment exposures by country categorized by NAIC sovereign ratings as of December 31, 2014:

----------------------------------------------------------------------------------------
                                                                               NAIC - 3
COUNTRY                                                   NAIC - 1   NAIC - 2  OR BELOW
----------------------------------------------------------------------------------------

United Kingdom                                          $    897,174 $       - $       -
Cayman Islands                                               579,073         -         -
Spain                                                              -    20,505         -
Mexico                                                             -     8,608         -
Argentina                                                          -         -    38,104
Barbados                                                           -         -     6,707
Other                                                      1,064,246    11,376     1,066
----------------------------------------------------------------------------------------
Total                                                   $  2,540,493 $  40,489 $  45,877
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Company's unhedged foreign currency exposures, categorized by the country's NAIC sovereign rating as of December 31, 2014:

----------------------------------------------------------------------------------------
                                                                              NAIC -3 OR
COUNTRY                                                  NAIC -1    NAIC -2     BELOW
----------------------------------------------------------------------------------------
United Kingdom                                          $  513,185 $        - $       -
Netherlands                                                 79,742          -         -
Spain                                                            -      6,961         -
Argentina                                                        -          -    13,575
Other                                                      179,543          -         -
----------------------------------------------------------------------------------------
TOTAL                                                   $  772,470 $    6,961 $  13,575
----------------------------------------------------------------------------------------

The following table shows the three largest non-affiliated privately placed equity investments held by the Company as of December 31, 2014:

----------------------------------------------------------------------------------------
                                                                          PERCENTAGE OF
                                                                          TOTAL ADMITTED
ISSUER                                                          AMOUNT        ASSETS
----------------------------------------------------------------------------------------
Chamonix Portfolio                                           $    175,311           0.7%
Blackstone Real Estate Partners (BREP) VI, LP                     105,453           0.4%
Sands Portfolio Final Upsize                                       56,833           0.2%
----------------------------------------------------------------------------------------
Aggregate Exposure                                           $  2,485,904           9.4%
----------------------------------------------------------------------------------------

J. Restricted Assets
--------------------------------------------------------------------------------
The Company had securities deposited with regulatory authorities, as required by law, with a carrying value of $890,664 and $1,155,475 as of December 31, 2014 and 2013, respectively.

--------------------------------------------------------------------------------
30 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

4. FAIR VALUE OF FINANCIAL INSTRUMENTS
--------------------------------------------------------------------------------

The following table presents information about financial instruments carried at fair value on a recurring basis and indicates the level of the fair value measurement as of December 31, 2014 and 2013:

---------------------------------------------------------------------------------------------------------
2014                                                     LEVEL 1     LEVEL 2      LEVEL 3       TOTAL
---------------------------------------------------------------------------------------------------------
BONDS                                                   $        - $   418,887  $   122,153  $   541,040
COMMON STOCKS                                               25,664           -            -       25,664
DERIVATIVE ASSET                                                 -      25,874        7,774       33,648
DERIVATIVE LIABILITIES                                           -        (996)           -         (996)
MUTUAL FUNDS                                                26,832           -            -       26,832
---------------------------------------------------------------------------------------------------------
TOTAL                                                   $   52,496 $   443,765  $   129,927  $   626,188
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
2013                                                     LEVEL 1     LEVEL 2      LEVEL 3       TOTAL
---------------------------------------------------------------------------------------------------------
Bonds                                                   $        - $   286,787  $    24,684  $   311,471
Common stocks                                               36,576           -            -       36,576
Derivative asset                                                 -           -          428          428
Derivative liabilities                                           -     (16,279)      (4,502)     (20,781)
Mutual funds                                                31,747           -            -       31,747
---------------------------------------------------------------------------------------------------------
Total                                                   $   68,323 $   270,508  $    20,610  $   359,441
---------------------------------------------------------------------------------------------------------

There were no assets carried at fair value that were transferred between Level 1 and Level 2 during 2014 and 2013.

A. Fair Value Measurements in (Level 3) of the Fair Value Hierarchy
--------------------------------------------------------------------------------
The following tables show the balance and activity of financial instruments classified as level 3 in the fair value hierarchy for the years ended
December 31, 2014 and 2013.

------------------------------------------------------------------------------------------------------------------
                                                               TOTAL         UNREALIZED   PURCHASES,
                                                           REALIZED GAINS       GAINS       SALES,
                BEGINNING                               (LOSSES) INCLUDED IN  (LOSSES)    ISSUANCES,   BALANCE AT
               BALANCE AT     TRANSFERS   TRANSFERS OUT    NET INVESTMENT    INCLUDED IN SETTLEMENTS, DECEMBER 31,
2014         JANUARY 1, 2014 INTO LEVEL 3  OF LEVEL 3          INCOME          SURPLUS       NET          2014
------------------------------------------------------------------------------------------------------------------
BONDS               $ 24,684      $81,179    $(110,203)               $3,644   $(79,264)     $202,113     $122,153
DERIVATIVES          (4,074)            -             -                    -      11,848            -        7,774
------------------------------------------------------------------------------------------------------------------
TOTAL               $ 20,610      $81,179    $(110,203)               $3,644   $(67,416)     $202,113     $129,927
------------------------------------------------------------------------------------------------------------------

For the year ended December 31, 2014, bonds of $110,203 which are no longer carried at fair value, were transferred out of Level 3. Bond balances of $81,179 were transferred into Level 3 and carried at fair value during 2014. Prior to the transfer, the securities were Level 3 but not carried at fair value. There were no bonds or common stocks carried at fair value transferred to/from Level 3 originating in Levels 1 or 2.

There were no derivative balances transferred to/from Level 3 during 2014.

--------------------------------------------------------------------------------
31 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                        TOTAL
                                                                      REALIZED
                                                                        GAINS
                                                                      (LOSSES)   UNREALIZED   PURCHASES,
                               BEGINNING                             INCLUDED IN   GAINS        SALES,
                               BALANCE AT                                NET      (LOSSES)    ISSUANCES,   BALANCE AT
                               JANUARY 1,  TRANSFERS   TRANSFERS OUT INVESTMENT   INCLUDED   SETTLEMENTS, DECEMBER 31,
2013                              2013    INTO LEVEL 3  OF LEVEL 3     INCOME    IN SURPLUS      NET          2013
----------------------------------------------------------------------------------------------------------------------
Bonds                          $  55,092   $  44,342    $  (171,814)  $  5,699   $  (33,231)  $  124,596   $  24,684
Derivatives                            -       7,975              -          -      (12,049)           -      (4,074)
----------------------------------------------------------------------------------------------------------------------
TOTAL                          $  55,092   $  52,317    $  (171,814)  $  5,699   $  (45,280)  $  124,596   $  20,610
----------------------------------------------------------------------------------------------------------------------

For the year ended December 31, 2013, bonds of $171,814 which are no longer carried at fair value, were transferred out of Level 3. Bond balance of $44,342 was transferred into Level 3 and carried at market value during 2013. Prior to the transfer, the securities were Level 3 but not carried at fair value.

Derivative balances of $7,975 were transferred into Level 3 and carried at fair value during 2013. Prior to the transfer, the securities were level 2 and carried at fair value. There were no bonds or common stocks carried at fair value transferred to/from Level 3 originating in Levels 1 or 2.

B. Fair Value of all Financial Instruments
--------------------------------------------------------------------------------
The table below details the fair value of all financial instruments except for those accounted for under the equity method as of December 31, 2014 and 2013:

---------------------------------------------------------------------------------------------------------------------
                               AGGREGATE FAIR                                                         NOT PRACTICABLE
DECEMBER 31, 2014                  VALUE      ADMITTED ASSETS  LEVEL 1      LEVEL 2        LEVEL 3     (CARRY VALUE)
---------------------------------------------------------------------------------------------------------------------
BONDS                          $  19,061,712   $  18,100,940  $  199,531 $  15,199,173  $  3,663,008    $        -
COMMON STOCK                          25,664          25,664      25,664             -             -             -
DERIVATIVES - ASSETS                  33,648           2,338           -        25,874         7,774             -
DERIVATIVES - LIABILITIES               (996)           (996)          -          (996)            -             -
MORTGAGE LOANS                     1,112,182       1,049,708           -             -     1,112,182             -
MUTUAL FUNDS                          26,832          26,832      26,832             -             -             -
PREFERRED STOCK                       34,674          18,412           -             -        34,674             -
SHORT TERM INVESTMENTS               294,574         294,574      10,923       283,651             -             -
---------------------------------------------------------------------------------------------------------------------
TOTAL                          $  20,588,290   $  19,517,472  $  262,950 $  15,507,702  $  4,817,638    $        -
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                               AGGREGATE FAIR                                                         NOT PRACTICABLE
DECEMBER 31, 2013                  VALUE      ADMITTED ASSETS  LEVEL 1      LEVEL 2        LEVEL 3     (CARRY VALUE)
---------------------------------------------------------------------------------------------------------------------
Bonds                          $  17,496,764   $  16,780,357       1,938    14,654,585     2,840,241             -
Common stock                          36,576          36,576      36,576             -             -             -
Derivatives - assets                     428             428           -             -           428             -
Derivatives - liabilities            (20,781)        (20,781)          -       (16,280)       (4,502)            -
Mortgage loans                       551,617         536,056           -             -       551,617             -
Mutual funds                          31,747          31,747      31,747             -             -             -
Short term investments               308,868         308,868         233       308,634             -             -
---------------------------------------------------------------------------------------------------------------------
TOTAL                          $  18,405,219   $  17,673,251  $   70,494 $  14,946,939  $  3,387,784    $        -
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
32 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

5. RESERVES FOR LOSSES AND LOSS ADJUSTMENT EXPENSES (LAE)
--------------------------------------------------------------------------------
A roll forward of the Company's net reserves for losses and LAE as of December 31, 2014, 2013 and 2012, is set forth in the table below:

--------------------------------------------------------------------------------------------------------------
                                                                    2014            2013            2012
--------------------------------------------------------------------------------------------------------------
RESERVES FOR LOSSES AND LAE, END OF PRIOR YEAR                 $   12,445,415  $   12,300,489  $   12,466,514
--------------------------------------------------------------------------------------------------------------
Incurred losses and LAE related to:
   Current accident year                                            3,957,869       3,525,027       4,006,581
   Prior accident year                                                190,857         275,409         252,121
--------------------------------------------------------------------------------------------------------------
   TOTAL INCURRED LOSSES AND LAE                               $    4,148,726  $    3,800,436  $    4,258,702
--------------------------------------------------------------------------------------------------------------
Paid losses and LAE related to:
   Impact of pooling restructure transaction                        1,563,011               -               -
   Current accident year                                           (1,033,539)       (744,185)     (1,218,287)
   Prior accident year                                             (3,694,053)     (2,911,325)     (3,206,440)
--------------------------------------------------------------------------------------------------------------
   TOTAL PAID LOSSES AND LAE                                       (3,164,581)     (3,655,510)     (4,424,727)
--------------------------------------------------------------------------------------------------------------
RESERVES FOR LOSSES AND LAE, END OF CURRENT YEAR               $   13,429,560  $   12,445,415  $   12,300,489
--------------------------------------------------------------------------------------------------------------

For 2014, the Company reported adverse loss and LAE net reserve development of $190,857, which includes a loss reserve discount benefit of $14,789 due to changes in the payout pattern assumptions, accretion, as well as the impact of the Combined Pooling Agreement (Note 6). The adverse development is comprised mainly of development on the Constructions class of business of $87,439, the National Accounts class of business of $82,957, and the Executive Liability class of business of $68,784 partially offset with $(119,961) of favorable develpoment from the Japan branch transfer. Original estimates are increased or decreased, as additional information becomes known regarding individual claims. Included in this increase, is $31,500 of unfavorable prior year loss development on retrospectively rated policies as of December 31, 2014, which was offset by additional premiums.

For 2013, the Company reported adverse loss and LAE net reserve development of $275,409 including accretion of loss reserve discount of $58,231. The adverse development was mostly attributable to Transportation, Construction and Property classes of business partially offset by favorable development in Excess Casualty and Personal lines. Included in this increase, is $32,040 of unfavorable prior year loss development on retrospectively rated policies as of December 31, 2013, which was offset by additional premiums.

For 2012, the Company reported adverse loss and LAE net reserve development of $252,121 including accretion of loss reserve discount of $24,929. The adverse development was mostly attributable to Primary Casualty, Public Entity Runoff, and the Excess Casualty classes of business partially offset by favorable development of Financial Lines. Included in this increase, the Company experienced $22,320 of unfavorable prior year loss development on retrospectively rated policies as of December 31, 2012, which was offset by additional premiums. The commutation of an internal reinsurance treaty under which a U.S. subsidiary previously ceded workers' compensation claims Defense Base Act (DBA) to a non-U.S. subsidiary also contributed $33,549 of adverse development.

The Company's reserves for losses and LAE have been reduced for anticipated salvage and subrogation of $189,882, $197,595 and $173,365 as of December 31, 2014, 2013 and 2012, respectively. The Company paid $11,270 $10,186 and $16,673 in the reporting period to settle 190, 173 and 194 claims related to extra contractual obligations or bad faith claims stemming from lawsuits as of December 31, 2014, 2013 and 2012, respectively.

A. ASBESTOS/ENVIRONMENTAL RESERVES
--------------------------------------------------------------------------------
The Company has indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1986 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held.
This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

--------------------------------------------------------------------------------
33 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The Company has exposure to asbestos and/or environmental losses and LAE costs arising from pre-1986 general liability, product liability, commercial multi-peril and excess liability insurance or reinsurance policies as noted below:

                                                        ASBESTOS LOSSES                     ENVIRONMENTAL LOSSES
------------------------------------------------------------------------------------------------------------------------
DECEMBER 31,                                   2014          2013          2012         2014        2013        2012
------------------------------------------------------------------------------------------------------------------------
   Direct -
Loss and LAE reserves, beginning of year   $  1,185,364  $  1,229,896  $  1,350,806  $   83,569  $   84,847  $   55,848
Impact of pooling restructure
transaction                                        (438)            -             -       5,907           -           -
Incurred losses and LAE                        (107,471)       96,945       (20,822)     33,094      26,547      42,532
Calendar year paid losses and LAE              (109,053)     (141,477)     (100,088)    (24,787)    (27,825)    (13,533)
------------------------------------------------------------------------------------------------------------------------
Loss and LAE Reserves, end of year         $    968,402  $  1,185,364  $  1,229,896  $   97,783  $   83,569  $   84,847
------------------------------------------------------------------------------------------------------------------------

   Assumed reinsurance -
Loss and LAE reserves, beginning of year   $    280,670  $    158,787  $    161,724  $    5,357  $    6,941  $    5,628
Impact of pooling restructure
transaction                                     (40,857)            -             -        (815)          -           -
Incurred losses and LAE                         113,981         9,271        19,159       8,876       3,084       1,379
Calendar year paid losses and LAE               (81,371)      112,612       (22,096)       (672)     (4,668)        (66)
------------------------------------------------------------------------------------------------------------------------
Loss and LAE Reserves, end of year         $    272,423  $    280,670  $    158,787  $   12,746  $    5,357  $    6,941
------------------------------------------------------------------------------------------------------------------------

   Net of reinsurance -
Loss and LAE reserves, beginning of year   $          -  $          -  $          -  $   50,205  $   51,573  $   38,587
Impact of pooling restructure
transaction                                           -             -             -      (1,164)          -           -
Incurred losses and LAE                               -             -             -      18,030      18,668      22,205
Calendar year paid losses and LAE                     -             -             -     (11,515)    (20,036)     (9,219)
------------------------------------------------------------------------------------------------------------------------
Loss and LAE Reserves, end of year         $          -  $          -  $          -  $   55,556  $   50,205  $   51,573
------------------------------------------------------------------------------------------------------------------------

The Company estimates the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

The Company had asbestos loss and LAE - IBNR and bulk reserves as follows:

-------------------------------------------------------------------------------------------------------------------------
ASBESTOS                                               LOSS RESERVE                             LAE RESERVE
DECEMBER 31,                                 2014          2013          2012          2014         2013         2012
-------------------------------------------------------------------------------------------------------------------------
Direct basis:                            $     547,464 $     748,407 $     718,611 $     60,829 $     84,188 $     81,879
Assumed reinsurance basis:                      95,699       133,025        83,016       10,633       13,315        7,822

The Company had environmental loss and LAE - IBNR and bulk reserves as follows:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
ENVIRONMENTAL                                          LOSS RESERVE                              LAE RESERVE
DECEMBER 31,                                 2014          2013          2012          2014          2013         2012
--------------------------------------------------------------------------------------------------------------------------
Direct basis:                            $      31,779 $      16,406 $      13,897 $      13,619 $      7,031 $      5,956
Assumed reinsurance basis:                       1,290           683           203           552          199           62
Net of ceded reinsurance basis:                 18,118        10,046         6,579         7,765        4,212        2,795

B. LOSS PORTFOLIO TRANSFER
--------------------------------------------------------------------------------
Effective April 1, 2014, the Company and certain AIG affiliated insurers (collectively, the "2014 Reinsureds", each of which is a member of the US Combined Pool) entered into two loss portfolio transfer reinsurance agreements with Eaglestone Reinsurance Company ("Eaglestone"), an affiliate. Under these agreements, Eaglestone assumed loss portfolio transfers of certain Public
Entity and Occupational Accident reserves from the 2014 Reinsureds. The total consideration received from Eaglestone, on a funds withheld basis, was $252,606, equal to the total of the subject reserves for losses and LAE.

--------------------------------------------------------------------------------
34 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

C. Discounting of Liabilities for Unpaid Losses or Unpaid Loss Adjustment
   Expenses
--------------------------------------------------------------------------------
The Company discounts both its workers' compensation (both tabular and non-tabular) and certain retained asbestos (non-tabular) reserves.

The calculation of the Company's tabular discount is based upon the mortality table used in the 1999 US Decennial Life Table, and applying a 3.5 percent interest rate. Only case basis reserves are discounted. The December 31, 2014 and 2013 liabilities include $1,275,727 and $1,677,259 of such discounted reserves, respectively.

Tabular Reserve Discount
--------------------------------------------------------------------------------
The table below presents the amount of tabular discount applied to the Company's reserves as of December 31, 2014, 2013 and 2012.

                                                     -----------------------------------------
LINES OF BUSINESS                                        2014          2013          2012
----------------------------------------------------------------------------------------------
Workers' Compensation
   Case Reserves                                     $     186,911 $     214,846 $     211,531

Non-Tabular Discount
--------------------------------------------------------------------------------
The Company's non-tabular workers' compensation case reserves are discounted using the Company's own payout pattern and a 5 percent interest rate, as prescribed by NY SAP. The table below presents the amount of non-tabular discount applied to the Company's reserves as of December 31, 2014, 2013 and 2012.

                                                     -----------------------------------------
LINES OF BUSINESS                                        2014          2013          2012
----------------------------------------------------------------------------------------------
Workers' Compensation
   Case Reserves                                     $     383,098 $     423,418 $     455,052

6. RELATED PARTY TRANSACTIONS
--------------------------------------------------------------------------------

A. Combined Pooling Agreement
--------------------------------------------------------------------------------
As described in Note 1, effective January 1, 2014, the National Union Admitted Lines Pooling Agreement and the AIG Property Casualty Surplus Lines Pooling Agreement, were ammended through a series of reinsurance commutations and novations, and subsequently entered into the Combined Pooling Agreement. The Combined Pooling Agreement represents a new reinsurance quota share agreement whereby the Pool Members share the underwriting risks including premiums earned, losses and LAE incurred, underwriting and other expenses and related assets and liabilities in accordance with the respective companies' percentage participation. All lines of business written by the Combined Companies are subject to the pooling arrangement with the exception of American Home's Japan and Argentina Branches. The Combined Companies are also parties to reinsurance agreements with non-affiliated reinsurers covering the business subject to the pooling agreement and have a contractual right of direct recover from the non-affiliated reinsurers per the terms of such reinsurance agreements.

As a result of the January 1, 2014 transaction, insurance assets and liabilities (subject to the agreement) were transferred and the new pooling agreement was accounted for on a prospective basis. The objective of the transaction was to better align legal entity underwriting risk with AIG PC's capital structure. The new Combined Pooling Agreement was approved by the individual company's Insurance Department state of domicile.

--------------------------------------------------------------------------------
35 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Consideration received or (paid) on the 2014 pooling restructure is as follows:

------------------------------------------------
COMPANY                             AMOUNT
------------------------------------------------
National Union                 $      1,494,167
American Home                         2,075,418
Lexington                             3,019,176
Specialty                            (1,680,822)
C&I                                  (1,672,791)
APCC                                    779,421
New Hampshire                        (1,988,914)
ISOP                                 (1,988,914)
AIU                                     (36,741)

--------------------------------------------------------------------------------
36 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The following table shows the changes in assets, liabilities and surplus of the Company corresponding to the consideration recieved as a result of the 2014 Pooling Restructure Transaction:

                                               ----------------
                                                    AMOUNT
                                               ----------------
ASSETS:
   Agents' balances or uncollected
   premiums                                    $      (197,645)
   Funds held by or deposited with
   reinsured companies                                 (29,716)
   Other insurance assets                              (88,509)
                                               ---------------
       TOTAL ASSETS                                   (315,869)
                                               ---------------
LIABILITIES
   Unearned premium reserves                           334,466
   Reinsurance payable on paid losses
   and loss adjustment expenses                        (50,050)
   Reserves for losses and loss
   adjustment expenses                               1,563,011
   Funds held by company under
   reinsurance treaties                                 19,344
   Ceded reinsurance premiums payable                   38,066
   Other insurance liabilities                        (138,645)
                                               ---------------
       TOTAL LIABILITIES                       $     1,766,193
                                               ---------------

STATEMENT OF OPERATIONS AND CHANGES IN
SURPLUS
   Net premiums written                                334,466
   Change in unearned premium reserves                (334,466)
                                               ---------------
   Premiums earned                                           -
                                               ---------------

   Other underwriting expenses incurred                 (6,644)

                                               ---------------
   Net income                                           (6,644)

                                               ---------------
   TOTAL CHANGE IN SURPLUS                              (6,644)
                                               ---------------
NET IMPACT                                     $     2,075,418
                                               ---------------

CONSIDERATION RECEIVED
   Securities received                         $       272,133
   Cash received                                     1,803,285
                                               ---------------
CONSIDERATION RECEIVED                         $     2,075,418
                                               ---------------

The Combined Pool members received a permitted practice from the domiciliary states that resulted in the reporting of consideration for the transfer of undiscounted loss reserves as paid (or negative paid) losses within losses incurred, rather than presenting such amounts within premiums written and earned. This permitted practice only relates to the inception of the pooling arrangement. As a result, the consideration paid relating to unearned premium is reflected as negative premiums written, as offset by the change in unearned premium and the consideration relating to the transfer of undiscounted loss reserves and loss adjustment expenses were recorded as negative paid losses, as offset by the change in net losses incurred. This permitted practice had no effect upon net income or surplus for the period.

Statutory accounting principles allow for prospective accounting treatment for modifications to existing intercompany pooling agreements that do not result in a gain in surplus to the insurance group or to the impacted companies. Transfer of both assets and the liabilities valued at statutory book value ensures that there is no impact to surplus as a result of implementing a modification to an existing pooling arrangement. Under the terms of the Combined Pooling agreement, which was approved by the individual company's Insurance Department state of domicile, all assets and liabilities were transferred at statutory book value, gross of admissibility, recoverability allowances, provisions and discount amounts. Due to the exclusions of these amounts, there were impacts to the individual companies' net income and surplus amounts, mainly due to the prescribed or permitted practices of the individual company's Insurance Department state of domicile. Specifically, changes in discount resulting from the net reduction in workers' compensation reserves retained following the reduction in the Company's pooling participation percentage were reflected as a charge to income based on the state prescribed discount rates. In addition, the Combined Pool members were compensated for any previous acquisition costs associated with unearned premium reserves that were subject to transfer, as well as certain expense reallocations that had no net effect to the Combined Pool. As a result of the transaction, the Company recorded an increase/(decrease) in its Assets, Liabilities, Surplus and Net Income subsequent to the changes associated with the net consideration received (described above), yet inclusive of the change in discount, acquisition costs and expense reallocation adjustments as follows:

                                NET ADMITTED
LINE DESCRIPTION                   ASSETS    LIABILITIES  SURPLUS   NET INCOME
----------------                ------------ ----------- ---------  ----------
Change in nonadmitted assets      $41,668     $      -   $  41,668  $       -
Worker's compensation discount          -      106,377    (106,377)  (106,377)
Other allocations                  12,230       10,302       1,928      5,793
                                  -------     --------   ---------  ---------
TOTAL                             $53,898     $116,679   $ (62,781) $(100,584)
                                  -------     --------   ---------  ---------

B. American International Overseas Association
--------------------------------------------------------------------------------
AIG formed the Association, a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. In exchange for membership in the Association at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of New Hampshire, American Home and National Union.

--------------------------------------------------------------------------------
37 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

At the time of forming the Association, the member companies entered into a reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the Association. The initial participation established was subsequently amended in 2013. See Note 6D for changes in this business and percentages. The 2014 and 2013 participation percentages for the pool member companies are set forth in the table below:

--------------------------------------------------------------------------------
                                                        NAIC CO.   PARTICIPATION
MEMBER COMPANY                                           CODE        PERCENT
--------------------------------------------------------------------------------
Combined Pool member companies, as follows:
National Union                                          19445          78%
New Hampshire                                           23841          12%
American Home                                           19380          10%
--------------------------------------------------------------------------------

The Company's participation in the Association is pooled among all Pool members in proportion to their participation in the Pool.

The Association's fiscal year end is November 30. Although the fiscal year end for the members of the Company is December 31, their financial statements have historically and consistently reported the results of their participation in the Association as of the Association's fiscal year end (and therefore on a one month lag).

The Company's participation in the Association's assets and liabilities at December 31, 2014 and 2013 was as follows:

--------------------------------------------------------------------------------
DECEMBER 31,                                          2014            2013
--------------------------------------------------------------------------------

Assumed reinsurance premiums receivable          $      249,779  $      243,127
Funds held by ceding reinsurers                         165,795         164,884
Reinsurance recoverable                                  86,823         120,033
Equity in underwriting pools and associations           117,991         138,321
--------------------------------------------------------------------------------
TOTAL ASSETS                                            620,388         666,365
--------------------------------------------------------------------------------

Loss and LAE reserves                                   726,202         977,472
Unearned premium reserves                               254,927         303,265
Funds held                                               14,994          26,494
Ceded balances payable                                   77,566         138,809
Assumed reinsurance payable                              82,202         147,633
Other liabilities                                        45,354          17,682
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                     1,201,245       1,611,355
--------------------------------------------------------------------------------
TOTAL SURPLUS                                    $     (580,857) $     (944,990)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
38 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

C. Significant Transactions
--------------------------------------------------------------------------------
The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2014, 2013 and 2012 between the Company and affiliated companies in which the value exceeded one-half of one percent of the Company's admitted assets as of December 31, 2014, 2013 and 2012. This table also includes all capital contributions and dividends:

                                                           ASSETS RECEIVED BY         ASSETS TRANSFERRED BY
2014                                                           THE COMPANY                 THE COMPANY
--------------------------------------------------------------------------------------------------------------
 DATE OF         EXPLANATION OF
TRANSACTION       TRANSACTION       NAME OF AFFILIATE  STATEMENT VALUE DESCRIPTION STATEMENT VALUE DESCRIPTION
--------------------------------------------------------------------------------------------------------------
 01/17/14    CAPITAL CONTRIBUTION    (a) AIG PC US       $1,292,577    SECURITIES     $      -              -
 01/17/14    CAPITAL CONTRIBUTION    (a) AIG PC US              610          CASH            -              -
 01/17/14    CAPITAL CHANGES         (a) AIG PC US            9,312       IN KIND            -              -
 04/01/14    DIVIDEND                (b) AIG PC US                -             -      233,554     SECURITIES
 12/19/14    DIVIDEND                    AIG PC US                -             -      150,000           CASH
 12/31/14    CAPITAL CONTRIBUTION    (c) AIG PC US           21,494       IN KIND            -              -
 VARIOUS     PURCHASE OF SECURITIES      C&I                629,431    SECURITIES      630,124        VARIOUS
 VARIOUS     PURCHASE OF SECURITIES      ISOP               648,111    SECURITIES      653,606           CASH
 VARIOUS     PURCHASE OF SECURITIES      NHIC               581,580    SECURITIES      585,029           CASH
--------------------------------------------------------------------------------------------------------------

(a)Refer to Note 6A for more details on the 2014 Pooling Restructure Transaction
(b)Refer to Note 6D for more details on The Company's Japan Branch Conversion
(c)Refer to Note 1E, Income Taxes, for more detail

--------------------------------------------------------------------------------

                                                      -------------------------------------------------------
                                                          ASSETS RECEIVED BY         ASSETS TRANSFERRED BY
2013                                                          THE COMPANY                 THE COMPANY
-------------------------------------------------------------------------------------------------------------
 DATE OF         EXPLANATION OF
TRANSACTION       TRANSACTION       NAME OF AFFILIATE STATEMENT VALUE DESCRIPTION STATEMENT VALUE DESCRIPTION
-------------------------------------------------------------------------------------------------------------
3/19/2013    Dividend                AIG PC US           $      -              -     $ 77,000           Cash
3/26/2013    Purchase of securities  Lexington             66,542     Securities       66,551           Cash
3/31/2013    Dividend                AIG PC US                  -              -          524        In kind
4/1/2013     Dividend                AIG PC US                  -              -       23,000           Cash
5/13/2013    Dividend                AIG PC US                  -              -      180,000           Cash
9/6/2013     Dividend                AIG PC US                  -              -      220,000           Cash
9/30/2013    Dividend                AIG PC US                  -              -      320,000           Cash
9/1/2013     Dividend                AIG PC US                  -              -      394,435        In kind
12/11/2013   Purchase of securities  Association           34,884     Securities       35,446           Cash
12/19/2013   Sale of securities      National Union       372,650           Cash      353,142     Securities
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
39 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                              ASSETS RECEIVED BY         ASSETS TRANSFERRED BY
2012                                                              THE COMPANY                 THE COMPANY
-----------------------------------------------------------------------------------------------------------------
 DATE OF
TRANSACTION  EXPLANATION OF TRANSACTION NAME OF AFFILIATE STATEMENT VALUE DESCRIPTION STATEMENT VALUE DESCRIPTION
-----------------------------------------------------------------------------------------------------------------
3/27/2012       Dividend                 AIG PC US           $      -             -      $  1,589           Cash
3/27/2012       Dividend                 AIG PC US                  -             -        48,411     Securities
5/10/2012       Dividend                 AIG PC US                  -             -       315,000           Cash
6/27/2012       Dividend                 AIG PC US                  -             -        10,000           Cash
11/1/2012       Dividend                 AIG PC US                  -             -       129,000           Cash
Various         Dividend                 AIG PC US                  -             -        18,716        In kind
10/23/2012      Sale of securities       LSTREET I, LLC       159,498          Cash       153,951     Securities
12/27/2012      Sale of securities       AIG                  563,313          Cash       514,499     Securities
12/27/2012      Capital contribution     AIG PC US            300,000          Cash             -              -
Various         Capital contribution     AIG PC US              1,471       In kind             -              -
Various         Capital contribution     AIG PC US             52,613       In kind             -              -
Various         Capital contribution     AIG PC US                166       In kind             -              -
-----------------------------------------------------------------------------------------------------------------

D. Restructuring Foreign Operations
--------------------------------------------------------------------------------
As part of its efforts to simplify the legal entity structure, enhance transparency and streamline financial visibility, AIG PC continued to restructure the foreign branch operations of the Pool members. Generally, the results of these foreign branch operations, with the exception of American Home's Japan and Argentina branches, were historically reported as part of the operations of the Association by its member companies. The U.S. member companies of the Association share their participation with the other members of the Combined Pool.

Japan Branch Conversion
--------------------------------------------------------------------------------
On April 1, 2014, The Company transferred substantially all the assets and liabilities of its Japan Branch to American Home Assurance Co. Ltd. (AHJ), a Japanese-domiciled insurance company that is 100% owned by AIG Property
Casualty International (PCI), in exchange for 1,000 Class A shares of AHJ (the AHJ Shares). The AHJ Shares received by American Home were then distributed to AIG and such shares were further distributed to AIG PC and then contributed to PCI as capital contributed from AIG PC. The fair value for the AHJ shares was $233,554 equal to the fair value of the branch on the effective date of transfer.

--------------------------------------------------------------------------------
40 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The following reflects the impact of American Home's Japan Branch transfer (at statement value) on American Home's statutory financial statements during 2014:

                                                         NET IMPACT
                                                       --------------
ASSETS
Cash and invested assets                               $    (895,105)
Agents' balances or uncollected premiums                     (34,695)
Reinsurance recoverable on loss payments                     (28,835)
Receivables from parent, subsidiaries and affiliates          (2,909)
Other admitted assets                                        (15,652)
---------------------------------------------------------------------
TOTAL ADMITTED ASSETS                                       (977,196)
---------------------------------------------------------------------

LIABILITIES
Reserves for losses and LAE                                 (181,096)
Unearned premium reserves                                   (385,617)
Commissions, premium taxes and other expenses payable         (8,738)
Reinsurance payable on paid loss and LAE                     (32,740)
Funds held by company under reinsurance treaties              (3,833)
Other liabilities                                            (81,958)
---------------------------------------------------------------------
TOTAL LIABILITIES                                           (693,982)
---------------------------------------------------------------------
NET ASSETS                                             $    (283,214)
---------------------------------------------------------------------

STATEMENT OF OPERATIONS
Premium written                                        $    (566,713)
Premiums earned                                             (181,096)
Losses incurred                                             (181,096)
Net realized capital gains - investment                       26,437
Net realized capital (losses) - foreign exchange             (39,181)
Net realized capital (losses) - other                        (95,992)
---------------------------------------------------------------------
Net Income / (Loss)                                         (108,736)
---------------------------------------------------------------------

Change in unrealized capital (loss)                          (26,437)
Change in unrealized foreign exchange                         39,181
Change in nonadmitted assets                                  46,332
---------------------------------------------------------------------
Total change in capital and surplus                          (49,660)
---------------------------------------------------------------------
NET IMPACT                                                  (233,554)
---------------------------------------------------------------------
DIVIDENDS TO STOCKHOLDER                                    (233,554)
---------------------------------------------------------------------

The impact on net income from the transaction includes a net realized loss of $108,736 comprised of the difference between the statutory net assets transferred, adjusted for nonadmitted assets (primarily capitalized EDP costs) of $95,992, the fair value of the stock distributed, to a loss on the realization of foreign exchange net assets $39,181, partially offset by the gain on the sale of invested assets of $26,437.

The Company and AHJ followed a statutory notice procedure, provided for under Japanese law, to facilitate the transfer of the branch's in-force business to AHJ without the need to obtain consent from each policyholder or ceding company individually. Based on the responses received during the notice procedure, the Company and AHJ determined that eligible policyholders effectively consented to the transfer. As a result, the completion of the notice procedure resulted in complete extinguishment of American Home's obligations under insurance policies eligible for transfer under the notice procedure.

AHJ agreed to assume primary responsibility (including policy administration and claims handling) for the policies not eligible under the notice procedure (the "Excluded Policies"), and further agreed to indemnify, defend and hold harmless the Company for any costs or expense the Company incurs with respect to such policies. In addition, AIG Japan Holding Kabushiki Kaisha ("AIGJHKK"), an affiliated company which owns 100% of AHJ, has agreed to guarantee AHJ's obligations to indemnify the Company for any costs or expenses arising from the Excluded Policies after the transfer date.

--------------------------------------------------------------------------------
41 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

As a result of AHJ's assuming primary responsibility for the Excluded Policies and the Company's determination that it is probable that the Company will not be called upon to make any payments with respect to the Excluded Policies, the Company has reduced its loss reserves on such policies to zero from the effective date of the transfer. As of December 31, 2014, there was approximately $62,130 in loss reserves on Excluded Policies recorded by AHJ.

Loss Portfolio Transfers
--------------------------------------------------------------------------------
Japan Redirect
In 2013, the AIG PC US insurance companies entered into a series of novations, commutations and other agreement modifications that redirected the Japanese exit reinsurance flows from the Association members and nominees to National Union. The transaction had the overall effect of eliminating the Association's participation in any business from Japan, by transferring such reinsurance arrangements directly to the former Admitted Pool members through National Union. The difference between the consideration paid and the reserves transferred represents reimbursement of commissions ceded and the transfer of other receivables and payables.

American International Overseas, Ltd. (AIOL) De-risk
In 2013, AIOL withdrew from the Association and entered into a final settlement with American Home, New Hampshire and National Union that effected a full transfer to National Union of all assets, liabilities, and interests (whether present or future, and known or unknown) relating to AIOL's membership in the Association and participation in the reinsurance agreement that governs the insurance business pooled in the Association. Effective December 1, 2013 all profits and losses arising from the Association are shared as follows: American Home (10 percent), New Hampshire (12 percent) and National Union (78 percent).

A majority of the loss reserves transferred were executed by novation agreements, with the remaining reserve transfers being executed via commutation or other forms of agreement. The companies have obtained a permitted practice to present the consideration received in relation to loss reserves transferred as negative paid losses rather than as premiums earned. Therefore, all of the consideration received in relation to loss reserves transferred to the former Admitted pool members as a result of this transaction are treated the same way, regardless of the legal form of the agreement that effected the change. Absent this permitted practice, $654,906 of negative paid losses would instead have been presented as earned premiums at the total pool level.

Commission expenses represent an allowance for acquisition expenses to AIOL associated with the transferred unearned premiums.

--------------------------------------------------------------------------------
42 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The impact of the Japan redirect and AIOL de-risk loss portfolio transfers are reflected in the following table after the impact of the US pooling:

----------------------------------------------------------------------------------
                                                   JAPAN     AIOL DE-
                                                  REDIRECT     RISK       TOTAL
----------------------------------------------------------------------------------
ASSETS:
Insurance balances receivable, net               $  46,249  $ 134,472  $  180,721
Equities in pools and associations                       -    322,942     322,942
----------------------------------------------------------------------------------
TOTAL ASSETS                                     $  46,249  $ 457,414  $  503,663
----------------------------------------------------------------------------------

LIABILITIES:
Reserves for loss and LAE                        $ 155,132  $ 654,906  $  810,038
Unearned premium reserves                          428,153    203,188     631,341
----------------------------------------------------------------------------------
TOTAL LIABILITIES                                $ 583,285  $ 858,094  $1,441,379
----------------------------------------------------------------------------------

STATEMENT OF OPERATIONS AND CHANGES IN SURPLUS:
Premiums written                                 $ 428,153  $ 191,119  $  619,272
----------------------------------------------------------------------------------
Premiums earned                                          -    (12,069)    (12,069)
Losses incurred                                          -    (18,163)    (18,163)
Commission expense                                 178,859     48,141     227,000
Change in nonadmitted assets                             -    (63,422)    (63,422)
Other                                                    -       (252)       (252)
----------------------------------------------------------------------------------
TOTAL CHANGE IN SURPLUS                          $(178,859) $(105,721) $ (284,580)
----------------------------------------------------------------------------------
NET IMPACT                                       $(358,177) $(294,959) $ (653,136)
----------------------------------------------------------------------------------

Cash                                             $       -  $ 129,807  $  129,807
Bonds                                                    -     35,446      35,446
Settlement of intercompany pooling balances        358,177    129,706     487,883
----------------------------------------------------------------------------------
NET CONSIDERATION RECEIVED                       $ 358,177  $ 294,959  $  653,136
----------------------------------------------------------------------------------

Distribution of Affiliate
--------------------------------------------------------------------------------
In September 2013, the Association distributed shares of AEHL, cash and bonds to its members. The following details the distribution components received by the former Admitted Pool members from the Association:
--------------------------------------------------------------------------------

-----------------------------------------------------------
                     NATIONAL AMERICAN    NEW
DECEMBER 31, 2013     UNION     HOME   HAMPSHIRE   TOTAL
-----------------------------------------------------------
AEHL Shares          $433,879 $394,435 $473,322  $1,301,636
Cash                  269,354  416,559  118,623     804,536
Bonds                       -        -   73,489      73,489

--------------------------------------------------------------------------------
43 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Immediately following the receipt of this distribution, all of the AEHL shares received by New Hampshire, National Union and The Company were distributed by way of dividend and return of capital to AIG PC US. The former Admitted Pool members shared the Association interest (and the resulting AEHL consideration) in accordance with their pool participation percentages. The following table shows the impact of the contributions and distributions related to this transaction on each of the former Admitted Pool members:

------------------------------------------------------------------------------------------------------------------
                                         NATIONAL   AMERICAN     NEW
DECEMBER 31, 2013                         UNION       HOME    HAMPSHIRE     C&I       ISOP      APCC      TOTAL
------------------------------------------------------------------------------------------------------------------
Change in:
   Total Assets                         $(293,810) $(239,450) $  11,789  $(138,454) $ 18,430  $ 18,430  $(623,065)
   Total Liabilities                            -     22,288    287,681          -         -         -    309,969

Statement of Operations and Changes in
Surplus:                                        -          -          -          -         -         -          -
   Net Income                             368,415    349,025     48,476    106,646    48,476    48,476    969,514
   Unrealized gains/(losses)             (228,347)  (216,328)   (30,046)   (66,100)  (30,046)  (30,046)  (600,913)
   Dividends paid                        (198,716)  (394,435)  (142,233)  (179,000)        -         -   (914,384)
   Return of capital                     (235,162)         -   (152,089)         -         -         -   (387,251)
------------------------------------------------------------------------------------------------------------------
TOTAL SURPLUS:                          $(293,810) $(261,738) $(275,892) $(138,454) $ 18,430  $ 18,430  $(933,034)
------------------------------------------------------------------------------------------------------------------

Branch Conversions
For the 2013 reporting period, the following foreign branches that were previously reported as part of the Association were converted to locally domiciled insurance companies or branches of regional insurers. Accordingly, their direct operations are no longer reported as part of the Association:

------------------------------------------------------------------------------------------------
YEAR ENDED
DECEMBER 31, 2013

EFFECTIVE DATE       BRANCH NAME                          TRANSFEREE ENTITY
------------------------------------------------------------------------------------------------
12/1/2012            Jamaica Branch of American Home      Chartis Jamaica Insurance Company
                                                          Limited
12/1/2012            Panama Branch of National Union      AIG Seguros Panama, S.A. (fka Chartis
                                                          Seguros Panama, S.A.)
3/1/2013             Honduras Branch of American Home     AIG Seguros Guatemala, S.A. (fka
                                                          Chartis Seguros Guantemala)
6/1/2013             Papua New Guinea Branch of American  AIG PNG Limited
                     Home
------------------------------------------------------------------------------------------------

On the effective date of the 2013 conversions, the former Admitted Pool's allocation of these branches total assets and liabilities were $21,743 and $18,432 respectively. These balances were previously reported as Equities in Pools and Associations.

--------------------------------------------------------------------------------
44 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

E. Amounts Due to or from Related Parties
--------------------------------------------------------------------------------
At December 31, 2014 and 2013, the Company reported the following receivables/payables balances from/to its Ultimate Parent, subsidiaries and affiliates (excluding reinsurance transactions). Intercompany agreements have defined settlement terms and related receivables are reported as nonadmitted if balances due remain outstanding more than ninety days past the due date as specified in the agreement.

---------------------------------------------------------------------
COMPANY                                                2014    2013
---------------------------------------------------------------------
Balances with National Union                         $    135 $13,504
Balances with other member pool companies                 574      55
Balances with other affiliates                             28   4,027
---------------------------------------------------------------------
Receivable from parent, subsidiaries and affiliates  $    737 $17,586
---------------------------------------------------------------------
Balances with National Union                         $188,731 $     -
Balances with other member pool companies                  83       -
Balances with other affiliates                         61,518  16,642
---------------------------------------------------------------------
Payable to parent, subsidiaries and affiliates       $250,332 $16,642
---------------------------------------------------------------------

Federal and foreign income taxes receivable/(payable) under the Tax Sharing Agreement at December 31, 2014 and 2013 were $(4,811) and $(2,818), respectively.

The Company did not change its methods of establishing terms regarding any transactions with its affiliates during the years ended December 31, 2014 and 2013.

F. Capital Maintenance Agreements
--------------------------------------------------------------------------------
AIG generally manages capital with its non-life insurance companies through internal, Board-approved policies and guidelines. AIG was party to a consolidated capital maintenance agreement ("CMA") with AIG PC and certain of its domestic non-life Insurance companies as of December 31, 2014. Among other things, the CMA provided that AIG would maintain the total adjusted capital of these non-life insurance companies, measured as a group (the "Fleet"), at or above the specified minimum percentage of the Fleet's projected total authorized control level RBC at a minimum percentage of 300 percent. As a result of AIG, AIG PC and these domestic non- life insurance companies' views as to the sufficiency of managing capital through internal, Board-approved policies and guidelines, it was agreed amongst the parties to terminate this CMA effective February 19, 2015. The state insurance department regulators were notified of such agreement.

G. Guarantees or Contingencies for Related Parties
--------------------------------------------------------------------------------
The Company has issued guarantees whereby it unconditionally and irrevocably guarantees all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies, as disclosed in Note 10.

H. Management, Service Contract and Cost Sharing Arrangements
--------------------------------------------------------------------------------
As an affiliated company of AIG, the Company utilizes centralized services from AIG. The Company is allocated a charge for these services, based on the amount of incremental expense associated with operating the Company as a separate legal entity. The amount of expense allocated to the Company each period was determined based on an analysis of services provided.

The following table summarizes the allocated expense from AIG related entities that exceeded one-half of one percent of the Company's admitted assets during 2014 and 2013:

------------------------------------------------------------
AFFILIATES                          2014     2013     2012
------------------------------------------------------------
AIG Global Claims Services, Inc.  $265,397 $270,723 $241,398
AIG PC Global Services, Inc.       152,804  134,150   39,741
------------------------------------------------------------
TOTAL                             $418,201 $404,873 $281,139
------------------------------------------------------------

In 2014 and 2013 management service costs included severance expenses pertaining to an AIG-wide initiative to centralize work streams into lower cost locations and create a more streamlined organization.

--------------------------------------------------------------------------------
45 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

As of December 31, 2014 and 2013, short-term investments included amounts invested in the AIG Managed Money Market Fund of $282,664 and $305,575, respectively.

7. REINSURANCE
--------------------------------------------------------------------------------
In the ordinary course of business, the Company may use both treaty and facultative reinsurance to minimize its net loss exposure to a) any single catastrophic loss event; b) to an accumulation of losses from a number of smaller events; or c) to provide greater risk diversification. In addition, the Company may assume reinsurance from other insurance companies. Based on the terms of the reinsurance contracts, a portion of expected IBNR losses will be recoverable in accordance with terms of the reinsurance protection purchased. This determination is necessarily based on the estimate of IBNR and accordingly, is subject to the same uncertainties as the estimate of IBNR.
Ceded amounts related to paid and unpaid losses and loss expenses with respect to these reinsurance agreements are generally substantially collateralized. The Company remains liable to the extent that the reinsurers do not meet their obligation under the reinsurance contracts after any collateral is exhausted, and as such, the financial condition of the reinsurers is regularly evaluated and monitored for concentration of credit risk.

The following table presents direct, assumed reinsurance and ceded reinsurance written and earned for the year ended December 31, 2014, 2013 and 2012:

--------------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31,                   2014                        2013                        2012
                                  ----------------------------------------------------------------------------------
                                    WRITTEN        EARNED       WRITTEN        EARNED       WRITTEN       EARNED
--------------------------------------------------------------------------------------------------------------------
Direct Premiums                   $ (211,371)    $  171,624    $  928,608    $1,005,255    $1,192,441   $1,276,901
Reinsurance premiums assumed:
   Affiliates                      7,798,864      7,460,072     7,001,709     6,771,303     6,737,056    6,840,322
   Non-affiliates                    134,025        128,937       198,363       189,579       164,020      147,946
--------------------------------------------------------------------------------------------------------------------
       GROSS PREMIUMS              7,721,518      7,760,633     8,128,680     7,966,137     8,093,517    8,265,169
--------------------------------------------------------------------------------------------------------------------

Reinsurance premiums ceded:
   Affiliates                        763,633        713,378       883,552     1,242,338     1,459,199    1,391,378
   Non-affiliates                  1,458,472      1,454,350     1,392,708     1,297,174     1,429,927    1,516,102
--------------------------------------------------------------------------------------------------------------------
       NET PREMIUMS               $5,499,413     $5,592,905    $5,852,420    $5,426,625    $5,204,391   $5,357,689
--------------------------------------------------------------------------------------------------------------------
2014 Direct Written Premiums includes the impact of ($726,095) reserve transfer due to the Japan Branch Conversion.
--------------------------------------------------------------------------------------------------------------------

As of December 31, 2014 and 2013, and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

------------------------------------------------------
                      UNEARNED    PAID    RESERVES FOR
                      PREMIUM  LOSSES AND    LOSSES
                      RESERVES    LAE       AND LAE
------------------------------------------------------
DECEMBER 31, 2014:
   AFFILIATES         $516,995  $114,919  $ 9,593,610
   NON-AFFILIATES      457,698   289,870    2,954,258
------------------------------------------------------
   TOTAL              $974,693  $404,789  $12,547,868
------------------------------------------------------

DECEMBER 31, 2013:
   Affiliates         $515,958  $111,061  $ 8,399,417
   Non-affiliates      453,567   332,092    3,126,356
------------------------------------------------------
   Total              $969,525  $443,153  $11,525,773
------------------------------------------------------

--------------------------------------------------------------------------------
46 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

A. Reinsurance Return Commission
--------------------------------------------------------------------------------
The maximum amount of return commission which would have been due to reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2014 and 2013 with the return of the unearned premium reserve is as follows:

------------------------------------------------------------------------------------------------------------------------
                          ASSUMED REINSURANCE                CEDED REINSURANCE                        NET
                   --------------------------------- --------------------------------- --------------------------------
                   PREMIUM RESERVE COMMISSION EQUITY PREMIUM RESERVE COMMISSION EQUITY PREMIUM RESERVE COMMISSION EQUITY
------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2014
   AFFILIATES        $3,731,362        $502,953         $516,995         $ 72,838        $3,214,366        $430,114
   ALL OTHER             95,835          12,918          457,698           64,484          (361,863)        (51,566)
------------------------------------------------------------------------------------------------------------------------
TOTAL                $3,827,197        $515,871         $974,693         $137,322        $2,852,503        $378,548
------------------------------------------------------------------------------------------------------------------------

DECEMBER 31, 2013
   Affiliates        $3,392,845        $515,261         $515,958         $ 81,974        $2,876,887        $433,287
   All Other             90,762          13,784          453,567           72,061          (362,805)        (58,278)
------------------------------------------------------------------------------------------------------------------------
TOTAL                $3,483,607        $529,045         $969,525         $154,035        $2,514,082        $375,009
------------------------------------------------------------------------------------------------------------------------

B. Unsecured Reinsurance Recoverable
--------------------------------------------------------------------------------
Individual reinsurers with unsecured balances in excess of 3 percent of policyholders' surplus at December 31, 2014 and 2013 are as follows:

-----------------------------------------------------------------
REINSURER                                     2014       2013
-----------------------------------------------------------------
Affiliates:
   Combined Pool                           $8,281,349 $ 6,817,334
   Eaglestone Reinsurance Company             820,561     721,588
   AIU Insurance Company, Ltd. - Japan         13,207           -
   Other affiliates                            14,271     294,269
-----------------------------------------------------------------
   TOTAL AFFILIATES                        $9,129,388 $ 7,833,191
-----------------------------------------------------------------
   Swiss Reinsurance America Corp             352,014     246,246
   Transatlantic Reinsurance Company          234,143     247,096
   Munich Reinsurance Company                       -     209,140
   Hannover Ruckversicherungs Se                    -     162,325
   Other                                            -   2,710,763
-----------------------------------------------------------------
TOTAL NON-AFFILIATES                          586,157   3,575,570
-----------------------------------------------------------------
   TOTAL AFFILIATES AND NON-AFFILIATES     $9,715,545 $11,408,761
-----------------------------------------------------------------

C. Reinsurance Recoverable in Dispute
--------------------------------------------------------------------------------
At December 31, 2014 and 2013, the aggregate of all disputed items did not exceed 10 percent of capital and surplus and there were no amounts in dispute for any single reinsurer that exceeded 5 percent of capital and surplus. The total reinsurance recoverable balances in dispute are $133,254 and $106,456 as of December 31, 2014 and 2013, respectively.

--------------------------------------------------------------------------------
47 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

8. INCOME TAXES
--------------------------------------------------------------------------------
At December 31, 2014, the Company had gross deferred tax assets ("DTA") of $1,461,633. Management believes that it is more likely than not that these assets will be realized in the foreseeable future therefore the Company has not recorded a valuation allowance against its deferred tax asset. Tax planning strategies had no impact on the determination of the net admitted DTA.

The components of the Company's net deferred tax assets/liabilities ("DTA"/"DTL") as of December 31, 2014 and 2013 are as follows:

                      ------------------------------------------------------------------------------------------------
                                 12/31/2014                      12/31/2013                        CHANGE
                      ------------------------------------------------------------------------------------------------
                       ORDINARY   CAPITAL     TOTAL     ORDINARY   CAPITAL    TOTAL     ORDINARY   CAPITAL    TOTAL
----------------------------------------------------------------------------------------------------------------------
Gross DTA             $1,336,702 $ 124,961  $1,461,663 $1,632,278 $155,688  $1,787,966 $(295,576) $(30,727) $(326,303)
Statutory Valuation
Allowance                      -         -           -          -        -           -         -         -          -
----------------------------------------------------------------------------------------------------------------------
Adjusted Gross DTA     1,336,702   124,961   1,461,663  1,632,278  155,688   1,787,966  (295,576)  (30,727)  (326,303)
Nonadmitted DTA          177,901         -     177,901    737,369        -     737,369  (559,468)        -   (559,468)
----------------------------------------------------------------------------------------------------------------------
Subtotal Admitted DTA  1,158,801   124,961   1,283,762    894,909  155,688   1,050,597   263,892   (30,727)   233,165
DTL                      231,280   258,113     489,393    206,310  204,422     410,732    24,970    53,691     78,661
----------------------------------------------------------------------------------------------------------------------
Net Admitted
DTA/(Net DTL)         $  927,521 $(133,152) $  794,369 $  688,599 $(48,734) $  639,865 $ 238,922  $(84,418) $ 154,504
----------------------------------------------------------------------------------------------------------------------

The following table shows the summary of the calculation for the net admitted DTA as of December 31, 2014 and 2013:

---------------------------------------------------------------------------------------------------------------------------------
                                              12/31/2014                     12/31/2013                       CHANGE
                                    ---------------------------------------------------------------------------------------------
                                     ORDINARY  CAPITAL    TOTAL     ORDINARY  CAPITAL    TOTAL     ORDINARY   CAPITAL    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Carried back losses that reverse
in subsequent three calendar
years                               $        - $      - $        - $        - $      - $        - $       -  $      -  $       -
Adjusted gross DTAs realizable
within 36 months or 15 percent
of statutory surplus (the lesser
of 1 and 2 below)                      794,369        -    794,369    667,773        -    667,773   126,596         -    126,596
   1. Adjusted gross DTAs
   realizable within 36 months         794,369        -    794,369  1,060,737        -  1,060,737  (266,368)        -   (266,368)
   2. 15 percent of statutory
   surplus                                   -        -    968,030          -        -    667,773         -         -    300,257
Adjusted gross DTAs that can be
offset against DTLs                    364,432  124,961    489,393    227,136  155,688    382,824   137,296   (30,727)   106,569
---------------------------------------------------------------------------------------------------------------------------------
   Total DTA admitted as the
   result of application of SSAP
   101                              $1,158,801  124,961  1,283,762 $  894,909 $155,688 $1,050,597 $ 263,892  $(30,727) $ 233,165
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                   -----------------------
                                                                                                      2014        2013
                                                                                                   -----------------------
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount                        394%        307%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation
in (2) above.                                                                                      $6,453,535  $4,451,821

The following table shows the components of the current income tax expense (benefit) for the periods listed:

-----------------------------------------------------------------------
CURRENT INCOME TAX                           2014      2013     CHANGE
-----------------------------------------------------------------------
Federal income tax                         $(31,781) $(36,464) $ 4,683
Foreign income tax                            8,740    10,320   (1,580)
-----------------------------------------------------------------------
Subtotal                                    (23,041)  (26,144)   3,103
-----------------------------------------------------------------------
Federal income tax on net capital gains      53,044    37,062   15,982
-----------------------------------------------------------------------
Federal and foreign income taxes incurred  $ 30,003  $ 10,918  $19,085
-----------------------------------------------------------------------

--------------------------------------------------------------------------------
48 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The following table shows the components of the DTA split between ordinary and capital DTA as of December 31, 2014 and 2013:

-------------------------------------------------------------------------
                                            2014       2013      CHANGE
-------------------------------------------------------------------------
ORDINARY
Discounting of unpaid losses             $  330,284 $  319,135 $  11,149
Nonadmitted assets                           91,762    151,137   (59,375)
Unearned premium reserve                    207,839    214,763    (6,924)
Bad debt expense                             28,536     42,360   (13,824)
Goodwill & deferred revenue                       -     23,704   (23,704)
Net operating loss carry forward            344,479    546,670  (202,191)
Foreign tax credit carry forward             55,869     53,974     1,895
Deferred tax on foreign operations              928        867        61
Investments                                 238,147    211,583    26,564
Deferred loss on branch conversions             458        458         -
Intangibles                                       -     15,915   (15,915)
Other temporary difference                   38,400     51,712   (13,312)
-------------------------------------------------------------------------
Subtotal                                  1,336,702  1,632,278  (295,576)
-------------------------------------------------------------------------
Statutory valuation allowance adjustment          -          -         -
Nonadmitted                                 177,901    737,369  (559,468)
-------------------------------------------------------------------------
ADMITTED ORDINARY DEFERRED TAX ASSETS    $1,158,801 $  894,909 $ 263,892
-------------------------------------------------------------------------
CAPITAL
Investments                              $  113,785 $  150,894 $ (37,109)
Unrealized capital losses                    10,268      3,886     6,382
Deferred loss on branch conversions             538        538         -
Other temporary difference                      370        370         -
-------------------------------------------------------------------------
Subtotal                                    124,961    155,688   (30,727)
-------------------------------------------------------------------------
Statutory valuation allowance adjustment          -          -         -
Nonadmitted                                       -          -         -
-------------------------------------------------------------------------
ADMITTED CAPITAL DEFERRED TAX ASSETS        124,961    155,688   (30,727)
-------------------------------------------------------------------------
ADMITTED DEFERRED TAX ASSETS             $1,283,762 $1,050,597 $ 233,165
-------------------------------------------------------------------------

The following table shows the components of the DTL split between ordinary and capital DTL as of December 31, 2014 and 2013:

--------------------------------------------------------------------
                                           2014     2013    CHANGE
--------------------------------------------------------------------
Ordinary
Investments                              $211,216 $191,255 $ 19,961
Other temporary differences                20,064   15,056    5,008
--------------------------------------------------------------------
Subtotal                                  231,280  206,311   24,969
--------------------------------------------------------------------
Capital
Investments                              $107,639 $ 40,660 $ 66,979
Unrealized capital gains                  150,374  135,753   14,621
Other temporary differences                   100   28,008  (27,908)
--------------------------------------------------------------------
Subtotal                                  258,113  204,421   53,692
--------------------------------------------------------------------
Deferred tax liabilities                  489,393  410,732   78,661
--------------------------------------------------------------------
Net deferred tax assets/liabilities      $794,369 $639,865 $154,504
--------------------------------------------------------------------

--------------------------------------------------------------------------------
49 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The change in net deferred tax assets is comprised of the following:

-----------------------------------------------------------------------------------------------
                                                                2014        2013       CHANGE
-----------------------------------------------------------------------------------------------
Adjusted gross deferred tax assets                           $1,461,663  $1,787,966  $(326,303)
Total deferred tax liabilities                                 (489,393)   (410,732)   (78,661)
-----------------------------------------------------------------------------------------------
Net deferred tax assets/ (liabilities)                          972,270   1,377,234   (404,964)
Deferred tax assets/(liabilities) - SSAP 3                                              (6,195)
Deferred tax assets/(liabilities) - unrealized                                          (8,239)
-----------------------------------------------------------------------------------------------
Total change in net deferred tax                                                     $(390,530)
-----------------------------------------------------------------------------------------------
Change in deferred tax - current year                                                 (304,459)
Change in deferred tax - current year - other surplus items                            (86,071)
-----------------------------------------------------------------------------------------------
Change in deferred tax - current year - total                                        $(390,530)
-----------------------------------------------------------------------------------------------

The following table shows the components of opening surplus adjustments upon current and deferred taxes for the year ended December 31, 2014

-------------------------------------------------------------
                                    CURRENT DEFERRED  TOTAL
-------------------------------------------------------------
SSAP 3 impact:
SSAP 3 - general items              $1,459  $(6,195) $(4,736)
SSAP 3 - unrealized gain/loss            -        4        4
-------------------------------------------------------------
Subtotal impact to admitted assets   1,459   (6,191)  (4,732)
SSAP 3 - nonadmitted impact              -   10,748   10,748
-------------------------------------------------------------
Total SSAP 3 impact                 $1,459  $ 4,557  $ 6,016
-------------------------------------------------------------

--------------------------------------------------------------------------------
50 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The provision for federal and foreign income taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents a reconciliation of such differences in arriving at total taxes related to the Company for the years ended December 31, 2014, 2013 and 2012:

------------------------------------------------------------------------------------------------------------------------
                                                               2014                  2013                  2012
                                                       --------------------  --------------------  --------------------
DESCRIPTION                                              AMOUNT   TAX EFFECT   AMOUNT   TAX EFFECT   AMOUNT   TAX EFFECT
------------------------------------------------------------------------------------------------------------------------
Net Income Before Federal Income Taxes and Capital
Gains Taxes                                            $ 838,233   $293,382  $ 713,908  $ 249,868  $ 302,637   $105,923
Book to Tax Adjustments:
Tax Exempt Income                                       (171,222)   (59,928)  (202,777)   (70,972)  (212,356)   (74,325)
Dividend Received Deduction                                 (978)      (342)      (438)      (153)      (622)      (218)
Subpart F Income, Gross-Up & Foreign Tax Credits               -        443   (428,635)   (87,051)    63,904     (2,445)
Transfer Pricing                                         (30,638)   (10,723)         -          -          -          -
Stock Options And Other Compensation                      19,747      6,911     14,354      5,024      9,756      3,415
Non-Deductible Penalties                                     345        121        348        122         90         31
Change in Nonadmitted Assets                             164,915     57,720    (86,943)   (30,430)    42,101     14,735
Change in Tax Position                                         -       (230)         -        599          -       (549)
Return to Provision                                            -      2,525          -     (2,844)         -     (4,319)
Reversal of Book/Tax Difference on Share Distribution    119,438     41,803          -          -          -          -
Branch Incorporation & Conversion                              -          -       (497)      (174)    (1,005)      (352)
Other                                                      7,945      2,780     18,066      6,322          -          -
------------------------------------------------------------------------------------------------------------------------
Total Book to Tax Adjustments                            109,552     41,080   (686,522)  (179,557)   (98,132)   (64,027)
------------------------------------------------------------------------------------------------------------------------
Total Tax                                              $ 947,785   $334,462  $  27,386  $  70,311  $ 204,505   $ 41,896
------------------------------------------------------------------------------------------------------------------------

Federal and Foreign Income Taxes Incurred                      -    (23,041)         -    (26,144)         -    (31,163)
Federal Income Tax on Net Capital Gains                        -     53,044          -     37,062          -     48,295
Change in Net Deferred Income Taxes                            -    390,530          -     27,917          -     22,439

Less: Change in Deferred Tax--Other Surplus Items              -    (86,071)         -     31,476          -      2,325
------------------------------------------------------------------------------------------------------------------------
Total Tax                                              $       -   $334,462  $       -  $  70,311  $       -   $ 41,896

For the year ended December 31, 2014, the table above includes $41,803 of tax effected adjustments reflecting the different treatment for book and tax purposes of the distribution of the AHJ's assets and liabilities as detailed in
Note 6.

OPERATING LOSS AND TAX CREDIT CARRY FORWARDS
At December 31, 2014, the Company had net operating loss carry forwards originating during the years 2010 to 2012 and
expiring through 2032 of:                                                                                              $984,226
At December 31, 2014, the Company had no capital loss carry forwards.                                                  $      -
At December 31, 2014, the Company had no AMT credit carry forwards.                                                    $      -
At December 31, 2014, the Company had foreign tax credits originating during the years 2009 to 2014 and expiring
through 2024 of:                                                                                                       $ 55,869

There were no deposits reported as admitted assets under Section 6603 of the Internal Revenue Service (IRS) Code as of December 31, 2014. The Company does not believe that the liability related to any federal or foreign tax loss contingencies will significantly change within the next 12 months. A reasonable estimate of such change cannot be made at this time.

As of December 31, 2014, the Company recorded gross receivables related to tax return errors and omissions in the amount of $16,424, all of which were nonadmitted. As of December 31, 2014, there were no liabilities related to uncertain tax positions.

The U.S is the only major tax jurisdiction of the Company, and as of December 31, 2014, the tax years from 2000 to 2013 remain open.

--------------------------------------------------------------------------------
51 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The following table lists those companies that form part of the 2014 AIG consolidated federal income tax return:
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
         COMPANY                   COMPANY                  COMPANY                  COMPANY                  COMPANY
------------------------------------------------------------------------------------------------------------------------------
A.I. Credit Consumer       AIG Financial Products   AIG Specialty            Aircraft 32A-810 Inc.    Aircraft 74B-27602 Inc.
Discount Company           Corp.                    Insurance Company

A.I. Credit Corp.          AIG Financial            AIG Spring Ridge I,      Aircraft 32A-987 Inc.    Aircraft 74B-29375 Inc.
                           Securities Corp.         Inc.

AeroTurbine, Inc.          AIG Funding, Inc.        AIG Trading Group Inc.   Aircraft 32A-993, Inc.   Aircraft 75B-26276 Inc.

AGC Life Insurance         AIG G5, Inc.             AIG Travel Assist, Inc.  Aircraft 33A-132, Inc.   Aircraft 75B-28833 Inc.
Company

Agency Management          AIG Global Asset         AIG Travel Insurance     Aircraft 33A-272 Inc.    Aircraft 75B-28834 Inc.
Corporation                Management Holdings      Agency, Inc.
                           Corp.

AH SubGP 1384              AIG Global Claims        AIG Warranty Services    Aircraft 33A-358 Inc.    Aircraft 75B-28836 Inc.
Woodglen, LLC              Services, Inc.           of Florida, Inc.

AH SubGP 1470              AIG Global Real Estate   AIG Warranty Services,   Aircraft 33A-364 Inc.    Aircraft 76B-26261 Inc.
Palmetto, LLC              Investment Corp.         Inc.

AH SubGP 1548 Walnut,      AIG Global Services,     AIG WarrantyGuard,       Aircraft 34A-152 Inc.    Aircraft 76B-26327 Inc.
LLC                        Inc.                     Inc.

AH SubGP 1597              AIG Insurance            AIG.COM, Inc.            Aircraft 34A-216 Inc.    Aircraft 76B-26329 Inc.
Broadmoor, LLC             Management Services,
                           Inc.

AH SubGP 1600 Rainer,      AIG International Inc.   AIG-FP Capital           Aircraft 34A-395 Inc.    Aircraft 76B-27597 Inc.
LLC                                                 Funding Corp.

AH SubGP 1631              AIG Kirkwood, Inc.       AIG-FP Capital           Aircraft 34A-48 Inc.     Aircraft 76B-27600 Inc.
Broadway, LLC                                       Preservation Corp.

AH SubGP 1694 Sonoma,      AIG Life Holdings, Inc.  AIG-FP Matched           Aircraft 34A-93 Inc.     Aircraft 76B-27613 Inc.
LLC                                                 Funding Corp.

AH SubGP 479 Sunrise,      AIG Life of Bermuda,     AIG-FP Pinestead         Aircraft 73B-25374 Inc.  Aircraft 76B-27615 Inc.
LLC                        Ltd.                     Holdings Corp.

AH SubGP 835               AIG Lodging              AIGGRE 6037 Investor     Aircraft 73B-25375 Inc.  Aircraft 76B-28132 Inc.
Whispering, LLC            Opportunities, Inc.      LLC

AH SubGP GAG Gandolf,      AIG Markets, Inc.        AIGGRE DC Ballpark       Aircraft 73B-26315 Inc.  Aircraft 76B-28206 Inc.
LLC                                                 Investor, LLC

AH SubGP MDL, LLC          AIG Matched Funding      AIGGRE Hill7 Investor    Aircraft 73B-26317 Inc.  Aircraft 77B-29404 Inc.
                           Corp.                    LLC

AICCO, INC.(DE)            AIG North America,       AIGGRE Lane Field        Aircraft 73B-26323 Inc.  Aircraft 77B-29908 Inc.
                           Inc.                     Investor LLC

AIG Advisor Group, Inc.    AIG Offshore Systems     AIGGRE Market Street     Aircraft 73B-28249 Inc.  Aircraft 77B-32717 Inc.
                           Services, Inc.           II LLC

AIG Aerospace              AIG PC European          Aircraft 32A-1658 Inc.   Aircraft 73B-28252 Inc.  Aircraft 77B-32723 Inc.
Adjustment Services, Inc.  Insurance Investments
                           Inc.

AIG Aerospace Insurance    AIG PC Global            Aircraft 32A-1695 Inc.   Aircraft 73B-30036 Inc.  Aircraft A330 143 Inc.
Services, Inc.             Services, Inc.

AIG Assurance Company      AIG Portfolio Solutions  Aircraft 32A-1905 Inc.   Aircraft 73B-30645 Inc.  Aircraft A330 72 Inc.
                           LLC

AIG Capital Corporation    AIG Procurement          Aircraft 32A-1946 Inc.   Aircraft 73B-30646 Inc.  Aircraft A330 98 Inc.
                           Services, Inc.

AIG Central Europe &       AIG Property Casualty    Aircraft 32A-2024 Inc.   Aircraft 73B-30661 Inc.  Aircraft Andros Inc.
CIS Insurance Holdings     Company
Corporat

AIG Claims, Inc.           AIG Property Casualty    Aircraft 32A-2594 Inc.   Aircraft 73B-30671 Inc.  Aircraft B757 29377
                           Inc.                                                                       Inc.

AIG Commercial             AIG Property Casualty    Aircraft 32A-2731 Inc.   Aircraft 73B-30730 Inc.  Aircraft B757 29382
Equipment Finance, Inc.    Insurance Agency, Inc.                                                     Inc.

AIG Consumer Finance       AIG Property Casualty    Aircraft 32A-3147 Inc.   Aircraft 73B-31127 Inc.  Aircraft B767 29388
Group, Inc.                International, LLC                                                         Inc.

AIG Credit (Europe)        AIG Property Casualty    Aircraft 32A-3148 Inc.   Aircraft 73B-32796 Inc.  Aircraft Lotus Inc.
Corporation                U.S., Inc.

AIG Credit Corp.           AIG Real Estate          Aircraft 32A-579 Inc.    Aircraft 73B-32841 Inc.  Aircraft SPC-12, Inc.
                           Investment &
                           Management Co. (P.R.),
                           Inc.

AIG Direct Insurance       AIG Realty, Inc.         Aircraft 32A-585 Inc.    Aircraft 73B-33220 Inc.  Aircraft SPC-14, Inc.
Services, Inc.

AIG Employee Services,     AIG Relocation, Inc.     Aircraft 32A-645 Inc.    Aircraft 73B-38821 Inc.  Aircraft SPC-3, Inc.
Inc.

AIG Equipment Finance      AIG S1, Inc.             Aircraft 32A-726 Inc.    Aircraft 73B-41794 Inc.  Aircraft SPC-4, Inc.
Holdings, Inc.

AIG FCOE, Inc.             AIG Securities Lending   Aircraft 32A-760 Inc.    Aircraft 73B-41796 Inc.  Aircraft SPC-8, Inc.
                           Corp. (fka AIG Glbl
                           Sec Lend)

AIG Federal Savings        AIG Shared Services      Aircraft 32A-775 Inc.    Aircraft 73B-41806 Inc.  Aircraft SPC-9, Inc.
Bank                       Corporation

AIG Financial Advisor      AIG Shared Services      Aircraft 32A-782 Inc.    Aircraft 73B-41815 Inc.  AIU Insurance
Services, Inc.             Corporation--                                                              Company
                           Management Service

--------------------------------------------------------------------------------
52 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
        COMPANY                  COMPANY                   COMPANY                   COMPANY                 COMPANY
----------------------------------------------------------------------------------------------------------------------------
Akita, Inc.              Delos Aircraft Inc.       Interlease Aircraft       SA Investment Group,     United Guaranty
                                                   Trading Corporation       Inc.                     Mortgage Insurance
                                                                                                      Company of North
                                                                                                      Carolina

AM Holdings LLC          Design Professionals      Interlease Management     SAAHP GP Corp.           United Guaranty
                         Association Risk          Corporation                                        Partners Insurance
                         Purchasing Group, Inc.                                                       Company

Ambler Holding Corp.     DIL/SAHP Corp.            International Lease       SAFG Retirement          United Guaranty
                                                   Finance Corporation       Services, Inc.           Residential Insurance
                                                                                                      Company

American Athletic Club,  DirectDME, Inc.           Intrepid Security, Inc.   SagePoint Financial,     United Guaranty
Inc.                                                                         Inc. (fka AIG Fin        Residential Insurance
                                                                             Advisors)                Company of North
                                                                                                      Carolina

American General         Eaglestone Reinsurance    Iris Energy Holding LP    SAI Deferred             United Guaranty
Annuity Service          Company                   (FMLY Iris Energy         Compensation             Services, Inc.
Corporation                                        Hold Corp.)               Holdings, Inc.

American General         Eastgreen, Inc.           Klementine Holdings,      SCSP Corp.               VALIC Financial
Assignment Corporation                             Inc.                                               Advisors, Inc.

American General         Euclid Aircraft, Inc.     Klementine Leasing,       Service Net Solutions    VALIC Retirement
Assignment Corporation                             Inc.                      of Florida, LLC          Services Company
of New York

American General         F 2000, Inc.              Knickerbocker             Service Net Warranty,    Vision2020 Wealth
Bancassurance Services,                            Corporation               LLC                      Management Corp.
Inc.

American General Center  FALCON-116 (UTAH)         Lexington Insurance       Sierra US Leasing, Inc.  Webatuck Corp.
                         Trust                     Company

American General         Financial Service         Livetravel, Inc.          Spicer Energy LLC        Western National
Insurance Agency, Inc.   Corporation                                                                  Marketing Group, Inc.

American General         First Mortgage            Macori, Inc. [Texas]      Spicer Holding Corp.     Whitney US Leasing,
International, Inc.      Insurance Company                                                            Inc.

American General         Fleet Solutions           Maksin Management         States Aircraft, Inc.    Woodbury Financial
Investment Management    Holdings Inc.             Corporation                                        Services, Inc.
Corporation

American General Realty  Flying Fortress Inc.      Medical Excess            SubGen NT, Inc.
Investment Corporation                             Insurance Services, Inc.

American Home            Flying Fortress           MG Reinsurance            SunAmerica Affordable
Assurance Company        Investments Inc.          Limited                   Housing Partners, Inc.

American International   Flying Fortress US        MIP Mezzanine, LLC        SunAmerica Capital
Facilities Management,   Leasing Inc.                                        Services, Inc.
Inc.

American International   Forest SAHP Corp.         MIP PE Holdings, LLC      SunAmerica Fund
Group, Inc.                                                                  Services, Inc.

American International   FQA, LLC                  Morefar Marketing, Inc.   SunAmerica Retirement
Realty Corp.                                                                 Markets, Inc.

American International   FSC Agency, Inc.          Mt. Mansfield             Team Classic Golf
Reinsurance Company,                               Company, Inc.             Services, Inc.
Ltd.

Apollo Aircraft Inc.     FSC Securities            National Union Fire       Temescal Aircraft Inc.
                         Corporation               Insurance Company of
                                                   Pittsburgh, Pa.

Applewood Funding Corp.  G4.00.01 US7004P2         National Union Fire       The Gulf Agency, Inc.
                                                   Insurance Company of
                                                   Vermont

Barnegat Funding Corp.   Global Loss Prevention,   New England Sports,       The Insurance
                         Inc.                      Recreation &              Company of the State of
                                                   Entertainment RPG,        Pennsylvania
                                                   Inc.

CABREA, Inc.             Grand Savannah SAHP       New Hampshire             The Variable Annuity
                         Corp.                     Insurance Company         Life Insurance
                                                                             Company

Charleston Bay SAHP      Grand Staircase Aircraft  New Hampshire             Top Aircraft, Inc.
Corp.                    Inc.                      Insurance Services, Inc.

Charmlee Aircraft Inc.   Granite State Insurance   Park Topanga Aircraft     Travel Guard Group,
                         Company                   Inc.                      Inc.

Chartis Bonfire          Health Direct, Inc.       Pearce & Pearce, Inc.     Travel Guard
Corporation                                                                  Worldwide, Inc.

Chartis Excess Limited   Hyperion Aircraft         Pelican 35302, Inc.       UG Corporation
                         Financing Inc.

Chartis Iraq, Inc.       Hyperion Aircraft Inc.    Pine Street Brokers       UG Shared Services,
                                                   Corp.                     Inc.

Chartis Latin America    ILFC Aviation             Pine Street Real Estate   United Guaranty
Investments, LLC         Consulting, Inc.          Holdings Corp.            Commercial Insurance
                                                                             Company of North
                                                                             Carolina

Chartis Libya, Inc.      ILFC Dover, Inc.          Prairie SAHP Corp.        United Guaranty
                                                                             Corporation

Chartis Memsa Holdings,  ILFC Holdings, Inc.       Risk Specialists          United Guaranty Credit
Inc.                                               Companies Insurance       Insurance Company
                                                   Agency, Inc.

Commerce and Industry    ILFC Volare, Inc.         Risk Specialists          United Guaranty
Insurance Company                                  Companies, Inc.           Insurance Company

--------------------------------------------------------------------------------
53 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

9. CAPITAL AND SURPLUS, DIVIDEND RESTRICTIONS AND QUASI-REORGANIZATIONS
--------------------------------------------------------------------------------

A. Common Stock
--------------------------------------------------------------------------------
In 2014 the Company increased the par value of its common stock from $11.5065 per share to $17.00 per share at the time it received $1,302,500 in capital from its immediate parent. As a result of this transaction, American Home's common capital stock was increased by $9,312 and its gross paid in and contributed surplus was increased by $1,293,187. The transaction was approved by American Home's board of directors and NY DFS. Refer to Note 6A for more details on the Pooling Restructure Transaction.

B. Dividend Restrictions
--------------------------------------------------------------------------------
Under New York law, the Company may pay cash dividends only from Unassigned surplus determined on a statutory basis.

New York domiciled companies are restricted (on the basis of the lower of 10 percent of statutory earned surplus, adjusted for special surplus items, as of December 31, 2014, or 100 percent of adjusted net investment income for the preceding thirty-six month period ended December 31, 2014) as to the amount of dividends they may declare or pay in any twelve-month period without the prior approval of the NY DFS. The maximum dividend amount the Company can pay in 2015 is $724,524 without the prior approval of the NY DFS.

Other than the limitations above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to the stockholder. The Company has agreed to provide advance notice to the NY DFS of
(i) any proposed transactions between the Company and AIG or an AIG affiliate not in the ordinary course of business, and (ii) any proposed dividend declarations or distributions.

The Company paid the following dividends during 2014 and 2013:

-----------------------------------------------------------------------------------
            2014                                               STATE APPROVAL
-------------------------------                             -----------------------
          DATE PAID              AMOUNT   TYPE OF DIVIDEND  REQUIRED    OBTAINED
-----------------------------------------------------------------------------------
          4/1/2014             $  233,554  EXTRAORDINARY      YES         YES
         12/19/2014               150,000  EXTRAORDINARY      YES         YES
-----------------------------------------------------------------------------------
            TOTAL              $  383,554
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
            2013                                               STATE APPROVAL
-------------------------------                             -----------------------
          DATE PAID              AMOUNT   TYPE OF DIVIDEND  REQUIRED    OBTAINED
-----------------------------------------------------------------------------------
           Various             $      524    Ordinary         No      Not required
          3/19/2013                77,000    Ordinary         No      Not required
          4/1/2013                 23,000    Ordinary         No      Not required
          5/13/2013               180,000    Ordinary         No      Not required
          9/1/2013                394,435  Extraordinary      Yes         Yes
          9/6/2013                220,000    Ordinary         Yes         Yes
          9/30/2013               320,000  Extraordinary      Yes         Yes
-----------------------------------------------------------------------------------
            TOTAL              $1,214,959
-----------------------------------------------------------------------------------

--------------------------------------------------------------------------------
54 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

C. Capital & Surplus
--------------------------------------------------------------------------------
Changes in balances of special surplus funds are due to adjustments in the amounts of reserves transferred under retroactive reinsurance agreements and when cash recoveries exceed the consideration paid.

The portion of Unassigned surplus at December 31, 2014 and 2013 represented or reduced by each item below is as follows:

------------------------------------------------------------------------------------------
                                                                 AS ADJUSTED*
YEARS ENDED DECEMBER 31,                                 2014        2013         2013
------------------------------------------------------------------------------------------
Unrealized gains and losses (net of taxes)            $ 191,706  $   237,471  $    27,943
Nonadmitted asset values                               (412,681)  (1,143,851)  (1,167,295)
Provision for reinsurance                               (60,702)     (57,751)     (57,751)

* As Adjusted includes SSAP 3 prior year adjustments

The Company exceeded minimum RBC requirements at both December 31, 2014 and 2013.

With the approval of the NY DFS, American Home executed a quasi-reorganization effective March 31, 2012; which restated Gross Paid-in and Contributed Surplus to Unassigned surplus. The impact of the quasi reorganization is as follows:

---------------------------------------------------------------------------------------
                               Change in Gross Paid-in and
                               Contributed Surplus         Change in Unassigned surplus
---------------------------------------------------------------------------------------
2012                                   $(1,000,000)                 $1,000,000
---------------------------------------------------------------------------------------

10.CONTINGENCIES
--------------------------------------------------------------------------------

A. Legal Proceedings
--------------------------------------------------------------------------------
The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

Other legal proceedings include the following:

Workers' Compensation Residual Market Assessment: In April 2007, the National Association of Insurance Commissioners (NAIC) formed a Settlement Review Working Group, directed by the State of Indiana, to review the Workers' Compensation Residual Market Assessment portion of the settlement between AIG, the Office of the New York Attorney General, and the New York State Department of Insurance. In late 2007, the Settlement Review Working Group, under the direction of Indiana, Minnesota and Rhode Island, recommended that a multi-state targeted market conduct examination focusing on workers' compensation insurance be commenced under the direction of the NAIC's Market Analysis Working Group. AIG was informed of the multi-state targeted market conduct examination in January 2008. The lead states in the multi-state examination were Delaware, Florida, Indiana, Massachusetts, Minnesota, New York, Pennsylvania and Rhode Island. All other states (and the District of Columbia) agreed to participate in the multi-state examination. The examination focused on legacy issues related to certain AIG entities' writing and reporting of workers compensation insurance between 1985 and 1996.

--------------------------------------------------------------------------------
55 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

On December 17, 2010, AIG and the lead states reached an agreement to settle all regulatory liabilities arising out of the subjects of the multistate examination. This regulatory settlement agreement, which was agreed to by all 50 states and the District of Columbia, included, among other terms, (i) AIG's payment of $100 million in regulatory fines and penalties; (ii) AIG's payment of $46.5 million in outstanding premium taxes and assessments; (iii) AIG's agreement to enter into a compliance plan describing agreed-upon specific steps and standards for evaluating AIG's ongoing compliance with state regulations governing the setting of workers' compensation insurance premium rates and the reporting of workers compensation premiums; and (iv) AIG's agreement to pay up to $150 million in contingent fines in the event that AIG fails to comply substantially with the compliance plan requirements. In furtherance of the compliance plan, the agreement provided for a monitoring period from May 29, 2012 to May 29, 2014 leading up to a compliance plan examination. After the close of the monitoring period, as part of preparation for the actual conduct of the compliance plan examination, on or about October 1, 2014, AIG and the lead states agreed upon corrective action plans to address particular issues identified during the monitoring period. The compliance plan examination is ongoing. There can be no assurance that the result of the compliance plan examination will not result in a fine, have a material adverse effect on AIG's ongoing operations or lead to civil litigation.

Accident and Health: In connection with the previously disclosed multi-state examination of certain accident and health products, including travel products, issued by National Union, AIG PC, on behalf of itself, National Union, and certain of AIG PC's insurance and non-insurance companies (collectively, the parties) entered into a Regulatory Settlement Agreement with regulators from 50 U.S. jurisdictions effective November 29, 2012. Under the agreement, and without admitting any liability for the issues raised in the examination, the parties (i) paid a civil penalty of $50 million, (ii) entered into a corrective action plan describing agreed-upon specific steps and standards for evaluating the parties' ongoing compliance with laws and regulations governing the issues identified in the examination, and (iii) agreed to pay a contingent fine in the event that the parties fail to satisfy certain terms of the corrective action plan. National Union and other AIG companies are also currently subject to civil litigation relating to the conduct of their accident and health business, and may be subject to additional litigation relating to the conduct of such business from time to time in the ordinary course. There can be no assurance that any regulatory action resulting from the issues identified will not have a material adverse effect on AIG's ongoing operations of the business subject to the agreement, or on similar business written by other AIG carriers.

Caremark Litigation: AIG, National Union Fire Insurance Company of Pittsburgh, Pa. and AIG Specialty Insurance Company (f/k/a American International Specialty Lines Insurance Company) (collectively, the "AIG Defendants") have been named defendants in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. ("Caremark"). The plaintiffs in the second-filed action intervened in the first-filed action, and the second-filed action was dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that AIG, its subsidiaries, and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage.

The complaints filed by the plaintiffs and the intervenors request compensatory damages for the 1999 class in the amount of $3.2 billion, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression, assert that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement, that the claims are barred by the statute of limitations, and that the statute cannot be tolled in light of the public disclosure of the excess coverage. The plaintiffs and intervenors, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations.

On August 15, 2012, the trial court entered an order granting plaintiffs' motion for class certification, and on September 12, 2014, the Alabama Supreme Court affirmed that order. AIG and the other defendants petitioned for rehearing of that decision and that petition was denied on February 27, 2015. The matter will return to the trial court for general discovery (which has not yet commenced) and adjudication of the merits. The Company is unable to reasonably estimate the possible loss or range of losses, if any, arising from the litigation.

Other Proceedings: AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

--------------------------------------------------------------------------------
56 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Except as may have been otherwise noted above with respect to specific matters, the Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, except as may have been otherwise noted above with respect to specific matters, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B. Leases
--------------------------------------------------------------------------------
Lease expenses are allocated to the Company based upon the percentage of space occupied with the final share of cost based upon its percentage participation in the Combined Pool.

C. Other Commitments
--------------------------------------------------------------------------------
As part of its hedge fund, private equity and real estate equity portfolio investments, as of December 31, 2014, the Company may be called upon for additional capital investments of up to $416,690.

The Company may also be called upon for an additional $7,046 in connection with guarantees related to its real estate equity investments.

In connection with its inter-company reinsurance program with AIG South Africa Limited, the Company contracted with The Standard Bank of South Africa Limited to issue a standby letter of credit to AIG South Africa Limited that secures the Company's reinsurance payment obligations up to ZAR 1,200,000 (USD equivalent of $103,712). The Company agreed to reimburse the bank for any amounts paid by the bank under the stand by letter of credit.

As of December 31, 2014 and 2013, the product warranty liability balance for the Company was $17,180 and $64,837, respectively.

D. Guarantees
--------------------------------------------------------------------------------
The Company has issued guarantees whereby it unconditionally and irrevocably guaranteed all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies. The Company would be required to perform under the guarantee in the event that a guaranteed entity failed to make payments due under policies of insurance issued during the period of the guarantee. The Company has not been required to perform under any of the guarantees. The Company remains contingently liable for all policyholder obligations associated with insurance policies issued by the guaranteed entity during the period in which the guarantee was in force.

Each guaranteed entity has reported total assets in excess of its liabilities and the majority have invested assets in excess of their direct (prior to reinsurance) policyholder liabilities. Additionally, the Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the Company's place and stead. Furthermore, for any former affiliate that has been sold, the purchaser has provided the Company with hold harmless agreements relative to the guarantee of the divested affiliate. Accordingly, management believes that the likelihood of payment under any of the guarantees is remote.

--------------------------------------------------------------------------------
57 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The following schedule sets forth the effective and termination dates (agreements with guarantees in run off), of each guarantee, the amount of direct policyholder obligations guaranteed, the invested assets and policyholder surplus for each guaranteed entity as of December 31, 2014:

                                                                    POLICYHOLDER                  ESTIMATED  POLICYHOLDERS'
                                                            DATE    OBLIGATIONS @ INVESTED ASSETS   LOSS @      SURPLUS
GUARANTEED COMPANY                           DATE ISSUED TERMINATED  12/31/2014    @ 12/31/2014   12/31/2014   12/31/2014
---------------------------------------------------------------------------------------------------------------------------
21st Century Advantage Insurance
Company (f/k/a AIG Advantage
Insurance Company )                     *    12/15/1997   8/31/2009 $      1,582   $     28,476       $-      $    28,356
21st Century North America Insurance
Company (f/k/a American International
Insurance Company )                     *     11/5/1997   8/31/2009       29,694        557,442        -          545,022
21st Century Pinnacle Insurance
Company (f/k/a American International
Insurance Company of New Jersey)        *    12/15/1997   8/31/2009        3,307         42,131        -           41,401
21st Century Superior Insurance
Company (f/k/a American International
Insurance Company of California, Inc.)  *    12/15/1997   8/31/2009           25         30,237        -           29,891
AIG Edison Life Insurance Company
(f/k/a GE Edison Life Insurance
Company)                                **    8/29/2003   3/31/2011    7,733,081     82,426,475        -        2,328,737
American General Life and Accident
Insurance Company                       +++    3/3/2003   9/30/2010    7,853,922    158,565,284        -        9,166,744
American General Life Insurance
Company                                        3/3/2003  12/29/2006   31,229,198    158,565,284        -        9,166,744
American International Assurance
Company (Australia) Limited             #     11/1/2002  10/31/2010      443,000      1,799,000        -          574,000
Chartis Europe, S.A. (f/k/a AIG
Europe, S.A.)                           ++++  9/15/1998  12/31/2012    4,513,447     13,807,304        -        5,406,154
Chartis Seguros Mexico SA (f/k/a AIG
Mexico Seguros Interamericana, S.A.
de C.V.)                                ##   12/15/1997           -      211,808        115,107        -           82,537
Chartis UK (f/k/a Landmark Insurance
Company, Limited (UK))                  ++++   3/2/1998  11/30/2007      407,944     13,807,304        -        5,406,154
Farmers Insurance Hawaii (f/k/a AIG
Hawaii Insurance Company, Inc.)         *     11/5/1997   8/31/2009        5,250         88,474        -           83,869
Lloyd's Syndicate 1414 (Ascot
Corporate Name)                               1/20/2005  10/31/2007       25,143        653,453        -          107,332
SunAmerica Annuity and Life
Assurance Company (Anchor National
Life Insurance Company)                 +++    1/4/1999  12/29/2006   12,391,218    158,565,284        -        9,166,744
SunAmerica Life Insurance Company       +++    1/4/1999  12/29/2006    6,117,702    158,565,284        -        9,166,744
The United States Life Insurance
Company in the City of New York                3/3/2003   4/30/2010    4,527,366     27,459,735        -        2,008,834
The Variable Annuity Life Insurance
Company                                        3/3/2003  12/29/2006   49,279,673     76,393,389        -        3,618,076
---------------------------------------------------------------------------------------------------------------------------
TOTAL                                                               $124,773,361   $851,469,661       $-      $56,927,338
---------------------------------------------------------------------------------------------------------------------------

* The guaranteed company was formerly part of AIG's Personal Auto Group and was sold on July 1, 2009 to Farmers Group, Inc., a subsidiary of Zurich Financial Services Group ("ZFSG"), n/k/a Zurich Insurance Company Limited. As part of the sale, ZFSG issued a hold harmless agreement to the Company with respect to its obligations under this guarantee.
** AIG Edison Life Insurance Company ("Edison") was sold by AIG to Prudential Financial, Inc. ("PFI") on February 1, 2011.As part of the sale, PFI provided the Company with a hold harmless agreement with respect to its obligations under this guarantee. Edison merged into Gibraltar Life Insurance Co., Ltd. ("GLIC") on January 1, 2012. The policyholder obligations disclosed represent those of the guaranteed entity as of December 31, 2014. Invested assets and policyholders' surplus disclosed represent the amount reported by GLIC as of December 31, 2014.
+++ The guaranteed companies were formerly a subsidiary of AIG. In previous years, AIA provided the direct policyholders obligations as of each year end. However, starting in 2014, AIA declined to provide financial information relative to these guarantees. The financial information reflects amounts as of December 31, 2012, at which time the guaranteed entities had invested assets in excess of direct policyholders' obligations and were in a positive surplus position. The guaranteed policyholder obligations will decline as the policies expire. Additionally, the guaranteed entities have an insurer financial strength rating for 2014 of "AA-" from Standard & Poor's.

--------------------------------------------------------------------------------
58 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

++++ The policyholder obligations, invested assets and policyholders' surplus disclosed represents those of the guaranteed entity as of September 30, 2014.
# The guaranteed company merged into American General Life Insurance Company effective December 31, 2012. The policyholder obligations disclosed represent those of the guaranteed entity. Invested assets and policyholders' surplus disclosed represent the amount reported by American General Life Insurance Company as of December 31, 2014.
## The guaranteed companies merged into AIG Europe Limited (AEL) (f/k/a Chartis Europe Limited) effective December 1, 2012.The policyholder obligations disclosed represent those of the guaranteed entity as of November 30, 2013. Invested assets and policyholders' surplus disclosed represents the amount reported by AEL as November 30, 2014.

E. Joint and Several Liabilities
--------------------------------------------------------------------------------
AIU and American Home are jointly and severally obligated to policyholders of their former Japan branches, in connection with transfers of the business of those Japan branches to Japan-domiciled affiliates in 2013 and 2014, respectively. Under the terms of the transfer agreement, the Japan affiliates are financially responsible for 100% of the obligations associated with such policies, and the Company's management expects such affiliates to satisfy their obligation. The Company carries no reserves with respect to any contingent liabilities, if the affiliates would fail to satisfy the obligations. As of December 31, 2014, the Japanese affiliates carried $102,312 of loss reserves in respect of such policies. If the Japan affiliates were to fail to satisfy their obligations, the Company's share of the aggregate exposure under the pooling agreement is $74,184.

Each member of the Combined Pool is also jointly and severally obligated to the other pool members, in proportion to their pool share, in the event any other pool member fails.

11.OTHER SIGNIFICANT MATTERS
--------------------------------------------------------------------------------

A. Other Assets
--------------------------------------------------------------------------------
As of December 31, 2014 and 2013, other admitted assets as reported in the accompanying Statements of Admitted Assets were comprised of the following balances:

-------------------------------------------------------
OTHER ADMITTED ASSETS                   2014     2013
-------------------------------------------------------
Deposit accounting assets                9,297   16,971
Guaranty funds receivable on deposit     6,348    7,047
Loss funds on deposit                   40,208   51,570
Other assets                            85,008   74,395
-------------------------------------------------------
TOTAL OTHER ADMITTED ASSETS           $140,861 $149,983
-------------------------------------------------------

--------------------------------------------------------------------------------
59 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

B. Other Liabilities
--------------------------------------------------------------------------------
As of December 31, 2014 and 2013, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

----------------------------------------------------------------------------------
OTHER LIABILITIES                                                2014      2013
----------------------------------------------------------------------------------
Accounts payable                                               $  4,050  $ 43,367
Accrued retrospective premiums                                   27,445    44,075
Advance premiums                                                      -     5,147
Amounts withheld or retained by company for account of others     2,951     3,797
Deferred commission earnings                                     32,996    25,900
Deposit accounting liabilities                                   63,649    91,911
Deposit accounting liabilities-funds held                             -     2,015
Liability for pension and severance pay                               -    15,254
Policyholder funds on deposit                                         -    14,735
Remittances and items not allocated                              13,575    25,287
Retroactive reinsurance payable                                     164       158
Retroactive reinsurance reserves-ceded                           (9,564)   (9,259)
Servicing carrier liability                                       3,477     4,962
Escrow funds (NICO)                                              34,511    29,946
Other accrued liabilities                                       195,842   241,819
----------------------------------------------------------------------------------
TOTAL OTHER LIABILITIES                                        $369,096  $539,114
----------------------------------------------------------------------------------

C. Other (Expense) Income
--------------------------------------------------------------------------------
For the years ended December 31, 2014, 2013 and 2012, other (expense) income as reported in the accompanying Statements of Operations and Changes in Capital and Surplus were comprised of the following balances:

------------------------------------------------------------------------------
OTHER (EXPENSE) INCOME                             2014      2013      2012
------------------------------------------------------------------------------
Other income                                     $ 18,654  $ 22,740  $ 43,336
Fee income on deposit programs                      3,893     7,089     6,641
Equities and deposits in pools and associations     6,180        (5)       39
Interest expense on reinsurance program           (39,522)  (38,802)  (39,541)
Foreign exchange gain (loss)                            -       153       225
------------------------------------------------------------------------------
TOTAL OTHER (EXPENSE) INCOME                     $(10,795) $ (8,825) $ 10,700
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
60 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

AMERICAN HOME ASSURANCE COMPANY
Statutory Basis Financial Statements
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

D. Non- Cash items
--------------------------------------------------------------------------------
For the years ended December 31, 2014, 2013 and 2012, the amounts reported in the Statements of Cash Flow are net of the following non-cash items:

--------------------------------------------------------------------------------------------------
NON-CASH TRANSACTIONS                                                2014        2013      2012
--------------------------------------------------------------------------------------------------
CAPITAL CONTRIBUTION FROM PARENT:
Tax Sharing Agreement                                            $    21,494  $       -  $ 52,613
Pooling Restructure Transaction                                    1,301,890          -         -
   Other                                                                   -          -     1,637
DIVIDENDS TO PARENT:
   Securities                                                       (233,553)         -   (48,411)
   Other                                                                   -   (395,483)  (18,716)
LOSS PORTFOLIO TRANSFER:
   Premiums collected                                                      -   (220,140)    8,083
   Benefit and loss related payments                                  68,784   (592,647)   58,384
   Funds held                                                        (75,782)         -   (66,467)
   Securities                                                              -     35,446         -
   Other                                                               6,998    777,341         -
POOLING RESTRUCTURE TRANSACTION:
   Premiums collected                                                562,004          -         -
   Miscellaneous expense (income)                                     51,134          -         -
   Benefit and loss related payments                               1,091,450          -         -
   Commission and other expense paid                                 284,095          -         -
   Net deposit on deposit-type contracts and other insurance         (12,835)         -         -
   Other                                                          (1,975,848)         -         -
JAPAN BRANCH TRANSFER:
   Premiums collected                                               (391,829)         -         -
   Net investment income                                               2,002          -         -
   Benefit and loss related payments                                (135,804)         -         -
   Commission and other expense paid                                 (26,283)         -         -
   Securities                                                        794,089          -         -
   Other                                                              (8,622)         -         -
--------------------------------------------------------------------------------------------------

12.SUBSEQUENT EVENTS
--------------------------------------------------------------------------------
Subsequent events have been considered through April 28, 2015 for these Financial Statements issued on April 28, 2015.

Type I - Recognized Subsequent Events:

None

Type II - Nonrecognized Subsequent Events:

During 2015, NYDFS approved an extraordinary dividend declaration of $600,000. The dividends were paid on February 2, 2015.

On April 1, 2015, the Company issued a promissory note with a face amount of $121,697 to AIU in relation to the purchase of AIG China. AIU distributed the promissory note within the AIG group of companies, and eventually the promissory note was received by the Company as a capital contribution.

--------------------------------------------------------------------------------
61 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2014 and 2013 and for years ended December 31, 2014, 2013 and 2012.

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

The following financial statements are included in Part B of this Registration
Statement:


      - Audited Financial Statements of Variable Annuity Account Seven of American General Life Insurance Company for the year ended December 31, 2014.

      - Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2014, 2013 and 2012.

      - Audited Statutory Financial Statements of American Home Assurance Company for the years ended December 31, 2014, 2013 and 2012.



(b) Exhibits





(1)    Resolutions Establishing Separate Account.............................................. 4
(2)    Custody Agreements..................................................................... Not Applicable
(3)    (a)  Distribution Contract............................................................. 5
        (b) Selling Agreement................................................................. 20
(4)    (a)  Polaris II A-Class
              (1) Group Annuity Certificate................................................... 6
              (2) Individual Annuity Contract................................................. 6
              (3) Group Annuity Certificate Endorsement....................................... 7
              (4) Individual Annuity Contract Endorsement..................................... 7
              (5) Death Benefit Endorsement................................................... 10
       (b)  Polaris II A-Class Platinum Series
              (1) Annuity Contract............................................................ 14
              (2) Return of Purchase Payment Death Benefit Endorsement........................ 14
              (3) Purchase Payment Accumulation Death Benefit Endorsement..................... 14
              (4) Maximum Anniversary Value Death Benefit Endorsement......................... 14
              (5) Rights of Accumulation Endorsement.......................................... 14
              (6) Letter of Intent Endorsement................................................ 14
              (7) Guaranteed Minimum Withdrawal Benefit Endorsement........................... 14
              (8) AGL Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value
                  Extension Endorsement (ASE-6215E (10/10))................................... 23
              (9) AGL Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value
                  Extension Endorsement (Life) (ASE-6217E (10/10))............................ 23
             (10) AGL Optional Guaranteed Living Benefit Extension Data Page Endorsement
                  (ASE-6231E (10/10))......................................................... 22
             (11) Merger Endorsement.......................................................... 20
(5)    Application for Contract
       (a)  Participant Enrollment Form....................................................... 2
       (b)  Deferred Annuity Application...................................................... 2
(6)    Corporate Documents of Depositor
       (a)  Amended and Restated Articles of Incorporation of American General Life Insurance
            Company, effective December 31, 1991.............................................. 1
       (b)  Amendment to the Amended and Restated Articles of Incorporation of American
            General Life Insurance Company, effective July 13, 1995........................... 3
       (c)  By-Laws of American General Life Insurance Company, restated as of June 8, 2005... 11
(7)    Reinsurance Contract................................................................... Not Applicable
(8)    Material Contracts
       (a)  Anchor Series Trust Fund Participation Agreement.................................. 19
       (b)  SunAmerica Series Trust Fund Participation Agreement.............................. 19
       (c)  Seasons Series Trust Fund Participation Agreement................................. 19
       (d)  American Funds Insurance Series Fund Participation Agreement...................... 9
       (e)  Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement. 16
       (f)  Lord Abbett Life Investment Trust Fund Participation Agreement.................... 9
       (g)  Van Kampen Life Investment Trust Fund Participation Agreement..................... 8
       (h)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation
            Agreement......................................................................... 17





         (i)  Letters of Consent to the Assignment of the Fund Participation Agreement... 20
(9)      (a)  Opinion of Counsel and Consent of Depositor................................ 21
         (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to
              American Home
              Assurance Company.......................................................... 13
(10)     Consent......................................................................... Filed Herewith
(11)     Financial Statements Omitted from Item 23....................................... Not Applicable
(12)     Initial Capitalization Agreement................................................ Not Applicable
(13)     Other
         (a)  Power of Attorney..........................................................
              (1) American General Life Insurance Company Directors...................... 25
              (2) American Home Assurance Company Directors.............................. 24
         (b)  General Guarantee Agreement by American Home Assurance Company............. 12
         (c)  Notice of Termination of Guarantee as Published in the Wall Street Journal
              on November 24,
              2006....................................................................... 15
         (d)  Notice of Termination of Support Agreement................................. 18
         (e)  Amended and Restated Unconditional Capital Maintenance Agreement between
              American
              International Group, Inc. and American General Life Insurance Company...... 24
         (f)  Specimen Agreement and Plan of Merger...................................... 20
         (g)  CMA Termination Agreement.................................................. Filed Herewith



--------
1 Incorporated by reference to Initial Registration Statement, File No.
  033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.

2 Incorporated by reference to Initial Registration Statement, File Nos.
  333-25473 and 811-03589, filed on April 18, 1997, Accession No.
  0000950148-97-000989.

3 Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6
  Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.

4 Incorporated by reference to Initial Registration Statement, File Nos.
  333-65965 and 811-09003, filed on October 21, 1998, Accession No. 0000950148-98-002332.

5 Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment No.
  3, File Nos. 333-63511 and 811-09003, filed on December 7, 1998, Accession No. 0000950148-98-002682.

6 Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment No.
  2, File Nos. 333-65965 and 811-09003, filed on August 27, 1999, Accession No. 0000950148-99-001968.

7 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
  3, File Nos. 333-65965 and 811-09003, filed on October 8, 1999, Accession
  No. 0000950148-99-002190.

8 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-66114 and 811-03589, filed on October 25, 2001, Accession No. 0000950148-01-502065.

9 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-91860 and 811-03589, filed on October 28, 2002, Accession No. 0000898430-02-003844.

10 Incorporated by reference to Post-Effective Amendment No. 17 and Amendment
  No. 19, File Nos. 333-65965 and 811-09003, filed on April 16, 2004,
  Accession No. 0000950148-04-000753.

11 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
  No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.

12 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment
  No. 22, File Nos. 333-65965 and 811-09003, filed on August 29, 2005,
  Accession No. 0000950129-05-008801.

13 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment
  No. 22, File Nos. 333-67685 and 811-07727, filed on October 21, 2005,
  Accession No. 0000950134-05-019473.

14 Incorporated by reference to Post-Effective Amendment No. 26 and Amendment
  No. 28, File Nos. 333-65965 and 811-09003, filed on May 1, 2006, Accession No. 0000950129-06-004649.

15 Incorporated by reference to Post-Effective Amendment No. 29 and Amendment
  No. 31, File Nos. 333-65965 and 811-09003, filed on December 12, 2006,
  Accession No. 0000950124-06-007495.

16 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment
  No. 11, File Nos. 333-137882 and 811-09003, filed on April 29, 2008,
  Accession No. 0000950134-08-007757.

17 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010,
  Accession No. 0000950123-10-080861.

18 Incorporated by reference to Post-Effective Amendment No. 17 and Amendment
  No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011,
  Accession No. 0000950123-11-040070.

19 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.

20 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.

21 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185807 and 811-09003, filed on January 2, 2013, Accession No. 0000950123-12-014475.

22 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment
  No. 1, File Nos. 333-185778 and 811-03859, filed on April 29, 2013,
  Accession No. 0000950123-13-002940.

23 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment
  No. 1, File Nos. 333-185791 and 811-03859, filed on April 29, 2013,
  Accession No. 0000950123-13-002967.


24 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment
  No. 2, File Nos. 333-185797 and 811-03859, filed on April 30, 2014,
  Accession No. 0000950123-14-004618.



25 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 4, File Nos. 333-185778 and 811-03859, filed on April 28, 2015.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Robert S. Schimek(5)                               Director, Chairman, President
Kevin T. Hogan(5)                                  Director, Chief Executive Officer
Jana W. Greer(3)                                   Director, President, Individual Retirement
Jonathan J. Novak(2)                               Director, President, Institutional Markets
Curtis W. Olson(1)                                 Director, President, Group Benefits
Mary Jane B. Fortin                                Director, Executive Vice President, Chief Financial Officer and
                                                   Vice Chairman
Thomas J. Diemer                                   Director, Senior Vice President and Chief Risk Officer
Deborah A. Gero(2)                                 Director, Senior Vice President and Chief Investment Officer
Stephen A. Maginn(2)                               Director, Senior Vice President and Chief Distribution Officer
Jeffrey M. Farber(5)                               Director
John Q. Doyle(5)                                   Director
Charles S. Shamieh(5)                              Director, President, Life, Disability and Health
Robert J. Scheinerman                              Executive Vice President, Individual Retirement
Jesus C. Zaragoza                                  Senior Vice President and Life Controller
Michael P. Harwood                                 Director, Senior Vice President, Chief Actuary and Corporate
                                                   Illustration Actuary
Randall W. Epright                                 Senior Vice President and Chief Information Officer
Christine A. Nixon(2)                              Senior Vice President and Chief Legal Officer
Tim W. Still                                       Senior Vice President and Chief Operations Officer
Yoav Tamir(3)                                      Senior Vice President, Market Risk Management
Kyle L. Jennings                                   Senior Vice President and Chief Compliance Officer
Sai P. Raman(6)                                    Senior Vice President, Institutional Markets
Craig A. Buck(10)                                  Senior Vice President, Capital Management
Timothy M. Heslin                                  Senior Vice President, Head of Global Life Sciences
Rodney E. Rishel                                   Senior Vice President, Head of US Life and Disability
David S. Jorgensen                                 Vice President and Controller
Gloria Beissinger                                  Vice President and Treasurer
Charles E. Beam(4)                                 Vice President and Assistant Controller
Jim A. Coppedge                                    Vice President and Assistant Secretary
Mallary L. Reznik(2)                               Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                                Vice President and Secretary
John B. Deremo(4)                                  Vice President, Distribution
Gavin D. Friedman(2)                               Vice President and Litigation Officer
Leo W. Grace                                       Vice President, Product Filing
Tracey E. Harris                                   Vice President, Product Filing
T. Clay Spires                                     Vice President and Tax Officer
Michael E. Treske(3)                               Vice President, Distribution
Frank Kophamel                                     Vice President and Appointed Actuary
Katherine L. Stoner                                Vice President, 38a-1 Compliance Officer
Christina M. Haley(3)                              Vice President
Marla S. Campagna(7)                               Vice President
Mary M. Newitt(3)                                  Vice President
Manda Ghaferi(2)                                   Vice President
Keith C. Honig(7)                                  Vice President
Stewart P. Polakov(3)                              Vice President
Douglas S. Tymins(7)                               Vice President
Jennifer P. Powell                                 Anti-Money Laundering and Office of Foreign Asset Control Officer
David J. Kumatz(4)                                 Assistant Secretary
Virginia N. Puzon(2)                               Assistant Secretary





NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Cris Thomas                                        Assistant Secretary
Rosemary Foster                                    Assistant Secretary
Barry A. Hopkins(4)                                Assistant Tax Officer
Grace D. Harvey                                    Illustration Actuary
Laszlo Kulin(9)                                    Investment Tax Officer
Alireza Vaseghi(9)                                 Managing Director and Chief Operating Officer, Institutional
                                                   Markets
Melissa H. Cozart                                  Privacy Officer


(1)   3600 Route 66, Neptune, NJ 07753

(2)   1999 Avenue of the Stars, Los Angeles, CA 90067

(3)   21650 Oxnard Street, Woodland Hills, CA 91367

(4)   2000 American General Way, Brentwood, TN 37027

(5)   175 Water Street, New York, NY 10038

(6)   50 Danbury Road, Wilton, CT 06897

(7)   777 S. Figueroa Street, Los Angeles, CA 90017

(8)   1690 New Britain Avenue, Farmington, CT 06032

(9)   80 Pine Street, New York, NY 10005


(10)  1650 Market Street, Philadelphia, PA 19139



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of American General Life Insurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No.
0000005272-15-000002, filed on February 20, 2015. Exhibit 21 is incorporated herein by reference.



ITEM 27.  NUMBER OF CONTRACT OWNERS


As of April 1, 2015, the number of Polaris II A-Class and Polaris II A-Class Platinum Series contracts funded by Variable Annuity Account Seven was 13,008 of which 3,274 were qualified contracts and 9,734 were non-qualified contracts.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:

     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A



(b)  Directors, Officers and principal place of business:



OFFICER/DIRECTORS*                                     POSITION
-------------------------- ----------------------------------------------------------------
   Peter A. Harbeck        Director
   James T. Nichols        Director, President and Chief Executive Officer
   Rebecca Snider          Chief Compliance Officer
   Frank Curran            Vice President, Controller, Financial Operation Officer, Chief
                           Financial Officer and Treasurer
   Stephen A. Maginn(2)    Director, Senior Vice President
   Michael E. Treske(1)    Chief Distribution Officer, Mutual Funds and Variable Annuities
   John T. Genoy           Vice President
   Mallary L. Reznik(2)    Vice President
   Christine A. Nixon(2)   Secretary
   Virginia N. Puzon(2)    Assistant Secretary


      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311.

     (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.

     (2) Principal business address is 1999 Avenue of the Stars, Los Angeles, CA 90067-6121.

(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

UNDERTAKINGS OF THE DEPOSITOR REGARDING GUARANTOR

During any time there are insurance obligations outstanding and covered by the guarantee issued by American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent auditors of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the American Home Guarantee was terminated for prospectively issued Contracts. The American Home Guarantee will not cover any Contracts with an issue date later than the Point of Termination. The American Home Guarantee will continue to cover Contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts are satisfied in full.

Effective as of 11:59 p.m. Eastern time, on December 31, 2012, SunAmerica Annuity and Life Assurance Company, an affiliate of American General Life Insurance Company, merged with and into American General Life Insurance Company. Texas law provides for the continuation of guarantees for contracts and certificates issued prior to a merger. Therefore, the American Home Guarantee will continue to cover Contracts with a date of issue earlier than the Point of Termination.

REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER THE CONTRACTS PURSUANT TO SECTION 26(F)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

American General Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American General Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Seven, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 27th day of April, 2015.



                                       VARIABLE ANNUITY ACCOUNT SEVEN
                                       (Registrant)


                                       BY:  AMERICAN GENERAL LIFE INSURANCE
                                       COMPANY
                                          (On behalf of the Registrant and
                                       itself)


                                       BY: /s/  MARY JANE B. FORTIN
                                          -------------------------------------
                                          MARY JANE B. FORTIN
                                          EXECUTIVE VICE PRESIDENT AND
                                          CHIEF FINANCIAL OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.




            SIGNATURE                                      TITLE                                DATE
---------------------------------   ---------------------------------------------------   ---------------
*ROBERT S. SCHIMEK                            Director, Chairman, President               April 27, 2015
------------------------------
ROBERT S. SCHIMEK

*THOMAS J. DIEMER                          Director, Senior Vice President and            April 27, 2015
------------------------------                     Chief Risk Officer
THOMAS J. DIEMER

*JOHN Q. DOYLE                                          Director                          April 27, 2015
------------------------------
JOHN Q. DOYLE

*JEFFREY M. FARBER                                      Director                          April 27, 2015
------------------------------
JEFFREY M. FARBER

/s/  MARY JANE B. FORTIN            Director, Vice Chairman, Executive Vice President     April 27, 2015
------------------------------                 and Chief Financial Officer
MARY JANE B. FORTIN

*DEBORAH A. GERO                           Director, Senior Vice President and            April 27, 2015
------------------------------                   Chief Investment Officer
DEBORAH A. GERO

*JANA W. GREER                       Director and President -- Individual Retirement      April 27, 2015
------------------------------
JANA W. GREER

*MICHAEL P. HARWOOD                  Director, Senior Vice President, Chief Actuary,      April 27, 2015
------------------------------                Corporate Illustration Actuary
MICHAEL P. HARWOOD

*KEVIN T. HOGAN                            Director and Chief Executive Officer           April 27, 2015
------------------------------
KEVIN T. HOGAN

*STEPHEN A. MAGINN                         Director, Senior Vice President and            April 27, 2015
------------------------------                  Chief Distribution Officer
STEPHEN A. MAGINN

*JONATHAN J. NOVAK                   Director and President -- Institutional Markets      April 27, 2015
------------------------------
JONATHAN J. NOVAK

*CURTIS W. OLSON                         Director and President -- Group Benefits         April 27, 2015
------------------------------
CURTIS W. OLSON

*CHARLES S. SHAMIEH                  Director, President, Life, Disability and Health     April 27, 2015
------------------------------
CHARLES S. SHAMIEH

*DAVID JORGENSEN                              Vice President and Controller               April 27, 2015
------------------------------
DAVID JORGENSEN

/s/  MANDA GHAFERI                                   Attorney-in-Fact                     April 27, 2015
------------------------------
*MANDA GHAFERI



                                   SIGNATURES


American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 27th day of April, 2015.



                                       AMERICAN HOME ASSURANCE COMPANY



                                       BY: /s/  LAWRENCE J. MOLONEY

                                          -------------------------------------

                                          LAWRENCE J. MOLONEY

                                          STATUTORY CONTROLLER AND
                                          VICE PRESIDENT

This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



                 SIGNATURE                                   TITLE                         DATE
------------------------------------------   -------------------------------------   ---------------
*ALEXANDER R. BAUGH                                         Director                 April 27, 2015
------------------------------
ALEXANDER R. BAUGH

*JAMES BRACKEN                                              Director                 April 27, 2015
------------------------------
JAMES BRACKEN

*TIMOTHY D. CARTER                                          Director                 April 27, 2015
------------------------------
TIMOTHY D. CARTER

*JOSEPH D. COOK                               Director, Senior Vice President and    April 27, 2015
------------------------------                      Chief Financial Officer
JOSEPH D. COOK

*JOHN Q. DOYLE                                              Director                 April 27, 2015
------------------------------
JOHN Q. DOYLE

*JEFFREY M. FARBER                                          Director                 April 27, 2015
------------------------------
JEFFREY M. FARBER

                                                            Director                  April  , 2015
------------------------------
STEPHEN J. GRABEK

------------------------------                              Director                  April  , 2015
KIMBERLY M. HANNA

*KEVIN T. HOGAN                                             Director                 April 27, 2015
------------------------------
KEVIN T. HOGAN

*RALPH W. MUCERINO                                          Director                 April 27, 2015
------------------------------
RALPH W. MUCERINO

------------------------------                              Director                  April  , 2015
ALESSANDREA QUANE

*ROBERT S. SCHIMEK                                  Director, President and          April 27, 2015
------------------------------                      Chief Executive Officer
ROBERT S. SCHIMEK

*CHRISTOPHER L. SPARRO                                      Director                 April 27, 2015
------------------------------
CHRISTOPHER L. SPARRO

*BY:    /s/  JOSEPH D. COOK                                                          April 27, 2015
   --------------------------
   JOSEPH D. COOK
   ATTORNEY-IN-FACT
   (Exhibit to the Registration Statement)



                                 EXHIBIT INDEX



 EXHIBIT NO.            DESCRIPTION
-------------   --------------------------
(10)            Consent
(13)(g)         CMA Termination Agreement